TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.6%
313,902		Aptiv plc	$27,513,510
1,539,880		Ford Motor Co	14,675,057
1,000		General Motors Co	40,340
		TOTAL AUTOMOBILES & COMPONENTS	42,228,907

BANKS - 5.7%
3,759,271		Bank of America Corp	115,334,435
579,114		Citigroup, Inc	41,209,752
972,470		Citizens Financial Group, Inc	36,234,232
1,155,959		JPMorgan Chase & Co	134,091,244
909,294		US Bancorp	51,966,152
		TOTAL BANKS	378,835,815

CAPITAL GOODS - 6.4%
92,445		Boeing Co	31,540,385
128,976		Carlisle Cos, Inc	18,599,629
219,654	n	Deere & Co	36,385,685
362,531		Dover Corp	35,111,127
1,083,132		General Electric Co	11,318,730
501,215		Honeywell International, Inc	86,439,539
345,683		Ingersoll-Rand plc	42,747,160
481,017		ITT, Inc	30,025,081
269,526	*	L3Harris Technologies, Inc	55,953,597
100,347	n	Northrop Grumman Corp	34,676,913
161,275	n	Rockwell Automation, Inc	25,929,795
175,108		Woodward Governor Co	19,619,100
		TOTAL CAPITAL GOODS	428,346,741

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
212,449		Verisk Analytics, Inc	32,232,762
467,766		Waste Management, Inc	54,728,622
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	86,961,384

CONSUMER DURABLES & APPAREL - 1.7%
576,364	*,e	Levi Strauss & Co	10,985,498
111,468	*	Lululemon Athletica, Inc	21,300,420
1,933,732	*,e	Mattel, Inc	28,232,487
698,080	*,g	Spin Master Corp	19,834,823
480,918		Tapestry, Inc	14,874,794
562,892		Wolverine World Wide, Inc	15,282,518
		TOTAL CONSUMER DURABLES & APPAREL	110,510,540
1

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
CONSUMER SERVICES - 0.8%
150,802	e	Papa John’s International, Inc	$6,698,625
306,280	n	Royal Caribbean Cruises Ltd	35,632,615
58,606	n	Strategic Education, Inc	10,431,282
		TOTAL CONSUMER SERVICES	52,762,522

DIVERSIFIED FINANCIALS - 3.2%
745,150		Blackstone Group, Inc	35,752,297
310,982	n	CME Group, Inc	60,461,120
203,669		Discover Financial Services	18,277,256
1,239,750		Morgan Stanley	55,243,260
747,206		Voya Financial, Inc	41,970,561
		TOTAL DIVERSIFIED FINANCIALS	211,704,494

ENERGY - 4.4%
317,017	*	Apergy Corp	10,312,563
703,309		Chevron Corp	86,584,371
361,505		Concho Resources, Inc	35,311,808
425,377		Delek US Holdings, Inc	18,325,241
155,373		Diamondback Energy, Inc	16,070,229
307,345		EOG Resources, Inc	26,385,568
476,744		Exxon Mobil Corp	35,450,684
280,164	n	Hess Corp	18,165,834
323,371		ONEOK, Inc	22,661,840
1,388,240	*	Parsley Energy, Inc	23,030,902
		TOTAL ENERGY	292,299,040

FOOD & STAPLES RETAILING - 1.3%
164,108	n	Costco Wholesale Corp	45,233,088
358,259		Walmart, Inc	39,544,628
		TOTAL FOOD & STAPLES RETAILING	84,777,716

FOOD, BEVERAGE & TOBACCO - 4.6%
1,009,057		Coca-Cola Co	53,106,670
377,368		Coca-Cola European Partners plc (Class A)	20,860,903
829,261	n	ConAgra Brands, Inc	23,940,765
554,286		Diageo plc	23,113,824
532,819		General Mills, Inc	28,298,017
143,518		Hershey Co	21,777,422
1,023,103		Mondelez International, Inc	54,725,779
281,326	*	Monster Beverage Corp	18,137,087
505,027		PepsiCo, Inc	64,547,501
		TOTAL FOOD, BEVERAGE & TOBACCO	308,507,968

HEALTH CARE EQUIPMENT & SERVICES - 7.5%
782,105		Abbott Laboratories	68,121,345
162,183	n	Anthem, Inc	47,780,734
1,362,933	*	Boston Scientific Corp	57,870,135
299,946		Danaher Corp	42,142,413
123,573	*,n	DexCom, Inc	19,384,897
150,820	*	Edwards Lifesciences Corp	32,102,037
132,367	*,n	Guardant Health, Inc	12,441,174
198,203	n	HCA Healthcare, Inc	26,462,083
2

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
110,454	*	IDEXX Laboratories, Inc	$31,153,551
158,196	*	Neogen Corp	11,295,194
104,135		STERIS plc	15,501,536
81,926		Stryker Corp	17,186,436
281,594		UnitedHealth Group, Inc	70,119,722
856,738	*,n	Wright Medical Group NV	24,725,459
185,239		Zimmer Biomet Holdings, Inc	25,031,346
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	501,318,062

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
254,639		Colgate-Palmolive Co	18,267,802
212,699		Estee Lauder Cos (Class A)	39,177,029
815,866		Procter & Gamble Co	96,304,823
165,844		Reckitt Benckiser Group plc	12,820,284
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	166,569,938

INSURANCE - 2.2%
227,302		Cincinnati Financial Corp	24,396,324
897,714		Hartford Financial Services Group, Inc	51,735,258
461,049		Metlife, Inc	22,785,042
198,330	*	Palomar Holdings, Inc	5,682,154
189,952		Progressive Corp	15,382,313
153,892		Willis Towers Watson plc	30,042,796
		TOTAL INSURANCE	150,023,887

MATERIALS - 3.6%
238,993		CF Industries Holdings, Inc	11,844,493
875,852		Corteva, Inc	25,837,634
272,909		Dow, Inc	13,219,712
458,433		DuPont de Nemours, Inc	33,080,525
393,496	n	Linde plc	75,267,915
664,092		Newmont Mining Corp	24,252,640
413,135	n	Nutrien Ltd	22,643,930
237,838		Vulcan Materials Co	32,904,887
		TOTAL MATERIALS	239,051,736

MEDIA & ENTERTAINMENT - 10.4%
166,434	*	Alphabet, Inc (Class C)	202,496,919
1,249,491		Comcast Corp (Class A)	53,940,527
647,879	*	Facebook, Inc	125,837,538
175,397	*,n	NetFlix, Inc	56,651,477
29,400		Nintendo Co Ltd	10,816,046
520,370	*,e	Snap, Inc	8,742,216
45,188	*	Spotify Technology S.A.	7,001,429
290,022	*,n	Take-Two Interactive Software, Inc	35,533,495
432,375	*	Twitter, Inc	18,293,786
928,285		Viacom, Inc (Class B)	28,173,450
540,743		Vivendi Universal S.A.	15,019,158
766,408		Walt Disney Co	109,604,008
318,517	e	World Wrestling Entertainment, Inc (Class A)	23,181,667
		TOTAL MEDIA & ENTERTAINMENT	695,291,716
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TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
801,317		AbbVie, Inc	$53,383,739
462,996	*	Acadia Pharmaceuticals, Inc	11,380,442
249,571	*,e	Allogene Therapeutics, Inc	7,736,701
327,900		AstraZeneca plc	28,328,527
1,353,412	*	Avantor, Inc	23,806,517
233,734	*,n	Biohaven Pharmaceutical Holding Co Ltd	10,059,911
197,530	*	BioMarin Pharmaceutical, Inc	15,668,080
112,168	*	Bluebird Bio, Inc	14,719,807
278,205		Daiichi Sankyo Co Ltd	16,905,696
230,809		Eli Lilly & Co	25,146,640
169,596	*,n	Exact Sciences Corp	19,522,196
76,901	*,e	GW Pharmaceuticals plc (ADR)	12,481,032
210,230	*	IQVIA Holdings, Inc	33,462,309
127,372	*,n	Jazz Pharmaceuticals plc	17,753,109
72,188		Lonza Group AG.	24,728,259
693,325		Merck & Co, Inc	57,539,042
244,791	*,n	Nektar Therapeutics	6,966,752
159,943	*	Neurocrine Biosciences, Inc	15,416,906
337,694		Novo Nordisk AS	16,215,836
1,881,023		Pfizer, Inc	73,058,933
105,102	*	Sage Therapeutics, Inc	16,852,055
339,635		Sanofi-Aventis	28,302,413
96,157		Vifor Pharma AG.	14,231,849
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	543,666,751

REAL ESTATE - 1.3%
236,510		American Tower Corp	50,050,246
274,595		Outfront Media, Inc	7,463,492
381,165		Prologis, Inc	30,725,711
		TOTAL REAL ESTATE	88,239,449

RETAILING - 5.7%
104,580	*	Amazon.com, Inc	195,227,852
359,459		Best Buy Co, Inc	27,509,397
844,311	*	BJ’s Wholesale Club Holdings, Inc	19,891,967
445,477		Home Depot, Inc	95,193,980
264,515		Kohl’s Corp	14,246,778
174,403	n	Tiffany & Co	16,379,930
46,702	*,n	Ulta Beauty, Inc	16,310,674
		TOTAL RETAILING	384,760,578

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
1,153,437	*,n	Advanced Micro Devices, Inc	35,122,157
69,349		Broadcom, Inc	20,110,516
383,089	*	Cree, Inc	23,820,474
121,353	*	Inphi Corp	7,306,664
787,259		Intel Corp	39,795,943
1,329,769		Marvell Technology Group Ltd	34,919,734
183,808	n	Monolithic Power Systems, Inc	27,232,993
4

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
138,973	n	NVIDIA Corp	$23,447,525
560,384		Qualcomm, Inc	40,997,693
112,352	e,n	Universal Display Corp	23,715,260
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	276,468,959

SOFTWARE & SERVICES - 12.1%
133,921	*	Adobe, Inc	40,023,630
134,189		Dassault Systemes S.A.	20,412,361
256,650		Fidelity National Information Services, Inc	34,198,613
280,121	*	Fiserv, Inc	29,533,154
75,405	*	HubSpot, Inc	13,476,382
234,760	n	International Business Machines Corp	34,800,822
232,918	*,n	LiveRamp Holdings, Inc	12,272,449
394,000		MasterCard, Inc (Class A)	107,274,380
426,177	*	Medallia, Inc	16,983,153
2,140,156		Microsoft Corp	291,639,058
551,574	*	PayPal Holdings, Inc	60,893,770
106,100	*	Proofpoint, Inc	13,389,820
377,362	*	salesforce.com, Inc	58,302,429
88,750	*,n	ServiceNow, Inc	24,618,363
235,266	*	Synopsys, Inc	31,233,914
663,594	*,n	Teradata Corp	24,300,812
		TOTAL SOFTWARE & SERVICES	813,353,110

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
1,211,130	n	Apple, Inc	258,019,135
1,926,788		Cisco Systems, Inc	106,744,055
389,581	*	Keysight Technologies, Inc	34,875,291
262,643	n	Motorola Solutions, Inc	43,588,233
4,299,798	e	Nokia Corp	23,261,907
1,125,990	*	Pure Storage, Inc	17,047,489
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	483,536,110

TELECOMMUNICATION SERVICES - 1.0%
1,049,912		AT&T, Inc	35,749,503
600,159		Verizon Communications, Inc	33,170,788
		TOTAL TELECOMMUNICATION SERVICES	68,920,291

TRANSPORTATION - 1.7%
747,384	n	CSX Corp	52,615,834
267,073		Delta Air Lines, Inc	16,302,136
170,081		DSV AS	16,233,177
117,535	*,e	Lyft, Inc (Class A)	7,154,355
159,625		United Parcel Service, Inc (Class B)	19,070,399
		TOTAL TRANSPORTATION	111,375,901

UTILITIES - 2.1%
255,691		Alliant Energy Corp	12,666,932
229,675		Ameren Corp	17,384,101
215,920		Entergy Corp	22,805,470
893,281		FirstEnergy Corp	39,277,565
241,086		NextEra Energy, Inc	49,945,787
5

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE
	TOTAL UTILITIES	$142,079,855

	TOTAL COMMON STOCKS	6,661,591,470
	(Cost $4,407,783,220)

PURCHASED OPTIONS - 0.0%

FOOD, BEVERAGE & TOBACCO - 0.0%
32,000	Hostess Brands, Inc	9,600
	TOTAL FOOD, BEVERAGE & TOBACCO	9,600

	TOTAL PURCHASED OPTIONS	9,600
	(Cost $11,520)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.5%
$30,080,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	30,080,000
		TOTAL GOVERNMENT AGENCY DEBT			30,080,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
69,602,898	c	State Street Navigator Securities Lending Government Money Market Portfolio			69,602,898
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			69,602,898

		TOTAL SHORT-TERM INVESTMENTS			99,682,898
		(Cost $99,682,898)

		TOTAL INVESTMENTS - 101.0%			6,761,283,968
		(Cost $4,507,477,638)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(67,459,072)
		NET ASSETS - 100.0%			$6,693,824,896

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $102,197,595.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities was $19,834,823 or 0.3% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
6

TIAA-CREF FUNDS - Growth & Income Fund

Purchased options outstanding as of July 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Hostess Brands, Inc, Call	320	$11,520	$15.00	09/20/19	$9,600

Written options outstanding as of July 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Activision Blizzard, Inc, Put	920	$(256,677)	$42.50	11/15/19	$(115,000)
Advanced Micro Devices, Inc, Put	900	(17,100)	28.00	08/16/19	(17,100)
Amphenol Corp, Put	475	(21,831)	85.00	09/20/19	(22,562)
Anthem, Inc, Put	160	(223,675)	240.00	09/20/19	(9,840)
Apple, Inc, Call	224	(81,310)	250.00	01/17/20	(48,160)
Apple, Inc, Call	448	(332,454)	240.00	06/19/20	(412,160)
Apple, Inc, Call	224	(171,901)	245.00	06/19/20	(171,901)
Apple, Inc, Put	448	(46,591)	170.00	09/20/19	(55,104)
Apple, Inc, Put	224	(147,998)	170.00	10/18/19	(13,216)
Apple, Inc, Put	448	(254,181)	170.00	06/19/20	(190,848)
Apple, Inc, Put	448	(471,734)	190.00	06/19/20	(394,240)
Arista Networks, Inc, Put	160	(155,147)	210.00	11/15/19	(64,000)
Biohaven Pharmaceutical Holding Co Ltd, Call	240	(24,230)	55.00	08/16/19	(6,000)
Biohaven Pharmaceutical Holding Co Ltd, Put	640	(782,679)	50.00	01/17/20	(777,600)
Cigna Corp, Put	235	(173,192)	145.00	01/17/20	(101,050)
CME Group, Inc, Call	200	(102,590)	210.00	12/20/19	(72,000)
CME Group, Inc, Put	200	(69,591)	170.00	12/20/19	(53,000)
Coherent, Inc, Put	235	(242,362)	110.00	11/15/19	(75,200)
ConAgra Brands, Inc, Put	277	(42,380)	22.00	09/20/19	(2,770)
ConAgra Brands, Inc, Put	829	(119,326)	23.00	09/20/19	(8,290)
ConAgra Brands, Inc, Put	28	(10,584)	26.00	09/20/19	(840)
ConAgra Brands, Inc, Put	553	(70,783)	24.00	12/20/19	(30,415)
Constellation Brands, Inc, Put	175	(61,161)	180.00	10/18/19	(63,875)
Costco Wholesale Corp, Call	200	(205,796)	280.00	01/17/20	(272,000)
Costco Wholesale Corp, Put	200	(115,598)	245.00	01/17/20	(96,200)
CSX Corp, Put	600	(26,543)	65.00	08/16/19	(7,800)
CVS Health Corp, Put	500	(24,000)	50.00	08/16/19	(7,000)
CVS Health Corp, Put	1,500	(468,288)	52.50	11/15/19	(303,000)
Deckers Outdoor Corp, Put	300	(33,899)	135.00	09/20/19	(28,500)
Deere & Co, Put	260	(15,080)	140.00	08/16/19	(6,760)
DexCom, Inc, Put	320	(133,963)	100.00	09/20/19	(14,400)
DexCom, Inc, Put	320	(186,544)	100.00	12/20/19	(64,000)
DISH Network Corp, Put	510	(139,228)	27.50	01/17/20	(68,850)
Domino’s Pizza, Inc, Put	160	(15,354)	220.00	08/16/19	(4,800)
Exact Sciences Corp, Call	795	(209,081)	145.00	10/18/19	(87,450)
Exact Sciences Corp, Put	450	(33,282)	85.00	09/20/19	(38,250)
FedEx Corp, Put	157	(359,368)	190.00	01/17/20	(383,473)
Guardant Health, Inc, Call	240	(39,830)	110.00	08/16/19	(19,200)
Hain Celestial Group, Inc, Put	1,100	(602,792)	23.00	01/17/20	(313,500)
HCA Healthcare, Inc, Put	400	(37,584)	115.00	09/20/19	(26,800)
Hess Corp, Call	300	(16,500)	75.00	09/20/19	(16,500)
Humana, Inc, Put	400	(507,178)	245.00	11/15/19	(119,000)
International Business Machines Corp, Put	322	(106,348)	125.00	11/15/19	(34,132)
Intuitive Surgical, Inc, Put	75	(53,067)	445.00	10/18/19	(36,750)
Jazz Pharmaceuticals plc, Put	275	(215,865)	125.00	12/20/19	(155,375)
Linde plc, Put	225	(24,291)	185.00	08/16/19	(49,500)
LiveRamp Holdings, Inc, Put	600	(49,397)	40.00	08/16/19	(9,000)
M&T Bank Corp, Put	320	(53,407)	150.00	09/20/19	(32,800)
7

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Micron Technology, Inc, Put	630	$(198,389)	$34.00	01/17/20	$(82,530)
Monolithic Power Systems, Inc, Put	240	(179,447)	120.00	09/20/19	(21,600)
Motorola Solutions, Inc, Call	320	(136,832)	165.00	01/17/20	(386,560)
Motorola Solutions, Inc, Call	320	(130,545)	185.00	01/17/20	(113,600)
Motorola Solutions, Inc, Put	640	(150,397)	155.00	09/20/19	(144,000)
Motorola Solutions, Inc, Put	320	(122,557)	130.00	10/18/19	(22,720)
Nektar Therapeutics, Put	400	(98,410)	26.00	11/15/19	(117,000)
Nektar Therapeutics, Put	400	(248,391)	32.00	01/17/20	(266,000)
NetFlix, Inc, Put	160	(104,097)	295.00	08/30/19	(38,720)
Nevro Corp, Put	500	(44,499)	40.00	08/16/19	(18,750)
Northrop Grumman Corp, Call	77	(28,720)	390.00	01/17/20	(51,590)
Northrop Grumman Corp, Put	205	(136,937)	280.00	01/17/20	(83,025)
Northrop Grumman Corp, Put	77	(45,660)	290.00	01/17/20	(40,425)
Nutanix, Inc, Put	755	(203,212)	30.00	10/18/19	(570,025)
Nutrien Ltd, Put	610	(82,325)	45.00	09/20/19	(13,725)
NVIDIA Corp, Call	240	(25,008)	195.00	08/16/19	(13,680)
PNC Financial Services Group, Inc, Put	320	(116,146)	105.00	11/15/19	(16,640)
PVH Corp, Put	480	(367,344)	85.00	01/17/20	(312,000)
PVH Corp, Put	240	(221,117)	90.00	01/17/20	(211,200)
Rockwell Automation, Inc, Put	225	(93,983)	140.00	10/18/19	(34,312)
Royal Caribbean Cruises Ltd, Put	320	(22,080)	100.00	08/16/19	(3,200)
ServiceNow, Inc, Call	220	(19,098)	300.00	08/16/19	(20,900)
ServiceNow, Inc, Call	220	(406,552)	320.00	11/15/19	(146,300)
ServiceNow, Inc, Call	110	(61,518)	370.00	11/15/19	(12,925)
ServiceNow, Inc, Put	110	(23,540)	250.00	08/02/19	(1,100)
ServiceNow, Inc, Put	110	(49,298)	190.00	08/16/19	(1,430)
ServiceNow, Inc, Put	220	(46,859)	250.00	08/16/19	(19,800)
ServiceNow, Inc, Put	220	(54,229)	255.00	08/23/19	(48,400)
ServiceNow, Inc, Put	220	(184,356)	250.00	11/15/19	(222,200)
Strategic Education, Inc, Put	160	(31,679)	160.00	09/20/19	(31,679)
Take-Two Interactive Software, Inc, Put	320	(81,947)	80.00	09/20/19	(8,800)
Teladoc Health, Inc, Put	315	(154,660)	45.00	10/18/19	(17,325)
Teladoc Health, Inc, Put	315	(187,228)	45.00	12/20/19	(35,438)
Teradata Corp, Call	500	(35,684)	47.50	12/20/19	(15,000)
Teradata Corp, Put	500	(80,548)	35.00	10/18/19	(68,750)
Tiffany & Co, Put	477	(1,110,442)	105.00	01/17/20	(677,340)
Tiffany & Co, Put	477	(1,289,314)	110.00	01/17/20	(858,600)
Tiffany & Co, Put	477	(243,241)	82.50	01/17/20	(145,485)
Ulta Beauty, Inc, Call	84	(117,264)	390.00	09/20/19	(32,760)
Universal Display Corp, Call	640	(637,318)	240.00	11/15/19	(960,000)
Universal Display Corp, Put	320	(130,836)	170.00	09/20/19	(77,440)
WellCare Health Plans, Inc, Put	160	(84,479)	220.00	09/20/19	(9,920)
WellCare Health Plans, Inc, Put	471	(296,347)	230.00	12/20/19	(116,572)
WellCare Health Plans, Inc, Put	157	(166,096)	240.00	12/20/19	(44,745)
Wright Medical Group NV, Put	1,000	(82,998)	22.50	11/15/19	(27,500)
Xilinx, Inc, Put	160	(42,879)	92.50	09/20/19	(8,000)
Xilinx, Inc, Put	160	(49,279)	95.00	09/20/19	(10,080)
Xilinx, Inc, Put	320	(123,309)	95.00	12/20/19	(100,800)
Zendesk Inc, Put	520	(58,759)	75.00	09/20/19	(58,759)
Total	35,662	$(16,157,613)			$(11,239,561)

8

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.5%

CAPITAL GOODS - 3.3%
684,894		Airbus SE	$96,817,208
148,537	*	Middleby Corp	19,960,402
134,578		Roper Industries, Inc	48,939,290
70,034		W.W. Grainger, Inc	20,381,995
		TOTAL CAPITAL GOODS	186,098,895

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
800,263	*	IHS Markit Ltd	51,552,942
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	51,552,942

CONSUMER DURABLES & APPAREL - 3.5%
357,285		Essilor International S.A.	48,364,343
1,594,950		Nike, Inc (Class B)	137,213,549
487,377	*	Under Armour, Inc (Class A)	11,243,787
		TOTAL CONSUMER DURABLES & APPAREL	196,821,679

CONSUMER SERVICES - 0.5%
29,723	*	Chipotle Mexican Grill, Inc (Class A)	23,645,538
57,874		Restaurant Brands International, Inc	4,265,314
		TOTAL CONSUMER SERVICES	27,910,852

DIVERSIFIED FINANCIALS - 2.7%
872,784		Blackstone Group, Inc	41,876,176
588,875		IntercontinentalExchange Group, Inc	51,738,557
245,887		S&P Global, Inc	60,230,021
		TOTAL DIVERSIFIED FINANCIALS	153,844,754

FOOD, BEVERAGE & TOBACCO - 1.6%
1,287,934		Coca-Cola Co	67,783,967
910,310		Keurig Dr Pepper, Inc	25,616,123
		TOTAL FOOD, BEVERAGE & TOBACCO	93,400,090

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
615,989	*	Alcon, Inc	36,189,354
228,768	*	Edwards Lifesciences Corp	48,693,269
82,237	*	Guardant Health, Inc	7,729,455
214,200	*	Intuitive Surgical, Inc	111,279,042
246,499		Stryker Corp	51,710,560
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	255,601,680

MATERIALS - 3.5%
920,560		Corteva, Inc	27,156,520
439,086		Linde plc	83,988,370
9

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
174,324		Sherwin-Williams Co	$89,435,185
		TOTAL MATERIALS	200,580,075

MEDIA & ENTERTAINMENT - 16.8%
970,643		Activision Blizzard, Inc	47,309,140
132,868	*	Alphabet, Inc (Class A)	161,859,798
132,854	*	Alphabet, Inc (Class C)	161,640,805
1,106,186	*	Facebook, Inc	214,854,507
372,839	*	IAC/InterActiveCorp	89,127,163
326,882	*	NetFlix, Inc	105,579,617
1,243,501		Tencent Holdings Ltd	57,938,397
456,013	*	Twitter, Inc	19,293,910
658,925		Walt Disney Co	94,232,864
		TOTAL MEDIA & ENTERTAINMENT	951,836,201

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
259,996	*	Alexion Pharmaceuticals, Inc	29,454,947
116,993	n	Amgen, Inc	21,828,554
1,354,344		AstraZeneca plc	117,006,926
1,854,006	*	Avantor, Inc	32,611,966
307,050	*	BioMarin Pharmaceutical, Inc	24,355,206
304,200		Daiichi Sankyo Co Ltd	18,485,335
460,372		Eli Lilly & Co	50,157,529
192,314	*	Illumina, Inc	57,574,965
334,814	*	Incyte Corp	28,432,405
177,544	*	IQVIA Holdings, Inc	28,259,678
138,305		Lonza Group AG.	47,376,876
496,501		Merck & Co, Inc	41,204,618
121,791		Novartis AG. (ADR)	11,153,620
220,238	*	Vertex Pharmaceuticals, Inc	36,696,056
790,000	*,g	Wuxi Biologics Cayman, Inc	8,395,536
253,071		Zoetis, Inc	29,075,327
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	582,069,544

RETAILING - 10.1%
165,188	*	Amazon.com, Inc	308,369,655
639,352		Expedia, Inc	84,867,585
369,648		Home Depot, Inc	78,990,081
58,210		Kering	30,066,118
535,722		Kohl’s Corp	28,853,987
116,884	*	Ulta Beauty, Inc	40,821,737
		TOTAL RETAILING	571,969,163

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
999,021	*	Advanced Micro Devices, Inc	30,420,190
201,016		Broadcom, Inc	58,292,630
138,840		Lam Research Corp	28,963,412
193,289		Qualcomm, Inc	14,141,023
579,767		Texas Instruments, Inc	72,476,672
385,480		Xilinx, Inc	44,025,671
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	248,319,598
10

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
SOFTWARE & SERVICES - 30.6%
444,714	*	Adobe, Inc	$132,907,226
48,532	*,g	Adyen NV	36,670,089
842,980	*	Akamai Technologies, Inc	74,291,827
664,757		Automatic Data Processing, Inc	110,695,336
194,899		Broadridge Financial Solutions, Inc	24,775,561
169,445		Dassault Systemes S.A.	25,775,380
708,241	*	GoDaddy, Inc	51,970,725
521,142		Intuit, Inc	144,517,888
827,757		MasterCard, Inc (Class A)	225,373,398
3,018,845		Microsoft Corp	411,378,008
1,263,717	*	PayPal Holdings, Inc	139,514,357
882,411	*	salesforce.com, Inc	136,332,500
247,873	*	ServiceNow, Inc	68,757,491
71,350	*	Square, Inc	5,737,253
75		TiVo Corp	569
79,582	*	Twilio, Inc	11,070,652
770,066		Visa, Inc (Class A)	137,071,748
		TOTAL SOFTWARE & SERVICES	1,736,840,008

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
756,605	n	Apple, Inc	161,187,129
1,479,373		Cisco Systems, Inc	81,957,264
264,998	*	Keysight Technologies, Inc	23,722,621
346,905		Motorola Solutions, Inc	57,572,354
3,380,541	e	Nokia Corp	18,288,727
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	342,728,095

TELECOMMUNICATION SERVICES - 0.4%
401,815		Softbank Group Corp	20,515,932
		TOTAL TELECOMMUNICATION SERVICES	20,515,932

TRANSPORTATION - 0.5%
509,922	*,e	Lyft, Inc (Class A)	31,038,952
		TOTAL TRANSPORTATION	31,038,952

		TOTAL COMMON STOCKS	5,651,128,460
		(Cost $3,439,429,704)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.1%
$5,740,000	Federal Home Loan Bank (FHLB)	2.150%	08/01/19	5,740,000
	TOTAL GOVERNMENT AGENCY DEBT			5,740,000

TREASURY DEBT - 0.4%
7,230,000	United States Treasury Bill	2.164	08/06/19	7,227,988
5,232,000	United States Treasury Bill	2.108	08/22/19	5,225,848
5,242,000	United States Treasury Bill	2.108	08/27/19	5,234,574
11

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,220,000		United States Treasury Bill	2.081%	09/10/19	$4,210,423
		TOTAL TREASURY DEBT			21,898,833

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
32,797,468	c	State Street Navigator Securities Lending Government Money Market Portfolio			32,797,468
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			32,797,468

		TOTAL SHORT-TERM INVESTMENTS			60,436,301
		(Cost $60,435,163)

		TOTAL INVESTMENTS - 100.6%			5,711,564,761
		(Cost $3,499,864,867)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(31,539,158)
		NET ASSETS - 100.0%			$5,680,025,603

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,006,886.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities was $45,065,625 or 0.8% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of July 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amgen, Inc, Put	156	$(21,677)	$165.00	08/16/19	$(2,964)
12

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.4%

BANKS - 15.9%
7,450,000		Bank of America Corp	$228,566,000
2,750,000		Citigroup, Inc	195,690,000
2,475,000		JPMorgan Chase & Co	287,100,000
370,000		PNC Financial Services Group, Inc	52,873,000
1,210,000		US Bancorp	69,151,500
2,300,000		Wells Fargo & Co	111,343,000
		TOTAL BANKS	944,723,500

CAPITAL GOODS - 9.3%
425,000		Allegion plc	44,004,500
580,000		Deere & Co	96,077,000
490,000		Dover Corp	47,456,500
280,000		Eaton Corp	23,013,200
3,000,000		General Electric Co	31,350,000
590,000		Honeywell International, Inc	101,751,400
600,000		Ingersoll-Rand plc	74,196,000
1,425,000		Masco Corp	58,097,250
325,000		Parker-Hannifin Corp	56,901,000
160,000		Stanley Black & Decker, Inc	23,614,400
		TOTAL CAPITAL GOODS	556,461,250

CONSUMER DURABLES & APPAREL - 1.1%
19,751	*	NVR, Inc	66,050,109
		TOTAL CONSUMER DURABLES & APPAREL	66,050,109

CONSUMER SERVICES - 1.0%
280,000		McDonald’s Corp	59,001,600
		TOTAL CONSUMER SERVICES	59,001,600

DIVERSIFIED FINANCIALS - 2.3%
440,000		American Express Co	54,722,800
370,000		Goldman Sachs Group, Inc	81,448,100
		TOTAL DIVERSIFIED FINANCIALS	136,170,900

ENERGY - 7.9%
1,170,000		Chevron Corp	144,038,700
245,000		Concho Resources, Inc	23,931,600
540,000		Diamondback Energy, Inc	55,852,200
1,070,000		EOG Resources, Inc	91,859,500
1,340,000		Exxon Mobil Corp	99,642,400
660,000		Valero Energy Corp	56,265,000
		TOTAL ENERGY	471,589,400
13

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 1.3%
725,000		Walmart, Inc	$80,025,500
		TOTAL FOOD & STAPLES RETAILING	80,025,500

FOOD, BEVERAGE & TOBACCO - 2.5%
1,260,000		Mondelez International, Inc	67,397,400
1,000,000		Philip Morris International, Inc	83,610,000
		TOTAL FOOD, BEVERAGE & TOBACCO	151,007,400

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
385,000		Abbott Laboratories	33,533,500
240,000		Anthem, Inc	70,706,400
310,000		Cigna Corp	52,675,200
850,000		CVS Health Corp	47,489,500
290,000		HCA Healthcare, Inc	38,717,900
540,000		Medtronic plc	55,047,600
175,000		UnitedHealth Group, Inc	43,576,750
570,000		Zimmer Biomet Holdings, Inc	77,024,100
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	418,770,950

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
1,350,000		Procter & Gamble Co	159,354,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	159,354,000

INSURANCE - 7.1%
1,655,000		American International Group, Inc	92,663,450
557,325	*	Berkshire Hathaway, Inc (Class B)	114,491,275
545,000		Chubb Ltd	83,297,800
800,000		Lincoln National Corp	52,272,000
395,000		Marsh & McLennan Cos, Inc	39,026,000
433,475		Prudential Financial, Inc	43,915,352
		TOTAL INSURANCE	425,665,877

MATERIALS - 4.3%
780,000		Ball Corp	55,754,400
1,050,000		Corteva, Inc	30,975,000
910,000	*	Crown Holdings, Inc	58,249,100
480,000		Dow, Inc	23,251,200
550,000		DuPont de Nemours, Inc	39,688,000
400,000		PPG Industries, Inc	46,956,000
		TOTAL MATERIALS	254,873,700

MEDIA & ENTERTAINMENT - 4.4%
2,825,000		Comcast Corp (Class A)	121,955,250
1,000,000		Walt Disney Co	143,010,000
		TOTAL MEDIA & ENTERTAINMENT	264,965,250

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
165,000		Amgen, Inc	30,785,700
700,000		Bristol-Myers Squibb Co	31,087,000
735,000		Gilead Sciences, Inc	48,157,200
115,000	*	Jazz Pharmaceuticals plc	16,028,700
14

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
1,350,000		Johnson & Johnson	$175,797,000
700,000		Merck & Co, Inc	58,093,000
3,325,000		Pfizer, Inc	129,143,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	489,091,600

REAL ESTATE - 1.9%
180,000		AvalonBay Communities, Inc	37,582,200
230,000		Boston Properties, Inc	30,578,500
580,000		Prologis, Inc	46,753,800
		TOTAL REAL ESTATE	114,914,500

RETAILING - 1.7%
470,000		Home Depot, Inc	100,434,300
		TOTAL RETAILING	100,434,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
1,240,000		Applied Materials, Inc	61,218,800
160,000		Broadcom, Inc	46,398,400
2,000,000		Intel Corp	101,100,000
890,000	*	Micron Technology, Inc	39,952,100
365,000		NXP Semiconductors NV	37,737,350
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	286,406,650

SOFTWARE & SERVICES - 3.4%
383,935		Accenture plc	73,938,202
625,000		Microsoft Corp	85,168,750
740,000		Oracle Corp	41,662,000
		TOTAL SOFTWARE & SERVICES	200,768,952

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
1,575,000		Cisco Systems, Inc	87,255,000
660,000		TE Connectivity Ltd	60,984,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	148,239,000

TELECOMMUNICATION SERVICES - 3.1%
1,486,200		AT&T, Inc	50,605,110
2,400,000		Verizon Communications, Inc	132,648,000
		TOTAL TELECOMMUNICATION SERVICES	183,253,110

TRANSPORTATION - 1.9%
480,000		CSX Corp	33,792,000
440,000		Union Pacific Corp	79,178,000
		TOTAL TRANSPORTATION	112,970,000

UTILITIES - 5.1%
619,250		American Electric Power Co, Inc	54,376,343
520,000		Entergy Corp	54,922,400
1,620,000		FirstEnergy Corp	71,231,400
405,000		NextEra Energy, Inc	83,903,850
300,000		Sempra Energy	40,629,000
		TOTAL UTILITIES	305,062,993

		TOTAL COMMON STOCKS	5,929,800,541
		(Cost $4,962,246,424)
15

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.7%
$41,440,000	Federal Home Loan Bank (FHLB)	2.150%	08/01/19	$41,440,000
	TOTAL GOVERNMENT AGENCY DEBT			41,440,000

TREASURY DEBT - 0.2%
12,100,000	United States Treasury Bill	2.073	08/27/19	12,082,857
	TOTAL TREASURY DEBT			12,082,857

	TOTAL SHORT-TERM INVESTMENTS			53,522,857
	(Cost $53,521,906)

	TOTAL INVESTMENTS - 100.3%			5,983,323,398
	(Cost $5,015,768,330)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(20,825,671)
	NET ASSETS - 100.0%			$5,962,497,727

*	Non-income producing
16

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.9%
158,228		Aptiv plc	$13,868,684
		TOTAL AUTOMOBILES & COMPONENTS	13,868,684

BANKS - 0.8%
120,269		First Republic Bank	11,949,928
		TOTAL BANKS	11,949,928

CAPITAL GOODS - 9.7%
206,898		Ametek, Inc	18,540,130
145,181	*	Axon Enterprise, Inc	10,194,610
195,961		Fortive Corp	14,902,834
156,912		Ingersoll-Rand plc	19,403,738
190,396		ITT, Inc	11,884,518
123,942	*	L3Harris Technologies, Inc	25,730,359
258,387		Masco Corp	10,534,438
58,328		Rockwell Automation, Inc	9,377,976
38,610	*	TransDigm Group, Inc	18,742,838
34,433		W.W. Grainger, Inc	10,021,036
		TOTAL CAPITAL GOODS	149,332,477

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
72,500		Cintas Corp	18,881,900
26,731	*,n	CoStar Group, Inc	16,450,258
86,646		Verisk Analytics, Inc	13,145,931
126,664		Waste Connections, Inc	11,490,958
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	59,969,047

CONSUMER DURABLES & APPAREL - 1.8%
256,200		DR Horton, Inc	11,767,266
84,973	*,n	Lululemon Athletica, Inc	16,237,491
		TOTAL CONSUMER DURABLES & APPAREL	28,004,757

CONSUMER SERVICES - 4.1%
21,309	*	Chipotle Mexican Grill, Inc (Class A)	16,951,949
144,566		Hilton Worldwide Holdings, Inc	13,957,847
125,236	*,n	Planet Fitness, Inc	9,851,064
145,901		Restaurant Brands International, Inc	10,752,903
101,064		Royal Caribbean Cruises Ltd	11,757,786
		TOTAL CONSUMER SERVICES	63,271,549

DIVERSIFIED FINANCIALS - 3.3%
273,782	n	iShares Russell Midcap Growth Index Fund	39,925,629
183,701		Voya Financial, Inc	10,318,485
		TOTAL DIVERSIFIED FINANCIALS	50,244,114
17

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
ENERGY - 0.7%
54,928		Diamondback Energy, Inc	$5,681,203
333,960	*	Parsley Energy, Inc	5,540,396
		TOTAL ENERGY	11,221,599

FOOD & STAPLES RETAILING - 0.7%
310,315	*	US Foods Holding Corp	10,975,842
		TOTAL FOOD & STAPLES RETAILING	10,975,842

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
33,497	*	Abiomed, Inc	9,330,924
50,435	*	Align Technology, Inc	10,544,950
159,968		Cerner Corp	11,461,707
75,000	*	DexCom, Inc	11,765,250
64,103	*	Guardant Health, Inc	6,025,041
45,000	*	Haemonetics Corp	5,493,600
80,798	*	Insulet Corp	9,933,306
103,993	*	iRhythm Technologies, Inc	8,645,978
99,772	*,e	Teladoc, Inc	6,808,441
62,874	*	Veeva Systems, Inc	10,430,797
31,736	*	WellCare Health Plans, Inc	9,116,166
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	99,556,160

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
145,818		Church & Dwight Co, Inc	11,000,510
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	11,000,510

MATERIALS - 4.1%
81,747	*	Berry Plastics Group, Inc	3,682,702
346,121		Corteva, Inc	10,210,570
207,628	*	Crown Holdings, Inc	13,290,268
372,642		Olin Corp	7,478,925
631,878		Tronox Holdings plc	6,988,571
154,217		Vulcan Materials Co	21,335,922
		TOTAL MATERIALS	62,986,958

MEDIA & ENTERTAINMENT - 6.8%
596,359	*	ANGI Homeservices, Inc	8,259,572
338,583		CBS Corp (Class B)	17,440,410
72,462	*	IAC/InterActiveCorp	17,322,041
98,098	*	Spotify Technology S.A.	15,199,304
467,505	*	Twitter, Inc	19,780,137
135,199		World Wrestling Entertainment, Inc (Class A)	9,839,784
2,538,079	*	Zynga, Inc	16,192,944
		TOTAL MEDIA & ENTERTAINMENT	104,034,192

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
571,428	*	Avantor, Inc	10,051,419
214,189	*	Biohaven Pharmaceutical Holding Co Ltd	9,218,695
155,279	*	BioMarin Pharmaceutical, Inc	12,316,730
18

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
655,296	*	Coherus Biosciences, Inc	$11,022,079
172,756	*	Exact Sciences Corp	19,885,943
81,101	*,e	GW Pharmaceuticals plc (ADR)	13,162,692
400,000	*	Horizon Pharma plc	9,956,000
88,035	*	Incyte Corp	7,475,932
93,349	*	IQVIA Holdings, Inc	14,858,360
115,737	*	Jazz Pharmaceuticals plc	16,131,423
125,106	*	Neurocrine Biosciences, Inc	12,058,967
68,844	*	Sage Therapeutics, Inc	11,038,447
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	147,176,687

REAL ESTATE - 2.5%
382,834		Americold Realty Trust	12,836,424
300,676	*	CBRE Group, Inc	15,938,835
35,655	*	SBA Communications Corp	8,750,093
		TOTAL REAL ESTATE	37,525,352

RETAILING - 9.1%
10,901	*	AutoZone, Inc	12,242,259
39,558	*	Burlington Stores, Inc	7,150,108
71,641		Dollar General Corp	9,601,327
57,822	*	Dollar Tree, Inc	5,883,388
175,955	*	Etsy, Inc	11,792,504
83,847		Expedia, Inc	11,129,851
549,445	*	Farfetch Ltd	11,043,845
117,247	*	Five Below, Inc	13,771,833
71,236	*	O’Reilly Automotive, Inc	27,123,819
169,001		Tractor Supply Co	18,388,999
35,152	*	Ulta Beauty, Inc	12,276,836
		TOTAL RETAILING	140,404,769

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
824,043	*	Advanced Micro Devices, Inc	25,092,109
195,487	*	Cree, Inc	12,155,382
140,952	e	Microchip Technology, Inc	13,308,688
127,360		Xilinx, Inc	14,545,785
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	65,101,964

SOFTWARE & SERVICES - 22.9%
54,000	*	Alteryx, Inc	6,347,160
179,441	*	Anaplan, Inc	10,217,370
70,319	*	EPAM Systems, Inc	13,627,119
69,854	*	Euronet Worldwide, Inc	10,890,937
242,353	*	Fiserv, Inc	25,551,277
69,940	*	FleetCor Technologies, Inc	19,874,850
389,676	*,e	GDS Holdings Ltd (ADR)	16,046,858
99,046		Global Payments, Inc	16,631,804
242,650	*	GoDaddy, Inc	17,805,657
80,241	*,n	HubSpot, Inc	14,340,672
192,113	*	LiveRamp Holdings, Inc	10,122,434
255,869	*	Medallia, Inc	10,196,380
71,631	*	Okta, Inc	9,371,484
19

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
390,325	*	Pluralsight, Inc	$11,979,074
108,931	*	Proofpoint, Inc	13,747,092
151,637	*	RealPage, Inc	9,474,280
100,057	*	RingCentral, Inc	14,206,093
178,014	*	Smartsheet, Inc	8,884,679
102,848	*	Splunk, Inc	13,916,363
211,154	*,n	Square, Inc	16,978,893
97,058	*	Synopsys, Inc	12,885,420
52,904	*	Tableau Software, Inc	8,968,815
116,961		Total System Services, Inc	15,873,947
16,934	*	Trade Desk, Inc	4,458,891
136,935	*	Twilio, Inc	19,049,028
181,545	*	Zendesk, Inc	15,169,900
58,292	*	Zscaler, Inc	4,912,267
		TOTAL SOFTWARE & SERVICES	351,528,744

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
146,158		Amphenol Corp (Class A)	13,639,464
133,135		CDW Corp	15,731,232
241,301	*	Ciena Corp	10,911,631
222,305	*	Keysight Technologies, Inc	19,900,744
225,286	*	Lumentum Holdings, Inc	12,757,946
88,123		Motorola Solutions, Inc	14,624,893
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	87,565,910

TRANSPORTATION - 0.7%
144,263	*	Kirby Corp	11,304,449
		TOTAL TRANSPORTATION	11,304,449

		TOTAL COMMON STOCKS	1,517,023,692
		(Cost $1,194,321,679)

PURCHASED OPTIONS - 0.2%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
76,500		KLA-Tencor Corp	2,050,200
65,700		Lam Research Corp	1,230,233
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,280,433

SOFTWARE & SERVICES - 0.0%
90,000		Tenable Holdings, Inc	4,500
		TOTAL SOFTWARE & SERVICES	4,500

		TOTAL PURCHASED OPTIONS	3,284,933
		(Cost $1,122,765)
20

TIAA-CREF FUNDS - Mid-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.3%
$4,180,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	$4,180,000
		TOTAL GOVERNMENT AGENCY DEBT			4,180,000

TREASURY DEBT - 0.9%
13,273,000		United States Treasury Bill	2.073	08/27/19	13,254,195
		TOTAL TREASURY DEBT			13,254,195

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
678,985	c	State Street Navigator Securities Lending Government Money Market Portfolio			678,985
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			678,985

		TOTAL SHORT-TERM INVESTMENTS			18,113,180
		(Cost $18,112,137)

		TOTAL INVESTMENTS - 100.1%			1,538,421,805
		(Cost $1,213,556,581)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(2,068,717)
		NET ASSETS - 100.0%			$1,536,353,088

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,644,077.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of July 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
KLA-Tencor Corp, Call	765	$449,025	$110.00	09/20/19	$2,050,200
Lam Research Corp, Call	657	503,485	195.00	08/30/19	1,230,233
Tenable Holdings, Inc, Call	900	170,255	30.00	08/16/19	4,500
Total	2,322	$1,122,765			$3,284,933

Written options outstanding as of July 31, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
HubSpot, Inc, Call	572	$(685,242)	$195.00	09/20/19	$(286,000)
KLA-Tencor Corp, Call	765	(112,621)	125.00	09/20/19	(1,147,500)
KLA-Tencor Corp, Put	765	(138,875)	90.00	09/20/19	(22,950)
Lam Research Corp, Call	657	(73,983)	220.00	08/30/19	(333,756)
Lam Research Corp, Put	657	(212,870)	175.00	08/30/19	(62,087)
Lululemon Athletica, Inc, Call	500	(285,994)	220.00	12/20/19	(366,250)
Lululemon Athletica, Inc, Put	500	(201,496)	150.00	12/20/19	(192,500)
Planet Fitness, Inc, Call	376	(127,131)	82.50	08/16/19	(62,792)
Planet Fitness, Inc, Call	376	(96,209)	85.00	08/16/19	(38,352)
Square, Inc, Put	750	(279,715)	60.00	09/20/19	(28,500)
Total	5,918	$(2,214,136)			$(2,540,687)
21

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.3%
101,318		Aptiv plc	$8,880,523
936,526		Delphi Technologies plc	17,550,497
110,771		Lear Corp	14,043,547
		TOTAL AUTOMOBILES & COMPONENTS	40,474,567

BANKS - 7.1%
134,137		CIT Group, Inc	6,780,625
1,148,793		Citizens Financial Group, Inc	42,804,027
244,872		Comerica, Inc	17,924,630
449,109		East West Bancorp, Inc	21,561,723
145,380		First Republic Bank	14,444,957
483,285		Hilltop Holdings, Inc	10,960,904
1,496,609		Huntington Bancshares, Inc	21,326,678
565,549		Keycorp	10,389,135
143,954		M&T Bank Corp	23,644,445
1,064,341		Regions Financial Corp	16,954,952
284,339		Synovus Financial Corp	10,853,220
148,820	*	TCF Financial Corp	6,256,393
56,638		TCF Financial Corp	1,210,921
341,605		Zions Bancorporation	15,396,137
		TOTAL BANKS	220,508,747

CAPITAL GOODS - 8.6%
977,413		Arconic, Inc	24,474,422
1,139,963		CNH Industrial NV (NYSE)	11,525,026
355,900		Crane Co	29,788,830
212,495		Cummins, Inc	34,849,180
450,576	*	Evoqua Water Technologies Corp	6,407,191
193,871		Hexcel Corp	15,850,893
134,178		Ingersoll-Rand plc	16,592,451
160,326		ITT, Inc	10,007,549
114,274	*	L3Harris Technologies, Inc	23,723,282
216,335		Masco Corp	8,819,978
566,198	*	Parsons Corp	20,785,129
203,401	*	SPX FLOW, Inc	8,249,944
57,742		Stanley Black & Decker, Inc	8,522,142
85,958		Textron, Inc	4,237,729
806,790		Triumph Group, Inc	19,548,522
1,340,252	*	Welbilt, Inc	22,006,938
		TOTAL CAPITAL GOODS	265,389,206

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
161,087	*	Cimpress NV	15,536,841
22

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
434,367		Nielsen NV	$10,059,940
262,136	*	Stericycle, Inc	12,047,770
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	37,644,551

CONSUMER DURABLES & APPAREL - 3.5%
686,771	*	Capri Holdings Ltd	24,442,180
699,129		Hanesbrands, Inc	11,248,986
361,323		Lennar Corp (Class A)	17,188,135
200,359	*	Mohawk Industries, Inc	24,982,764
1,400,840		Newell Rubbermaid, Inc	19,877,919
142,658	*	Tempur Sealy International, Inc	11,444,025
		TOTAL CONSUMER DURABLES & APPAREL	109,184,009

CONSUMER SERVICES - 2.1%
149,373		ARAMARK Holdings Corp	5,405,809
966,309	*	Penn National Gaming, Inc	18,862,352
546,440		Red Rock Resorts, Inc	11,387,809
161,859		Royal Caribbean Cruises Ltd	18,830,676
112,266		Wyndham Destinations, Inc	5,283,238
112,266		Wyndham Hotels & Resorts, Inc	6,348,642
		TOTAL CONSUMER SERVICES	66,118,526

DIVERSIFIED FINANCIALS - 5.5%
221,989		Ameriprise Financial, Inc	32,301,619
576,425		Apollo Management LP	19,022,025
417,833		AXA Equitable Holdings, Inc	9,392,886
178,316		Blackstone Mortgage Trust, Inc	6,333,784
308,816		E*TRADE Financial Corp	15,067,133
566,271		MFA Mortgage Investments, Inc	4,065,826
253,510		Och-Ziff Capital Management Group LLC	5,901,713
280,175		Raymond James Financial, Inc	22,601,717
300,114		State Street Corp	17,433,622
323,157		Synchrony Financial	11,594,873
474,828		Voya Financial, Inc	26,671,089
		TOTAL DIVERSIFIED FINANCIALS	170,386,287

ENERGY - 6.8%
101,629		Arch Coal, Inc	9,061,242
1,090,619		Baker Hughes a GE Co	27,690,816
273,919	*	Cheniere Energy, Inc	17,845,823
40,469		Cimarex Energy Co	2,050,564
165,639		Concho Resources, Inc	16,179,617
89,097		EQT Corp	1,346,256
71,301		Equitrans Midstream Corp	1,182,884
960,528		Marathon Oil Corp	13,514,629
1,070,604	*	Matador Resources Co	18,874,748
1,404,217	*	Parsley Energy, Inc	23,295,960
394,266		Patterson-UTI Energy, Inc	4,585,314
497,152		Targa Resources Investments, Inc	19,344,184
1,256,126	*,e	Transocean Ltd (NYSE)	7,637,246
1,084,943		Williams Cos, Inc	26,732,996
1,942,497	*	WPX Energy, Inc	20,279,669
		TOTAL ENERGY	209,621,948
23

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 0.2%
165,476	*	US Foods Holding Corp	$5,852,886
		TOTAL FOOD & STAPLES RETAILING	5,852,886

FOOD, BEVERAGE & TOBACCO - 3.9%
748,689		Bunge Ltd	43,745,898
695,251		ConAgra Brands, Inc	20,071,896
1,079,201		Cott Corp	13,802,981
734,652	*	Hain Celestial Group, Inc	15,993,374
178,016		Molson Coors Brewing Co (Class B)	9,611,084
200,329		Tyson Foods, Inc (Class A)	15,926,156
		TOTAL FOOD, BEVERAGE & TOBACCO	119,151,389

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
137,300		Cardinal Health, Inc	6,278,729
400,624	*	Hologic, Inc	20,531,980
180,703	*	Laboratory Corp of America Holdings	30,271,367
180,627		McKesson Corp	25,098,122
129,280	*	Molina Healthcare, Inc	17,165,798
382,571		Zimmer Biomet Holdings, Inc	51,696,819
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	151,042,815

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
441,035		Energizer Holdings, Inc	18,558,753
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,558,753

INSURANCE - 5.4%
15,655		Alleghany Corp	10,735,103
312,298	*	Arch Capital Group Ltd	12,082,809
243,470		Argo Group International Holdings Ltd	16,663,087
290,651	*	Athene Holding Ltd	11,876,000
430,507		Axis Capital Holdings Ltd	27,410,381
52,729		Everest Re Group Ltd	13,005,080
804,806		Hartford Financial Services Group, Inc	46,380,970
301,155		Lincoln National Corp	19,677,468
141,348		Principal Financial Group	8,203,838
		TOTAL INSURANCE	166,034,736

MATERIALS - 7.3%
213,882		Ashland Global Holdings, Inc	16,999,341
695,133	*	Axalta Coating Systems Ltd	20,596,791
231,338	*	Berry Plastics Group, Inc	10,421,777
232		CF Industries Holdings, Inc	11,498
346,059		Corteva, Inc	10,208,740
791,785		First Quantum Minerals Ltd	7,295,125
1,839,625		Freeport-McMoRan Copper & Gold, Inc (Class B)	20,346,252
256,061	*	GCP Applied Technologies, Inc	5,641,024
493,597		Louisiana-Pacific Corp	12,902,626
387,854		Mosaic Co	9,770,042
594,178		Newmont Mining Corp	21,699,381
24

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
149,846		Nutrien Ltd	$8,213,059
887,183		Olin Corp	17,805,763
823,995		Tronox Holdings plc	9,113,385
325,688		Westlake Chemical Corp	22,006,738
53,416		WestRock Co	1,925,647
436,846		WR Grace and Co	29,622,527
		TOTAL MATERIALS	224,579,716

MEDIA & ENTERTAINMENT - 3.5%
259,685		Activision Blizzard, Inc	12,657,047
961,843		Altice USA, Inc	24,825,168
1,974,400	*	Conyers Park II Acquisition Corp	20,316,576
860,406	*	DISH Network Corp (Class A)	29,133,347
53,297	*	IAC/InterActiveCorp	12,740,648
231,221		Viacom, Inc (Class B)	7,017,557
		TOTAL MEDIA & ENTERTAINMENT	106,690,343

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
606,179	*	Exelixis, Inc	12,893,427
142,999	*	Jazz Pharmaceuticals plc	19,931,201
608,864	*	Mylan NV	12,725,258
121,434	*	PerkinElmer, Inc	10,457,896
191,702	*	Prestige Brands Holdings, Inc	6,632,889
637,697	*	Teva Pharmaceutical Industries Ltd (ADR)	5,056,937
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	67,697,608

REAL ESTATE - 11.1%
217,905		American Assets Trust, Inc	10,110,792
224,513		American Campus Communities, Inc	10,495,983
171,984		AvalonBay Communities, Inc	35,908,539
181,895		Boston Properties, Inc	24,182,940
967,325		British Land Co plc	5,971,618
210,739		Camden Property Trust	21,855,742
444,636		CyrusOne, Inc	25,522,106
347,598		Equity Commonwealth	11,672,341
523,570		HCP, Inc	16,717,590
835,694		Host Marriott Corp	14,532,719
283,226		Kennedy-Wilson Holdings, Inc	6,095,023
227,001		Kimco Realty Corp	4,360,689
216,106		Mid-America Apartment Communities, Inc	25,465,931
482,948		Monmouth Real Estate Investment Corp (Class A)	6,659,853
322,532		Park Hotels & Resorts, Inc	8,518,070
177,078		QTS Realty Trust, Inc	8,195,170
346,544		Rexford Industrial Realty, Inc	14,346,922
113,618		SL Green Realty Corp	9,212,147
202,206		Ventas, Inc	13,606,442
365,731		Weingarten Realty Investors	10,207,552
357,955		Welltower, Inc	29,753,220
1,102,763		Weyerhaeuser Co	28,021,208
		TOTAL REAL ESTATE	341,412,597
25

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
RETAILING - 3.2%
317,993		American Eagle Outfitters, Inc	$5,625,296
205,196	*	Dollar Tree, Inc	20,878,693
297,562		eBay, Inc	12,256,579
175,166		Expedia, Inc	23,251,535
1,031,273	*	Groupon, Inc	3,248,510
503,108		L Brands, Inc	13,055,652
734,061	*	LKQ Corp	19,768,263
		TOTAL RETAILING	98,084,528

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
478,379	*	Advanced Micro Devices, Inc	14,566,641
224,562	*	Cree, Inc	13,963,265
307,455	*	First Solar, Inc	19,827,773
578,389		Marvell Technology Group Ltd	15,188,495
235,052		NXP Semiconductors NV	24,302,026
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	87,848,200

SOFTWARE & SERVICES - 1.6%
279,667		DXC Technology Co	15,597,029
169,355	*	Proofpoint, Inc	21,372,601
375,239	*	Teradata Corp	13,741,252
		TOTAL SOFTWARE & SERVICES	50,710,882

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
353,396	*	Ciena Corp	15,980,567
864,467	*	CommScope Holding Co, Inc	12,344,589
449,592		Corning, Inc	13,824,954
692,262	*	Extreme Networks, Inc	5,635,013
427,236		Juniper Networks, Inc	11,543,917
192,830	*	Lumentum Holdings, Inc	10,919,963
335,667		Western Digital Corp	18,089,094
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	88,338,097

TELECOMMUNICATION SERVICES - 0.9%
605,024		CenturyLink, Inc	7,314,740
606,782		Telephone & Data Systems, Inc	19,623,330
		TOTAL TELECOMMUNICATION SERVICES	26,938,070

TRANSPORTATION - 2.8%
386,504		Alaska Air Group, Inc	24,488,894
344,017		American Airlines Group, Inc	10,495,958
72,707		Kansas City Southern Industries, Inc	8,996,764
214,903	*	Kirby Corp	16,839,799
564,552		Knight-Swift Transportation Holdings, Inc	20,233,544
76,879	*	Lyft, Inc (Class A)	4,679,625
		TOTAL TRANSPORTATION	85,734,584

UTILITIES - 10.5%
609,261		Alliant Energy Corp	30,182,790
88,514		Ameren Corp	6,699,625
272,716		DTE Energy Co	34,664,931
26

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
107,771		Duke Energy Corp	$9,345,901
217,457		Edison International	16,209,245
316,058		Entergy Corp	33,382,046
95,835		Evergy, Inc	5,797,059
1,140,855		FirstEnergy Corp	50,163,394
769,568		NiSource, Inc	22,848,474
266,134		OGE Energy Corp	11,430,455
228,542	*,b	PG&E Corp	4,143,467
415,540		Public Service Enterprise Group, Inc	23,748,111
277,373		Sempra Energy	37,564,625
162,265		Southwest Gas Corp	14,426,981
439,093		Vistra Energy Corp	9,422,936
236,281		Xcel Energy, Inc	14,084,710
		TOTAL UTILITIES	324,114,750

		TOTAL COMMON STOCKS	3,082,117,795
		(Cost $2,605,571,308)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$4,770,000	Federal Home Loan Bank (FHLB)	2.150%	08/01/19	4,770,000
	TOTAL GOVERNMENT AGENCY DEBT			4,770,000

	TOTAL SHORT-TERM INVESTMENTS			4,770,000
	(Cost $4,770,000)

	TOTAL INVESTMENTS - 100.1%			3,086,887,795
	(Cost $2,610,341,308)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(3,008,915)
	NET ASSETS - 100.0%			$3,083,878,880

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,821,983.
27

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%

BANKS - 1.4%
94,671		CIT Group, Inc	$4,785,619
142,262		Comerica, Inc	10,413,578
108,397		First Republic Bank	10,770,326
63,558		Signature Bank	8,101,103
106,897	*	Western Alliance Bancorp	5,284,988
		TOTAL BANKS	39,355,614

CAPITAL GOODS - 7.4%
21,466		3M Co	3,750,540
72,055		Allegion plc	7,460,575
209,727		Allison Transmission Holdings, Inc	9,636,956
75,440		Boeing Co	25,738,619
37,591		Carlisle Cos, Inc	5,420,998
83,683		HEICO Corp	11,443,650
81,117		HEICO Corp (Class A)	8,548,921
83,020		Hexcel Corp	6,787,715
133,117		Honeywell International, Inc	22,957,358
69,465		Hubbell, Inc	9,022,114
1,204		Ingersoll-Rand plc	148,887
79,300		Lockheed Martin Corp	28,720,081
48,368		Northrop Grumman Corp	16,714,530
34,387		Raytheon Co	6,268,406
155,103		Spirit Aerosystems Holdings, Inc (Class A)	11,918,114
30,436	*	TransDigm Group, Inc	14,774,852
64,464	*	United Rentals, Inc	8,157,919
49,583		W.W. Grainger, Inc	14,430,140
		TOTAL CAPITAL GOODS	211,900,375

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
18,403		Republic Services, Inc	1,631,426
1,378		Verisk Analytics, Inc	209,070
134,905		Waste Management, Inc	15,783,885
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,624,381

CONSUMER DURABLES & APPAREL - 1.2%
585,963		Hanesbrands, Inc	9,428,144
192,360		Nike, Inc (Class B)	16,548,731
81,209		Polaris Industries, Inc	7,688,056
		TOTAL CONSUMER DURABLES & APPAREL	33,664,931

CONSUMER SERVICES - 2.6%
47,489		Darden Restaurants, Inc	5,772,763
34,469		Dunkin Brands Group, Inc	2,763,035
28

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
150,513		Hilton Worldwide Holdings, Inc	$14,532,030
3,290		McDonald’s Corp	693,269
77,494	*	Norwegian Cruise Line Holdings Ltd	3,831,303
35,891	*	Planet Fitness, Inc	2,823,186
343,761		Starbucks Corp	32,550,729
247,691		Yum China Holdings, Inc	11,269,941
		TOTAL CONSUMER SERVICES	74,236,256

DIVERSIFIED FINANCIALS - 3.9%
35,841		American Express Co	4,457,545
392,356		Charles Schwab Corp	16,957,626
19,863	*	Credit Acceptance Corp	9,495,110
149,299		Discover Financial Services	13,398,092
172,385		E*TRADE Financial Corp	8,410,664
157,366		IntercontinentalExchange Group, Inc	13,826,177
70,000		iShares Russell 1000 Growth Index Fund	11,292,400
108,413		LPL Financial Holdings, Inc	9,092,599
58,846		MSCI, Inc (Class A)	13,372,165
5,707		S&P Global, Inc	1,397,930
297,648		Synchrony Financial	10,679,610
		TOTAL DIVERSIFIED FINANCIALS	112,379,918

FOOD & STAPLES RETAILING - 1.6%
41,791		Casey’s General Stores, Inc	6,766,381
66,671		Costco Wholesale Corp	18,376,528
186,163	*	Sprouts Farmers Market, Inc	3,151,739
246,665		Sysco Corp	16,913,819
		TOTAL FOOD & STAPLES RETAILING	45,208,467

FOOD, BEVERAGE & TOBACCO - 2.0%
2,162		Altria Group, Inc	101,765
58,210		Campbell Soup Co	2,406,401
349,948		Coca-Cola Co	18,417,763
88,586		Hershey Co	13,442,040
7,644	*	Monster Beverage Corp	492,809
168,151		PepsiCo, Inc	21,491,380
		TOTAL FOOD, BEVERAGE & TOBACCO	56,352,158

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
44,290		Abbott Laboratories	3,857,659
66,104	*	Boston Scientific Corp	2,806,776
96,495		HCA Healthcare, Inc	12,883,047
75,241		Hill-Rom Holdings, Inc	8,023,700
152,271	*	Hologic, Inc	7,803,889
743	*	IDEXX Laboratories, Inc	209,563
5,948	*	Intuitive Surgical, Inc	3,090,046
63,778		McKesson Corp	8,861,953
18,981	*	Molina Healthcare, Inc	2,520,297
46,602		Stryker Corp	9,776,168
222,709		UnitedHealth Group, Inc	55,456,768
80,747	*	Veeva Systems, Inc	13,395,927
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	128,685,793
29

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
12,916		Estee Lauder Cos (Class A)	$2,378,998
126,090		Procter & Gamble Co	14,883,664
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,262,662

INSURANCE - 0.3%
159,944	*	Arch Capital Group Ltd	6,188,233
32,931		Marsh & McLennan Cos, Inc	3,253,583
		TOTAL INSURANCE	9,441,816

MATERIALS - 0.2%
21,521		Ecolab, Inc	4,341,431
		TOTAL MATERIALS	4,341,431

MEDIA & ENTERTAINMENT - 10.1%
57,132	*	Alphabet, Inc (Class A)	69,598,202
58,028	*	Alphabet, Inc (Class C)	70,601,507
317,793		Comcast Corp (Class A)	13,719,124
422,036	*	Facebook, Inc	81,972,052
380,186		Interpublic Group of Cos, Inc	8,713,863
66,583	*	NetFlix, Inc	21,505,643
80,741		Omnicom Group, Inc	6,477,043
36,686		Sinclair Broadcast Group, Inc (Class A)	1,843,472
347,134	*	Twitter, Inc	14,687,240
		TOTAL MEDIA & ENTERTAINMENT	289,118,146

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
293,304		AbbVie, Inc	19,539,913
158,597		Amgen, Inc	29,591,028
94,063		Bruker BioSciences Corp	4,500,915
139,374	*	Celgene Corp	12,802,896
76,011		Eli Lilly & Co	8,281,398
206,092	*	Horizon Pharma plc	5,129,630
13,855	*	Illumina, Inc	4,147,910
85,967	*	IQVIA Holdings, Inc	13,683,367
81,665	*	Jazz Pharmaceuticals plc	11,382,468
110,956		Johnson & Johnson	14,448,690
612,335		Merck & Co, Inc	50,817,682
113,906	*	PRA Health Sciences, Inc	11,380,348
91,021		Thermo Fisher Scientific, Inc	25,274,711
92,013	*	Vertex Pharmaceuticals, Inc	15,331,206
47,045		Zoetis, Inc	5,405,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	231,717,162

REAL ESTATE - 2.1%
66,409		American Tower Corp	14,053,473
57,216	*	CBRE Group, Inc	3,033,020
17,908		Coresite Realty	1,876,937
49,459		Crown Castle International Corp	6,590,906
33,676		Lamar Advertising Co	2,725,062
30

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
58,812		Public Storage, Inc	$14,277,201
108,014		Simon Property Group, Inc	17,519,871
		TOTAL REAL ESTATE	60,076,470

RETAILING - 10.0%
80,332	*	Amazon.com, Inc	149,962,171
12,859	*	AutoZone, Inc	14,441,171
127,617		Best Buy Co, Inc	9,766,529
3,837	*	Booking Holdings, Inc	7,238,922
16,233		Dollar General Corp	2,175,547
387,199		eBay, Inc	15,948,727
103,296		Home Depot, Inc	22,073,322
223,550		L Brands, Inc	5,801,122
69,212		Lowe’s Companies, Inc	7,018,097
3,621	*	O’Reilly Automotive, Inc	1,378,732
157,260		Ross Stores, Inc	16,674,278
96,895		Target Corp	8,371,728
158,503		TJX Companies, Inc	8,647,924
26,165		Tractor Supply Co	2,847,014
36,200	*	Ulta Beauty, Inc	12,642,850
		TOTAL RETAILING	284,988,134

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
98,875		Analog Devices, Inc	11,613,858
58,385		Applied Materials, Inc	2,882,467
83,240		Broadcom, Inc	24,138,767
128,527		Kla-Tencor Corp	17,520,801
88,103		Lam Research Corp	18,379,167
79,716		NVIDIA Corp	13,449,684
90,806		Qualcomm, Inc	6,643,367
201,844		Teradyne, Inc	11,248,766
234,884		Texas Instruments, Inc	29,362,849
749		Xilinx, Inc	85,543
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	135,325,269

SOFTWARE & SERVICES - 23.0%
179,520		Accenture plc	34,571,962
62,487	*	Adobe, Inc	18,674,865
155,283	*	Akamai Technologies, Inc	13,685,091
145,606		Automatic Data Processing, Inc	24,246,311
175,492		Booz Allen Hamilton Holding Co	12,065,075
142,799		CDK Global, Inc	7,406,984
70,792	*	Euronet Worldwide, Inc	11,037,181
1,622	h	Fidelity National Information Services, Inc	216,190
57,443	*	Fiserv, Inc	6,056,261
52,290	*	FleetCor Technologies, Inc	14,859,249
159,495	*	Fortinet, Inc	12,809,043
207,976		Genpact Ltd	8,252,488
141,914		International Business Machines Corp	21,037,331
32,213		Intuit, Inc	8,932,987
215,849		MasterCard, Inc (Class A)	58,769,207
1,421,880		Microsoft Corp	193,759,588
31

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
368,038		Oracle Corp	$20,720,539
47,970	*	Paycom Software, Inc	11,548,778
44,349	*	Paylocity Holding Corp	4,527,589
318,828	*	PayPal Holdings, Inc	35,198,611
53,374	*	Proofpoint, Inc	6,735,799
88,934	*	RingCentral, Inc	12,626,849
80,243	*	salesforce.com, Inc	12,397,544
66,702	*	ServiceNow, Inc	18,502,468
98,136	*	Square, Inc	7,891,116
140,925		SS&C Technologies Holdings, Inc	6,757,354
34,635		Total System Services, Inc	4,700,662
61,549	*	VeriSign, Inc	12,992,378
287,743		Visa, Inc (Class A)	51,218,254
14,706	*	WEX, Inc	3,206,937
7,603	*	Workday, Inc	1,520,448
		TOTAL SOFTWARE & SERVICES	656,925,139

TECHNOLOGY HARDWARE & EQUIPMENT - 11.4%
5,978		Amphenol Corp (Class A)	557,867
938,196		Apple, Inc	199,873,276
51,595	*	Arista Networks, Inc	14,108,653
120,058		CDW Corp	14,186,053
1,048,939		Cisco Systems, Inc	58,111,221
80,584	*	F5 Networks, Inc	11,823,284
104,108		Jabil Circuit, Inc	3,214,855
83,904		Motorola Solutions, Inc	13,924,708
72,074	e	Ubiquiti Networks, Inc	9,278,086
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	325,078,003

TELECOMMUNICATION SERVICES - 0.5%
164,022	*	T-Mobile US, Inc	13,077,474
		TOTAL TELECOMMUNICATION SERVICES	13,077,474

TRANSPORTATION - 3.4%
184,099		CSX Corp	12,960,570
53,029		Norfolk Southern Corp	10,134,902
36,817		Old Dominion Freight Line	6,147,703
250,065		Southwest Airlines Co	12,885,849
199,459		Union Pacific Corp	35,892,647
98,800	*	United Continental Holdings, Inc	9,080,708
87,947		United Parcel Service, Inc (Class B)	10,507,028
		TOTAL TRANSPORTATION	97,609,407

		TOTAL COMMON STOCKS	2,844,369,006
		(Cost $1,863,838,073)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$4,540,000	Federal Home Loan Bank (FHLB)	2.150%	08/01/19	4,540,000
32

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

VALUE
TOTAL GOVERNMENT AGENCY DEBT	$4,540,000

TOTAL SHORT-TERM INVESTMENTS	4,540,000
(Cost $4,540,000)

TOTAL INVESTMENTS - 99.9%	2,848,909,006
(Cost $1,868,378,073)
OTHER ASSETS & LIABILITIES, NET - 0.1%	2,905,647
NET ASSETS - 100.0%	$2,851,814,653

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $627,430.
h	All or a portion of these securities were purchased on a delayed delivery basis.
33

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.1%
330,490		Ford Motor Co	$3,149,570
20,054		General Motors Co	808,978
		TOTAL AUTOMOBILES & COMPONENTS	3,958,548

BANKS - 11.7%
2,005,345		Bank of America Corp	61,523,985
159,537		BankUnited	5,489,668
40,235		BB&T Corp	2,073,309
112,401		CIT Group, Inc	5,681,871
593,316		Citigroup, Inc	42,220,367
515,419		Fifth Third Bancorp	15,302,790
132,132		First Republic Bank	13,128,635
708,891		JPMorgan Chase & Co	82,231,356
162,221		PNC Financial Services Group, Inc	23,181,381
84,376		SunTrust Banks, Inc	5,619,442
30,531		TCF Financial Corp	652,753
177,459		US Bancorp	10,141,782
661,045		Wells Fargo & Co	32,001,188
185,613		Zions Bancorporation	8,365,578
		TOTAL BANKS	307,614,105

CAPITAL GOODS - 7.5%
71,761		3M Co	12,538,082
267,880	*	Aecom Technology Corp	9,630,286
99,057		Allegion plc	10,256,362
125,163		Ametek, Inc	11,215,856
173,548		Caterpillar, Inc	22,851,065
65,997		Crane Co	5,523,949
89,566		Cummins, Inc	14,688,824
66,070		Curtiss-Wright Corp	8,384,944
18,383		Eaton Corp	1,510,899
28,464		Emerson Electric Co	1,846,744
16,618		General Dynamics Corp	3,089,951
651,682		General Electric Co	6,810,077
130,539		Hexcel Corp	10,672,869
41,657		Honeywell International, Inc	7,184,166
81,729		ITT, Inc	5,101,524
19,134	*	L3Harris Technologies, Inc	3,972,218
320,825		Masco Corp	13,080,035
190,452	*	Resideo Technologies, Inc	3,591,925
21,340	*	Teledyne Technologies, Inc	6,215,915
136,738		Timken Co	6,250,294
83,519	*	United Rentals, Inc	10,569,329
115,018		United Technologies Corp	15,366,405
34

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
63,011	*	WABCO Holdings, Inc	$8,343,287
		TOTAL CAPITAL GOODS	198,695,006

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
298,099	e	ADT, Inc	1,892,929
66,096	*	Clean Harbors, Inc	5,142,930
76,589	*	IAA, Inc	3,580,536
80,613		KAR Auction Services, Inc	2,155,591
188,447		Nielsen NV	4,364,432
94,262		Waste Management, Inc	11,028,654
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	28,165,072

CONSUMER DURABLES & APPAREL - 0.5%
43,461	*	Garmin Ltd	3,415,600
91,758		Hanesbrands, Inc	1,476,386
6,839		Lennar Corp (B Shares)	259,882
10,248		Lennar Corp (Class A)	487,498
210,620		Pulte Homes, Inc	6,636,636
		TOTAL CONSUMER DURABLES & APPAREL	12,276,002

CONSUMER SERVICES - 3.3%
104,949	*	frontdoor, Inc	4,789,872
107,109		Las Vegas Sands Corp	6,473,668
166,778		McDonald’s Corp	35,143,460
211,992	*	Norwegian Cruise Line Holdings Ltd	10,480,884
110,853		Royal Caribbean Cruises Ltd	12,896,638
101,566		Service Corp International	4,686,255
41,380		Vail Resorts, Inc	10,200,998
74,244		Wyndham Destinations, Inc	3,493,923
		TOTAL CONSUMER SERVICES	88,165,698

DIVERSIFIED FINANCIALS - 5.8%
333,971		Ally Financial, Inc	10,990,986
68,714		American Express Co	8,545,960
31,291		Ameriprise Financial, Inc	4,553,153
68,370		Bank of New York Mellon Corp	3,207,920
4,778		BlackRock, Inc	2,234,575
166,897		Capital One Financial Corp	15,424,621
46,883		CME Group, Inc	9,114,993
57,598		Discover Financial Services	5,168,844
68,940		E*TRADE Financial Corp	3,363,583
45,775		Goldman Sachs Group, Inc	10,076,451
16,685		IntercontinentalExchange Group, Inc	1,465,944
270,000		iShares Russell 1000 Value Index Fund	34,678,800
108,104		Legg Mason, Inc	4,071,197
264,684		Morgan Stanley	11,794,319
56,234		OneMain Holdings, Inc	2,330,899
34,945		Raymond James Financial, Inc	2,819,013
260,535		Santander Consumer USA Holdings, Inc	7,010,997
242,556		SLM Corp	2,209,685
145,677		Synchrony Financial	5,226,891
43,625		T Rowe Price Group, Inc	4,946,639
35

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
51,118		Voya Financial, Inc	$2,871,298
		TOTAL DIVERSIFIED FINANCIALS	152,106,768

ENERGY - 8.3%
12,388		Anadarko Petroleum Corp	912,500
1,541,142	*	Antero Resources Corp	7,104,664
384,381		Cabot Oil & Gas Corp	7,364,740
330,197		Chevron Corp	40,650,553
102,076		Cimarex Energy Co	5,172,191
351,740		ConocoPhillips	20,780,799
221,616	*	Continental Resources, Inc	8,237,467
137,333	*	Devon Energy Corp	3,707,991
200,956		EOG Resources, Inc	17,252,073
699,544		Exxon Mobil Corp	52,018,092
215,702		HollyFrontier Corp	10,735,488
283,530		Marathon Petroleum Corp	15,988,257
248,380		Occidental Petroleum Corp	12,756,797
315,713		PBF Energy, Inc	8,817,864
41,021		Phillips 66	4,207,114
52,564		Schlumberger Ltd	2,100,983
		TOTAL ENERGY	217,807,573

FOOD & STAPLES RETAILING - 2.0%
297,771	*	US Foods Holding Corp	10,532,160
60,418		Walgreens Boots Alliance, Inc	3,292,177
350,263		Walmart, Inc	38,662,030
		TOTAL FOOD & STAPLES RETAILING	52,486,367

FOOD, BEVERAGE & TOBACCO - 4.5%
88,514		Altria Group, Inc	4,166,354
143,674		Coca-Cola Co	7,561,563
28,713		General Mills, Inc	1,524,947
124,542		Ingredion, Inc	9,625,851
167,140		Lamb Weston Holdings, Inc	11,218,437
435,883		Mondelez International, Inc	23,315,382
111,182		PepsiCo, Inc	14,210,171
385,191		Philip Morris International, Inc	32,205,820
169,346		Tyson Foods, Inc (Class A)	13,463,007
		TOTAL FOOD, BEVERAGE & TOBACCO	117,291,532

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
65,102		Abbott Laboratories	5,670,384
70,403		Anthem, Inc	20,741,428
5,628		Becton Dickinson & Co	1,422,758
17,404		Cigna Corp	2,957,288
38,857		Cooper Cos, Inc	13,110,352
436,936		CVS Health Corp	24,411,615
79,002		Danaher Corp	11,099,781
104,753		Encompass Health Corp	6,687,431
95,945		HCA Healthcare, Inc	12,809,617
220,631	*	Hologic, Inc	11,307,339
36

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
53,556		Humana, Inc	$15,892,743
77,656	*	Laboratory Corp of America Holdings	13,008,933
204,146		Medtronic plc	20,810,643
86,124		Universal Health Services, Inc (Class B)	12,992,667
29,322		West Pharmaceutical Services, Inc	4,025,031
126,286		Zimmer Biomet Holdings, Inc	17,065,027
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	194,013,037

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
91,186		Colgate-Palmolive Co	6,541,684
27,788		Kimberly-Clark Corp	3,769,442
397,963		Procter & Gamble Co	46,975,552
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	57,286,678

INSURANCE - 7.6%
135,642		Allstate Corp	14,567,951
75,400		American Financial Group, Inc	7,719,452
11,200		American International Group, Inc	627,088
43,708		Arthur J. Gallagher & Co	3,952,514
85,658		Assurant, Inc	9,710,191
142,362	*	Athene Holding Ltd	5,816,911
353,047	*	Berkshire Hathaway, Inc (Class B)	72,526,445
62,021	*	Brighthouse Financial, Inc	2,429,363
32,724		Chubb Ltd	5,001,536
7,614		Erie Indemnity Co (Class A)	1,696,171
37,289		Everest Re Group Ltd	9,196,959
151,916		First American Financial Corp	8,783,783
204,331		Hartford Financial Services Group, Inc	11,775,595
61,290		Lincoln National Corp	4,004,689
26,286		Marsh & McLennan Cos, Inc	2,597,057
63,747		Mercury General Corp	3,615,092
277,637		Metlife, Inc	13,720,821
23,486		Progressive Corp	1,901,896
91,618		Prudential Financial, Inc	9,281,820
15,140		Travelers Cos, Inc	2,219,827
240,858		UnumProvident Corp	7,695,413
3,356		Willis Towers Watson plc	655,158
		TOTAL INSURANCE	199,495,732

MATERIALS - 4.1%
13,286		Air Products & Chemicals, Inc	3,032,795
6,965		Ardagh Group S.A.	115,828
213,706	*	Berry Plastics Group, Inc	9,627,455
252,302		CF Industries Holdings, Inc	12,504,087
152,999		Domtar Corp	6,494,808
347,522		Dow, Inc	16,833,966
5,378		DuPont de Nemours, Inc	388,076
53,148		Linde plc	10,166,149
173,533		LyondellBasell Industries AF S.C.A	14,522,977
423,980		Newmont Mining Corp	15,483,749
158,210		Owens-Illinois, Inc	2,684,824
139,598		Silgan Holdings, Inc	4,196,316
37

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
342,276		WestRock Co	$12,339,050
		TOTAL MATERIALS	108,390,080

MEDIA & ENTERTAINMENT - 2.6%
48,286		Activision Blizzard, Inc	2,353,460
33,190		CBS Corp (Class B)	1,709,617
359,415		Comcast Corp (Class A)	15,515,945
130,481		Interpublic Group of Cos, Inc	2,990,625
22	*	Liberty Broadband Corp (Class C)	2,189
2,326	*	Liberty SiriusXM Group (Class C)	97,366
87,481		Viacom, Inc (Class B)	2,655,048
303,455		Walt Disney Co	43,397,100
		TOTAL MEDIA & ENTERTAINMENT	68,721,350

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
62,456		Allergan plc	10,024,188
16,740		Amgen, Inc	3,123,349
30,013	*	Biogen Idec, Inc	7,137,692
94,824		Bristol-Myers Squibb Co	4,211,134
228,278		Gilead Sciences, Inc	14,956,775
472,355		Johnson & Johnson	61,510,068
121,087		Merck & Co, Inc	10,049,010
1,195,165		Pfizer, Inc	46,420,209
51,980		Thermo Fisher Scientific, Inc	14,433,806
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	171,866,231

REAL ESTATE - 4.0%
99,476		Boston Properties, Inc	13,225,334
34,802		Camden Property Trust	3,609,315
32,719		Coresite Realty	3,429,278
275,103		Cousins Properties, Inc	9,678,124
157,145		CyrusOne, Inc	9,020,123
228,307		Douglas Emmett, Inc	9,319,492
33,174		Equity Residential	2,617,097
2,925		Essex Property Trust, Inc	883,994
654,529		Host Marriott Corp	11,382,259
204,416		Paramount Group, Inc	2,827,073
4,633		Prologis, Inc	373,466
40,661		Public Storage, Inc	9,870,864
55,791		Simon Property Group, Inc	9,049,300
116,675		SL Green Realty Corp	9,460,009
200,300		Spirit Realty Capital, Inc	8,837,236
45,630		Taubman Centers, Inc	1,848,928
2,150		Ventas, Inc	144,674
		TOTAL REAL ESTATE	105,576,566

RETAILING - 4.0%
170,979		Best Buy Co, Inc	13,085,023
281,418		Dick’s Sporting Goods, Inc	10,460,307
69,744		Dollar General Corp	9,347,091
134,285		Home Depot, Inc	28,695,362
38

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
228,490		Kohl’s Corp	$12,306,471
158,797		L Brands, Inc	4,120,782
196,819		Target Corp	17,005,162
156,015	e	Williams-Sonoma, Inc	10,403,080
		TOTAL RETAILING	105,423,278

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
744,796		Intel Corp	37,649,438
61,395		Lam Research Corp	12,807,611
54,800	*	Micron Technology, Inc	2,459,972
606,803	*	ON Semiconductor Corp	13,052,332
168,175		Skyworks Solutions, Inc	14,341,964
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	80,311,317

SOFTWARE & SERVICES - 1.0%
17,318		Alliance Data Systems Corp	2,717,541
58,388		Amdocs Ltd	3,736,248
16,327		Citrix Systems, Inc	1,538,656
35,063		Cognizant Technology Solutions Corp (Class A)	2,284,004
39,215		Fidelity National Information Services, Inc	5,225,399
37,293		International Business Machines Corp	5,528,314
42,798		Leidos Holdings, Inc	3,513,716
29,991		LogMeIn, Inc	2,278,416
		TOTAL SOFTWARE & SERVICES	26,822,294

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
188,168		Corning, Inc	5,786,166
32,686		Dolby Laboratories, Inc (Class A)	2,225,917
10,163	*	F5 Networks, Inc	1,491,115
50,060		Flir Systems, Inc	2,485,980
80,422		HP, Inc	1,692,079
35,595		Motorola Solutions, Inc	5,907,346
56,821		National Instruments Corp	2,372,845
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	21,961,448

TELECOMMUNICATION SERVICES - 3.4%
1,077,841		AT&T, Inc	36,700,486
963,920		Verizon Communications, Inc	53,275,858
		TOTAL TELECOMMUNICATION SERVICES	89,976,344

TRANSPORTATION - 2.9%
138,674		Alaska Air Group, Inc	8,786,385
27,082		CSX Corp	1,906,573
270,729		Delta Air Lines, Inc	16,525,298
13,261		FedEx Corp	2,261,398
105,472		Kansas City Southern Industries, Inc	13,051,105
96,822		Norfolk Southern Corp	18,504,621
155,449	*	United Continental Holdings, Inc	14,287,317
		TOTAL TRANSPORTATION	75,322,697
39

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
UTILITIES - 5.4%
676,604		AES Corp	$11,360,181
166,266		Ameren Corp	12,584,674
161,422		American Electric Power Co, Inc	14,174,466
129,270		CMS Energy Corp	7,526,099
36,135		Dominion Resources, Inc	2,684,469
240,410		Duke Energy Corp	20,848,355
201,478		Edison International	15,018,170
371,533		Exelon Corp	16,741,277
316,239		MDU Resources Group, Inc	8,456,231
37,431		National Fuel Gas Co	1,786,956
46,691		NextEra Energy, Inc	9,672,975
100,793	*,b	PG&E Corp	1,827,377
361,852		Southern Co	20,336,082
		TOTAL UTILITIES	143,017,312

		TOTAL COMMON STOCKS	2,626,751,035
		(Cost $2,264,376,937)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.3%
$7,540,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	7,540,000
		TOTAL GOVERNMENT AGENCY DEBT			7,540,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
1,998,127	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,998,127
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,998,127

		TOTAL SHORT-TERM INVESTMENTS			9,538,127
		(Cost $9,538,127)

		TOTAL INVESTMENTS - 100.1%			2,636,289,162
		(Cost $2,273,915,064)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(1,730,348)
		NET ASSETS - 100.0%			$2,634,558,814

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,226,336.
40

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.2%
240,375	*	Modine Manufacturing Co	$3,297,945
47,042	*	Stoneridge, Inc	1,532,158
		TOTAL AUTOMOBILES & COMPONENTS	4,830,103

BANKS - 11.2%
74,713		Ameris Bancorp	2,971,336
211,300	*	Axos Financial, Inc	6,193,203
415,200		Bank of NT Butterfield & Son Ltd	13,049,736
841,703		Cadence BanCorp	14,426,789
510,900		Cathay General Bancorp	19,015,698
37,700		Civista Bancshares, Inc	835,809
135,323		ConnectOne Bancorp, Inc	3,093,484
331,200	*	Customers Bancorp, Inc	6,829,344
135,550		Eagle Bancorp, Inc	5,464,020
525,000	*	Essent Group Ltd	24,234,000
129,400		Federal Agricultural Mortgage Corp (Class C)	9,998,738
97,300		First Bancorp (NC)	3,594,262
674,900		First Commonwealth Financial Corp	9,293,373
160,400		First Merchants Corp	6,321,364
535,343		First Midwest Bancorp, Inc	11,579,469
49,381		First of Long Island Corp	1,092,308
360,095		Flagstar Bancorp, Inc	12,416,076
203,600		Fulton Financial Corp	3,461,200
314,300		Great Western Bancorp, Inc	10,629,626
139,900		Hanmi Financial Corp	3,006,451
271,200		IBERIABANK Corp	21,308,184
104,359		Independent Bank Corp (MI)	2,268,765
145,900		Lakeland Bancorp, Inc	2,389,842
253,630		LegacyTexas Financial Group, Inc	10,840,146
325,182		Meta Financial Group, Inc	10,038,368
382,800	*	NMI Holdings, Inc	9,524,064
724,400		OFG Bancorp	16,393,172
69,900		Old Second Bancorp, Inc	918,486
197,000		PennyMac Financial Services, Inc	4,729,970
50,800		Peoples Bancorp, Inc	1,646,428
41,700		QCR Holdings, Inc	1,595,442
1,015,700		Radian Group, Inc	23,157,960
144,859		Sandy Spring Bancorp, Inc	5,278,662
118,865	*	TCF Financial Corp	4,997,085
751,412		United Community Banks, Inc	21,565,525
130,579		Univest Corp of Pennsylvania	3,585,699
88,800		Veritex Holdings, Inc	2,272,392
373,300		Walker & Dunlop, Inc	21,778,322
190,500		WesBanco, Inc	6,968,490
41

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
246,800		WSFS Financial Corp	$10,456,916
		TOTAL BANKS	349,220,204

CAPITAL GOODS - 10.5%
56,290		AAR Corp	2,356,299
75,800		Advanced Drainage Systems, Inc	2,496,094
159,500	*	Aerojet Rocketdyne Holdings, Inc	6,813,840
209,800		Applied Industrial Technologies, Inc	12,764,232
293,300		Arcosa, Inc	10,998,750
203,600	*	Astronics Corp	7,500,624
642,743	*	Atkore International Group, Inc	17,540,457
130,900		AZZ, Inc	6,097,322
428,783	*	BMC Stock Holdings, Inc	9,068,760
694,900	*	Builders FirstSource, Inc	11,938,382
455,600		Comfort Systems USA, Inc	19,135,200
246,200	*	Continental Building Products, Inc	6,051,596
64,679		CSW Industrials, Inc	4,566,984
92,100		Douglas Dynamics, Inc	3,785,310
49,000	*	Ducommun, Inc	2,065,350
71,013	*	DXP Enterprises, Inc	2,410,891
245,166		EMCOR Group, Inc	20,689,559
541,600	*	Enphase Energy, Inc	15,246,040
76,900		ESCO Technologies, Inc	6,425,764
48,923	*	Foundation Building Materials, Inc	841,965
325,300	*	Generac Holdings, Inc	23,519,190
511,057	*	GMS, Inc	11,503,893
464,000	*	Great Lakes Dredge & Dock Corp	4,978,720
498,100	*	Harsco Corp	11,685,426
174,000	*	Herc Holdings, Inc	7,854,360
188,300		Hillenbrand, Inc	6,343,827
120,050		Kadant, Inc	11,219,873
421,739	*	Meritor, Inc	10,429,606
192,740		Moog, Inc (Class A)	15,700,600
215,713		Mueller Industries, Inc	6,512,376
291,170	*	Parsons Corp	10,688,851
493,500	*	PGT, Inc	7,955,220
126,500		Quanex Building Products Corp	2,355,430
580,100	*	Rexnord Corp	16,991,129
138,400	*	Titan Machinery, Inc	2,870,416
178,288	*	Trimas Corp	5,346,857
78,039	*	Vectrus, Inc	3,155,897
		TOTAL CAPITAL GOODS	327,905,090

COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
28,570		Barrett Business Services, Inc	2,499,875
204,500	*	CBIZ, Inc	4,779,165
46,129		CRA International, Inc	2,002,921
343,047		Exponent, Inc	23,601,633
137,400		Heidrick & Struggles International, Inc	4,080,780
94,100		ICF International, Inc	8,016,379
223,746		Insperity, Inc	23,795,387
118,800		Kimball International, Inc (Class B)	2,059,992
42

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
87,788		MSA Safety, Inc	$9,248,466
286,059		Tetra Tech, Inc	22,655,873
121,600	*	TriNet Group, Inc	8,942,464
243,656		Viad Corp	16,846,376
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	128,529,311

CONSUMER DURABLES & APPAREL - 3.1%
40,759	*	Cavco Industries, Inc	7,228,609
139,100	*	Deckers Outdoor Corp	21,738,548
27,584		Johnson Outdoors, Inc	1,875,436
395,083	*	Kontoor Brands, Inc	11,587,784
226,800		La-Z-Boy, Inc	7,482,132
177,250	*	Malibu Boats, Inc	5,340,543
165,415	*	MasterCraft Boat Holdings, Inc	2,745,889
5,122		Movado Group, Inc	134,862
415,662		Skyline Corp	11,846,367
773,400	*,e	Sonos, Inc	8,391,390
276,050		Steven Madden Ltd	9,526,485
127,600	*	TopBuild Corp	10,352,188
		TOTAL CONSUMER DURABLES & APPAREL	98,250,233

CONSUMER SERVICES - 3.2%
231,800		BBX Capital Corp	999,058
515,371	*	Career Education Corp	9,771,434
43,600		Carriage Services, Inc	833,632
646,400	*	Houghton Mifflin Harcourt Co	3,781,440
215,400		Jack in the Box, Inc	15,472,182
261,900	*	K12, Inc	7,817,715
650,200	*	Laureate Education, Inc	10,656,778
189,900		Ruth’s Chris Steak House, Inc	4,229,073
449,100	*	Scientific Games Corp (Class A)	9,184,095
109,200		Strategic Education, Inc	19,436,508
322,700		Texas Roadhouse, Inc (Class A)	17,822,721
		TOTAL CONSUMER SERVICES	100,004,636

DIVERSIFIED FINANCIALS - 5.6%
344,371	e	Arlington Asset Investment Corp (Class A)	2,265,961
59,004	*	Assetmark Financial Holdings, Inc	1,669,223
617,500		Brightsphere Investment Group, Inc	6,607,250
280,700	*	Cowen Group, Inc	4,929,092
254,000	*,e	Encore Capital Group, Inc	9,138,920
245,533	*	Enova International, Inc	6,617,115
845,300		FGL Holdings	6,889,195
207,842		Houlihan Lokey, Inc	9,560,732
650,000	e	iShares Russell 2000 Index Fund	101,764,000
316,494		Orchid Island Capital, Inc	1,959,098
35,900	*	Regional Management Corp	866,267
353,026		Stifel Financial Corp	21,114,485
		TOTAL DIVERSIFIED FINANCIALS	173,381,338
43

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
ENERGY - 4.8%
105,853	*	Abraxas Petroleum Corp	$92,135
157,800	*	Bonanza Creek Energy, Inc	3,440,040
715,200	*	C&J Energy Services, Inc	7,824,288
239,684		CVR Energy, Inc	12,720,030
456,012		Delek US Holdings, Inc	19,644,997
138,320		Evolution Petroleum Corp	843,752
296,348	*	Exterran Corp	4,045,150
600,900		Green Plains Renewable Energy, Inc	6,063,081
966,900	*	Keane Group, Inc	6,081,801
226,600		Liberty Oilfield Services, Inc	3,206,390
244,700		Mammoth Energy Services, Inc	1,585,656
138,953	*	Matrix Service Co	2,552,567
899,900	*	McDermott International, Inc	5,777,358
161,100	*	Midstates Petroleum Co, Inc	733,005
2,184,100	*	Oasis Petroleum, Inc	10,636,567
525,239	*	Par Pacific Holdings, Inc	12,112,011
430,700		Peabody Energy Corp	9,070,542
704,500	*	ProPetro Holding Corp	12,772,585
494,800	*	Renewable Energy Group, Inc	6,724,332
544,035	*	SandRidge Energy, Inc	3,672,236
219,402	*	Talos Energy, Inc	4,515,293
379,500		World Fuel Services Corp	14,815,680
		TOTAL ENERGY	148,929,496

FOOD & STAPLES RETAILING - 0.6%
123,947	*	Natural Grocers by Vitamin C	1,136,594
415,200	*	Performance Food Group Co	18,206,520
		TOTAL FOOD & STAPLES RETAILING	19,343,114

FOOD, BEVERAGE & TOBACCO - 2.2%
61,300	*	Boston Beer Co, Inc (Class A)	24,049,216
109,000	e	Calavo Growers, Inc	9,639,960
19,784		Coca-Cola Bottling Co Consolidated	5,807,198
79,200	*	Craft Brewers Alliance, Inc	1,244,232
2,136,747	e	Dean Foods Co	3,098,283
97,505		Lancaster Colony Corp	15,193,229
371,963	*	Simply Good Foods Co	10,128,552
		TOTAL FOOD, BEVERAGE & TOBACCO	69,160,670

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
118,900	*	Cardiovascular Systems, Inc	5,449,187
168,300		Conmed Corp	14,701,005
232,800	*	Globus Medical, Inc	10,611,024
2,816	*,e	Health Catalyst, Inc	124,608
661,500	*	HMS Holdings Corp	23,086,350
269,900	*	Integer Holding Corp	23,624,347
683,300	*	Lantheus Holdings, Inc	15,456,246
93,900	*	LivaNova plc	7,234,995
32,138	*	Livongo Health, Inc	1,422,106
148,600	*	Magellan Health Services, Inc	10,452,524
117,200	*	Merit Medical Systems, Inc	4,624,712
280,300	*	NuVasive, Inc	18,667,980
44

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
725,276	*	OraSure Technologies, Inc	$6,056,055
272,800	*	Orthofix International NV	14,581,160
26,348	*	Phreesia, Inc	720,091
628,000	*	Select Medical Holdings Corp	10,512,720
106,400	*	Staar Surgical Co	3,118,584
104,744	*	SurModics, Inc	4,367,825
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	174,811,519

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
125,300		Medifast, Inc	13,989,745
171,160	*	USANA Health Sciences, Inc	11,647,438
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,637,183

INSURANCE - 2.0%
384,115		American Equity Investment Life Holding Co	9,910,167
158,100		Amerisafe, Inc	10,285,986
81,900		Employers Holdings, Inc	3,595,410
2,558,889	*	Genworth Financial, Inc (Class A)	10,209,967
368,033	*,e	Health Insurance Innovations, Inc	8,093,046
126,459		Heritage Insurance Holdings, Inc	1,699,609
135,000		James River Group Holdings Ltd	6,457,050
417,418	*	Third Point Reinsurance Ltd	4,207,573
92,600		United Insurance Holdings Corp	1,049,158
270,076		Universal Insurance Holdings, Inc	6,700,586
		TOTAL INSURANCE	62,208,552

MATERIALS - 5.1%
3,695,600	*,e	AK Steel Holding Corp	10,421,592
368,100		Boise Cascade Co	9,938,700
808,100		Commercial Metals Co	14,149,831
673,900	*	Ferroglobe plc	0
523,300	*	Gold Resource Corp	1,878,647
185,372		Greif, Inc (Class A)	6,480,605
105,100		Innospec, Inc	9,814,238
102,007	*	Koppers Holdings, Inc	2,784,791
270,600		Kronos Worldwide, Inc	3,628,746
175,800		Materion Corp	10,922,454
59,834		Olympic Steel, Inc	752,712
159,400	*	Omnova Solutions, Inc	1,586,030
161,800		PolyOne Corp	5,302,186
126,000	*	Ryerson Holding Corp	1,028,160
576,615		Schnitzer Steel Industries, Inc (Class A)	15,355,257
137,900		Stepan Co	13,672,785
815,300	*	Summit Materials, Inc	15,034,132
598,040	*	SunCoke Energy, Inc	4,539,123
287,702		Trinseo S.A.	11,165,715
295,420	*	Verso Corp	4,779,896
388,700		Warrior Met Coal, Inc	9,616,438
127,159	*	Worthington Industries, Inc	5,114,335
		TOTAL MATERIALS	157,966,373
45

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
MEDIA & ENTERTAINMENT - 1.8%
195,000	*	Cargurus, Inc	$7,267,650
384,013		Entravision Communications Corp (Class A)	1,251,883
331,200		EW Scripps Co (Class A)	5,077,296
1,552,300	*	Glu Mobile, Inc	11,580,158
484,800	*	Imax Corp	10,641,360
167,800	*	Liberty Braves Group (Class C)	4,827,606
232,039	*	Liberty Latin America Ltd (Class A)	3,803,119
430,800	*	MSG Networks, Inc	8,180,892
104,964	*	TechTarget, Inc	2,416,271
		TOTAL MEDIA & ENTERTAINMENT	55,046,235

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
1,691,558	*	Achillion Pharmaceuticals, Inc	7,459,771
13,143	*	Adaptive Biotechnologies Corp	506,663
955,600	*,e	Akebia Therapeutics, Inc	4,003,964
953,300	*	Akorn, Inc	3,546,276
430,055	*,e	AMAG Pharmaceuticals, Inc	3,552,254
63,085	*	Amicus Therapeutics, Inc	782,254
701,897	*	Amneal Pharmaceuticals, Inc	2,568,943
353,673	*	Amphastar Pharmaceuticals, Inc	7,126,511
260,522	*	Ardelyx, Inc	627,858
550,700	*	Arqule, Inc	5,556,563
125,547	*,e	Arvinas, Inc	3,349,594
182,085	*	Assembly Biosciences, Inc	2,276,062
187,900	*	Audentes Therapeutics, Inc	7,313,068
710,300	*	BioDelivery Sciences International, Inc	2,635,213
31,722	*	Biohaven Pharmaceutical Holding Co Ltd	1,365,315
39,900	*	Biospecifics Technologies Corp	2,318,190
274,027	*	Calithera Biosciences, Inc	1,161,874
153,932	*	CareDx, Inc	5,044,352
147,510	*	Castle Biosciences, Inc	2,898,571
358,500	*	Chimerix, Inc	1,290,600
291,179	*	Concert Pharmaceuticals, Inc	2,929,261
58,777	*,e	Cortexyme Inc	2,080,706
383,005	*	CytomX Therapeutics, Inc	3,948,782
114,200	*	Enanta Pharmaceuticals, Inc	8,567,284
215,000	*	Esperion Thereapeutics, Inc	8,533,350
308,160	*	Five Prime Therapeutics, Inc	1,574,698
591,921	*	Fluidigm Corp	6,955,072
210,300	*	Genomic Health, Inc	15,345,591
356,076	*	Halozyme Therapeutics, Inc	6,049,731
101,100	*	Heron Therapeutics, Inc	1,763,184
313,100	*	Insmed, Inc	6,872,545
290,987	*	Intersect ENT, Inc	5,752,813
319,724	*	Intra-Cellular Therapies, Inc	2,669,695
305,779	*	Invitae Corp	8,222,397
26,519	*	Kala Pharmaceuticals, Inc	155,932
234,400	*	Kura Oncology, Inc	4,481,728
262,800		Luminex Corp	5,710,644
383,789	*	MacroGenics, Inc	5,522,724
114,000	*,e	Medicines Co	4,085,760
373,000	*	Myriad Genetics, Inc	10,869,220
46

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
348,200	*	NanoString Technologies, Inc	$11,441,852
424,400	*	Natera, Inc	11,704,952
314,100	*	NeoGenomics, Inc	7,654,617
326,600	*	Pacira Pharmaceuticals, Inc	14,334,474
285,050		Phibro Animal Health Corp	8,873,606
392,000	*	Pieris Pharmaceuticals, Inc	2,156,000
39,800	*	Principia Biopharma, Inc	1,478,172
536,100	*	Puma Biotechnology, Inc	5,173,365
216,300	*	Recro Pharma, Inc	2,076,480
364,189	*	Retrophin, Inc	7,207,300
162,889	*	SIGA Technologies, Inc	912,178
248,563	*	Syneos Health, Inc	12,699,084
205,800	*	Twist Bioscience Corp	6,939,576
580,400	*	Vanda Pharmaceuticals, Inc	7,225,980
431,300	*	Veracyte, Inc	12,235,981
432,000	*	Vericel Corp	8,259,840
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	297,848,470

REAL ESTATE - 8.3%
307,900		Alexander & Baldwin, Inc	7,238,729
272,600		American Assets Trust, Inc	12,648,640
548,800		Ashford Hospitality Trust, Inc	1,487,248
152,359		Bluerock Residential Growth REIT, Inc	1,796,313
175,180		CareTrust REIT, Inc	4,069,431
641,612		CoreCivic, Inc	10,888,156
722,080		DiamondRock Hospitality Co	7,271,345
216,700		EastGroup Properties, Inc	26,108,016
292,442		First Industrial Realty Trust, Inc	11,168,360
839,500		Geo Group, Inc	14,951,495
250,059		Global Net Lease, Inc	4,881,152
480,619		Mack-Cali Realty Corp	11,429,120
353,000		Monmouth Real Estate Investment Corp (Class A)	4,867,870
444,700		National Storage Affiliates Trust	13,469,963
923,748		Newmark Group, Inc	9,108,155
707,800		Piedmont Office Realty Trust, Inc	14,729,318
602,055		Preferred Apartment Communities, Inc	8,723,777
154,528		PS Business Parks, Inc	27,042,400
27,843		RMR Group, Inc	1,370,989
225,200		Ryman Hospitality Properties	16,890,000
132,599		Saul Centers, Inc	7,265,099
695,000		Senior Housing Properties Trust	5,699,000
524,200		STAG Industrial, Inc	15,579,224
625,000		Summit Hotel Properties, Inc	6,943,750
746,400		Tanger Factory Outlet Centers, Inc	11,852,832
		TOTAL REAL ESTATE	257,480,382

RETAILING - 4.3%
272,700	*	1-800-FLOWERS.COM, Inc (Class A)	5,339,466
188,469		Aaron’s, Inc	11,882,971
311,800		Abercrombie & Fitch Co (Class A)	5,902,374
128,376		Expedia, Inc	17,040,630
47

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
2,978,900	*	Groupon, Inc	$9,383,535
487,000	*	Hibbett Sports, Inc	8,960,800
15,057	*,e	RealReal, Inc	369,650
734,300	*	Rent-A-Center, Inc	19,848,129
9,830	*,e	Revolve Group, Inc	338,840
100,000	*,e	RH	13,940,000
277,500	e	Shoe Carnival, Inc	7,042,950
627,281		Signet Jewelers Ltd	11,378,877
229,500	*	Sleep Number Corp	11,284,515
269,515	*	Stamps.com, Inc	12,869,341
		TOTAL RETAILING	135,582,078

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
21,689		Cabot Microelectronics Corp	2,638,467
307,870	*	Diodes, Inc	13,115,262
195,600	*	Formfactor, Inc	3,282,168
104,300	*,e	Impinj, Inc	3,775,660
205,500	*	Inphi Corp	12,373,155
1,030,600	*	Lattice Semiconductor Corp	19,931,804
859,700	*	Rambus, Inc	10,711,862
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	65,828,378

SOFTWARE & SERVICES - 6.1%
141,400	*	Altair Engineering, Inc	5,883,654
160,800	*	Bottomline Technologies, Inc	6,768,072
300,900	*	Cornerstone OnDemand, Inc	17,813,280
1,157	*	Crowdstrike Holdings, Inc	103,054
184,500	*	eGain Corp	1,428,030
187,938		EVERTEC, Inc	6,017,775
386,600	*	Five9, Inc	19,086,442
121,500	*	I3 Verticals, Inc	3,471,255
211,586		Mantech International Corp (Class A)	14,552,885
16,541	*	Medallia, Inc	659,159
286,600	*	Mitek Systems, Inc	2,877,464
683,100		Perspecta, Inc	15,936,723
104,200		Science Applications International Corp	8,895,554
142,500	*	SPS Commerce, Inc	15,935,775
251,900	*	SVMK, Inc	4,274,743
174,555	*	Telaria, Inc	1,413,895
172,700	*	Tenable Holdings, Inc	4,327,862
186,945	*	Upland Software, Inc	8,223,710
414,100	*	Verint Systems, Inc	23,963,967
210,100	*,e	Verra Mobility Corp	2,909,885
168,300	*	Virtusa Corp	7,519,644
248,000	*	Workiva, Inc	14,257,520
290,825	*	Zix Corp	2,649,416
		TOTAL SOFTWARE & SERVICES	188,969,764

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
86,400	*	Agilysys, Inc	2,119,392
138,500	*	Anixter International, Inc	8,913,860
202,348		AVX Corp	3,081,760
48

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY			VALUE
131,700		Comtech Telecommunications Corp			$3,919,392
1,093,500	*	Extreme Networks, Inc			8,901,090
291,600	*	Insight Enterprises, Inc			16,043,832
630,496		Kemet Corp			12,685,579
48,200	*	OSI Systems, Inc			5,425,392
278,200	*	Ribbon Communications, Inc			1,368,744
453,300	*	Sanmina Corp			14,392,275
195,320	*	Tech Data Corp			19,793,729
770,100	*	TTM Technologies, Inc			8,055,246
880,700		Vishay Intertechnology, Inc			14,971,900
48,539	*	Vishay Precision Group, Inc			1,977,479
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			121,649,670

TELECOMMUNICATION SERVICES - 0.2%
181,900		Shenandoah Telecom Co			7,159,584
		TOTAL TELECOMMUNICATION SERVICES			7,159,584

TRANSPORTATION - 1.3%
239,150		Arkansas Best Corp			7,157,760
96,400	*	Covenant Transportation Group, Inc			1,624,340
304,366	*	Daseke, Inc			1,126,154
161,700		Forward Air Corp			10,187,100
332,388		Heartland Express, Inc			6,594,578
183,700	*	Hub Group, Inc (Class A)			8,330,795
198,400		Marten Transport Ltd			3,981,888
306,200	*	Radiant Logistics, Inc			1,681,038
		TOTAL TRANSPORTATION			40,683,653

UTILITIES - 3.0%
148,200		Avista Corp			6,821,646
82,703		Black Hills Corp			6,545,942
210,391		Clearway Energy, Inc (Class A)			3,612,414
65,700		Otter Tail Corp			3,507,066
506,900		Portland General Electric Co			27,803,465
247,990		Southwest Gas Corp			22,048,791
236,200		Spire, Inc			19,465,242
46,279		Unitil Corp			2,710,561
		TOTAL UTILITIES			92,515,127

		TOTAL COMMON STOCKS			3,102,941,163
		(Cost $2,877,492,036)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.7%
$22,480,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	22,480,000
		TOTAL GOVERNMENT AGENCY DEBT			22,480,000
49

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
38,124,637	c	State Street Navigator Securities Lending Government Money Market Portfolio	$38,124,637
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	38,124,637

		TOTAL SHORT-TERM INVESTMENTS	60,604,637
		(Cost $60,604,637)

		TOTAL INVESTMENTS - 101.5%	3,163,545,800
		(Cost $2,938,096,673)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(46,331,447)
		NET ASSETS - 100.0%	$3,117,214,353

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $146,176,602.
50

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.2%
53,864	*	Stoneridge, Inc	$1,754,351
		TOTAL AUTOMOBILES & COMPONENTS	1,754,351

BANKS - 8.3%
114,647		Associated Banc-Corp	2,484,400
65,452		Bank of NT Butterfield & Son Ltd	2,057,156
69,313		BankUnited	2,385,060
17,500		Berkshire Hills Bancorp, Inc	574,000
50,471		Cathay General Bancorp	1,878,531
65,538		Central Pacific Financial Corp	1,931,405
38,785		ConnectOne Bancorp, Inc	886,625
57,171		East West Bancorp, Inc	2,744,780
42,580	*	Essent Group Ltd	1,965,493
402,087		First Bancorp (Puerto Rico)	4,326,456
102,849		First Hawaiian, Inc	2,752,239
150,700		First Horizon National Corp	2,471,480
44,629		Great Western Bancorp, Inc	1,509,353
49,561		Hancock Holding Co	2,057,773
56,081		Heritage Commerce Corp	693,722
82,500		Hilltop Holdings, Inc	1,871,100
14,958		HomeTrust Bancshares, Inc	390,853
24,692		LegacyTexas Financial Group, Inc	1,055,336
80,685		National Bank Holdings Corp	2,927,252
195,000		New York Community Bancorp, Inc	2,248,350
23,200	*	NMI Holdings, Inc	577,216
118,567		OFG Bancorp	2,683,171
14,959		Peoples Bancorp, Inc	484,821
47,104		Popular, Inc	2,711,306
94,599		TFS Financial Corp	1,698,998
68,605	*	The Bancorp, Inc	664,096
23,740		Trico Bancshares	896,185
45,318		United Financial Bancorp, Inc (New)	649,860
29,400		Webster Financial Corp	1,499,400
32,142		Wintrust Financial Corp	2,299,439
27,783		WSFS Financial Corp	1,177,166
65,786		Zions Bancorporation	2,964,975
		TOTAL BANKS	57,517,997

CAPITAL GOODS - 13.5%
64,949		Advanced Drainage Systems, Inc	2,138,770
22,363		Albany International Corp (Class A)	1,922,994
36,551		Allegion plc	3,784,490
63,048		Allison Transmission Holdings, Inc	2,897,055
33,000	*	Astronics Corp	1,215,720
51

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
101,203	*	Atkore International Group, Inc	$2,761,830
31,577		AZZ, Inc	1,470,857
108,300	*	BMC Stock Holdings, Inc	2,290,545
149,226	*	Builders FirstSource, Inc	2,563,703
23,400		Carlisle Cos, Inc	3,374,514
43,352		Comfort Systems USA, Inc	1,820,784
22,658		Curtiss-Wright Corp	2,875,527
53,744		EMCOR Group, Inc	4,535,456
63,562		Federal Signal Corp	1,979,956
59,300		Flowserve Corp	2,966,779
63,325	*	Foundation Building Materials, Inc	1,089,823
77,996		Graco, Inc	3,750,048
132,580	*	Harsco Corp	3,110,327
60,886	*	HD Supply Holdings, Inc	2,466,492
19,702		HEICO Corp (Class A)	2,076,394
25,903		IDEX Corp	4,357,403
71,530		ITT, Inc	4,464,902
70,646	*	JELD-WEN Holding, Inc	1,547,854
100,179	*	Meritor, Inc	2,477,427
90,569	*	Milacron Holdings Corp	1,525,182
20,868		Moog, Inc (Class A)	1,699,907
118,660	*	MRC Global, Inc	1,855,842
56,975	*	MYR Group, Inc	2,057,937
96,954		nVent Electric plc	2,403,490
37,180		Oshkosh Truck Corp	3,107,132
35,051		Primoris Services Corp	734,669
66,228		Quanta Services, Inc	2,478,252
28,556		Spirit Aerosystems Holdings, Inc (Class A)	2,194,243
45,533	*	SPX Corp	1,589,102
41,103	*	SPX FLOW, Inc	1,667,138
47,134	*	Thermon Group Holdings	1,194,375
96,195		Universal Forest Products, Inc	3,889,164
36,865	*	Vectrus, Inc	1,490,821
19,349		Watts Water Technologies, Inc (Class A)	1,796,168
		TOTAL CAPITAL GOODS	93,623,072

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
28,415		Brady Corp (Class A)	1,469,908
41,192		Insperity, Inc	4,380,769
82,334		Kforce, Inc	2,806,766
28,843		Kimball International, Inc (Class B)	500,138
50,280		Robert Half International, Inc	3,037,415
38,563	*	SP Plus Corp	1,331,580
29,342		Systemax, Inc	636,721
32,185	*	TriNet Group, Inc	2,366,885
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,530,182

CONSUMER DURABLES & APPAREL - 3.3%
9,636	*	Cavco Industries, Inc	1,708,945
22,076		Columbia Sportswear Co	2,339,614
11,700	*	Deckers Outdoor Corp	1,828,476
284,500	*	GoPro, Inc	1,505,005
52

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
8,143	*	Lululemon Athletica, Inc	$1,556,046
34,404	*	Malibu Boats, Inc	1,036,592
18,959	*	Meritage Homes Corp	1,190,815
28,029		Movado Group, Inc	738,004
879	*	NVR, Inc	2,939,499
40,813		Pulte Homes, Inc	1,286,018
14,924		Ralph Lauren Corp	1,555,528
51,800	*	Skechers U.S.A., Inc (Class A)	1,965,292
104,360		Skyline Corp	2,974,260
		TOTAL CONSUMER DURABLES & APPAREL	22,624,094

CONSUMER SERVICES - 4.1%
129,778		Bloomin’ Brands, Inc	2,210,119
22,596	*	Bright Horizons Family Solutions	3,436,174
38,003		Brinker International, Inc	1,514,419
101,248	*	Career Education Corp	1,919,662
114,536		Extended Stay America, Inc	1,915,042
53,546	*	frontdoor, Inc	2,443,839
26,400		Jack in the Box, Inc	1,896,312
53,707	*	K12, Inc	1,603,154
43,200	*	Planet Fitness, Inc	3,398,112
69,759	*	Regis Corp	1,276,590
79,657	*	Scientific Games Corp (Class A)	1,628,986
50,055	*	ServiceMaster Global Holdings, Inc	2,664,428
12,685		Strategic Education, Inc	2,257,803
		TOTAL CONSUMER SERVICES	28,164,640

DIVERSIFIED FINANCIALS - 4.2%
79,460		Artisan Partners Asset Management, Inc	2,351,221
152,759		Brightsphere Investment Group, Inc	1,634,521
99,127	*	Cannae Holdings, Inc	2,869,727
28,937		FirstCash, Inc	2,912,220
31,607	*	INTL FCStone, Inc	1,288,933
89,372		Ladder Capital Corp	1,504,131
137,485		Ladenburg Thalmann Financial Services, Inc	424,829
66,852		LPL Financial Holdings, Inc	5,606,877
11,500		MarketAxess Holdings, Inc	3,875,960
15,219		Morningstar, Inc	2,312,984
62,416		OneMain Holdings, Inc	2,587,143
2,000		Vanguard Small-Cap ETF	317,080
64,745		Virtu Financial, Inc	1,403,672
		TOTAL DIVERSIFIED FINANCIALS	29,089,298

ENERGY - 3.0%
157,029		Archrock, Inc	1,724,178
32,240	*	Bonanza Creek Energy, Inc	702,832
40,800	*	Brigham Minerals, Inc	875,160
485,911	*	Clean Energy Fuels Corp	1,297,382
40,798		CVR Energy, Inc	2,165,150
49,546	*	Exterran Corp	676,303
77,526	*	FTS International, Inc	307,778
53

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
44,000		HollyFrontier Corp	$2,189,880
126,308	*	Keane Group, Inc	794,477
341,382		Kosmos Energy Ltd	2,051,706
72,246	e	Liberty Oilfield Services, Inc	1,022,281
87,235	*	Parsley Energy, Inc	1,447,229
105,820	*	Renewable Energy Group, Inc	1,438,094
49,100		Scorpio Tankers, Inc	1,286,911
65,545		World Fuel Services Corp	2,558,877
		TOTAL ENERGY	20,538,238

FOOD & STAPLES RETAILING - 1.0%
60,090	*	Performance Food Group Co	2,634,947
87,493		Spartan Stores, Inc	1,034,167
97,395	*	US Foods Holding Corp	3,444,861
		TOTAL FOOD & STAPLES RETAILING	7,113,975

FOOD, BEVERAGE & TOBACCO - 1.2%
37,600	*	Freshpet, Inc	1,697,640
25,677		Lamb Weston Holdings, Inc	1,723,440
21,500	*	Post Holdings, Inc	2,305,230
98,485	*	Simply Good Foods Co	2,681,747
		TOTAL FOOD, BEVERAGE & TOBACCO	8,408,057

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
26,891	*	DexCom, Inc	4,218,391
60,443		Encompass Health Corp	3,858,681
54,833		Hill-Rom Holdings, Inc	5,847,391
25,452	*	Integer Holding Corp	2,227,814
20,771	*	iRhythm Technologies, Inc	1,726,901
27,400	*	Molina Healthcare, Inc	3,638,172
30,474	*	Orthofix International NV	1,628,835
41,160	*	Providence Service Corp	2,294,259
63,000	*	Select Medical Holdings Corp	1,054,620
32,900	*,e	Silk Road Medical Inc	1,424,241
25,655		STERIS plc	3,819,003
34,600	*	Tactile Systems Technology, Inc	1,997,804
12,556	*	Veeva Systems, Inc	2,083,040
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,819,152

INSURANCE - 3.9%
61,061		American Equity Investment Life Holding Co	1,575,374
27,914		American Financial Group, Inc	2,857,835
26,200		Argo Group International Holdings Ltd	1,793,128
30,731		Assurant, Inc	3,483,666
49,596		Axis Capital Holdings Ltd	3,157,777
10,860		Erie Indemnity Co (Class A)	2,419,282
34,397		Mercury General Corp	1,950,654
77,138		Old Republic International Corp	1,759,518
50,864		ProAssurance Corp	1,988,274
24,293		Reinsurance Group of America, Inc (Class A)	3,787,765
2,386		White Mountains Insurance Group Ltd	2,567,336
		TOTAL INSURANCE	27,340,609
54

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
MATERIALS - 4.0%
31,765		American Vanguard Corp	$453,604
5,863		Avery Dennison Corp	673,483
108,230	*	Axalta Coating Systems Ltd	3,206,855
69,520	*	Berry Plastics Group, Inc	3,131,876
66,741		Boise Cascade Co	1,802,007
41,429		Cabot Corp	1,852,705
37,541		Carpenter Technology Corp	1,689,720
76,500		CF Industries Holdings, Inc	3,791,340
57,600		PolyOne Corp	1,887,552
17,570		Reliance Steel & Aluminum Co	1,756,121
23,493		Royal Gold, Inc	2,688,774
64,300		Silgan Holdings, Inc	1,932,858
90,011		Steel Dynamics, Inc	2,836,247
		TOTAL MATERIALS	27,703,142

MEDIA & ENTERTAINMENT - 2.4%
31,607	*	AMC Networks, Inc	1,687,182
53,882	*	Cargurus, Inc	2,008,182
78,316	*	Gray Television, Inc	1,390,109
5,823	*	IAC/InterActiveCorp	1,391,988
115,200		Interpublic Group of Cos, Inc	2,640,384
77,797	*	Liberty Latin America Ltd (Class A)	1,275,093
76,200	*	Liberty Media Group (Class C)	3,000,756
130,189	*	Liberty TripAdvisor Holdings, Inc	1,503,683
15,844		Nexstar Broadcasting Group, Inc (Class A)	1,612,444
		TOTAL MEDIA & ENTERTAINMENT	16,509,821

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
147,312	*	Akebia Therapeutics, Inc	617,237
7,825	*	Alnylam Pharmaceuticals, Inc	607,142
66,656	*	AMAG Pharmaceuticals, Inc	550,579
156,163	*	Amicus Therapeutics, Inc	1,936,421
18,921	*	ANI Pharmaceuticals, Inc	1,600,527
14,311	*	Bio-Rad Laboratories, Inc (Class A)	4,506,534
12,096		Bio-Techne Corp	2,541,974
2,219	*	Bluebird Bio, Inc	291,199
121,169		Bruker BioSciences Corp	5,797,937
25,705	*	Charles River Laboratories International, Inc	3,458,351
32,156	*	Clovis Oncology, Inc	339,246
141,373	*	Halozyme Therapeutics, Inc	2,401,927
94,257	*	Horizon Pharma plc	2,346,057
110,278	*	Ironwood Pharmaceuticals, Inc	1,172,255
10,368	*	Neurocrine Biosciences, Inc	999,371
47,785	*	Pacira Pharmaceuticals, Inc	2,097,284
33,678		Phibro Animal Health Corp	1,048,396
22,400	*	PRA Health Sciences, Inc	2,237,984
65,134	*	QIAGEN NV	2,456,854
69,500	*	Radius Health, Inc	1,491,470
37,358	*	Sangamo Biosciences, Inc	448,670
55

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
13,989	*	Sarepta Therapeutics, Inc	$2,082,263
24,860	*	Seattle Genetics, Inc	1,882,151
14,553	*	United Therapeutics Corp	1,153,180
58,400	*	Veracyte, Inc	1,656,808
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	45,721,817

REAL ESTATE - 10.6%
77,900		Alexander & Baldwin, Inc	1,831,429
48,677		American Assets Trust, Inc	2,258,613
63,721		American Campus Communities, Inc	2,978,957
54,500		Apartment Investment & Management Co	2,699,930
47,015		Camden Property Trust	4,875,925
148,849		Columbia Property Trust, Inc	3,264,258
97,200		CoreCivic, Inc	1,649,484
70,584		Douglas Emmett, Inc	2,881,239
116,802		Duke Realty Corp	3,893,011
72,866		Equity Commonwealth	2,446,840
66,212		First Industrial Realty Trust, Inc	2,528,636
84,900		Geo Group, Inc	1,512,069
50,438		Getty Realty Corp	1,512,131
114,230		Healthcare Trust of America, Inc	3,076,214
86,733		Kennedy-Wilson Holdings, Inc	1,866,494
82,819		Liberty Property Trust	4,331,434
74,514		Mack-Cali Realty Corp	1,771,943
32,012		NexPoint Residential Trust, Inc	1,381,638
48,014	e	Omega Healthcare Investors, Inc	1,742,908
106,610		Outfront Media, Inc	2,897,660
11,366		PS Business Parks, Inc	1,989,050
60,824		Regency Centers Corp	4,056,961
216,008		Retail Properties of America, Inc	2,626,657
150,710		RLJ Lodging Trust	2,604,269
15,651		RMR Group, Inc	770,655
74,727		STAG Industrial, Inc	2,220,886
40,891		Sun Communities, Inc	5,430,734
59,775		VICI Properties, Inc	1,275,599
54,771		Xenia Hotels & Resorts, Inc	1,173,743
		TOTAL REAL ESTATE	73,549,367

RETAILING - 3.1%
40,300	*	Autonation, Inc	1,961,804
13,600	*	Burlington Stores, Inc	2,458,200
16,700	*,e	Carvana Co	1,061,452
51,148		Citi Trends, Inc	785,122
85,467		Core-Mark Holding Co, Inc	3,199,030
46,351	*	Etsy, Inc	3,106,444
3,511	*	Five Below, Inc	412,402
65,147	*	Lands’ End, Inc	710,102
16,900	*,e	RH	2,355,860
66,184	*	Sleep Number Corp	3,254,267
36,600		Sonic Automotive, Inc (Class A)	1,009,062
63,109	*	Zumiez, Inc	1,563,210
		TOTAL RETAILING	21,876,955
56

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
71,109	*	Advanced Micro Devices, Inc	$2,165,269
17,959		Brooks Automation, Inc	696,809
44,600	*	Diodes, Inc	1,899,960
23,973	*	First Solar, Inc	1,546,019
15,400	*	Impinj, Inc	557,480
115,120	*	Lattice Semiconductor Corp	2,226,421
106,070		Marvell Technology Group Ltd	2,785,398
292,478	*	NeoPhotonics Corp Ltd	1,342,474
115,200	*,e	SunPower Corp	1,346,688
47,400		Teradyne, Inc	2,641,602
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,208,120

SOFTWARE & SERVICES - 10.9%
162,203	*	A10 Networks, Inc	1,229,499
51,400		Amdocs Ltd	3,289,086
41,500	*	Anaplan, Inc	2,363,010
34,200	*	Avalara, Inc	2,786,616
64,663	*	Black Knight, Inc	4,094,461
30,700		Booz Allen Hamilton Holding Co	2,110,625
12,716	*	CACI International, Inc (Class A)	2,735,847
87,200	*	Carbon Black, Inc	1,622,792
21,000	*	Cornerstone OnDemand, Inc	1,243,200
26,416	*	Everbridge, Inc	2,702,357
205,091	*	Everi Holdings, Inc	2,463,143
59,293		EVERTEC, Inc	1,898,562
49,083	*	Five9, Inc	2,423,228
26,750	*	ForeScout Technologies, Inc	999,380
90,232		Genpact Ltd	3,580,406
40,875		Hackett Group, Inc	671,168
215,421	*	Limelight Networks, Inc	583,791
76,494	*	Model N, Inc	1,672,159
26,581	*	Paylocity Holding Corp	2,713,654
39,697		Pegasystems, Inc	3,001,093
122,140		Perspecta, Inc	2,849,526
58,182		Progress Software Corp	2,518,699
22,506	*	Proofpoint, Inc	2,840,257
23,788	*	RingCentral, Inc	3,377,420
142,293		Sabre Corp	3,345,308
24,734	*	SPS Commerce, Inc	2,766,003
92,688	*	SVMK, Inc	1,572,915
19,560	*	Trade Desk, Inc	5,150,344
11,668	*	Twilio, Inc	1,623,135
51,826	*	Workiva, Inc	2,979,477
30,307	*	Zendesk, Inc	2,532,453
		TOTAL SOFTWARE & SERVICES	75,739,614

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
60,555		Avnet, Inc	2,750,408
18,686		CDW Corp	2,207,938
57

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
77,100	*	Ciena Corp	$3,486,462
39,950	*	Cray, Inc	1,383,868
134,054	*	Harmonic, Inc	1,001,383
51,760	*	Insight Enterprises, Inc	2,847,835
33,699		InterDigital, Inc	2,171,227
38,800	*	Itron, Inc	2,405,600
101,760		Jabil Circuit, Inc	3,142,349
29,885	*	Keysight Technologies, Inc	2,675,305
27,600		National Instruments Corp	1,152,576
69,266	*	Sanmina Corp	2,199,196
12,562	*	Zebra Technologies Corp (Class A)	2,649,200
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	30,073,347

TELECOMMUNICATION SERVICES - 1.1%
70,045		Telephone & Data Systems, Inc	2,265,255
189,340	*	Vonage Holdings Corp	2,347,816
97,427	*	Zayo Group Holdings, Inc	3,286,213
		TOTAL TELECOMMUNICATION SERVICES	7,899,284

TRANSPORTATION - 2.0%
55,742	*	Echo Global Logistics, Inc	1,173,926
27,182		Forward Air Corp	1,712,466
82,003	*	Hub Group, Inc (Class A)	3,718,836
27,939		Landstar System, Inc	3,108,773
69,449		Marten Transport Ltd	1,393,841
126,329	*	Radiant Logistics, Inc	693,546
36,867		Skywest, Inc	2,238,196
		TOTAL TRANSPORTATION	14,039,584

UTILITIES - 2.1%
75,492		Clearway Energy, Inc (Class A)	1,296,197
96,100		NRG Energy, Inc	3,280,854
26,960		ONE Gas, Inc	2,458,213
7,091		Pinnacle West Capital Corp	646,841
50,794		Portland General Electric Co	2,786,051
199,912		Vistra Energy Corp	4,290,112
		TOTAL UTILITIES	14,758,268

		TOTAL COMMON STOCKS	693,602,984
		(Cost $593,204,978)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.5%
$3,590,000	Federal Home Loan Bank (FHLB)	2.150%	08/01/19	3,590,000
	TOTAL GOVERNMENT AGENCY DEBT			3,590,000
58

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
2,832,192	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,832,192
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,832,192

		TOTAL SHORT-TERM INVESTMENTS	6,422,192
		(Cost $6,422,192)

		TOTAL INVESTMENTS - 100.8%	700,025,176
		(Cost $599,627,170)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(5,529,499)
		NET ASSETS - 100.0%	$694,495,677

Abbreviation(s):
ETF	Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,623,615.
59

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.4%
55,976		Aptiv plc	$4,906,297
12,746		BorgWarner, Inc	481,799
66,583		Harley-Davidson, Inc	2,382,340
22,556	*	Modine Manufacturing Co	309,468
39,858	*,e	Tesla, Inc	9,630,091
		TOTAL AUTOMOBILES & COMPONENTS	17,709,995

BANKS - 5.1%
1,694		Ameris Bancorp	67,370
26,689		Associated Banc-Corp	578,351
47,422		Bank OZK	1,450,165
3,518		Banner Corp	208,477
339,486		BB&T Corp	17,493,714
17,500		Berkshire Hills Bancorp, Inc	574,000
6,267		Brookline Bancorp, Inc	92,940
8,221		Bryn Mawr Bank Corp	304,835
1,799		Cadence BanCorp	30,835
3,985		Camden National Corp	178,169
654,784		Citigroup, Inc	46,594,429
402,083		Citizens Financial Group, Inc	14,981,613
440		Columbia Banking System, Inc	16,592
108,335		Comerica, Inc	7,930,122
321		Commerce Bancshares, Inc	19,526
1,572		Community Trust Bancorp, Inc	66,480
3,270		Cullen/Frost Bankers, Inc	310,454
46,110	*	Customers Bancorp, Inc	950,788
12,542		Federal Agricultural Mortgage Corp (Class C)	969,120
288,180		Fifth Third Bancorp	8,556,064
10,587		First Busey Corp	286,167
2,352		First Financial Corp	102,100
44,108		First Republic Bank	4,382,571
1,130		FNB Corp	13,617
540		Glacier Bancorp, Inc	22,631
1,279		Hancock Holding Co	53,104
22,377		Hanmi Financial Corp	480,882
8,920		Heartland Financial USA, Inc	428,963
3,902		Heritage Financial Corp	111,285
19,184	*	HomeStreet, Inc	556,720
13,122		HomeTrust Bancshares, Inc	342,878
285,811		Huntington Bancshares, Inc	4,072,807
5,708		Investors Bancorp, Inc	64,843
15,606		Kearny Financial Corp	208,340
613,332		Keycorp	11,266,909
24,031	e	Live Oak Bancshares, Inc	467,884
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
90,129		M&T Bank Corp	$14,803,688
17,553	*	MGIC Investment Corp	225,556
15,374	*	Mr Cooper Group, Inc	116,996
11,344		National Bank Holdings Corp	411,560
310		NBT Bancorp, Inc	11,997
69,768		New York Community Bancorp, Inc	804,425
22,664		Northfield Bancorp, Inc	354,692
29,937		OFG Bancorp	677,474
7,838		Old National Bancorp	138,027
21,559		Opus Bank	483,137
16,485		PacWest Bancorp	636,816
982		People’s United Financial, Inc	16,124
53,702		Pinnacle Financial Partners, Inc	3,261,859
217,463		PNC Financial Services Group, Inc	31,075,463
36,221		Popular, Inc	2,084,881
682,855		Regions Financial Corp	10,877,880
5,811		Signature Bank	740,670
6,239		Sterling Bancorp/DE	136,322
12,826		Stock Yards Bancorp, Inc	490,595
14,234	*	SVB Financial Group	3,301,861
1,879	*	Texas Capital Bancshares, Inc	118,245
10,055		TFS Financial Corp	180,588
17,614	*	The Bancorp, Inc	170,504
3,796		Trico Bancshares	143,299
31,975	*	Tristate Capital Holdings, Inc	671,475
350		Trustmark Corp	12,439
2,167		UMB Financial Corp	147,919
650		Umpqua Holdings Corp	11,349
3,046		United Bankshares, Inc	114,499
10,303		Univest Corp of Pennsylvania	282,920
622,715		US Bancorp	35,588,162
3,230		Webster Financial Corp	164,730
1,553		Westamerica Bancorporation	99,547
13,557	*	Western Alliance Bancorp	670,258
230		Wintrust Financial Corp	16,454
684		WSFS Financial Corp	28,981
55,123		Zions Bancorporation	2,484,394
		TOTAL BANKS	235,791,531

CAPITAL GOODS - 6.9%
177,319		3M Co	30,981,176
954		Acuity Brands, Inc	128,046
16,472	*	Aegion Corp	310,497
3,315		Air Lease Corp	138,534
32,009		Aircastle Ltd	665,467
23,720		Argan, Inc	976,078
33,949	*	Armstrong Flooring, Inc	283,814
40,971	*	Astronics Corp	1,509,372
52,363	*	Axon Enterprise, Inc	3,676,930
46,198		Barnes Group, Inc	2,404,144
419	*	Beacon Roofing Supply, Inc	15,180
68,472		Briggs & Stratton Corp	652,538
46,759	*	Builders FirstSource, Inc	803,320
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
17,565		Carlisle Cos, Inc	$2,533,049
186,879		Caterpillar, Inc	24,606,358
1,817		Cubic Corp	120,285
35,835		Cummins, Inc	5,876,940
72,422		Curtiss-Wright Corp	9,191,076
99,550		Deere & Co	16,490,458
16,298		Dover Corp	1,578,461
198,642		Eaton Corp	16,326,386
1,365		EMCOR Group, Inc	115,192
119,034		Fastenal Co	3,666,247
99,730		Fortive Corp	7,584,467
300		GATX Corp	23,058
245		Granite Construction, Inc	8,698
65,806		HEICO Corp	8,998,971
124,870		HEICO Corp (Class A)	13,160,049
28,146	*	Herc Holdings, Inc	1,270,510
84,923		Hexcel Corp	6,943,305
1,801		IDEX Corp	302,964
160,575		Illinois Tool Works, Inc	24,765,482
69,059		Ingersoll-Rand plc	8,539,836
317,614		Johnson Controls International plc	13,479,538
25,825	*	Lydall, Inc	609,470
171,085		Masco Corp	6,975,135
55,712	*	Mercury Systems, Inc	4,541,642
23,535		Moog, Inc (Class A)	1,917,161
3,829	*	MYR Group, Inc	138,303
6,412		Owens Corning, Inc	371,896
116,288		PACCAR, Inc	8,156,440
47,521		Parker-Hannifin Corp	8,319,977
96,651	*,e	Plug Power, Inc	213,599
46,206		Quanta Services, Inc	1,729,029
37,955		Rockwell Automation, Inc	6,102,405
36,980		Roper Industries, Inc	13,447,777
2,611		Rush Enterprises, Inc (Class A)	98,330
33,429	*	Sensata Technologies Holding plc	1,585,537
9,292		Snap-On, Inc	1,418,052
115,622		Spirit Aerosystems Holdings, Inc (Class A)	8,884,394
18,065		Stanley Black & Decker, Inc	2,666,213
45,543	*	Teledyne Technologies, Inc	13,265,765
10,913	*	Titan Machinery, Inc	226,336
29,482	*	TransDigm Group, Inc	14,311,742
19,636	*	Trimas Corp	588,884
30,230	*	United Rentals, Inc	3,825,607
19,303	*	Veritiv Corp	336,258
13,236		W.W. Grainger, Inc	3,852,073
1,174		Wabash National Corp	18,584
1,565	*	WABCO Holdings, Inc	207,222
83,851	*	Wesco Aircraft Holdings, Inc	882,951
1,355	*	WESCO International, Inc	68,753
36,655		Woodward Governor Co	4,106,826
36,530		Xylem, Inc	2,932,994
		TOTAL CAPITAL GOODS	319,925,781
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
540		ABM Industries, Inc	$22,729
9,872		ACCO Brands Corp	96,548
4,684	*	Cimpress NV	451,772
215,453	*	Copart, Inc	16,704,071
650		Covanta Holding Corp	11,193
4,232		Exponent, Inc	291,162
4,282		Heidrick & Struggles International, Inc	127,175
8,866	*	Huron Consulting Group, Inc	540,560
4,156		ICF International, Inc	354,050
262,982	*	IHS Markit Ltd	16,941,300
12,692		Insperity, Inc	1,349,794
12,845		Kelly Services, Inc (Class A)	357,476
5,758		Kimball International, Inc (Class B)	99,844
590		Knoll, Inc	14,307
10,228		Manpower, Inc	934,328
22,070	*	Mistras Group, Inc	334,581
430		Mobile Mini, Inc	14,603
8,831		Navigant Consulting, Inc	215,123
4,735		Nielsen NV	109,663
970	*	On Assignment, Inc	61,158
39,339	e	Quad Graphics, Inc	444,924
19,611		Resources Connection, Inc	345,154
52,605		Robert Half International, Inc	3,177,868
1,210		Steelcase, Inc (Class A)	20,461
33,675	*	Team, Inc	557,658
120,100		TransUnion	9,943,079
2,825	*	TriNet Group, Inc	207,751
1,616		Verisk Analytics, Inc	245,180
2,208		Viad Corp	152,661
145,676		Waste Management, Inc	17,044,092
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	71,170,265

CONSUMER DURABLES & APPAREL - 1.4%
13,930		Callaway Golf Co	255,476
595	*	Capri Holdings Ltd	21,176
22,010	*	Century Communities, Inc	606,816
396		Columbia Sportswear Co	41,968
490		Ethan Allen Interiors, Inc	10,084
17,067	*,e	Fossil Group, Inc	188,420
9,306	*	Green Brick Partners, Inc	87,569
53,158		Hanesbrands, Inc	855,312
258		Hasbro, Inc	31,259
2,202	*	Helen of Troy Ltd	326,513
12,394	*,e	iRobot Corp	906,001
103,005		Lennar Corp (Class A)	4,899,948
10,411	*,e	LGI Homes, Inc	731,789
12,186	*	Lululemon Athletica, Inc	2,328,623
50,101	*,e	Mattel, Inc	731,475
7,028	*	Meritage Homes Corp	441,429
17,259	*	Mohawk Industries, Inc	2,152,025
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,458		Movado Group, Inc	$38,389
82,480		Newell Rubbermaid, Inc	1,170,391
392,949		Nike, Inc (Class B)	33,805,402
642	*	NVR, Inc	2,146,938
15,981		Pulte Homes, Inc	503,561
1,614		PVH Corp	143,517
80,428	*	Under Armour, Inc (Class A)	1,855,474
65,920	*	Under Armour, Inc (Class C)	1,340,813
4,706	*	Unifi, Inc	88,049
74,386		VF Corp	6,500,593
9,044		Whirlpool Corp	1,315,721
		TOTAL CONSUMER DURABLES & APPAREL	63,524,731

CONSUMER SERVICES - 2.2%
11,105	*	American Public Education, Inc	366,687
43,236		ARAMARK Holdings Corp	1,564,711
93,565		BBX Capital Corp	403,265
30,288	*	Bright Horizons Family Solutions	4,605,896
27,978		Carriage Services, Inc	534,939
5,410	*	Chipotle Mexican Grill, Inc (Class A)	4,303,817
34,975		Choice Hotels International, Inc	3,001,205
33,819		Darden Restaurants, Inc	4,111,038
320		Dine Brands Global Inc.	26,269
3,953		Domino’s Pizza, Inc	966,627
36,071	*	El Pollo Loco Holdings, Inc	354,939
12,999	*	frontdoor, Inc	593,274
1,438		Graham Holdings Co	1,068,046
36,675		H&R Block, Inc	1,015,531
151,991		Hilton Worldwide Holdings, Inc	14,674,731
72,801	*	Houghton Mifflin Harcourt Co	425,886
11,280		International Speedway Corp (Class A)	508,502
17,475		Marriott Vacations Worldwide Corp	1,786,469
81,138	*	Norwegian Cruise Line Holdings Ltd	4,011,463
18,056	*	Red Robin Gourmet Burgers, Inc	596,209
76,543		Royal Caribbean Cruises Ltd	8,905,013
79,942		Service Corp International	3,688,524
25,999	*	ServiceMaster Global Holdings, Inc	1,383,927
3,350		Six Flags Entertainment Corp	176,980
5,712	*	Sotheby’s (Class A)	341,063
418,466		Starbucks Corp	39,624,546
9,266		Vail Resorts, Inc	2,284,254
13,138	*	Weight Watchers International, Inc	284,438
		TOTAL CONSUMER SERVICES	101,608,249

DIVERSIFIED FINANCIALS - 5.7%
58,449		Ally Financial, Inc	1,923,557
255,222		American Express Co	31,741,960
26,292		Ameriprise Financial, Inc	3,825,749
359,835		Bank of New York Mellon Corp	16,883,458
49,759		BlackRock, Inc	23,271,289
29,218		Capstead Mortgage Corp	246,308
426,206		Charles Schwab Corp	18,420,623
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
90,791		Chimera Investment Corp	$1,750,450
137,585		CME Group, Inc	26,749,276
280		Cohen & Steers, Inc	14,664
182,870		Discover Financial Services	16,410,754
38,425		Dynex Capital, Inc	626,327
26,410		E*TRADE Financial Corp	1,288,544
8,872		Factset Research Systems, Inc	2,460,206
77,683		Franklin Resources, Inc	2,534,796
9,333	*	Green Dot Corp	473,090
216,139		IntercontinentalExchange Group, Inc	18,989,973
165,102		Invesco Ltd	3,168,307
4,700		Invesco Mortgage Capital, Inc	77,456
24,238		Legg Mason, Inc	912,803
42,240		Moody’s Corp	9,053,722
536,542		Morgan Stanley	23,908,311
7,975		NASDAQ OMX Group, Inc	768,551
14,006	*	NewStar Financial, Inc	3,635
119,931		Northern Trust Corp	11,753,238
86,595	*	On Deck Capital, Inc	310,010
5,668	*	PRA Group, Inc	176,445
31,561		Redwood Trust, Inc	534,012
119,778		S&P Global, Inc	29,339,621
47,592		Starwood Property Trust, Inc	1,105,562
123,600		State Street Corp	7,179,924
52,574		T Rowe Price Group, Inc	5,961,366
25,591		Voya Financial, Inc	1,437,446
		TOTAL DIVERSIFIED FINANCIALS	263,301,433

ENERGY - 4.6%
147,313		Apache Corp	3,597,383
191,531		Baker Hughes a GE Co	4,862,972
43,112	*,e	California Resources Corp	660,045
293,856	*,e	Callon Petroleum Co	1,445,772
83,614	*	Cheniere Energy, Inc	5,447,452
25,722		Cimarex Energy Co	1,303,334
513,833		ConocoPhillips	30,357,253
49,198	*,e	Covia Holdings Corp	85,605
18,082		Delek US Holdings, Inc	778,973
788,659	*,e	Denbury Resources, Inc	891,185
150,700	*	Devon Energy Corp	4,068,900
99,802		EQT Corp	1,508,008
17,193		Equitrans Midstream Corp	285,232
16,785	*	Exterran Corp	229,115
127,354	*	Forum Energy Technologies, Inc	333,667
39,191		Green Plains Renewable Energy, Inc	395,437
163,726	*	Gulfport Energy Corp	618,884
32,275	*	Helix Energy Solutions Group, Inc	282,729
75,067		Hess Corp	4,867,344
1,317,161		Kinder Morgan, Inc	27,159,860
24,707		Kosmos Energy Ltd	148,489
302,913	*	Laredo Petroleum Holdings, Inc	1,005,671
363,636		Marathon Oil Corp	5,116,359
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
14,654	*	Matrix Service Co	$269,194
78,097	*	McDermott International, Inc	501,383
182,488		National Oilwell Varco, Inc	4,346,864
58,596	*	Newpark Resources, Inc	447,087
215,508		Noble Energy, Inc	4,758,417
539,989	*	Oasis Petroleum, Inc	2,629,746
340,807		Occidental Petroleum Corp	17,503,848
12,097	*	Oceaneering International, Inc	186,899
422	*	Oil States International, Inc	6,296
159,210		ONEOK, Inc	11,157,437
25,647		PBF Energy, Inc	716,321
35,259	*	PDC Energy, Inc	1,012,991
63,027		Pioneer Natural Resources Co	8,700,247
126,416	*	Questar Market Resources, Inc	625,759
171,421		Range Resources Corp	975,385
45,154	*	Renewable Energy Group, Inc	613,643
689,644		Schlumberger Ltd	27,565,071
13,165	*	Select Energy Services, Inc	133,888
187,821		SM Energy Co	1,872,575
169,358	*	Southwestern Energy Co	372,588
241,087	*	Superior Energy Services	218,714
13,397		Targa Resources Investments, Inc	521,277
16,527	*,e	Tellurian, Inc	101,972
188,556	*	Tetra Technologies, Inc	294,147
17,909	*	Tidewater, Inc	411,728
22,379		US Silica Holdings, Inc	310,173
217,050		Valero Energy Corp	18,503,513
389,721		Williams Cos, Inc	9,602,725
31,849		World Fuel Services Corp	1,243,385
		TOTAL ENERGY	211,052,942

FOOD & STAPLES RETAILING - 0.6%
35,243		Casey’s General Stores, Inc	5,706,194
40,533	*	Chefs’ Warehouse Holdings, Inc	1,478,239
37,095		Pricesmart, Inc	2,262,795
59,184		Spartan Stores, Inc	699,555
161,967	*	Sprouts Farmers Market, Inc	2,742,101
82,492	*	United Natural Foods, Inc	813,371
368,420	*	US Foods Holding Corp	13,031,015
14,051		Weis Markets, Inc	512,159
		TOTAL FOOD & STAPLES RETAILING	27,245,429

FOOD, BEVERAGE & TOBACCO - 3.2%
43,780		Bunge Ltd	2,558,066
75,680	e	Campbell Soup Co	3,128,611
1,018,507		Coca-Cola Co	53,604,023
35,985		Fresh Del Monte Produce, Inc	1,091,425
293,327		General Mills, Inc	15,578,597
3,800	*	Hain Celestial Group, Inc	82,726
206,505		Hormel Foods Corp	8,464,640
130,364		Kellogg Co	7,589,792
35,028		McCormick & Co, Inc	5,553,339
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
387,082		PepsiCo, Inc	$49,472,951
6,553	*	TreeHouse Foods, Inc	388,855
		TOTAL FOOD, BEVERAGE & TOBACCO	147,513,025

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
18,978	*	Abiomed, Inc	5,286,512
14,457	*	Acadia Healthcare Co, Inc	461,757
138,493	*	Accuray, Inc	573,361
42,465	*	Align Technology, Inc	8,878,582
14,008	*	Allscripts Healthcare Solutions, Inc	144,282
16,236	*	Amedisys, Inc	2,238,782
21,087	*	AMN Healthcare Services, Inc	1,125,624
59,123	*	Angiodynamics, Inc	1,204,927
64,288	*	Antares Pharma, Inc	205,079
18,911	*	AtriCure, Inc	606,665
27,413	*	BioTelemetry, Inc	1,287,040
60,590	*	Brookdale Senior Living, Inc	471,996
142,328		Cardinal Health, Inc	6,508,659
21,971	*	Cardiovascular Systems, Inc	1,006,931
104,919	*	Centene Corp	5,465,231
171,692		Cerner Corp	12,301,732
59,065	*	Cerus Corp	345,530
68,573		Cigna Corp	11,651,924
19,097		Computer Programs & Systems, Inc	492,894
31,508		Cooper Cos, Inc	10,630,799
4,329	*	Corvel Corp	368,831
17,829	*	Cross Country Healthcare, Inc	169,197
281,785		CVS Health Corp	15,743,328
85,998		Dentsply Sirona, Inc	4,682,591
26,380	*	Diplomat Pharmacy, Inc	139,023
76,386	*	Edwards Lifesciences Corp	16,258,760
44,005	*	GenMark Diagnostics, Inc	275,471
12,520	*	Glaukos Corp	1,022,634
33,400	*	Globus Medical, Inc	1,522,372
7,898	*	Haemonetics Corp	964,188
111,678		HCA Healthcare, Inc	14,910,130
22,037	*	Henry Schein, Inc	1,466,342
8,585	*	Heska Corp	688,002
16,606		Hill-Rom Holdings, Inc	1,770,864
2,640	*	HMS Holdings Corp	92,136
92,217	*	Hologic, Inc	4,726,121
64,194		Humana, Inc	19,049,570
43,591	*	IDEXX Laboratories, Inc	12,294,842
18,829	*	Integer Holding Corp	1,648,102
41,902	*	Laboratory Corp of America Holdings	7,019,423
25,670		LeMaitre Vascular, Inc	849,420
15,190	*	LHC Group, Inc	1,922,750
7,921	*	LivaNova plc	610,313
1,635	*	Magellan Health Services, Inc	115,006
9,720	*	Medidata Solutions, Inc	888,116
71,174		Meridian Bioscience, Inc	850,529
26,417	*	Merit Medical Systems, Inc	1,042,415
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,816	*	NextGen Healthcare, Inc	$29,710
25,565	*	Omnicell, Inc	1,922,744
98,521	*	OraSure Technologies, Inc	822,650
11,935	*	Orthofix International NV	637,926
10,147	*	Penumbra, Inc	1,700,637
1,887	*	Premier, Inc	73,121
11,279	*	Providence Service Corp	628,691
22,904		Quest Diagnostics, Inc	2,338,040
15,451	*	Quidel Corp	912,073
57,796		Resmed, Inc	7,438,345
14,148	*	Select Medical Holdings Corp	236,838
179,113	*,e	Senseonics Holdings, Inc	198,815
41,276	*	Staar Surgical Co	1,209,800
16,484		STERIS plc	2,453,808
17,725	*	Surgery Partners, Inc	135,242
20,553	*	Tactile Systems Technology, Inc	1,186,730
10,927	*	Tandem Diabetes Care, Inc	693,100
50,858	*,e	Teladoc, Inc	3,470,550
36,079	*,e	Tivity Health, Inc	629,579
255,274	*,e	TransEnterix, Inc	349,725
15,439	*	Triple-S Management Corp (Class B)	370,219
193,921		UnitedHealth Group, Inc	48,288,268
3,727		US Physical Therapy, Inc	481,081
31,883	*	Varian Medical Systems, Inc	3,742,108
23,984	*	Vocera Communications, Inc	615,669
24,286		West Pharmaceutical Services, Inc	3,333,739
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	265,877,991

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
2,378		Clorox Co	386,663
260,833		Colgate-Palmolive Co	18,712,159
64,627		Estee Lauder Cos (Class A)	11,903,647
54,167		Kimberly-Clark Corp	7,347,754
574,101		Procter & Gamble Co	67,766,882
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	106,117,105

INSURANCE - 3.9%
96,775		Allstate Corp	10,393,635
458,996		American International Group, Inc	25,699,186
39,042		Aon plc	7,388,698
198,853		Chubb Ltd	30,392,692
103,412	*	Genworth Financial, Inc (Class A)	412,614
27,314		Lincoln National Corp	1,784,697
178,033		Loews Corp	9,531,887
237,157		Marsh & McLennan Cos, Inc	23,431,112
46,413		Principal Financial Group	2,693,810
291,868		Progressive Corp	23,635,471
268,139		Prudential Financial, Inc	27,165,162
128,444		Travelers Cos, Inc	18,832,459
8,317		Willis Towers Watson plc	1,623,645
		TOTAL INSURANCE	182,985,068
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
MATERIALS - 3.1%
10,332		Aptargroup, Inc	$1,250,379
161,238		Ball Corp	11,525,292
78,491	*	Century Aluminum Co	564,350
21,368	*	Clearwater Paper Corp	419,454
46,693		Commercial Metals Co	817,594
1,709		Compass Minerals International, Inc	95,448
186,159		Corteva, Inc	5,491,691
186,536		DuPont de Nemours, Inc	13,460,438
147,659		Ecolab, Inc	29,787,250
945		H.B. Fuller Co	45,180
13,047	e	International Flavors & Fragrances, Inc	1,878,638
142,736		International Paper Co	6,267,538
42,638	*	Kraton Polymers LLC	1,307,707
191,804		Linde plc	36,688,269
22,260		Louisiana-Pacific Corp	581,876
10,187		Minerals Technologies, Inc	542,458
121,472		Mosaic Co	3,059,880
137,664		Newmont Mining Corp	5,027,489
205,346		Nucor Corp	11,166,716
48,971		PH Glatfelter Co	799,207
2,337		Reliance Steel & Aluminum Co	233,583
55,648		Royal Gold, Inc	6,368,914
32,986		RPM International, Inc	2,237,440
4,126		Schnitzer Steel Industries, Inc (Class A)	109,875
68,238	*	Summit Materials, Inc	1,258,309
16,409		Trinseo S.A.	636,833
16,425	*	US Concrete, Inc	773,453
		TOTAL MATERIALS	142,395,261

MEDIA & ENTERTAINMENT - 7.1%
55,756	*	Alphabet, Inc (Class A)	67,921,959
56,418	*	Alphabet, Inc (Class C)	68,642,652
6,980		Cable One, Inc	8,493,264
104,629		Cinemark Holdings, Inc	4,176,790
40,660	*	Clear Channel	123,200
251,707	*,e	Discovery, Inc (Class A)	7,629,239
380,411	*	Discovery, Inc (Class C)	10,742,807
47,117	*	Electronic Arts, Inc	4,358,323
99,663		Entravision Communications Corp (Class A)	324,901
439,420	*	Facebook, Inc	85,348,547
184,241		Gannett Co, Inc	1,888,470
70,303	*	GCI Liberty, Inc	4,199,198
106,087	*	Gray Television, Inc	1,883,044
75,715	*	Imax Corp	1,661,944
48,734		John Wiley & Sons, Inc (Class A)	2,217,884
170,308	*	Liberty Broadband Corp (Class C)	16,947,349
8,163	*	Loral Space & Communications, Inc	300,317
37,805		Marcus Corp	1,322,797
58,591		New York Times Co (Class A)	2,090,527
294,588		Omnicom Group, Inc	23,631,849
22,635		Scholastic Corp	773,438
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
23,476		Sinclair Broadcast Group, Inc (Class A)	$1,179,669
64,122		TEGNA, Inc	974,013
143,266		Tribune Co	6,657,571
79,880	*	TripAdvisor, Inc	3,526,702
29,875		World Wrestling Entertainment, Inc (Class A)	2,174,303
		TOTAL MEDIA & ENTERTAINMENT	329,190,757

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
296,794		AbbVie, Inc	19,772,416
54,132	*	Acadia Pharmaceuticals, Inc	1,330,565
11,304	*	Acceleron Pharma, Inc	493,533
215,271	*	Achillion Pharmaceuticals, Inc	949,345
2,546	*	Aerie Pharmaceuticals, Inc	55,172
150,551		Agilent Technologies, Inc	10,449,745
15,764	*	Agios Pharmaceuticals, Inc	758,406
4,706	*,e	Akcea Therapeutics, Inc	101,791
144,481	*	Akorn, Inc	537,469
180,747		Amgen, Inc	33,723,775
9,215	*	Assembly Biosciences, Inc	115,187
13,962	*	Atara Biotherapeutics, Inc	199,238
7,618	*	Avrobio, Inc	161,654
85,758	*	BioCryst Pharmaceuticals, Inc	271,853
56,305	*	Biogen Idec, Inc	13,390,455
47,040	*	BioMarin Pharmaceutical, Inc	3,731,213
9,691	*,e	Bluebird Bio, Inc	1,271,750
501,909		Bristol-Myers Squibb Co	22,289,779
7,837	*	Catalent, Inc	442,712
196,371	*	Celgene Corp	18,038,640
40,045	*	Coherus Biosciences, Inc	673,557
54,314	*	Collegium Pharmaceutical, Inc	595,825
39,296	*	Cymabay Therapeutics, Inc	242,849
344,591		Eli Lilly & Co	37,543,190
4,990	*	Esperion Thereapeutics, Inc	198,053
28,683	*	FibroGen, Inc	1,355,559
4,680	*,e	Flexion Therapeutics, Inc	46,987
335,255		Gilead Sciences, Inc	21,965,908
16,242	*	Halozyme Therapeutics, Inc	275,952
45,560	*	Illumina, Inc	13,639,753
68,890	*,e	Inovio Pharmaceuticals, Inc	190,136
7,450	*	Insmed, Inc	163,527
18,561	*	Intersect ENT, Inc	366,951
39,800	*	Intra-Cellular Therapies, Inc	332,330
75,604	*	Iovance Biotherapeutics, Inc	1,859,102
56,297	*	IQVIA Holdings, Inc	8,960,793
27,862	*	Jazz Pharmaceuticals plc	3,883,406
77,399	*,e	Karyopharm Therapeutics, Inc	681,885
680,035		Merck & Co, Inc	56,436,105
5,838	*	Mettler-Toledo International, Inc	4,417,906
2,895	*	Mirati Therapeutics, Inc	306,291
42,726	*	Nektar Therapeutics	1,215,982
196,260	*,e	Opko Health, Inc	414,109
42,303		Perrigo Co plc	2,284,785
133,970	*	Progenics Pharmaceuticals, Inc	720,759
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
16,217	*	Prothena Corp plc	$151,791
36,025	*	Radius Health, Inc	773,096
11,502	*	Reata Pharmaceuticals, Inc	1,042,656
74,418	*	Revance Therapeutics, Inc	936,178
5,837	*	Sage Therapeutics, Inc	935,905
37,874	*	Sangamo Biosciences, Inc	454,867
15,601	*	Sarepta Therapeutics, Inc	2,322,209
4,385	*	Spark Therapeutics, Inc	438,588
52,041	*,e	TherapeuticsMD, Inc	111,888
25,761	*,e	Theravance Biopharma, Inc	537,117
5,640	*,e	Tricida, Inc	177,998
17,724	*	Ultragenyx Pharmaceutical, Inc	1,068,048
71,046	*	Vertex Pharmaceuticals, Inc	11,837,684
18,425	*	Waters Corp	3,879,568
47,090	*,e	ZIOPHARM Oncology, Inc	326,805
256,688		Zoetis, Inc	29,490,884
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	341,341,680

REAL ESTATE - 4.0%
48,046		Alexandria Real Estate Equities, Inc	7,032,012
11,117	*,e	Altisource Portfolio Solutions S.A.	233,457
23,462		American Campus Communities, Inc	1,096,848
164,544		American Tower Corp	34,820,801
72,632		Boston Properties, Inc	9,656,424
36,800		Brixmor Property Group, Inc	698,464
70,724		CatchMark Timber Trust, Inc	718,556
79,390	*	CBRE Group, Inc	4,208,464
42,246		Chatham Lodging Trust	754,514
62,954		CorePoint Lodging, Inc	738,450
17,160		Coresite Realty	1,798,540
23,373		Cousins Properties, Inc	822,262
6,932		CyrusOne, Inc	397,897
53,519		Digital Realty Trust, Inc	6,120,433
8,358		Douglas Emmett, Inc	341,174
58,576		Duke Realty Corp	1,952,338
19,598		Easterly Government Properties, Inc	369,814
36,148		Equinix, Inc	18,149,911
3,961		Federal Realty Investment Trust	522,892
33,420		First Industrial Realty Trust, Inc	1,276,310
52,368		Franklin Street Properties Corp	422,086
204,267		HCP, Inc	6,522,245
154,979		Host Marriott Corp	2,695,085
32,022	*	Howard Hughes Corp	4,322,970
24,076		Hudson Pacific Properties	849,883
100,069		Iron Mountain, Inc	2,943,029
95,797	e	iStar Financial, Inc	1,264,520
5,945		Jones Lang LaSalle, Inc	866,127
4,739		Kilroy Realty Corp	376,561
88,542		Kimco Realty Corp	1,700,892
15,135		Liberty Property Trust	791,560
35,800		NorthStar Realty Europe Corp	608,600
24,547		Office Properties Income Trust	691,489
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,166		Paramount Group, Inc	$57,616
57,124		Park Hotels & Resorts, Inc	1,508,645
540		Piedmont Office Realty Trust, Inc	11,237
346,453		Prologis, Inc	27,927,577
22,163		QTS Realty Trust, Inc	1,025,704
24,711	e	Realogy Holdings Corp	128,744
15,022		Regency Centers Corp	1,001,967
2,009		RMR Group, Inc	98,923
37,701		Sabra Healthcare REIT, Inc	778,149
45,216	*	SBA Communications Corp	11,096,459
46,797		Senior Housing Properties Trust	383,735
30,349		UDR, Inc	1,397,875
31,258		VICI Properties, Inc	667,046
297		Washington REIT	8,004
205,082		Welltower, Inc	17,046,416
297,141		Weyerhaeuser Co	7,550,353
		TOTAL REAL ESTATE	186,453,058

RETAILING - 7.2%
42,491	*	1-800-FLOWERS.COM, Inc (Class A)	831,974
2,432		Aaron’s, Inc	153,337
24,346		Advance Auto Parts, Inc	3,667,481
58,009	*	Amazon.com, Inc	108,290,041
56,825		Best Buy Co, Inc	4,348,817
39,658	*	BJ’s Wholesale Club Holdings, Inc	934,342
17,364	*	Booking Holdings, Inc	32,759,096
250	e	Buckle, Inc	5,087
43,488	*	CarMax, Inc	3,816,507
390,531		eBay, Inc	16,085,972
33,692	*	Etsy, Inc	2,258,038
130,943		Expedia, Inc	17,381,374
6,360	*	Five Below, Inc	747,046
81,198		Gap, Inc	1,583,361
14,294	*	Genesco, Inc	562,898
21,058		Genuine Parts Co	2,045,153
408,765	*	Groupon, Inc	1,287,610
18,815		Haverty Furniture Cos, Inc	340,740
29,239	*	Hibbett Sports, Inc	537,998
250,264		Home Depot, Inc	53,478,914
93,965		Kohl’s Corp	5,060,955
17,745	*	Lands’ End, Inc	193,420
77,025	*	LKQ Corp	2,074,283
237,535		Lowe’s Companies, Inc	24,086,049
16,316		Macy’s, Inc	370,863
4,455	*	MarineMax, Inc	68,785
26,766		Nordstrom, Inc	886,222
397		Pool Corp	75,180
123,411	*	Quotient Technology, Inc	1,298,284
137,098		Ross Stores, Inc	14,536,501
5,448	*	Sally Beauty Holdings, Inc	74,855
12,547	e	Shoe Carnival, Inc	318,443
54,349	*	Shutterfly, Inc	2,754,951
125,225		Target Corp	10,819,440
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
14,544		Tiffany & Co	$1,365,972
121,046		TJX Companies, Inc	6,604,270
15,754		Tractor Supply Co	1,714,193
17,401	*	Ulta Beauty, Inc	6,077,299
10,786	*	Wayfair, Inc	1,414,692
33,837		Williams-Sonoma, Inc	2,256,251
860		Winmark Corp	145,349
5,569	*	Zumiez, Inc	137,944
		TOTAL RETAILING	333,449,987

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
349,407		Applied Materials, Inc	17,250,223
8,887		Brooks Automation, Inc	344,816
22,180	*	Cirrus Logic, Inc	1,087,929
40,921	*	Cree, Inc	2,544,468
20,532	*	First Solar, Inc	1,324,109
973,971		Intel Corp	49,234,234
49,979		Lam Research Corp	10,426,119
155,295		NVIDIA Corp	26,201,372
11,811	*	Silicon Laboratories, Inc	1,325,312
323,788		Texas Instruments, Inc	40,476,738
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	150,215,320

SOFTWARE & SERVICES - 10.7%
214,935		Accenture plc	41,392,182
136,249	*	Adobe, Inc	40,719,376
102,486	*	Autodesk, Inc	16,005,239
41,069	*	Avaya Holdings Corp	494,471
33,427	*	Benefitfocus, Inc	835,341
231,978	*	Black Knight, Inc	14,688,847
12,432		Blackbaud, Inc	1,131,312
223,569		Booz Allen Hamilton Holding Co	15,370,369
110,902	*	Cadence Design Systems, Inc	8,196,767
296,557	*	Conduent, Inc	2,698,669
55,469		CSG Systems International, Inc	2,842,231
53,651	*	ExlService Holdings, Inc	3,690,652
2,334	*	Fair Isaac Corp	810,878
288,582		International Business Machines Corp	42,779,396
113,870		Intuit, Inc	31,577,290
216,899	*	Limelight Networks, Inc	587,796
54,815		LogMeIn, Inc	4,164,295
1,291,144	d	Microsoft Corp	175,944,193
61,195	*	New Relic, Inc	5,701,538
54,403	*	Nutanix, Inc	1,234,948
5,290	*	OneSpan, Inc	77,340
8,400	*	Paylocity Holding Corp	857,556
51,178	*	Perficient, Inc	1,748,752
21,141	*	Qualys, Inc	1,829,965
40,387	*	Rapid7, Inc	2,449,471
67,172	*	RingCentral, Inc	9,537,081
239,208	*	salesforce.com, Inc	36,957,636
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
44,694		Science Applications International Corp	$3,815,527
34,140	*	SPS Commerce, Inc	3,817,876
67,259	*	Sykes Enterprises, Inc	1,902,757
139,395	*	Teradata Corp	5,104,645
64,472		TiVo Corp	488,698
15,317		TTEC Holdings, Inc	718,674
38,053	*	Virtusa Corp	1,700,208
27,316		VMware, Inc (Class A)	4,766,369
40,273	*	WEX, Inc	8,782,333
30,134	*	Zendesk, Inc	2,517,997
		TOTAL SOFTWARE & SERVICES	497,938,675

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
2,919	*	Anixter International, Inc	187,867
758,031		Apple, Inc	161,490,924
40,047		AVX Corp	609,916
8,124		Badger Meter, Inc	434,553
1,070		Belden CDT, Inc	48,642
71,768		Benchmark Electronics, Inc	1,942,042
1,027,622		Cisco Systems, Inc	56,930,259
2,689	*	Coherent, Inc	373,368
34,511	*	Cray, Inc	1,195,461
34,326		CTS Corp	1,081,956
22,592		Daktronics, Inc	143,233
99,736		Dolby Laboratories, Inc (Class A)	6,792,022
30,369	*	Fabrinet	1,630,208
18,340	*	FARO Technologies, Inc	979,173
40,091	*	Finisar Corp	943,341
758,600		Hewlett Packard Enterprise Co	10,901,082
722,608		HP, Inc	15,203,672
11,733	*	Insight Enterprises, Inc	645,550
182		InterDigital, Inc	11,726
28,977	*	Itron, Inc	1,796,574
70,176		Kemet Corp	1,411,941
25,860	*	Keysight Technologies, Inc	2,314,987
17,293	*	Kimball Electronics, Inc	274,959
15,821		Littelfuse, Inc	2,673,116
24,692	*	Lumentum Holdings, Inc	1,398,308
6,814		Methode Electronics, Inc	204,079
49,310		Motorola Solutions, Inc	8,183,488
120,617		National Instruments Corp	5,036,966
19,428	*	Novanta, Inc	1,633,701
500	*	OSI Systems, Inc	56,280
23,378	*	Plexus Corp	1,395,900
13,761	*	Ribbon Communications, Inc	67,704
11,038	*	Rogers Corp	1,751,289
13,734		Synnex Corp	1,353,348
42,266	*	Tech Data Corp	4,283,236
81,317	*	TTM Technologies, Inc	850,576
73,134		Vishay Intertechnology, Inc	1,243,278
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	297,474,725
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
TELECOMMUNICATION SERVICES - 1.6%
23,657	*	Boingo Wireless, Inc	$355,328
930,085		CenturyLink, Inc	11,244,728
65,553	*	Cincinnati Bell, Inc	250,413
24,512		Cogent Communications Group, Inc	1,544,501
151,142	*,e	Frontier Communications Corp	199,507
130,742	*	Iridium Communications, Inc	3,326,077
121,741	*	Orbcomm, Inc	713,402
1,040,986		Verizon Communications, Inc	57,535,296
		TOTAL TELECOMMUNICATION SERVICES	75,169,252

TRANSPORTATION - 2.0%
3,997		Amerco, Inc	1,546,839
8,189		Arkansas Best Corp	245,097
2,385	*	Avis Budget Group, Inc	86,790
19,553		CH Robinson Worldwide, Inc	1,637,173
349,653		CSX Corp	24,615,571
197,594		Delta Air Lines, Inc	12,061,138
8		Expeditors International of Washington, Inc	611
29,951	*	Hertz Global Holdings, Inc	464,839
5,175		Kansas City Southern Industries, Inc	640,354
180		Landstar System, Inc	20,029
81,681		Norfolk Southern Corp	15,610,873
9		Ryder System, Inc	479
179,530		Southwest Airlines Co	9,251,181
231,633		United Parcel Service, Inc (Class B)	27,673,194
		TOTAL TRANSPORTATION	93,854,168

UTILITIES - 3.4%
258,499		American Electric Power Co, Inc	22,698,797
22,387		American Water Works Co, Inc	2,569,580
126,378		Centerpoint Energy, Inc	3,666,226
19,183		Clearway Energy, Inc (Class A)	329,372
29,648		Clearway Energy, Inc (Class C)	534,257
180,018		Consolidated Edison, Inc	15,294,329
19,802		DTE Energy Co	2,517,032
134,706		Eversource Energy	10,218,797
74,411		FirstEnergy Corp	3,271,852
42,852		New Jersey Resources Corp	2,137,029
10,059		ONE Gas, Inc	917,180
290		Ormat Technologies, Inc	19,009
16,302		Pattern Energy Group, Inc	373,805
206,735		Public Service Enterprise Group, Inc	11,814,905
183,846		Sempra Energy	24,898,264
73,934		South Jersey Industries, Inc	2,517,453
532,530		Southern Co	29,928,186
57,940		TerraForm Power, Inc	892,855
30,558		UGI Corp	1,561,208
104,830		WEC Energy Group, Inc	8,958,772
180,121		Xcel Energy, Inc	10,737,013
		TOTAL UTILITIES	155,855,921

		TOTAL COMMON STOCKS	4,617,162,349
		(Cost $3,524,667,952)
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE
RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
21,053	†	Media General, Inc			$0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.3%
$13,000,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	13,000,000
		TOTAL GOVERNMENT AGENCY DEBT			13,000,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
19,784,358	c	State Street Navigator Securities Lending Government Money Market Portfolio			19,784,358
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			19,784,358

		TOTAL SHORT-TERM INVESTMENTS			32,784,358
		(Cost $32,784,358)

		TOTAL INVESTMENTS - 100.3%			4,649,946,707
		(Cost $3,557,452,310)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(11,777,119)
		NET ASSETS - 100.0%			$4,638,169,588

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,192,012.
76

TIAA-CREF FUNDS - Social Choice Equity Fund

Futures contracts outstanding as of July 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	91	09/20/19	$13,690,462	$13,569,465	$(120,997)

77

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.3%
1,891		Aptiv plc	$165,746
669	*	Cooper-Standard Holding, Inc	33,102
2,338	*,e	Tesla, Inc	564,884
		TOTAL AUTOMOBILES & COMPONENTS	763,732

BANKS - 4.9%
292		Arrow Financial Corp	9,712
24,372		BB&T Corp	1,255,889
339		Camden National Corp	15,157
30,807		Citigroup, Inc	2,192,226
19,508		Citizens Financial Group, Inc	726,868
3,253		Comerica, Inc	238,120
497	*	Customers Bancorp, Inc	10,248
944	*	Equity Bancshares, Inc	25,007
129		Federal Agricultural Mortgage Corp (Class C)	9,968
17,193		Fifth Third Bancorp	510,460
119		First Commonwealth Financial Corp	1,639
909		First Financial Corp	39,460
997		First of Long Island Corp	22,054
1,760		First Republic Bank	174,874
31		Hanmi Financial Corp	666
414	*	HomeStreet, Inc	12,014
648		HomeTrust Bancshares, Inc	16,932
16,834		Huntington Bancshares, Inc	239,884
14,226		Keycorp	261,332
262		Live Oak Bancshares, Inc	5,101
4,237		M&T Bank Corp	695,927
940	*	MGIC Investment Corp	12,079
2,863		New York Community Bancorp, Inc	33,010
1,534		OFG Bancorp	34,714
791		Old Line Bancshares, Inc	22,338
230		Opus Bank	5,154
10,504		PNC Financial Services Group, Inc	1,501,022
22,455		Regions Financial Corp	357,708
1,072	*	SVB Financial Group	248,672
2,221	*	The Bancorp, Inc	21,499
356	*	Tristate Capital Holdings, Inc	7,476
29,350		US Bancorp	1,677,352
1,616		Zions Bancorporation	72,833
		TOTAL BANKS	10,457,395

CAPITAL GOODS - 7.5%
9,404		3M Co	1,643,067
2,447	*	Aegion Corp	46,126
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
1,659		Air Lease Corp	$69,330
2,577		Aircastle Ltd	53,576
881		Argan, Inc	36,253
1,252	*	Armstrong Flooring, Inc	10,467
1,858	*	Astronics Corp	68,449
3,287	*	Axon Enterprise, Inc	230,813
3,124		Briggs & Stratton Corp	29,772
430		Carlisle Cos, Inc	62,010
11,016		Caterpillar, Inc	1,450,477
552		Comfort Systems USA, Inc	23,184
945		Cummins, Inc	154,980
3,205		Curtiss-Wright Corp	406,747
6,245		Deere & Co	1,034,484
653		Dover Corp	63,243
14,619		Eaton Corp	1,201,536
271		EMCOR Group, Inc	22,870
3,836		Fastenal Co	118,149
9,281		Fortive Corp	705,820
1,313		Granite Construction, Inc	46,611
2,954		HEICO Corp	403,959
5,880		HEICO Corp (Class A)	619,693
1,522	*	Herc Holdings, Inc	68,703
2,528		Hexcel Corp	206,689
8,803		Illinois Tool Works, Inc	1,357,686
2,387		Ingersoll-Rand plc	295,176
15,498		Johnson Controls International plc	657,735
1,091	*	Lydall, Inc	25,748
3,304	*	Mercury Systems, Inc	269,342
385		Moog, Inc (Class A)	31,362
1,007	*	MYR Group, Inc	36,373
2,762		PACCAR, Inc	193,727
2,868		Parker-Hannifin Corp	502,129
3,941	*	Plug Power, Inc	8,710
5,962		Quanta Services, Inc	223,098
1,214		Rockwell Automation, Inc	195,187
1,294		Roper Industries, Inc	470,563
7,724		Spirit Aerosystems Holdings, Inc (Class A)	593,512
1,574		Stanley Black & Decker, Inc	232,307
1,424	*	Teledyne Technologies, Inc	414,783
1,022	*	Titan Machinery, Inc	21,196
2,124	*	TransDigm Group, Inc	1,031,075
1,593	*	United Rentals, Inc	201,594
883		Valmont Industries, Inc	121,501
729	*	Veritiv Corp	12,699
537		W.W. Grainger, Inc	156,283
3,433	*	Wesco Aircraft Holdings, Inc	36,149
21	*	WESCO International, Inc	1,065
777		Woodward Governor Co	87,055
1,778		Xylem, Inc	142,756
		TOTAL CAPITAL GOODS	16,095,819

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
3,382	*	Copart, Inc	262,206
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
260		Heidrick & Struggles International, Inc	$7,722
526	*	Huron Consulting Group, Inc	32,070
278		ICF International, Inc	23,683
12,382	*	IHS Markit Ltd	797,648
162		Insperity, Inc	17,229
7		Kforce, Inc	239
876		Kimball International, Inc (Class B)	15,190
1,129	*	Mistras Group, Inc	17,116
728		Resources Connection, Inc	12,813
1,685		RR Donnelley & Sons Co	3,404
418	*	SP Plus Corp	14,433
1,049	*	Team, Inc	17,371
5,558		TransUnion	460,147
40	*	TrueBlue, Inc	791
486		Viad Corp	33,602
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,715,664

CONSUMER DURABLES & APPAREL - 1.1%
733	*	Century Communities, Inc	20,209
1,554	*	Green Brick Partners, Inc	14,623
408		Hamilton Beach Brands Holding Co	6,695
5		Hasbro, Inc	606
277		Hooker Furniture Corp	5,776
8,500		Lennar Corp (Class A)	404,345
670	*,e	Mattel, Inc	9,782
3,349		Newell Rubbermaid, Inc	47,522
16,630		Nike, Inc (Class B)	1,430,679
370	*	Unifi, Inc	6,923
4,203		VF Corp	367,300
		TOTAL CONSUMER DURABLES & APPAREL	2,314,460

CONSUMER SERVICES - 2.5%
214	*	American Public Education, Inc	7,066
3,007		ARAMARK Holdings Corp	108,823
3,793		BBX Capital Corp	16,348
595	*	Bright Horizons Family Solutions	90,482
1,115		Carriage Services, Inc	21,319
644	*	Chipotle Mexican Grill, Inc (Class A)	512,321
3,080		Darden Restaurants, Inc	374,405
1,397	*	El Pollo Loco Holdings, Inc	13,747
128	*	frontdoor, Inc	5,842
11,967		Hilton Worldwide Holdings, Inc	1,155,414
6,671	*	Houghton Mifflin Harcourt Co	39,025
465		Marriott Vacations Worldwide Corp	47,537
823	*	Red Robin Gourmet Burgers, Inc	27,175
1,841	*	Regis Corp	33,690
5,414		Royal Caribbean Cruises Ltd	629,865
1,399		Service Corp International	64,550
1,636	*	ServiceMaster Global Holdings, Inc	87,084
26		Six Flags Entertainment Corp	1,374
188	*	Sotheby’s (Class A)	11,225
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
19,792		Starbucks Corp	$1,874,105
555		Vail Resorts, Inc	136,819
191	*	Weight Watchers International, Inc	4,135
		TOTAL CONSUMER SERVICES	5,262,351

DIVERSIFIED FINANCIALS - 5.8%
12,607		American Express Co	1,567,933
24,741		Bank of New York Mellon Corp	1,160,848
2,892		BlackRock, Inc	1,352,531
19,645		Charles Schwab Corp	849,057
7,417		CME Group, Inc	1,442,013
10,839		Discover Financial Services	972,692
805	*	Donnelley Financial Solutions, Inc	10,972
1,805		Dynex Capital, Inc	29,421
15,430		IntercontinentalExchange Group, Inc	1,355,680
1,149		Moody’s Corp	246,277
30,392		Morgan Stanley	1,354,267
544	*	NewStar Financial, Inc	141
1,455		Northern Trust Corp	142,590
1,767	*	On Deck Capital, Inc	6,326
5,952		S&P Global, Inc	1,457,942
6,001		State Street Corp	348,598
1,591		T Rowe Price Group, Inc	180,403
		TOTAL DIVERSIFIED FINANCIALS	12,477,691

ENERGY - 4.0%
17,378	e	Antero Midstream Corp	158,487
5,658	*	Apergy Corp	184,055
9,217		Archrock, Inc	101,203
39,783		Baker Hughes a GE Co	1,010,090
4,093	*	C&J Energy Services, Inc	44,777
3,549	*	Cactus, Inc	104,234
16,119	*	Cheniere Energy, Inc	1,050,153
7,929	*	Clean Energy Fuels Corp	21,170
1,969	*,e	Covia Holdings Corp	3,426
6,217		Delek US Holdings, Inc	267,828
2,511	*	Dril-Quip, Inc	132,129
15,457		Equitrans Midstream Corp	256,432
2,053	*	Exterran Corp	28,024
5,134	*	Forum Energy Technologies, Inc	13,451
8,171	*	Frank’s International NV	46,575
2,061	*	FTS International, Inc	8,182
2,431		Green Plains Renewable Energy, Inc	24,529
10,198	*	Helix Energy Solutions Group, Inc	89,335
3,241	*	Keane Group, Inc	20,386
1,258	*	KLX Energy Services Holdings, Inc	19,776
1,677	*	Matrix Service Co	30,807
12,789	*,e	McDermott International, Inc	82,105
29,305		National Oilwell Varco, Inc	698,045
6,800	*	Newpark Resources, Inc	51,884
7,543	*	Oceaneering International, Inc	116,539
4,548	*	Oil States International, Inc	67,856
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
17,920		ONEOK, Inc	$1,255,834
9,139		PBF Energy, Inc	255,252
2,174	*	Renewable Energy Group, Inc	29,545
3,532		RPC, Inc	21,828
2,832	*	Select Energy Services, Inc	28,801
17,341		Targa Resources Investments, Inc	674,738
7,714	*	Tetra Technologies, Inc	12,034
2,274	*	Tidewater, Inc	52,279
5,974		US Silica Holdings, Inc	82,800
15,284		Valero Energy Corp	1,302,961
5,111		World Fuel Services Corp	199,533
		TOTAL ENERGY	8,547,083

FOOD & STAPLES RETAILING - 0.7%
2,819		Casey’s General Stores, Inc	456,424
1,658	*	Chefs’ Warehouse Holdings, Inc	60,467
1,603		Pricesmart, Inc	97,783
2,228		Spartan Stores, Inc	26,335
9,127	*	Sprouts Farmers Market, Inc	154,520
3,022	*	United Natural Foods, Inc	29,797
16,532	*	US Foods Holding Corp	584,737
589		Weis Markets, Inc	21,469
		TOTAL FOOD & STAPLES RETAILING	1,431,532

FOOD, BEVERAGE & TOBACCO - 3.5%
3,229		Bunge Ltd	188,671
46,449		Coca-Cola Co	2,444,611
647	*	Farmer Bros Co	10,507
1,236		Fresh Del Monte Produce, Inc	37,488
309	*	Freshpet, Inc	13,951
16,749		General Mills, Inc	889,539
87	*	Hain Celestial Group, Inc	1,894
14,398		Hormel Foods Corp	590,174
5,174		Kellogg Co	301,230
4,436		McCormick & Co, Inc	703,284
17,912		PepsiCo, Inc	2,289,333
		TOTAL FOOD, BEVERAGE & TOBACCO	7,470,682

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
1,099	*	Abiomed, Inc	306,137
126	*	Acadia Healthcare Co, Inc	4,024
5,053	*	Accuray, Inc	20,919
3,289	*	Align Technology, Inc	687,664
2,208	*	Allscripts Healthcare Solutions, Inc	22,742
43	*	AMN Healthcare Services, Inc	2,295
2,779	*	Angiodynamics, Inc	56,636
9,859	*	Antares Pharma, Inc	31,450
731	*	BioTelemetry, Inc	34,321
2,394	*	Brookdale Senior Living, Inc	18,649
3,486		Cardinal Health, Inc	159,415
12,724		Cerner Corp	911,675
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
10,266	*	Cerus Corp	$60,056
2,920		Cigna Corp	496,166
711		Computer Programs & Systems, Inc	18,351
1,811		Cooper Cos, Inc	611,031
2,248	*	Cross Country Healthcare, Inc	21,334
23,548		CVS Health Corp	1,315,627
5,514		Dentsply Sirona, Inc	300,237
3,935	*	Diplomat Pharmacy, Inc	20,737
5,988	*	Edwards Lifesciences Corp	1,274,546
295		Encompass Health Corp	18,833
3,285	*	GenMark Diagnostics, Inc	20,564
4,734		HCA Healthcare, Inc	632,036
737	*	Henry Schein, Inc	49,040
523	*	Heska Corp	41,913
3,700	*	Hologic, Inc	189,625
2,218		Humana, Inc	658,192
1,893	*	IDEXX Laboratories, Inc	533,921
90	*	Integer Holding Corp	7,878
900	*	Laboratory Corp of America Holdings	150,768
1,072		LeMaitre Vascular, Inc	35,473
62	*	LivaNova plc	4,777
3,174		Meridian Bioscience, Inc	37,929
20	*	Merit Medical Systems, Inc	789
118	*	NextGen Healthcare, Inc	1,931
479	*	Omnicell, Inc	36,026
3,620	*	OraSure Technologies, Inc	30,227
1,385	*	Orthofix International NV	74,028
69	*,e	Penumbra, Inc	11,564
638		Quest Diagnostics, Inc	65,127
30	*	Quidel Corp	1,771
586	*	RadNet, Inc	8,632
4,766		Resmed, Inc	613,384
5,017	*	Senseonics Holdings, Inc	5,569
2,949	*	Staar Surgical Co	86,435
315	*	Surgery Partners, Inc	2,403
371	*	Tandem Diabetes Care, Inc	23,533
2,992	*	Teladoc, Inc	204,174
272	*	Tivity Health, Inc	4,746
9,550	*	TransEnterix, Inc	13,084
577	*	Triple-S Management Corp (Class B)	13,838
10,841		UnitedHealth Group, Inc	2,699,518
829	*	Varian Medical Systems, Inc	97,300
1,334	*	Vocera Communications, Inc	34,244
554		West Pharmaceutical Services, Inc	76,048
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	12,859,332

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
11,516		Colgate-Palmolive Co	826,158
3,434		Estee Lauder Cos (Class A)	632,508
1,875		Kimberly-Clark Corp	254,344
26,656		Procter & Gamble Co	3,146,474
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,859,484
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
INSURANCE - 4.0%
5,460		Allstate Corp	$586,404
24,257		American International Group, Inc	1,358,149
1,963		Aon plc	371,498
9,705		Chubb Ltd	1,483,312
20,443		Loews Corp	1,094,518
13,048		Marsh & McLennan Cos, Inc	1,289,142
737		Principal Financial Group	42,776
7,474		Progressive Corp	605,245
12,172		Prudential Financial, Inc	1,233,145
3,824		Travelers Cos, Inc	560,675
300		Willis Towers Watson plc	58,566
		TOTAL INSURANCE	8,683,430

MATERIALS - 3.4%
13,913		Ball Corp	994,501
3,810	*	Century Aluminum Co	27,394
1,024	*	Clearwater Paper Corp	20,101
4,534		Commercial Metals Co	79,390
81		Compass Minerals International, Inc	4,524
41,819		Corteva, Inc	1,233,661
6,646		Ecolab, Inc	1,340,698
3,863		H.B. Fuller Co	184,690
984		Innospec, Inc	91,886
3,155	e	International Flavors & Fragrances, Inc	454,289
1,964	*	Kraton Polymers LLC	60,236
562		Minerals Technologies, Inc	29,927
24,847		Mosaic Co	625,896
898		Myers Industries, Inc	14,521
12,454		Newmont Mining Corp	454,820
1,969		PH Glatfelter Co	32,134
2,796		Reliance Steel & Aluminum Co	279,460
5,282		RPM International, Inc	358,278
644	*	Ryerson Holding Corp	5,255
1,689		Schnitzer Steel Industries, Inc (Class A)	44,978
3,085		Scotts Miracle-Gro Co (Class A)	346,075
309		Stepan Co	30,637
3,268		Trinseo S.A.	126,831
1,227	*	US Concrete, Inc	57,779
14,443		Valvoline, Inc	291,604
		TOTAL MATERIALS	7,189,565

MEDIA & ENTERTAINMENT - 7.6%
2,590	*	Alphabet, Inc (Class A)	3,155,138
2,624	*	Alphabet, Inc (Class C)	3,192,568
336		Cable One, Inc	408,845
8,099		Cinemark Holdings, Inc	323,312
506	*	Clear Channel	1,533
11,781	*,e	Discovery, Inc (Class A)	357,082
17,717	*	Discovery, Inc (Class C)	500,328
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
2,112	*	Electronic Arts, Inc	$195,360
2,764		Entravision Communications Corp (Class A)	9,011
22,077	*	Facebook, Inc	4,288,016
8,642		Gannett Co, Inc	88,580
5,052	*	GCI Liberty, Inc	301,756
3,245	*	Gray Television, Inc	57,599
768	*	Hemisphere Media Group, Inc	9,454
3,943	*	Imax Corp	86,549
3,400		John Wiley & Sons, Inc (Class A)	154,734
8,215	*	Liberty Broadband Corp (Class C)	817,475
980	*	Loral Space & Communications, Inc	36,054
1,686		Marcus Corp	58,993
5,885		National CineMedia, Inc	41,901
6,405		New York Times Co (Class A)	228,530
14,169		Omnicom Group, Inc	1,136,637
2,171		Scholastic Corp	74,183
2,746		Sinclair Broadcast Group, Inc (Class A)	137,987
8,807		TEGNA, Inc	133,778
3,578		Tribune Co	166,270
4,484	*	TripAdvisor, Inc	197,969
1,748		World Wrestling Entertainment, Inc (Class A)	127,219
		TOTAL MEDIA & ENTERTAINMENT	16,286,861

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
18,828		AbbVie, Inc	1,254,321
7,858	*	Achillion Pharmaceuticals, Inc	34,654
1,340		Agilent Technologies, Inc	93,009
4,711	*	Akorn, Inc	17,525
10,235		Amgen, Inc	1,909,646
1,705	*	Assembly Biosciences, Inc	21,313
1,627	*	Atara Biotherapeutics, Inc	23,217
2,351	*	Biogen Idec, Inc	559,115
1,272	*	BioMarin Pharmaceutical, Inc	100,895
224	*	Bluebird Bio, Inc	29,396
32,520		Bristol-Myers Squibb Co	1,444,213
7,456	*	Celgene Corp	684,908
1,765	*	Collegium Pharmaceutical, Inc	19,362
4,650	*	Cymabay Therapeutics, Inc	28,737
15,644		Eli Lilly & Co	1,704,414
2,615	*	Flexion Therapeutics, Inc	26,255
19,913		Gilead Sciences, Inc	1,304,700
1,337	*	Illumina, Inc	400,271
7,033	*,e	Inovio Pharmaceuticals, Inc	19,411
1,134	*	Intersect ENT, Inc	22,419
2,588	*	Intra-Cellular Therapies, Inc	21,610
3,162	*	Iovance Biotherapeutics, Inc	77,754
1,077	*	IQVIA Holdings, Inc	171,426
746	*	Jazz Pharmaceuticals plc	103,978
2,839	*,e	Karyopharm Therapeutics, Inc	25,012
30,856		Merck & Co, Inc	2,560,740
1,644	*	Nektar Therapeutics	46,788
22,300	*,e	Opko Health, Inc	47,053
1,130	*,e	Optinose, Inc	6,068
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
752		Perrigo Co plc	$40,616
5,559	*	Progenics Pharmaceuticals, Inc	29,907
2,785	*	Prothena Corp plc	26,068
2,338	*	Radius Health, Inc	50,173
417	*	Reata Pharmaceuticals, Inc	37,801
2,210	*	Revance Therapeutics, Inc	27,802
27	*,e	Sage Therapeutics, Inc	4,329
567	*	Sarepta Therapeutics, Inc	84,398
15,249	*,e	TherapeuticsMD, Inc	32,785
3,815	*	Vertex Pharmaceuticals, Inc	635,655
183	*	Waters Corp	38,532
11,842		Zoetis, Inc	1,360,527
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,126,803

REAL ESTATE - 3.9%
2,875		Alexandria Real Estate Equities, Inc	420,785
164	*	Altisource Portfolio Solutions S.A.	3,444
349		American Campus Communities, Inc	16,316
8,124		American Tower Corp	1,719,201
3,087		Boston Properties, Inc	410,417
2,532		Brixmor Property Group, Inc	48,057
2,839		CatchMark Timber Trust, Inc	28,844
1,428	*	CBRE Group, Inc	75,698
3,517		Chatham Lodging Trust	62,814
2,328		CorePoint Lodging, Inc	27,307
37		CyrusOne, Inc	2,124
3,441		Digital Realty Trust, Inc	393,513
1,520		Duke Realty Corp	50,662
2,453		Equinix, Inc	1,231,651
514		Federal Realty Investment Trust	67,853
3,115		Franklin Street Properties Corp	25,107
4,263		HCP, Inc	136,118
7,710		Host Marriott Corp	134,077
80	*	Howard Hughes Corp	10,800
973		Hudson Pacific Properties	34,347
6,811		Iron Mountain, Inc	200,311
4,196	e	iStar Financial, Inc	55,387
2,460		Kimco Realty Corp	47,257
1,859		Office Properties Income Trust	52,368
16,908		Prologis, Inc	1,362,954
6,773		Realogy Holdings Corp	35,287
1,297		Regency Centers Corp	86,510
2,038	*	SBA Communications Corp	500,145
5,458		Senior Housing Properties Trust	44,756
1,117		UDR, Inc	51,449
1,521		VICI Properties, Inc	32,458
7,646		Washington Prime Group, Inc	27,755
12,906		Welltower, Inc	1,072,747
		TOTAL REAL ESTATE	8,468,519
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
RETAILING - 6.9%
2,380	*	Amazon.com, Inc	$4,442,936
712		Best Buy Co, Inc	54,489
10,059	*	BJ’s Wholesale Club Holdings, Inc	236,990
821	*	Booking Holdings, Inc	1,548,907
523	*	CarMax, Inc	45,899
1,011	*	Container Store Group, Inc	6,177
22,231		eBay, Inc	915,695
2,447	*	Etsy, Inc	163,998
4,270		Expedia, Inc	566,800
850		Genuine Parts Co	82,552
703	*	Hibbett Sports, Inc	12,935
12,591		Home Depot, Inc	2,690,571
1,910		Kohl’s Corp	102,873
519	*	Lands’ End, Inc	5,657
11	*	LKQ Corp	296
9,162		Lowe’s Companies, Inc	929,027
1,466		Macy’s, Inc	33,322
307	*	MarineMax, Inc	4,740
5,684	*	Quotient Technology, Inc	59,796
2,578		Ross Stores, Inc	273,345
2,158	*	Shutterfly, Inc	109,389
14,084		Target Corp	1,216,858
420		Tiffany & Co	39,446
13,758		TJX Companies, Inc	750,636
161		Tractor Supply Co	17,518
518	*	Ulta Beauty, Inc	180,912
1,212	*	Wayfair, Inc	158,966
104		Winmark Corp	17,577
309	*	Zumiez, Inc	7,654
		TOTAL RETAILING	14,675,961

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
14,129		Applied Materials, Inc	697,549
67		Brooks Automation, Inc	2,600
3,083	*	Cree, Inc	191,701
472	*	First Solar, Inc	30,439
51,506		Intel Corp	2,603,628
1,158		Lam Research Corp	241,570
360		NVE Corp	24,199
9,931		NVIDIA Corp	1,675,559
14,995		Texas Instruments, Inc	1,874,525
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,341,770

SOFTWARE & SERVICES - 10.3%
9,798		Accenture plc	1,886,899
6,751	*	Adobe, Inc	2,017,604
4,391	*	Autodesk, Inc	685,742
845	*	Benefitfocus, Inc	21,117
9,758	*	Black Knight, Inc	617,877
9,978		Booz Allen Hamilton Holding Co	685,988
1,156	*	ChannelAdvisor Corp	10,554
13,287	*	Conduent, Inc	120,912
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
2,302		CSG Systems International, Inc	$117,954
2,280	*	ExlService Holdings, Inc	156,841
13,288		International Business Machines Corp	1,969,813
3,589		Intuit, Inc	995,266
7,021	*	Limelight Networks, Inc	19,027
2,190		LogMeIn, Inc	166,374
60,985	d	Microsoft Corp	8,310,426
3,081	*	New Relic, Inc	287,057
3,929	*	Nutanix, Inc	89,188
1,335	*	OneSpan, Inc	19,518
2,084	*	Perficient, Inc	71,210
1,566	*	RingCentral, Inc	222,341
11,678	*	salesforce.com, Inc	1,804,251
3,393		Science Applications International Corp	289,660
717	*	SPS Commerce, Inc	80,182
2,506	*	Sykes Enterprises, Inc	70,895
5,149	*	Teradata Corp	188,556
2,879		TiVo Corp	21,823
873		TTEC Holdings, Inc	40,961
1,971	*	Virtusa Corp	88,064
1,380		VMware, Inc (Class A)	240,796
3,007	*	WEX, Inc	655,737
		TOTAL SOFTWARE & SERVICES	21,952,633

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
512	*	Anixter International, Inc	32,952
37,030		Apple, Inc	7,888,871
4,261	*	Arlo Technologies, Inc	18,322
1,244		AVX Corp	18,946
246		Badger Meter, Inc	13,159
2,113		Benchmark Electronics, Inc	57,178
49,421		Cisco Systems, Inc	2,737,923
1,372	*	Cray, Inc	47,526
1,242		CTS Corp	39,148
1,259		Daktronics, Inc	7,982
2,290		Dolby Laboratories, Inc (Class A)	155,949
214	*	Fabrinet	11,488
594	*	FARO Technologies, Inc	31,714
44,195		Hewlett Packard Enterprise Co	635,082
25,414		HP, Inc	534,711
565	*	Insight Enterprises, Inc	31,086
681	*	Keysight Technologies, Inc	60,963
934	*	Kimball Electronics, Inc	14,851
172	*	Lumentum Holdings, Inc	9,740
600		Methode Electronics, Inc	17,970
737		Motorola Solutions, Inc	122,313
720		National Instruments Corp	30,067
461	*	Novanta, Inc	38,766
147	*	OSI Systems, Inc	16,546
644	*	Ribbon Communications, Inc	3,168
393		Synnex Corp	38,726
1,602	*	TTM Technologies, Inc	16,757
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
48		Vishay Intertechnology, Inc	$816
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	12,632,720

TELECOMMUNICATION SERVICES - 1.6%
54,669		CenturyLink, Inc	660,948
1,924	*	Cincinnati Bell, Inc	7,350
1,009		Cogent Communications Group, Inc	63,577
2,574	*,e	Gogo, Inc	10,785
4,299	*	Iridium Communications, Inc	109,367
3,098	*	Orbcomm, Inc	18,154
47,611		Verizon Communications, Inc	2,631,460
		TOTAL TELECOMMUNICATION SERVICES	3,501,641

TRANSPORTATION - 1.9%
286		Amerco, Inc	110,682
1,958		Arkansas Best Corp	58,603
20,275		CSX Corp	1,427,360
798	*	Genesee & Wyoming, Inc (Class A)	87,628
4,483		Kansas City Southern Industries, Inc	554,726
1,788		Ryder System, Inc	95,229
14,093		United Parcel Service, Inc (Class B)	1,683,691
		TOTAL TRANSPORTATION	4,017,919

UTILITIES - 3.2%
9,528		American Water Works Co, Inc	1,093,624
6,207		Aqua America, Inc	260,384
2,207		Clearway Energy, Inc (Class A)	37,894
5,559		Clearway Energy, Inc (Class C)	100,173
14,275		Consolidated Edison, Inc	1,212,804
15,756		Eversource Energy	1,195,250
4,155		New Jersey Resources Corp	207,210
1,237		ONE Gas, Inc	112,790
1,189		Ormat Technologies, Inc	77,939
6,169		Pattern Energy Group, Inc	141,455
9,240		Sempra Energy	1,251,373
4,037		Southwest Gas Corp	358,930
5,213		TerraForm Power, Inc	80,332
12,596		UGI Corp	643,529
		TOTAL UTILITIES	6,773,687

		TOTAL COMMON STOCKS	210,906,734
		(Cost $185,032,670)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,550	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 1.2%
$2,480,000	Federal Home Loan Bank (FHLB)	2.150%	08/01/19	$2,480,000
	TOTAL GOVERNMENT AGENCY DEBT			2,480,000

	TOTAL SHORT-TERM INVESTMENTS			2,480,000
	(Cost $2,480,000)

	TOTAL INVESTMENTS - 99.8%			213,386,734
	(Cost $187,512,670)
	OTHER ASSETS & LIABILITIES, NET - 0.2%			501,988
	NET ASSETS - 100.0%			$213,888,722

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,480,637.

Futures contracts outstanding as of July 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	16	09/20/19	$2,411,936	$2,385,840	$(26,096)
90

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 93.4%

BRAZIL - 9.8%
6,196,900	*	B2W Companhia Global Do Varejo	$61,606,086
1,216,900		Banco Itau Holding Financeira S.A.	11,102,875
1,644,200		Cia Brasileira de Distribuicao Grupo Pao de Acucar	40,304,194
8,709,500		Lojas Americanas S.A.(Preference)	41,421,103
		TOTAL BRAZIL	154,434,258

CHINA - 23.0%
607,054	*	Alibaba Group Holding Ltd (ADR)	105,087,118
97,500	*	Baidu, Inc (ADR)	10,890,750
8,978,000	*,†	China Animal Healthcare Ltd	11,469
5,050,000		China Life Insurance Co Ltd	12,863,198
27,330,500	e	China Molybdenum Co Ltd	7,773,029
338,000	*	Ctrip.com International Ltd (ADR)	13,175,240
8,307,762		Foxconn Industrial Internet Co Ltd	16,400,109
1,104,000		Geely Automobile Holdings Ltd	1,683,742
22,713,900		Industrial & Commercial Bank of China	15,253,432
323,600	*	JD.com, Inc (ADR)	9,678,876
44,700		Netease.com (ADR)	10,317,654
3,503,200		Ping An Insurance Group Co of China Ltd	41,288,046
2,473,276		Tencent Holdings Ltd	115,237,259
82,800	*,e	Weibo Corp (ADR)	3,243,276
		TOTAL CHINA	362,903,198

HONG KONG - 2.8%
621,536	*,†,e	China Metal Recycling Holdings Ltd	794
1,342,024		Melco Crown Entertainment Ltd (ADR)	30,155,279
22,290	*,†	Mongolian Metals Corporation	0
1,953,500		Techtronic Industries Co	14,527,489
		TOTAL HONG KONG	44,683,562

INDIA - 8.7%
11,373,100		Bharat Electronics Ltd	16,889,207
2,060,751		DLF Ltd	5,302,361
4,958,000		Edelweiss Capital Ltd	10,478,980
893,200		HCL Technologies Ltd	13,394,511
270,020		Housing Development Finance Corp	8,301,544
1,710,200		Mahindra & Mahindra Ltd	13,603,872
986,952		Multi Commodity Exchange of India Ltd	11,621,455
1,725,200	*	Reliance Industries Ltd	29,082,875
1,177,800		Shriram Transport Finance Co Ltd	16,528,311
6,562,700	*	Tata Motors Ltd	12,838,111
		TOTAL INDIA	138,041,227
91

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE
INDONESIA - 2.0%
33,643,900		PT Bank Mandiri Persero Tbk	$18,927,855
7,131,100		PT United Tractors Tbk	12,631,040
		TOTAL INDONESIA	31,558,895

ITALY - 2.0%
10,595,871		Prada S.p.A	32,526,710
		TOTAL ITALY	32,526,710

JAPAN - 2.0%
84,801		Nintendo Co Ltd	31,197,670
		TOTAL JAPAN	31,197,670

KENYA - 0.5%
30,861,156		Safaricom plc	8,126,820
		TOTAL KENYA	8,126,820

KOREA, REPUBLIC OF - 8.1%
330,900		Hynix Semiconductor, Inc	21,182,276
109,900		Hyundai Motor Co	11,690,888
1,380,000		Samsung Electronics Co Ltd	52,267,093
95,500		Samsung SDI Co Ltd	19,888,092
48,200		Shinsegae Co Ltd	10,252,100
58,300		SK Telecom Co Ltd	12,204,013
		TOTAL KOREA, REPUBLIC OF	127,484,462

MACAU - 2.5%
3,106,579		Galaxy Entertainment Group Ltd	21,147,409
3,837,900		Sands China Ltd	18,421,404
		TOTAL MACAU	39,568,813

MEXICO - 1.5%
1,076,400		Fresnillo plc	7,769,013
1,711,200		Grupo Televisa SAB (ADR)	16,273,512
		TOTAL MEXICO	24,042,525

PHILIPPINES - 0.7%
36,649,500		Alliance Global Group, Inc	11,187,163
		TOTAL PHILIPPINES	11,187,163

RUSSIA - 4.7%
142,300		LUKOIL PJSC (ADR)	11,590,335
2,598,218	*	Sberbank of Russia (ADR)	38,765,412
626,400	*	Yandex NV	24,567,408
		TOTAL RUSSIA	74,923,155

SAUDI ARABIA - 0.7%
619,400		Al Rajhi Bank	11,329,695
		TOTAL SAUDI ARABIA	11,329,695

SOUTH AFRICA - 4.1%
1,330,400		Absa Group Ltd	14,741,628
92

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE
129,517		Naspers Ltd (N Shares)	$31,571,079
3,465,600		Sanlam Ltd	17,937,111
		TOTAL SOUTH AFRICA	64,249,818

TAIWAN - 10.6%
2,310,000		Catcher Technology Co Ltd	16,928,010
799,000		Globalwafers Co Ltd	8,477,680
6,115,000		Hon Hai Precision Industry Co, Ltd	15,328,899
166,000		Largan Precision Co Ltd	22,439,621
1,985,300		MediaTek, Inc	19,857,415
2,944,900		Rexon Industrial Corp Ltd	8,344,370
9,193,600		Taiwan Semiconductor Manufacturing Co Ltd	75,599,442
		TOTAL TAIWAN	166,975,437

THAILAND - 2.3%
2,605,600		Kasikornbank PCL - NVDR	14,544,416
13,849,300		PTT PCL (ADR)	21,160,934
		TOTAL THAILAND	35,705,350

TURKEY - 1.0%
618,600		Tupras Turkiye Petrol Rafine	15,512,016
		TOTAL TURKEY	15,512,016

UNITED ARAB EMIRATES - 0.9%
9,136,200		Emaar Properties PJSC	13,689,312
		TOTAL UNITED ARAB EMIRATES	13,689,312

UNITED STATES - 0.9%
375,000		Newmont Mining Corp	13,695,000
		TOTAL UNITED STATES	13,695,000

URUGUAY - 4.6%
9,242,187	a	Arcos Dorados Holdings, Inc	73,475,387
		TOTAL URUGUAY	73,475,387

		TOTAL COMMON STOCKS	1,475,310,473
		(Cost $1,371,478,871)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc	3,383
		TOTAL PHILIPPINES	3,383

		TOTAL PREFERRED STOCKS	3,383
		(Cost $4,057)
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 4.8%

GOVERNMENT AGENCY DEBT - 2.6%
$41,740,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	$41,740,000
		TOTAL GOVERNMENT AGENCY DEBT			41,740,000

TREASURY DEBT - 1.6%
2,200,000		United States Treasury Bill	2.053	08/13/19	2,198,491
5,760,000		United States Treasury Bill	2.080	08/20/19	5,753,844
17,680,000		United States Treasury Bill	2.081	09/10/19	17,639,876
		TOTAL TREASURY DEBT			25,592,211

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
9,116,610	c	State Street Navigator Securities Lending Government Money Market Portfolio			9,116,610
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			9,116,610

		TOTAL SHORT-TERM INVESTMENTS			76,448,821
		(Cost $76,448,006)

		TOTAL INVESTMENTS - 98.2%			1,551,762,677
		(Cost $1,447,930,934)
		OTHER ASSETS & LIABILITIES, NET - 1.8%			28,200,292
		NET ASSETS - 100.0%			$1,579,962,969

Abbreviation(s):
ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,883,129.
94

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$488,334,403	30.9%
INFORMATION TECHNOLOGY	281,763,148	17.8
FINANCIALS	243,683,958	15.4
COMMUNICATION SERVICES	232,058,362	14.7
ENERGY	89,977,201	5.7
INDUSTRIALS	50,948,229	3.2
CONSUMER STAPLES	40,304,194	2.6
MATERIALS	29,237,836	1.9
REAL ESTATE	18,995,056	1.2
HEALTH CARE	11,469	0.0
SHORT-TERM INVESTMENTS	76,448,821	4.8
OTHER ASSETS & LIABILITIES, NET	28,200,292	1.8

NET ASSETS	$1,579,962,969	100.0%
95

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.6%

AUSTRIA - 0.9%
1,886,045		Wienerberger AG.	$43,111,454
		TOTAL AUSTRIA	43,111,454

CHINA - 0.2%
225,940		Tencent Holdings Ltd	10,527,214
		TOTAL CHINA	10,527,214

DENMARK - 3.9%
719,273		DSV AS	68,650,150
1,775,567		Novo Nordisk AS	85,261,518
118,356		Rockwool International AS (B Shares)	28,887,308
		TOTAL DENMARK	182,798,976

FRANCE - 19.9%
3,315,704		Accor S.A.	147,920,578
186,050		Airbus SE	26,300,189
1,703,516	e,g	ALD S.A.	25,432,187
8,223,724		Credit Agricole S.A.	97,894,918
1,646,675		Danone	142,913,005
792,261		Essilor International S.A.	107,245,428
394,309		Legrand S.A.	27,775,698
514,100		Nexity	24,683,710
257,339		Sanofi-Aventis	21,444,535
1,907,067		Schneider Electric S.A.	164,534,253
1,445,319		Vinci S.A.	148,670,890
		TOTAL FRANCE	934,815,391

GERMANY - 12.1%
1,310,773		BASF SE	87,014,675
391,919		Continental AG.	53,733,842
1,355,455	g	Covestro AG.	61,132,477
1,671,775		Daimler AG. (Registered)	86,786,498
978,458		HeidelbergCement AG.	70,661,726
1,070,315		Lanxess AG.	63,707,849
1,474,024		Porsche AG.	96,616,544
203,087		Rheinmetall AG.	23,044,877
245,235		Siemens AG.	26,689,737
		TOTAL GERMANY	569,388,225

HONG KONG - 2.3%
2,357,156		Hong Kong Exchanges and Clearing Ltd	79,215,386
1,358,435		Melco Crown Entertainment Ltd (ADR)	30,524,035
		TOTAL HONG KONG	109,739,421
96

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
INDIA - 1.9%
1,281,682		HDFC Bank Ltd	$41,807,884
1,439,222		Housing Development Finance Corp	44,247,705
1,717,918		Motherson Sumi Systems Ltd	2,650,819
		TOTAL INDIA	88,706,408

IRELAND - 1.5%
2,136,017		CRH plc	71,087,469
		TOTAL IRELAND	71,087,469

ITALY - 4.5%
3,697,627		Mediobanca S.p.A.	37,035,565
14,623,840		UniCredit S.p.A.	172,188,625
		TOTAL ITALY	209,224,190

JAPAN - 18.6%
368,527		Central Japan Railway Co	74,078,565
439,416		Daikin Industries Ltd	54,538,886
532,300		Hitachi High-Technologies Corp	26,821,055
2,928,279		Hitachi Ltd	103,821,546
666,161		Konami Corp	28,265,129
2,331,224		Murata Manufacturing Co Ltd	106,749,470
391,782		Nintendo Co Ltd	144,133,742
1,341,766		Rohm Co Ltd	93,510,574
2,538,059		Sony Corp	144,349,347
1,536,789		Toyota Motor Corp	99,296,827
		TOTAL JAPAN	875,565,141

KOREA, REPUBLIC OF - 0.4%
98,720		Samsung SDI Co Ltd	20,558,664
		TOTAL KOREA, REPUBLIC OF	20,558,664

NETHERLANDS - 2.4%
71,164	*,g	Adyen NV	53,770,506
1,920,010		Royal Dutch Shell plc (A Shares)	60,471,614
		TOTAL NETHERLANDS	114,242,120

SPAIN - 0.7%
2,404,230		Siemens Gamesa Renewable Energy	33,641,401
		TOTAL SPAIN	33,641,401

SWEDEN - 2.6%
2,240,749		Electrolux AB (Series B)	51,777,285
4,142,731	e	Hennes & Mauritz AB (B Shares)	72,228,899
		TOTAL SWEDEN	124,006,184

SWITZERLAND - 7.1%
17,689		Burckhardt Compression Holding AG.	4,286,410
12,357,018		Credit Suisse Group	149,409,139
13,828		Geberit AG.	6,383,584
231,943		Lonza Group AG.	79,452,910
97

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
330,988	Roche Holding AG.	$88,593,926
23,615	Sika AG.	3,409,395
	TOTAL SWITZERLAND	331,535,364

UNITED KINGDOM - 18.6%
3,826,007	BAE Systems plc	25,418,954
10,347,489	CNH Industrial NV	104,773,495
1,072,012	Linde plc (Xetra)	204,993,616
172,640,443	Lloyds TSB Group plc	111,678,265
1,975,612	Reckitt Benckiser Group plc	152,721,282
1,167,014	Schroders plc	42,098,547
48,062,434	Tesco plc	130,187,024
5,575,775	Travis Perkins plc	92,307,748
503,681	Weir Group plc	9,105,964
	TOTAL UNITED KINGDOM	873,284,895

	TOTAL COMMON STOCKS	4,592,232,517
	(Cost $4,511,247,431)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 0.4%
$19,880,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	19,880,000
		TOTAL GOVERNMENT AGENCY DEBT			19,880,000

TREASURY DEBT - 0.4%
1,100,000		United States Treasury Bill	2.164	08/06/19	1,099,694
20,820,000		United States Treasury Bill	2.124	09/17/19	20,765,292
		TOTAL TREASURY DEBT			21,864,986

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
72,972,945	c	State Street Navigator Securities Lending Government Money Market Portfolio			72,972,945
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			72,972,945

		TOTAL SHORT-TERM INVESTMENTS			114,717,931
		(Cost $114,715,031)

		TOTAL INVESTMENTS - 100.0%			4,706,950,448
		(Cost $4,625,962,462)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(1,166,833)
		NET ASSETS - 100.0%			$4,705,783,615

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,916,384.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $140,335,170 or 3.0% of net assets.
98

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

		% OF
SECTOR	VALUE	NET ASSETS
INDUSTRIALS	$944,520,297	20.1%
CONSUMER DISCRETIONARY	893,130,101	19.0
FINANCIALS	775,576,035	16.5
MATERIALS	605,118,661	12.9
CONSUMER STAPLES	425,821,311	9.0
INFORMATION TECHNOLOGY	405,231,815	8.6
HEALTH CARE	274,752,888	5.8
COMMUNICATION SERVICES	182,926,085	3.9
ENERGY	60,471,614	1.3
REAL ESTATE	24,683,710	0.5
SHORT-TERM INVESTMENTS	114,717,931	2.4
OTHER ASSETS & LIABILITIES, NET	(1,166,833)	(0.0)

NET ASSETS	$4,705,783,615	100.0%
99

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 94.7%

AUSTRALIA - 4.1%
932,496	*,e	Afterpay Touch Group Ltd	$16,744,198
785,401		Australia & New Zealand Banking Group Ltd	14,926,293
934,508		BHP Billiton Ltd	25,727,617
1,049,900		IDP Education Ltd	13,722,406
		TOTAL AUSTRALIA	71,120,514

BRAZIL - 6.3%
195,300	*	Arco Platform Ltd	8,620,542
2,916,600	g	Banco Inter S.A.	12,571,716
969,600		Linx S.A.	8,231,698
2,266,400		Localiza Rent A Car	26,130,098
352,300		Magazine Luiza S.A.	24,344,873
508,757	*	Pagseguro Digital Ltd	22,120,755
239,600	*	StoneCo Ltd	8,388,396
		TOTAL BRAZIL	110,408,078

CANADA - 9.3%
484,466		Alimentation Couche Tard, Inc	29,696,393
230,600		Bank of Montreal	17,262,676
1,009,191		Cenovus Energy, Inc (Toronto)	9,382,311
861,495		Dollarama, Inc	31,919,310
2,498,100		Entertainment One Ltd	13,340,971
295,500	*	Lightspeed POS, Inc	8,875,299
79,200	*	Shopify, Inc (Class A) (Toronto)	25,168,413
382,104	*,g	Spin Master Corp	10,856,872
541,721		Suncor Energy, Inc	15,544,003
		TOTAL CANADA	162,046,248

CHINA - 6.7%
1,022,834		Anhui Kouzi Distillery Co Ltd	8,939,403
14,247,400	*,†	China Animal Healthcare Ltd	18,200
15,484,500		China Everbright International Ltd	13,635,801
14,818,908		Haitong Securities Co Ltd	14,684,636
595,000	*,e	HUYA, Inc (ADR)	13,488,650
1,444,900		Sunny Optical Technology Group Co Ltd	16,707,922
646,400		Tencent Holdings Ltd	30,117,692
436,400		Yum China Holdings, Inc	19,856,200
		TOTAL CHINA	117,448,504

DENMARK - 1.9%
510,300		Novo Nordisk AS	24,504,258
272,500		Tryg A.S.	8,317,017
		TOTAL DENMARK	32,821,275
100

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE
FINLAND - 0.4%
185,296		Sampo Oyj (A Shares)	$7,694,150
		TOTAL FINLAND	7,694,150

FRANCE - 5.4%
171,602		Essilor International S.A.	23,229,125
83,512		L’Oreal S.A.	22,344,833
97,700		Remy Cointreau S.A.	14,481,813
164,039		Teleperformance	34,429,700
		TOTAL FRANCE	94,485,471

GERMANY - 3.9%
81,100		Bechtle AG.	8,983,505
179,482		Beiersdorf AG.	20,799,784
118,600		Deutsche Boerse AG.	16,464,343
95,451		Fresenius Medical Care AG.	6,611,013
87,180		Wirecard AG.	14,630,658
		TOTAL GERMANY	67,489,303

HONG KONG - 2.5%
2,685,000		AIA Group Ltd	27,483,021
699,002		Melco Crown Entertainment Ltd (ADR)	15,706,575
		TOTAL HONG KONG	43,189,596

INDIA - 0.7%
1,697,650	*	Container Corp Of India Ltd	12,594,824
		TOTAL INDIA	12,594,824

INDONESIA - 1.2%
68,313,000		Bank Rakyat Indonesia	21,646,883
		TOTAL INDONESIA	21,646,883

IRELAND - 3.0%
491,610		CRH plc	16,360,970
904,286		Keywords Studios plc	18,152,657
587,889		Smurfit Kappa Group plc	18,495,980
		TOTAL IRELAND	53,009,607

ITALY - 4.8%
810,500		Amplifon S.p.A.	19,976,654
1,806,000		Davide Campari-Milano S.p.A	16,796,489
158,900		Ferrari NV	25,587,002
498,689		Moncler S.p.A	20,476,281
		TOTAL ITALY	82,836,426

JAPAN - 11.5%
639,100		Benefit One, Inc	10,917,626
296,700		en-japan, Inc	12,171,440
230,800		GMO Payment Gateway, Inc	16,675,098
1,151,200	e	Infomart Corp	15,527,955
749,300		Japan Elevator Service Holdings Co Ltd	18,922,427
101

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE
517,200	e	Kamakura Shinsho Ltd	$7,150,533
1,279,900	e	MonotaRO Co Ltd	27,940,874
354,000		Paltac Corp	17,280,500
365,802	e	Seria Co Ltd	8,552,365
275,799	*,e	SHIFT, Inc	12,785,275
808,400		SMS Co Ltd	17,949,789
349,000		TechnoPro Holdings, Inc	19,707,945
736,500	*	Tokyo Base Co Ltd	5,010,013
670,000	e	Yume No Machi Souzou Iinkai Co Ltd	10,045,232
		TOTAL JAPAN	200,637,072

KOREA, REPUBLIC OF - 1.3%
81,700	*	Cafe24 Corp	4,351,767
308,800		Fila Korea Ltd	17,473,477
		TOTAL KOREA, REPUBLIC OF	21,825,244

NETHERLANDS - 3.4%
30,093	*,g	Adyen NV	22,737,843
107,047		ASML Holding NV	23,852,667
1,165,720		ING Groep NV	12,934,530
		TOTAL NETHERLANDS	59,525,040

NORWAY - 2.7%
815,986	e	Aker BP ASA	23,091,505
790,055		Statoil ASA	14,165,914
427,810		TGS Nopec Geophysical Co ASA	10,340,685
		TOTAL NORWAY	47,598,104

PHILIPPINES - 1.5%
5,703,054		Banco de Oro Universal Bank	16,398,789
6,009,020		Robinsons Retail Holdings, Inc	9,364,093
		TOTAL PHILIPPINES	25,762,882

PORTUGAL - 1.1%
1,204,396		Jeronimo Martins SGPS S.A.	19,434,216
		TOTAL PORTUGAL	19,434,216

SPAIN - 1.3%
279,399		Amadeus IT Holding S.A.	21,834,166
142,139	*,†,e	Let’s GOWEX S.A.	1,574
		TOTAL SPAIN	21,835,740

SWEDEN - 2.7%
416,726		Boliden AB	9,450,219
411,035		Hexagon AB (B Shares)	19,915,606
652,000	e	Intrum Justitia AB	17,092,600
		TOTAL SWEDEN	46,458,425

SWITZERLAND - 3.9%
329,787	*	Alcon, Inc	19,097,835
81,367		Lonza Group AG.	27,872,559
222,935		Novartis AG.	20,442,877
		TOTAL SWITZERLAND	67,413,271
102

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE
TAIWAN - 0.9%
958,032		Dadi Early-Childhood Education Group Ltd	$9,033,355
1,781,949		Hota Industrial Manufacturing Co Ltd	6,224,943
		TOTAL TAIWAN	15,258,298

UNITED KINGDOM - 11.9%
1,377,280		Ashtead Group plc	37,871,285
2,404,119		Beazley plc	16,790,226
6,990,888	*	boohoo.com plc	20,257,202
1,270,400		CNH Industrial NV	12,863,435
507,700		Dechra Pharmaceuticals plc	18,133,480
2,294,186		Electrocomponents plc	16,903,959
447,623		Fevertree Drinks plc	12,689,499
1,695,494	*	Just Eat plc	15,598,548
167,485		Linde plc (Xetra)	32,027,026
6,603,400		Tritax Big Box REIT plc	12,273,251
2,088,815		Vesuvius plc	12,739,139
		TOTAL UNITED KINGDOM	208,147,050

UNITED STATES - 2.3%
983,770		Burford Capital Ltd	17,914,983
112,300	*	Lululemon Athletica, Inc	21,459,407
		TOTAL UNITED STATES	39,374,390

		TOTAL COMMON STOCKS	1,650,060,611
		(Cost $1,261,401,010)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 9.2%

GOVERNMENT AGENCY DEBT - 1.8%
$31,870,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	31,870,000
		TOTAL GOVERNMENT AGENCY DEBT			31,870,000

TREASURY DEBT - 2.7%
3,210,000		United States Treasury Bill	2.182	08/13/19	3,207,797
32,500,000		United States Treasury Bill	2.054	08/15/19	32,474,912
10,000,000		United States Treasury Bill	2.073	08/27/19	9,985,832
		TOTAL TREASURY DEBT			45,668,541

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.7%
82,650,367	c	State Street Navigator Securities Lending Government Money Market Portfolio			82,650,367
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			82,650,367

		TOTAL SHORT-TERM INVESTMENTS			160,188,908
		(Cost $160,187,145)
103

TIAA-CREF FUNDS - International Opportunities Fund

VALUE
TOTAL INVESTMENTS - 103.9%	$1,810,249,519
(Cost $1,421,588,155)
OTHER ASSETS & LIABILITIES, NET - (3.9)%	(68,085,435)
NET ASSETS - 100.0%	$1,742,164,084

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,592,519.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $46,166,431 or 2.6% of net assets.

104

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$325,254,228	18.7%
INFORMATION TECHNOLOGY	302,587,837	17.4
INDUSTRIALS	274,966,985	15.8
FINANCIALS	205,089,263	11.8
CONSUMER STAPLES	154,546,522	8.9
HEALTH CARE	136,656,877	7.8
MATERIALS	102,061,812	5.8
ENERGY	72,524,417	4.1
COMMUNICATION SERVICES	64,099,419	3.7
REAL ESTATE	12,273,251	0.7
SHORT-TERM INVESTMENTS	160,188,908	9.2
OTHER ASSETS & LIABILITIES, NET	(68,085,435)	(3.9)

NET ASSETS	$1,742,164,084	100.0%
105

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.2%

AUSTRALIA - 7.8%
513,084		AGL Energy Ltd	$7,353,131
1,277,084		Alumina Ltd	2,024,647
27,575		Aristocrat Leisure Ltd	573,810
76,620		Australia & New Zealand Banking Group Ltd	1,456,138
84,227		BHP Billiton Ltd	2,318,825
72,847		BlueScope Steel Ltd	642,958
98,553		CIMIC Group Ltd	2,460,032
64,283		Coca-Cola Amatil Ltd	465,258
10,784		Cochlear Ltd	1,620,292
139,522	*	Coles Group Ltd	1,354,643
74,251		Commonwealth Bank of Australia	4,167,083
107,339		Computershare Ltd	1,156,285
57,129		CSL Ltd	8,914,543
434,087		Dexus Property Group	3,882,456
520,596	e	Harvey Norman Holdings Ltd	1,559,039
326,821		Macquarie Goodman Group	3,305,313
233,494		Macquarie Group Ltd	20,435,155
1,701,174		Mirvac Group	3,737,989
54,702		Newcrest Mining Ltd	1,320,244
250,561		Rio Tinto Ltd	16,769,385
284,376		Rio Tinto plc	16,059,127
1,155,254		Santos Ltd	5,692,131
2,585,433		Telstra Corp Ltd	7,009,942
28		TPG Telecom Ltd	133
354,144		Wesfarmers Ltd	9,483,988
481,182		Westpac Banking Corp	9,440,746
64,365		Woodside Petroleum Ltd	1,517,790
356,521		Woolworths Ltd	8,692,104
		TOTAL AUSTRALIA	143,413,187

AUSTRIA - 0.7%
188,375		OMV AG.	9,425,722
141,435		Raiffeisen International Bank Holding AG.	3,316,877
		TOTAL AUSTRIA	12,742,599

BELGIUM - 0.6%
10,409		Anheuser-Busch InBev S.A.	1,046,485
16,870		Proximus plc	480,995
39,051		Solvay S.A.	3,998,625
3,266		Telenet Group Holding NV	160,409
62,474		UCB S.A.	4,871,502
		TOTAL BELGIUM	10,558,016
106

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
DENMARK - 1.5%
5,218		Carlsberg AS (Class B)	$712,725
541,845		Novo Nordisk AS	26,019,028
		TOTAL DENMARK	26,731,753

FINLAND - 0.8%
29,512		Neste Oil Oyj	976,738
541,818		UPM-Kymmene Oyj	14,604,704
		TOTAL FINLAND	15,581,442

FRANCE - 9.7%
12,673		Airbus SE	1,791,466
334,012	e	Alstom RGPT	14,385,482
284,109		AXA S.A.	7,156,207
181,328		CNP Assurances	3,747,720
91,036		Credit Agricole S.A.	1,083,689
50,998		Dassault Systemes S.A.	7,757,637
77,969		Edenred	3,912,607
124,953		Eiffage S.A.	12,346,900
317,057		Eutelsat Communications	6,061,067
154,255		Faurecia	7,299,741
2,029		Hermes International	1,425,218
40,444		Kering	20,889,780
69,130		L’Oreal S.A.	18,496,722
30,644		LVMH Moet Hennessy Louis Vuitton S.A.	12,657,788
794,601		Peugeot S.A.	18,754,960
191,644		Publicis Groupe S.A.	9,456,828
38,463		Sanofi-Aventis	3,205,193
224,431		Total S.A.	11,632,299
163,806		Vinci S.A.	16,849,695
		TOTAL FRANCE	178,910,999

GERMANY - 7.9%
53,276		Adidas-Salomon AG.	16,981,357
129,553		Allianz AG.	30,057,456
161,660	g	Covestro AG.	7,291,040
233,638		Deutsche Annington Immobilien SE	11,407,213
463,587		Deutsche Telekom AG.	7,594,053
192,693		HeidelbergCement AG.	13,915,794
50,791		Hochtief AG.	5,755,554
93,545		KION Group AG.	4,986,123
139,881		Lanxess AG.	8,326,070
22,195		Merck KGaA	2,263,753
29,367		MTU Aero Engines Holding AG.	7,318,163
134,086		SAP AG.	16,390,137
19,068		Siemens AG.	2,075,234
60,947		Volkswagen AG.	10,391,128
		TOTAL GERMANY	144,753,075

HONG KONG - 3.8%
725,775		AIA Group Ltd	7,428,860
4,142,000		BOC Hong Kong Holdings Ltd	15,782,658
537,000		CK Asset Holdings Ltd	4,037,774
107

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
1,327,840		CK Hutchison Holdings Ltd	$12,408,636
567,300		Hang Seng Bank Ltd	13,483,467
1,344,000		Hong Kong & China Gas Ltd	2,967,688
113,600		Jardine Matheson Holdings Ltd	6,895,038
12,600		Melco Crown Entertainment Ltd (ADR)	283,122
588,000		Swire Pacific Ltd (Class A)	6,702,069
		TOTAL HONG KONG	69,989,312

IRELAND - 0.4%
1,008,987		AIB Group plc	3,462,542
672,497		Bank of Ireland Group plc	2,967,515
18,746		Kingspan Group plc	919,306
		TOTAL IRELAND	7,349,363

ISRAEL - 0.6%
14,306	*	Check Point Software Technologies	1,601,557
4,860	*	CyberArk Software Ltd	674,957
163,168		Israel Chemicals Ltd	878,166
1,970,799		Israel Discount Bank Ltd	8,506,022
		TOTAL ISRAEL	11,660,702

ITALY - 2.1%
168,787		Assicurazioni Generali S.p.A.	3,147,930
3,603,849		Enel S.p.A.	24,652,576
648,371		ENI S.p.A.	10,128,397
		TOTAL ITALY	37,928,903

JAPAN - 23.6%
169,400		Advantest Corp	6,523,400
65,700		Aeon Mall Co Ltd	1,008,609
303,000		Asahi Breweries Ltd	13,124,419
585,900		Astellas Pharma, Inc	8,303,312
3,000		Bank of Kyoto Ltd	116,430
44,900		Brother Industries Ltd	794,975
13,100		Calbee, Inc	369,570
18,200		Central Japan Railway Co	3,658,429
172,400		Chubu Electric Power Co, Inc	2,433,661
77,900		Chugai Pharmaceutical Co Ltd	5,573,510
562,600		Dai-ichi Mutual Life Insurance Co	8,270,807
423,300		Daiwa House Industry Co Ltd	12,035,159
229,200		FamilyMart Co Ltd	4,893,368
5,000		Fast Retailing Co Ltd	2,999,122
62,200		Fujifilm Holdings Corp	2,948,181
20,900		GMO Payment Gateway, Inc	1,510,007
145,500	e	Growell Holdings Co Ltd	6,760,709
94,200		Hakuhodo DY Holdings, Inc	1,477,393
3,600		Hikari Tsushin, Inc	793,716
127,100		Hitachi Construction Machinery Co Ltd	2,980,690
150,400		Hitachi Ltd	5,332,402
14,200		Hoya Corp	1,088,883
127,500		Hulic Co Ltd	1,095,272
35,270		Idemitsu Kosan Co Ltd	971,949
810,600		Itochu Corp	15,434,409
108

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
12,500		Itochu Techno-Science Corp	$320,438
101,200	e	Japan Tobacco, Inc	2,229,813
663,800		JX Holdings, Inc	3,123,728
385,900		Kansai Electric Power Co, Inc	4,765,704
7,600		Kao Corp	554,654
440,100		KDDI Corp	11,482,866
26,500		Koito Manufacturing Co Ltd	1,324,823
224,200		Konica Minolta Holdings, Inc	1,857,980
81,100		Kubota Corp	1,251,010
38,200		Kyushu Railway Co	1,088,398
231,300		Mediceo Paltac Holdings Co Ltd	4,913,203
32,700		MEIJI Holdings Co Ltd	2,270,849
258,285		Mitsubishi Corp	6,935,541
25,000		Mitsubishi Estate Co Ltd	460,174
30,000		Mitsubishi Heavy Industries Ltd	1,237,535
443,100		Mitsubishi UFJ Lease & Finance Co Ltd	2,348,081
637,200		Mitsui & Co Ltd	10,358,872
89,900		Mitsui Fudosan Co Ltd	2,029,419
243,000		Mitsui Sumitomo Insurance Group Holdings, Inc	7,965,194
62,800		Murata Manufacturing Co Ltd	2,875,685
101,200		Namco Bandai Holdings, Inc	5,440,437
2,100		Nintendo Co Ltd	772,575
48,500		Nippon Meat Packers, Inc	1,798,760
74,400		Nippon Steel Corp	1,165,635
160,500		Nippon Telegraph & Telephone Corp	7,243,535
139,900		NTT Data Corp	1,836,928
1,082,800		Obayashi Corp	10,255,225
40,100		Obic Co Ltd	4,272,669
624,900		OJI Paper Co Ltd	3,231,517
59,600		Oracle Corp Japan	4,948,586
147,700		Otsuka Corp	5,824,101
54,900		Rakuten, Inc	559,936
13,100		Recruit Holdings Co Ltd	443,598
236,200		Resona Holdings, Inc	962,906
493,300		Ricoh Co Ltd	4,518,308
111,700		Seibu Holdings, Inc	1,756,206
344,100	e	Sekisui House Ltd	5,785,483
29,400		Seven & I Holdings Co Ltd	1,003,361
250,600	e	Sharp Corp	3,143,176
915,800		Shimizu Corp	7,369,745
172,200		Shin-Etsu Chemical Co Ltd	17,532,690
331,400		Shionogi & Co Ltd	18,347,965
6,700		Shiseido Co Ltd	493,016
278,000		Softbank Corp	3,745,819
293,100		Softbank Group Corp	14,965,145
405,900		Sony Corp	23,085,121
346,100		Sony Financial Holdings, Inc	8,384,942
165,800		Sumco Corp	2,172,958
104,100		Sumitomo Heavy Industries Ltd	3,356,037
46,600		Sumitomo Realty & Development Co Ltd	1,695,631
35,400		Suntory Beverage & Food Ltd	1,404,616
69,300		T&D Holdings, Inc	778,228
68,300		Taiheiyo Cement Corp	1,918,228
109

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
37,200		TDK Corp	$2,856,117
79,900		Temp Holdings Co Ltd	1,932,538
10,500		THK Co Ltd	264,623
340,500		Tokio Marine Holdings, Inc	18,074,079
4,600		Tokyo Gas Co Ltd	114,824
421,400		Toppan Printing Co Ltd	6,849,380
453,100		Toshiba Corp	14,456,925
119,900		Toyota Industries Corp	6,224,537
435,876		Toyota Motor Corp	28,163,335
70,500		Toyota Tsusho Corp	2,040,688
219,400		Yokohama Rubber Co Ltd	4,036,695
		TOTAL JAPAN	435,119,173

MACAU - 0.1%
344,400		Sands China Ltd	1,653,074
		TOTAL MACAU	1,653,074

NETHERLANDS - 4.5%
72,799		ASML Holding NV	16,221,382
173,912		EXOR NV	12,111,465
39,390		Heineken Holding NV	3,980,274
852,681		Koninklijke Ahold Delhaize NV	19,366,871
22,031		NXP Semiconductors NV	2,277,785
116,650		Randstad Holdings NV	5,855,113
407,697		Royal Dutch Shell plc (A Shares)	12,840,608
309,019		Royal Dutch Shell plc (B Shares)	9,760,365
		TOTAL NETHERLANDS	82,413,863

NEW ZEALAND - 0.2%
36,291	*	a2 Milk Co Ltd	426,423
188,429		Fisher & Paykel Healthcare Corp	2,031,037
92,184		Meridian Energy Ltd	283,738
106,395		Ryman Healthcare Ltd	897,097
		TOTAL NEW ZEALAND	3,638,295

NORWAY - 0.6%
519,832		DNB NOR Holding ASA	9,300,106
111,659		Statoil ASA	2,002,078
		TOTAL NORWAY	11,302,184

SINGAPORE - 1.3%
3,596,400		CapitaLand Ltd	9,421,901
413,100		Singapore Exchange Ltd	2,370,152
623,800		United Overseas Bank Ltd	11,885,103
10,000		Venture Corp Ltd	111,594
		TOTAL SINGAPORE	23,788,750

SOUTH AFRICA - 1.1%
662,983		Anglo American plc (London)	16,245,998
819,573		Investec plc	4,663,137
		TOTAL SOUTH AFRICA	20,909,135
110

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES	COMPANY	VALUE
SPAIN - 3.3%
391,607	ACS Actividades Construccion y Servicios S.A.	$15,823,562
80,233	Amadeus IT Holding S.A.	6,269,961
3,412,175	Banco Bilbao Vizcaya Argentaria S.A.	17,373,804
268,543	Endesa S.A.	6,635,269
482,668	Iberdrola S.A.	4,579,260
204,333	Red Electrica Corp S.A.	3,852,461
713,030	Telefonica S.A.	5,435,868
	TOTAL SPAIN	59,970,185

SWEDEN - 2.9%
35,003	Atlas Copco AB (A Shares)	1,069,136
34,664	Hennes & Mauritz AB (B Shares)	604,370
269,908	Industrivarden AB	5,863,709
2,972	Investor AB (B Shares)	141,309
579,678	Sandvik AB	8,895,504
1,854,098	Skandinaviska Enskilda Banken AB (Class A)	17,432,319
1,339,843	Volvo AB (B Shares)	19,903,516
	TOTAL SWEDEN	53,909,863

SWITZERLAND - 9.7%
2,985	Baloise Holding AG.	484,479
2,271	Barry Callebaut AG.	4,430,638
48,281	Holcim Ltd	2,369,752
1,342	Lindt & Spruengli AG.	9,890,765
316,673	Nestle S.A.	33,594,944
450,816	Novartis AG.	41,339,296
154,633	Roche Holding AG.	41,389,853
820,423	STMicroelectronics NV	15,035,822
39,238	Swiss Life Holding	18,961,333
17,621	Swisscom AG.	8,539,875
5,775	Temenos Group AG.	1,016,646
181,970	UBS AG.	2,031,119
590	Zurich Financial Services AG.	205,221
	TOTAL SWITZERLAND	179,289,743

UNITED KINGDOM - 14.3%
39,771	3i Group plc	535,915
134,482	Admiral Group plc	3,536,624
554,835	Ashtead Group plc	15,256,385
122,012	AstraZeneca plc (ADR)	5,296,541
231,728	Aviva plc	1,137,696
1,203,962	Barclays plc	2,253,610
879,247	Barratt Developments plc	6,864,478
743,393	BP plc (ADR)	29,542,438
292,802	British American Tobacco plc	10,433,276
6,421,570	BT Group plc	15,041,574
247,822	Coca-Cola European Partners plc (Class A)	13,699,600
60,578	Compass Group plc	1,532,654
516,409	Diageo plc	21,534,347
226,133	Direct Line Insurance Group plc	884,564
1,166,309	GlaxoSmithKline plc	24,120,346
57,928	Halma plc	1,398,930
111

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES	COMPANY	VALUE
1,851,291	HSBC Holdings plc	$14,826,040
65,445	Imperial Tobacco Group plc	1,660,997
5,933,059	Legal & General Group plc	18,815,495
5,370,862	Lloyds TSB Group plc	3,474,322
87,154	Micro Focus International plc	1,835,820
291,379	National Grid plc	2,986,420
130,485	Persimmon plc	3,183,649
544,420	RELX plc (London)	12,912,720
359,477	Segro plc	3,335,347
5,854	Severn Trent plc	143,159
44,865	Smith & Nephew plc	1,015,690
9,619	Spirax-Sarco Engineering plc	1,048,887
411,824	Standard Chartered plc	3,389,187
3,736,268	Taylor Wimpey plc	7,320,600
194,128	Unilever NV	11,252,363
309,250	Unilever plc	18,605,146
545,443	United Utilities Group plc	5,213,070
	TOTAL UNITED KINGDOM	264,087,890

UNITED STATES - 1.7%
500,000	iShares MSCI EAFE Index Fund	32,225,000
	TOTAL UNITED STATES	32,225,000

	TOTAL COMMON STOCKS	1,827,926,506
	(Cost $1,735,614,196)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.4%
$6,600,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	6,600,000
		TOTAL GOVERNMENT AGENCY DEBT			6,600,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
11,521,789	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,521,789
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,521,789

		TOTAL SHORT-TERM INVESTMENTS			18,121,789
		(Cost $18,121,789)

		TOTAL INVESTMENTS - 100.2%			1,846,048,295
		(Cost $1,753,735,985)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(3,902,896)
		NET ASSETS - 100.0%			$1,842,145,399

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,833,406.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $7,291,040 or 0.4% of net assets.
112

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$366,442,440	19.9%
INDUSTRIALS	264,538,912	14.4
CONSUMER STAPLES	214,546,719	11.6
CONSUMER DISCRETIONARY	203,015,136	11.0
HEALTH CARE	201,211,043	10.9
MATERIALS	130,613,403	7.1
INFORMATION TECHNOLOGY	120,341,249	6.5
COMMUNICATION SERVICES	99,468,077	5.4
ENERGY	97,614,241	5.3
UTILITIES	65,980,961	3.6
REAL ESTATE	64,154,325	3.5
SHORT-TERM INVESTMENTS	18,121,789	1.0
OTHER ASSETS & LIABILITIES, NET	(3,902,896)	(0.2)

NET ASSETS	$1,842,145,399	100.0%
113

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.6%

AUSTRALIA - 4.6%
886,644		Abacus Property Group	$2,509,788
301,000		Ansell Ltd	5,726,186
1,839,000		Australian Pharmaceutical Industries Ltd	1,809,083
1,016,714		Beach Petroleum Ltd	1,465,587
185,000		Bunnings Warehouse Property Trust	474,275
463,000		Charter Hall Group	3,580,630
510,000		Cleanaway Waste Management Ltd	839,788
1,351,000	e	Evolution Mining Ltd	4,585,263
561,000		GDI Property Group	548,605
750,000	e	Genworth Mortgage Insurance Australia Ltd	1,734,775
359,000		Inghams Group Ltd	994,693
164,000	e	JB Hi-Fi Ltd	3,364,154
500,000		Macquarie CountryWide Trust	1,541,510
400,000		Northern Star Resources Ltd	3,519,765
1,207,667		Shopping Centres Australasia Property Group	2,013,220
1,133,428		St Barbara Ltd	2,840,534
300,000	e	Super Cheap Auto Group Ltd	1,841,605
629,585		Tassal Group Ltd	2,215,873
285,000	*	Village Roadshow Ltd	516,478
110,000		Webjet Ltd	1,017,231
		TOTAL AUSTRALIA	43,139,043

AUSTRIA - 0.5%
66,000		CA Immobilien Anlagen AG.	2,323,373
89,000		Sparkassen Immobilien AG.	1,968,490
		TOTAL AUSTRIA	4,291,863

BELGIUM - 0.5%
63,000		Mobistar S.A.	1,440,152
18,733		Warehouses De Pauw SCA	3,131,354
		TOTAL BELGIUM	4,571,506

BRAZIL - 2.9%
476,000		Aliansce Shopping Centers S.A.	3,516,040
289,990		Banco ABC Brasil S.A.	1,362,433
367,000		Banco do Estado do Rio Grande do Sul	2,260,843
560,000		Cia Paranaense de Energia	7,212,127
750,000		MRV Engenharia e Participacoes S.A.	3,985,484
288,000		Randon Participacoes S.A.	747,856
574,000		SLC Agricola S.A.	2,713,315
814,000		Transmissora Alianca de Energia Eletrica S.A.	5,933,806
		TOTAL BRAZIL	27,731,904
114

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
CANADA - 5.5%
60,000		Aecon Group, Inc	$923,776
43,000	e	Alaris Royalty Corp	661,388
154,000		Canaccord Financial, Inc	644,098
52,000		Canadian Apartment Properties REIT	1,919,170
65,000		Capital Power Corp	1,458,782
46,000		Cineplex Galaxy Income Fund	826,034
59,000		Cogeco Communications, Inc	4,659,471
284,000		Dream Global REIT	3,031,944
109,000		Entertainment One Ltd	582,109
14,000	e	Exchange Income Corp	394,817
71,000		Gibson Energy, Inc	1,230,315
65,000		Granite REIT	3,020,988
180,000	*	Interfor Corp	1,632,520
170,000		InterRent Real Estate Investment Trust	1,897,333
3,000		iShares S&P/TSX SmallCap Index ETF	34,460
69,000		Labrador Iron Ore Royalty Corp	1,644,749
105,000		Martinrea International, Inc	860,017
86,000	e	Medical Facilities Corp	809,956
175,000	*	MEG Energy Corp	735,907
30,000		Norbord, Inc	695,333
115,000		Northview Apartment Real Estate Investment Trust	2,370,056
102,000	*	Parex Resources, Inc	1,743,537
240,100		Parkland Fuel Corp	7,846,274
197,900		Russel Metals, Inc	3,138,390
192,600		TFI International, Inc	6,092,628
100,000	e	Timbercreek Financial Corp	734,202
103,000		Transcontinental, Inc	1,184,679
191,000	*	Uranium Participation Corp	626,633
49,000		Valener, Inc	961,585
		TOTAL CANADA	52,361,151

CHILE - 0.2%
20,318,000	*	Compania SudAmericana de Vapores S.A.	689,759
70,000		Inversiones La Construccion S.A.	1,096,411
		TOTAL CHILE	1,786,170

CHINA - 4.2%
1,527,000		Asia Cement China Holdings Corp	2,099,927
1,794,000		Beijing North Star Co	672,524
806,000		Catic Shenzhen Holdings Ltd	497,860
2,660,000		CGN New Energy Holdings Co Ltd	341,031
73,000	e	Changyou.com Ltd (ADR)	575,970
2,492,000		China BlueChemical Ltd	683,229
4,750,000		China Overseas Grand Oceans Group Ltd	2,486,035
5,885,000		China SCE Property Holdings Ltd	3,202,044
1,389,000		China Shineway Pharmaceutical Group Ltd	1,158,456
7,997,000		China Suntien Green Energy Cor	2,026,463
4,514,000		Citic 1616 Holdings Ltd	1,862,900
3,128,000		Fushan International Energy Group Ltd	647,770
3,721,000	g	Genertec Universal Medical Group Company Limited	2,816,760
502,000	*,e	JinkoSolar Holding Co Ltd (ADR)	9,834,180
1,834,000		Powerlong Real Estate Holdings Ltd	1,112,622
115

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
689,000		SITC International Co Ltd	$759,444
1,989,000		TCL Multimedia Technology Holdings Ltd	900,658
2,940,000		Tiangong International Co Ltd	911,487
2,626,000		Tianneng Power International Ltd	2,096,615
2,229,561		Xingda International Holdings Ltd	598,772
1,574,000		XTEP International Holdings	1,133,476
639,000	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	3,218,242
		TOTAL CHINA	39,636,465

COLOMBIA - 0.1%
68,000	*	Corp Financiera Colombiana S.A.	560,012
		TOTAL COLOMBIA	560,012

DENMARK - 2.3%
201,000		Alm Brand AS	1,796,975
51,000		Dfds A.S.	1,878,416
176,000		GN Store Nord	8,348,620
85,000		Matas A.S.	876,990
64,000		Royal Unibrew A.S.	4,769,435
83,000		Topdanmark AS	4,254,247
		TOTAL DENMARK	21,924,683

EGYPT - 0.1%
1,500,000		Telecom Egypt	1,268,531
		TOTAL EGYPT	1,268,531

FINLAND - 0.8%
75,000		DNA Oyj	1,733,810
249,000		Finnair Oyj	1,754,523
168,000		Kemira Oyj	2,477,815
88,000		Valmet Corp	1,708,744
		TOTAL FINLAND	7,674,892

FRANCE - 2.4%
716,000	*	Air France-KLM	7,469,578
7,000		Alten	865,966
1,180,000	*	CGG S.A.	2,588,486
60,000		Compagnie Plastic-Omnium S.A.	1,582,908
12,000		Eramet	573,906
56,000		Gaztransport Et Technigaz S.A.	5,080,601
40,000		Kaufman & Broad S.A.	1,642,484
39,000		Nexity	1,872,524
31,000		Sechilienne-Sidec	822,964
		TOTAL FRANCE	22,499,417

GERMANY - 2.1%
134,000	*	ADVA AG. Optical Networking	1,037,316
28,000		Bechtle AG.	3,101,580
280,000		Borussia Dortmund GmbH & Co KGaA	2,802,040
264,000	g	Deutsche Pfandbriefbank AG.	2,997,097
323,000		Deutz AG.	2,229,742
67,000	*	Evotec AG.	1,888,097
116

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
20,000		LEG Immobilien AG.	$2,306,422
153,000		TAG Tegernsee Immobilien und Beteiligungs AG.	3,601,815
		TOTAL GERMANY	19,964,109

GREECE - 0.2%
168,000		Mytilineos Holdings S.A.	2,041,888
		TOTAL GREECE	2,041,888

HONG KONG - 0.9%
1,168,000		Champion Real Estate Investment Trust	865,835
10,260,000		Concord New Energy Group Ltd	502,304
2,440,000		CSI Properties Ltd	108,637
990,113		Far East Consortium	469,842
168,000		Johnson Electric Holdings Ltd	302,379
3,103,734		K Wah International Holdings Ltd	1,614,888
623,000	e	PAX Global Technology Ltd	249,803
662,000		Road King Infrastructure	1,361,051
4,802,000		Shun TAK Holdings Ltd	1,773,018
560,000		Texhong Textile Group Ltd	562,387
1,158,000		VST Holdings Ltd	633,332
		TOTAL HONG KONG	8,443,476

HUNGARY - 0.1%
597,000		Magyar Telekom	863,731
		TOTAL HUNGARY	863,731

INDIA - 1.3%
236,000	*	Adani Enterprises Ltd	439,493
150,000	*	Apollo Tyres Ltd	341,950
263,000	*	Canara Bank	898,036
114,000	*	Development Credit Bank Ltd	322,658
700,000		Federal Bank Ltd	935,546
260,000	*	Granules India Ltd	341,981
160,000		Gujarat Narmada Valley Fertilizers Co Ltd	488,384
600,000	*	Indiabulls Real Estate Ltd	765,298
155,000		IRB Infrastructure Developers Ltd	210,043
349,000	*	Karnataka Bank Ltd	424,777
229,000		KPIT Cummins Infosystems Ltd	247,358
229,000	*	KPIT Engineering Ltd	264,506
27,000	*	Mahanagar Gas Ltd	316,200
400,000		Manappuram General Finance & Leasing Ltd	657,567
29,001		Mphasis Ltd	395,010
67,000	*	Muthoot Finance Ltd	589,584
615,000	*	Nagarjuna Construction Co	650,504
35,000	*	NIIT Technologies Ltd	610,487
703,000	*	Power Finance Corp Ltd	1,117,014
261,000	*	PTC India Ltd	211,612
98,000	*	Rajesh Exports Ltd	981,781
15,585		Rhi Magnesita NV	843,953
150,000	*	Torrent Power Ltd	663,370
		TOTAL INDIA	12,717,112
117

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INDONESIA - 0.4%
24,057,000	*	PT Panin Life Tbk	$599,121
21,242,000		PT Wijaya Karya	3,510,387
		TOTAL INDONESIA	4,109,508

IRELAND - 0.2%
111,000		Glanbia plc	1,449,949
435,000		Irish Residential Properties REIT plc	824,405
		TOTAL IRELAND	2,274,354

ISRAEL - 1.8%
124,000	*	Airport City Ltd	2,274,005
250,000		Amot Investments Ltd	1,762,669
2,700		Bayside Land Corp	1,451,758
38,000	*	Equital Ltd	1,241,396
76,000		First International Bank Of Israel Ltd	1,958,999
350,000	*	Jerusalem Economy Ltd	1,421,117
42,000	*	Kornit Digital Ltd	1,310,400
75,000		Matrix IT Ltd	1,178,079
5,029,000	*	Oil Refineries Ltd	2,698,407
520,000		Shikun & Binui Ltd	1,788,084
		TOTAL ISRAEL	17,084,914

ITALY - 3.8%
120,000		ACEA S.p.A.	2,256,414
578,000		Actelios S.p.A.	2,670,349
108,000		Amplifon S.p.A.	2,661,911
683,000		Banca Popolare dell’Emilia Romagna Scrl	2,541,221
214,000		Cairo Communication S.p.A.	613,099
80,000		Cementir S.p.A.	564,127
127,000		ERG S.p.A.	2,455,880
624,000		Italgas S.p.A	3,942,912
1,050,000		Piaggio & C S.p.A.	3,153,682
934,000		Saras S.p.A.	1,537,410
39,000		Societa Iniziative Autostradali e Servizi S.p.A.	739,752
69,000	g	Technogym S.p.A	741,186
2,351,000		Unipol Gruppo Finanziario S.p.A	12,059,866
		TOTAL ITALY	35,937,809

JAPAN - 20.4%
54,000		Adastria Holdings Co Ltd	1,056,749
76,000		ADEKA Corp	1,111,587
33,000		Akatsuki, Inc	2,215,151
86,000		Arcs Co Ltd	1,788,860
28,000		Asahi Holdings, Inc	581,412
168,000		Bunka Shutter Co Ltd	1,374,905
116,000		Central Glass Co Ltd	2,636,926
9,000		Chori Co Ltd	140,160
25,000		Comture Corp	957,464
37,000		Daikyonishikawa Corp	304,541
52,000		Daishi Hokuetsu Financial Group, Inc	1,382,204
72,800		Daiwabo Co Ltd	3,527,917
162,000	e	DCM Japan Holdings Co Ltd	1,528,712
118

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
14,000		Digital Arts, Inc	$1,417,348
97,000		Eagle Industry Co Ltd	967,622
11,000		Fukuda Corp	462,137
38,000		Giken Seisakusho Co, Inc	1,113,425
51,000		G-Tekt Corp	743,495
64,699		GungHo Online Entertainment Inc	1,707,082
176,000		Hanwa Co Ltd	4,795,505
691,000		Haseko Corp	7,485,386
28,000		Hosokawa Micron Corp	1,132,930
10,000		Inaba Denki Sangyo Co Ltd	460,534
29,000		Inabata & Co Ltd	377,361
6,000		Invincible Investment Corp	3,443,754
238,000		Ishihara Sangyo Kaisha Ltd	2,528,529
127,000		Itochu Enex Co Ltd	1,027,694
9,800		Jaccs Co Ltd	194,909
48,000		Jafco Co Ltd	1,779,411
296,000		Japan Elevator Service Holdings Co Ltd	7,475,028
14,600		Japan Pulp & Paper Co Ltd	491,287
201,000		JVC KENWOOD Holdings, Inc	449,512
39,000		Kaken Pharmaceutical Co Ltd	1,889,331
137,000		Kandenko Co Ltd	1,194,495
187,800		Kanematsu Corp	2,154,614
124,000		Kasai Kogyo Co Ltd	1,017,416
30,000	e	Katitas Co Ltd	1,151,689
71,000		Konoike Transport Co Ltd	1,098,521
99,000		Koshidaka Holdings Co Ltd	1,400,472
68,200		Kumagai Gumi Co Ltd	1,823,221
36,000		Kureha CORP	2,384,814
319,000		Kyowa Exeo Corp	7,661,537
81,000		Maeda Corp	606,858
110,000		Maeda Road Construction Co Ltd	2,334,249
75,000		Maruha Nichiro Corp	2,191,019
8,000		Maruzen Showa Unyu Co Ltd	237,650
60,000		Mitsui Sugar Co Ltd	1,279,982
88,000		NET One Systems Co Ltd	2,321,025
95,000		Nichii Gakkan Co	1,503,267
87,000		Nippo Corp	1,657,467
77,000		Nippon Konpo Unyu Soko Co Ltd	1,799,311
425,000		Nippon Suisan Kaisha Ltd	2,678,290
92,200		Nishimatsu Construction Co Ltd	1,742,085
125,000		Nissin Electric Co Ltd	1,436,116
110,000		Nojima Corp	1,771,107
29,000		Open House Co Ltd	1,263,442
250,000		Pressance Corp	3,479,740
193,000		Raito Kogyo Co Ltd	2,539,983
151,000		Sanki Engineering Co Ltd	1,700,853
269,000		Senko Co Ltd	2,107,512
123,000		Shinnihon Corp	966,899
23,000		Shinwa Kaiun Kaisha Ltd	509,889
247,000		Showa Corp	3,322,547
36,000		Sumitomo Densetsu Co Ltd	638,180
108,000		Sumitomo Forestry Co Ltd	1,351,840
349,200		Sumitomo Mitsui Construction C	1,856,164
119

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
145,000		Sun Frontier Fudousan Co Ltd	$1,474,283
49,000	e	Sushiro Global Holdings Ltd	3,005,253
39,000		Systena Corp	648,105
44,500		Taihei Dengyo Kaisha Ltd	919,408
733,000	e	Takara Leben Co Ltd	2,558,391
32,000		Takeuchi Manufacturing Co Ltd	494,918
69,000		Tamron Co Ltd	1,543,922
80,000		Toho Pharmaceutical Co Ltd	1,778,935
738,000		Tokyo Steel Manufacturing Co Ltd	5,605,917
200,000		Tomy Co Ltd	2,554,389
30,000		Torii Pharmaceutical Co Ltd	717,668
197,000		Tosei Corp	2,071,606
117,000		Towa Pharmaceutical Co Ltd	2,936,065
468,000		Toyo Construction Co Ltd	1,842,056
9,000		Trancom Co Ltd	518,609
19,000		TS Tech Co Ltd	523,055
149,000	e	Tsubaki Nakashima Co Ltd	2,569,037
1,046,000		Tsugami Corp	8,413,673
77,000		UBE Industries Ltd	1,603,175
33,000		United Arrows Ltd	945,724
451,000	e	United Technology Holdings Co Ltd	9,896,041
281,000	e	UNITED, Inc	3,618,223
97,000	e	Unizo Holdings Co Ltd	3,148,111
111,000	*,e	UUUM, Inc	5,228,339
26,000	e	V Technology Co Ltd	1,223,079
50,000		Valor Co Ltd	1,032,163
47,000		VITAL KSK Holdings, Inc	455,578
350,000		Wacom Co Ltd	1,232,910
87,000		Yorozu Corp	1,142,448
98,000		Yurtec Corp	650,294
58,000		Zenkoku Hosho Co Ltd	2,262,363
111,000		ZIGExN Co Ltd	795,307
		TOTAL JAPAN	193,140,167

JORDAN - 0.1%
44,000		Hikma Pharmaceuticals plc	981,611
		TOTAL JORDAN	981,611

KOREA, REPUBLIC OF - 4.1%
223,000		CJ Hellovision Co Ltd	1,123,451
142,000		Daeduck Electronics Co	1,221,813
41,000		Daewoong Co Ltd	534,844
202,000		Dongwon Development Co Ltd	821,918
810,000		Easy Bio, Inc	3,580,206
642,000		Eugene Corp	2,725,164
30,000		Global & Yuasa Battery Co Ltd	1,026,963
51,000		Hansol Paper Co Ltd	607,128
71,000		Hyosung Corp	4,878,947
189,000		Jeil Holdings Co Ltd	1,627,992
54,000		Kyobo Securities Co	444,090
237,000	*	Lotte Non-Life Insurance Co Ltd	408,684
71,000		Meritz finance Holdings Co Ltd	833,501
174,000		Meritz Fire & Marine Insurance Co Ltd	2,926,718
120

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
36,000		NICE Holdings Co Ltd	$658,522
6,000		Samchully Co Ltd	452,655
58,000		Samjin Pharmaceutical Co Ltd	1,322,996
78,000	*	Samsung Techwin Co Ltd	2,113,313
40,000		Seah Besteel Corp	545,058
18,371		SK Gas Co Ltd	1,200,787
928,000		SK Networks Co Ltd	3,891,402
39,000		SL Corp	725,505
129,000	*	Ssangyong Motor Co	361,402
1,000		Taekwang Industrial Co Ltd	1,048,939
292,000		Taeyoung Engineering & Construction	3,252,033
12,000		Unid Co Ltd	480,038
		TOTAL KOREA, REPUBLIC OF	38,814,069

MALAYSIA - 0.4%
1,207,000		Berjaya Auto BHD	745,874
1,795,000		Drb-Hicom BHD	1,146,987
1,048,662		Sunway BHD	420,736
4,261,000		Supermax Corp BHD	1,703,513
		TOTAL MALAYSIA	4,017,110

MEXICO - 1.0%
900,000		Corp Inmobiliaria Vesta SAB de C.V.	1,325,315
3,500,000		Gentera SAB de C.V.	2,889,309
963,000	g	Mexico Real Estate Management S.A. de C.V.	1,088,942
660,000		Regional SAB de C.V.	3,160,905
443,000	e	Unifin Financiera SAPI de C.V. SOFOM ENR	948,241
		TOTAL MEXICO	9,412,712

NETHERLANDS - 1.8%
220,000		ASR Nederland NV	8,266,834
1,130,000	e	Koninklijke BAM Groep NV	3,780,173
97,000	g	Philips Lighting NV	2,636,156
184,500		TomTom NV	2,186,610
		TOTAL NETHERLANDS	16,869,773

NEW ZEALAND - 0.3%
569,882		Genesis Energy Ltd	1,281,461
458,155		Infratil Ltd	1,396,694
		TOTAL NEW ZEALAND	2,678,155

NORWAY - 1.7%
21,000		Aker ASA (A Shares)	1,105,185
145,000	g	Entra ASA	2,103,226
440,000	g	Europris ASA	1,262,487
127,000		Golden Ocean Group Ltd	767,500
584,000	*,e	Petroleum Geo-Services ASA	827,968
85,000	*	Protector Forsikring ASA	460,663
65,000		Salmar ASA	3,002,267
221,000		SpareBank SR-Bank ASA	2,377,800
151,000		Sparebanken Midt-Norge	1,662,425
130,000		Sparebanken Nord-Norge	956,316
121

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
46,000	e	TGS Nopec Geophysical Co ASA	$1,111,876
		TOTAL NORWAY	15,637,713

PAKISTAN - 0.1%
1,998,000		Engro Fertilizers Ltd	805,710
		TOTAL PAKISTAN	805,710

PHILIPPINES - 0.1%
1,824,000		First Gen Corp	951,572
		TOTAL PHILIPPINES	951,572

POLAND - 0.6%
77,000		Asseco Poland S.A.	1,089,655
69,000		Ciech S.A.	703,320
440,000	g	PLAY Communications S.A.	3,581,144
		TOTAL POLAND	5,374,119

PORTUGAL - 0.8%
166,000		Altri SGPS S.A.	1,093,384
941,000	e	Mota Engil SGPS S.A.	1,888,977
390,000		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,421,661
2,309,000		Sonae SPGS S.A.	2,153,315
		TOTAL PORTUGAL	7,557,337

QATAR - 0.2%
3,000,000	*	Qatar Gas Transport Co Ltd	1,944,654
		TOTAL QATAR	1,944,654

SINGAPORE - 0.5%
1,900,000		Ascott Residence Trust	1,807,741
67,000		China Yuchai International Ltd	913,880
1,000,000		Frasers Centrepoint Trust	1,899,425
		TOTAL SINGAPORE	4,621,046

SOUTH AFRICA - 2.2%
461,000		African Rainbow Minerals Ltd	5,678,783
524,000		DataTec Ltd	1,231,115
300,000	*,e	Impala Platinum Holdings Ltd	1,600,454
9,112,000	*,e	Sibanye Gold Ltd	11,268,905
587,239		Vukile Property Fund Ltd	772,955
		TOTAL SOUTH AFRICA	20,552,212

SPAIN - 2.0%
50,000	e	Acciona S.A.	5,323,950
50,000		Applus Services S.A.	702,836
72,000		Cie Automotive S.A.	1,820,539
27,000		Construcciones y Auxiliar de Ferrocarriles S.A.	1,219,984
79,000	g	Euskaltel S.A.	690,879
170,247	*,g	Global Dominion Access S.A.	818,467
152,027		Laboratorios Almirall S.A.	2,755,641
905,000		Mediaset Espana Comunicacion SA	5,312,807
		TOTAL SPAIN	18,645,103
122

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
SWEDEN - 3.2%
26,000		Biogaia AB (B Shares)	$1,081,090
138,000		Biotage AB	1,488,120
96,000		Castellum AB	1,948,858
44,000	*	Fastighets AB Balder	1,506,693
214,000		Getinge AB (B Shares)	3,139,949
111,000		Granges AB	1,105,249
152,000		Hemfosa Fastigheter AB	1,368,215
56,000		Humana AB	317,060
277,000	e	Intrum Justitia AB	7,261,734
1,426,000		Klovern AB (B Shares)	2,345,450
116,000		Lindab International AB	1,320,852
135,000		New Wave Group AB (B Shares)	901,487
324,000	g	Nobina AB	1,888,289
152,000	*	Nyfosa AB	938,471
54,000		SkiStar AB	626,084
218,000		Wihlborgs Fastigheter AB	3,169,432
		TOTAL SWEDEN	30,407,033

SWITZERLAND - 2.1%
5,000		Allreal Holding AG.	873,337
45,000		Cembra Money Bank AG.	4,336,944
1,000		Emmi AG.	832,022
54,000	g	Galenica AG.	2,778,887
1,000		Interroll Holding AG.	2,031,069
43,000		Logitech International S.A.	1,768,359
190,000		OC Oerlikon Corp AG.	2,033,613
39,000		PSP Swiss Property AG.	4,676,116
19,000		Zehnder Group AG.	716,000
		TOTAL SWITZERLAND	20,046,347

TAIWAN - 5.7%
1,315,000		Arcadyan Technology Corp	4,515,424
3,135,000		Benq Corp	1,943,991
1,491,000		Cheng Loong Corp	897,384
2,114,025		China Manmade Fibers Corp	635,486
2,053,000		Chipbond Technology Corp	4,116,101
5,935,000	*	Chung Hung Steel Corp	1,997,833
781,000		Continental Engineering Corp	435,509
400,000		Huaku Development Co Ltd	1,047,800
376,000		ITEQ Corp	1,637,940
1,399,242		Mitac Holdings Corp	1,449,516
1,037,000		Nan Ya Printed Circuit Board Corp	1,399,806
2,772,000		Radiant Opto-Electronics Corp	10,893,366
2,627,000		Shinkong Synthetic Fibers Corp	1,113,906
341,000		Simplo Technology Co Ltd	2,649,876
1,014,000		Supreme Electronics Co Ltd	913,949
545,000		Systex Corp	1,286,169
1,129,000		Taiwan Styrene Monomer	885,013
707,000		Tripod Technology Corp	2,350,243
11,057,000		Unimicron Technology Corp	13,349,065
1,414,944		USI Corp	541,843
		TOTAL TAIWAN	54,060,220
123

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
THAILAND - 0.9%
1,100,000		Com7 PCL (Foreign)	$897,134
3,415,000		Supalai PCL	2,436,032
2,282,000		Thanachart Capital PCL	4,360,056
347,000		Tisco Bank PCL	1,135,377
		TOTAL THAILAND	8,828,599

TURKEY - 1.3%
840,000	*	Pegasus Hava Tasimaciligi AS.	7,142,504
1,154,000		Tekfen Holding AS	4,873,228
		TOTAL TURKEY	12,015,732

UKRAINE - 0.6%
1,690,000		Ferrexpo plc	5,229,188
		TOTAL UKRAINE	5,229,188

UNITED KINGDOM - 12.0%
240,000		Advanced Medical Solutions Group plc	852,243
55,000		Bellway plc	1,982,506
278,000		Brewin Dolphin Holdings plc	1,077,106
841,000		Britvic plc	9,343,730
2,101,000		Cineworld Group plc	6,521,981
147,000		Close Brothers Group plc	2,373,329
327,000		Dart Group plc	2,999,060
72,000		Dechra Pharmaceuticals plc	2,571,618
93,000		Derwent London plc	3,294,386
178,000	*	Dialog Semiconductor plc	7,967,738
558,000		Dunelm Group plc	6,273,506
1,245,000	*	Enterprise Inns plc	4,254,464
54,000		Fevertree Drinks plc	1,530,826
323,000	g	Forterra plc	1,097,877
276,000		Greggs plc	7,480,185
146,000		HomeServe plc	2,025,852
409,000		Howden Joinery Group plc	2,747,508
909,000	g	Ibstock plc	2,551,062
416,000		National Express Group plc	2,122,746
319,000	g	On the Beach Group plc	1,831,057
442,000		Pennon Group plc	3,855,065
221,000		QinetiQ plc	776,096
382,857		Redrow plc	2,605,315
1,125,000	g	Regional REIT Ltd	1,442,432
800,000		Rightmove plc	5,116,653
402,000		Safestore Holdings plc	3,055,450
265,000		Softcat plc	3,076,453
480,337		SSP Group PLC	4,108,658
781,000		Tate & Lyle plc	7,152,838
1,840,347		Tritax Big Box REIT plc	3,420,517
392,000		Unite Group plc	4,915,781
95,000		WH Smith plc	2,443,371
		TOTAL UNITED KINGDOM	112,867,409
124

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
UNITED STATES - 0.6%
61,000		BRP, Inc (Toronto)	$2,148,727
109,000		Burford Capital Ltd	1,984,949
6,000	e	iShares MSCI EAFE Small-Cap ETF	339,240
2,500		iShares MSCI Emerging Markets Small-Cap ETF	107,950
100,000		Sims Group Ltd	740,294
		TOTAL UNITED STATES	5,321,160

		TOTAL COMMON STOCKS	921,661,289
		(Cost $923,661,537)

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
233,613		Sunway BHD	20,381
		TOTAL MALAYSIA	20,381

		TOTAL RIGHTS / WARRANTS	20,381
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.1%

GOVERNMENT AGENCY DEBT - 1.0%
$9,340,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	9,340,000
		TOTAL GOVERNMENT AGENCY DEBT			9,340,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.1%
38,998,083	c	State Street Navigator Securities Lending Government Money Market Portfolio			38,998,083
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			38,998,083

		TOTAL SHORT-TERM INVESTMENTS			48,338,083
		(Cost $48,338,083)

		TOTAL INVESTMENTS - 102.7%			970,019,753
		(Cost $971,999,620)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(25,238,228)
		NET ASSETS - 100.0%			$944,781,525

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $52,115,663.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $33,544,190 or 3.6% of net assets.
125

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

		% OF
SECTOR	VALUE	NET ASSETS
INDUSTRIALS	$179,906,352	19.0%
REAL ESTATE	123,831,148	13.1
CONSUMER DISCRETIONARY	105,104,173	11.1
INFORMATION TECHNOLOGY	97,540,597	10.3
FINANCIALS	89,300,995	9.5
MATERIALS	88,297,048	9.4
HEALTH CARE	57,587,708	6.1
COMMUNICATION SERVICES	52,458,779	5.6
CONSUMER STAPLES	50,336,776	5.3
UTILITIES	43,010,732	4.6
ENERGY	34,307,362	3.6
SHORT-TERM INVESTMENTS	48,338,083	5.1
OTHER ASSETS & LIABILITIES, NET	(25,238,228)	(2.7)

NET ASSETS	$944,781,525	100.0%
126

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.7%

AUSTRALIA - 7.4%
207,973		Alumina Ltd	$329,713
87,526		AMP Ltd	106,466
31,951		APA Group (ASE)	240,653
15,433		AusNet Services	18,698
62,804		Australia & New Zealand Banking Group Ltd	1,193,570
1,358		Australian Stock Exchange Ltd	82,147
3,456		Bendigo Bank Ltd	27,053
45,321		BlueScope Steel Ltd	400,009
19,513		Boral Ltd	68,385
20,841		Brambles Ltd	186,421
8,425		Caltex Australia Ltd	154,961
15,230		Coca-Cola Amatil Ltd	110,230
528		Cochlear Ltd	79,332
16,036	*	Coles Group Ltd	155,696
33,120		Commonwealth Bank of Australia	1,858,747
7,280		Computershare Ltd	78,422
8,432		CSL Ltd	1,315,749
714		Dexus Property Group	6,386
117,717		Fortescue Metals Group Ltd	662,771
1,343		GPT Group (ASE)	5,701
21,795		Insurance Australia Group Ltd	128,367
12,102		Lend Lease Corp Ltd	119,951
17,632		Macquarie Goodman Group	178,322
5,847		Macquarie Group Ltd	511,723
8,807		Mirvac Group	19,352
68,331		National Australia Bank Ltd	1,330,799
35,261		Newcrest Mining Ltd	851,031
2,654		Orica Ltd	39,540
10,912		QR National Ltd	42,837
2,828		Ramsay Health Care Ltd	140,514
19,893		Santos Ltd	98,016
2,888		Seek Ltd	41,115
7,423		Sonic Healthcare Ltd	142,068
13,104		Stockland Trust Group	40,906
18,073		Sydney Airport	103,158
76,149		Telstra Corp Ltd	206,464
85,963		Transurban Group (ASE)	911,078
15,828		Wesfarmers Ltd	423,874
59,464		Westpac Banking Corp	1,166,678
13,665		Woodside Petroleum Ltd	322,234
17,099		Woolworths Ltd	416,880
9,666		WorleyParsons Ltd	105,916
		TOTAL AUSTRALIA	14,421,933
127

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
AUSTRIA - 0.4%
12,339		OMV AG.	$617,407
9,509		Voestalpine AG.	251,032
		TOTAL AUSTRIA	868,439

BELGIUM - 0.6%
9,267		KBC Groep NV	595,848
1,996		Solvay S.A.	204,380
4,172		UCB S.A.	325,318
3,583	e	Umicore S.A.	112,161
		TOTAL BELGIUM	1,237,707

DENMARK - 1.6%
1,979		Christian Hansen Holding	172,800
2,128		Coloplast AS	248,541
2,230		H Lundbeck AS	85,966
1,462		ISS AS	41,001
33,161		Novo Nordisk AS	1,592,369
2,296		Novozymes AS	106,179
6,477	g	Orsted AS	590,411
1,872		Pandora AS	71,758
798		Tryg A.S.	24,356
2,983		Vestas Wind Systems AS	244,789
		TOTAL DENMARK	3,178,170

FINLAND - 0.7%
2,130		Metso Oyj	81,846
23,713		Neste Oil Oyj	784,812
1,105		Nokian Renkaat Oyj	31,679
1,887		Orion Oyj (Class B)	64,555
10,460		Stora Enso Oyj (R Shares)	120,462
10,193		UPM-Kymmene Oyj	274,752
7,768		Wartsila Oyj (B Shares)	97,595
		TOTAL FINLAND	1,455,701

FRANCE - 10.7%
6,382		Accor S.A.	284,714
1,625		Aeroports de Paris	279,353
9,488		Air Liquide	1,309,689
4,415		Atos Origin S.A.	355,014
34,089		AXA S.A.	858,642
6,697		Bouygues S.A.	239,747
5,807		Cap Gemini S.A.	737,282
4,495	e	Casino Guichard Perrachon S.A.	166,197
13,394		CNP Assurances	276,830
18,420		Compagnie de Saint-Gobain	705,644
15,337		Danone	1,331,080
2,238		Eiffage S.A.	221,142
8,292		Essilor International S.A.	1,122,457
1,434		Eurazeo	96,229
999		Gecina S.A.	153,277
10,865		Groupe Eurotunnel S.A.	156,882
2,559		Imerys S.A.	107,194
128

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
2,507		JC Decaux S.A.	$72,179
1,781		Kering	919,906
5,387		Legrand S.A.	379,468
5,616		L’Oreal S.A.	1,502,641
3,157		Michelin (C.G.D.E.) (Class B)	348,998
80,296		Natixis	322,012
31,089		Orange S. A.	460,816
31,579		Peugeot S.A.	745,359
12,448		Renault S.A.	696,438
22,559		Sanofi-Aventis	1,879,883
14,167		Schneider Electric S.A.	1,222,273
760		SEB S.A.	121,564
210		Societe BIC S.A.	14,635
1,203		Teleperformance	252,494
44,354		Total S.A.	2,298,876
863		Unibail-Rodamco-Westfield	115,596
2,068		Unibail-Rodamco-Westfield (Paris)	277,002
8,839		Valeo S.A.	275,445
1,273		Wendel	175,403
6,066	*,g	Worldline S.A.	433,468
		TOTAL FRANCE	20,915,829

GERMANY - 8.3%
3,381		Adidas-Salomon AG.	1,077,671
8,422		Allianz AG.	1,953,979
21,262		BASF SE	1,411,462
12,736		Bayerische Motoren Werke AG.	942,220
2,154		Beiersdorf AG.	249,622
3,628		Brenntag AG.	177,197
3,127		Deutsche Boerse AG.	434,098
17,533		Deutsche Post AG.	570,288
16,972		Deutsche Wohnen AG.	618,937
2,094		Fraport AG. Frankfurt Airport Services Worldwide	174,876
4,384		HeidelbergCement AG.	316,601
7,507		Henkel KGaA	705,291
3,803		Henkel KGaA (Preference)	392,146
1,097		Hochtief AG.	124,310
774		Hugo Boss AG.	48,646
7,252		Merck KGaA	739,659
5,504		Metro Wholesale & Food Specialist AG.	84,662
2,978		MTU Aero Engines Holding AG.	742,108
2,694		Muenchener Rueckver AG.	642,001
1,720		Puma AG. Rudolf Dassler Sport	120,431
18,445		SAP AG.	2,254,643
2,980		Sartorius AG.	602,796
15,908		Siemens AG.	1,731,320
29,922		Telefonica Deutschland Holding AG.	75,555
3,339	*,g	Zalando SE	152,748
		TOTAL GERMANY	16,343,267

HONG KONG - 4.3%
198,517		BOC Hong Kong Holdings Ltd	756,428
171,893		Hang Lung Properties Ltd	404,648
129

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
34,081		Hang Seng Bank Ltd	$810,030
240,485		HKT Trust and HKT Ltd	384,621
400,895		Hong Kong & China Gas Ltd	885,217
74,744		Hong Kong Electric Holdings Ltd	534,215
33,731		Hong Kong Exchanges and Clearing Ltd	1,133,576
39,056		Hysan Development Co Ltd	186,064
74,330		Link REIT	864,545
107,731		MTR Corp	706,982
264,093		PCCW Ltd	150,613
106,058		Shangri-La Asia Ltd	129,038
41,468		Swire Pacific Ltd (Class A)	472,655
99,400		Swire Properties Ltd	358,923
93,284		Techtronic Industries Co	693,720
		TOTAL HONG KONG	8,471,275

IRELAND - 0.4%
13,974		CRH plc	465,060
3,066		Kerry Group plc (Class A)	357,734
		TOTAL IRELAND	822,794

ISRAEL - 0.6%
70,681	*	Bank Hapoalim Ltd	534,528
47,972		Bank Leumi Le-Israel	348,973
8,351	*	Mizrahi Tefahot Bank Ltd	200,378
		TOTAL ISRAEL	1,083,879

ITALY - 1.9%
27,511		Assicurazioni Generali S.p.A.	513,089
468,684		Banca Intesa S.p.A.	1,016,532
197,399		Enel S.p.A.	1,350,332
135,838		Snam Rete Gas S.p.A.	666,933
21,620		Terna Rete Elettrica Nazionale S.p.A.	131,663
		TOTAL ITALY	3,678,549

JAPAN - 23.4%
15,300		Aeon Co Ltd	264,755
3,024		AEON Financial Service Co Ltd	48,784
22,400		Ajinomoto Co, Inc	401,373
6,537		Alfresa Holdings Corp	157,607
2,214		All Nippon Airways Co Ltd	74,312
35,100		Asahi Kasei Corp	357,068
52,500		Astellas Pharma, Inc	744,024
2,700		Benesse Holdings Inc	63,193
1,200		Calbee, Inc	33,854
2,900		Casio Computer Co Ltd	33,084
4,081		Central Japan Railway Co	820,332
45,056		Chubu Electric Power Co, Inc	636,027
11,355		Chugai Pharmaceutical Co Ltd	812,416
2,000		CyberAgent, Inc	80,249
4,927		Dai Nippon Printing Co Ltd	103,342
1,800		Daifuku Co Ltd	98,448
5,675		Daikin Industries Ltd	704,363
21,549		Daiwa House Industry Co Ltd	612,676
130

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE
11,659	Denso Corp	$494,871
5,932	East Japan Railway Co	543,816
8,348	Eisai Co Ltd	451,190
1,100	Fast Retailing Co Ltd	659,807
5,172	Fujitsu Ltd	403,615
6,616	Hankyu Hanshin Holdings, Inc	232,277
6,011	Hino Motors Ltd	48,222
3,200	Hitachi Chemical Co Ltd	87,505
5,200	Hitachi Construction Machinery Co Ltd	121,948
2,300	Hitachi High-Technologies Corp	115,890
17,563	Hitachi Metals Ltd	184,646
45,561	Honda Motor Co Ltd	1,133,581
4,741	Hulic Co Ltd	40,727
79,150	Inpex Holdings, Inc	694,174
11,900	Kajima Corp	153,044
1,100	Kaneka Corp	40,840
2,900	Kansai Paint Co Ltd	57,266
10,400	Kao Corp	759,000
11,900	Kawasaki Heavy Industries Ltd	258,918
28,296	KDDI Corp	738,285
1,500	Keio Corp	92,817
2,273	Keyence Corp	1,304,358
10,300	Kikkoman Corp	468,269
1,465	Kintetsu Corp	69,460
30,400	Komatsu Ltd	679,756
8,900	Konica Minolta Holdings, Inc	73,756
20,172	Kubota Corp	311,164
5,300	Kuraray Co Ltd	62,682
8,800	Kyocera Corp	536,336
9,221	Kyowa Hakko Kogyo Co Ltd	151,971
6,810	Kyushu Electric Power Co, Inc	67,666
2,400	Kyushu Railway Co	68,381
800	Lawson, Inc	39,977
3,100	Lion Corp	60,855
1,000	Marui Co Ltd	21,605
75,179	Mitsubishi Chemical Holdings Corp	533,734
40,279	Mitsubishi Corp	1,081,583
21,326	Mitsubishi Estate Co Ltd	392,546
18,500	Mitsubishi UFJ Lease & Finance Co Ltd	98,035
3,900	Mitsui Chemicals, Inc	89,183
15,500	Mitsui Fudosan Co Ltd	349,900
20,800	Mitsui Trust Holdings, Inc	710,909
14,800	Murata Manufacturing Co Ltd	677,709
3,200	Nabtesco Corp	86,206
11,001	NEC Corp	449,713
5,600	NGK Insulators Ltd	83,288
4,000	NGK Spark Plug Co Ltd	76,378
8,800	Nikon Corp	118,815
3,104	Nintendo Co Ltd	1,141,939
1,800	Nippon Express Co Ltd	101,449
47,554	Nippon Steel Corp	745,035
7,600	Nippon Yusen Kabushiki Kaisha	126,620
8,436	Nisshin Seifun Group, Inc	159,426
131

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
2,413		Nissin Food Products Co Ltd	$149,778
1,162		Nitori Co Ltd	156,714
3,000		Nitto Denko Corp	147,750
6,200		NKSJ Holdings, Inc	256,760
2,500		Nomura Real Estate Holdings, Inc	50,625
9,900		Nomura Research Institute Ltd	175,287
42,512		NTT DoCoMo, Inc	1,019,326
12,285		Obayashi Corp	116,352
2,121		Odakyu Electric Railway Co Ltd	47,354
4,200		Omron Corp	199,821
12,300		Ono Pharmaceutical Co Ltd	223,161
7,182		Oriental Land Co Ltd	947,632
12,200		Osaka Gas Co Ltd	224,121
3,500		Otsuka Corp	138,012
46,006		Panasonic Corp	387,930
34,170		Rakuten, Inc	348,507
27,529		Recruit Holdings Co Ltd	932,200
58,100		Resona Holdings, Inc	236,854
9,000		Santen Pharmaceutical Co Ltd	145,031
3,801		Secom Co Ltd	297,888
6,224		Sekisui Chemical Co Ltd	91,997
9,863	e	Sekisui House Ltd	165,830
17,708		Sharp Corp	222,104
4,700		Shimadzu Corp	112,851
13,068		Shimizu Corp	105,163
7,400		Shin-Etsu Chemical Co Ltd	753,437
5,900		Shionogi & Co Ltd	326,654
10,700		Shiseido Co Ltd	787,355
6,400		Showa Denko KK	171,695
33,580		Softbank Group Corp	1,714,533
400		Sohgo Security Services Co Ltd	19,390
28,615		Sony Corp	1,627,447
1,314		Stanley Electric Co Ltd	32,583
61,400		Sumitomo Chemical Co Ltd	279,997
13,208		Sumitomo Dainippon Pharma Co Ltd	242,560
19,471		Sumitomo Metal Mining Co Ltd	553,054
34,996		Sumitomo Mitsui Financial Group, Inc	1,223,802
11,700		Suntory Beverage & Food Ltd	464,238
5,900		Sysmex Corp	428,358
7,700		T&D Holdings, Inc	86,470
2,900		Teijin Ltd	50,172
1,100		Toho Gas Co Ltd	41,827
10,826		Tokio Marine Holdings, Inc	574,655
4,800		Tokyo Electron Ltd	812,987
7,200		Tokyo Gas Co Ltd	179,724
8,300		Tokyu Corp	145,340
26,100		Toray Industries, Inc	179,554
1,824		Toto Ltd	73,035
1,700		Toyo Suisan Kaisha Ltd	68,362
1,114		Toyoda Gosei Co Ltd	20,487
41,095		Toyota Motor Corp	2,655,279
8,100		Uni-Charm Corp	229,158
4,169		USS Co Ltd	82,559
132

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE
2,700	West Japan Railway Co	$221,014
4,500	Yakult Honsha Co Ltd	253,709
13,800	Yamada Denki Co Ltd	60,871
2,470	Yamaha Corp	116,442
4,486	Yaskawa Electric Corp	148,450
2,898	Yokogawa Electric Corp	51,865
	TOTAL JAPAN	45,873,161

LUXEMBOURG - 0.4%
1,644	Millicom International Cellular S.A.	84,460
7,104	SES Global S.A.	117,647
39,244	Tenaris S.A.	491,687
	TOTAL LUXEMBOURG	693,794

NETHERLANDS - 2.6%
44,792	Aegon NV	220,732
3,491	Akzo Nobel NV	329,391
7,742	ASML Holding NV	1,725,106
4,411	DSM NV	546,470
103,808	ING Groep NV	1,151,827
46,934	Koninklijke KPN NV	133,830
17,607	Koninklijke Philips Electronics NV	825,956
1,766	Koninklijke Vopak NV	87,073
2,186	Randstad Holdings NV	109,724
	TOTAL NETHERLANDS	5,130,109

NEW ZEALAND - 0.3%
16,130	Auckland International Airport Ltd	98,265
5,669	Fisher & Paykel Healthcare Corp	61,105
18,282	Fletcher Building Ltd	59,421
43,147	Meridian Energy Ltd	132,804
12,999	Ryman Healthcare Ltd	109,604
28,106	Telecom Corp of New Zealand Ltd	73,265
	TOTAL NEW ZEALAND	534,464

NORWAY - 1.3%
3,380	Aker BP ASA	95,650
114,260	Norsk Hydro ASA	388,631
22,874	Orkla ASA	194,559
22,369	PAN Fish ASA	537,592
4,269	Schibsted ASA (B Shares)	110,282
45,682	Statoil ASA	819,091
15,619	Telenor ASA	316,487
	TOTAL NORWAY	2,462,292

PORTUGAL - 0.4%
29,601	Energias de Portugal S.A.	108,358
41,998	Galp Energia SGPS S.A.	653,829
2,279	Jeronimo Martins SGPS S.A.	36,774
	TOTAL PORTUGAL	798,961
133

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
SINGAPORE - 1.8%
37,160		Ascendas REIT	$82,502
34,400		CapitaCommercial Trust	51,382
159,523		CapitaLand Ltd	417,921
52,700		CapitaMall Trust	100,155
26,000		City Developments Ltd	182,451
53,491		DBS Group Holdings Ltd	1,019,903
6,146		Jardine Cycle & Carriage Ltd	150,380
90,500		Keppel Corp Ltd	418,176
34,318		Singapore Airlines Ltd	240,267
83,900		Singapore Press Holdings Ltd	134,150
214,525		Singapore Telecommunications Ltd	516,212
32,100		UOL Group Ltd	170,600
		TOTAL SINGAPORE	3,484,099

SOUTH AFRICA - 0.2%
56,689		Investec plc	322,544
		TOTAL SOUTH AFRICA	322,544

SPAIN - 3.3%
12,854		Amadeus IT Holding S.A.	1,004,500
201,375		Banco Bilbao Vizcaya Argentaria S.A.	1,025,343
16,854		Bankinter S.A.	109,328
274,514		CaixaBank S.A.	680,369
5,020		Enagas	109,507
13,892		Ferrovial S.A.	361,383
18,273		Gas Natural SDG S.A.	462,871
134,586		Iberdrola S.A.	1,276,870
2,821	*	Iberdrola S.A. (Interim)	26,765
16,938		Industria De Diseno Textil S.A.	506,824
1,014		Red Electrica Corp S.A.	19,118
55,091		Repsol YPF S.A.	873,788
		TOTAL SPAIN	6,456,666

SWEDEN - 3.1%
14,699		Assa Abloy AB	337,153
11,830		Atlas Copco AB (A Shares)	361,337
8,858		Atlas Copco AB (B Shares)	241,652
22,916		Boliden AB	519,673
3,728		Electrolux AB (Series B)	86,143
10,809		Essity AB	321,060
13,379		Hennes & Mauritz AB (B Shares)	233,264
2,372		Husqvarna AB (B Shares)	21,004
2,585		ICA Gruppen AB	114,838
5,764		Investment AB Kinnevik (B Shares)	146,598
10,878		Investor AB (B Shares)	517,211
12,071		Lundin Petroleum AB	379,677
24,383		Sandvik AB	374,172
46,032		Skandinaviska Enskilda Banken AB (Class A)	432,795
3,114		Skanska AB (B Shares)	58,142
6,548		SKF AB (B Shares)	107,405
56,128		Svenska Handelsbanken AB	505,035
41,538		Swedbank AB (A Shares)	565,653
7,200		Tele2 AB (B Shares)	102,883
134

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
34,057		TeliaSonera AB	$151,508
34,172		Volvo AB (B Shares)	507,629
		TOTAL SWEDEN	6,084,832

SWITZERLAND - 9.1%
51,351		ABB Ltd	969,361
3,348		Adecco S.A.	182,664
15,157	*	Alcon, Inc	877,736
182		Barry Callebaut AG.	355,075
5,996		Clariant AG.	109,565
16,806		Coca-Cola HBC AG.	578,281
193		Givaudan S.A.	513,301
1,245		Kuehne & Nagel International AG.	183,318
2,543		Lonza Group AG.	871,114
48,766		Nestle S.A.	5,173,447
1,262		Phonak Holding AG.	290,205
12,066		Roche Holding AG.	3,229,647
120		SGS S.A.	296,336
2,533		Sika AG.	365,700
8,866		Swiss Re Ltd	858,555
405		Swisscom AG.	196,280
104,428		UBS AG.	1,165,608
2,720		Vifor Pharma AG.	402,577
3,167		Zurich Financial Services AG.	1,101,583
		TOTAL SWITZERLAND	17,720,353

UNITED KINGDOM - 15.4%
54,822		3i Group plc	738,728
24,021		Associated British Foods plc	706,015
3,657		AstraZeneca plc	315,942
40,545		AstraZeneca plc (ADR)	1,760,058
168,521		Aviva plc	827,373
71,379		Barratt Developments plc	557,272
4,806		Berkeley Group Holdings plc	226,040
76,971		British Land Co plc	475,168
359,714		BT Group plc	842,577
8,869		Burberry Group plc	244,552
56,123		CNH Industrial NV	568,273
13,336		Coca-Cola European Partners plc (Class A)	737,214
45,334		Compass Group plc	1,146,973
5,589		Croda International plc	317,477
6,511		DCC plc	549,064
4,188		easyJet plc	49,079
72,558		Informa plc	768,226
10,673		InterContinental Hotels Group plc	741,503
7,419		Intertek Group plc	513,575
94,003		ITV plc	126,260
146,443		J Sainsbury plc	349,447
56,640		John Wood Group plc	364,972
13,198		Johnson Matthey plc	514,615
115,792		Kingfisher plc	312,625
49,298		Land Securities Group plc	477,093
256,849		Legal & General Group plc	814,544
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
11,431		London Stock Exchange Group plc	$918,044
65,650		Marks & Spencer Group plc	165,007
65,090		Meggitt plc	469,712
58,618	g	Merlin Entertainments plc	320,660
25,055		Mondi plc	545,843
102,863		National Grid plc	1,054,270
2,654		Next plc	195,360
45,899		Pearson plc	486,041
64,154		Prudential plc	1,319,919
51,427		RELX plc (London)	1,219,761
45,164		RSA Insurance Group plc	307,177
9,500		Schroders plc	342,700
56,690		Scottish & Southern Energy plc	755,773
33,742		Segro plc	313,069
107,565		Standard Chartered plc	885,228
180,888		Standard Life Aberdeen plc	656,088
215,133		Taylor Wimpey plc	421,517
26,244		Unilever NV	1,521,198
24,107		United Utilities Group plc	230,403
108,253		Vodafone Group plc	197,019
57,369	d	Vodafone Group plc (ADR)	1,039,526
8,289		Whitbread plc	455,343
198,422		WM Morrison Supermarkets plc	468,541
66,389		WPP plc	782,024
		TOTAL UNITED KINGDOM	30,114,888

UNITED STATES - 0.5%
10,697		Ferguson plc	795,993
6,716	*	QIAGEN NV (Turquoise)	254,921
		TOTAL UNITED STATES	1,050,914

		TOTAL COMMON STOCKS	193,204,620
		(Cost $191,887,673)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 1.7%
$3,300,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	3,300,000
		TOTAL GOVERNMENT AGENCY DEBT			3,300,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
167,607	c	State Street Navigator Securities Lending Government Money Market Portfolio			167,607
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			167,607

		TOTAL SHORT-TERM INVESTMENTS			3,467,607
		(Cost $3,467,607)
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

VALUE
TOTAL INVESTMENTS - 100.5%	$196,672,227
(Cost $195,355,280)
OTHER ASSETS & LIABILITIES, NET - (0.5)%	(934,881)
NET ASSETS - 100.0%	$195,737,346

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $417,233.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $1,497,287 or 0.8% of net assets.

Futures contracts outstanding as of July 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	13	09/20/19	$1,236,336	$1,225,445	$(10,891)

137

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$36,967,636	18.9%
INDUSTRIALS	26,972,202	13.8
CONSUMER DISCRETIONARY	22,815,129	11.7
CONSUMER STAPLES	20,706,329	10.6
HEALTH CARE	19,898,587	10.2
MATERIALS	15,706,926	8.0
COMMUNICATION SERVICES	12,223,258	6.2
INFORMATION TECHNOLOGY	11,789,084	6.0
ENERGY	9,618,603	4.9
UTILITIES	8,967,786	4.6
REAL ESTATE	7,539,080	3.8
SHORT-TERM INVESTMENTS	3,467,607	1.8
OTHER ASSETS & LIABILITIES, NET	(934,881)	(0.5)

NET ASSETS	$195,737,346	100.0%
138

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.7%
56,411		Adient plc	$1,339,761
119,334	*	American Axle & Manufacturing Holdings, Inc	1,440,361
184,172		Aptiv plc	16,142,676
132,692		BorgWarner, Inc	5,015,758
51,044		Cooper Tire & Rubber Co	1,374,104
21,867	*	Cooper-Standard Holding, Inc	1,081,979
102,449		Dana Holding Corp	1,711,923
21,558	*	Dorman Products, Inc	1,549,589
2,790,994		Ford Motor Co	26,598,173
32,053	*	Fox Factory Holding Corp	2,566,804
888,512		General Motors Co	35,842,574
186,983		Gentex Corp	5,127,074
33,579	*	Gentherm, Inc	1,373,717
145,260		Goodyear Tire & Rubber Co	1,994,420
118,461		Harley-Davidson, Inc	4,238,534
19,616		LCI Industries, Inc	1,797,414
42,756		Lear Corp	5,420,606
28,052	*	Modine Manufacturing Co	384,873
11,927	*	Motorcar Parts of America, Inc	213,255
19,417		Spartan Motors, Inc	233,392
11,685		Standard Motor Products, Inc	537,627
30,894	*	Stoneridge, Inc	1,006,218
48,457		Tenneco, Inc	438,051
100,652	*,e	Tesla, Inc	24,318,530
37,172		Thor Industries, Inc	2,215,451
12,151		Tower International, Inc	374,251
17,990	*	Visteon Corp	1,185,181
22,202		Winnebago Industries, Inc	894,741
		TOTAL AUTOMOBILES & COMPONENTS	146,417,037

BANKS - 5.9%
9,053		1st Source Corp	425,038
2,914		ACNB Corp	108,692
6,304	*	Allegiance Bancshares, Inc	211,562
13,760	*,e	Amerant Bancorp Inc	252,909
4,388		American National Bankshares, Inc	162,312
42,299		Ameris Bancorp	1,682,231
3,366	*	Ames National Corp	91,925
6,364		Arrow Financial Corp	211,667
141,772		Associated Banc-Corp	3,072,199
48,106	*	Atlantic Capital Bancshares, Inc	884,669
65,534		Atlantic Union Bankshares Corp	2,492,258
58,558	*	Axos Financial, Inc	1,716,335
52,790		Banc of California, Inc	825,108
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,601		Bancfirst Corp	$560,122
74,325		BancorpSouth Bank	2,221,574
4,160		Bank First Corp	240,864
6,162,697		Bank of America Corp	189,071,544
8,806		Bank of Commerce Holdings	94,841
36,335		Bank of Hawaii Corp	3,097,559
6,504		Bank of Marin Bancorp	284,355
50,103		Bank of NT Butterfield & Son Ltd	1,574,737
99,378		Bank OZK	3,038,979
7,113		BankFinancial Corp	95,385
78,805		BankUnited	2,711,680
2,485		Bankwell Financial Group, Inc	69,829
27,463		Banner Corp	1,627,457
7,764		Bar Harbor Bankshares	197,128
6,303	*	Baycom Corp	144,339
550,520		BB&T Corp	28,368,296
5,274		BCB Bancorp, Inc	67,665
37,638		Berkshire Hills Bancorp, Inc	1,234,526
25,223		BOK Financial Corp	2,110,661
47,039		Boston Private Financial Holdings, Inc	542,830
9,958		Bridge Bancorp, Inc	290,873
40,134		Brookline Bancorp, Inc	595,187
9,826		Bryn Mawr Bank Corp	364,348
5,835		Business First Bancshares, Inc	145,525
42,420	*	Byline Bancorp, Inc	810,646
1,500		C&F Financial Corp	81,450
111,048		Cadence BanCorp	1,903,363
2,224	e	Cambridge Bancorp	173,917
7,294		Camden National Corp	326,115
4,137		Capital City Bank Group, Inc	106,817
85,879		Capitol Federal Financial	1,173,107
4,450		Capstar Financial Holdings, Inc	72,090
10,786		Carolina Financial Corp	378,804
16,128	*,e	Carter Bank & Trust	321,754
56,443		Cathay General Bancorp	2,100,808
11,032		CBTX, Inc	332,504
109,613		Centerstate Banks of Florida, Inc	2,665,788
16,071		Central Pacific Financial Corp	473,612
5,526		Central Valley Community Bancorp	114,554
1,597		Century Bancorp, Inc	133,749
1,397		Chemung Financial Corp	60,965
74,696		CIT Group, Inc	3,775,883
1,656,010		Citigroup, Inc	117,841,672
4,874		Citizens & Northern Corp	124,872
332,312		Citizens Financial Group, Inc	12,381,945
8,184		City Holding Co	633,851
5,425		Civista Bancshares, Inc	120,272
7,829		CNB Financial Corp	220,934
4,116		Codorus Valley Bancorp, Inc	96,314
53,818		Columbia Banking System, Inc	2,029,477
69,918	*	Columbia Financial, Inc	1,069,046
115,801		Comerica, Inc	8,476,633
79,439		Commerce Bancshares, Inc	4,832,274
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,521		Commerce Union Bancshares, Inc	$87,532
37,110		Community Bank System, Inc	2,448,889
11,706		Community Bankers Trust Corp	93,180
2,126		Community Financial Corp	69,159
8,262		Community Trust Bancorp, Inc	349,400
16,938		ConnectOne Bancorp, Inc	387,203
43,370		Cullen/Frost Bankers, Inc	4,117,548
42,835	*	Customers Bancorp, Inc	883,258
85,857		CVB Financial Corp	1,889,713
17,313		Dime Community Bancshares	349,376
28,606		Eagle Bancorp, Inc	1,153,108
103,806		East West Bancorp, Inc	4,983,726
3,450	*	Entegra Financial Corp	102,845
5,087		Enterprise Bancorp, Inc	155,408
12,541		Enterprise Financial Services Corp	522,709
30,454	*	Equity Bancshares, Inc	806,726
3,904		ESSA Bancorp, Inc	59,926
72,925	*	Essent Group Ltd	3,366,218
2,367		Evans Bancorp, Inc	87,721
4,971	e	Farmers & Merchants Bancorp, Inc	142,369
11,577		Farmers National Banc Corp	169,140
7,286		FB Financial Corp	276,941
5,114		Federal Agricultural Mortgage Corp (Class C)	395,159
547,147		Fifth Third Bancorp	16,244,794
8,822		Financial Institutions, Inc	271,629
16,068		First Bancorp (NC)	593,552
194,221		First Bancorp (Puerto Rico)	2,089,818
5,552		First Bancorp, Inc	145,518
4,496		First Bancshares, Inc	149,312
22,785		First Busey Corp	615,879
3,142		First Business Financial Services, Inc	74,874
6,136		First Citizens Bancshares, Inc (Class A)	2,865,635
87,439		First Commonwealth Financial Corp	1,204,035
9,068		First Community Bancshares, Inc	299,879
10,819		First Defiance Financial Corp	310,722
70,718		First Financial Bancorp	1,802,602
96,480		First Financial Bankshares, Inc	3,159,720
5,725		First Financial Corp	248,522
3,992		First Financial Northwest, Inc	59,002
15,407		First Foundation, Inc	231,721
2,257		First Guaranty Bancshares, Inc	49,315
99,512		First Hawaiian, Inc	2,662,941
231,164		First Horizon National Corp	3,791,090
2,608		First Internet Bancorp	54,977
15,115		First Interstate Bancsystem, Inc	605,053
28,163		First Merchants Corp	1,109,904
5,319		First Mid-Illinois Bancshares, Inc	181,272
79,039		First Midwest Bancorp, Inc	1,709,614
4,850		First Northwest Bancorp	77,940
12,443		First of Long Island Corp	275,239
122,359		First Republic Bank	12,157,590
31,141		Flagstar Bancorp, Inc	1,073,742
15,021		Flushing Financial Corp	305,828
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
277,902		FNB Corp	$3,348,719
7,225		Franklin Financial Network, Inc	213,138
124,697		Fulton Financial Corp	2,119,849
11,282		German American Bancorp, Inc	355,947
72,085		Glacier Bancorp, Inc	3,021,082
5,718		Great Southern Bancorp, Inc	342,851
46,439		Great Western Bancorp, Inc	1,570,567
1,561		Greene County Bancorp, Inc	43,318
4,475		Guaranty Bancshares, Inc	137,920
74,046		Hancock Holding Co	3,074,390
17,111		Hanmi Financial Corp	367,715
6,936	*	HarborOne Bancorp, Inc	132,824
13,818		Heartland Financial USA, Inc	664,508
19,171		Heritage Commerce Corp	237,145
16,582		Heritage Financial Corp	472,919
65,867		Hilltop Holdings, Inc	1,493,864
667		Hingham Institution for Savings	128,591
2,720		Home Bancorp, Inc	101,619
120,128		Home Bancshares, Inc	2,362,918
15,343	*	HomeStreet, Inc	445,254
8,155		HomeTrust Bancshares, Inc	213,090
109,452		Hope Bancorp, Inc	1,614,417
18,388		Horizon Bancorp	320,319
4,484	*	Howard Bancorp, Inc	66,767
709,035		Huntington Bancshares, Inc	10,103,749
46,494		IBERIABANK Corp	3,653,034
17,628		Independent Bank Corp (MA)	1,370,753
42,274		Independent Bank Corp (MI)	919,037
24,309		Independent Bank Group, Inc	1,380,994
31,262		International Bancshares Corp	1,176,389
4,146		Investar Holding Corp	99,960
200,987		Investors Bancorp, Inc	2,283,212
2,310,820		JPMorgan Chase & Co	268,055,120
63,418		Kearny Financial Corp	846,630
689,639		Keycorp	12,668,668
25,883		Lakeland Bancorp, Inc	423,964
14,003		Lakeland Financial Corp	643,998
4,325		LCNB Corp	77,893
30,857		LegacyTexas Financial Group, Inc	1,318,828
6,707	*,e	LendingTree, Inc	2,163,276
12,400	e	Live Oak Bancshares, Inc	241,428
97,412		M&T Bank Corp	15,999,921
12,254		Macatawa Bank Corp	125,971
3,486	*	Malvern Bancorp, Inc	74,043
8,871		Mercantile Bank Corp	298,066
9,591		Merchants Bancorp	171,583
32,710		Meridian Bancorp, Inc	599,901
15,144		Meta Financial Group, Inc	467,495
5,377	*	Metropolitan Bank Holding Corp	225,673
283,943	*	MGIC Investment Corp	3,648,668
9,191		Midland States Bancorp, Inc	249,260
8,841		Midsouth Bancorp, Inc	108,125
5,843		MidWestOne Financial Group, Inc	181,542
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
69,956	*	Mr Cooper Group, Inc	$532,365
2,434		MutualFirst Financial, Inc	79,324
29,891		National Bank Holdings Corp	1,084,445
2,722		National Bankshares, Inc	99,734
24,023		NBT Bancorp, Inc	929,690
346,276		New York Community Bancorp, Inc	3,992,562
4,841	*	Nicolet Bankshares, Inc	318,102
33,493	*	NMI Holdings, Inc	833,306
3,985		Northeast Bank	87,471
23,045		Northfield Bancorp, Inc	360,654
3,202		Northrim BanCorp, Inc	124,782
60,117		Northwest Bancshares, Inc	1,031,007
3,306		Norwood Financial Corp	114,454
22,996		OceanFirst Financial Corp	561,102
56,581		OFG Bancorp	1,280,428
2,358	e	Ohio Valley Banc Corp	85,029
4,121		Old Line Bancshares, Inc	116,377
141,697		Old National Bancorp	2,495,284
15,107		Old Second Bancorp, Inc	198,506
12,072		Opus Bank	270,534
9,484		Origin Bancorp, Inc	330,138
36,206		Oritani Financial Corp	655,329
3,392		Orrstown Financial Services, Inc	77,575
8,412	*	Pacific Mercantile Bancorp	64,941
36,587		Pacific Premier Bancorp, Inc	1,157,247
100,415		PacWest Bancorp	3,879,031
8,096		Park National Corp	765,801
3,491		Parke Bancorp, Inc	83,679
10,060		PCSB Financial Corp	195,566
10,228		Peapack Gladstone Financial Corp	290,782
1,855		Penns Woods Bancorp, Inc	84,143
33,152		PennyMac Financial Services, Inc	795,980
2,432		Peoples Bancorp of North Carolina, Inc	65,956
7,608		Peoples Bancorp, Inc	246,575
2,907		Peoples Financial Services Corp	140,641
288,677		People’s United Financial, Inc	4,740,076
5,959		People’s Utah Bancorp	180,558
59,836		Pinnacle Financial Partners, Inc	3,634,439
322,977		PNC Financial Services Group, Inc	46,153,413
73,202		Popular, Inc	4,213,507
7,341		Preferred Bank	397,809
5,393		Premier Financial Bancorp, Inc	84,239
54,911		Prosperity Bancshares, Inc	3,810,274
2,406	*	Provident Bancorp, Inc	66,526
33,418		Provident Financial Services, Inc	808,047
4,558		Prudential Bancorp, Inc	83,275
6,598		QCR Holdings, Inc	252,439
159,228		Radian Group, Inc	3,630,398
8,182		RBB Bancorp	164,458
735,694		Regions Financial Corp	11,719,605
24,810		Renasant Corp	890,431
4,080		Republic Bancorp, Inc (Class A)	194,902
28,579	*	Republic First Bancorp, Inc	124,319
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,113		Riverview Bancorp, Inc	$85,961
19,161		S&T Bancorp, Inc	729,459
17,948		Sandy Spring Bancorp, Inc	654,025
24,974	*	Seacoast Banking Corp of Florida	675,297
28,852		ServisFirst Bancshares, Inc	982,699
6,457		Shore Bancshares, Inc	105,895
4,948		Sierra Bancorp	128,994
36,987		Signature Bank	4,714,363
51,339		Simmons First National Corp (Class A)	1,321,979
4,022	*	SmartFinancial, Inc	87,237
30,627		South State Corp	2,452,304
2,602	*	Southern First Bancshares, Inc	106,110
2,640		Southern Missouri Bancorp, Inc	92,004
5,193		Southern National Bancorp of Virginia, Inc	82,673
14,973		Southside Bancshares, Inc	518,365
172,833		Sterling Bancorp/DE	3,776,401
12,468		Stock Yards Bancorp, Inc	476,901
5,685		Summit Financial Group, Inc	151,278
322,115		SunTrust Banks, Inc	21,452,859
37,652	*	SVB Financial Group	8,734,134
120,502		Synovus Financial Corp	4,599,561
53,052	*	TCF Financial Corp	2,230,306
124,693		TCF Financial Corp	2,665,936
3,551		Territorial Bancorp, Inc	102,091
39,697	*	Texas Capital Bancshares, Inc	2,498,132
42,933		TFS Financial Corp	771,077
30,786	*	The Bancorp, Inc	298,008
3,470		Timberland Bancorp, Inc	95,911
8,586		Tompkins Trustco, Inc	703,794
35,509		TowneBank	999,223
30,847		Trico Bancshares	1,164,474
11,899	*	Tristate Capital Holdings, Inc	249,879
9,917	*	Triumph Bancorp, Inc	309,510
138,031		Trustco Bank Corp NY	1,118,051
55,241		Trustmark Corp	1,963,265
34,695		UMB Financial Corp	2,368,281
155,071		Umpqua Holdings Corp	2,707,540
1,840	e	Union Bankshares, Inc	61,070
75,942		United Bankshares, Inc	2,854,660
59,222		United Community Banks, Inc	1,699,671
25,631		United Community Financial Corp	260,924
29,189		United Financial Bancorp, Inc (New)	418,570
7,069		United Security Bancshares	75,780
4,117		Unity Bancorp, Inc	85,263
14,041		Univest Corp of Pennsylvania	385,566
1,047,465		US Bancorp	59,862,625
241,571		Valley National Bancorp	2,695,932
20,169		Veritex Holdings, Inc	516,125
29,173		Walker & Dunlop, Inc	1,701,953
64,136		Washington Federal, Inc	2,346,095
8,058		Washington Trust Bancorp, Inc	404,753
13,159		Waterstone Financial, Inc	222,387
72,662		Webster Financial Corp	3,705,762
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,901,364		Wells Fargo & Co	$140,455,031
27,389		WesBanco, Inc	1,001,890
8,275		West Bancorporation, Inc	175,265
15,693		Westamerica Bancorporation	1,005,921
82,993	*	Western Alliance Bancorp	4,103,174
14,297		Western New England Bancorp, Inc	133,534
41,464		Wintrust Financial Corp	2,966,335
30,988		WSFS Financial Corp	1,312,962
129,048		Zions Bancorporation	5,816,193
		TOTAL BANKS	1,254,484,983

CAPITAL GOODS - 6.9%
400,647		3M Co	70,001,044
92,122		A.O. Smith Corp	4,186,945
27,127		Aaon, Inc	1,378,052
29,134		AAR Corp	1,219,549
55,008		Actuant Corp (Class A)	1,259,683
27,596		Acuity Brands, Inc	3,703,935
25,625		Advanced Drainage Systems, Inc	843,831
103,118	*	Aecom Technology Corp	3,707,092
19,957	*	Aegion Corp	376,189
55,409	*	Aerojet Rocketdyne Holdings, Inc	2,367,072
17,124	*	Aerovironment, Inc	939,251
47,272		AGCO Corp	3,639,944
74,590		Air Lease Corp	3,117,116
59,494		Aircastle Ltd	1,236,880
11,318		Alamo Group, Inc	1,107,919
24,183		Albany International Corp (Class A)	2,079,496
67,229		Allegion plc	6,960,891
4,154		Allied Motion Technologies, Inc	164,665
77,131		Allison Transmission Holdings, Inc	3,544,169
37,736		Altra Holdings, Inc	1,084,155
12,897	*	Ameresco, Inc	183,782
15,949	*	American Woodmark Corp	1,353,273
160,503		Ametek, Inc	14,382,674
16,001		Apogee Enterprises, Inc	649,001
30,024		Applied Industrial Technologies, Inc	1,826,660
301,257		Arconic, Inc	7,543,475
29,766		Arcosa, Inc	1,116,225
21,150		Argan, Inc	870,322
12,841	*	Armstrong Flooring, Inc	107,351
35,004		Armstrong World Industries, Inc	3,420,241
12,100		Astec Industries, Inc	395,549
12,205	*	Astronics Corp	449,632
43,228	*	Atkore International Group, Inc	1,179,692
42,179	*	Axon Enterprise, Inc	2,961,809
24,471		AZZ, Inc	1,139,859
41,380		Barnes Group, Inc	2,153,415
47,463	*	Beacon Roofing Supply, Inc	1,719,584
39,286	*,e	Bloom Energy Corp	410,539
8,167	*	Blue Bird Corp	169,220
26,752	*,e	BlueLinx Holdings, Inc	567,410
36,729	*	BMC Stock Holdings, Inc	776,818
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
379,190		Boeing Co	$129,372,044
24,054		Briggs & Stratton Corp	229,235
113,750	*	Builders FirstSource, Inc	1,954,225
74,862		BWX Technologies, Inc	4,035,810
13,421	e	Caesarstone Sdot-Yam Ltd	188,833
12,384	*	CAI International, Inc	282,355
41,262		Carlisle Cos, Inc	5,950,393
397,276		Caterpillar, Inc	52,309,331
25,000	*	Chart Industries, Inc	1,888,250
9,071	*	CIRCOR International, Inc	344,698
51,341	*	Colfax Corp	1,421,119
12,284		Columbus McKinnon Corp	472,197
24,677		Comfort Systems USA, Inc	1,036,434
13,460	*	Commercial Vehicle Group, Inc	109,295
41,484	*	Continental Building Products, Inc	1,019,677
58,134	*	Cornerstone Building Brands, Inc	338,340
34,362		Crane Co	2,876,099
8,509		CSW Industrials, Inc	600,820
24,760		Cubic Corp	1,639,112
109,973		Cummins, Inc	18,035,572
30,380		Curtiss-Wright Corp	3,855,526
227,929		Deere & Co	37,756,439
100,760		Donaldson Co, Inc	5,032,962
12,144		Douglas Dynamics, Inc	499,118
102,821		Dover Corp	9,958,214
6,486	*	Ducommun, Inc	273,385
9,722	*	DXP Enterprises, Inc	330,062
18,597	*	Dycom Industries, Inc	1,025,811
2,789		Eastern Co	70,450
302,232		Eaton Corp	24,840,448
40,791		EMCOR Group, Inc	3,442,352
440,246		Emerson Electric Co	28,563,160
11,910		Encore Wire Corp	654,097
16,323	*,e	Energous Corp	66,761
22,221	*,e	Energy Recovery, Inc	243,987
31,998		EnerSys	2,179,384
61,427	*	Enphase Energy, Inc	1,729,170
12,073		EnPro Industries, Inc	857,666
22,121		ESCO Technologies, Inc	1,848,431
1,925	e	EVI Industries, Inc	67,606
69,617	*	Evoqua Water Technologies Corp	989,954
390,182		Fastenal Co	12,017,606
57,306		Federal Signal Corp	1,785,082
85,924		Flowserve Corp	4,298,778
89,075		Fluor Corp	2,895,828
207,359		Fortive Corp	15,769,652
99,566		Fortune Brands Home & Security, Inc	5,470,156
6,686	*	Foundation Building Materials, Inc	115,066
26,548		Franklin Electric Co, Inc	1,244,039
86,403	*	Gardner Denver Holdings, Inc	2,848,707
47,078	*	Gates Industrial Corp plc	516,916
29,558		GATX Corp	2,271,828
3,177	*	Gencor Industries, Inc	40,539
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
45,924	*	Generac Holdings, Inc	$3,320,305
180,197		General Dynamics Corp	33,505,830
6,150,705		General Electric Co	64,274,867
17,715	*	Gibraltar Industries, Inc	734,110
22,899	*	GMS, Inc	515,456
30,567		Gorman-Rupp Co	1,015,436
119,062		Graco, Inc	5,724,501
61,615		GrafTech International Ltd	705,492
4,289		Graham Corp	92,857
39,572		Granite Construction, Inc	1,404,806
40,660	*	Great Lakes Dredge & Dock Corp	436,282
25,581		Greenbrier Cos, Inc	739,547
16,682		Griffon Corp	272,751
22,515		H&E Equipment Services, Inc	689,184
54,147	*	Harsco Corp	1,270,289
123,215	*	HD Supply Holdings, Inc	4,991,440
28,889		HEICO Corp	3,950,571
53,961		HEICO Corp (Class A)	5,686,950
16,107		Helios Technologies, Inc	756,385
16,705	*	Herc Holdings, Inc	754,064
62,218		Hexcel Corp	5,086,944
47,052		Hillenbrand, Inc	1,585,182
527,019		Honeywell International, Inc	90,889,697
36,728		Hubbell, Inc	4,770,233
30,676		Huntington Ingalls	7,003,331
2,644		Hurco Cos, Inc	90,398
6,113		Hyster-Yale Materials Handling, Inc	378,028
56,373		IDEX Corp	9,483,066
5,855	*	IES Holdings, Inc	106,034
232,372		Illinois Tool Works, Inc	35,838,734
173,306		Ingersoll-Rand plc	21,431,020
11,105		Insteel Industries, Inc	216,659
60,695		ITT, Inc	3,788,582
94,210		Jacobs Engineering Group, Inc	7,773,267
72,150	*	JELD-WEN Holding, Inc	1,580,806
23,161		John Bean Technologies Corp	2,748,284
641,725		Johnson Controls International plc	27,234,809
6,195		Kadant, Inc	578,985
23,443		Kaman Corp	1,486,286
49,400		Kennametal, Inc	1,708,252
52,787	*	Kratos Defense & Security Solutions, Inc	1,301,200
159,185	*	L3Harris Technologies, Inc	33,046,806
1,917	*	Lawson Products, Inc	80,265
5,409	*	LB Foster Co (Class A)	130,736
24,395		Lennox International, Inc	6,256,830
44,382		Lincoln Electric Holdings, Inc	3,751,167
11,290		Lindsay Corp	1,029,874
177,441		Lockheed Martin Corp	64,263,807
19,317		Luxfer Holdings PLC	382,863
9,749	*	Lydall, Inc	230,076
53,388	*	Manitowoc Co, Inc	958,315
197,471		Masco Corp	8,050,893
17,650	*	Masonite International Corp	940,745
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
41,165	*	Mastec, Inc	$2,112,588
52,007	e	Maxar Technologies, Inc	382,772
38,083	*	Mercury Systems, Inc	3,104,526
54,856	*	Meritor, Inc	1,356,589
37,781	*	Middleby Corp	5,077,011
38,926	*	Milacron Holdings Corp	655,514
6,122		Miller Industries, Inc	191,129
24,373		Moog, Inc (Class A)	1,985,425
51,629	*	MRC Global, Inc	807,478
31,831		MSC Industrial Direct Co (Class A)	2,261,593
56,321		Mueller Industries, Inc	1,700,331
102,742		Mueller Water Products, Inc (Class A)	1,044,886
8,810	*	MYR Group, Inc	318,217
3,530		National Presto Industries, Inc	324,654
28,629	*	Navistar International Corp	894,370
15,855		NN, Inc	130,170
42,164		Nordson Corp	5,972,952
112,799		Northrop Grumman Corp	38,979,950
5,149	*	Northwest Pipe Co	120,281
104,096	*	NOW, Inc	1,275,176
4,455	*	NV5 Holdings, Inc	354,039
124,065		nVent Electric plc	3,075,571
1,285		Omega Flex, Inc	97,737
48,448		Oshkosh Truck Corp	4,048,799
79,055		Owens Corning, Inc	4,585,190
237,749		PACCAR, Inc	16,675,715
88,659		Parker-Hannifin Corp	15,522,418
13,220	*	Parsons Corp	485,306
14,219	*	Patrick Industries, Inc	652,226
122,395		Pentair plc	4,750,150
53,663	*	PGT, Inc	865,048
202,866	*,e	Plug Power, Inc	448,334
6,290		Powell Industries, Inc	232,667
1,077		Preformed Line Products Co	62,218
22,124		Primoris Services Corp	463,719
16,647	*	Proto Labs, Inc	1,732,953
19,158		Quanex Building Products Corp	356,722
107,199		Quanta Services, Inc	4,011,387
20,497		Raven Industries, Inc	742,811
202,203		Raytheon Co	36,859,585
17,248	*	RBC Bearings, Inc	2,806,077
33,248		Regal-Beloit Corp	2,647,206
82,097	*	Resideo Technologies, Inc	1,548,349
36,879	e	REV Group, Inc	537,327
82,974	*	Rexnord Corp	2,430,308
83,406		Rockwell Automation, Inc	13,410,017
73,340		Roper Industries, Inc	26,670,091
17,334		Rush Enterprises, Inc (Class A)	652,798
2,932		Rush Enterprises, Inc (Class B)	115,521
106,535	*	Sensata Technologies Holding plc	5,052,955
32,276		Simpson Manufacturing Co, Inc	1,993,366
33,622	*,e	SiteOne Landscape Supply, Inc	2,483,657
40,142		Snap-On, Inc	6,126,071
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
74,157		Spirit Aerosystems Holdings, Inc (Class A)	$5,698,224
38,672	*	SPX Corp	1,349,653
23,861	*	SPX FLOW, Inc	967,802
7,239		Standex International Corp	509,408
107,472		Stanley Black & Decker, Inc	15,861,792
16,087	*	Sterling Construction Co, Inc	201,409
73,469	*	Sunrun, Inc	1,399,584
23,975	*	Teledyne Technologies, Inc	6,983,438
12,035		Tennant Co	915,984
47,632		Terex Corp	1,450,394
16,855	*	Textainer Group Holdings Ltd	163,999
167,303		Textron, Inc	8,248,038
22,888	*	Thermon Group Holdings	579,982
52,367		Timken Co	2,393,696
29,909		Titan International, Inc	113,056
10,075	*	Titan Machinery, Inc	208,955
79,203		Toro Co	5,767,562
7,869	*	TPI Composites, Inc	201,210
34,528	*	TransDigm Group, Inc	16,761,272
45,624	*	Trex Co, Inc	3,729,762
25,928	*	Trimas Corp	777,581
86,801		Trinity Industries, Inc	1,701,300
46,220		Triton International Ltd	1,528,958
58,488		Triumph Group, Inc	1,417,164
28,202	*	Tutor Perini Corp	368,318
4,906	*	Twin Disc, Inc	59,215
57,713	*	United Rentals, Inc	7,303,580
580,467		United Technologies Corp	77,550,391
112,892	*	Univar, Inc	2,497,171
34,221		Universal Forest Products, Inc	1,383,555
16,779		Valmont Industries, Inc	2,308,790
7,781	*	Vectrus, Inc	314,664
7,165	*	Veritiv Corp	124,814
10,008	*	Vicor Corp	295,836
19,540	*,e	Vivint Solar, Inc	161,205
32,593		W.W. Grainger, Inc	9,485,541
39,948		Wabash National Corp	632,377
38,967	*	WABCO Holdings, Inc	5,159,620
111,202	e	Wabtec Corp	8,638,171
23,425		Watsco, Inc	3,809,373
22,424		Watts Water Technologies, Inc (Class A)	2,081,620
118,218	*	Welbilt, Inc	1,941,140
37,375	*	Wesco Aircraft Holdings, Inc	393,559
28,126	*	WESCO International, Inc	1,427,113
2,164	*	Willis Lease Finance Corp	134,709
18,162	*	Willscot Corp	289,139
37,297		Woodward Governor Co	4,178,756
125,614		Xylem, Inc	10,085,548
		TOTAL CAPITAL GOODS	1,479,747,103

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
55,778		ABM Industries, Inc	2,347,696
33,778	*	Acacia Research (Acacia Technologies)	94,241
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
99,433		ACCO Brands Corp	$972,455
129,255	e	ADT, Inc	820,769
48,256	*	Advanced Disposal Services, Inc	1,562,047
4,343		Barrett Business Services, Inc	380,012
3,767		BG Staffing, Inc	62,608
42,167		Brady Corp (Class A)	2,181,299
49,226	*	BrightView Holdings, Inc	972,706
32,950		Brink’s Co	2,970,772
21,586	*	Casella Waste Systems, Inc (Class A)	941,150
32,525	*	CBIZ, Inc	760,109
15,922	*	Ceco Environmental Corp	146,960
15,071	*	Cimpress NV	1,453,598
61,854		Cintas Corp	16,109,256
37,804	*	Clean Harbors, Inc	2,941,529
147,226	*	Copart, Inc	11,414,432
25,191	*	CoStar Group, Inc	15,502,541
66,196		Covanta Holding Corp	1,139,895
4,475		CRA International, Inc	194,304
27,013		Deluxe Corp	1,205,320
18,634		Ennis, Inc	378,829
84,665		Equifax, Inc	11,776,055
41,740		Exponent, Inc	2,871,712
4,961		Forrester Research, Inc	234,804
6,551	*	Franklin Covey Co	239,111
29,740	*	FTI Consulting, Inc	3,106,343
5,601	*	GP Strategies Corp	88,944
49,548	e	Healthcare Services Group	1,184,693
10,919		Heidrick & Struggles International, Inc	324,294
8,242	*	Heritage-Crystal Clean, Inc	231,188
38,812		Herman Miller, Inc	1,759,736
38,514		HNI Corp	1,318,719
12,082	*	Huron Consulting Group, Inc	736,640
88,348	*	IAA, Inc	4,130,269
10,407		ICF International, Inc	886,572
278,019	*	IHS Markit Ltd	17,909,984
27,397	*	Innerworkings, Inc	100,273
28,270		Insperity, Inc	3,006,514
35,215		Interface, Inc	488,080
88,348		KAR Auction Services, Inc	2,362,426
18,569		Kelly Services, Inc (Class A)	516,775
12,856		Kforce, Inc	438,261
17,697		Kimball International, Inc (Class B)	306,866
26,680		Knoll, Inc	646,990
34,446		Korn/Ferry International	1,353,039
39,816		Manpower, Inc	3,637,192
17,511		Matthews International Corp (Class A)	598,001
13,638		McGrath RentCorp	928,884
15,128	*	Mistras Group, Inc	229,340
25,633		Mobile Mini, Inc	870,497
23,679		MSA Safety, Inc	2,494,583
50,568		Navigant Consulting, Inc	1,231,836
246,437		Nielsen NV	5,707,481
8,365	*	NL Industries, Inc	42,578
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
37,946	*	On Assignment, Inc	$2,392,495
182,036		Pitney Bowes, Inc	737,246
59,629	e	Quad Graphics, Inc	674,404
156,286		Republic Services, Inc	13,854,754
15,209		Resources Connection, Inc	267,678
78,997		Robert Half International, Inc	4,772,209
103,788		Rollins, Inc	3,480,012
41,455		RR Donnelley & Sons Co	83,739
9,805	*	SP Plus Corp	338,567
82,937		Steelcase, Inc (Class A)	1,402,465
63,542	*	Stericycle, Inc	2,920,390
6,434		Systemax, Inc	139,618
40,398	*	Team, Inc	668,991
42,001		Tetra Tech, Inc	3,326,479
132,673		TransUnion	10,983,998
33,491	*	TriNet Group, Inc	2,462,928
27,821	*	TrueBlue, Inc	550,021
12,296		Unifirst Corp	2,420,714
39,116	*,e	Upwork, Inc	643,067
12,067		US Ecology, Inc	767,823
116,378		Verisk Analytics, Inc	17,656,870
14,492		Viad Corp	1,001,977
4,765		VSE Corp	142,759
27,518	*	WageWorks, Inc	1,408,096
306,274		Waste Management, Inc	35,834,058
4,929	*	Willdan Group, Inc	172,416
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	245,414,982

CONSUMER DURABLES & APPAREL - 1.3%
18,049		Acushnet Holdings Corp	461,332
70,259	*	American Outdoor Brands Corp	677,297
6,475		Bassett Furniture Industries, Inc	82,750
54,502	*	Beazer Homes USA, Inc	638,763
61,550		Brunswick Corp	3,025,798
81,438		Callaway Golf Co	1,493,573
98,149	*	Capri Holdings Ltd	3,493,123
27,293		Carter’s, Inc	2,538,795
8,835	*	Cavco Industries, Inc	1,566,887
27,424	*	Century Communities, Inc	756,080
10,630		Clarus Corp	152,753
22,670		Columbia Sportswear Co	2,402,567
47,319	*	CROCS, Inc	1,081,239
5,513		Culp, Inc	99,069
18,257	*	Deckers Outdoor Corp	2,853,204
239,356		DR Horton, Inc	10,993,621
3,637		Escalade, Inc	41,935
39,428		Ethan Allen Interiors, Inc	811,428
4,787		Flexsteel Industries, Inc	87,937
57,082	*,e	Fossil Group, Inc	630,185
103,772	*	Garmin Ltd	8,155,441
40,146	*	G-III Apparel Group Ltd	1,150,584
74,505	*,e	GoPro, Inc	394,131
10,917	*	Green Brick Partners, Inc	102,729
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,083		Hamilton Beach Brands Holding Co	$116,232
231,250		Hanesbrands, Inc	3,720,813
83,133		Hasbro, Inc	10,072,394
19,259	*	Helen of Troy Ltd	2,855,725
6,640		Hooker Furniture Corp	138,444
14,684	*	Installed Building Products, Inc	782,364
17,311	*,e	iRobot Corp	1,265,434
3,431		Johnson Outdoors, Inc	233,274
52,472		KB Home	1,378,439
32,082	*	Kontoor Brands, Inc	940,965
45,145		La-Z-Boy, Inc	1,489,334
89,232		Leggett & Platt, Inc	3,566,603
9,796		Lennar Corp (B Shares)	372,248
201,036		Lennar Corp (Class A)	9,563,283
22,441	*,e	LGI Homes, Inc	1,577,378
3,744		Lifetime Brands, Inc	33,060
84,440	*	Lululemon Athletica, Inc	16,135,640
27,958	*	M/I Homes, Inc	988,874
11,731	*	Malibu Boats, Inc	353,455
6,686		Marine Products Corp	107,377
11,236	*	MasterCraft Boat Holdings, Inc	186,518
261,109	*,e	Mattel, Inc	3,812,191
47,716		MDC Holdings, Inc	1,724,456
24,411	*	Meritage Homes Corp	1,533,255
44,397	*	Mohawk Industries, Inc	5,535,862
20,975		Movado Group, Inc	552,272
2,520		Nacco Industries, Inc (Class A)	133,938
271,513		Newell Rubbermaid, Inc	3,852,769
886,669		Nike, Inc (Class B)	76,280,134
2,169	*	NVR, Inc	7,253,440
16,346		Oxford Industries, Inc	1,196,364
37,469		Polaris Industries, Inc	3,547,190
184,285		Pulte Homes, Inc	5,806,820
48,150		PVH Corp	4,281,498
35,866		Ralph Lauren Corp	3,738,313
58,574	*	Roku, Inc	6,052,451
96,885	*	Skechers U.S.A., Inc (Class A)	3,675,817
31,138		Skyline Corp	887,433
50,941	*	Sonos, Inc	552,710
70,267		Steven Madden Ltd	2,424,914
19,029		Sturm Ruger & Co, Inc	1,075,139
2,932		Superior Uniform Group, Inc	49,903
187,525		Tapestry, Inc	5,800,148
96,173	*	Taylor Morrison Home Corp	2,165,816
26,704	*	Tempur Sealy International, Inc	2,142,195
87,468		Toll Brothers, Inc	3,146,224
21,170	*	TopBuild Corp	1,717,522
133,679	*	TRI Pointe Homes, Inc	1,830,066
31,231		Tupperware Corp	478,147
127,929	*	Under Armour, Inc (Class A)	2,951,322
146,854	*	Under Armour, Inc (Class C)	2,987,010
14,239	*	Unifi, Inc	266,412
8,554	*	Universal Electronics, Inc	366,282
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,709	*	Vera Bradley, Inc	$125,831
220,055		VF Corp	19,230,606
79,959	*	Vista Outdoor, Inc	575,705
42,863		Whirlpool Corp	6,235,709
22,600	*	William Lyon Homes, Inc	443,864
74,976		Wolverine World Wide, Inc	2,035,598
10,976	*,e	YETI Holdings, Inc	381,526
16,438	*	Zagg, Inc	108,984
		TOTAL CONSUMER DURABLES & APPAREL	286,524,911

CONSUMER SERVICES - 2.4%
46,822	*	Adtalem Global Education, Inc	2,217,958
8,703	*	American Public Education, Inc	287,373
174,278		ARAMARK Holdings Corp	6,307,121
39,159		BBX Capital Corp	168,775
605	*	Biglari Holdings, Inc (B Shares)	54,934
23,159		BJ’s Restaurants, Inc	919,412
54,808		Bloomin’ Brands, Inc	933,380
47,511		Boyd Gaming Corp	1,258,566
41,433	*	Bright Horizons Family Solutions	6,300,716
28,632		Brinker International, Inc	1,140,985
368,611	*	Caesars Entertainment Corp	4,364,354
40,625	*	Career Education Corp	770,250
283,717		Carnival Corp	13,399,954
14,241		Carriage Services, Inc	272,288
33,199	*	Carrols Restaurant Group, Inc	309,415
10,670	*	Century Casinos, Inc	105,313
36,491	e	Cheesecake Factory	1,572,032
76,949	*	Chegg, Inc	3,456,549
18,294	*	Chipotle Mexican Grill, Inc (Class A)	14,553,426
24,733		Choice Hotels International, Inc	2,122,339
22,830		Churchill Downs, Inc	2,731,610
9,242	*	Chuy’s Holdings, Inc	218,573
15,982	e	Cracker Barrel Old Country Store, Inc	2,776,233
88,274		Darden Restaurants, Inc	10,730,587
23,509		Dave & Buster’s Entertainment, Inc	955,641
11,085	*	Del Frisco’s Restaurant Group, Inc	88,237
17,977	*	Del Taco Restaurants, Inc	217,881
51,012	*	Denny’s Corp	1,152,361
9,874		Dine Brands Global Inc.	810,557
28,465		Domino’s Pizza, Inc	6,960,546
39,635	*	Drive Shack, Inc	206,895
53,455		Dunkin Brands Group, Inc	4,284,953
12,324	*	El Pollo Loco Holdings, Inc	121,268
52,335	*,e	Eldorado Resorts, Inc	2,361,355
1,317	*,e	Empire Resorts, Inc	12,867
138,810		Extended Stay America, Inc	2,320,903
13,720	*	Fiesta Restaurant Group, Inc	131,026
59,263	*	frontdoor, Inc	2,704,763
10,687	*	Golden Entertainment, Inc	149,832
3,415		Graham Holdings Co	2,536,423
36,841	*	Grand Canyon Education, Inc	4,007,196
144,126		H&R Block, Inc	3,990,849
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
11,282	*	Habit Restaurants, Inc	$112,820
58,810	*	Hilton Grand Vacations, Inc	1,923,087
205,490		Hilton Worldwide Holdings, Inc	19,840,060
58,302	*	Houghton Mifflin Harcourt Co	341,067
27,534		Hyatt Hotels Corp	2,129,755
68,087	e	International Game Technology plc	908,961
13,482		International Speedway Corp (Class A)	607,769
6,138	*	J Alexander’s Holdings, Inc	66,106
24,202		Jack in the Box, Inc	1,738,430
42,184	*	K12, Inc	1,259,192
246,921		Las Vegas Sands Corp	14,923,905
79,053	*	Laureate Education, Inc	1,295,679
11,160	*	Lindblad Expeditions Holdings, Inc	210,143
202,747		Marriott International, Inc (Class A)	28,193,998
28,808		Marriott Vacations Worldwide Corp	2,945,042
554,464		McDonald’s Corp	116,836,654
371,963		MGM Resorts International	11,166,329
5,998	*	Monarch Casino & Resort, Inc	282,326
1,517		Nathan’s Famous, Inc	107,115
10,030	*,e	Noodles & Co	74,322
152,992	*	Norwegian Cruise Line Holdings Ltd	7,563,925
32,278	*,e	OneSpaWorld Holdings Ltd	505,474
15,209	e	Papa John’s International, Inc	675,584
84,521	*	Penn National Gaming, Inc	1,649,850
62,826	*	Planet Fitness, Inc	4,941,893
12,084	*	PlayAGS, Inc	226,696
17,426	*	Potbelly Corp	72,492
4,928		RCI Hospitality Holdings, Inc	83,530
7,293	*	Red Lion Hotels Corp	49,519
17,963	*	Red Robin Gourmet Burgers, Inc	593,138
42,685		Red Rock Resorts, Inc	889,555
27,918	*	Regis Corp	510,899
120,541		Royal Caribbean Cruises Ltd	14,023,740
16,648		Ruth’s Chris Steak House, Inc	370,751
62,348	*	Scientific Games Corp (Class A)	1,275,017
38,900	*	SeaWorld Entertainment, Inc	1,189,173
118,252		Service Corp International	5,456,147
98,902	*	ServiceMaster Global Holdings, Inc	5,264,553
21,242	*	Shake Shack, Inc	1,585,928
52,487		Six Flags Entertainment Corp	2,772,888
21,560	*,e	Sotheby’s (Class A)	1,287,348
9,924		Speedway Motorsports, Inc	196,495
862,451		Starbucks Corp	81,665,485
15,916		Strategic Education, Inc	2,832,889
23,473	*,e	Target Hospitality Corp	199,521
45,694		Texas Roadhouse, Inc (Class A)	2,523,680
14,842	e	Twin River Worldwide Holdings Inc	391,680
28,660		Vail Resorts, Inc	7,065,263
24,802	*	Weight Watchers International, Inc	536,963
105,194		Wendy’s	1,913,479
23,960		Wingstop, Inc	2,290,336
58,946		Wyndham Destinations, Inc	2,773,999
70,289		Wyndham Hotels & Resorts, Inc	3,974,843
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
68,819		Wynn Resorts Ltd	$8,951,287
259,093		Yum China Holdings, Inc	11,788,732
220,099		Yum! Brands, Inc	24,765,540
		TOTAL CONSUMER SERVICES	517,806,748

DIVERSIFIED FINANCIALS - 3.7%
35,099		Affiliated Managers Group, Inc	3,011,143
19,156		AG Mortgage Investment Trust	313,392
356,406		AGNC Investment Corp	6,108,799
285,187		Ally Financial, Inc	9,385,504
495,091		American Express Co	61,574,468
97,743		Ameriprise Financial, Inc	14,222,584
974,714		Annaly Capital Management, Inc	9,308,519
92,233		Anworth Mortgage Asset Corp	355,097
91,476		Apollo Commercial Real Estate Finance, Inc	1,721,578
18,424		Ares Commercial Real Estate Corp	279,492
45,717		Ares Management Corp	1,337,222
25,578	e	Arlington Asset Investment Corp (Class A)	168,303
59,834	*	ARMOUR Residential REIT, Inc	1,069,234
25,768		Artisan Partners Asset Management, Inc	762,475
2,450	e	Associated Capital Group, Inc	91,556
210,308		AXA Equitable Holdings, Inc	4,727,724
12,562		B. Riley Financial, Inc	236,919
16,791		Banco Latinoamericano de Exportaciones S.A. (Class E)	352,947
609,921		Bank of New York Mellon Corp	28,617,493
160,055		BGC Partners, Inc (Class A)	881,903
84,828		BlackRock, Inc	39,672,359
75,537		Blackstone Mortgage Trust, Inc	2,683,074
39,851	*	Blucora, Inc	1,193,139
76,771		Brightsphere Investment Group, Inc	821,450
63,923	*	Cannae Holdings, Inc	1,850,571
334,136		Capital One Financial Corp	30,880,849
51,594		Capstead Mortgage Corp	434,937
80,399		CBOE Holdings, Inc	8,788,415
859,213		Charles Schwab Corp	37,135,186
47,113		Cherry Hill Mortgage Investment Corp	729,780
138,953		Chimera Investment Corp	2,679,014
255,325		CME Group, Inc	49,640,286
25,360		Cohen & Steers, Inc	1,328,103
79,651		Colony Credit Real Estate, Inc	1,290,346
15,293	*	Cowen Group, Inc	268,545
7,887	*	Credit Acceptance Corp	3,770,223
6,319	*	Curo Group Holdings Corp	78,482
2,676		Diamond Hill Investment Group, Inc	377,182
236,354		Discover Financial Services	21,210,408
18,466	*	Donnelley Financial Solutions, Inc	251,692
16,169		Dynex Capital, Inc	263,555
166,609		E*TRADE Financial Corp	8,128,853
78,465		Eaton Vance Corp	3,491,693
26,365	*	Elevate Credit, Inc	109,678
19,385		Ellington Financial Inc	338,850
13,602	*,e	Encore Capital Group, Inc	489,400
20,051	*	Enova International, Inc	540,374
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
24,561		Evercore Partners, Inc (Class A)	$2,121,334
25,385		Exantas Capital Corp	284,058
27,938	*	Ezcorp, Inc (Class A)	275,189
25,551		Factset Research Systems, Inc	7,085,292
76,506		Federated Investors, Inc (Class B)	2,658,584
152,235		FGL Holdings	1,240,715
32,718		FirstCash, Inc	3,292,740
10,557	*	Focus Financial Partners, Inc	294,646
217,001		Franklin Resources, Inc	7,080,743
20,991	e	Gain Capital Holdings, Inc	89,422
2,450		GAMCO Investors, Inc (Class A)	49,735
235,773		Goldman Sachs Group, Inc	51,900,710
53,217		Granite Point Mortgage Trust, Inc	1,016,445
8,685		Great Ajax Corp	120,808
35,493	*	Green Dot Corp	1,799,140
22,909		Greenhill & Co, Inc	380,289
7,544		Hamilton Lane, Inc	442,833
27,890		Houlihan Lokey, Inc	1,282,940
52,337		Interactive Brokers Group, Inc (Class A)	2,682,795
400,994		IntercontinentalExchange Group, Inc	35,231,333
10,594	*	INTL FCStone, Inc	432,023
282,214		Invesco Ltd	5,415,687
98,104		Invesco Mortgage Capital, Inc	1,616,754
117,106		Janus Henderson Group plc	2,350,317
185,369		Jefferies Financial Group, Inc	3,953,921
32,622		KKR Real Estate Finance Trust, Inc	653,419
77,355		Ladder Capital Corp	1,301,885
67,587		Ladenburg Thalmann Financial Services, Inc	208,844
77,803		Lazard Ltd (Class A)	3,011,754
48,355		Legg Mason, Inc	1,821,049
43,832	*	LendingClub Corp	647,837
61,306		LPL Financial Holdings, Inc	5,141,734
25,594		MarketAxess Holdings, Inc	8,626,202
3,189		Marlin Business Services Corp	74,017
363,947		MFA Mortgage Investments, Inc	2,613,139
36,381		Moelis & Co	1,325,724
118,240		Moody’s Corp	25,343,562
852,720		Morgan Stanley	37,997,203
13,003		Morningstar, Inc	1,976,196
58,626		MSCI, Inc (Class A)	13,322,172
84,190		NASDAQ OMX Group, Inc	8,113,390
158,729		Navient Corp	2,246,015
11,109		Nelnet, Inc (Class A)	694,979
273,971		New Residential Investment Corp	4,298,605
60,343		New York Mortgage Trust, Inc	368,696
17,297	*	NewStar Financial, Inc	4,489
144,401		Northern Trust Corp	14,151,298
11,965		Och-Ziff Capital Management Group LLC	278,545
32,979	*	On Deck Capital, Inc	118,065
59,602		OneMain Holdings, Inc	2,470,503
5,009		Oppenheimer Holdings, Inc	145,962
41,882		Orchid Island Capital, Inc	259,250
37,535		PennyMac Mortgage Investment Trust	826,896
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,064		Pico Holdings, Inc	$121,726
15,025		Piper Jaffray Cos	1,161,433
20,764		PJT Partners, Inc	875,410
26,014	*	PRA Group, Inc	809,816
8,894		Pzena Investment Management, Inc (Class A)	72,397
87,432		Raymond James Financial, Inc	7,053,139
11,425		Ready Capital Corp	175,602
91,419		Redwood Trust, Inc	1,546,809
5,910	*	Regional Management Corp	142,608
177,942		S&P Global, Inc	43,586,893
15,419	*	Safeguard Scientifics, Inc	180,094
101,353		Santander Consumer USA Holdings, Inc	2,727,409
97,370		SEI Investments Co	5,802,278
3,406		Silvercrest Asset Management Group, Inc	48,808
291,155		SLM Corp	2,652,422
175,214		Starwood Property Trust, Inc	4,070,221
271,991		State Street Corp	15,799,957
52,897		Stifel Financial Corp	3,163,770
492,725		Synchrony Financial	17,678,973
168,643		T Rowe Price Group, Inc	19,122,430
197,912		TD Ameritrade Holding Corp	10,113,303
14,837		TPG RE Finance Trust, Inc	293,031
183,272		Two Harbors Investment Corp	2,466,841
46,547		Virtu Financial, Inc	1,009,139
3,892		Virtus Investment Partners, Inc	417,067
107,581		Voya Financial, Inc	6,042,825
46,753		Waddell & Reed Financial, Inc (Class A)	818,178
24,220		Western Asset Mortgage Capital Corp	246,075
5,515		Westwood Holdings Group, Inc	172,620
65,487		WisdomTree Investments, Inc	406,019
3,309	*	World Acceptance Corp	419,350
		TOTAL DIVERSIFIED FINANCIALS	783,309,322

ENERGY - 4.5%
98,619	*	Abraxas Petroleum Corp	85,838
359,437		Anadarko Petroleum Corp	26,476,129
161,291	e	Antero Midstream Corp	1,470,974
159,817	*	Antero Resources Corp	736,756
256,837		Apache Corp	6,271,960
62,566	*	Apergy Corp	2,035,272
12,389		Arch Coal, Inc	1,104,603
86,405		Archrock, Inc	948,727
17,293	*	Ardmore Shipping Corp	126,931
355,241		Baker Hughes a GE Co	9,019,569
35,807		Berry Petroleum Co LLC	350,909
12,844	*	Bonanza Creek Energy, Inc	279,999
11,462	*	Brigham Minerals, Inc	245,860
44,701	*	C&J Energy Services, Inc	489,029
312,867		Cabot Oil & Gas Corp	5,994,532
30,783	*	Cactus, Inc	904,097
19,775	*,e	California Resources Corp	302,755
129,423	*,e	Callon Petroleum Co	636,761
80,848	*,e	Carrizo Oil & Gas, Inc	770,481
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
158,201	*	Centennial Resource Development, Inc	$941,296
159,895	*	Cheniere Energy, Inc	10,417,159
726,489	*,e	Chesapeake Energy Corp	1,314,945
1,372,098		Chevron Corp	168,918,985
68,600		Cimarex Energy Co	3,475,962
70,718	*	Clean Energy Fuels Corp	188,817
131,805	*	CNX Resources Corp	1,083,437
142,267		Concho Resources, Inc	13,896,641
820,443		ConocoPhillips	48,471,772
29,581	*	CONSOL Energy, Inc	635,696
63,518	*	Continental Resources, Inc	2,360,964
13,475	*	Contura Energy Inc	482,809
18,547	*,e	Covia Holdings Corp	32,272
9,366		CVR Energy, Inc	497,054
52,925		Delek US Holdings, Inc	2,280,009
471,080	*,e	Denbury Resources, Inc	532,320
296,118	*	Devon Energy Corp	7,995,186
51,733		DHT Holdings, Inc	292,291
38,426	*,e	Diamond Offshore Drilling, Inc	347,371
117,537		Diamondback Energy, Inc	12,156,852
14,449		DMC Global, Inc	754,816
14,063	*	Dorian LPG Ltd	128,676
21,805	*	Dril-Quip, Inc	1,147,379
10,934	*	Earthstone Energy, Inc	47,891
61,062	*,e	Energy Fuels, Inc	111,133
413,547		EOG Resources, Inc	35,503,010
199,464		EQT Corp	3,013,901
160,200		Equitrans Midstream Corp	2,657,718
14,195	*	Era Group, Inc	146,492
18,488		Evolution Petroleum Corp	112,777
18,645	*	Exterran Corp	254,504
137,437	*,e	Extraction Oil & Gas, Inc	509,891
3,044,246	d	Exxon Mobil Corp	226,370,132
27,602	e	Falcon Minerals Corp	218,332
152,912	*	Forum Energy Technologies, Inc	400,629
29,896	*	Frank’s International NV	170,407
58,721	*	FTS International, Inc	233,122
30,698		GasLog Ltd	437,140
55,223		Golar LNG Ltd	935,478
53,948		Green Plains Renewable Energy, Inc	544,335
151,931	*	Gulfport Energy Corp	574,299
7,725		Hallador Energy Co	41,406
596,672		Halliburton Co	13,723,456
91,452	*	Helix Energy Solutions Group, Inc	801,120
81,175		Helmerich & Payne, Inc	4,032,774
192,190		Hess Corp	12,461,600
71,409	*	HighPoint Resources Corp	89,261
102,198		HollyFrontier Corp	5,086,394
25,299	*	Independence Contract Drilling, Inc	33,395
15,991	*	International Seaways, Inc	272,007
330	*	Isramco, Inc	39,669
71,467	*,e	Jagged Peak Energy, Inc	524,568
31,781	*	Keane Group, Inc	199,903
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,377,140		Kinder Morgan, Inc	$28,396,627
29,441	*	KLX Energy Services Holdings, Inc	462,813
192,581		Kosmos Energy Ltd	1,157,412
290,729	*	Laredo Petroleum Holdings, Inc	965,220
25,902	e	Liberty Oilfield Services, Inc	366,513
72,043	*	Magnolia Oil & Gas Corp	805,441
4,924		Mammoth Energy Services, Inc	31,908
552,031		Marathon Oil Corp	7,767,076
467,326		Marathon Petroleum Corp	26,352,513
62,707	*	Matador Resources Co	1,105,524
14,345	*	Matrix Service Co	263,518
176,366	*	McDermott International, Inc	1,132,270
5,842	*	Midstates Petroleum Co, Inc	26,581
3,782	*,e	Montage Resources Corp	12,632
101,158		Murphy Oil Corp	2,431,838
287,438		Nabors Industries Ltd	850,816
256,310		National Oilwell Varco, Inc	6,105,304
6,426	*	Natural Gas Services Group, Inc	103,073
6,147	*	NCS Multistage Holdings, Inc	19,732
50,833	*	Newpark Resources, Inc	387,856
19,146	*	Nine Energy Service, Inc	246,409
468,553	*	Noble Corp plc	1,044,873
316,714		Noble Energy, Inc	6,993,045
59,980	e	Nordic American Tanker Shipping	121,160
78,509	*	Northern Oil And Gas, Inc	127,185
285,503	*	Oasis Petroleum, Inc	1,390,400
538,317		Occidental Petroleum Corp	27,647,961
56,126	*	Oceaneering International, Inc	867,147
37,144	*	Oil States International, Inc	554,188
297,840		ONEOK, Inc	20,872,627
25,842	*	Overseas Shipholding Group, Inc	50,392
21,255	*	Pacific Drilling SA	199,797
9,875		Panhandle Oil and Gas, Inc (Class A)	116,624
47,820	*	Par Pacific Holdings, Inc	1,102,729
190,516	*	Parsley Energy, Inc	3,160,660
134,449		Patterson-UTI Energy, Inc	1,563,642
84,347		PBF Energy, Inc	2,355,812
40,863	*	PDC Energy, Inc	1,173,994
49,634		Peabody Energy Corp	1,045,292
8,042	*	Penn Virginia Corp	275,358
324,866		Phillips 66	33,318,257
118,662		Pioneer Natural Resources Co	16,380,102
41,906	*	ProPetro Holding Corp	759,756
229,802	*	Questar Market Resources, Inc	1,137,520
210,113	e	Range Resources Corp	1,195,543
23,028	*	Renewable Energy Group, Inc	312,951
3,133	*	Rex American Resources Corp	233,722
9,218	*	RigNet, Inc	80,473
61,419	*	Ring Energy, Inc	150,477
34,279	e	RPC, Inc	211,844
21,991	*	SandRidge Energy, Inc	148,439
994,131		Schlumberger Ltd	39,735,416
45,437		Scorpio Tankers, Inc	1,190,904
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
19,352	*	SEACOR Holdings, Inc	$921,929
8,251	*	SEACOR Marine Holdings, Inc	116,174
51,332	*	Select Energy Services, Inc	522,046
84,693		SemGroup Corp	1,073,060
89,233		Ship Finance International Ltd	1,173,414
3,507	*	SilverBow Resources, Inc	36,438
70,325		SM Energy Co	701,140
15,317	*,e	Smart Sand, Inc	35,995
51,656		Solaris Oilfield Infrastructure, Inc	739,197
372,511	*	Southwestern Energy Co	819,524
269,860	*	SRC Energy, Inc	1,101,029
325,863	*	Superior Energy Services	295,623
11,179	*	Talos Energy, Inc	230,064
150,350		Targa Resources Investments, Inc	5,850,119
32,401	e	Teekay Corp	147,749
105,010		Teekay Tankers Ltd (Class A)	129,162
110,593	*,e	Tellurian, Inc	682,359
74,342	*	Tetra Technologies, Inc	115,974
14,809	*	Tidewater, Inc	340,459
330,316	*	Transocean Ltd (NYSE)	2,008,321
36,658	*	Unit Corp	238,277
75,588	*,e	Uranium Energy Corp	74,862
84,372	e	US Silica Holdings, Inc	1,169,396
301,041		Valero Energy Corp	25,663,745
62,041	*	W&T Offshore, Inc	278,564
91,912	*,e	Whiting Petroleum Corp	1,625,004
851,020		Williams Cos, Inc	20,969,133
62,394		World Fuel Services Corp	2,435,862
300,068	*	WPX Energy, Inc	3,132,710
		TOTAL ENERGY	963,287,330

FOOD & STAPLES RETAILING - 1.3%
15,325		Andersons, Inc	411,476
23,087		Casey’s General Stores, Inc	3,738,016
10,609	*	Chefs’ Warehouse Holdings, Inc	386,910
315,682		Costco Wholesale Corp	87,011,430
8,756		Ingles Markets, Inc (Class A)	275,639
566,401		Kroger Co	11,985,045
10,727	*	Natural Grocers by Vitamin C	98,367
71,924	*	Performance Food Group Co	3,153,867
14,066		Pricesmart, Inc	858,026
91,332	*,e	Rite Aid Corp	636,584
22,179		Spartan Stores, Inc	262,156
94,195	*	Sprouts Farmers Market, Inc	1,594,721
339,073		Sysco Corp	23,250,236
58,226	*	United Natural Foods, Inc	574,108
146,623	*	US Foods Holding Corp	5,186,056
4,388		Village Super Market (Class A)	109,832
552,752		Walgreens Boots Alliance, Inc	30,119,457
1,013,399		Walmart, Inc	111,858,981
8,321		Weis Markets, Inc	303,300
		TOTAL FOOD & STAPLES RETAILING	281,814,207
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FOOD, BEVERAGE & TOBACCO - 3.5%
72,443	*,e	22nd Century Group, Inc	$115,184
1,515		Alico, Inc	48,328
1,349,613		Altria Group, Inc	63,526,284
395,431		Archer Daniels Midland Co	16,244,305
58,108	e	B&G Foods, Inc (Class A)	1,062,214
6,927	*,e	Beyond Meat, Inc	1,361,225
5,117	*	Boston Beer Co, Inc (Class A)	2,007,501
35,445		Brown-Forman Corp (Class A)	1,891,345
122,873		Brown-Forman Corp (Class B)	6,734,669
100,045		Bunge Ltd	5,845,629
14,630		Calavo Growers, Inc	1,293,877
29,725		Cal-Maine Foods, Inc	1,182,163
124,432		Campbell Soup Co	5,144,019
4,574		Coca-Cola Bottling Co Consolidated	1,342,606
2,763,725		Coca-Cola Co	145,454,847
342,509		ConAgra Brands, Inc	9,888,235
113,451		Constellation Brands, Inc (Class A)	22,329,426
8,095	*	Craft Brewers Alliance, Inc	127,172
119,696	*	Darling International, Inc	2,433,420
99,683		Dean Foods Co	144,540
6,646	*	Farmer Bros Co	107,931
151,081		Flowers Foods, Inc	3,580,620
21,115		Fresh Del Monte Produce, Inc	640,418
13,444	*	Freshpet, Inc	606,997
421,372		General Mills, Inc	22,379,067
62,127	*	Hain Celestial Group, Inc	1,352,505
103,358		Hershey Co	15,683,543
184,393	e	Hormel Foods Corp	7,558,269
60,532	*	Hostess Brands, Inc	854,712
46,039		Ingredion, Inc	3,558,354
13,534		J&J Snack Foods Corp	2,515,159
77,746		J.M. Smucker Co	8,644,578
5,079		John B. Sanfilippo & Son, Inc	441,416
166,958		Kellogg Co	9,720,295
125,943		Keurig Dr Pepper, Inc	3,544,036
446,752		Kraft Heinz Co	14,300,532
101,802		Lamb Weston Holdings, Inc	6,832,950
16,159		Lancaster Colony Corp	2,517,895
14,640	*	Landec Corp	163,529
10,216		Limoneira Co	202,175
86,589		McCormick & Co, Inc	13,727,820
7,667	e	MGP Ingredients, Inc	383,273
116,597		Molson Coors Brewing Co (Class B)	6,295,072
1,026,567		Mondelez International, Inc	54,911,069
280,017	*	Monster Beverage Corp	18,052,696
13,534	e	National Beverage Corp	589,135
51,590	*,e	New Age Beverages Corp	192,947
1,008,336		PepsiCo, Inc	128,875,424
1,115,168		Philip Morris International, Inc	93,239,196
57,747	*	Pilgrim’s Pride Corp	1,562,634
45,933	*	Post Holdings, Inc	4,924,936
24,294	*	Primo Water Corp	358,822
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
21,673	*,e	Pyxus International, Inc	$309,274
12,701		Sanderson Farms, Inc	1,664,085
208		Seaboard Corp	848,981
4,092	*	Seneca Foods Corp	129,225
62,229	*	Simply Good Foods Co	1,694,496
17,191	e	Tootsie Roll Industries, Inc	642,256
41,423	*	TreeHouse Foods, Inc	2,458,041
2,699	e	Turning Point Brands, Inc	100,214
206,538		Tyson Foods, Inc (Class A)	16,419,771
25,766		Universal Corp	1,533,077
103,921		Vector Group Ltd	1,200,288
		TOTAL FOOD, BEVERAGE & TOBACCO	743,494,702

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
1,239,619		Abbott Laboratories	107,970,815
31,724	*	Abiomed, Inc	8,837,037
61,947	*	Acadia Healthcare Co, Inc	1,978,587
77,257	*	Accuray, Inc	319,844
4,902	*	Addus HomeCare Corp	395,052
55,770	*	Align Technology, Inc	11,660,392
103,626	*	Allscripts Healthcare Solutions, Inc	1,067,348
21,812	*	Amedisys, Inc	3,007,657
7,363	*	American Renal Associates Holdings, Inc	56,695
113,139		AmerisourceBergen Corp	9,860,064
42,001	*	AMN Healthcare Services, Inc	2,242,013
21,854	*	Angiodynamics, Inc	445,385
77,964	*,e	Antares Pharma, Inc	248,705
185,776		Anthem, Inc	54,731,467
15,363	*,e	Apollo Medical Holdings, Inc	235,054
18,566	*	AtriCure, Inc	595,597
895		Atrion Corp	688,702
42,404	*	Avanos Medical, Inc	1,726,691
48,972	*	AxoGen, Inc	880,517
10,982	*,e	Axonics Modulation Technologies, Inc	403,039
345,395		Baxter International, Inc	29,002,818
189,535		Becton Dickinson & Co	47,914,448
66,882	*	BioScrip, Inc	189,276
74,283	*,e	BioSig Technologies Inc	557,865
23,156	*	BioTelemetry, Inc	1,087,174
987,590	*	Boston Scientific Corp	41,933,071
119,686	*	Brookdale Senior Living, Inc	932,354
26,893		Cantel Medical Corp	2,481,686
209,453		Cardinal Health, Inc	9,578,286
33,385	*	Cardiovascular Systems, Inc	1,530,035
40,860	*	Castlight Health, Inc	65,785
287,999	*	Centene Corp	15,001,868
232,115		Cerner Corp	16,631,040
65,503	*	Cerus Corp	383,193
10,737		Chemed Corp	4,352,672
265,517		Cigna Corp	45,116,649
6,695		Computer Programs & Systems, Inc	172,798
168,061	*,e	ConforMIS, Inc	463,848
22,398		Conmed Corp	1,956,465
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
33,940		Cooper Cos, Inc	$11,451,356
209,939	*,e	Corindus Vascular Robotics, Inc	531,146
6,367	*	Corvel Corp	542,468
69,303	*	Covetrus, Inc	1,640,402
21,782	*	Cross Country Healthcare, Inc	206,711
17,940	*	CryoLife, Inc	517,031
15,737	*,e	CryoPort, Inc	322,136
7,473	*	Cutera, Inc	191,010
929,985		CVS Health Corp	51,958,262
18,074	*,e	CytoSorbents Corp	126,879
457,068		Danaher Corp	64,218,054
85,619	*	DaVita, Inc	5,124,297
153,876		Dentsply Sirona, Inc	8,378,548
60,482	*	DexCom, Inc	9,487,811
34,395	*	Diplomat Pharmacy, Inc	181,262
150,326	*	Edwards Lifesciences Corp	31,996,889
67,146		Encompass Health Corp	4,286,601
44,051		Ensign Group, Inc	2,654,513
25,112	*	Enzo Biochem, Inc	98,188
84,675	*	Evolent Health, Inc	577,483
27,674	*	Genesis Health Care, Inc	32,379
28,490	*	GenMark Diagnostics, Inc	178,347
29,323	*	Glaukos Corp	2,395,103
56,139	*	Globus Medical, Inc	2,558,816
24,506	*	Guardant Health, Inc	2,303,319
38,594	*	Haemonetics Corp	4,711,556
25,810	*	Hanger Orthopedic Group, Inc	445,223
193,748		HCA Healthcare, Inc	25,867,295
37,490	*	HealthEquity, Inc	3,073,430
15,201		HealthStream, Inc	429,276
104,292	*	Henry Schein, Inc	6,939,590
3,685	*	Heska Corp	295,316
45,033		Hill-Rom Holdings, Inc	4,802,319
62,465	*	HMS Holdings Corp	2,180,028
191,608	*	Hologic, Inc	9,819,910
96,731		Humana, Inc	28,704,924
13,743	*	ICU Medical, Inc	3,496,769
61,578	*	IDEXX Laboratories, Inc	17,368,075
10,894	*	Inogen, Inc	669,981
36,039	*,e	Inovalon Holdings, Inc	540,585
16,460	*	Inspire Medical Systems, Inc	1,113,190
44,244	*	Insulet Corp	5,439,357
27,315	*	Integer Holding Corp	2,390,882
55,133	*	Integra LifeSciences Holdings Corp	3,494,881
13,407	*	IntriCon Corp	241,058
82,054	*	Intuitive Surgical, Inc	42,627,874
22,488		Invacare Corp	120,311
14,733	*	iRhythm Technologies, Inc	1,224,902
33,790	*,e	Joint Corp	624,439
69,490	*	Laboratory Corp of America Holdings	11,640,965
18,561	*	Lantheus Holdings, Inc	419,850
8,165		LeMaitre Vascular, Inc	270,180
24,160	*	LHC Group, Inc	3,058,173
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
35,125	*	LivaNova plc	$2,706,381
15,248	*	Magellan Health Services, Inc	1,072,544
32,368	*	Masimo Corp	5,109,289
136,612		McKesson Corp	18,982,237
43,182	*	Medidata Solutions, Inc	3,945,539
63,563	*	MEDNAX, Inc	1,561,743
967,915		Medtronic plc	98,669,255
23,233		Meridian Bioscience, Inc	277,634
37,595	*	Merit Medical Systems, Inc	1,483,499
1,906		Mesa Laboratories, Inc	479,702
46,383	*	Molina Healthcare, Inc	6,158,735
6,667		National Healthcare Corp	584,029
5,812		National Research Corp	391,845
18,296	*	Natus Medical, Inc	568,457
35,686	*	Neogen Corp	2,547,980
21,357	*	Nevro Corp	1,427,929
29,806	*	NextGen Healthcare, Inc	487,626
67,125	*	Novocure Ltd	5,586,142
37,042	*	NuVasive, Inc	2,466,997
28,911	*	Omnicell, Inc	2,174,396
32,080	*	OraSure Technologies, Inc	267,868
10,157	*	Orthofix International NV	542,892
6,251	*	OrthoPediatrics Corp	220,723
66,635		Owens & Minor, Inc	180,581
76,141		Patterson Cos, Inc	1,507,592
20,942	*,e	Penumbra, Inc	3,509,879
18,443	*,e	PetIQ, Inc	631,488
47,341	*	Premier, Inc	1,834,464
7,425	*	Providence Service Corp	413,870
6,289	*,e	Pulse Biosciences, Inc	82,134
97,436		Quest Diagnostics, Inc	9,946,267
30,342	*	Quidel Corp	1,791,088
53,906	*	R1 RCM, Inc	678,137
19,979	*	RadNet, Inc	294,291
101,873		Resmed, Inc	13,111,055
28,831	*,e	Rockwell Medical, Inc	76,690
21,979	*	RTI Biologics, Inc	93,631
90,758	*	Select Medical Holdings Corp	1,519,289
157,592	*,e	Senseonics Holdings, Inc	174,927
4,698	*,e	Shockwave Medical Inc	229,826
7,713	*	SI-BONE, Inc	138,680
15,116	*,e	Sientra, Inc	92,208
4,954	*,e	Silk Road Medical Inc	214,459
5,738		Simulations Plus, Inc	222,749
26,702	*	Staar Surgical Co	782,636
58,868		STERIS plc	8,763,090
246,953		Stryker Corp	51,805,800
22,774	*	Surgery Partners, Inc	173,766
7,753	*	SurModics, Inc	323,300
11,232	*,e	Tabula Rasa HealthCare, Inc	676,953
16,440	*,e	Tactile Systems Technology, Inc	949,246
45,377	*	Tandem Diabetes Care, Inc	2,878,263
40,695	*,e	Teladoc, Inc	2,777,027
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
32,437		Teleflex, Inc	$11,020,146
55,845	*	Tenet Healthcare Corp	1,316,267
42,675	*,e	Tivity Health, Inc	744,679
296,193	*,e	TransEnterix, Inc	405,784
13,892	*	Triple-S Management Corp (Class B)	333,142
679,722		UnitedHealth Group, Inc	169,257,575
58,722		Universal Health Services, Inc (Class B)	8,858,801
11,772		US Physical Therapy, Inc	1,519,530
1,407		Utah Medical Products, Inc	128,023
21,473	*	Varex Imaging Corp	682,627
62,851	*	Varian Medical Systems, Inc	7,376,822
87,177	*	Veeva Systems, Inc	14,462,664
37,597	*,e	ViewRay, Inc	336,869
37,161	*	Vocera Communications, Inc	953,923
35,693	*	WellCare Health Plans, Inc	10,252,814
54,180		West Pharmaceutical Services, Inc	7,437,289
92,225	*	Wright Medical Group NV	2,661,613
145,938		Zimmer Biomet Holdings, Inc	19,720,602
69,827	e	Zynex Inc	580,961
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,332,308,301

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
5,838	*	Central Garden & Pet Co	177,358
20,082	*	Central Garden and Pet Co (Class A)	553,259
171,770		Church & Dwight Co, Inc	12,958,329
90,460		Clorox Co	14,708,796
602,122		Colgate-Palmolive Co	43,196,232
220,412		Coty, Inc	2,404,695
46,791	*	Edgewell Personal Care Co	1,423,850
43,716	*	elf Beauty, Inc	725,248
45,649		Energizer Holdings, Inc	1,920,910
153,961		Estee Lauder Cos (Class A)	28,358,077
81,475	*	Herbalife Ltd	3,342,105
10,188		Inter Parfums, Inc	705,825
243,783		Kimberly-Clark Corp	33,069,164
7,034		Medifast, Inc	785,346
3,667	*	Nature’s Sunshine Products, Inc	33,113
36,581		Nu Skin Enterprises, Inc (Class A)	1,462,508
2,427		Oil-Dri Corp of America	85,989
1,777,804		Procter & Gamble Co	209,851,984
7,650	*,e	Revlon, Inc (Class A)	152,388
36,491		Spectrum Brands Holdings, Inc	1,828,564
10,892	*	USANA Health Sciences, Inc	741,201
8,963		WD-40 Co	1,627,322
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	360,112,263

INSURANCE - 4.1%
538,651		Aflac, Inc	28,354,589
9,633		Alleghany Corp	6,605,637
235,008		Allstate Corp	25,239,859
25,630	*	AMBAC Financial Group, Inc	466,979
64,678		American Equity Investment Life Holding Co	1,668,692
56,006		American Financial Group, Inc	5,733,894
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
634,104		American International Group, Inc	$35,503,483
5,833		American National Insurance Co	705,910
10,952		Amerisafe, Inc	712,537
171,980		Aon plc	32,547,215
273,578	*	Arch Capital Group Ltd	10,584,733
27,532		Argo Group International Holdings Ltd	1,884,290
126,646		Arthur J. Gallagher & Co	11,452,598
42,728		Assurant, Inc	4,843,646
67,712		Assured Guaranty Ltd	2,958,337
123,147	*	Athene Holding Ltd	5,031,786
56,271		Axis Capital Holdings Ltd	3,582,775
1,404,829	*	Berkshire Hathaway, Inc (Class B)	288,594,021
89,614	*	Brighthouse Financial, Inc	3,510,180
177,069		Brown & Brown, Inc	6,362,089
327,031		Chubb Ltd	49,983,418
108,302		Cincinnati Financial Corp	11,624,054
30,580	*,e	Citizens, Inc (Class A)	227,821
29,299		CNA Financial Corp	1,403,129
95,976		Conseco, Inc	1,622,954
3,298		Donegal Group, Inc (Class A)	48,975
20,991	*	eHealth, Inc	2,177,816
4,497		EMC Insurance Group, Inc	161,622
29,800		Employers Holdings, Inc	1,308,220
7,413	*	Enstar Group Ltd	1,313,213
18,500		Erie Indemnity Co (Class A)	4,121,245
27,789		Everest Re Group Ltd	6,853,879
6,784		FBL Financial Group, Inc (Class A)	425,357
5,573		FedNat Holding Co	69,607
75,141		First American Financial Corp	4,344,653
194,405		FNF Group	8,336,086
422,628	*	Genworth Financial, Inc (Class A)	1,686,286
4,548		Global Indemnity Ltd	128,663
5,733	e	Goosehead Insurance, Inc	258,042
25,461	*	Greenlight Capital Re Ltd (Class A)	212,599
5,450	*	Hallmark Financial Services	84,475
29,697		Hanover Insurance Group, Inc	3,851,998
254,778		Hartford Financial Services Group, Inc	14,682,856
4,292		HCI Group, Inc	172,066
8,315	*,e	Health Insurance Innovations, Inc	182,847
16,420		Heritage Insurance Holdings, Inc	220,685
36,897		Horace Mann Educators Corp	1,602,806
2,693		Independence Holding Co	102,065
714		Investors Title Co	117,167
14,513		James River Group Holdings Ltd	694,157
36,977		Kemper Corp	3,254,716
11,675		Kinsale Capital Group, Inc	1,049,116
145,689		Lincoln National Corp	9,519,319
196,929		Loews Corp	10,543,579
9,299	*	Markel Corp	10,358,435
366,800		Marsh & McLennan Cos, Inc	36,239,840
109,955	*	MBIA, Inc	1,025,880
25,085		Mercury General Corp	1,422,570
579,497		Metlife, Inc	28,638,742
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
36,305		National General Holdings Corp	$897,823
1,316		National Western Life Group, Inc	354,004
5,460	*	NI Holdings, Inc	91,783
199,216		Old Republic International Corp	4,544,117
27,823		Primerica, Inc	3,413,604
194,134		Principal Financial Group	11,267,537
43,085		ProAssurance Corp	1,684,193
418,892		Progressive Corp	33,921,874
3,561		Protective Insurance Corp	58,935
295,375		Prudential Financial, Inc	29,924,441
43,499		Reinsurance Group of America, Inc (Class A)	6,782,364
29,543		RenaissanceRe Holdings Ltd	5,351,714
29,104		RLI Corp	2,623,144
8,764		Safety Insurance Group, Inc	864,656
42,986		Selective Insurance Group, Inc	3,232,547
26,389		State Auto Financial Corp	912,532
23,986		Stewart Information Services Corp	907,390
62,056	*	Third Point Reinsurance Ltd	625,524
13,470		Tiptree Financial, Inc	92,000
76,985		Torchmark Corp	7,030,270
186,904		Travelers Cos, Inc	27,403,864
26,523	*,e	Trupanion, Inc	852,980
12,504		United Fire & Casualty Co	653,584
11,214		United Insurance Holdings Corp	127,055
40,068		Universal Insurance Holdings, Inc	994,087
132,877		UnumProvident Corp	4,245,420
105,117		W.R. Berkley Corp	7,294,069
14,534	*	Watford Holdings Ltd	275,565
2,757		White Mountains Insurance Group Ltd	2,966,532
91,669		Willis Towers Watson plc	17,895,622
		TOTAL INSURANCE	873,703,438

MATERIALS - 2.9%
13,762		Advanced Emissions Solutions, Inc	175,190
30,986	*	AdvanSix, Inc	794,481
157,651		Air Products & Chemicals, Inc	35,986,994
462,601	*,e	AK Steel Holding Corp	1,304,535
70,819		Albemarle Corp	5,166,954
134,964	*	Alcoa Corp	3,035,340
77,659	*	Allegheny Technologies, Inc	1,690,636
16,190		American Vanguard Corp	231,193
22,879	*,e	Amyris, Inc	70,696
45,569		Aptargroup, Inc	5,514,760
15,791		Ardagh Group S.A.	262,604
43,525		Ashland Global Holdings, Inc	3,459,367
62,209		Avery Dennison Corp	7,145,948
139,288	*	Axalta Coating Systems Ltd	4,127,103
19,658		Balchem Corp	2,017,697
235,670		Ball Corp	16,845,692
83,308	*	Berry Plastics Group, Inc	3,753,025
21,980		Boise Cascade Co	593,460
46,783		Cabot Corp	2,092,136
36,129		Carpenter Technology Corp	1,626,166
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
91,245		Celanese Corp (Series A)	$10,234,952
36,542	*	Century Aluminum Co	262,737
164,742		CF Industries Holdings, Inc	8,164,614
4,273		Chase Corp	442,597
138,175		Chemours Co	2,634,997
8,677	*	Clearwater Paper Corp	170,330
191,026	e	Cleveland-Cliffs, Inc	2,036,337
167,855	*	Coeur Mining, Inc	772,133
66,633		Commercial Metals Co	1,166,744
31,429		Compass Minerals International, Inc	1,755,310
532,793		Corteva, Inc	15,717,394
88,762	*	Crown Holdings, Inc	5,681,656
49,660		Domtar Corp	2,108,067
538,530		Dow, Inc	26,086,393
540,496		DuPont de Nemours, Inc	39,002,191
32,598		Eagle Materials, Inc	2,698,462
94,831		Eastman Chemical Co	7,145,516
182,115		Ecolab, Inc	36,738,059
128,955	*	Element Solutions, Inc	1,292,129
72,672	*	Ferro Corp	1,070,459
48,283	*	Ferroglobe plc	0
36,699	*,e	Flotek Industries, Inc	112,666
99,877		FMC Corp	8,631,370
998,655		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,045,124
15,859	*	FutureFuel Corp	184,757
64,820	*	GCP Applied Technologies, Inc	1,427,985
32,953	*	Gold Resource Corp	118,301
187,144		Graphic Packaging Holding Co	2,780,960
14,789		Greif, Inc (Class A)	517,023
3,341		Greif, Inc (Class B)	143,663
28,896		H.B. Fuller Co	1,381,518
5,224		Hawkins, Inc	228,132
6,888		Haynes International, Inc	204,987
310,426		Hecla Mining Co	574,288
135,308		Huntsman Corp	2,780,579
30,404	*	Ingevity Corp	2,996,010
10,724		Innophos Holdings, Inc	291,371
13,629		Innospec, Inc	1,272,676
76,333		International Flavors & Fragrances, Inc	10,991,189
283,891		International Paper Co	12,465,654
58,154	*	Intrepid Potash, Inc	217,496
14,606		Kaiser Aluminum Corp	1,406,120
11,753	*	Koppers Holdings, Inc	320,857
17,111	*	Kraton Polymers LLC	524,794
17,013		Kronos Worldwide, Inc	228,144
388,766		Linde plc	74,363,161
120,495	*	Livent Corp	775,988
107,639		Louisiana-Pacific Corp	2,813,684
28,845	*	LSB Industries, Inc	143,937
216,810		LyondellBasell Industries AF S.C.A	18,144,829
43,269		Martin Marietta Materials, Inc	10,719,895
20,875		Materion Corp	1,296,964
30,127		Minerals Technologies, Inc	1,604,263
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
233,241		Mosaic Co	$5,875,341
23,197		Myers Industries, Inc	375,096
14,710		Neenah Paper, Inc	966,594
5,902		NewMarket Corp	2,488,342
577,640		Newmont Mining Corp	21,095,413
164,712	*	Novagold Resources Inc	1,016,273
215,124		Nucor Corp	11,698,443
110,834		Olin Corp	2,224,438
5,433		Olympic Steel, Inc	68,347
22,913	*	Omnova Solutions, Inc	227,984
42,311	*	Orion Engineered Carbons SA	824,218
127,602		Owens-Illinois, Inc	2,165,406
66,685		Packaging Corp of America	6,733,185
23,735		PH Glatfelter Co	387,355
63,916		PolyOne Corp	2,094,527
170,616		PPG Industries, Inc	20,028,612
16,888	*	PQ Group Holdings, Inc	263,284
9,480		Quaker Chemical Corp	1,776,457
6,364	*,e	Ramaco Resources, Inc	30,993
47,440	e	Rayonier Advanced Materials, Inc	220,596
46,436		Reliance Steel & Aluminum Co	4,641,278
45,224		Royal Gold, Inc	5,175,887
93,745		RPM International, Inc	6,358,723
10,810	*	Ryerson Holding Corp	88,210
14,837		Schnitzer Steel Industries, Inc (Class A)	395,109
21,442		Schweitzer-Mauduit International, Inc	738,248
31,630		Scotts Miracle-Gro Co (Class A)	3,548,253
103,828		Sealed Air Corp	4,338,972
33,065		Sensient Technologies Corp	2,254,041
59,493		Sherwin-Williams Co	30,522,289
62,594		Silgan Holdings, Inc	1,881,576
78,030		Sonoco Products Co	4,684,141
74,147		Southern Copper Corp (NY)	2,653,721
138,708		Steel Dynamics, Inc	4,370,689
18,001		Stepan Co	1,784,799
104,994	*	Summit Materials, Inc	1,936,089
35,638	*	SunCoke Energy, Inc	270,492
27,146	*	TimkenSteel Corp	189,751
8,363	*	Trecora Resources	79,365
14,895		Tredegar Corp	248,300
27,387		Trinseo S.A.	1,062,890
59,635		Tronox Holdings plc	659,563
2,989	*	UFP Technologies, Inc	130,201
765		United States Lime & Minerals, Inc	61,873
160,719	e	United States Steel Corp	2,415,607
10,690	*	US Concrete, Inc	503,392
19,740		Valhi, Inc	42,441
139,656		Valvoline, Inc	2,819,655
27,564	*	Verso Corp	445,986
92,152		Vulcan Materials Co	12,749,229
22,945		Warrior Met Coal, Inc	567,659
28,248		Westlake Chemical Corp	1,908,717
184,046		WestRock Co	6,634,858
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
42,569	*	Worthington Industries, Inc	$1,712,125
47,608		WR Grace and Co	3,228,299
		TOTAL MATERIALS	623,446,771

MEDIA & ENTERTAINMENT - 7.6%
533,872		Activision Blizzard, Inc	26,020,921
214,515	*	Alphabet, Inc (Class A)	261,322,173
218,048	*	Alphabet, Inc (Class C)	265,294,641
235,207		Altice USA, Inc	6,070,693
32,802	e	AMC Entertainment Holdings, Inc	388,048
31,079	*	AMC Networks, Inc	1,658,997
2,685		Cable One, Inc	3,267,108
9,685	*	Cardlytics, Inc	275,054
8,556	*	Care.com, Inc	93,774
45,599	*	Cargurus, Inc	1,699,475
40,872	*	Cars.com, Inc	776,568
226,620		CBS Corp (Class B)	11,673,196
42,955	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	201,888
115,896	*	Charter Communications, Inc	44,664,000
73,668		Cinemark Holdings, Inc	2,940,827
41,313	*	Clear Channel	125,178
3,233,923		Comcast Corp (Class A)	139,608,456
35,099	*	comScore, Inc	115,827
430	*,e	Daily Journal Corp	106,683
164,183	*	DHI Group, Inc	604,193
117,217	*,e	Discovery, Inc (Class A)	3,552,847
235,870	*	Discovery, Inc (Class C)	6,660,969
155,886	*	DISH Network Corp (Class A)	5,278,300
211,344	*	Electronic Arts, Inc	19,549,320
10,428		Emerald Expositions Events, Inc	111,162
147,439		Entercom Communications Corp (Class A)	837,454
39,200		Entravision Communications Corp (Class A)	127,792
15,307	*,e	Eros International plc	25,410
25,967	*,e	Eventbrite Inc	459,356
33,061		EW Scripps Co (Class A)	506,825
1,715,536	*	Facebook, Inc	333,208,557
12,801	*	Fluent, Inc	66,565
240,603		Fox Corp (Class A)	8,979,304
111,991		Fox Corp (Class B)	4,166,065
121,803		Gannett Co, Inc	1,248,481
75,502	*	GCI Liberty, Inc	4,509,734
118,416	*	Glu Mobile, Inc	883,383
49,363	*	Gray Television, Inc	876,193
8,609	*	Hemisphere Media Group, Inc	105,977
54,322	*	IAC/InterActiveCorp	12,985,674
58,238	*	Imax Corp	1,278,324
273,233		Interpublic Group of Cos, Inc	6,262,500
37,914		John Wiley & Sons, Inc (Class A)	1,725,466
6,199	*	Liberty Braves Group (Class A)	179,151
25,562	*	Liberty Braves Group (Class C)	735,419
14,538	*	Liberty Broadband Corp (Class A)	1,427,486
78,344	*	Liberty Broadband Corp (Class C)	7,796,011
26,301	*	Liberty Latin America Ltd (Class A)	431,073
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
69,901	*	Liberty Latin America Ltd (Class C)	$1,146,376
14,697	*	Liberty Media Group (Class A)	550,844
142,448	*	Liberty Media Group (Class C)	5,609,602
54,500	*	Liberty SiriusXM Group (Class A)	2,268,835
123,283	*	Liberty SiriusXM Group (Class C)	5,160,626
39,543	*	Liberty TripAdvisor Holdings, Inc	456,722
29,548	e	Lions Gate Entertainment Corp (Class A)	381,465
104,280		Lions Gate Entertainment Corp (Class B)	1,271,173
98,001	*	Live Nation, Inc	7,061,952
16,831	*,e	LiveXLive Media, Inc	49,651
8,869	*	Loral Space & Communications, Inc	326,291
13,618	*	Madison Square Garden Co	3,949,765
25,417		Marcus Corp	889,341
41,021	e	Match Group, Inc	3,088,471
31,081	*	MDC Partners, Inc	77,702
35,850	*	Meet Group, Inc	123,324
22,587		Meredith Corp	1,239,123
37,843	*	MSG Networks, Inc	718,639
42,675		National CineMedia, Inc	303,846
301,746	*	NetFlix, Inc	97,460,941
56,663		New Media Investment Group, Inc	610,261
115,742		New York Times Co (Class A)	4,129,675
272,145		News Corp (Class A)	3,581,428
69,125		News Corp (Class B)	930,422
31,228		Nexstar Broadcasting Group, Inc (Class A)	3,178,074
156,551		Omnicom Group, Inc	12,558,521
51,008	*	QuinStreet, Inc	830,920
6,859	*	Reading International, Inc	89,510
12,372	*	Rosetta Stone, Inc	284,061
1,398		Saga Communications, Inc	43,646
15,698		Scholastic Corp	536,401
44,983		Sinclair Broadcast Group, Inc (Class A)	2,260,396
1,012,741	e	Sirius XM Holdings, Inc	6,339,759
84,430	*	Spotify Technology S.A.	13,081,584
81,120	*	Take-Two Interactive Software, Inc	9,938,822
8,199	*	TechTarget, Inc	188,741
161,572		TEGNA, Inc	2,454,279
59,080		Tribune Co	2,745,448
12,348		Tribune Publishing Co	102,118
74,790	*	TripAdvisor, Inc	3,301,979
87,124	*	TrueCar, Inc	442,590
538,822	*	Twitter, Inc	22,797,559
8,711	e	Viacom, Inc (Class A)	304,537
262,004		Viacom, Inc (Class B)	7,951,821
1,255,238		Walt Disney Co	179,511,586
19,514	*	WideOpenWest, Inc	148,111
34,948		World Wrestling Entertainment, Inc (Class A)	2,543,515
57,350	*	Yelp, Inc	2,010,118
48,258	*	Zillow Group, Inc (Class A)	2,405,179
86,550	*,e	Zillow Group, Inc (Class C)	4,324,038
670,029	*	Zynga, Inc	4,274,785
		TOTAL MEDIA & ENTERTAINMENT	1,616,917,071
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
1,059,376		AbbVie, Inc	$70,575,629
53,224	*	Abeona Therapeutics, Inc	137,850
81,984	*	Acadia Pharmaceuticals, Inc	2,015,167
15,310	*,e	Accelerate Diagnostics, Inc	285,991
32,735	*	Acceleron Pharma, Inc	1,429,210
66,376	*	Achillion Pharmaceuticals, Inc	292,718
12,522	*	Aclaris Therapeutics, Inc	16,028
24,842	*	Acorda Therapeutics, Inc	172,155
29,270	*,e	Adamas Pharmaceuticals, Inc	183,230
34,109	*	Adverum Biotechnologies, Inc	457,402
46,253	*	Aerie Pharmaceuticals, Inc	1,002,303
48,384	*	Agenus, Inc	116,605
5,663	*,e	AgeX Therapeutics, Inc	16,593
227,114		Agilent Technologies, Inc	15,763,983
45,032	*,e	Agios Pharmaceuticals, Inc	2,166,490
45,447	*,e	Aimmune Therapeutics, Inc	874,855
8,200	*,e	Akcea Therapeutics, Inc	177,366
44,506	*	Akebia Therapeutics, Inc	186,480
56,071	*	Akorn, Inc	208,584
5,626	*	Albireo Pharma, Inc	145,657
37,404	*	Alder Biopharmaceuticals, Inc	378,528
150,354	*	Alexion Pharmaceuticals, Inc	17,033,605
112,466	*	Alkermes plc	2,604,713
19,451	*,e	Allakos, Inc	676,311
234,900		Allergan plc	37,701,450
13,161	*,e	Allogene Therapeutics, Inc	407,991
76,565	*	Alnylam Pharmaceuticals, Inc	5,940,678
22,367	*,e	AMAG Pharmaceuticals, Inc	184,751
436,855		Amgen, Inc	81,508,406
180,813	*	Amicus Therapeutics, Inc	2,242,081
53,564	*	Amneal Pharmaceuticals, Inc	196,044
20,326	*	Amphastar Pharmaceuticals, Inc	409,569
19,342	*	AnaptysBio, Inc	1,038,859
4,747	*	ANI Pharmaceuticals, Inc	401,549
8,514	*	Anika Therapeutics, Inc	469,036
22,306	*	Apellis Pharmaceuticals, Inc	623,007
21,703	*	Aratana Therapeutics, Inc	1,235
20,369	*,e	Arcus Biosciences, Inc	161,119
20,670	*	Ardelyx, Inc	49,815
34,420	*	Arena Pharmaceuticals, Inc	2,157,446
109,636	*	Arqule, Inc	1,106,227
87,714	*,e	Arrowhead Research Corp	2,548,969
12,521	*	Arvinas, Inc	334,060
9,360	*	Assembly Biosciences, Inc	117,000
36,183	*	Assertio Therapeutics, Inc	124,108
28,032	*	Atara Biotherapeutics, Inc	400,017
25,792	*	Athenex, Inc	464,256
56,949	*,e	Athersys, Inc	79,159
38,341	*	Audentes Therapeutics, Inc	1,492,232
21,522	*	Avid Bioservices, Inc	139,463
3,474	*	Avrobio, Inc	73,718
17,336	*,e	Axsome Therapeutics, Inc	442,068
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
57,028	*	BioCryst Pharmaceuticals, Inc	$180,779
58,068	*	BioDelivery Sciences International, Inc	215,432
140,297	*	Biogen Idec, Inc	33,365,433
29,114	*	Biohaven Pharmaceutical Holding Co Ltd	1,253,067
128,038	*	BioMarin Pharmaceutical, Inc	10,155,974
14,788	*	Bio-Rad Laboratories, Inc (Class A)	4,656,741
3,096	*	Biospecifics Technologies Corp	179,878
27,927		Bio-Techne Corp	5,868,859
56,636	*,e	BioTime, Inc	62,300
38,726	*,e	Bluebird Bio, Inc	5,082,013
38,467	*	Blueprint Medicines Corp	3,852,470
1,173,320		Bristol-Myers Squibb Co	52,107,141
76,798		Bruker BioSciences Corp	3,674,784
18,171	*	Calithera Biosciences, Inc	77,045
4,536	*,e	Calyxt, Inc	42,139
28,630	*	Cambrex Corp	1,253,994
48,745	*,e	Cara Therapeutics, Inc	1,166,955
40,282	*	CareDx, Inc	1,320,041
31,091	*	CASI Pharmaceuticals, Inc	97,004
98,799	*	Catalent, Inc	5,581,156
75,099	*,e	Catalyst Pharmaceuticals, Inc	374,744
502,671	*	Celgene Corp	46,175,358
77,969	*,e	CEL-SCI Corp	568,394
32,761	*	Charles River Laboratories International, Inc	4,407,665
15,298	*	ChemoCentryx, Inc	122,078
21,278	*	Chimerix, Inc	76,601
78,349	*	Clovis Oncology, Inc	826,582
24,762	*	Codexis, Inc	454,878
60,228	*	Coherus Biosciences, Inc	1,013,035
14,552	*	Collegium Pharmaceutical, Inc	159,635
11,969	*	Concert Pharmaceuticals, Inc	120,408
28,930	*,e	Corbus Pharmaceuticals Holdings, Inc	173,580
60,315	*	Corcept Therapeutics, Inc	679,147
11,427	*,e	Corium International, Inc	2,057
10,892	*	Cyclerion Therapeutics, Inc	101,187
36,556	*	Cymabay Therapeutics, Inc	225,916
24,798	*	Cytokinetics, Inc	302,288
28,418	*	CytomX Therapeutics, Inc	292,990
5,013	*,e	Deciphera Pharmaceuticals, Inc	110,787
27,144	*,e	Denali Therapeutics, Inc	579,524
21,699	*,e	Dermira, Inc	191,168
27,581	*	Dicerna Pharmaceuticals, Inc	375,929
2,826	*	Dova Pharmaceuticals, Inc	45,188
42,801	*,e	Dynavax Technologies Corp	118,131
11,242	*	Eagle Pharmaceuticals, Inc	616,736
54,831	*,e	Editas Medicine, Inc	1,384,483
16,020	*,e	Eidos Therapeutics, Inc	521,932
265,301	*	Elanco Animal Health, Inc	8,744,321
616,120		Eli Lilly & Co	67,126,274
13,367	*,e	Eloxx Pharmaceuticals, Inc	109,075
39,051	*	Emergent Biosolutions, Inc	1,723,711
13,523	*	Enanta Pharmaceuticals, Inc	1,014,495
146,720	*	Endo International plc	465,102
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
28,439	*	Epizyme, Inc	$377,101
24,015	*,e	Esperion Thereapeutics, Inc	953,155
21,747	*,e	Evolus, Inc	386,009
87,656	*	Exact Sciences Corp	10,090,082
223,840	*	Exelixis, Inc	4,761,077
55,910	*	Fate Therapeutics, Inc	1,232,815
56,867	*	FibroGen, Inc	2,687,534
15,829	*	Five Prime Therapeutics, Inc	80,886
39,018	*,e	Flexion Therapeutics, Inc	391,741
19,596	*	Fluidigm Corp	230,253
12,649	*	G1 Therapeutics, Inc	313,822
14,710	*	Genomic Health, Inc	1,073,389
99,875	*,e	Geron Corp	119,850
914,282		Gilead Sciences, Inc	59,903,757
43,400	*	Global Blood Therapeutics, Inc	2,378,320
20,830	*	GlycoMimetics, Inc	192,261
14,232	*	Gossamer Bio, Inc	282,505
52,701	*,e	Gritstone Oncology, Inc	553,360
79,010	*	Halozyme Therapeutics, Inc	1,342,380
58,607	*	Heron Therapeutics, Inc	1,022,106
10,856	*	Homology Medicines, Inc	193,020
129,280	*	Horizon Pharma plc	3,217,779
103,753	*	Illumina, Inc	31,061,573
143,627	*	Immunogen, Inc	323,161
154,061	*,e	Immunomedics, Inc	2,272,400
123,772	*	Incyte Corp	10,510,718
84,899	*	Innoviva, Inc	1,008,600
45,252	*,e	Inovio Pharmaceuticals, Inc	124,896
65,711	*	Insmed, Inc	1,442,356
35,962	*,e	Intellia Therapeutics, Inc	650,912
21,628	*,e	Intercept Pharmaceuticals, Inc	1,359,320
14,781	*	Intersect ENT, Inc	292,220
24,570	*	Intra-Cellular Therapies, Inc	205,160
67,570	*,e	Intrexon Corp	539,884
69,391	*	Invitae Corp	1,865,924
96,045	*	Ionis Pharmaceuticals, Inc	6,325,524
100,089	*	Iovance Biotherapeutics, Inc	2,461,189
128,479	*	IQVIA Holdings, Inc	20,450,002
108,922	*	Ironwood Pharmaceuticals, Inc	1,157,841
40,491	*	Jazz Pharmaceuticals plc	5,643,636
1,913,520		Johnson & Johnson	249,178,574
8,024	*	Jounce Therapeutics, Inc	38,435
43,056	*,e	Kadmon Holdings, Inc	112,807
10,732	*	Kala Pharmaceuticals, Inc	63,104
30,034	*,e	Karyopharm Therapeutics, Inc	264,600
11,670	*	Kindred Biosciences, Inc	79,589
48,583	*	Kodiak Sciences, Inc	598,057
6,230	*,e	Krystal Biotech Inc	299,102
10,817	*	Kura Oncology, Inc	206,821
9,941	*,e	La Jolla Pharmaceutical Co	83,107
54,719	*,e	Lannett Co, Inc	386,863
23,392	*,e	Lexicon Pharmaceuticals, Inc	31,579
12,831	*	Ligand Pharmaceuticals, Inc (Class B)	1,174,165
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
24,097		Luminex Corp	$523,628
56,764	*	MacroGenics, Inc	816,834
8,652	*,e	Madrigal Pharmaceuticals, Inc	755,233
74,469	*,e	Mallinckrodt plc	507,134
87,668	*,e	MannKind Corp	98,188
22,791	*	Marinus Pharmaceuticals, Inc	25,070
59,502	*,e	Medicines Co	2,132,552
14,055	*,e	MediciNova, Inc	134,085
22,437	*	Medpace Holdings, Inc	1,767,138
11,119	*	MeiraGTx Holdings plc	302,993
4,587	*	Menlo Therapeutics, Inc	17,385
1,845,329		Merck & Co, Inc	153,143,854
17,487	*	Mettler-Toledo International, Inc	13,233,287
17,960	*	Minerva Neurosciences, Inc	119,254
19,651	*	Mirati Therapeutics, Inc	2,079,076
59,020	*	Moderna, Inc	773,162
63,221	*	Momenta Pharmaceuticals, Inc	714,397
364,527	*	Mylan NV	7,618,614
40,288	*	MyoKardia, Inc	2,192,876
50,516	*	Myriad Genetics, Inc	1,472,036
37,762	*	NanoString Technologies, Inc	1,240,859
40,900	*	Natera, Inc	1,128,022
124,326	*	Nektar Therapeutics	3,538,318
66,492	*	NeoGenomics, Inc	1,620,410
64,918	*	Neurocrine Biosciences, Inc	6,257,446
13,448	*,e	Novavax, Inc	57,961
14,594	*,e	Ocular Therapeutix, Inc	67,862
53,171	*,e	Omeros Corp	824,682
344,433	*,e	Opko Health, Inc	726,754
3,379	*,e	Optinose, Inc	18,145
128,534	*	Pacific Biosciences of California, Inc	694,084
33,924	*	Pacira Pharmaceuticals, Inc	1,488,924
12,933	*,e	Paratek Pharmaceuticals, Inc	41,774
102,482	*	PDL BioPharma, Inc	295,148
78,120	*	PerkinElmer, Inc	6,727,694
81,397		Perrigo Co plc	4,396,252
104,286	*	Pfenex, Inc	613,202
4,000,202		Pfizer, Inc	155,367,846
11,429		Phibro Animal Health Corp	355,785
18,324	*	Pieris Pharmaceuticals, Inc	100,782
5,383	*,e	PolarityTE, Inc	25,623
69,524	*,e	Portola Pharmaceuticals, Inc	1,854,900
39,580	*	PRA Health Sciences, Inc	3,954,438
50,206	*	Prestige Brands Holdings, Inc	1,737,128
9,523	*	Principia Biopharma, Inc	353,684
43,814	*	Progenics Pharmaceuticals, Inc	235,719
25,653	*	Prothena Corp plc	240,112
51,050	*	PTC Therapeutics, Inc	2,459,079
18,291	*	Puma Biotechnology, Inc	176,508
162,577	*	QIAGEN NV	6,132,404
6,779	*	Quanterix Corp	210,013
25,522	*	Ra Pharmaceuticals, Inc	868,769
40,171	*	Radius Health, Inc	862,070
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
18,102	*	Reata Pharmaceuticals, Inc	$1,640,946
6,329	*	Recro Pharma, Inc	60,758
57,480	*	Regeneron Pharmaceuticals, Inc	17,517,605
31,576	*	REGENXBIO, Inc	1,402,290
32,976	*	Repligen Corp	3,112,605
21,376	*	Retrophin, Inc	423,031
16,889	*	Revance Therapeutics, Inc	212,464
9,577	*	Rhythm Pharmaceuticals, Inc	184,357
86,156	*	Rigel Pharmaceuticals, Inc	196,436
12,963	*,e	Rocket Pharmaceuticals, Inc	157,889
7,605	*,e	Rubius Therapeutics, Inc	101,147
36,310	*	Sage Therapeutics, Inc	5,821,945
127,347	*	Sangamo Biosciences, Inc	1,529,437
48,825	*	Sarepta Therapeutics, Inc	7,267,601
76,378	*	Seattle Genetics, Inc	5,782,578
13,358	*,e	Seres Therapeutics, Inc	36,467
31,728	*	SIGA Technologies, Inc	177,677
5,595	*,e	Solid Biosciences, Inc	32,059
53,979	*,e	Sorrento Therapeutics, Inc	145,204
23,021	*	Spark Therapeutics, Inc	2,302,560
115,826	*	Spectrum Pharmaceuticals, Inc	877,961
14,585	*	Stemline Therapeutics, Inc	193,543
30,987	*	Supernus Pharmaceuticals, Inc	1,034,036
6,892	*	Syndax Pharmaceuticals, Inc	66,163
43,295	*	Syneos Health, Inc	2,211,942
7,073	*	Syros Pharmaceuticals, Inc	52,906
45,895	*,e	TG Therapeutics, Inc	343,754
222,623	*,e	TherapeuticsMD, Inc	478,639
23,811	*,e	Theravance Biopharma, Inc	496,459
286,802		Thermo Fisher Scientific, Inc	79,639,179
10,529	*	Tocagen, Inc	56,014
20,924	*	Translate Bio, Inc	167,810
6,260	*,e	Tricida, Inc	197,566
15,124	*	Twist Bioscience Corp	509,981
37,779	*	Ultragenyx Pharmaceutical, Inc	2,276,563
30,384	*	United Therapeutics Corp	2,407,628
11,976	*,e	UNITY Biotechnology, Inc	84,551
13,354	*,e	UroGen Pharma Ltd	455,371
43,287	*	Vanda Pharmaceuticals, Inc	538,923
35,705	*	Veracyte, Inc	1,012,951
54,342	*	Vericel Corp	1,039,019
180,988	*	Vertex Pharmaceuticals, Inc	30,156,221
58,489	*,e	Viking Therapeutics, Inc	449,780
18,311	*	Voyager Therapeutics, Inc	403,025
49,253	*	Waters Corp	10,370,712
11,082	*,e	WaVe Life Sciences Pte Ltd	237,266
28,502	*	Xencor, Inc	1,254,658
50,940	*	Xeris Pharmaceuticals, Inc	595,998
14,546	*	Y-mAbs Therapeutics, Inc	325,394
109,983	*,e	ZIOPHARM Oncology, Inc	763,282
342,958		Zoetis, Inc	39,402,445
36,547	*,e	Zogenix, Inc	1,760,469
44,624	*,e	Zynerba Pharmaceuticals, Inc	472,568
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,580,660,717
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 4.0%
69,241		Acadia Realty Trust	$1,943,595
26,419		Agree Realty Corp	1,766,110
58,662		Alexander & Baldwin, Inc	1,379,144
2,407		Alexander’s, Inc	901,421
79,603		Alexandria Real Estate Equities, Inc	11,650,695
6,851	*,e	Altisource Portfolio Solutions S.A.	143,871
37,614		American Assets Trust, Inc	1,745,290
95,665		American Campus Communities, Inc	4,472,339
76,012		American Finance Trust, Inc	890,101
182,809		American Homes 4 Rent	4,425,806
315,623		American Tower Corp	66,792,139
136,907		Americold Realty Trust	4,590,492
105,679		Apartment Investment & Management Co	5,235,338
157,000	*	Apple Hospitality REIT, Inc	2,466,470
26,867		Armada Hoffler Properties, Inc	454,858
44,053		Ashford Hospitality Trust, Inc	119,384
100,978		AvalonBay Communities, Inc	21,083,197
24,630		Bluerock Residential Growth REIT, Inc	290,388
108,977		Boston Properties, Inc	14,488,492
14,516		BraeMar Hotels & Resorts, Inc	132,386
98,959		Brandywine Realty Trust	1,459,645
212,171		Brixmor Property Group, Inc	4,027,006
79,501		Brookfield Property REIT, Inc	1,535,164
66,822		Camden Property Trust	6,930,110
69,365		CareTrust REIT, Inc	1,611,349
38,283		CatchMark Timber Trust, Inc	388,955
122,504		CBL & Associates Properties, Inc	128,629
239,417	*	CBRE Group, Inc	12,691,495
53,871		Cedar Realty Trust, Inc	149,761
26,156		Chatham Lodging Trust	467,146
50,988		Chesapeake Lodging Trust	1,400,640
46,803		City Office REIT, Inc	579,421
7,816		Clipper Realty, Inc	90,275
425,482		Colony Capital, Inc	2,403,973
94,085		Columbia Property Trust, Inc	2,063,284
11,013		Community Healthcare Trust, Inc	452,524
12,558		Consolidated-Tomoka Land Co	787,638
91,344		CoreCivic, Inc	1,550,108
7,274		CorEnergy Infrastructure Trust, Inc	294,379
22,840		CorePoint Lodging, Inc	267,913
26,493		Coresite Realty	2,776,731
79,819		Corporate Office Properties Trust	2,228,546
98,057		Cousins Properties, Inc	3,449,645
297,496		Crown Castle International Corp	39,644,317
141,160		CubeSmart	4,792,382
55,454	*	Cushman & Wakefield plc	1,100,207
70,039		CyrusOne, Inc	4,020,239
113,305		DiamondRock Hospitality Co	1,140,981
147,613		Digital Realty Trust, Inc	16,881,023
115,334		Douglas Emmett, Inc	4,707,934
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
246,233		Duke Realty Corp	$8,206,946
49,400		Easterly Government Properties, Inc	932,178
24,286		EastGroup Properties, Inc	2,925,977
104,720		Empire State Realty Trust, Inc	1,467,127
51,942		Entertainment Properties Trust	3,866,043
58,933		Equinix, Inc	29,590,259
92,704		Equity Commonwealth	3,113,000
63,609		Equity Lifestyle Properties, Inc	7,903,418
256,132		Equity Residential	20,206,253
58,648		Essential Properties Realty Trust, Inc	1,238,646
46,611		Essex Property Trust, Inc	14,086,776
88,815		Extra Space Storage, Inc	9,981,918
21,321		Farmland Partners, Inc	131,124
53,403		Federal Realty Investment Trust	7,049,730
84,088		First Industrial Realty Trust, Inc	3,211,321
8,997	*	Forestar Group, Inc	185,878
58,607		Four Corners Property Trust, Inc	1,578,873
61,023		Franklin Street Properties Corp	491,845
88,257		Front Yard Residential Corp	1,059,967
3,673	*	FRP Holdings, Inc	182,107
149,013		Gaming and Leisure Properties, Inc	5,619,280
102,709		Geo Group, Inc	1,829,247
18,727		Getty Realty Corp	561,435
16,590		Gladstone Commercial Corp	352,703
10,797		Global Medical REIT, Inc	111,533
80,903		Global Net Lease, Inc	1,579,227
56,257		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,544,255
336,803		HCP, Inc	10,754,120
87,882		Healthcare Realty Trust, Inc	2,810,466
136,695		Healthcare Trust of America, Inc	3,681,196
56,274		Hersha Hospitality Trust	879,000
70,987		Highwoods Properties, Inc	3,217,841
135,178		Hospitality Properties Trust	3,340,248
519,907		Host Marriott Corp	9,041,183
29,312	*	Howard Hughes Corp	3,957,120
104,156		Hudson Pacific Properties	3,676,707
49,316		Independence Realty Trust, Inc	609,053
46,851		Industrial Logistics Properties Trust	1,001,674
11,699		Innovative Industrial Properties, Inc	1,236,233
10,916		Investors Real Estate Trust	695,895
271,849		Invitation Homes, Inc	7,467,692
196,935		Iron Mountain, Inc	5,791,858
40,754		iStar Financial, Inc	537,953
76,650		JBG SMITH Properties	2,999,314
16,318		Jernigan Capital, Inc	323,749
37,645		Jones Lang LaSalle, Inc	5,484,500
96,450		Kennedy-Wilson Holdings, Inc	2,075,604
66,709		Kilroy Realty Corp	5,300,697
288,636		Kimco Realty Corp	5,544,698
60,963		Kite Realty Group Trust	969,921
57,037		Lamar Advertising Co	4,615,434
184,776		Lexington Realty Trust	1,823,739
96,399		Liberty Property Trust	5,041,668
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
34,541		Life Storage, Inc	$3,367,402
35,739		LTC Properties, Inc	1,647,211
91,730		Macerich Co	3,031,676
77,091		Mack-Cali Realty Corp	1,833,224
24,749	*	Marcus & Millichap, Inc	821,667
7,087	*	Maui Land & Pineapple Co, Inc	80,296
263,851		Medical Properties Trust, Inc	4,617,393
77,405		Mid-America Apartment Communities, Inc	9,121,405
80,044		Monmouth Real Estate Investment Corp (Class A)	1,103,807
32,229		National Health Investors, Inc	2,558,338
112,277		National Retail Properties, Inc	5,865,350
42,965		National Storage Affiliates Trust	1,301,410
57,756		New Senior Investment Group, Inc	411,800
89,029		Newmark Group, Inc	877,826
14,802		NexPoint Residential Trust, Inc	638,854
40,723		NorthStar Realty Europe Corp	692,291
47,345		Office Properties Income Trust	1,333,709
136,597		Omega Healthcare Investors, Inc	4,958,471
32,197		One Liberty Properties, Inc	922,766
111,264		Outfront Media, Inc	3,024,156
117,210		Paramount Group, Inc	1,621,014
137,551		Park Hotels & Resorts, Inc	3,632,722
79,729		Pebblebrook Hotel Trust	2,231,615
49,406		Pennsylvania REIT	295,448
132,603		Physicians Realty Trust	2,282,098
89,709		Piedmont Office Realty Trust, Inc	1,866,844
50,818		Potlatch Corp	1,871,119
30,956		Preferred Apartment Communities, Inc	448,552
449,039		Prologis, Inc	36,197,034
15,469		PS Business Parks, Inc	2,707,075
107,205		Public Storage, Inc	26,025,086
41,639		QTS Realty Trust, Inc	1,927,053
97,923		Rayonier, Inc	2,843,684
10,920		Re/Max Holdings, Inc	317,554
82,223	e	Realogy Holdings Corp	428,382
225,096		Realty Income Corp	15,578,894
76,738	*,e	Redfin Corp	1,384,354
118,696		Regency Centers Corp	7,917,023
95,856		Retail Opportunities Investment Corp	1,738,828
131,127		Retail Properties of America, Inc	1,594,504
10,206		Retail Value, Inc	384,154
62,098		Rexford Industrial Realty, Inc	2,570,857
106,354		RLJ Lodging Trust	1,837,797
4,669		RMR Group, Inc	229,902
62,294		RPT Realty	763,102
27,079		Ryman Hospitality Properties	2,030,925
108,112		Sabra Healthcare REIT, Inc	2,231,432
8,645		Safehold, Inc	284,161
9,881		Saul Centers, Inc	541,380
80,986	*	SBA Communications Corp	19,874,774
239,945		Senior Housing Properties Trust	1,967,549
33,749		Seritage Growth Properties	1,409,696
220,382		Simon Property Group, Inc	35,745,960
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
144,383		SITE Centers Corp	$2,057,458
56,895		SL Green Realty Corp	4,613,047
27,628		Spirit MTA REIT	232,351
55,255		Spirit Realty Capital, Inc	2,437,851
29,309	*	St. Joe Co	563,905
89,961		STAG Industrial, Inc	2,673,641
148,247		STORE Capital Corp	5,071,530
2,867	*	Stratus Properties, Inc	80,907
95,676		Summit Hotel Properties, Inc	1,062,960
57,754		Sun Communities, Inc	7,670,309
161,576		Sunstone Hotel Investors, Inc	2,134,419
88,312		Tanger Factory Outlet Centers, Inc	1,402,395
36,609		Taubman Centers, Inc	1,483,397
11,544	*	Tejon Ranch Co	213,910
45,258		Terreno Realty Corp	2,211,306
187,829		UDR, Inc	8,651,404
29,663		UMH Properties, Inc	390,068
134,012		Uniti Group, Inc	1,128,381
7,479		Universal Health Realty Income Trust	689,265
84,805		Urban Edge Properties	1,418,788
25,939		Urstadt Biddle Properties, Inc (Class A)	560,023
258,663		Ventas, Inc	17,405,433
696,547		VEREIT, Inc	6,352,509
297,744		VICI Properties, Inc	6,353,857
119,965		Vornado Realty Trust	7,716,149
267,196		Washington Prime Group, Inc	969,921
62,434		Washington REIT	1,682,596
88,530		Weingarten Realty Investors	2,470,872
289,873		Welltower, Inc	24,094,244
533,026		Weyerhaeuser Co	13,544,191
22,948	*	Whitestone REIT	292,587
120,667		WP Carey, Inc	10,442,522
83,110		Xenia Hotels & Resorts, Inc	1,781,047
		TOTAL REAL ESTATE	857,720,432

RETAILING - 5.9%
15,888	*	1-800-FLOWERS.COM, Inc (Class A)	311,087
54,562		Aaron’s, Inc	3,440,134
48,761		Abercrombie & Fitch Co (Class A)	923,046
48,847		Advance Auto Parts, Inc	7,358,312
296,919	*	Amazon.com, Inc	554,282,451
103,945		American Eagle Outfitters, Inc	1,838,787
4,482	*	America’s Car-Mart, Inc	404,097
10,925	*	Asbury Automotive Group, Inc	1,005,974
25,965	*,e	At Home Group, Inc	155,530
49,168	*	Autonation, Inc	2,393,498
17,399	*	AutoZone, Inc	19,539,773
22,973	*	Barnes & Noble Education, Inc	80,405
42,052		Barnes & Noble, Inc	274,179
86,549	e	Bed Bath & Beyond, Inc	840,391
160,926		Best Buy Co, Inc	12,315,667
25,783		Big Lots, Inc	660,045
90,864	*	BJ’s Wholesale Club Holdings, Inc	2,140,756
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
30,943	*	Booking Holdings, Inc	$58,377,373
32,807	*	Boot Barn Holdings, Inc	1,026,531
20,435	e	Buckle, Inc	415,852
43,906	*	Burlington Stores, Inc	7,936,010
42,483		Caleres, Inc	797,831
59,924	e	Camping World Holdings, Inc	702,909
117,481	*	CarMax, Inc	10,310,133
29,204	*,e	Carvana Co	1,856,206
14,638		Cato Corp (Class A)	210,348
90,009		Chico’s FAS, Inc	287,129
10,893	e	Children’s Place Retail Stores, Inc	1,063,919
9,236		Citi Trends, Inc	141,773
14,808	*	Conn’s, Inc	308,006
9,713	*	Container Store Group, Inc	59,346
30,828		Core-Mark Holding Co, Inc	1,153,892
45,022		Designer Brands, Inc	827,504
49,667		Dick’s Sporting Goods, Inc	1,846,122
8,843	e	Dillard’s, Inc (Class A)	643,594
185,674		Dollar General Corp	24,884,029
168,933	*	Dollar Tree, Inc	17,188,933
5,673	*,e	Duluth Holdings, Inc	68,927
590,539		eBay, Inc	24,324,301
82,184	*	Etsy, Inc	5,507,972
95,467		Expedia, Inc	12,672,231
140,131	*	Express Parent LLC	346,124
38,459	*	Five Below, Inc	4,517,394
47,306	*	Floor & Decor Holdings, Inc	1,852,030
81,537		Foot Locker, Inc	3,347,909
6,374	*,e	Funko, Inc	159,414
4,919	*,e	Gaia, Inc	28,432
141,525	e	GameStop Corp (Class A)	568,931
142,651		Gap, Inc	2,781,695
16,380	*	Genesco, Inc	645,044
100,382		Genuine Parts Co	9,749,100
55,208	*,e	GNC Holdings, Inc	114,833
12,522		Group 1 Automotive, Inc	1,051,347
438,715	*	Groupon, Inc	1,381,952
62,706	*	GrubHub, Inc	4,240,807
34,631		Guess?, Inc	583,532
9,919		Haverty Furniture Cos, Inc	179,633
15,548	*	Hibbett Sports, Inc	286,083
789,660		Home Depot, Inc	168,742,445
21,193	*	Hudson Ltd	270,847
57,120	*,e	JC Penney Co, Inc	45,439
118,390		Kohl’s Corp	6,376,485
156,181		L Brands, Inc	4,052,897
8,312	*	Lands’ End, Inc	90,601
6,857	*	Leaf Group Ltd	41,828
10,204	*	Liquidity Services, Inc	66,530
14,730		Lithia Motors, Inc (Class A)	1,942,592
215,970	*	LKQ Corp	5,816,072
573,394		Lowe’s Companies, Inc	58,142,152
64,637	*,e	Lumber Liquidators, Inc	566,866
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
203,762		Macy’s, Inc	$4,631,510
15,024	*	MarineMax, Inc	231,971
67,268	*	Michaels Cos, Inc	462,131
25,365		Monro Muffler, Inc	2,135,987
19,492	*	Murphy USA, Inc	1,722,313
58,729	*	National Vision Holdings, Inc	1,855,249
77,380		Nordstrom, Inc	2,562,052
645,748		Office Depot, Inc	1,317,326
35,943	*	Ollie’s Bargain Outlet Holdings, Inc	3,044,013
54,439	*	O’Reilly Automotive, Inc	20,728,194
61,335	*,e	Overstock.com, Inc	1,381,264
76,470	*,e	Party City Holdco, Inc	487,879
23,554		Penske Auto Group, Inc	1,082,777
11,452	e	PetMed Express, Inc	198,921
30,130		Pool Corp	5,705,718
52,342	*	Quotient Technology, Inc	550,638
279,428	*	Qurate Retail Group, Inc QVC Group	3,951,112
49,836	*	Rent-A-Center, Inc	1,347,067
10,455	*,e	RH	1,457,427
258,833		Ross Stores, Inc	27,444,063
34,150	*	Rubicon Project, Inc	259,882
74,929	*	Sally Beauty Holdings, Inc	1,029,524
8,376	e	Shoe Carnival, Inc	212,583
20,933	*	Shutterfly, Inc	1,061,094
21,178		Shutterstock, Inc	812,600
38,052		Signet Jewelers Ltd	690,263
23,483	*	Sleep Number Corp	1,154,659
15,333		Sonic Automotive, Inc (Class A)	422,731
23,407	*	Sportsman’s Warehouse Holdings, Inc	105,097
11,411	*	Stamps.com, Inc	544,875
29,827	*,e	Stitch Fix Inc	777,888
103,746	e	Tailored Brands, Inc	505,243
356,927		Target Corp	30,838,493
82,690		Tiffany & Co	7,766,245
21,738		Tile Shop Holdings, Inc	56,301
9,156		Tilly’s, Inc	74,988
880,968		TJX Companies, Inc	48,065,614
85,931		Tractor Supply Co	9,350,152
40,200	*	Ulta Beauty, Inc	14,039,850
50,531	*	Urban Outfitters, Inc	1,203,143
37,439	*,e	Waitr Holdings Inc	171,845
44,038	*	Wayfair, Inc	5,776,024
2,435		Weyco Group, Inc	67,011
49,891	e	Williams-Sonoma, Inc	3,326,732
1,299		Winmark Corp	219,544
17,443	*	Zumiez, Inc	432,063
		TOTAL RETAILING	1,269,826,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
26,703	*	Acacia Communications, Inc	1,793,641
30,553	*	Advanced Energy Industries, Inc	1,784,295
717,045	*	Advanced Micro Devices, Inc	21,834,020
9,141	*	Alpha & Omega Semiconductor Ltd	92,781
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
18,560	*	Ambarella, Inc	$927,072
59,444	*	Amkor Technology, Inc	548,668
263,122		Analog Devices, Inc	30,906,310
680,571		Applied Materials, Inc	33,599,790
15,750	*	Aquantia Corp	206,798
17,700	*	Axcelis Technologies, Inc	284,085
23,342	*	AXT, Inc	99,670
276,709		Broadcom, Inc	80,242,843
56,349		Brooks Automation, Inc	2,186,341
23,382		Cabot Microelectronics Corp	2,844,420
12,815	*	Ceva, Inc	356,001
37,057	*	Cirrus Logic, Inc	1,817,646
22,179		Cohu, Inc	336,234
68,378	*	Cree, Inc	4,251,744
254,698		Cypress Semiconductor Corp	5,850,413
38,957	*	Diodes, Inc	1,659,568
15,561	*	DSP Group, Inc	250,843
101,674		Entegris, Inc	4,423,836
61,203	*	First Solar, Inc	3,946,982
40,922	*	Formfactor, Inc	686,671
16,831	*	Ichor Holdings Ltd	424,310
10,555	*,e	Impinj, Inc	382,091
39,278	*	Inphi Corp	2,364,928
3,218,846		Intel Corp	162,712,665
118,147		Kla-Tencor Corp	16,105,799
108,776		Lam Research Corp	22,691,761
76,242	*	Lattice Semiconductor Corp	1,474,520
45,361	*	MA-COM Technology Solutions	889,983
468,835		Marvell Technology Group Ltd	12,311,607
186,383		Maxim Integrated Products, Inc	11,032,010
66,980	*	MaxLinear, Inc	1,472,220
165,476	e	Microchip Technology, Inc	15,624,244
796,669	*	Micron Technology, Inc	35,762,471
35,526		MKS Instruments, Inc	3,024,328
29,070		Monolithic Power Systems, Inc	4,307,011
14,183	*	Nanometrics, Inc	445,063
21,044	*	NeoPhotonics Corp Ltd	96,592
2,727		NVE Corp	183,309
415,051		NVIDIA Corp	70,027,405
289,886	*	ON Semiconductor Corp	6,235,448
15,059	*	PDF Solutions, Inc	201,038
38,535	*	Photronics, Inc	371,092
24,260		Power Integrations, Inc	2,209,358
85,195	*	Qorvo, Inc	6,243,942
872,340		Qualcomm, Inc	63,820,394
61,082	*	Rambus, Inc	761,082
42,611	*	Rudolph Technologies, Inc	1,147,088
41,605	*	Semtech Corp	2,199,656
32,357	*	Silicon Laboratories, Inc	3,630,779
120,207		Skyworks Solutions, Inc	10,251,253
12,865	*	SMART Global Holdings, Inc	391,611
38,260	*,e	SunPower Corp	447,259
128,511		Teradyne, Inc	7,161,918
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
677,170		Texas Instruments, Inc	$84,653,022
25,939	*	Ultra Clean Holdings	378,450
31,041		Universal Display Corp	6,552,134
26,815	*	Veeco Instruments, Inc	319,367
75,196		Versum Materials, Inc	3,908,688
181,650		Xilinx, Inc	20,746,247
27,806		Xperi Corp	593,658
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	784,486,473

SOFTWARE & SERVICES - 12.4%
33,444	*	2U, Inc	428,083
76,541	*	8x8, Inc	1,849,996
40,700	*	A10 Networks, Inc	308,506
463,217		Accenture plc	89,206,330
84,722	*	ACI Worldwide, Inc	2,843,270
348,858	*	Adobe, Inc	104,259,702
112,348	*	Akamai Technologies, Inc	9,901,229
31,014	*	Alarm.com Holdings, Inc	1,547,909
30,887		Alliance Data Systems Corp	4,846,788
28,629	*	Altair Engineering, Inc	1,191,253
32,489	*,e	Alteryx, Inc	3,818,757
102,488		Amdocs Ltd	6,558,207
14,904	*	American Software, Inc (Class A)	198,521
58,611	*	Anaplan, Inc	3,337,310
60,661	*	Ansys, Inc	12,321,462
9,050	*	Appfolio, Inc	873,777
22,185	*,e	Appian Corp	871,649
49,808	*	Aspen Technology, Inc	6,568,181
73,359	*	Atlassian Corp plc	10,279,063
154,833	*	Autodesk, Inc	24,180,270
314,690		Automatic Data Processing, Inc	52,402,179
30,478	*	Avalara, Inc	2,483,347
64,333	*	Avaya Holdings Corp	774,569
25,085	*	Benefitfocus, Inc	626,874
98,423	*	Black Knight, Inc	6,232,144
36,980		Blackbaud, Inc	3,365,180
32,086	*	Blackline, Inc	1,431,036
94,144		Booz Allen Hamilton Holding Co	6,472,400
23,476	*	Bottomline Technologies, Inc	988,105
78,650	*	Box, Inc	1,300,871
13,536	*	Brightcove, Inc	168,929
83,711		Broadridge Financial Solutions, Inc	10,641,342
17,412	*	CACI International, Inc (Class A)	3,746,192
195,827	*	Cadence Design Systems, Inc	14,473,574
63,295	*	Carbon Black, Inc	1,177,920
19,220	*	Carbonite, Inc	344,615
25,453	*	Cardtronics plc	724,901
21,931		Cass Information Systems, Inc	1,116,507
94,005		CDK Global, Inc	4,876,039
39,097	*	Ceridian HCM Holding, Inc	2,084,261
17,671	*	ChannelAdvisor Corp	161,336
75,672	*	Cision Ltd	786,232
89,724		Citrix Systems, Inc	8,455,590
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
140,706	*,e	Cloudera, Inc	$841,422
411,037		Cognizant Technology Solutions Corp (Class A)	26,774,950
24,295	*	Commvault Systems, Inc	1,103,965
133,288	*	Conduent, Inc	1,212,921
41,169	*	Cornerstone OnDemand, Inc	2,437,205
43,728	*	Coupa Software, Inc	5,934,327
19,069		CSG Systems International, Inc	977,096
5,864	*,e	Digimarc Corp	264,936
55,211	*	Digital Turbine, Inc	299,796
109,204	*	DocuSign, Inc	5,648,031
20,166	*	Domo, Inc	559,405
151,299	*	Dropbox, Inc	3,564,604
191,130		DXC Technology Co	10,659,320
13,427	e	Ebix, Inc	618,045
26,658	*,e	Elastic NV	2,634,610
34,278	*	Endurance International Group Holdings, Inc	162,478
33,748	*	Envestnet, Inc	2,409,945
36,530	*	EPAM Systems, Inc	7,079,149
33,385	*	Euronet Worldwide, Inc	5,205,055
23,181	*	Everbridge, Inc	2,371,416
87,635	*	Everi Holdings, Inc	1,052,496
57,131		EVERTEC, Inc	1,829,335
8,619	*	Evo Payments, Inc	268,223
29,433	*,e	Exela Technologies, Inc	77,997
24,176	*	ExlService Holdings, Inc	1,663,067
20,093	*	Fair Isaac Corp	6,980,710
438,992	h	Fidelity National Information Services, Inc	58,495,746
116,894	*	FireEye, Inc	1,753,410
63,661	*	First American Corp	2,901,032
397,724	*	Fiserv, Inc	41,931,993
34,525	*	Five9, Inc	1,704,499
60,882	*	FleetCor Technologies, Inc	17,300,838
39,476	*	ForeScout Technologies, Inc	1,474,823
95,945	*	Fortinet, Inc	7,705,343
61,636	*	Gartner, Inc	8,587,744
122,150		Genpact Ltd	4,846,912
112,933		Global Payments, Inc	18,963,709
125,773	*	GoDaddy, Inc	9,229,223
26,025	*,e	GTT Communications, Inc	314,902
56,446	*	Guidewire Software, Inc	5,762,008
54,164		Hackett Group, Inc	889,373
25,945	*	HubSpot, Inc	4,636,890
15,736	*	Information Services Group, Inc	42,802
34,169	*	Instructure, Inc	1,356,168
17,080	*,e	Intelligent Systems Corp	838,457
635,406		International Business Machines Corp	94,192,585
179,816		Intuit, Inc	49,864,775
35,144		j2 Global, Inc	3,130,979
56,192		Jack Henry & Associates, Inc	7,850,022
81,836		KBR, Inc	2,158,834
97,588		Leidos Holdings, Inc	8,011,975
74,415	*	Limelight Networks, Inc	201,665
52,966	*	Liveperson, Inc	1,757,942
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
55,670	*	LiveRamp Holdings, Inc	$2,933,252
34,160		LogMeIn, Inc	2,595,135
51,717	*	Manhattan Associates, Inc	4,395,428
14,447		Mantech International Corp (Class A)	993,665
648,418		MasterCard, Inc (Class A)	176,544,769
52,260		MAXIMUS, Inc	3,841,633
5,438,914		Microsoft Corp	741,160,811
8,153	*	MicroStrategy, Inc (Class A)	1,114,760
81,479	*	Mitek Systems, Inc	818,049
31,573	*	MobileIron, Inc	217,854
16,849	*	Model N, Inc	368,319
17,102	*	MongoDB, Inc	2,449,348
24,124		Monotype Imaging Holdings, Inc	481,756
33,161	*	New Relic, Inc	3,089,610
36,835		NIC, Inc	668,187
207,856	*	Nuance Communications, Inc	3,458,724
100,757	*	Nutanix, Inc	2,287,184
73,017	*	Okta, Inc	9,552,814
16,134	*	OneSpan, Inc	235,879
1,656,236		Oracle Corp	93,246,087
7,146	*,e	Pagerduty, Inc	315,853
63,971	*	Palo Alto Networks, Inc	14,491,990
231,940		Paychex, Inc	19,262,617
32,953	*	Paycom Software, Inc	7,933,435
23,446	*	Paylocity Holding Corp	2,393,602
842,274	*	PayPal Holdings, Inc	92,987,050
21,182	*,e	Paysign Inc	298,878
30,123		Pegasystems, Inc	2,277,299
20,483	*	Perficient, Inc	699,904
115,944		Perspecta, Inc	2,704,974
34,087	*	Pluralsight, Inc	1,046,130
12,502		Presidio, Inc	175,028
28,372		Progress Software Corp	1,228,224
35,990	*	Proofpoint, Inc	4,541,938
30,746	*	PROS Holdings, Inc	2,224,781
74,335	*	PTC, Inc	5,038,426
30,668	*	Q2 Holdings, Inc	2,449,453
5,378		QAD, Inc (Class A)	232,007
20,782	*	Qualys, Inc	1,798,890
34,220	*	Rapid7, Inc	2,075,443
53,633	*	RealPage, Inc	3,350,990
47,466	*	RingCentral, Inc	6,739,223
183,807		Sabre Corp	4,321,303
74,373	*	SailPoint Technologies Holding, Inc	1,572,245
527,309	*	salesforce.com, Inc	81,469,240
37,583		Science Applications International Corp	3,208,461
2,934	*,e	SecureWorks Corp	35,032
131,444	*	ServiceNow, Inc	36,461,251
4,538	*,e	ShotSpotter, Inc	170,583
60,902	*	Smartsheet, Inc	3,039,619
44,684	*,e	SolarWinds Corp	800,737
103,472	*	Splunk, Inc	14,000,796
15,071	*	SPS Commerce, Inc	1,685,390
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
238,182	*	Square, Inc	$19,152,215
147,937		SS&C Technologies Holdings, Inc	7,093,579
75,308	*	SVMK, Inc	1,277,977
62,478	e	Switch, Inc	847,826
22,488	*	Sykes Enterprises, Inc	636,186
428,222		Symantec Corp	9,232,466
79,247	*,e	Synchronoss Technologies, Inc	641,108
105,851	*	Synopsys, Inc	14,052,779
54,262	*	Tableau Software, Inc	9,199,037
73,826	*	Telaria, Inc	597,991
16,825	*	TeleNav, Inc	158,660
41,120	*	Tenable Holdings, Inc	1,030,467
85,362	*	Teradata Corp	3,125,956
68,861		TiVo Corp	521,966
127,868		Total System Services, Inc	17,354,245
24,689	*	Trade Desk, Inc	6,500,861
7,628		TTEC Holdings, Inc	357,906
4,944	*,e	Tucows, Inc	241,910
82,530	*	Twilio, Inc	11,480,748
27,573	*	Tyler Technologies, Inc	6,434,160
31,505	*,e	Unisys Corp	390,347
23,456	*	Upland Software, Inc	1,031,829
26,214	*,e	USA Technologies, Inc	172,488
27,353	*	Varonis Systems, Inc	1,966,954
47,704	*	Verint Systems, Inc	2,760,630
73,212	*	VeriSign, Inc	15,454,321
69,990	*	Verra Mobility Corp	969,362
29,371	*,e	VirnetX Holding Corp	214,702
15,336	*	Virtusa Corp	685,212
1,255,137		Visa, Inc (Class A)	223,414,386
55,582		VMware, Inc (Class A)	9,698,503
312,197		Western Union Co	6,556,137
28,556	*	WEX, Inc	6,227,207
114,163	*	Workday, Inc	22,830,317
29,314	*	Workiva, Inc	1,685,262
77,806	*	Yext, Inc	1,619,143
72,298	*	Zendesk, Inc	6,041,221
22,508	*	Zix Corp	205,048
41,538	*	Zscaler, Inc	3,500,407
60,576	*	Zuora Inc	909,246
		TOTAL SOFTWARE & SERVICES	2,646,514,380

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
92,051	*,e	3D Systems Corp	830,300
27,636		Adtran, Inc	307,036
25,139	*	Aerohive Networks, Inc	111,617
33,387	*	Agilysys, Inc	818,983
211,114		Amphenol Corp (Class A)	19,701,158
27,285	*	Anixter International, Inc	1,756,063
3,305,725		Apple, Inc	704,251,654
28,619	*,e	Applied Optoelectronics, Inc	286,476
42,121	*	Arista Networks, Inc	11,517,987
166,136	*	Arlo Technologies, Inc	714,385
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
60,939	*	Arrow Electronics, Inc	$4,424,781
22,479	*	Avid Technology, Inc	230,410
71,222		Avnet, Inc	3,234,903
37,633		AVX Corp	573,151
24,060		Badger Meter, Inc	1,286,969
5,805		Bel Fuse, Inc (Class B)	95,724
23,710		Belden CDT, Inc	1,077,857
47,299		Benchmark Electronics, Inc	1,279,911
21,160	*	CalAmp Corp	236,146
29,260	*	Calix, Inc	183,753
33,788	*	Casa Systems, Inc	222,663
107,049		CDW Corp	12,648,910
97,225	*	Ciena Corp	4,396,515
3,178,108		Cisco Systems, Inc	176,067,183
4,561	*	Clearfield, Inc	60,433
115,009		Cognex Corp	5,061,546
18,086	*	Coherent, Inc	2,511,241
122,253	*	CommScope Holding Co, Inc	1,745,773
13,332		Comtech Telecommunications Corp	396,760
13,838	*	Control4 Corp	330,867
552,600		Corning, Inc	16,992,450
39,607	*	Cray, Inc	1,371,986
19,009		CTS Corp	599,164
19,750		Daktronics, Inc	125,215
109,862	*	Dell Technologies, Inc	6,343,432
59,746	*	Diebold, Inc	831,067
10,072	*	Digi International, Inc	132,245
43,923		Dolby Laboratories, Inc (Class A)	2,991,156
30,498	*	EchoStar Corp (Class A)	1,388,269
7,496	*	ePlus, Inc	568,946
75,046	*	Extreme Networks, Inc	610,874
42,152	*	F5 Networks, Inc	6,184,541
32,555	*	Fabrinet	1,747,552
9,437	*	FARO Technologies, Inc	503,841
88,061	*	Finisar Corp	2,072,075
203,198	*	Fitbit, Inc	853,432
89,130		Flir Systems, Inc	4,426,196
46,648	*	Harmonic, Inc	348,461
1,011,650		Hewlett Packard Enterprise Co	14,537,411
1,126,970		HP, Inc	23,711,449
46,524	*,e	II-VI, Inc	1,847,003
19,344	*	Immersion Corp	155,526
208,469	*	Infinera Corp	804,690
20,624	*	Insight Enterprises, Inc	1,134,732
27,167		InterDigital, Inc	1,750,370
23,238	*	IPG Photonics Corp	3,044,410
13,759	*	Iteris, Inc	74,436
19,770	*	Itron, Inc	1,225,740
99,082		Jabil Circuit, Inc	3,059,652
241,115		Juniper Networks, Inc	6,514,927
33,541		Kemet Corp	674,845
135,073	*	Keysight Technologies, Inc	12,091,735
14,394	*	Kimball Electronics, Inc	228,865
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
49,539	*	Knowles Corp	$1,008,119
5,791	*	KVH Industries, Inc	58,489
14,714		Littelfuse, Inc	2,486,077
57,764	*	Lumentum Holdings, Inc	3,271,175
20,788		Methode Electronics, Inc	622,601
117,058		Motorola Solutions, Inc	19,426,946
9,718		MTS Systems Corp	559,951
5,930	*	Napco Security Technologies, Inc	171,674
89,427		National Instruments Corp	3,734,472
84,339	*	NCR Corp	2,851,502
176,129		NetApp, Inc	10,301,785
18,154	*	Netgear, Inc	614,513
49,960	*	Netscout Systems, Inc	1,300,958
12,070	*	nLight, Inc	198,431
26,217	*	Novanta, Inc	2,204,588
15,364	*	OSI Systems, Inc	1,729,372
8,426	*,e	PAR Technology Corp	218,992
17,810		Park Aerospace Corp	323,964
5,105		PC Connection, Inc	166,985
6,724	*	PC Mall, Inc	234,197
19,541		Plantronics, Inc	750,374
26,786	*	Plexus Corp	1,599,392
163,453	*	Pure Storage, Inc	2,474,678
26,337	*	Ribbon Communications, Inc	129,578
14,957	*	Rogers Corp	2,373,078
43,947	*	Sanmina Corp	1,395,317
14,787	*	Scansource, Inc	502,019
29,338	*	Stratasys Ltd	818,237
33,660	*	Synaptics, Inc	1,083,179
30,708		Synnex Corp	3,025,966
23,188	*	Tech Data Corp	2,349,872
177,848	*	Trimble Navigation Ltd	7,515,856
52,051	*	TTM Technologies, Inc	544,453
12,448	e	Ubiquiti Networks, Inc	1,602,431
39,316	*	Viasat, Inc	3,207,792
179,207	*	Viavi Solutions, Inc	2,628,967
80,519		Vishay Intertechnology, Inc	1,368,823
6,505	*	Vishay Precision Group, Inc	265,014
197,265		Western Digital Corp	10,630,611
149,088		Xerox Corp	4,785,725
36,541	*	Zebra Technologies Corp (Class A)	7,706,131
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,183,550,132

TELECOMMUNICATION SERVICES - 1.9%
5,230,397		AT&T, Inc	178,095,018
5,617		ATN International, Inc	316,069
11,426	*	Bandwidth Inc	851,237
47,700	*	Boingo Wireless, Inc	716,454
779,204		CenturyLink, Inc	9,420,576
31,358	*	Cincinnati Bell, Inc	119,788
27,208		Cogent Communications Group, Inc	1,714,376
38,093	e	Consolidated Communications Holdings, Inc	179,418
66,952	*,e	Frontier Communications Corp	88,377
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
45,025	*,e	Gogo, Inc	$188,655
56,168	*	IDT Corp (Class B)	570,667
52,280	*,e	Intelsat S.A.	1,183,619
80,615	*	Iridium Communications, Inc	2,050,846
9,912	*	Ooma, Inc	129,153
50,663	*	Orbcomm, Inc	296,885
197,627	*,e	Pareteum Corp	691,695
5,260	*	pdvWireless, Inc	234,017
26,204		Shenandoah Telecom Co	1,031,389
13,824		Spok Holdings, Inc	179,574
402,004	*	Sprint Corp	2,946,689
72,628		Telephone & Data Systems, Inc	2,348,790
222,454	*	T-Mobile US, Inc	17,736,257
8,691	*	US Cellular Corp	416,212
2,979,880		Verizon Communications, Inc	164,697,968
194,410	*	Vonage Holdings Corp	2,410,684
161,054	*	Zayo Group Holdings, Inc	5,432,351
		TOTAL TELECOMMUNICATION SERVICES	394,046,764

TRANSPORTATION - 2.0%
33,348	*	Air Transport Services Group, Inc	777,342
90,035		Alaska Air Group, Inc	5,704,618
8,785		Allegiant Travel Co	1,316,432
5,941		Amerco, Inc	2,299,167
286,641		American Airlines Group, Inc	8,745,417
19,628		Arkansas Best Corp	587,466
24,854	*	Atlas Air Worldwide Holdings, Inc	1,134,585
43,060	*	Avis Budget Group, Inc	1,566,953
94,450		CH Robinson Worldwide, Inc	7,908,299
26,011		Copa Holdings S.A. (Class A)	2,629,712
32,803		Costamare, Inc	197,802
7,137	*	Covenant Transportation Group, Inc	120,258
552,766		CSX Corp	38,914,726
14,049	*	Daseke, Inc	51,981
417,128		Delta Air Lines, Inc	25,461,493
22,066	*,e	Eagle Bulk Shipping, Inc	102,166
15,234	*	Echo Global Logistics, Inc	320,828
129,216		Expeditors International of Washington, Inc	9,865,642
173,357		FedEx Corp	29,562,569
16,557		Forward Air Corp	1,043,091
5,547	*	Genco Shipping & Trading Ltd	53,362
41,770	*	Genesee & Wyoming, Inc (Class A)	4,586,764
29,329		Hawaiian Holdings, Inc	762,261
32,998		Heartland Express, Inc	654,680
104,773	*	Hertz Global Holdings, Inc	1,626,077
18,642	*	Hub Group, Inc (Class A)	845,415
59,730		JB Hunt Transport Services, Inc	6,114,560
224,244	*	JetBlue Airways Corp	4,312,212
70,861		Kansas City Southern Industries, Inc	8,768,340
37,362	*	Kirby Corp	2,927,686
83,181		Knight-Swift Transportation Holdings, Inc	2,981,207
25,429		Landstar System, Inc	2,829,485
23,377	*	Lyft, Inc (Class A)	1,422,958
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
45,827		Macquarie Infrastructure Co LLC	$1,899,071
21,744		Marten Transport Ltd	436,402
38,795		Matson, Inc	1,587,103
191,299		Norfolk Southern Corp	36,561,065
44,310		Old Dominion Freight Line	7,398,884
4,793		Park-Ohio Holdings Corp	146,666
26,098	*	Radiant Logistics, Inc	143,278
41,932		Ryder System, Inc	2,233,298
33,901	*	Safe Bulkers, Inc	68,819
23,550	*	Saia, Inc	1,796,865
57,200		Schneider National, Inc	1,103,960
34,522		Scorpio Bulkers, Inc	207,477
31,683		Skywest, Inc	1,923,475
349,234		Southwest Airlines Co	17,996,028
49,971	*	Spirit Airlines, Inc	2,120,270
129,289	*,e	Uber Technologies, Inc	5,448,238
507,263		Union Pacific Corp	91,281,977
175,716	*	United Continental Holdings, Inc	16,150,058
497,576		United Parcel Service, Inc (Class B)	59,445,405
2,477		Universal Truckload Services, Inc	48,772
10,589	*,e	US Xpress Enterprises, Inc	53,898
48,417	e	Werner Enterprises, Inc	1,605,024
65,475	*	XPO Logistics, Inc	4,418,253
29,117	*	YRC Worldwide, Inc	94,921
		TOTAL TRANSPORTATION	430,364,761

UTILITIES - 3.2%
474,310		AES Corp	7,963,665
43,324		Allete, Inc	3,767,022
176,067		Alliant Energy Corp	8,722,359
171,104		Ameren Corp	12,950,862
355,542		American Electric Power Co, Inc	31,220,143
29,906		American States Water Co	2,316,818
127,184		American Water Works Co, Inc	14,598,180
149,956		Aqua America, Inc	6,290,654
8,406	*	AquaVenture Holdings Ltd	144,835
4,175		Artesian Resources Corp	150,216
78,190	*,e	Atlantic Power Corp	186,874
85,019		Atmos Energy Corp	9,270,472
46,455		Avangrid, Inc	2,348,300
52,011		Avista Corp	2,394,066
47,990		Black Hills Corp	3,798,409
11,214	*,e	Cadiz, Inc	121,335
38,876		California Water Service Group	2,075,590
357,210		Centerpoint Energy, Inc	10,362,662
9,211		Chesapeake Utilities Corp	860,860
19,052		Clearway Energy, Inc (Class A)	327,123
37,582		Clearway Energy, Inc (Class C)	677,228
196,883		CMS Energy Corp	11,462,528
16,415		Connecticut Water Service, Inc	1,147,409
234,610		Consolidated Edison, Inc	19,932,466
5,918		Consolidated Water Co, Inc	83,030
573,953		Dominion Resources, Inc	42,638,968
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
131,151		DTE Energy Co	$16,670,604
521,798		Duke Energy Corp	45,250,323
223,045		Edison International	16,625,774
32,103		El Paso Electric Co	2,127,145
135,934		Entergy Corp	14,357,349
174,464		Evergy, Inc	10,553,327
232,477		Eversource Energy	17,635,705
689,098		Exelon Corp	31,050,756
380,202		FirstEnergy Corp	16,717,482
57,069	e	Genie Energy Ltd	628,900
5,614		Global Water Resources, Inc	71,073
79,271		Hawaiian Electric Industries, Inc	3,551,341
35,770		Idacorp, Inc	3,650,686
150,466		MDU Resources Group, Inc	4,023,461
25,821		MGE Energy, Inc	1,914,627
9,879		Middlesex Water Co	618,722
56,119		National Fuel Gas Co	2,679,121
72,067		New Jersey Resources Corp	3,593,981
348,641		NextEra Energy, Inc	72,227,956
260,888		NiSource, Inc	7,745,765
24,233		Northwest Natural Holding Co	1,730,721
38,146		NorthWestern Corp	2,667,168
190,466		NRG Energy, Inc	6,502,509
144,852		OGE Energy Corp	6,221,393
37,812		ONE Gas, Inc	3,447,698
33,124		Ormat Technologies, Inc	2,171,278
27,175		Otter Tail Corp	1,450,602
72,047		Pattern Energy Group, Inc	1,652,038
379,110	*,b	PG&E Corp	6,873,264
79,196		Pinnacle West Capital Corp	7,224,259
57,247		PNM Resources, Inc	2,843,458
72,918		Portland General Electric Co	3,999,552
500,422		PPL Corp	14,827,504
363,019		Public Service Enterprise Group, Inc	20,746,536
8,678	*	Pure Cycle Corp	94,330
3,652		RGC Resources, Inc	105,105
194,667		Sempra Energy	26,363,752
17,630		SJW Corp	1,144,011
68,657		South Jersey Industries, Inc	2,337,771
736,238		Southern Co	41,376,576
40,004		Southwest Gas Corp	3,556,756
7,128	e	Spark Energy, Inc	77,980
42,596		Spire, Inc	3,510,336
43,814		TerraForm Power, Inc	675,174
119,271		UGI Corp	6,093,555
11,971		Unitil Corp	701,141
276,044		Vistra Energy Corp	5,923,904
225,696		WEC Energy Group, Inc	19,287,980
362,979		Xcel Energy, Inc	21,637,178
7,032		York Water Co	252,941
		TOTAL UTILITIES	683,002,642

		TOTAL COMMON STOCKS	21,338,961,543
		(Cost $13,313,452,267)
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
57,537	†	Media General, Inc	$0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

MATERIALS - 0.0%
16,652	†	A Schulman, Inc	7,210
208,358	†	Pan American Silver Corp	46,943
		TOTAL MATERIALS	54,153

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,988	†	Omthera Pharmaceuticals, Inc	1,193
4,598		Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,469

		TOTAL RIGHTS / WARRANTS	55,622
		(Cost $156,620)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.2%
$49,750,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	49,750,000
		TOTAL GOVERNMENT AGENCY DEBT			49,750,000

TREASURY DEBT - 0.2%
31,590,000		United States Treasury Bill	2.062	08/20/19	31,556,238
		TOTAL TREASURY DEBT			31,556,238

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
116,079,665	c	State Street Navigator Securities Lending Government Money Market Portfolio			116,079,665
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			116,079,665

		TOTAL SHORT-TERM INVESTMENTS			197,385,903
		(Cost $197,385,320)

		TOTAL INVESTMENTS - 100.8%			21,536,403,068
		(Cost $13,510,994,207)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(168,073,699)
		NET ASSETS - 100.0%			$21,368,329,369

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
h	All or a portion of these securities were purchased on a delayed delivery basis.
193

TIAA-CREF FUNDS - Equity Index Fund

†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $168,327,738.

Futures contracts outstanding as of July 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	25	09/20/19	$1,970,577	$1,970,875	$298
S&P 500 E Mini Index	101	09/20/19	15,252,093	15,060,615	(191,478)
S&P Mid-Cap 400 E Mini Index	5	09/20/19	988,602	984,050	(4,552)
Total	131		$18,211,272	$18,015,540	$(195,732)
194

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.2%
8,828		Aptiv plc	$773,774
72,964	*,e	Tesla, Inc	17,628,832
		TOTAL AUTOMOBILES & COMPONENTS	18,402,606

BANKS - 0.1%
4,036		CIT Group, Inc	204,020
4,603		Comerica, Inc	336,940
15,396		First Republic Bank	1,529,747
3,943	*	LendingTree, Inc	1,271,775
13,607		Signature Bank	1,734,348
1,966	*	SVB Financial Group	456,053
5,770		Synovus Financial Corp	220,241
5,242	*	Western Alliance Bancorp	259,164
		TOTAL BANKS	6,012,288

CAPITAL GOODS - 6.2%
222,288		3M Co	38,838,159
11,618		A.O. Smith Corp	528,038
5,344		Acuity Brands, Inc	717,272
7,965		Air Lease Corp	332,857
36,210		Allegion plc	3,749,183
59,357		Allison Transmission Holdings, Inc	2,727,454
94,964		Ametek, Inc	8,509,724
25,027		Armstrong World Industries, Inc	2,445,388
275,174		Boeing Co	93,883,865
40,386		BWX Technologies, Inc	2,177,209
26,511		Carlisle Cos, Inc	3,823,151
22,169		Caterpillar, Inc	2,918,992
17,931		Deere & Co	2,970,270
69,875		Donaldson Co, Inc	3,490,256
32,477		Dover Corp	3,145,398
27,293		Emerson Electric Co	1,770,770
264,828		Fastenal Co	8,156,702
14,482		Flowserve Corp	724,535
33,862		Fortive Corp	2,575,205
22,752		Fortune Brands Home & Security, Inc	1,249,995
8,749		General Dynamics Corp	1,626,789
85,567		Graco, Inc	4,114,061
21,210		HEICO Corp	2,900,468
40,330		HEICO Corp (Class A)	4,250,379
40,440		Hexcel Corp	3,306,374
185,033		Honeywell International, Inc	31,910,791
15,288		Hubbell, Inc	1,985,605
16,509		Huntington Ingalls	3,769,005
195

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
19,331		IDEX Corp	$3,251,861
168,236		Illinois Tool Works, Inc	25,947,038
117,763		Ingersoll-Rand plc	14,562,573
58,044	*	L3Harris Technologies, Inc	12,049,934
17,057		Lennox International, Inc	4,374,779
31,283		Lincoln Electric Holdings, Inc	2,644,039
128,091		Lockheed Martin Corp	46,390,718
28,336	*	Middleby Corp	3,807,792
27,086		Nordson Corp	3,837,003
82,451		Northrop Grumman Corp	28,492,592
21,023		Quanta Services, Inc	786,681
88,857		Raytheon Co	16,197,743
60,613		Rockwell Automation, Inc	9,745,358
8,128		Roper Industries, Inc	2,955,747
34,238	*	Sensata Technologies Holding plc	1,623,908
47,384		Spirit Aerosystems Holdings, Inc (Class A)	3,640,987
54,112		Toro Co	3,940,436
20,893	*	TransDigm Group, Inc	10,142,298
28,491	*	United Rentals, Inc	3,605,536
23,354		W.W. Grainger, Inc	6,796,715
23,567	*	WABCO Holdings, Inc	3,120,507
23,091	e	Wabtec Corp	1,793,709
23,051		Woodward Governor Co	2,582,634
91,641		Xylem, Inc	7,357,856
		TOTAL CAPITAL GOODS	458,246,339

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
43,967		Cintas Corp	11,450,765
103,351	*	Copart, Inc	8,012,803
18,529	*	CoStar Group, Inc	11,402,747
53,780		Equifax, Inc	7,480,260
62,750	*	IAA, Inc	2,933,563
127,469	*	IHS Markit Ltd	8,211,553
62,750		KAR Auction Services, Inc	1,677,935
22,733		Nielsen NV	526,496
9,014		Republic Services, Inc	799,091
58,341		Robert Half International, Inc	3,524,380
75,777		Rollins, Inc	2,540,803
95,742		TransUnion	7,926,480
82,344		Verisk Analytics, Inc	12,493,232
172,056		Waste Management, Inc	20,130,552
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	99,110,660

CONSUMER DURABLES & APPAREL - 1.6%
30,215	*	Capri Holdings Ltd	1,075,352
10,174		Carter’s, Inc	946,385
9,987		Columbia Sportswear Co	1,058,422
142,683		Hanesbrands, Inc	2,295,769
59,369		Hasbro, Inc	7,193,148
4,039		Lennar Corp (B Shares)	153,482
59,380		Lennar Corp (Class A)	2,824,707
61,573	*	Lululemon Athletica, Inc	11,765,985
120,982	*,e	Mattel, Inc	1,766,337
196

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
641,527		Nike, Inc (Class B)	$55,190,568
1,635	*	NVR, Inc	5,467,669
26,350		Polaris Industries, Inc	2,494,555
44,024	*	Roku, Inc	4,549,000
30,946	*	Skechers U.S.A., Inc (Class A)	1,174,091
24,679	*	Tempur Sealy International, Inc	1,979,749
69,480	*	Under Armour, Inc (Class A)	1,602,904
71,506	*	Under Armour, Inc (Class C)	1,454,432
157,500		VF Corp	13,763,925
		TOTAL CONSUMER DURABLES & APPAREL	116,756,480

CONSUMER SERVICES - 2.6%
29,390	*	Bright Horizons Family Solutions	4,469,337
13,388	*	Chipotle Mexican Grill, Inc (Class A)	10,650,556
7,423		Choice Hotels International, Inc	636,968
62,987		Darden Restaurants, Inc	7,656,700
21,247		Domino’s Pizza, Inc	5,195,529
41,779		Dunkin Brands Group, Inc	3,349,005
2,257	*	Grand Canyon Education, Inc	245,494
21,137		H&R Block, Inc	585,284
6,393	*	Hilton Grand Vacations, Inc	209,051
149,292		Hilton Worldwide Holdings, Inc	14,414,143
83,521		Las Vegas Sands Corp	5,048,009
143,622		Marriott International, Inc (Class A)	19,972,075
64,353		McDonald’s Corp	13,560,464
22,905		MGM Resorts International	687,608
22,292	*	Norwegian Cruise Line Holdings Ltd	1,102,116
43,320	*	Planet Fitness, Inc	3,407,551
32,646		Service Corp International	1,506,286
11,017	*	ServiceMaster Global Holdings, Inc	586,435
3,781		Six Flags Entertainment Corp	199,750
629,599		Starbucks Corp	59,616,729
18,354		Vail Resorts, Inc	4,524,628
102,259		Wendy’s	1,860,091
14,542		Wyndham Hotels & Resorts, Inc	822,350
41,439		Wynn Resorts Ltd	5,389,971
154,527		Yum China Holdings, Inc	7,030,979
141,331		Yum! Brands, Inc	15,902,564
		TOTAL CONSUMER SERVICES	188,629,673

DIVERSIFIED FINANCIALS - 2.4%
199,083		American Express Co	24,759,953
10,843		Ameriprise Financial, Inc	1,577,765
13,997		CBOE Holdings, Inc	1,530,012
372,443		Charles Schwab Corp	16,096,986
4,730	*	Credit Acceptance Corp	2,261,082
58,073		Discover Financial Services	5,211,471
27,659		E*TRADE Financial Corp	1,349,483
7,428		Evercore Partners, Inc (Class A)	641,556
19,210		Factset Research Systems, Inc	5,326,933
10,068		Interactive Brokers Group, Inc (Class A)	516,086
115,838		IntercontinentalExchange Group, Inc	10,177,527
98,942		iShares Russell 1000 Growth Index Fund	15,961,323
197

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
20,422		Lazard Ltd (Class A)	$790,536
43,350		LPL Financial Holdings, Inc	3,635,764
19,151		MarketAxess Holdings, Inc	6,454,653
85,257		Moody’s Corp	18,273,985
10,690		Morningstar, Inc	1,624,666
42,558		MSCI, Inc (Class A)	9,670,880
15,028		Raymond James Financial, Inc	1,212,309
127,879		S&P Global, Inc	31,323,961
31,435		SEI Investments Co	1,873,212
95,538		Synchrony Financial	3,427,903
33,999		T Rowe Price Group, Inc	3,855,147
121,647		TD Ameritrade Holding Corp	6,216,162
20,631		Virtu Financial, Inc	447,280
4,389		Voya Financial, Inc	246,530
		TOTAL DIVERSIFIED FINANCIALS	174,463,165

ENERGY - 0.3%
67,348		Anadarko Petroleum Corp	4,960,854
143,126		Cabot Oil & Gas Corp	2,742,294
68,514	*	Cheniere Energy, Inc	4,463,687
17,491		Diamondback Energy, Inc	1,809,094
10,633		Equitrans Midstream Corp	176,401
67,150		ONEOK, Inc	4,705,872
78,671	*	Parsley Energy, Inc	1,305,152
36,515		Pioneer Natural Resources Co	5,040,531
		TOTAL ENERGY	25,203,885

FOOD & STAPLES RETAILING - 1.1%
4,714		Casey’s General Stores, Inc	763,244
227,933		Costco Wholesale Corp	62,825,173
40,490	*	Sprouts Farmers Market, Inc	685,496
247,259		Sysco Corp	16,954,549
		TOTAL FOOD & STAPLES RETAILING	81,228,462

FOOD, BEVERAGE & TOBACCO - 2.9%
472,385		Altria Group, Inc	22,235,162
25,439		Brown-Forman Corp (Class A)	1,357,425
82,155		Brown-Forman Corp (Class B)	4,502,916
53,921	e	Campbell Soup Co	2,229,094
1,361,369		Coca-Cola Co	71,648,851
65,708		Hershey Co	9,970,532
48,257		Kellogg Co	2,809,523
19,370		Lamb Weston Holdings, Inc	1,300,114
40,638		McCormick & Co, Inc	6,442,748
201,190	*	Monster Beverage Corp	12,970,719
612,293		PepsiCo, Inc	78,257,168
9,637	*	Pilgrim’s Pride Corp	260,777
14,908	*	Post Holdings, Inc	1,598,436
4,797	*	TreeHouse Foods, Inc	284,654
		TOTAL FOOD, BEVERAGE & TOBACCO	215,868,119

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
387,644		Abbott Laboratories	33,763,793
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
22,848	*	Abiomed, Inc	$6,364,539
41,346	*	Align Technology, Inc	8,644,622
79,373		AmerisourceBergen Corp	6,917,357
39,265		Anthem, Inc	11,567,862
118,804		Baxter International, Inc	9,975,972
11,934		Becton Dickinson & Co	3,016,915
721,657	*	Boston Scientific Corp	30,641,556
10,747		Cantel Medical Corp	991,733
175,041	*	Centene Corp	9,117,886
168,607		Cerner Corp	12,080,692
7,848		Chemed Corp	3,181,501
58,383		Cigna Corp	9,920,439
3,561		Cooper Cos, Inc	1,201,481
17,289		Danaher Corp	2,429,104
47,842	*	DexCom, Inc	7,504,974
107,485	*	Edwards Lifesciences Corp	22,878,182
28,863		Encompass Health Corp	1,842,614
17,526	*	Guardant Health, Inc	1,647,269
84,077		HCA Healthcare, Inc	11,225,120
10,436	*	Henry Schein, Inc	694,411
17,674		Hill-Rom Holdings, Inc	1,884,755
109,583	*	Hologic, Inc	5,616,129
29,646		Humana, Inc	8,797,450
2,997	*	ICU Medical, Inc	762,557
44,193	*	IDEXX Laboratories, Inc	12,464,636
30,767	*	Insulet Corp	3,782,495
59,586	*	Intuitive Surgical, Inc	30,955,523
2,787	*	Laboratory Corp of America Holdings	466,878
24,090	*	Masimo Corp	3,802,606
11,840		McKesson Corp	1,645,168
30,804	*	Medidata Solutions, Inc	2,814,561
26,397	*	Molina Healthcare, Inc	3,504,994
17,171	*,e	Penumbra, Inc	2,877,860
73,741		Resmed, Inc	9,490,467
2,487		STERIS plc	370,215
178,394		Stryker Corp	37,423,493
23,620		Teleflex, Inc	8,024,659
491,193		UnitedHealth Group, Inc	122,311,969
47,105	*	Varian Medical Systems, Inc	5,528,714
66,414	*	Veeva Systems, Inc	11,018,083
23,986	*	WellCare Health Plans, Inc	6,889,978
28,329		West Pharmaceutical Services, Inc	3,888,722
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	479,929,934

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
125,937		Church & Dwight Co, Inc	9,500,687
53,204		Clorox Co	8,650,970
112,030		Estee Lauder Cos (Class A)	20,634,806
9,893	*	Herbalife Ltd	405,811
75,425		Procter & Gamble Co	8,903,167
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	48,095,441
199

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSURANCE - 1.0%
783		Alleghany Corp	$536,927
123,967		Aon plc	23,460,755
26,666	*	Arch Capital Group Ltd	1,031,707
19,945		Arthur J. Gallagher & Co	1,803,626
31,671	*	Athene Holding Ltd	1,294,077
7,787		Axis Capital Holdings Ltd	495,798
6,060		Brown & Brown, Inc	217,736
9,184		Erie Indemnity Co (Class A)	2,045,920
6,250		Everest Re Group Ltd	1,541,500
5,832		Kemper Corp	513,333
550	*	Markel Corp	612,661
232,340		Marsh & McLennan Cos, Inc	22,955,192
15,553		Primerica, Inc	1,908,198
97,640		Progressive Corp	7,906,887
8,518		RenaissanceRe Holdings Ltd	1,543,036
21,712		Travelers Cos, Inc	3,183,413
		TOTAL INSURANCE	71,050,766

MATERIALS - 1.4%
16,007		Air Products & Chemicals, Inc	3,653,918
14,708		Aptargroup, Inc	1,779,962
40,299		Avery Dennison Corp	4,629,146
32,513	*	Axalta Coating Systems Ltd	963,360
169,118		Ball Corp	12,088,555
25,887	*	Berry Plastics Group, Inc	1,166,209
11,183		CF Industries Holdings, Inc	554,229
38,411	*	Crown Holdings, Inc	2,458,688
20,339		Eagle Materials, Inc	1,683,662
130,261		Ecolab, Inc	26,277,552
44,256	*	Element Solutions, Inc	443,445
9,807		Martin Marietta Materials, Inc	2,429,684
3,749		NewMarket Corp	1,580,616
39,257		PPG Industries, Inc	4,608,379
12,470		Royal Gold, Inc	1,427,192
11,024		RPM International, Inc	747,758
20,199		Scotts Miracle-Gro Co (Class A)	2,265,924
5,802		Sealed Air Corp	242,466
42,884		Sherwin-Williams Co	22,001,207
30,486		Southern Copper Corp (NY)	1,091,094
62,963		Vulcan Materials Co	8,710,931
29,227		WR Grace and Co	1,981,883
		TOTAL MATERIALS	102,785,860

MEDIA & ENTERTAINMENT - 11.6%
20,959		Activision Blizzard, Inc	1,021,542
155,743	*	Alphabet, Inc (Class A)	189,726,122
158,101	*	Alphabet, Inc (Class C)	192,358,325
168,211		Altice USA, Inc	4,341,526
22,432	*	AMC Networks, Inc	1,197,420
2,223		Cable One, Inc	2,704,946
156,706		CBS Corp (Class B)	8,071,926
48,636	*	Charter Communications, Inc	18,743,342
1,102,946		Comcast Corp (Class A)	47,614,179
200

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
138,518	*	Electronic Arts, Inc	$12,812,915
1,242,768	*	Facebook, Inc	241,382,829
17,416		Fox Corp (Class A)	649,965
8,089		Fox Corp (Class B)	300,911
22,096	*	IAC/InterActiveCorp	5,282,049
18,139		Interpublic Group of Cos, Inc	415,746
69,142	*	Live Nation, Inc	4,982,373
1,258	*	Madison Square Garden Co	364,870
27,624	e	Match Group, Inc	2,079,811
219,013	*	NetFlix, Inc	70,739,009
15,570		New York Times Co (Class A)	555,538
17,710		Nexstar Broadcasting Group, Inc (Class A)	1,802,347
59,413		Omnicom Group, Inc	4,766,111
28,869		Sinclair Broadcast Group, Inc (Class A)	1,450,667
724,956	e	Sirius XM Holdings, Inc	4,538,225
61,910	*	Spotify Technology S.A.	9,592,335
26,591	*	Take-Two Interactive Software, Inc	3,257,929
52,873	*	TripAdvisor, Inc	2,334,343
391,453	*	Twitter, Inc	16,562,376
22,239		World Wrestling Entertainment, Inc (Class A)	1,618,554
94,527	*	Zynga, Inc	603,082
		TOTAL MEDIA & ENTERTAINMENT	851,871,313

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
769,863		AbbVie, Inc	51,288,273
15,607		Agilent Technologies, Inc	1,083,282
2,823	*	Agios Pharmaceuticals, Inc	135,815
85,426	*	Alexion Pharmaceuticals, Inc	9,677,912
45,742	*	Alnylam Pharmaceuticals, Inc	3,549,122
290,782		Amgen, Inc	54,254,106
34,945	*	Biogen Idec, Inc	8,310,620
92,917	*	BioMarin Pharmaceutical, Inc	7,370,176
19,409		Bio-Techne Corp	4,078,801
348,352		Bristol-Myers Squibb Co	15,470,312
52,961		Bruker BioSciences Corp	2,534,184
365,305	*	Celgene Corp	33,556,917
24,639	*	Charles River Laboratories International, Inc	3,314,931
445,737		Eli Lilly & Co	48,563,046
67,244	*	Exact Sciences Corp	7,740,457
62,450	*	Exelixis, Inc	1,328,312
94,131		Gilead Sciences, Inc	6,167,463
10,796	*	Horizon Pharma plc	268,712
76,017	*	Illumina, Inc	22,757,969
92,064	*	Incyte Corp	7,818,075
66,976	*	Ionis Pharmaceuticals, Inc	4,411,039
39,248	*	IQVIA Holdings, Inc	6,247,104
25,148	*	Jazz Pharmaceuticals plc	3,505,128
209,130		Johnson & Johnson	27,232,909
1,269,961		Merck & Co, Inc	105,394,063
12,678	*	Mettler-Toledo International, Inc	9,594,077
12,563	*	Moderna, Inc	164,575
13,133	*	Nektar Therapeutics	373,765
47,973	*	Neurocrine Biosciences, Inc	4,624,118
201

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,411	*	PerkinElmer, Inc	$1,068,835
30,566	*	PRA Health Sciences, Inc	3,053,849
8,625	*	Regeneron Pharmaceuticals, Inc	2,628,555
27,015	*	Sage Therapeutics, Inc	4,331,585
37,592	*	Sarepta Therapeutics, Inc	5,595,569
58,090	*	Seattle Genetics, Inc	4,397,994
140,710		Thermo Fisher Scientific, Inc	39,072,353
132,830	*	Vertex Pharmaceuticals, Inc	22,132,135
35,508	*	Waters Corp	7,476,565
249,180		Zoetis, Inc	28,628,290
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	569,200,993

REAL ESTATE - 2.4%
56,391		American Homes 4 Rent	1,365,226
228,116		American Tower Corp	48,273,908
97,945		Americold Realty Trust	3,284,096
48,172		Brookfield Property REIT, Inc	930,201
63,198	*	CBRE Group, Inc	3,350,126
55,276		Colony Capital, Inc	312,309
14,626		Coresite Realty	1,532,951
215,799		Crown Castle International Corp	28,757,375
43,351		Equinix, Inc	21,766,537
44,635		Equity Lifestyle Properties, Inc	5,545,899
53,197		Extra Space Storage, Inc	5,978,811
7,275	*	Howard Hughes Corp	982,125
16,325		Iron Mountain, Inc	480,118
3,033		Jones Lang LaSalle, Inc	441,878
43,503		Lamar Advertising Co	3,520,263
11,183		Outfront Media, Inc	303,954
58,260		Public Storage, Inc	14,143,198
58,445	*	SBA Communications Corp	14,342,987
140,960		Simon Property Group, Inc	22,863,712
10,370		Sun Communities, Inc	1,377,240
7,570		UDR, Inc	348,674
		TOTAL REAL ESTATE	179,901,588

RETAILING - 10.1%
8,391		Advance Auto Parts, Inc	1,264,020
215,085	*	Amazon.com, Inc	401,516,376
12,876	*	AutoZone, Inc	14,460,263
24,033		Best Buy Co, Inc	1,839,245
22,531	*	Booking Holdings, Inc	42,507,210
34,216	*	Burlington Stores, Inc	6,184,542
40,184	*	CarMax, Inc	3,526,548
20,252	*,e	Carvana Co	1,287,217
126,416		Dollar General Corp	16,942,272
65,401	*	Dollar Tree, Inc	6,654,552
427,958		eBay, Inc	17,627,590
61,055	*	Etsy, Inc	4,091,906
61,419		Expedia, Inc	8,152,758
27,988	*	Five Below, Inc	3,287,470
37,712	*	Floor & Decor Holdings, Inc	1,476,425
46,044	*	GrubHub, Inc	3,113,956
202

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
325,891		Home Depot, Inc	$69,639,648
18,302		L Brands, Inc	474,937
24,395	*	LKQ Corp	656,957
414,971		Lowe’s Companies, Inc	42,078,059
60,208	e	Nordstrom, Inc	1,993,487
26,914	*	Ollie’s Bargain Outlet Holdings, Inc	2,279,347
40,024	*	O’Reilly Automotive, Inc	15,239,538
20,521		Pool Corp	3,886,062
186,263		Ross Stores, Inc	19,749,466
13,534		Target Corp	1,169,338
631,217		TJX Companies, Inc	34,439,200
63,050		Tractor Supply Co	6,860,471
29,213	*	Ulta Beauty, Inc	10,202,640
31,687	*	Wayfair, Inc	4,156,067
10,251		Williams-Sonoma, Inc	683,537
		TOTAL RETAILING	747,441,104

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
519,922	*	Advanced Micro Devices, Inc	15,831,625
25,427		Analog Devices, Inc	2,986,655
265,177		Applied Materials, Inc	13,091,789
201,036		Broadcom, Inc	58,298,429
4,088	*	Cree, Inc	254,192
68,837		Entegris, Inc	2,995,098
84,175		Kla-Tencor Corp	11,474,736
68,513		Lam Research Corp	14,292,497
52,216		Maxim Integrated Products, Inc	3,090,665
33,436	e	Microchip Technology, Inc	3,157,027
21,701		Monolithic Power Systems, Inc	3,215,220
303,665		NVIDIA Corp	51,234,359
631,770		Qualcomm, Inc	46,220,293
4,412		Skyworks Solutions, Inc	376,255
87,383		Teradyne, Inc	4,869,855
488,196		Texas Instruments, Inc	61,029,382
22,330		Universal Display Corp	4,713,416
58,141		Versum Materials, Inc	3,022,169
131,122		Xilinx, Inc	14,975,444
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	315,129,106

SOFTWARE & SERVICES - 23.4%
10,520	*	2U, Inc	134,656
330,949		Accenture plc	63,734,158
253,298	*	Adobe, Inc	75,700,640
77,126	*	Akamai Technologies, Inc	6,797,114
2,438		Alliance Data Systems Corp	382,571
23,245	*	Alteryx, Inc	2,732,217
41,942	*	Anaplan, Inc	2,388,177
43,396	*	Ansys, Inc	8,814,596
35,268	*	Aspen Technology, Inc	4,650,791
55,423	*	Atlassian Corp plc	7,765,871
88,375	*	Autodesk, Inc	13,801,524
226,017		Automatic Data Processing, Inc	37,636,351
21,795	*	Avalara, Inc	1,775,857
203

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
73,023	*	Black Knight, Inc	$4,623,816
69,750		Booz Allen Hamilton Holding Co	4,795,312
59,163		Broadridge Financial Solutions, Inc	7,520,801
144,460	*	Cadence Design Systems, Inc	10,677,039
64,301		CDK Global, Inc	3,335,293
25,720	*	Ceridian HCM Holding, Inc	1,371,133
59,317		Citrix Systems, Inc	5,590,034
22,662		Cognizant Technology Solutions Corp (Class A)	1,476,203
31,286	*	Coupa Software, Inc	4,245,823
78,135	*	DocuSign, Inc	4,041,142
108,204	*	Dropbox, Inc	2,549,286
19,078	*,e	Elastic NV	1,885,479
26,269	*	EPAM Systems, Inc	5,090,670
25,564	*	Euronet Worldwide, Inc	3,985,683
14,312	*	Fair Isaac Corp	4,972,275
194,598	h	Fidelity National Information Services, Inc	25,930,119
101,937	*	FireEye, Inc	1,529,055
2,302	*	First American Corp	104,902
293,687	*	Fiserv, Inc	30,963,441
44,343	*	FleetCor Technologies, Inc	12,600,950
73,620	*	Fortinet, Inc	5,912,422
45,093	*	Gartner, Inc	6,282,808
83,546		Genpact Ltd	3,315,105
81,368		Global Payments, Inc	13,663,315
89,955	*	GoDaddy, Inc	6,600,898
41,138	*	Guidewire Software, Inc	4,199,367
20,357	*	HubSpot, Inc	3,638,203
278,830		International Business Machines Corp	41,333,759
129,217		Intuit, Inc	35,833,166
34,696		Jack Henry & Associates, Inc	4,847,031
33,436	*	Manhattan Associates, Inc	2,841,726
467,065		MasterCard, Inc (Class A)	127,167,788
3,934,329		Microsoft Corp	536,131,013
12,234	*	MongoDB, Inc	1,752,153
23,936	*	New Relic, Inc	2,230,117
71,560	*	Nutanix, Inc	1,624,412
53,834	*	Okta, Inc	7,043,102
1,195,554		Oracle Corp	67,309,690
5,133	*,e	Pagerduty, Inc	226,879
47,865	*	Palo Alto Networks, Inc	10,843,337
166,374		Paychex, Inc	13,817,361
25,188	*	Paycom Software, Inc	6,064,011
16,576	*	Paylocity Holding Corp	1,692,244
611,248	*	PayPal Holdings, Inc	67,481,779
20,231		Pegasystems, Inc	1,529,464
32,914	*	Pluralsight, Inc	1,010,131
28,080	*	Proofpoint, Inc	3,543,696
53,172	*	PTC, Inc	3,603,998
40,599	*	RealPage, Inc	2,536,626
36,674	*	RingCentral, Inc	5,206,975
24,607		Sabre Corp	578,511
382,706	*	salesforce.com, Inc	59,128,077
95,542	*	ServiceNow, Inc	26,502,395
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
43,556	*	Smartsheet, Inc	$2,173,880
6,588	*,e	SolarWinds Corp	118,057
78,442	*	Splunk, Inc	10,613,987
173,335	*	Square, Inc	13,937,867
102,727		SS&C Technologies Holdings, Inc	4,925,760
39,579	e	Switch, Inc	537,087
77,901	*	Synopsys, Inc	10,342,137
40,105	*	Tableau Software, Inc	6,799,001
59,610	*	Teradata Corp	2,182,918
91,163		Total System Services, Inc	12,372,642
20,305	*	Trade Desk, Inc	5,346,510
60,555	*	Twilio, Inc	8,423,806
19,738	*	Tyler Technologies, Inc	4,605,862
37,004	*	VeriSign, Inc	7,811,174
905,636		Visa, Inc (Class A)	161,203,208
41,080		VMware, Inc (Class A)	7,168,049
48,225		Western Union Co	1,012,725
22,158	*	WEX, Inc	4,831,995
82,687	*	Workday, Inc	16,535,746
56,618	*	Zendesk, Inc	4,731,000
31,424	*	Zscaler, Inc	2,648,100
		TOTAL SOFTWARE & SERVICES	1,727,416,049

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
152,469		Amphenol Corp (Class A)	14,228,407
2,394,066		Apple, Inc	510,031,821
31,157	*	Arista Networks, Inc	8,519,882
74,384		CDW Corp	8,789,213
2,291,315		Cisco Systems, Inc	126,938,851
83,805		Cognex Corp	3,688,258
124,925		Corning, Inc	3,841,444
56,167	*	Dell Technologies, Inc	3,243,083
4,271		Dolby Laboratories, Inc (Class A)	290,855
28,314	*	F5 Networks, Inc	4,154,230
5,601		Flir Systems, Inc	278,146
40,220		HP, Inc	846,229
1,288	*	IPG Photonics Corp	168,741
16,374		Jabil Circuit, Inc	505,629
95,980	*	Keysight Technologies, Inc	8,592,130
63,570		Motorola Solutions, Inc	10,550,077
3,657		National Instruments Corp	152,716
61,321	*	NCR Corp	2,073,263
129,876		NetApp, Inc	7,596,447
116,909	*	Pure Storage, Inc	1,770,002
21,996	*	Trimble Navigation Ltd	929,551
8,572		Ubiquiti Networks, Inc	1,103,473
27,455	*	Zebra Technologies Corp (Class A)	5,789,985
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	724,082,433

TELECOMMUNICATION SERVICES - 0.1%
83,638	*	T-Mobile US, Inc	6,668,458
119,861	*	Zayo Group Holdings, Inc	4,042,911
		TOTAL TELECOMMUNICATION SERVICES	10,711,369
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION - 2.2%
28,287		Alaska Air Group, Inc	$1,792,264
20,605		American Airlines Group, Inc	628,659
55,388		CH Robinson Worldwide, Inc	4,637,637
145,139		CSX Corp	10,217,786
59,989		Delta Air Lines, Inc	3,661,729
62,467		Expeditors International of Washington, Inc	4,769,355
5,812	*	Genesee & Wyoming, Inc (Class A)	638,216
13,575		JB Hunt Transport Services, Inc	1,389,673
13,518	*	JetBlue Airways Corp	259,951
18,476		Landstar System, Inc	2,055,824
1,800	*	Lyft, Inc (Class A)	109,566
18,259		Norfolk Southern Corp	3,489,660
14,205		Old Dominion Freight Line	2,371,951
152,898		Southwest Airlines Co	7,878,834
9,974	*,e	Uber Technologies, Inc	420,304
368,394		Union Pacific Corp	66,292,500
27,116	*	United Continental Holdings, Inc	2,492,232
362,365		United Parcel Service, Inc (Class B)	43,291,746
27,227	*	XPO Logistics, Inc	1,837,278
		TOTAL TRANSPORTATION	158,235,165

		TOTAL COMMON STOCKS	7,369,772,798
		(Cost $4,547,855,172)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.0%
$3,390,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	3,390,000
		TOTAL GOVERNMENT AGENCY DEBT			3,390,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
26,060,066	c	State Street Navigator Securities Lending Government Money Market Portfolio			26,060,066
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			26,060,066

		TOTAL SHORT-TERM INVESTMENTS			29,450,066
		(Cost $29,450,066)

		TOTAL INVESTMENTS - 100.3%			7,399,222,864
		(Cost $4,577,305,238)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(22,820,384)
		NET ASSETS - 100.0%			$7,376,402,480

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,984,696.
h	All or a portion of these securities were purchased on a delayed delivery basis.
206

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
114,591		Aptiv plc	$10,043,901
101,510		BorgWarner, Inc	3,837,078
1,910,793		Ford Motor Co	18,209,857
604,796		General Motors Co	24,397,471
122,013		Gentex Corp	3,345,597
117,634		Goodyear Tire & Rubber Co	1,615,115
79,398		Harley-Davidson, Inc	2,840,860
29,666		Lear Corp	3,761,056
28,589		Thor Industries, Inc	1,703,904
		TOTAL AUTOMOBILES & COMPONENTS	69,754,839

BANKS - 11.0%
75,521		Associated Banc-Corp	1,636,540
4,191,130		Bank of America Corp	128,583,868
20,343		Bank of Hawaii Corp	1,734,241
59,015		Bank OZK	1,804,679
45,310		BankUnited	1,559,117
373,421		BB&T Corp	19,242,384
15,588		BOK Financial Corp	1,304,404
42,125		CIT Group, Inc	2,129,419
1,125,926		Citigroup, Inc	80,120,894
222,071		Citizens Financial Group, Inc	8,274,365
68,901		Comerica, Inc	5,043,553
50,495		Commerce Bancshares, Inc	3,071,611
28,382		Cullen/Frost Bankers, Inc	2,694,587
69,181		East West Bancorp, Inc	3,321,380
356,789		Fifth Third Bancorp	10,593,065
3,766		First Citizens Bancshares, Inc (Class A)	1,758,797
65,206		First Hawaiian, Inc	1,744,913
155,445		First Horizon National Corp	2,549,298
66,902		First Republic Bank	6,647,383
153,851		FNB Corp	1,853,905
507,794		Huntington Bancshares, Inc	7,236,065
1,571,509		JPMorgan Chase & Co	182,295,044
481,490		Keycorp	8,844,971
66,152		M&T Bank Corp	10,865,466
183,255	*	MGIC Investment Corp	2,354,827
212,639		New York Community Bancorp, Inc	2,451,728
55,890		PacWest Bancorp	2,159,031
192,947		People’s United Financial, Inc	3,168,190
35,717		Pinnacle Financial Partners, Inc	2,169,451
219,330		PNC Financial Services Group, Inc	31,342,257
46,805		Popular, Inc	2,694,096
31,129		Prosperity Bancshares, Inc	2,160,041
207

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
490,516		Regions Financial Corp	$7,813,920
13,044		Signature Bank	1,662,588
98,805		Sterling Bancorp/DE	2,158,889
217,733		SunTrust Banks, Inc	14,501,018
23,852	*	SVB Financial Group	5,532,948
66,348		Synovus Financial Corp	2,532,503
78,542		TCF Financial Corp	1,679,228
23,912	*	Texas Capital Bancshares, Inc	1,504,782
28,690		TFS Financial Corp	515,272
104,464		Umpqua Holdings Corp	1,823,941
705,911		US Bancorp	40,342,814
43,546		Webster Financial Corp	2,220,846
1,973,145		Wells Fargo & Co	95,519,950
41,217	*	Western Alliance Bancorp	2,037,768
26,591		Wintrust Financial Corp	1,902,320
87,842		Zions Bancorporation	3,959,039
		TOTAL BANKS	729,117,396

CAPITAL GOODS - 7.2%
63,921		3M Co	11,168,277
55,206		A.O. Smith Corp	2,509,113
13,888		Acuity Brands, Inc	1,864,047
73,886	*	Aecom Technology Corp	2,656,202
30,445		AGCO Corp	2,344,265
50,118		Air Lease Corp	2,094,431
11,012		Allegion plc	1,140,182
22,227		Ametek, Inc	1,991,761
197,607		Arconic, Inc	4,948,079
11,597		BWX Technologies, Inc	625,194
3,589		Carlisle Cos, Inc	517,570
248,680		Caterpillar, Inc	32,743,695
47,126	*	Colfax Corp	1,304,448
24,669		Crane Co	2,064,795
74,506		Cummins, Inc	12,218,984
20,925		Curtiss-Wright Corp	2,655,592
138,051		Deere & Co	22,868,148
38,845		Dover Corp	3,762,138
204,036		Eaton Corp	16,769,719
273,133		Emerson Electric Co	17,720,869
25,913		Fastenal Co	798,120
48,999		Flowserve Corp	2,451,420
66,562		Fluor Corp	2,163,931
111,703		Fortive Corp	8,495,013
45,275		Fortune Brands Home & Security, Inc	2,487,408
62,132	*	Gardner Denver Holdings, Inc	2,048,492
21,166	*	Gates Industrial Corp plc	232,403
115,985		General Dynamics Corp	21,566,251
4,223,677		General Electric Co	44,137,425
35,972		GrafTech International Ltd	411,879
81,338	*	HD Supply Holdings, Inc	3,295,002
2,707		Hexcel Corp	221,324
181,188		Honeywell International, Inc	31,247,682
11,612		Hubbell, Inc	1,508,167
208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,992		Huntington Ingalls	$911,374
18,019		IDEX Corp	3,031,156
6,779		Ingersoll-Rand plc	838,291
43,797		ITT, Inc	2,733,809
65,214		Jacobs Engineering Group, Inc	5,380,807
438,971		Johnson Controls International plc	18,629,929
53,545	*	L3Harris Technologies, Inc	11,115,942
1,582		Lennox International, Inc	405,751
1,637		Lincoln Electric Holdings, Inc	138,359
144,455		Masco Corp	5,889,430
20,810		MSC Industrial Direct Co (Class A)	1,478,551
3,195		Nordson Corp	452,604
77,178		nVent Electric plc	1,913,243
34,841		Oshkosh Truck Corp	2,911,662
52,229		Owens Corning, Inc	3,029,282
166,010		PACCAR, Inc	11,643,941
62,247		Parker-Hannifin Corp	10,898,205
82,397		Pentair plc	3,197,828
53,002		Quanta Services, Inc	1,983,335
51,870		Raytheon Co	9,455,382
20,839		Regal-Beloit Corp	1,659,201
67,572	*	Resideo Technologies, Inc	1,274,408
42,348		Roper Industries, Inc	15,399,850
43,893	*	Sensata Technologies Holding plc	2,081,845
26,202		Snap-On, Inc	3,998,687
4,908		Spirit Aerosystems Holdings, Inc (Class A)	377,131
73,128		Stanley Black & Decker, Inc	10,792,962
17,468	*	Teledyne Technologies, Inc	5,088,079
111,085		Textron, Inc	5,476,491
32,939		Timken Co	1,505,642
4,413	*	TransDigm Group, Inc	2,142,247
50,750		Trinity Industries, Inc	994,700
10,900	*	United Rentals, Inc	1,379,395
395,411		United Technologies Corp	52,826,910
75,215	*	Univar, Inc	1,663,756
11,005		Valmont Industries, Inc	1,514,288
5,433	*	WABCO Holdings, Inc	719,384
55,718	e	Wabtec Corp	4,328,174
15,280		Watsco, Inc	2,484,834
23,292	*	WESCO International, Inc	1,181,836
4,749		Woodward Governor Co	532,078
		TOTAL CAPITAL GOODS	478,492,805

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
50,297	e	ADT, Inc	319,386
24,532	*	Clean Harbors, Inc	1,908,835
8,782		Equifax, Inc	1,221,488
4,104	*	IAA, Inc	191,862
70,082	*	IHS Markit Ltd	4,514,683
4,104		KAR Auction Services, Inc	109,741
29,266		Manpower, Inc	2,673,449
148,325		Nielsen NV	3,435,207
96,568		Republic Services, Inc	8,560,753
209

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
43,631	*	Stericycle, Inc	$2,005,281
45,913		Waste Management, Inc	5,371,821
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	30,312,506

CONSUMER DURABLES & APPAREL - 0.9%
41,628		Brunswick Corp	2,046,433
39,702	*	Capri Holdings Ltd	1,412,994
11,733		Carter’s, Inc	1,091,404
4,947		Columbia Sportswear Co	524,283
162,243		DR Horton, Inc	7,451,821
71,741	*	Garmin Ltd	5,638,125
38,392		Hanesbrands, Inc	617,727
62,443		Leggett & Platt, Inc	2,495,847
2,777		Lennar Corp (B Shares)	105,526
78,670		Lennar Corp (Class A)	3,742,332
67,948	*,e	Mattel, Inc	992,041
28,403	*	Mohawk Industries, Inc	3,541,570
180,972		Newell Rubbermaid, Inc	2,567,993
2,851		Polaris Industries, Inc	269,904
128,940		Pulte Homes, Inc	4,062,899
35,713		PVH Corp	3,175,600
26,086		Ralph Lauren Corp	2,718,944
43,377	*	Skechers U.S.A., Inc (Class A)	1,645,723
138,565		Tapestry, Inc	4,285,815
69,443		Toll Brothers, Inc	2,497,865
30,616	*	Under Armour, Inc (Class A)	706,311
34,999	*	Under Armour, Inc (Class C)	711,880
30,965		Whirlpool Corp	4,504,788
		TOTAL CONSUMER DURABLES & APPAREL	56,807,825

CONSUMER SERVICES - 2.1%
121,403		ARAMARK Holdings Corp	4,393,575
283,630	*	Caesars Entertainment Corp	3,358,179
193,347		Carnival Corp	9,131,779
9,061		Choice Hotels International, Inc	777,524
2,598		Dunkin Brands Group, Inc	208,256
89,479		Extended Stay America, Inc	1,496,089
44,900	*	frontdoor, Inc	2,049,236
1,998		Graham Holdings Co	1,483,974
20,521	*	Grand Canyon Education, Inc	2,232,069
86,625		H&R Block, Inc	2,398,646
37,222	*	Hilton Grand Vacations, Inc	1,217,159
18,848		Hyatt Hotels Corp	1,457,893
59,056	e	International Game Technology plc	788,398
84,680		Las Vegas Sands Corp	5,118,059
313,662		McDonald’s Corp	66,094,857
233,758		MGM Resorts International	7,017,415
81,581	*	Norwegian Cruise Line Holdings Ltd	4,033,365
83,583		Royal Caribbean Cruises Ltd	9,724,046
54,099		Service Corp International	2,496,128
54,727	*	ServiceMaster Global Holdings, Inc	2,913,118
34,379		Six Flags Entertainment Corp	1,816,243
2,050		Vail Resorts, Inc	505,366
210

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
44,050		Wyndham Destinations, Inc	$2,072,993
32,085		Wyndham Hotels & Resorts, Inc	1,814,407
8,023		Wynn Resorts Ltd	1,043,552
33,337		Yum China Holdings, Inc	1,516,833
17,998		Yum! Brands, Inc	2,025,135
		TOTAL CONSUMER SERVICES	139,184,294

DIVERSIFIED FINANCIALS - 5.4%
25,809		Affiliated Managers Group, Inc	2,214,154
266,777		AGNC Investment Corp	4,572,558
192,408		Ally Financial, Inc	6,332,147
147,699		American Express Co	18,369,325
55,647		Ameriprise Financial, Inc	8,097,195
715,437		Annaly Capital Management, Inc	6,832,423
145,417		AXA Equitable Holdings, Inc	3,268,974
415,860		Bank of New York Mellon Corp	19,512,151
159,824		BGC Partners, Inc (Class A)	880,630
57,657		BlackRock, Inc	26,965,026
227,883		Capital One Financial Corp	21,060,947
41,601		CBOE Holdings, Inc	4,547,405
233,855		Charles Schwab Corp	10,107,213
89,998		Chimera Investment Corp	1,735,161
173,129		CME Group, Inc	33,659,740
665	*	Credit Acceptance Corp	317,890
102,275		Discover Financial Services	9,178,159
95,314		E*TRADE Financial Corp	4,650,370
53,244		Eaton Vance Corp	2,369,358
12,472		Evercore Partners, Inc (Class A)	1,077,207
134,255		Franklin Resources, Inc	4,380,741
160,047		Goldman Sachs Group, Inc	35,231,146
25,374		Interactive Brokers Group, Inc (Class A)	1,300,671
162,173		IntercontinentalExchange Group, Inc	14,248,520
192,422		Invesco Ltd	3,692,578
113,506		iShares Russell 1000 Value Index Fund	14,578,711
78,065		Janus Henderson Group plc	1,566,765
122,562		Jefferies Financial Group, Inc	2,614,247
32,000		Lazard Ltd (Class A)	1,238,720
40,133		Legg Mason, Inc	1,511,409
226,750		MFA Mortgage Investments, Inc	1,628,065
589,194		Morgan Stanley	26,254,485
56,138		NASDAQ OMX Group, Inc	5,410,019
100,313		Navient Corp	1,419,429
201,909		New Residential Investment Corp	3,167,952
97,667		Northern Trust Corp	9,571,366
33,765		OneMain Holdings, Inc	1,399,559
46,113		Raymond James Financial, Inc	3,719,936
55,809		Santander Consumer USA Holdings, Inc	1,501,820
32,257		SEI Investments Co	1,922,195
201,539		SLM Corp	1,836,020
133,895		Starwood Property Trust, Inc	3,110,381
181,359		State Street Corp	10,535,144
245,111		Synchrony Financial	8,794,583
80,133		T Rowe Price Group, Inc	9,086,281
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
16,794		TD Ameritrade Holding Corp	$858,173
130,467		Two Harbors Investment Corp	1,756,086
12,688		Virtu Financial, Inc	275,076
66,519		Voya Financial, Inc	3,736,372
		TOTAL DIVERSIFIED FINANCIALS	362,094,483

ENERGY - 9.0%
182,320		Anadarko Petroleum Corp	13,429,691
107,499	e	Antero Midstream Corp	980,391
125,849	*	Antero Resources Corp	580,164
179,240		Apache Corp	4,377,041
42,596	*	Apergy Corp	1,385,648
251,490		Baker Hughes a GE Co	6,385,331
82,938		Cabot Oil & Gas Corp	1,589,092
87,218	*	Centennial Resource Development, Inc	518,947
47,204	*	Cheniere Energy, Inc	3,075,341
720,650	*,e	Chesapeake Energy Corp	1,304,376
928,951		Chevron Corp	114,363,158
47,679		Cimarex Energy Co	2,415,895
96,746		Concho Resources, Inc	9,450,149
550,242		ConocoPhillips	32,508,297
41,421	*	Continental Resources, Inc	1,539,619
197,454	*	Devon Energy Corp	5,331,258
63,964		Diamondback Energy, Inc	6,615,796
282,835		EOG Resources, Inc	24,281,385
120,447		EQT Corp	1,819,954
87,262		Equitrans Midstream Corp	1,447,677
2,062,765		Exxon Mobil Corp	153,387,205
424,446		Halliburton Co	9,762,258
54,153		Helmerich & Payne, Inc	2,690,321
131,493		Hess Corp	8,526,006
75,417		HollyFrontier Corp	3,753,504
952,274		Kinder Morgan, Inc	19,635,890
172,474		Kosmos Energy Ltd	1,036,569
393,558		Marathon Oil Corp	5,537,361
320,902		Marathon Petroleum Corp	18,095,664
78,186		Murphy Oil Corp	1,879,591
181,358		National Oilwell Varco, Inc	4,319,947
227,757		Noble Energy, Inc	5,028,875
362,751		Occidental Petroleum Corp	18,630,891
136,420		ONEOK, Inc	9,560,314
54,873	*	Parsley Energy, Inc	910,343
104,987		Patterson-UTI Energy, Inc	1,220,999
56,497		PBF Energy, Inc	1,577,961
221,155		Phillips 66	22,681,657
47,148		Pioneer Natural Resources Co	6,508,310
100,495		Range Resources Corp	571,816
674,560		Schlumberger Ltd	26,962,163
111,673		Targa Resources Investments, Inc	4,345,196
285,158	*,e	Transocean Ltd (NYSE)	1,733,761
203,683		Valero Energy Corp	17,363,976
586,045		Williams Cos, Inc	14,440,149
197,727	*	WPX Energy, Inc	2,064,270
		TOTAL ENERGY	595,624,207
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 1.7%
13,045		Casey’s General Stores, Inc	$2,112,116
385,571		Kroger Co	8,158,682
29,582	*	Sprouts Farmers Market, Inc	500,823
104,039	*	US Foods Holding Corp	3,679,860
376,698		Walgreens Boots Alliance, Inc	20,526,274
684,150		Walmart, Inc	75,516,477
		TOTAL FOOD & STAPLES RETAILING	110,494,232

FOOD, BEVERAGE & TOBACCO - 4.3%
467,182		Altria Group, Inc	21,990,257
269,773		Archer Daniels Midland Co	11,082,275
4,603	*,e	Beyond Meat, Inc	904,535
1,592		Brown-Forman Corp (Class A)	84,949
5,411		Brown-Forman Corp (Class B)	296,577
66,798		Bunge Ltd	3,903,007
34,464		Campbell Soup Co	1,424,742
593,107		Coca-Cola Co	31,215,222
236,115		ConAgra Brands, Inc	6,816,640
76,654		Constellation Brands, Inc (Class A)	15,087,040
93,757		Flowers Foods, Inc	2,222,041
293,428		General Mills, Inc	15,583,961
43,423	*	Hain Celestial Group, Inc	945,319
10,200		Hershey Co	1,547,748
133,993		Hormel Foods Corp	5,492,373
31,447		Ingredion, Inc	2,430,539
53,903		J.M. Smucker Co	5,993,475
72,464		Kellogg Co	4,218,854
97,323		Keurig Dr Pepper, Inc	2,738,669
304,332		Kraft Heinz Co	9,741,667
51,656		Lamb Weston Holdings, Inc	3,467,151
21,901		McCormick & Co, Inc	3,472,184
85,949		Molson Coors Brewing Co (Class B)	4,640,386
694,362		Mondelez International, Inc	37,141,423
110,031		PepsiCo, Inc	14,063,062
757,379		Philip Morris International, Inc	63,324,458
16,394	*	Pilgrim’s Pride Corp	443,622
17,054	*	Post Holdings, Inc	1,828,530
137		Seaboard Corp	559,185
21,985	*	TreeHouse Foods, Inc	1,304,590
139,702		Tyson Foods, Inc (Class A)	11,106,309
		TOTAL FOOD, BEVERAGE & TOBACCO	285,070,790

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
476,656		Abbott Laboratories	41,516,738
41,737	*	Acadia Healthcare Co, Inc	1,333,080
88,736		Anthem, Inc	26,142,513
124,471		Baxter International, Inc	10,451,830
119,215		Becton Dickinson & Co	30,137,552
7,619		Cantel Medical Corp	703,081
145,809		Cardinal Health, Inc	6,667,846
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
32,008	*	Centene Corp	$1,667,297
126,081		Cigna Corp	21,423,683
20,644		Cooper Cos, Inc	6,965,286
46,195	*	Covetrus, Inc	1,093,436
631,204		CVS Health Corp	35,265,367
294,263		Danaher Corp	41,343,951
60,627	*	DaVita, Inc	3,628,526
107,615		Dentsply Sirona, Inc	5,859,637
23,059		Encompass Health Corp	1,472,086
53,148		HCA Healthcare, Inc	7,095,789
64,384	*	Henry Schein, Inc	4,284,111
15,391		Hill-Rom Holdings, Inc	1,641,296
24,900	*	Hologic, Inc	1,276,125
37,481		Humana, Inc	11,122,487
6,367	*	ICU Medical, Inc	1,620,019
33,776	*	Integra LifeSciences Holdings Corp	2,141,061
44,936	*	Laboratory Corp of America Holdings	7,527,679
82,907		McKesson Corp	11,519,928
45,251	*	MEDNAX, Inc	1,111,817
653,822		Medtronic plc	66,650,615
7,997	*	Molina Healthcare, Inc	1,061,842
24,702	*	Premier, Inc	957,202
64,409		Quest Diagnostics, Inc	6,574,871
37,653		STERIS plc	5,605,026
39,678		Universal Health Services, Inc (Class B)	5,985,823
2,489	*	WellCare Health Plans, Inc	714,965
8,476		West Pharmaceutical Services, Inc	1,163,500
99,855		Zimmer Biomet Holdings, Inc	13,493,406
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	387,219,471

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
11,258		Clorox Co	1,830,551
408,954		Colgate-Palmolive Co	29,338,360
149,391		Coty, Inc	1,629,856
30,341		Energizer Holdings, Inc	1,276,749
41,526	*	Herbalife Ltd	1,703,397
166,413		Kimberly-Clark Corp	22,573,923
26,164		Nu Skin Enterprises, Inc (Class A)	1,046,037
1,134,377		Procter & Gamble Co	133,901,861
16,794		Spectrum Brands Holdings, Inc	841,547
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	194,142,281

INSURANCE - 7.6%
359,821		Aflac, Inc	18,940,977
5,975		Alleghany Corp	4,097,237
161,203		Allstate Corp	17,313,202
35,998		American Financial Group, Inc	3,685,475
424,163		American International Group, Inc	23,748,886
3,746		American National Insurance Co	453,341
159,679	*	Arch Capital Group Ltd	6,177,980
71,283		Arthur J. Gallagher & Co	6,446,122
29,910		Assurant, Inc	3,390,598
48,567		Assured Guaranty Ltd	2,121,892
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
49,006	*	Athene Holding Ltd	$2,002,385
38,127		Axis Capital Holdings Ltd	2,427,546
953,185	*	Berkshire Hathaway, Inc (Class B)	195,812,794
56,957	*	Brighthouse Financial, Inc	2,231,006
109,718		Brown & Brown, Inc	3,942,168
222,646		Chubb Ltd	34,029,215
72,935		Cincinnati Financial Corp	7,828,114
15,029		CNA Financial Corp	719,739
4,075		Erie Indemnity Co (Class A)	907,788
13,339		Everest Re Group Ltd	3,289,931
52,798		First American Financial Corp	3,052,780
129,907		FNF Group	5,570,412
20,725		Hanover Insurance Group, Inc	2,688,240
173,764		Hartford Financial Services Group, Inc	10,014,019
23,791		Kemper Corp	2,094,084
96,195		Lincoln National Corp	6,285,381
125,193		Loews Corp	6,702,833
6,064	*	Markel Corp	6,754,871
31,466		Marsh & McLennan Cos, Inc	3,108,841
15,352		Mercury General Corp	870,612
392,232		Metlife, Inc	19,384,105
134,981		Old Republic International Corp	3,078,917
5,582		Primerica, Inc	684,856
134,318		Principal Financial Group	7,795,817
192,165		Progressive Corp	15,561,522
197,833		Prudential Financial, Inc	20,042,461
29,750		Reinsurance Group of America, Inc (Class A)	4,638,620
12,846		RenaissanceRe Holdings Ltd	2,327,053
51,657		Torchmark Corp	4,717,317
107,269		Travelers Cos, Inc	15,727,781
102,028		UnumProvident Corp	3,259,795
70,588		W.R. Berkley Corp	4,898,101
1,449		White Mountains Insurance Group Ltd	1,559,124
62,587		Willis Towers Watson plc	12,218,234
		TOTAL INSURANCE	502,602,172

MATERIALS - 4.3%
92,100		Air Products & Chemicals, Inc	21,023,667
52,843		Albemarle Corp	3,855,425
88,005	*	Alcoa Corp	1,979,232
18,037		Aptargroup, Inc	2,182,838
13,686		Ardagh Group S.A.	227,598
29,581		Ashland Global Holdings, Inc	2,351,098
2,611		Avery Dennison Corp	299,926
68,094	*	Axalta Coating Systems Ltd	2,017,625
38,711	*	Berry Plastics Group, Inc	1,743,931
28,903		Cabot Corp	1,292,542
62,002		Celanese Corp (Series A)	6,954,764
99,057		CF Industries Holdings, Inc	4,909,265
77,885		Chemours Co	1,485,267
366,419		Corteva, Inc	10,809,360
26,247	*	Crown Holdings, Inc	1,680,070
29,752		Domtar Corp	1,262,972
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
363,742		Dow, Inc	$17,619,662
365,163		DuPont de Nemours, Inc	26,350,162
3,737		Eagle Materials, Inc	309,349
65,546		Eastman Chemical Co	4,938,891
67,155	*	Element Solutions, Inc	672,893
64,943		FMC Corp	5,612,374
703,853		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,784,614
140,203		Graphic Packaging Holding Co	2,083,417
103,975		Huntsman Corp	2,136,686
52,271	e	International Flavors & Fragrances, Inc	7,526,501
193,972		International Paper Co	8,517,311
264,594		Linde plc	50,611,540
142,439		LyondellBasell Industries AF S.C.A	11,920,720
21,498		Martin Marietta Materials, Inc	5,326,130
174,288		Mosaic Co	4,390,315
346		NewMarket Corp	145,877
398,796		Newmont Mining Corp	14,564,030
149,036		Nucor Corp	8,104,578
80,924		Olin Corp	1,624,145
77,063		Owens-Illinois, Inc	1,307,759
44,626		Packaging Corp of America	4,505,887
76,000		PPG Industries, Inc	8,921,640
31,038		Reliance Steel & Aluminum Co	3,102,248
21,459		Royal Gold, Inc	2,455,983
53,048		RPM International, Inc	3,598,246
68,680		Sealed Air Corp	2,870,137
43,331		Silgan Holdings, Inc	1,302,530
49,582		Sonoco Products Co	2,976,407
10,887		Southern Copper Corp (NY)	389,646
101,254		Steel Dynamics, Inc	3,190,514
94,902	e	United States Steel Corp	1,426,377
91,578		Valvoline, Inc	1,848,960
4,954		Vulcan Materials Co	685,386
16,830		Westlake Chemical Corp	1,137,203
124,671		WestRock Co	4,494,390
		TOTAL MATERIALS	288,528,088

MEDIA & ENTERTAINMENT - 4.3%
350,570		Activision Blizzard, Inc	17,086,782
15,622		CBS Corp (Class B)	804,689
31,899	*	Charter Communications, Inc	12,293,237
51,613		Cinemark Holdings, Inc	2,060,391
1,164,207		Comcast Corp (Class A)	50,258,816
75,719	*,e	Discovery, Inc (Class A)	2,295,043
170,572	*	Discovery, Inc (Class C)	4,816,953
110,149	*	DISH Network Corp (Class A)	3,729,645
13,658	*	Electronic Arts, Inc	1,263,365
156,478		Fox Corp (Class A)	5,839,759
70,193		Fox Corp (Class B)	2,611,180
47,829	*	GCI Liberty, Inc	2,856,826
14,853	*	IAC/InterActiveCorp	3,550,610
172,325		Interpublic Group of Cos, Inc	3,949,689
19,787		John Wiley & Sons, Inc (Class A)	900,506
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,807	*	Liberty Broadband Corp (Class A)	$1,159,329
51,231	*	Liberty Broadband Corp (Class C)	5,097,997
13,075	*	Liberty Media Group (Class A)	490,051
93,620	*	Liberty Media Group (Class C)	3,686,756
40,163	*	Liberty SiriusXM Group (Class A)	1,671,986
77,319	*	Liberty SiriusXM Group (Class C)	3,236,573
21,744	e	Lions Gate Entertainment Corp (Class A)	280,715
59,366		Lions Gate Entertainment Corp (Class B)	723,672
8,191	*	Madison Square Garden Co	2,375,718
62,683		New York Times Co (Class A)	2,236,529
179,394		News Corp (Class A)	2,360,825
54,335		News Corp (Class B)	731,349
4,820		Nexstar Broadcasting Group, Inc (Class A)	490,531
48,718		Omnicom Group, Inc	3,908,158
1,748		Sinclair Broadcast Group, Inc (Class A)	87,837
30,370	*	Take-Two Interactive Software, Inc	3,720,932
45,758		Tribune Co	2,126,374
4,925	*	TripAdvisor, Inc	217,439
5,513	e	Viacom, Inc (Class A)	192,735
173,962		Viacom, Inc (Class B)	5,279,747
850,721		Walt Disney Co	121,661,610
26,867	*	Zillow Group, Inc (Class A)	1,339,051
62,959	*,e	Zillow Group, Inc (Class C)	3,145,432
347,214	*	Zynga, Inc	2,215,225
		TOTAL MEDIA & ENTERTAINMENT	282,754,062

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
139,829		Agilent Technologies, Inc	9,705,531
25,880	*	Agios Pharmaceuticals, Inc	1,245,087
25,024	*	Alexion Pharmaceuticals, Inc	2,834,969
74,331	*	Alkermes plc	1,721,506
159,786		Allergan plc	25,645,653
8,234	*	Alnylam Pharmaceuticals, Inc	638,876
23,306		Amgen, Inc	4,348,433
61,520	*	Biogen Idec, Inc	14,630,686
10,461	*	Bio-Rad Laboratories, Inc (Class A)	3,294,169
27,772	*	Bluebird Bio, Inc	3,644,519
471,136		Bristol-Myers Squibb Co	20,923,150
69,134	*	Catalent, Inc	3,905,380
181,108	*	Elanco Animal Health, Inc	5,969,320
84,117	*	Exelixis, Inc	1,789,169
530,900		Gilead Sciences, Inc	34,784,568
77,436	*	Horizon Pharma plc	1,927,382
50,355	*	IQVIA Holdings, Inc	8,015,005
2,269	*	Jazz Pharmaceuticals plc	316,253
1,099,004		Johnson & Johnson	143,112,301
66,288		Merck & Co, Inc	5,501,241
253,619	*	Mylan NV	5,300,637
67,768	*	Nektar Therapeutics	1,928,677
41,019	*	PerkinElmer, Inc	3,532,556
61,167		Perrigo Co plc	3,303,630
2,710,568		Pfizer, Inc	105,278,461
105,196	*	QIAGEN NV	3,967,993
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
31,605	*	Regeneron Pharmaceuticals, Inc	$9,631,940
62,178		Thermo Fisher Scientific, Inc	17,265,587
22,178	*	United Therapeutics Corp	1,757,385
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	445,920,064

REAL ESTATE - 5.1%
53,240		Alexandria Real Estate Equities, Inc	7,792,206
64,691		American Campus Communities, Inc	3,024,304
69,965		American Homes 4 Rent	1,693,853
71,345		Apartment Investment & Management Co	3,534,431
106,601	*	Apple Hospitality REIT, Inc	1,674,702
68,094		AvalonBay Communities, Inc	14,217,346
74,824		Boston Properties, Inc	9,947,851
92,998		Brandywine Realty Trust	1,371,720
143,073		Brixmor Property Group, Inc	2,715,526
44,505		Camden Property Trust	4,615,614
104,523	*	CBRE Group, Inc	5,540,764
233,084		Colony Capital, Inc	1,316,925
55,300		Columbia Property Trust, Inc	1,212,729
5,538		Coresite Realty	580,438
59,376		Corporate Office Properties Trust	1,657,778
69,400		Cousins Properties, Inc	2,441,492
93,221		CubeSmart	3,164,853
55,161		CyrusOne, Inc	3,166,241
100,300		Digital Realty Trust, Inc	11,470,308
76,534		Douglas Emmett, Inc	3,124,118
175,338		Duke Realty Corp	5,844,016
67,499		Empire State Realty Trust, Inc	945,661
37,628		Entertainment Properties Trust	2,800,652
62,457		Equity Commonwealth	2,097,306
178,902		Equity Residential	14,113,579
31,856		Essex Property Trust, Inc	9,627,520
11,200		Extra Space Storage, Inc	1,258,768
36,123		Federal Realty Investment Trust	4,768,597
96,446		Gaming and Leisure Properties, Inc	3,636,979
232,943		HCP, Inc	7,437,870
97,905		Healthcare Trust of America, Inc	2,636,582
49,753		Highwoods Properties, Inc	2,255,303
75,699		Hospitality Properties Trust	1,870,522
358,255		Host Marriott Corp	6,230,054
14,666	*	Howard Hughes Corp	1,979,910
72,385		Hudson Pacific Properties	2,555,190
202,745		Invitation Homes, Inc	5,569,405
120,652		Iron Mountain, Inc	3,548,375
59,307		JBG SMITH Properties	2,320,683
22,835		Jones Lang LaSalle, Inc	3,326,831
46,887		Kilroy Realty Corp	3,725,641
192,875		Kimco Realty Corp	3,705,129
69,992		Liberty Property Trust	3,660,582
22,626		Life Storage, Inc	2,205,809
70,542		Macerich Co	2,331,413
212,141		Medical Properties Trust, Inc	3,712,467
55,549		Mid-America Apartment Communities, Inc	6,545,894
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
75,899		National Retail Properties, Inc	$3,964,964
101,844		Omega Healthcare Investors, Inc	3,696,937
64,404		Outfront Media, Inc	1,750,501
107,631		Paramount Group, Inc	1,488,537
96,493		Park Hotels & Resorts, Inc	2,548,380
305,707		Prologis, Inc	24,643,041
17,992		Public Storage, Inc	4,367,738
60,568		Rayonier, Inc	1,758,895
150,232		Realty Income Corp	10,397,557
79,292		Regency Centers Corp	5,288,776
108,149		Retail Properties of America, Inc	1,315,092
16,726		Simon Property Group, Inc	2,712,957
67,320		SITE Centers Corp	959,310
40,841		SL Green Realty Corp	3,311,388
45,434		Spirit Realty Capital, Inc	2,004,548
98,755		STORE Capital Corp	3,378,409
30,612		Sun Communities, Inc	4,065,580
32,753		Taubman Centers, Inc	1,327,152
129,769		UDR, Inc	5,977,160
172,888		Ventas, Inc	11,633,634
462,226		VEREIT, Inc	4,215,501
215,418		VICI Properties, Inc	4,597,020
84,877		Vornado Realty Trust	5,459,289
58,879		Weingarten Realty Investors	1,643,313
195,753		Welltower, Inc	16,270,989
363,628		Weyerhaeuser Co	9,239,787
82,938		WP Carey, Inc	7,177,455
		TOTAL REAL ESTATE	340,167,847

RETAILING - 2.0%
24,904		Advance Auto Parts, Inc	3,751,539
25,719	*	Autonation, Inc	1,252,001
89,567		Best Buy Co, Inc	6,854,563
41,734	*	CarMax, Inc	3,662,576
33,037		Dick’s Sporting Goods, Inc	1,227,985
7,428		Dollar General Corp	995,501
53,269	*	Dollar Tree, Inc	5,420,121
8,664		Expedia, Inc	1,150,059
53,221		Foot Locker, Inc	2,185,254
108,581		Gap, Inc	2,117,329
67,873		Genuine Parts Co	6,591,826
231,143		Home Depot, Inc	49,392,948
77,839		Kohl’s Corp	4,192,409
93,252		L Brands, Inc	2,419,889
128,737	*	LKQ Corp	3,466,887
153,838		Macy’s, Inc	3,496,738
19,001		Penske Auto Group, Inc	873,476
196,837	*	Qurate Retail Group, Inc QVC Group	2,783,275
230,406		Target Corp	19,907,078
57,586		Tiffany & Co	5,408,477
34,753	*	Urban Outfitters, Inc	827,469
30,590		Williams-Sonoma, Inc	2,039,741
		TOTAL RETAILING	130,017,141
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
153,676		Analog Devices, Inc	$18,050,783
214,272		Applied Materials, Inc	10,578,609
49,608	*	Cree, Inc	3,084,625
182,532		Cypress Semiconductor Corp	4,192,760
40,344	*	First Solar, Inc	2,601,784
2,183,426		Intel Corp	110,372,185
8,719		Lam Research Corp	1,818,871
320,261		Marvell Technology Group Ltd	8,410,054
80,777		Maxim Integrated Products, Inc	4,781,191
81,918		Microchip Technology, Inc	7,734,698
538,979	*	Micron Technology, Inc	24,194,767
25,741		MKS Instruments, Inc	2,191,331
204,149	*	ON Semiconductor Corp	4,391,245
60,862	*	Qorvo, Inc	4,460,576
78,144		Skyworks Solutions, Inc	6,664,120
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	213,527,599

SOFTWARE & SERVICES - 1.6%
21,804	*	2U, Inc	279,091
7,404	*	Akamai Technologies, Inc	652,515
18,963		Alliance Data Systems Corp	2,975,674
65,590		Amdocs Ltd	4,197,104
23,979	*	Autodesk, Inc	3,744,800
11,714	*	CACI International, Inc (Class A)	2,520,267
5,624	*	Ceridian HCM Holding, Inc	299,815
6,583		Citrix Systems, Inc	620,382
255,759		Cognizant Technology Solutions Corp (Class A)	16,660,141
130,700		DXC Technology Co	7,289,139
115,926	h	Fidelity National Information Services, Inc	15,447,163
36,186	*	First American Corp	1,648,996
170,763		International Business Machines Corp	25,313,907
4,285		Jack Henry & Associates, Inc	598,615
64,919		Leidos Holdings, Inc	5,329,850
23,387		LogMeIn, Inc	1,776,710
136,587	*	Nuance Communications, Inc	2,272,808
108,126		Sabre Corp	2,542,042
20,968	*,e	SolarWinds Corp	375,747
11,517		SS&C Technologies Holdings, Inc	552,240
294,327		Symantec Corp	6,345,690
15,642	*	VeriSign, Inc	3,301,870
161,877		Western Union Co	3,399,417
		TOTAL SOFTWARE & SERVICES	108,143,983

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
38,947	*	Arrow Electronics, Inc	2,827,942
51,078		Avnet, Inc	2,319,963
73,850	*	Ciena Corp	3,339,497
12,855	*	Coherent, Inc	1,784,917
90,467	*	CommScope Holding Co, Inc	1,291,869
257,762		Corning, Inc	7,926,181
19,958	*	Dell Technologies, Inc	1,152,375
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
25,954		Dolby Laboratories, Inc (Class A)	$1,767,467
25,298	*	EchoStar Corp (Class A)	1,151,565
2,109	*	F5 Networks, Inc	309,432
58,315		Flir Systems, Inc	2,895,923
663,807		Hewlett Packard Enterprise Co	9,538,907
716,215		HP, Inc	15,069,164
15,714	*	IPG Photonics Corp	2,058,691
55,729		Jabil Circuit, Inc	1,720,911
165,800		Juniper Networks, Inc	4,479,916
11,406		Littelfuse, Inc	1,927,158
20,504		Motorola Solutions, Inc	3,402,844
58,581		National Instruments Corp	2,446,343
19,680		Synnex Corp	1,939,267
99,398	*	Trimble Navigation Ltd	4,200,559
26,521	*	Viasat, Inc	2,163,848
141,561		Western Digital Corp	7,628,722
88,767		Xerox Corp	2,849,421
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,192,882

TELECOMMUNICATION SERVICES - 3.7%
3,557,209		AT&T, Inc	121,122,966
536,187		CenturyLink, Inc	6,482,501
270,163	*	Sprint Corp	1,980,295
46,537		Telephone & Data Systems, Inc	1,505,007
74,014	*	T-Mobile US, Inc	5,901,136
7,672	*	US Cellular Corp	367,412
2,016,498		Verizon Communications, Inc	111,451,844
		TOTAL TELECOMMUNICATION SERVICES	248,811,161

TRANSPORTATION - 1.9%
31,204		Alaska Air Group, Inc	1,977,085
4,222		Amerco, Inc	1,633,914
170,958		American Airlines Group, Inc	5,215,929
15,094		CH Robinson Worldwide, Inc	1,263,821
16,106		Copa Holdings S.A. (Class A)	1,628,317
241,316		CSX Corp	16,988,646
225,650		Delta Air Lines, Inc	13,773,676
23,553		Expeditors International of Washington, Inc	1,798,272
116,495		FedEx Corp	19,865,892
22,553	*	Genesee & Wyoming, Inc (Class A)	2,476,545
28,698		JB Hunt Transport Services, Inc	2,937,814
141,053	*	JetBlue Airways Corp	2,712,449
49,477		Kansas City Southern Industries, Inc	6,122,284
28,253	*	Kirby Corp	2,213,905
61,417		Knight-Swift Transportation Holdings, Inc	2,201,185
1,787		Landstar System, Inc	198,839
13,864	*	Lyft, Inc (Class A)	843,902
37,747		Macquarie Infrastructure Co LLC	1,564,236
112,346		Norfolk Southern Corp	21,471,568
18,063		Old Dominion Freight Line	3,016,160
26,714		Ryder System, Inc	1,422,788
30,244		Schneider National, Inc	583,709
98,127		Southwest Airlines Co	5,056,484
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
76,788	*,e	Uber Technologies, Inc	$3,235,846
91,816	*	United Continental Holdings, Inc	8,438,809
18,303	*	XPO Logistics, Inc	1,235,086
		TOTAL TRANSPORTATION	129,877,161

UTILITIES - 6.4%
313,647		AES Corp	5,266,133
116,183		Alliant Energy Corp	5,755,706
118,159		Ameren Corp	8,943,455
240,887		American Electric Power Co, Inc	21,152,287
87,450		American Water Works Co, Inc	10,037,511
103,735		Aqua America, Inc	4,351,683
56,309		Atmos Energy Corp	6,139,933
30,737		Avangrid, Inc	1,553,755
244,816		Centerpoint Energy, Inc	7,102,112
137,241		CMS Energy Corp	7,990,171
160,946		Consolidated Edison, Inc	13,673,972
389,848		Dominion Resources, Inc	28,961,808
89,560		DTE Energy Co	11,383,972
354,176		Duke Energy Corp	30,714,143
153,840		Edison International	11,467,234
92,502		Entergy Corp	9,770,061
119,521		Evergy, Inc	7,229,825
153,223		Eversource Energy	11,623,497
472,830		Exelon Corp	21,305,720
257,994		FirstEnergy Corp	11,343,996
55,740		Hawaiian Electric Industries, Inc	2,497,152
25,894		Idacorp, Inc	2,642,742
92,459		MDU Resources Group, Inc	2,472,354
40,422		National Fuel Gas Co	1,929,746
233,195		NextEra Energy, Inc	48,311,008
183,405		NiSource, Inc	5,445,294
132,546		NRG Energy, Inc	4,525,120
99,128		OGE Energy Corp	4,257,548
260,454	*,b	PG&E Corp	4,722,031
55,017		Pinnacle West Capital Corp	5,018,651
349,004		PPL Corp	10,340,988
246,471		Public Service Enterprise Group, Inc	14,085,818
134,199		Sempra Energy	18,174,571
506,335		Southern Co	28,456,027
82,024		UGI Corp	4,190,606
203,820		Vistra Energy Corp	4,373,977
154,560		WEC Energy Group, Inc	13,208,698
248,261		Xcel Energy, Inc	14,798,838
		TOTAL UTILITIES	425,218,143

		TOTAL COMMON STOCKS	6,640,075,432
		(Cost $5,551,840,221)
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.1%
$5,250,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	$5,250,000
		TOTAL GOVERNMENT AGENCY DEBT			5,250,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
7,354,222	c	State Street Navigator Securities Lending Government Money Market Portfolio			7,354,222
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			7,354,222

		TOTAL SHORT-TERM INVESTMENTS			12,604,222
		(Cost $12,604,222)

		TOTAL INVESTMENTS - 100.1%			6,652,679,654
		(Cost $5,564,444,443)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(6,120,564)
		NET ASSETS - 100.0%			$6,646,559,090

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,074,246.
h	All or a portion of these securities were purchased on a delayed delivery basis.
223

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.5%
54,811		Aptiv plc	$4,804,184
43,722		BorgWarner, Inc	1,652,692
811,445		Ford Motor Co	7,733,071
276,637		General Motors Co	11,159,536
34,720		Harley-Davidson, Inc	1,242,282
		TOTAL AUTOMOBILES & COMPONENTS	26,591,765

BANKS - 5.6%
1,863,777		Bank of America Corp	57,180,679
159,553		BB&T Corp	8,221,766
487,401		Citigroup, Inc	34,683,455
97,540		Citizens Financial Group, Inc	3,634,341
33,640		Comerica, Inc	2,462,448
153,243		Fifth Third Bancorp	4,549,785
34,087		First Republic Bank	3,386,884
221,297		Huntington Bancshares, Inc	3,153,482
683,744		JPMorgan Chase & Co	79,314,304
216,481		Keycorp	3,976,756
28,689		M&T Bank Corp	4,712,168
83,297		People’s United Financial, Inc	1,367,737
95,592		PNC Financial Services Group, Inc	13,660,097
216,313		Regions Financial Corp	3,445,866
91,851		SunTrust Banks, Inc	6,117,277
10,920	*	SVB Financial Group	2,533,112
316,115		US Bancorp	18,065,972
852,561		Wells Fargo & Co	41,272,478
38,291		Zions Bancorporation	1,725,775
		TOTAL BANKS	293,464,382

CAPITAL GOODS - 6.5%
120,787		3M Co	21,103,905
30,778		A.O. Smith Corp	1,398,860
19,715		Allegion plc	2,041,291
47,865		Ametek, Inc	4,289,183
86,750		Arconic, Inc	2,172,220
110,288		Boeing Co	37,628,060
121,036		Caterpillar, Inc	15,936,810
29,972		Cummins, Inc	4,915,408
66,954		Deere & Co	11,090,930
30,513		Dover Corp	2,955,184
88,263		Eaton Corp	7,254,336
129,203		Emerson Electric Co	8,382,691
118,416		Fastenal Co	3,647,213
27,320		Flowserve Corp	1,366,820
224

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
61,914		Fortive Corp	$4,708,560
29,762		Fortune Brands Home & Security, Inc	1,635,124
56,457		General Dynamics Corp	10,497,615
1,841,741		General Electric Co	19,246,193
152,747		Honeywell International, Inc	26,342,747
9,090		Huntington Ingalls	2,075,247
63,165		Illinois Tool Works, Inc	9,741,938
51,485		Ingersoll-Rand plc	6,366,635
24,955		Jacobs Engineering Group, Inc	2,059,037
167,720		Johnson Controls International plc	7,118,037
46,353	*	L3Harris Technologies, Inc	9,622,883
51,802		Lockheed Martin Corp	18,761,130
61,521		Masco Corp	2,508,211
35,845		Northrop Grumman Corp	12,386,957
73,336		PACCAR, Inc	5,143,787
26,587		Parker-Hannifin Corp	4,654,852
32,646		Pentair plc	1,266,991
30,451		Quanta Services, Inc	1,139,476
58,828		Raytheon Co	10,723,756
25,444		Rockwell Automation, Inc	4,090,886
22,030		Roper Industries, Inc	8,011,209
11,937		Snap-On, Inc	1,821,706
31,611		Stanley Black & Decker, Inc	4,665,467
49,343		Textron, Inc	2,432,610
10,146	*	TransDigm Group, Inc	4,925,274
16,418	*	United Rentals, Inc	2,077,698
170,045		United Technologies Corp	22,718,012
9,519		W.W. Grainger, Inc	2,770,315
33,613	e	Wabtec Corp	2,611,058
37,010		Xylem, Inc	2,971,533
		TOTAL CAPITAL GOODS	339,277,855

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
17,737		Cintas Corp	4,619,424
43,592	*	Copart, Inc	3,379,688
25,905		Equifax, Inc	3,603,126
74,897	*	IHS Markit Ltd	4,824,865
74,569		Nielsen NV	1,727,018
45,638		Republic Services, Inc	4,045,809
23,957		Robert Half International, Inc	1,447,242
31,255		Rollins, Inc	1,047,980
34,500		Verisk Analytics, Inc	5,234,340
81,941		Waste Management, Inc	9,587,097
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	39,516,589

CONSUMER DURABLES & APPAREL - 1.1%
31,341	*	Capri Holdings Ltd	1,115,426
70,539		DR Horton, Inc	3,239,856
25,295	*	Garmin Ltd	1,987,934
75,653		Hanesbrands, Inc	1,217,257
24,444		Hasbro, Inc	2,961,635
27,507		Leggett & Platt, Inc	1,099,455
60,999		Lennar Corp (Class A)	2,901,722
225

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
13,275	*	Mohawk Industries, Inc	$1,655,260
84,654		Newell Rubbermaid, Inc	1,201,240
264,006		Nike, Inc (Class B)	22,712,436
53,655		Pulte Homes, Inc	1,690,669
15,986		PVH Corp	1,421,475
11,568		Ralph Lauren Corp	1,205,733
60,277		Tapestry, Inc	1,864,368
39,270	*	Under Armour, Inc (Class A)	905,959
38,984	*	Under Armour, Inc (Class C)	792,935
67,695		VF Corp	5,915,866
13,344		Whirlpool Corp	1,941,285
		TOTAL CONSUMER DURABLES & APPAREL	55,830,511

CONSUMER SERVICES - 2.0%
84,083		Carnival Corp	3,971,240
5,071	*	Chipotle Mexican Grill, Inc (Class A)	4,034,133
25,532		Darden Restaurants, Inc	3,103,670
43,808		H&R Block, Inc	1,213,043
60,706		Hilton Worldwide Holdings, Inc	5,861,164
59,316		Marriott International, Inc (Class A)	8,248,483
160,107		McDonald’s Corp	33,737,747
105,033		MGM Resorts International	3,153,091
45,115	*	Norwegian Cruise Line Holdings Ltd	2,230,486
35,865		Royal Caribbean Cruises Ltd	4,172,534
255,278		Starbucks Corp	24,172,274
20,460		Wynn Resorts Ltd	2,661,232
65,204		Yum! Brands, Inc	7,336,754
		TOTAL CONSUMER SERVICES	103,895,851

DIVERSIFIED FINANCIALS - 3.5%
11,623		Affiliated Managers Group, Inc	997,137
145,250		American Express Co	18,064,742
28,171		Ameriprise Financial, Inc	4,099,162
183,037		Bank of New York Mellon Corp	8,588,096
25,081		BlackRock, Inc	11,729,882
98,836		Capital One Financial Corp	9,134,423
23,475		CBOE Holdings, Inc	2,566,052
248,554		Charles Schwab Corp	10,742,504
75,242		CME Group, Inc	14,628,550
68,486		Discover Financial Services	6,145,934
49,973		E*TRADE Financial Corp	2,438,183
64,087		Franklin Resources, Inc	2,091,159
72,127		Goldman Sachs Group, Inc	15,877,317
119,386		IntercontinentalExchange Group, Inc	10,489,254
83,923		Invesco Ltd	1,610,482
56,934		Jefferies Financial Group, Inc	1,214,402
7,926		MarketAxess Holdings, Inc	2,671,379
35,047		Moody’s Corp	7,511,974
272,550		Morgan Stanley	12,144,828
17,584		MSCI, Inc (Class A)	3,995,788
24,170		NASDAQ OMX Group, Inc	2,329,263
45,163		Northern Trust Corp	4,425,974
26,241		Raymond James Financial, Inc	2,116,861
226

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
51,791		S&P Global, Inc	$12,686,205
79,417		State Street Corp	4,613,334
137,770		Synchrony Financial	4,943,188
49,431		T Rowe Price Group, Inc	5,604,981
		TOTAL DIVERSIFIED FINANCIALS	183,461,054

ENERGY - 4.8%
105,956		Anadarko Petroleum Corp	7,804,719
76,491		Apache Corp	1,867,910
105,680		Baker Hughes a GE Co	2,683,215
89,832		Cabot Oil & Gas Corp	1,721,181
401,501		Chevron Corp	49,428,788
21,598		Cimarex Energy Co	1,094,371
42,301		Concho Resources, Inc	4,131,962
238,425		ConocoPhillips	14,086,149
91,479	*	Devon Energy Corp	2,469,933
32,924		Diamondback Energy, Inc	3,405,329
121,798		EOG Resources, Inc	10,456,358
891,810	d	Exxon Mobil Corp	66,314,992
184,152		Halliburton Co	4,235,496
25,042		Helmerich & Payne, Inc	1,244,087
52,725		Hess Corp	3,418,689
33,934		HollyFrontier Corp	1,688,895
407,406		Kinder Morgan, Inc	8,400,712
174,601		Marathon Oil Corp	2,456,636
140,340		Marathon Petroleum Corp	7,913,773
77,878		National Oilwell Varco, Inc	1,855,054
102,535		Noble Energy, Inc	2,263,973
157,771		Occidental Petroleum Corp	8,103,119
85,535		ONEOK, Inc	5,994,293
87,139		Phillips 66	8,936,976
35,729		Pioneer Natural Resources Co	4,932,031
288,295		Schlumberger Ltd	11,523,151
90,684		TechnipFMC plc (Euro OTC)	2,497,437
87,202		Valero Energy Corp	7,433,970
254,191		Williams Cos, Inc	6,263,266
		TOTAL ENERGY	254,626,465

FOOD & STAPLES RETAILING - 1.5%
92,316		Costco Wholesale Corp	25,445,059
165,684		Kroger Co	3,505,873
99,525		Sysco Corp	6,824,429
163,804		Walgreens Boots Alliance, Inc	8,925,680
294,839		Walmart, Inc	32,544,329
		TOTAL FOOD & STAPLES RETAILING	77,245,370

FOOD, BEVERAGE & TOBACCO - 3.9%
393,215		Altria Group, Inc	18,508,630
116,103		Archer Daniels Midland Co	4,769,511
35,302		Brown-Forman Corp (Class B)	1,934,903
40,118		Campbell Soup Co	1,658,478
810,795		Coca-Cola Co	42,672,141
103,429		ConAgra Brands, Inc	2,985,995
35,017		Constellation Brands, Inc (Class A)	6,892,046
227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
124,713		General Mills, Inc	$6,623,507
29,622		Hershey Co	4,494,842
58,918		Hormel Foods Corp	2,415,049
23,342		J.M. Smucker Co	2,595,397
52,945		Kellogg Co	3,082,458
129,347		Kraft Heinz Co	4,140,398
30,561		Lamb Weston Holdings, Inc	2,051,254
25,907		McCormick & Co, Inc	4,107,296
39,161		Molson Coors Brewing Co (Class B)	2,114,302
303,486		Mondelez International, Inc	16,233,466
82,165	*	Monster Beverage Corp	5,297,178
295,907		PepsiCo, Inc	37,819,874
327,637		Philip Morris International, Inc	27,393,729
61,924		Tyson Foods, Inc (Class A)	4,922,958
		TOTAL FOOD, BEVERAGE & TOBACCO	202,713,412

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
371,846		Abbott Laboratories	32,387,787
9,391	*	Abiomed, Inc	2,615,957
15,360	*	Align Technology, Inc	3,211,469
33,315		AmerisourceBergen Corp	2,903,402
54,565		Anthem, Inc	16,075,395
99,296		Baxter International, Inc	8,337,885
56,673		Becton Dickinson & Co	14,326,934
292,367	*	Boston Scientific Corp	12,413,903
62,523		Cardinal Health, Inc	2,859,177
85,912	*	Centene Corp	4,475,156
68,700		Cerner Corp	4,922,355
79,513		Cigna Corp	13,510,849
10,545		Cooper Cos, Inc	3,557,883
272,908		CVS Health Corp	15,247,370
132,969		Danaher Corp	18,682,144
26,595	*	DaVita, Inc	1,591,711
48,887		Dentsply Sirona, Inc	2,661,897
43,591	*	Edwards Lifesciences Corp	9,278,344
55,473		HCA Healthcare, Inc	7,406,200
32,307	*	Henry Schein, Inc	2,149,708
57,112	*	Hologic, Inc	2,926,990
28,417		Humana, Inc	8,432,745
17,963	*	IDEXX Laboratories, Inc	5,066,464
24,335	*	Intuitive Surgical, Inc	12,642,276
20,963	*	Laboratory Corp of America Holdings	3,511,722
39,809		McKesson Corp	5,531,461
282,355		Medtronic plc	28,783,269
27,994		Quest Diagnostics, Inc	2,857,627
30,765		Resmed, Inc	3,959,455
65,187		Stryker Corp	13,674,929
9,568		Teleflex, Inc	3,250,632
200,312		UnitedHealth Group, Inc	49,879,691
18,182		Universal Health Services, Inc (Class B)	2,742,936
18,964	*	Varian Medical Systems, Inc	2,225,805
10,455	*	WellCare Health Plans, Inc	3,003,199
42,782		Zimmer Biomet Holdings, Inc	5,781,132
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	332,885,859
228

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
51,521		Church & Dwight Co, Inc	$3,886,744
26,586		Clorox Co	4,322,884
181,657		Colgate-Palmolive Co	13,032,073
63,153		Coty, Inc	688,999
45,740		Estee Lauder Cos (Class A)	8,424,851
72,455		Kimberly-Clark Corp	9,828,521
528,688		Procter & Gamble Co	62,406,331
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	102,590,403

INSURANCE - 4.1%
158,722		Aflac, Inc	8,355,126
69,188		Allstate Corp	7,430,791
182,642		American International Group, Inc	10,226,126
50,500		Aon plc	9,557,125
39,521		Arthur J. Gallagher & Co	3,573,884
14,156		Assurant, Inc	1,604,724
408,296	*	Berkshire Hathaway, Inc (Class B)	83,876,247
96,485		Chubb Ltd	14,746,767
31,730		Cincinnati Financial Corp	3,405,581
9,023		Everest Re Group Ltd	2,225,433
73,549		Hartford Financial Services Group, Inc	4,238,629
42,631		Lincoln National Corp	2,785,510
58,005		Loews Corp	3,105,588
107,784		Marsh & McLennan Cos, Inc	10,649,059
200,336		Metlife, Inc	9,900,605
54,952		Principal Financial Group	3,189,414
123,118		Progressive Corp	9,970,096
85,512		Prudential Financial, Inc	8,663,221
20,667		Torchmark Corp	1,887,310
54,805		Travelers Cos, Inc	8,035,509
46,773		UnumProvident Corp	1,494,397
27,203		Willis Towers Watson plc	5,310,570
		TOTAL INSURANCE	214,231,712

MATERIALS - 2.7%
46,101		Air Products & Chemicals, Inc	10,523,475
22,909		Albemarle Corp	1,671,441
346,802	*	Amcor plc	3,676,101
18,205		Avery Dennison Corp	2,091,208
70,872		Ball Corp	5,065,931
27,238		Celanese Corp (Series A)	3,055,286
47,840		CF Industries Holdings, Inc	2,370,950
156,537		Corteva, Inc	4,617,842
158,234		Dow, Inc	7,664,855
156,537		DuPont de Nemours, Inc	11,295,710
29,825		Eastman Chemical Co	2,247,314
53,362		Ecolab, Inc	10,764,716
27,653		FMC Corp	2,389,772
303,454		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,356,201
21,107		International Flavors & Fragrances, Inc	3,039,197
82,471		International Paper Co	3,621,302
114,399		Linde plc	21,882,241
229

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
58,108		LyondellBasell Industries AF S.C.A	$4,863,059
12,940		Martin Marietta Materials, Inc	3,205,885
71,733		Mosaic Co	1,806,954
172,873		Newmont Mining Corp	6,313,322
65,718		Nucor Corp	3,573,745
19,463		Packaging Corp of America	1,965,179
49,595		PPG Industries, Inc	5,821,957
33,441		Sealed Air Corp	1,397,499
17,223		Sherwin-Williams Co	8,836,088
27,792		Vulcan Materials Co	3,845,023
53,262		WestRock Co	1,920,095
		TOTAL MATERIALS	142,882,348

MEDIA & ENTERTAINMENT - 8.3%
160,350		Activision Blizzard, Inc	7,815,459
63,114	*	Alphabet, Inc (Class A)	76,885,475
64,521	*	Alphabet, Inc (Class C)	78,501,410
72,922		CBS Corp (Class B)	3,756,212
36,525	*	Charter Communications, Inc	14,076,004
954,665		Comcast Corp (Class A)	41,212,888
32,619	*,e	Discovery, Inc (Class A)	988,682
75,310	*	Discovery, Inc (Class C)	2,126,754
47,021	*	DISH Network Corp (Class A)	1,592,131
62,491	*	Electronic Arts, Inc	5,780,418
506,395	*	Facebook, Inc	98,357,101
74,154		Fox Corp (Class A)	2,767,427
34,115		Fox Corp (Class B)	1,269,078
80,080		Interpublic Group of Cos, Inc	1,835,434
92,154	*	NetFlix, Inc	29,764,820
79,664		News Corp (Class A)	1,048,378
25,832		News Corp (Class B)	347,699
47,631		Omnicom Group, Inc	3,820,959
23,629	*	Take-Two Interactive Software, Inc	2,895,025
23,266	*	TripAdvisor, Inc	1,027,194
155,554	*	Twitter, Inc	6,581,490
72,179		Viacom, Inc (Class B)	2,190,633
366,552		Walt Disney Co	52,420,602
		TOTAL MEDIA & ENTERTAINMENT	437,061,273

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
311,267		AbbVie, Inc	20,736,607
65,358		Agilent Technologies, Inc	4,536,499
46,704	*	Alexion Pharmaceuticals, Inc	5,291,096
65,126		Allergan plc	10,452,723
128,559		Amgen, Inc	23,986,538
41,166	*	Biogen Idec, Inc	9,790,098
343,219		Bristol-Myers Squibb Co	15,242,356
149,362	*	Celgene Corp	13,720,393
182,509		Eli Lilly & Co	19,884,356
267,917		Gilead Sciences, Inc	17,553,922
31,039	*	Illumina, Inc	9,292,456
38,476	*	Incyte Corp	3,267,382
33,333	*	IQVIA Holdings, Inc	5,305,614
230

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
559,042		Johnson & Johnson	$72,798,449
541,711		Merck & Co, Inc	44,956,596
5,255	*	Mettler-Toledo International, Inc	3,976,721
107,298	*	Mylan NV	2,242,528
39,935	*	Nektar Therapeutics	1,136,550
23,205	*	PerkinElmer, Inc	1,998,415
27,511		Perrigo Co plc	1,485,869
1,170,164		Pfizer, Inc	45,449,170
16,556	*	Regeneron Pharmaceuticals, Inc	5,045,607
84,361		Thermo Fisher Scientific, Inc	23,425,362
53,446	*	Vertex Pharmaceuticals, Inc	8,905,172
14,644	*	Waters Corp	3,083,441
100,212		Zoetis, Inc	11,513,357
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	385,077,277

REAL ESTATE - 3.0%
23,587		Alexandria Real Estate Equities, Inc	3,452,193
93,238		American Tower Corp	19,731,026
32,580		Apartment Investment & Management Co	1,614,013
28,985		AvalonBay Communities, Inc	6,051,778
31,777		Boston Properties, Inc	4,224,752
66,156	*	CBRE Group, Inc	3,506,930
87,625		Crown Castle International Corp	11,676,908
44,329		Digital Realty Trust, Inc	5,069,464
77,569		Duke Realty Corp	2,585,375
17,732		Equinix, Inc	8,903,237
76,562		Equity Residential	6,039,976
13,574		Essex Property Trust, Inc	4,102,334
27,401		Extra Space Storage, Inc	3,079,598
16,185		Federal Realty Investment Trust	2,136,582
101,193		HCP, Inc	3,231,093
152,269		Host Marriott Corp	2,647,958
62,199		Iron Mountain, Inc	1,829,273
84,243		Kimco Realty Corp	1,618,308
23,243		Macerich Co	768,181
23,407		Mid-America Apartment Communities, Inc	2,758,281
131,096		Prologis, Inc	10,567,649
32,075		Public Storage, Inc	7,786,527
66,354		Realty Income Corp	4,592,360
35,553		Regency Centers Corp	2,371,385
24,072	*	SBA Communications Corp	5,907,510
64,292		Simon Property Group, Inc	10,428,162
18,074		SL Green Realty Corp	1,465,440
58,578		UDR, Inc	2,698,103
77,776		Ventas, Inc	5,233,547
37,506		Vornado Realty Trust	2,412,386
85,351		Welltower, Inc	7,094,375
156,545		Weyerhaeuser Co	3,977,808
		TOTAL REAL ESTATE	159,562,512
RETAILING - 6.5%
15,336		Advance Auto Parts, Inc	2,310,215
87,168	*	Amazon.com, Inc	162,723,479
5,256	*	AutoZone, Inc	5,902,698
48,896		Best Buy Co, Inc	3,742,011
231

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
9,125	*	Booking Holdings, Inc	$17,215,316
35,760	*	CarMax, Inc	3,138,298
55,093		Dollar General Corp	7,383,564
50,184	*	Dollar Tree, Inc	5,106,222
172,670		eBay, Inc	7,112,277
29,124		Expedia, Inc	3,865,920
25,337		Foot Locker, Inc	1,040,337
48,037		Gap, Inc	936,721
30,214		Genuine Parts Co	2,934,384
231,910		Home Depot, Inc	49,556,848
34,856		Kohl’s Corp	1,877,344
52,127		L Brands, Inc	1,352,696
66,660	*	LKQ Corp	1,795,154
165,019		Lowe’s Companies, Inc	16,732,927
64,570		Macy’s, Inc	1,467,676
20,686	e	Nordstrom, Inc	684,913
16,350	*	O’Reilly Automotive, Inc	6,225,426
78,285		Ross Stores, Inc	8,300,559
109,515		Target Corp	9,462,096
22,799		Tiffany & Co	2,141,282
258,921		TJX Companies, Inc	14,126,730
25,916		Tractor Supply Co	2,819,920
11,554	*	Ulta Beauty, Inc	4,035,234
		TOTAL RETAILING	343,990,247

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
187,433	*	Advanced Micro Devices, Inc	5,707,335
76,947		Analog Devices, Inc	9,038,194
198,683		Applied Materials, Inc	9,808,980
83,546		Broadcom, Inc	24,227,505
943,979		Intel Corp	47,718,138
34,708		Kla-Tencor Corp	4,731,394
31,754		Lam Research Corp	6,624,202
57,946		Maxim Integrated Products, Inc	3,429,824
49,794	e	Microchip Technology, Inc	4,701,549
233,538	*	Micron Technology, Inc	10,483,521
128,276		NVIDIA Corp	21,642,727
26,642	*	Qorvo, Inc	1,952,592
256,192		Qualcomm, Inc	18,743,007
35,982		Skyworks Solutions, Inc	3,068,545
196,766		Texas Instruments, Inc	24,597,718
53,046		Xilinx, Inc	6,058,384
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	202,533,615

SOFTWARE & SERVICES - 12.2%
133,638		Accenture plc	25,736,006
102,191	*	Adobe, Inc	30,540,802
34,035	*	Akamai Technologies, Inc	2,999,505
9,660		Alliance Data Systems Corp	1,515,847
17,494	*	Ansys, Inc	3,553,381
46,570	*	Autodesk, Inc	7,272,837
91,637		Automatic Data Processing, Inc	15,259,393
24,393		Broadridge Financial Solutions, Inc	3,100,838
232

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
60,558	*	Cadence Design Systems, Inc	$4,475,842
25,547		Citrix Systems, Inc	2,407,549
120,974		Cognizant Technology Solutions Corp (Class A)	7,880,246
55,958		DXC Technology Co	3,120,778
128,873		Fidelity National Information Services, Inc	17,172,327
119,870	*	Fiserv, Inc	12,637,894
17,887	*	FleetCor Technologies, Inc	5,082,949
30,185	*	Fortinet, Inc	2,424,157
18,905	*	Gartner, Inc	2,634,034
32,839		Global Payments, Inc	5,514,325
186,478		International Business Machines Corp	27,643,499
54,542		Intuit, Inc	15,125,042
15,854		Jack Henry & Associates, Inc	2,214,804
189,511		MasterCard, Inc (Class A)	51,598,160
1,615,132		Microsoft Corp	220,094,038
511,454		Oracle Corp	28,794,860
66,860		Paychex, Inc	5,552,723
247,645	*	PayPal Holdings, Inc	27,340,008
163,673	*	salesforce.com, Inc	25,287,478
134,372		Symantec Corp	2,897,060
31,005	*	Synopsys, Inc	4,116,224
34,521		Total System Services, Inc	4,685,190
22,441	*	VeriSign, Inc	4,737,071
367,466		Visa, Inc (Class A)	65,408,948
91,845		Western Union Co	1,928,745
		TOTAL SOFTWARE & SERVICES	640,752,560

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
61,454		Amphenol Corp (Class A)	5,734,887
921,302		Apple, Inc	196,274,178
11,334	*	Arista Networks, Inc	3,099,282
902,269		Cisco Systems, Inc	49,985,703
167,476		Corning, Inc	5,149,887
11,933	*	F5 Networks, Inc	1,750,810
28,578		Flir Systems, Inc	1,419,184
287,040		Hewlett Packard Enterprise Co	4,124,765
323,972		HP, Inc	6,816,371
7,740	*	IPG Photonics Corp	1,014,017
72,375		Juniper Networks, Inc	1,955,573
39,373	*	Keysight Technologies, Inc	3,524,671
34,530		Motorola Solutions, Inc	5,730,599
50,490		NetApp, Inc	2,953,160
54,701		Seagate Technology, Inc	2,533,203
70,618		TE Connectivity Ltd	6,525,103
60,944		Western Digital Corp	3,284,272
44,491		Xerox Corp	1,428,161
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	303,303,826

TELECOMMUNICATION SERVICES - 2.1%
1,538,201		AT&T, Inc	52,375,744
204,853		CenturyLink, Inc	2,476,673
66,329	*	T-Mobile US, Inc	5,288,411
871,711		Verizon Communications, Inc	48,179,467
		TOTAL TELECOMMUNICATION SERVICES	108,320,295
233

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION - 2.0%
28,139		Alaska Air Group, Inc	$1,782,887
81,437		American Airlines Group, Inc	2,484,643
28,913		CH Robinson Worldwide, Inc	2,420,886
163,257		CSX Corp	11,493,293
129,085		Delta Air Lines, Inc	7,879,348
36,696		Expeditors International of Washington, Inc	2,801,740
50,146		FedEx Corp	8,551,397
18,448		JB Hunt Transport Services, Inc	1,888,522
21,239		Kansas City Southern Industries, Inc	2,628,114
55,694		Norfolk Southern Corp	10,644,237
105,033		Southwest Airlines Co	5,412,350
149,186		Union Pacific Corp	26,846,020
46,233	*	United Continental Holdings, Inc	4,249,275
146,410		United Parcel Service, Inc (Class B)	17,491,603
		TOTAL TRANSPORTATION	106,574,315

UTILITIES - 3.2%
137,268		AES Corp	2,304,730
50,669		Alliant Energy Corp	2,510,142
51,283		Ameren Corp	3,881,610
104,813		American Electric Power Co, Inc	9,203,629
39,144		American Water Works Co, Inc	4,492,948
24,428		Atmos Energy Corp	2,663,629
107,578		Centerpoint Energy, Inc	3,120,838
59,354		CMS Energy Corp	3,455,590
69,026		Consolidated Edison, Inc	5,864,449
168,413		Dominion Resources, Inc	12,511,402
39,130		DTE Energy Co	4,973,814
152,146		Duke Energy Corp	13,194,101
74,697		Edison International	5,567,914
39,676		Entergy Corp	4,190,579
51,455		Evergy, Inc	3,112,513
67,597		Eversource Energy	5,127,908
204,212		Exelon Corp	9,201,793
105,413		FirstEnergy Corp	4,635,010
100,983		NextEra Energy, Inc	20,920,648
79,567		NiSource, Inc	2,362,344
60,661		NRG Energy, Inc	2,070,967
24,135		Pinnacle West Capital Corp	2,201,595
150,871		PPL Corp	4,470,308
106,036		Public Service Enterprise Group, Inc	6,059,957
58,279		Sempra Energy	7,892,725
220,748		Southern Co	12,406,038
66,854		WEC Energy Group, Inc	5,713,343
108,838		Xcel Energy, Inc	6,487,833
		TOTAL UTILITIES	170,598,357

		TOTAL COMMON STOCKS	5,226,987,853
		(Cost $2,929,613,985)
234

TIAA-CREF FUNDS - S&P 500 Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.5%
$27,950,000	Federal Home Loan Bank (FHLB)	2.150%	08/01/19	$27,950,000
	TOTAL GOVERNMENT AGENCY DEBT			27,950,000

TREASURY DEBT - 0.1%
2,730,000	United States Treasury Bill	2.142	08/06/19	2,729,241
	TOTAL TREASURY DEBT			2,729,241

	TOTAL SHORT-TERM INVESTMENTS			30,679,241
	(Cost $30,679,188)

	TOTAL INVESTMENTS - 100.0%			5,257,667,094
	(Cost $2,960,293,173)
	OTHER ASSETS & LIABILITIES, NET - (0.0)%			(983,116)
	NET ASSETS - 100.0%			$5,256,683,978

Abbreviation(s):
OTC	Over The Counter

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,842,766.

Futures contracts outstanding as of July 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	157	09/20/19	$23,615,690	$23,411,055	$(204,635)
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
132,676		Adient plc	$3,151,055
173,124	*	American Axle & Manufacturing Holdings, Inc	2,089,607
77,895		Cooper Tire & Rubber Co	2,096,933
25,923	*	Cooper-Standard Holding, Inc	1,282,670
221,947		Dana Holding Corp	3,708,734
42,050	*	Dorman Products, Inc	3,022,554
57,731	*	Fox Factory Holding Corp	4,623,099
50,613	*	Gentherm, Inc	2,070,578
37,697		LCI Industries, Inc	3,454,176
72,580	*	Modine Manufacturing Co	995,798
30,356	*,e	Motorcar Parts of America, Inc	542,765
55,386		Spartan Motors, Inc	665,740
32,117		Standard Motor Products, Inc	1,477,703
42,772	*	Stoneridge, Inc	1,393,084
76,129		Tenneco, Inc	688,206
29,699		Tower International, Inc	914,729
43,120	*	Visteon Corp	2,840,746
46,761		Winnebago Industries, Inc	1,884,468
		TOTAL AUTOMOBILES & COMPONENTS	36,902,645

BANKS - 11.9%
8,952		1st Constitution Bancorp	163,016
22,445		1st Source Corp	1,053,793
11,249		ACNB Corp	419,588
31,042	*	Allegiance Bancshares, Inc	1,041,769
20,878		Amalgamated Bank	358,266
33,563	*,e	Amerant Bancorp Inc	616,888
16,502		American National Bankshares, Inc	610,409
100,494		Ameris Bancorp	3,996,646
10,037	*	Ames National Corp	274,110
18,668		Arrow Financial Corp	620,898
35,580	*	Atlantic Capital Bancshares, Inc	654,316
124,605		Atlantic Union Bankshares Corp	4,738,728
90,042	*	Axos Financial, Inc	2,639,131
71,300		Banc of California, Inc	1,114,419
28,796		Bancfirst Corp	1,679,959
146,972		BancorpSouth Bank	4,392,993
8,554		Bank First Corp	495,277
25,413		Bank of Commerce Holdings	273,698
19,747		Bank of Marin Bancorp	863,339
83,065		Bank of NT Butterfield & Son Ltd	2,610,733
7,049		Bank of Princeton	194,341
4,650	*	Bank7 Corp	87,931
22,248		BankFinancial Corp	298,346
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,156		Bankwell Financial Group, Inc	$285,384
52,402		Banner Corp	3,105,342
23,689		Bar Harbor Bankshares	601,464
15,892	*	Baycom Corp	363,927
22,676		BCB Bancorp, Inc	290,933
69,769		Berkshire Hills Bancorp, Inc	2,288,423
126,483		Boston Private Financial Holdings, Inc	1,459,614
24,075		Bridge Bancorp, Inc	703,231
37,702	*	Bridgewater Bancshares, Inc	449,408
123,282		Brookline Bancorp, Inc	1,828,272
29,915		Bryn Mawr Bank Corp	1,109,248
18,448		Business First Bancshares, Inc	460,093
38,336	*	Byline Bancorp, Inc	732,601
5,430		C&F Financial Corp	294,849
189,072		Cadence BanCorp	3,240,694
7,508	e	Cambridge Bancorp	587,126
24,618		Camden National Corp	1,100,671
8,590	*	Capital Bancorp, Inc	109,437
19,831		Capital City Bank Group, Inc	512,036
201,267		Capitol Federal Financial	2,749,307
21,659		Capstar Financial Holdings, Inc	350,876
32,888		Carolina Financial Corp	1,155,027
38,112	*,e	Carter Bank & Trust	760,334
117,359		Cathay General Bancorp	4,368,102
27,893		CBTX, Inc	840,695
192,948		Centerstate Banks of Florida, Inc	4,692,495
43,524		Central Pacific Financial Corp	1,282,652
17,848		Central Valley Community Bancorp	369,989
4,339		Century Bancorp, Inc	363,391
5,329		Chemung Financial Corp	232,558
17,668		Citizens & Northern Corp	452,654
24,852		City Holding Co	1,924,787
22,628		Civista Bancshares, Inc	501,663
21,325		CNB Financial Corp	601,791
8,214	*	Coastal Financial Corp	130,520
14,707		Codorus Valley Bancorp, Inc	344,144
11,060	e	Colony Bankcorp Inc	185,255
113,142		Columbia Banking System, Inc	4,266,585
83,156	*	Columbia Financial, Inc	1,271,455
12,325		Commerce Union Bancshares, Inc	306,399
77,598		Community Bank System, Inc	5,120,692
25,274		Community Bankers Trust Corp	201,181
4,657		Community Financial Corp	151,492
24,977		Community Trust Bancorp, Inc	1,056,277
49,894		ConnectOne Bancorp, Inc	1,140,577
44,542	*	Customers Bancorp, Inc	918,456
204,956		CVB Financial Corp	4,511,082
50,504		Dime Community Bancshares	1,019,171
5,168		DNB Financial Corp	236,643
51,079		Eagle Bancorp, Inc	2,058,994
9,912	*	Entegra Financial Corp	295,477
11,122		Enterprise Bancorp, Inc	339,777
38,200		Enterprise Financial Services Corp	1,592,176
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,528	*	Equity Bancshares, Inc	$623,257
7,285	*	Esquire Financial Holdings, Inc	186,860
11,519		ESSA Bancorp, Inc	176,817
146,731	*	Essent Group Ltd	6,773,103
7,624		Evans Bancorp, Inc	282,545
18,109	e	Farmers & Merchants Bancorp, Inc	518,642
37,668		Farmers National Banc Corp	550,329
25,633		FB Financial Corp	974,310
14,205		Federal Agricultural Mortgage Corp (Class C)	1,097,620
3,409	e	Fidelity D&D Bancorp, Inc	224,892
22,763		Financial Institutions, Inc	700,873
45,340		First Bancorp (NC)	1,674,860
330,818		First Bancorp (Puerto Rico)	3,559,602
12,679		First Bancorp, Inc	332,317
27,274		First Bancshares, Inc	905,770
26,438		First Bank	300,864
79,449		First Busey Corp	2,147,506
12,965		First Business Financial Services, Inc	308,956
4,803		First Capital Inc	272,570
15,550	e	First Choice Bancorp	345,210
150,332		First Commonwealth Financial Corp	2,070,072
25,373		First Community Bancshares, Inc	839,085
28,562		First Defiance Financial Corp	820,301
150,651		First Financial Bancorp	3,840,094
198,324		First Financial Bankshares, Inc	6,495,111
19,489		First Financial Corp	846,017
10,818		First Financial Northwest, Inc	159,890
62,437		First Foundation, Inc	939,052
5,815		First Guaranty Bancshares, Inc	127,058
17,083		First Internet Bancorp	360,110
57,170		First Interstate Bancsystem, Inc	2,288,515
75,341		First Merchants Corp	2,969,189
21,453		First Mid-Illinois Bancshares, Inc	731,118
160,968		First Midwest Bancorp, Inc	3,481,738
11,534		First Northwest Bancorp	185,351
35,404		First of Long Island Corp	783,136
43,396		Flagstar Bancorp, Inc	1,496,294
44,507		Flushing Financial Corp	906,162
25,298		FNCB Bancorp Inc	201,119
19,540		Franklin Financial Network, Inc	576,430
6,225	e	Franklin Financial Services Corp	227,212
5,911		FS Bancorp, Inc	291,412
253,984		Fulton Financial Corp	4,317,728
18,000	*,e	FVCBankcorp, Inc	324,360
37,338		German American Bancorp, Inc	1,178,014
129,920		Glacier Bancorp, Inc	5,444,947
17,815		Great Southern Bancorp, Inc	1,068,187
88,458		Great Western Bancorp, Inc	2,991,650
3,193		Greene County Bancorp, Inc	88,606
12,174		Guaranty Bancshares, Inc	375,203
130,759		Hancock Holding Co	5,429,114
45,743		Hanmi Financial Corp	983,017
26,477	*	HarborOne Bancorp, Inc	507,035
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,413		Hawthorn Bancshares Inc	$205,530
50,134		Heartland Financial USA, Inc	2,410,944
64,420		Heritage Commerce Corp	796,875
56,254		Heritage Financial Corp	1,604,364
112,785		Hilltop Holdings, Inc	2,557,964
2,051		Hingham Institution for Savings	395,412
11,632		Home Bancorp, Inc	434,571
238,052		Home Bancshares, Inc	4,682,483
37,355	*	HomeStreet, Inc	1,084,042
26,549		HomeTrust Bancshares, Inc	693,725
182,808		Hope Bancorp, Inc	2,696,418
60,357		Horizon Bancorp	1,051,419
15,950	*	Howard Bancorp, Inc	237,495
82,825		IBERIABANK Corp	6,507,560
51,270		Independent Bank Corp (MA)	3,986,755
37,008		Independent Bank Corp (MI)	804,554
54,888		Independent Bank Group, Inc	3,118,187
85,906		International Bancshares Corp	3,232,643
13,794		Investar Holding Corp	332,573
352,883		Investors Bancorp, Inc	4,008,751
128,193		Kearny Financial Corp	1,711,377
76,810		Lakeland Bancorp, Inc	1,258,148
38,893		Lakeland Financial Corp	1,788,689
18,423		LCNB Corp	331,798
74,343		LegacyTexas Financial Group, Inc	3,177,420
6,940		Level One Bancorp, Inc	163,506
41,134	e	Live Oak Bancshares, Inc	800,879
34,514		Luther Burbank Corp	385,176
38,166		Macatawa Bank Corp	392,346
13,709		Mackinac Financial Corp	211,119
10,592	*	MainStreet Bancshares Inc	241,709
7,526	*	Malvern Bancorp, Inc	159,852
26,365		MBT Financial Corp	284,215
24,154		Mercantile Bank Corp	811,574
12,740		Merchants Bancorp	227,919
75,053		Meridian Bancorp, Inc	1,376,472
57,013		Meta Financial Group, Inc	1,759,991
11,268	*	Metropolitan Bank Holding Corp	472,918
10,212	e	Mid Penn Bancorp, Inc	266,023
31,995		Midland States Bancorp, Inc	867,704
23,503		Midsouth Bancorp, Inc	287,442
17,500		MidWestOne Financial Group, Inc	543,725
7,250	*	MMA Capital Holdings Inc	232,580
115,019	*	Mr Cooper Group, Inc	875,295
9,578		MutualFirst Financial, Inc	312,147
10,265		MVB Financial Corp	178,714
44,127		National Bank Holdings Corp	1,600,928
10,194		National Bankshares, Inc	373,508
66,710		NBT Bancorp, Inc	2,581,677
12,110	*	Nicolet Bankshares, Inc	795,748
98,741	*	NMI Holdings, Inc	2,456,676
12,348		Northeast Bank	271,039
71,072		Northfield Bancorp, Inc	1,112,277
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,242		Northrim BanCorp, Inc	$399,131
152,472		Northwest Bancshares, Inc	2,614,895
6,749		Norwood Financial Corp	233,650
8,461	e	Oak Valley Bancorp	158,559
77,604		OceanFirst Financial Corp	1,893,538
116,891	*	Ocwen Financial Corp	222,093
77,884		OFG Bancorp	1,762,515
4,776		Ohio Valley Banc Corp	172,223
24,170		Old Line Bancshares, Inc	682,561
265,325		Old National Bancorp	4,672,373
42,817		Old Second Bancorp, Inc	562,615
22,725		OP Bancorp	224,068
34,466		Opus Bank	772,383
31,189		Origin Bancorp, Inc	1,085,689
60,592		Oritani Financial Corp	1,096,715
15,145		Orrstown Financial Services, Inc	346,366
18,242	*	Pacific Mercantile Bancorp	140,828
93,171		Pacific Premier Bancorp, Inc	2,946,999
20,300		Park National Corp	1,920,177
13,310		Parke Bancorp, Inc	319,041
19,650	*	PCB Bancorp	326,190
25,015		PCSB Financial Corp	486,292
16,081	*	PDL Community Bancorp	231,245
27,148		Peapack Gladstone Financial Corp	771,818
7,319		Penns Woods Bancorp, Inc	331,990
40,158		PennyMac Financial Services, Inc	964,194
5,435		Peoples Bancorp of North Carolina, Inc	147,397
29,347		Peoples Bancorp, Inc	951,136
12,054		Peoples Financial Services Corp	583,173
23,166		People’s Utah Bancorp	701,930
21,178		Preferred Bank	1,147,636
15,076		Premier Financial Bancorp, Inc	235,487
5,138	*	Provident Bancorp, Inc	142,066
8,741		Provident Financial Holdings, Inc	181,551
96,310		Provident Financial Services, Inc	2,328,776
9,485		Prudential Bancorp, Inc	173,291
21,818		QCR Holdings, Inc	834,757
319,731		Radian Group, Inc	7,289,867
23,990		RBB Bancorp	482,199
1,047	*	Red River Bancshares Inc	49,335
86,303		Renasant Corp	3,097,415
14,312		Republic Bancorp, Inc (Class A)	683,684
73,269	*	Republic First Bancorp, Inc	318,720
31,933		Riverview Bancorp, Inc	271,430
53,338		S&T Bancorp, Inc	2,030,578
53,542		Sandy Spring Bancorp, Inc	1,951,070
12,089		SB One Bancorp	276,959
77,520	*	Seacoast Banking Corp of Florida	2,096,141
20,799	*	Select Bancorp, Inc	236,069
72,444		ServisFirst Bancshares, Inc	2,467,443
14,849		Shore Bancshares, Inc	243,524
20,869		Sierra Bancorp	544,055
139,922		Simmons First National Corp (Class A)	3,602,991
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
18,802	*	SmartFinancial, Inc	$407,815
5,094		South Plains Financial Inc	88,916
54,331		South State Corp	4,350,283
10,325	*	Southern First Bancshares, Inc	421,053
11,627		Southern Missouri Bancorp, Inc	405,201
29,911		Southern National Bancorp of Virginia, Inc	476,183
50,498		Southside Bancshares, Inc	1,748,241
17,372	*	Spirit of Texas Bancshares, Inc	372,456
27,866		Sterling Bancorp, Inc	273,644
32,479		Stock Yards Bancorp, Inc	1,242,322
16,315		Summit Financial Group, Inc	434,142
11,569		Territorial Bancorp, Inc	332,609
81,722	*	The Bancorp, Inc	791,069
10,965		Timberland Bancorp, Inc	303,073
22,170		Tompkins Trustco, Inc	1,817,275
103,376		TowneBank	2,909,001
42,922		Trico Bancshares	1,620,305
39,629	*	Tristate Capital Holdings, Inc	832,209
38,749	*	Triumph Bancorp, Inc	1,209,356
144,152		Trustco Bank Corp NY	1,167,631
99,273		Trustmark Corp	3,528,162
67,417		UMB Financial Corp	4,601,884
4,553	e	Union Bankshares, Inc	151,114
149,040		United Bankshares, Inc	5,602,414
121,269		United Community Banks, Inc	3,480,420
72,504		United Community Financial Corp	738,091
76,593		United Financial Bancorp, Inc (New)	1,098,344
15,327		United Security Bancshares	164,305
8,990		Unity Bancorp, Inc	186,183
45,222		Univest Corp of Pennsylvania	1,241,796
495,337		Valley National Bancorp	5,527,961
80,588		Veritex Holdings, Inc	2,062,247
42,593		Walker & Dunlop, Inc	2,484,876
123,179		Washington Federal, Inc	4,505,888
24,034		Washington Trust Bancorp, Inc	1,207,228
38,677		Waterstone Financial, Inc	653,641
82,483		WesBanco, Inc	3,017,228
23,562		West Bancorporation, Inc	499,043
40,697		Westamerica Bancorporation	2,608,678
40,969		Western New England Bancorp, Inc	382,650
81,588		WSFS Financial Corp	3,456,884
		TOTAL BANKS	365,774,756

CAPITAL GOODS - 10.0%
63,527		Aaon, Inc	3,227,172
50,055		AAR Corp	2,095,302
85,449		Actuant Corp (Class A)	1,956,782
57,586		Advanced Drainage Systems, Inc	1,896,307
46,804	*	Aegion Corp	882,255
111,870	*	Aerojet Rocketdyne Holdings, Inc	4,779,086
32,639	*	Aerovironment, Inc	1,790,249
79,459		Aircastle Ltd	1,651,953
14,516		Alamo Group, Inc	1,420,971
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
43,450		Albany International Corp (Class A)	$3,736,265
11,164		Allied Motion Technologies, Inc	442,541
97,646		Altra Holdings, Inc	2,805,370
32,892	*	Ameresco, Inc	468,711
31,070	*,e	American Superconductor Corp	276,212
23,465	*	American Woodmark Corp	1,991,005
39,047		Apogee Enterprises, Inc	1,583,746
59,074		Applied Industrial Technologies, Inc	3,594,062
73,846		Arcosa, Inc	2,769,225
22,541		Argan, Inc	927,562
31,669	*	Armstrong Flooring, Inc	264,753
33,403		Astec Industries, Inc	1,091,944
38,247	*	Astronics Corp	1,409,019
71,147	*	Atkore International Group, Inc	1,941,602
89,210	*	Axon Enterprise, Inc	6,264,326
40,190		AZZ, Inc	1,872,050
73,669		Barnes Group, Inc	3,833,735
104,779	*	Beacon Roofing Supply, Inc	3,796,143
88,378	*,e	Bloom Energy Corp	923,550
25,623	*	Blue Bird Corp	530,909
13,308	*,e	BlueLinx Holdings, Inc	282,263
100,806	*	BMC Stock Holdings, Inc	2,132,047
60,635		Briggs & Stratton Corp	577,852
173,594	*	Builders FirstSource, Inc	2,982,345
36,566		Caesarstone Sdot-Yam Ltd	514,484
24,964	*	CAI International, Inc	569,179
54,562	*	Chart Industries, Inc	4,121,068
28,834	*	CIRCOR International, Inc	1,095,692
33,980		Columbus McKinnon Corp	1,306,191
56,756		Comfort Systems USA, Inc	2,383,752
49,713	*	Commercial Vehicle Group, Inc	403,670
16,594	*,e	Concrete Pumping Holdings Inc	67,206
17,803	*	Construction Partners Inc	278,261
51,374	*	Continental Building Products, Inc	1,262,773
68,960	*	Cornerstone Building Brands, Inc	401,347
22,411		CSW Industrials, Inc	1,582,441
48,399		Cubic Corp	3,204,014
35,889		Douglas Dynamics, Inc	1,475,038
17,193	*	Ducommun, Inc	724,685
25,440	*	DXP Enterprises, Inc	863,688
46,519	*	Dycom Industries, Inc	2,565,988
6,567		Eastern Co	165,882
84,925		EMCOR Group, Inc	7,166,821
30,819		Encore Wire Corp	1,692,579
39,451	*,e	Energous Corp	161,355
59,962	*	Energy Recovery, Inc	658,383
66,357		EnerSys	4,519,575
139,612	*	Enphase Energy, Inc	3,930,078
30,693		EnPro Industries, Inc	2,180,431
39,512		ESCO Technologies, Inc	3,301,623
6,720	e	EVI Industries, Inc	236,006
113,428	*	Evoqua Water Technologies Corp	1,612,946
91,297		Federal Signal Corp	2,843,902
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
27,202	*	Foundation Building Materials, Inc	$468,146
72,026		Franklin Electric Co, Inc	3,375,138
54,588		GATX Corp	4,195,634
9,606	*	Gencor Industries, Inc	122,573
93,386	*	Generac Holdings, Inc	6,751,808
16,974	*	General Finance Corp	137,150
49,647	*	Gibraltar Industries, Inc	2,057,372
48,504	*	GMS, Inc	1,091,825
27,897		Gorman-Rupp Co	926,738
15,454		Graham Corp	334,579
70,854		Granite Construction, Inc	2,515,317
89,820	*	Great Lakes Dredge & Dock Corp	963,769
49,605		Greenbrier Cos, Inc	1,434,081
56,848		Griffon Corp	929,465
50,102		H&E Equipment Services, Inc	1,533,622
124,075	*	Harsco Corp	2,910,799
44,580		Helios Technologies, Inc	2,093,477
36,227	*	Herc Holdings, Inc	1,635,287
92,946		Hillenbrand, Inc	3,131,351
9,801		Hurco Cos, Inc	335,096
15,780		Hyster-Yale Materials Handling, Inc	975,835
10,618	*	IES Holdings, Inc	192,292
29,771		Insteel Industries, Inc	580,832
104,575	*	JELD-WEN Holding, Inc	2,291,238
47,651		John Bean Technologies Corp	5,654,268
16,754		Kadant, Inc	1,565,829
41,781		Kaman Corp	2,648,915
125,992		Kennametal, Inc	4,356,803
139,917	*	Kratos Defense & Security Solutions, Inc	3,448,954
7,652	*	Lawson Products, Inc	320,389
14,955	*	LB Foster Co (Class A)	361,462
15,913		Lindsay Corp	1,451,584
43,089		Luxfer Holdings PLC	854,024
24,697	*	Lydall, Inc	582,849
55,657	*	Manitowoc Co, Inc	999,043
38,433	*	Masonite International Corp	2,048,479
91,962	*	Mastec, Inc	4,719,490
94,530	e	Maxar Technologies, Inc	695,741
81,546	*	Mercury Systems, Inc	6,647,630
121,550	*	Meritor, Inc	3,005,931
107,243	*	Milacron Holdings Corp	1,805,972
17,459		Miller Industries, Inc	545,070
49,445		Moog, Inc (Class A)	4,027,790
121,632	*	MRC Global, Inc	1,902,324
84,745		Mueller Industries, Inc	2,558,452
239,743		Mueller Water Products, Inc (Class A)	2,438,186
25,498	*	MYR Group, Inc	920,988
7,210		National Presto Industries, Inc	663,104
75,362	*	Navistar International Corp	2,354,309
65,754		NN, Inc	539,840
14,086	*	Northwest Pipe Co	329,049
167,386	*	NOW, Inc	2,050,478
15,397	*	NV5 Holdings, Inc	1,223,600
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,307		Omega Flex, Inc	$327,590
27,565	*	Parsons Corp	1,011,911
34,287	*	Patrick Industries, Inc	1,572,745
85,576	*	PGT, Inc	1,379,485
337,542	*,e	Plug Power, Inc	745,968
13,125		Powell Industries, Inc	485,494
5,197		Preformed Line Products Co	300,231
66,411		Primoris Services Corp	1,391,975
40,546	*	Proto Labs, Inc	4,220,839
49,507		Quanex Building Products Corp	921,820
54,676		Raven Industries, Inc	1,981,458
37,023	*	RBC Bearings, Inc	6,023,272
40,071		REV Group, Inc	583,834
161,340	*	Rexnord Corp	4,725,649
40,616		Rush Enterprises, Inc (Class A)	1,529,599
6,213		Rush Enterprises, Inc (Class B)	244,792
68,636		Simpson Manufacturing Co, Inc	4,238,959
62,764	*,e	SiteOne Landscape Supply, Inc	4,636,377
65,599	*	SPX Corp	2,289,405
63,702	*	SPX FLOW, Inc	2,583,753
19,275		Standex International Corp	1,356,382
42,425	*	Sterling Construction Co, Inc	531,161
171,790	*	Sunrun, Inc	3,272,599
27,701		Tennant Co	2,108,323
96,457		Terex Corp	2,937,116
43,266	*	Textainer Group Holdings Ltd	420,978
50,899	*	Thermon Group Holdings	1,289,781
80,213		Titan International, Inc	303,205
31,094	*	Titan Machinery, Inc	644,890
46,165	*	TPI Composites, Inc	1,180,439
10,107	*	Transcat Inc	240,749
89,844	*	Trex Co, Inc	7,344,747
71,343	*	Trimas Corp	2,139,577
86,078		Triton International Ltd	2,847,460
76,926		Triumph Group, Inc	1,863,917
60,197	*	Tutor Perini Corp	786,173
15,363	*	Twin Disc, Inc	185,431
90,115		Universal Forest Products, Inc	3,643,349
18,165	*	Vectrus, Inc	734,593
21,830	*	Veritiv Corp	380,279
27,195	*	Vicor Corp	803,884
63,946	*,e	Vivint Solar, Inc	527,554
81,739		Wabash National Corp	1,293,928
42,673		Watts Water Technologies, Inc (Class A)	3,961,335
197,122	*	Welbilt, Inc	3,236,743
82,531	*	Wesco Aircraft Holdings, Inc	869,051
3,809	*	Willis Lease Finance Corp	237,110
82,077	*	Willscot Corp	1,306,666
		TOTAL CAPITAL GOODS	306,832,925

COMMERCIAL & PROFESSIONAL SERVICES - 4.5%
102,281		ABM Industries, Inc	4,305,007
83,311	*	Acacia Research (Acacia Technologies)	232,438
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
150,252		ACCO Brands Corp	$1,469,465
111,924	*	Advanced Disposal Services, Inc	3,622,980
10,666		Barrett Business Services, Inc	933,275
14,801		BG Staffing, Inc	245,993
73,445		Brady Corp (Class A)	3,799,310
47,201	*	BrightView Holdings, Inc	932,692
76,233		Brink’s Co	6,873,167
67,624	*	Casella Waste Systems, Inc (Class A)	2,948,406
78,856	*	CBIZ, Inc	1,842,865
45,390	*	Ceco Environmental Corp	418,950
23,372	*	Charah Solutions, Inc	121,534
33,932	*	Cimpress NV	3,272,741
1,670		Compx International, Inc	27,471
177,245		Covanta Holding Corp	3,052,159
11,364		CRA International, Inc	493,425
66,548		Deluxe Corp	2,969,372
41,579		Ennis, Inc	845,301
79,562		Exponent, Inc	5,473,866
17,056		Forrester Research, Inc	807,260
16,520	*	Franklin Covey Co	602,980
57,651	*	FTI Consulting, Inc	6,021,647
20,419	*	GP Strategies Corp	324,254
115,563	e	Healthcare Services Group	2,763,111
28,504		Heidrick & Struggles International, Inc	846,569
23,484	*	Heritage-Crystal Clean, Inc	658,726
90,562		Herman Miller, Inc	4,106,081
66,407		HNI Corp	2,273,776
34,612	*	Huron Consulting Group, Inc	2,110,294
27,732		ICF International, Inc	2,362,489
76,117	*	Innerworkings, Inc	278,588
58,982		Insperity, Inc	6,272,736
89,266		Interface, Inc	1,237,227
50,715		Kelly Services, Inc (Class A)	1,411,398
34,544		Kforce, Inc	1,177,605
53,929		Kimball International, Inc (Class B)	935,129
72,979		Knoll, Inc	1,769,741
84,742		Korn/Ferry International	3,328,666
46,161		Matthews International Corp (Class A)	1,576,398
37,926		McGrath RentCorp	2,583,140
30,646	*	Mistras Group, Inc	464,593
67,194		Mobile Mini, Inc	2,281,908
53,902		MSA Safety, Inc	5,678,576
60,709		Navigant Consulting, Inc	1,478,871
9,268	*	NL Industries, Inc	47,174
15,002	*	NRC Group Holdings Corp	183,925
78,275	*	On Assignment, Inc	4,935,239
279,976		Pitney Bowes, Inc	1,133,903
45,808	e	Quad Graphics, Inc	518,088
47,724		Resources Connection, Inc	839,942
114,081		RR Donnelley & Sons Co	230,444
34,993	*	SP Plus Corp	1,208,308
134,328		Steelcase, Inc (Class A)	2,271,486
19,807		Systemax, Inc	429,812
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
46,195	*	Team, Inc	$764,989
83,350		Tetra Tech, Inc	6,601,320
68,472	*	TriNet Group, Inc	5,035,431
59,874	*	TrueBlue, Inc	1,183,709
23,218		Unifirst Corp	4,570,928
85,960	*	Upwork, Inc	1,413,182
33,254		US Ecology, Inc	2,115,952
31,458		Viad Corp	2,175,006
13,806		VSE Corp	413,628
62,296	*	WageWorks, Inc	3,187,686
15,639	*	Willdan Group, Inc	547,052
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	137,039,384

CONSUMER DURABLES & APPAREL - 2.9%
52,597		Acushnet Holdings Corp	1,344,379
83,006	*	American Outdoor Brands Corp	800,178
12,138		Bassett Furniture Industries, Inc	155,124
45,377	*	Beazer Homes USA, Inc	531,818
141,336		Callaway Golf Co	2,592,102
13,249	*	Cavco Industries, Inc	2,349,710
40,838	*	Century Communities, Inc	1,125,904
39,749		Clarus Corp	571,193
97,938	*	CROCS, Inc	2,237,883
17,842		Culp, Inc	320,621
44,728	*	Deckers Outdoor Corp	6,990,092
9,151	*	Delta Apparel, Inc	174,235
12,451		Escalade, Inc	143,560
37,258		Ethan Allen Interiors, Inc	766,770
14,191		Flexsteel Industries, Inc	260,689
76,544	*,e	Fossil Group, Inc	845,046
69,925	*	G-III Apparel Group Ltd	2,004,050
197,229	*,e	GoPro, Inc	1,043,341
35,947	*	Green Brick Partners, Inc	338,261
10,698		Hamilton Beach Brands Holding Co	175,554
38,384	*	Helen of Troy Ltd	5,691,580
14,989		Hooker Furniture Corp	312,521
34,743	*	Installed Building Products, Inc	1,851,107
42,579	*,e	iRobot Corp	3,112,525
7,752		Johnson Outdoors, Inc	527,058
127,315		KB Home	3,344,565
67,882	*	Kontoor Brands, Inc	1,990,979
67,332		La-Z-Boy, Inc	2,221,283
11,965	*	Legacy Housing Corp	150,639
30,601	*,e	LGI Homes, Inc	2,150,944
20,611		Lifetime Brands, Inc	181,995
10,009	*	Lovesac Co	214,593
39,485	*	M/I Homes, Inc	1,396,584
31,774	*	Malibu Boats, Inc	957,351
14,127		Marine Products Corp	226,880
28,055	*	MasterCraft Boat Holdings, Inc	465,713
77,084		MDC Holdings, Inc	2,785,816
55,719	*	Meritage Homes Corp	3,499,710
23,252		Movado Group, Inc	612,225
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,361		Nacco Industries, Inc (Class A)	$338,087
24,935		Oxford Industries, Inc	1,824,993
5,620	*	Purple Innovation, Inc	37,148
11,498		Rocky Brands, Inc	362,417
77,086		Skyline Corp	2,196,951
109,652	*	Sonos, Inc	1,189,724
127,834		Steven Madden Ltd	4,411,551
25,663		Sturm Ruger & Co, Inc	1,449,960
15,461		Superior Uniform Group, Inc	263,146
166,088	*	Taylor Morrison Home Corp	3,740,302
51,605	*	TopBuild Corp	4,186,714
212,092	*	TRI Pointe Homes, Inc	2,903,539
72,335		Tupperware Corp	1,107,449
23,912	*	Unifi, Inc	447,394
21,188	*	Universal Electronics, Inc	907,270
33,254	*	Vera Bradley, Inc	390,735
4,582	*	Vince Holding Corp	64,331
90,916	*	Vista Outdoor, Inc	654,595
47,320	*	William Lyon Homes, Inc	929,365
135,004		Wolverine World Wide, Inc	3,665,359
48,191	*,e	YETI Holdings, Inc	1,675,119
43,719	*	Zagg, Inc	289,857
		TOTAL CONSUMER DURABLES & APPAREL	89,500,584

CONSUMER SERVICES - 3.8%
87,014	*	Adtalem Global Education, Inc	4,121,853
25,676	*	American Public Education, Inc	847,822
103,108		BBX Capital Corp	444,395
1,723	*	Biglari Holdings, Inc (B Shares)	156,448
30,665		BJ’s Restaurants, Inc	1,217,400
140,824		Bloomin’ Brands, Inc	2,398,233
12,062	e	Bluegreen Vacations Corp	124,359
121,144		Boyd Gaming Corp	3,209,105
56,144	e	Brinker International, Inc	2,237,338
104,045	*	Career Education Corp	1,972,693
25,532		Carriage Services, Inc	488,172
53,205	*	Carrols Restaurant Group, Inc	495,871
42,809	*	Century Casinos, Inc	422,525
63,256	e	Cheesecake Factory	2,725,068
177,405	*	Chegg, Inc	7,969,033
53,683		Churchill Downs, Inc	6,423,171
25,593	*	Chuy’s Holdings, Inc	605,274
11,857		Collectors Universe	281,129
29,457	e	Cracker Barrel Old Country Store, Inc	5,116,975
55,655		Dave & Buster’s Entertainment, Inc	2,262,376
50,045	*	Del Frisco’s Restaurant Group, Inc	398,358
45,597	*	Del Taco Restaurants, Inc	552,636
91,202	*	Denny’s Corp	2,060,253
26,150		Dine Brands Global Inc.	2,146,653
90,362	*	Drive Shack, Inc	471,690
36,431	*	El Pollo Loco Holdings, Inc	358,481
101,079	*,e	Eldorado Resorts, Inc	4,560,684
3,992	*,e	Empire Resorts, Inc	39,002
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
40,041	*	Fiesta Restaurant Group, Inc	$382,392
27,659	*,e	Golden Entertainment, Inc	387,779
36,890	*	Habit Restaurants, Inc	368,900
162,328	*	Houghton Mifflin Harcourt Co	949,619
36,309		International Speedway Corp (Class A)	1,636,810
16,109	*	J Alexander’s Holdings, Inc	173,494
39,237		Jack in the Box, Inc	2,818,394
57,960	*	K12, Inc	1,730,106
147,668	*	Laureate Education, Inc	2,420,279
35,052	*	Lindblad Expeditions Holdings, Inc	660,029
67,467		Marriott Vacations Worldwide Corp	6,897,151
18,061	*	Monarch Casino & Resort, Inc	850,131
4,525		Nathan’s Famous, Inc	319,510
42,388	*,e	Noodles & Co	314,095
67,083	*,e	OneSpaWorld Holdings Ltd	1,050,520
33,238	e	Papa John’s International, Inc	1,476,432
167,794	*	Penn National Gaming, Inc	3,275,339
39,315	*	PlayAGS, Inc	737,549
33,767	*	Potbelly Corp	140,471
10,626		RCI Hospitality Holdings, Inc	180,111
42,335	*	Red Lion Hotels Corp	287,455
19,335	*	Red Robin Gourmet Burgers, Inc	638,442
107,327		Red Rock Resorts, Inc	2,236,695
42,055	*	Regis Corp	769,607
44,698		Ruth’s Chris Steak House, Inc	995,424
83,903	*	Scientific Games Corp (Class A)	1,715,816
77,157	*	SeaWorld Entertainment, Inc	2,358,689
31,595	*	Select Interior Concepts Inc	361,763
42,819	*	Shake Shack, Inc	3,196,867
48,293	*	Sotheby’s (Class A)	2,883,575
17,246		Speedway Motorsports, Inc	341,471
32,586		Strategic Education, Inc	5,799,982
48,787	*,e	Target Hospitality Corp	414,690
104,056		Texas Roadhouse, Inc (Class A)	5,747,013
33,475	e	Twin River Worldwide Holdings Inc	883,405
72,695	*	Weight Watchers International, Inc	1,573,847
45,066		Wingstop, Inc	4,307,859
		TOTAL CONSUMER SERVICES	115,388,708

DIVERSIFIED FINANCIALS - 4.1%
50,736		AG Mortgage Investment Trust	830,041
164,465		Anworth Mortgage Asset Corp	633,190
233,403		Apollo Commercial Real Estate Finance, Inc	4,392,644
43,503		Ares Commercial Real Estate Corp	659,941
98,246		Ares Management Corp	2,873,695
63,039	e	Arlington Asset Investment Corp (Class A)	414,797
87,906	*	ARMOUR Residential REIT, Inc	1,570,880
73,777		Artisan Partners Asset Management, Inc	2,183,061
3,336	e	Associated Capital Group, Inc	124,666
29,808		B. Riley Financial, Inc	562,179
49,099		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,032,061
191,897		Blackstone Mortgage Trust, Inc	6,816,181
74,899	*	Blucora, Inc	2,242,476
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
109,797		Brightsphere Investment Group, Inc	$1,174,828
102,166	*	Cannae Holdings, Inc	2,957,706
127,516		Capstead Mortgage Corp	1,074,960
28,027		Cherry Hill Mortgage Investment Corp	434,138
34,354		Cohen & Steers, Inc	1,799,119
124,272		Colony Credit Real Estate, Inc	2,013,206
44,627	*	Cowen Group, Inc	783,650
27,634	*	Curo Group Holdings Corp	343,214
5,031		Diamond Hill Investment Group, Inc	709,119
46,023	*	Donnelley Financial Solutions, Inc	627,293
34,804		Dynex Capital, Inc	567,305
27,627	*	Elevate Credit, Inc	114,928
43,962		Ellington Financial Inc	768,456
48,231	*,e	Encore Capital Group, Inc	1,735,351
49,601	*	Enova International, Inc	1,336,747
50,790		Exantas Capital Corp	568,340
78,778	*	Ezcorp, Inc (Class A)	775,963
147,618		Federated Investors, Inc (Class B)	5,129,725
222,148		FGL Holdings	1,810,506
64,670		FirstCash, Inc	6,508,389
47,435	*	Focus Financial Partners, Inc	1,323,911
42,779	e	Gain Capital Holdings, Inc	182,239
8,193		GAMCO Investors, Inc (Class A)	166,318
80,580		Granite Point Mortgage Trust, Inc	1,539,078
24,464		Great Ajax Corp	340,294
76,619	*	Green Dot Corp	3,883,817
26,235		Greenhill & Co, Inc	435,501
6,768		GWG Holdings Inc	73,500
33,465		Hamilton Lane, Inc	1,964,396
51,491		Houlihan Lokey, Inc	2,368,586
24,954	*	INTL FCStone, Inc	1,017,624
199,460		Invesco Mortgage Capital, Inc	3,287,101
79,857	e	iShares Russell 2000 Index Fund	12,502,412
37,627		KKR Real Estate Finance Trust, Inc	753,669
157,308		Ladder Capital Corp	2,647,494
174,635		Ladenburg Thalmann Financial Services, Inc	539,622
100,336	*	LendingClub Corp	1,482,966
14,409		Marlin Business Services Corp	334,433
30,544	*,e	Medallion Financial Corp	153,025
72,299		Moelis & Co	2,634,576
27,710		Nelnet, Inc (Class A)	1,733,538
322,769		New York Mortgage Trust, Inc	1,972,119
35,784	*	NewStar Financial, Inc	9,288
28,713		Och-Ziff Capital Management Group LLC	668,439
112,017	*	On Deck Capital, Inc	401,021
17,010		Oppenheimer Holdings, Inc	495,671
82,577		Orchid Island Capital, Inc	511,152
111,202		PennyMac Mortgage Investment Trust	2,449,780
27,062		Pico Holdings, Inc	273,056
21,201		Piper Jaffray Cos	1,638,837
34,271		PJT Partners, Inc	1,444,865
67,621	*	PRA Group, Inc	2,105,042
31,033		Pzena Investment Management, Inc (Class A)	252,609
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
47,214		Ready Capital Corp	$725,679
145,076		Redwood Trust, Inc	2,454,686
14,569	*	Regional Management Corp	351,550
31,121	*	Safeguard Scientifics, Inc	363,493
9,050	*,e	Siebert Financial Corp	106,971
8,405		Silvercrest Asset Management Group, Inc	120,444
104,880		Stifel Financial Corp	6,272,873
76,934		TPG RE Finance Trust, Inc	1,519,447
1,276		Value Line, Inc	33,304
10,066		Virtus Investment Partners, Inc	1,078,673
112,930		Waddell & Reed Financial, Inc (Class A)	1,976,275
75,407		Western Asset Mortgage Capital Corp	766,135
13,237		Westwood Holdings Group, Inc	414,318
196,911		WisdomTree Investments, Inc	1,220,848
10,545	*	World Acceptance Corp	1,336,368
		TOTAL DIVERSIFIED FINANCIALS	125,895,798

ENERGY - 3.7%
244,708	*	Abraxas Petroleum Corp	212,994
74,423	*,e	Altus Midstream Co	238,898
26,241		Arch Coal, Inc	2,339,648
196,232		Archrock, Inc	2,154,627
54,093	*	Ardmore Shipping Corp	397,043
93,491		Berry Petroleum Co LLC	916,212
30,979	*	Bonanza Creek Energy, Inc	675,342
23,774	*	Brigham Minerals, Inc	509,952
102,840	*	C&J Energy Services, Inc	1,125,070
71,875	*	Cactus, Inc	2,110,969
75,939	*,e	California Resources Corp	1,162,626
337,685	*,e	Callon Petroleum Co	1,661,410
133,520	*,e	Carrizo Oil & Gas, Inc	1,272,446
61,905	*	Chaparral Energy Inc	219,763
217,570	*	Clean Energy Fuels Corp	580,912
299,139	*	CNX Resources Corp	2,458,923
22,205	*,e	Comstock Resources Inc	151,660
40,810	*	CONSOL Energy, Inc	877,007
29,547	*	Contura Energy Inc	1,058,669
94,509	*,e	Covia Holdings Corp	164,446
45,388		CVR Energy, Inc	2,408,741
117,373		Delek US Holdings, Inc	5,056,429
717,466	*,e	Denbury Resources, Inc	810,737
143,520		DHT Holdings, Inc	810,888
97,887	*,e	Diamond Offshore Drilling, Inc	884,898
32,520	*,e	Diamond S Shipping Inc	388,614
23,217		DMC Global, Inc	1,212,856
42,831	*	Dorian LPG Ltd	391,904
54,387	*	Dril-Quip, Inc	2,861,844
33,623	*	Earthstone Energy, Inc	147,269
139,519	*,e	Energy Fuels, Inc	253,925
32,657	*	Era Group, Inc	337,020
40,260		Evolution Petroleum Corp	245,586
48,747	*	Exterran Corp	665,397
147,875	*,e	Extraction Oil & Gas, Inc	548,616
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
56,962	e	Falcon Minerals Corp	$450,569
141,872	*	Forum Energy Technologies, Inc	371,705
157,452	*	Frank’s International NV	897,476
58,518	*	FTS International, Inc	232,316
62,599		GasLog Ltd	891,410
19,584	*	Geospace Technologies Corp	305,706
142,452		Golar LNG Ltd	2,413,137
10,568	*	Goodrich Petroleum Corp	121,638
58,738		Green Plains Renewable Energy, Inc	592,666
244,979	*	Gulfport Energy Corp	926,021
33,512		Hallador Energy Co	179,624
215,269	*	Helix Energy Solutions Group, Inc	1,885,756
198,949	*	HighPoint Resources Corp	248,686
65,271	*	Independence Contract Drilling, Inc	86,158
39,063	*	International Seaways, Inc	664,462
815	*	Isramco, Inc	97,971
100,715	*,e	Jagged Peak Energy, Inc	739,248
74,382	*	Keane Group, Inc	467,863
33,152	*	KLX Energy Services Holdings, Inc	521,149
266,188	*	Laredo Petroleum Holdings, Inc	883,744
65,599	e	Liberty Oilfield Services, Inc	928,226
149,142	*	Magnolia Oil & Gas Corp	1,667,408
28,914		Mammoth Energy Services, Inc	187,363
169,331	*	Matador Resources Co	2,985,305
39,292	*	Matrix Service Co	721,794
275,837	*	McDermott International, Inc	1,770,874
30,658	*	Midstates Petroleum Co, Inc	139,494
31,688	*,e	Montage Resources Corp	105,838
554,674		Nabors Industries Ltd	1,641,835
34,915	*,e	National Energy Services Reunited Corp	279,320
20,410	*	Natural Gas Services Group, Inc	327,376
12,987	*,e	NCS Multistage Holdings, Inc	41,688
134,162	*	Newpark Resources, Inc	1,023,656
9,330	*	NextDecade Corp	45,904
24,363	*	Nine Energy Service, Inc	313,552
377,291	*	Noble Corp plc	841,359
234,731	e	Nordic American Tanker Shipping	474,157
412,000	*	Northern Oil And Gas, Inc	667,440
490,355	*	Oasis Petroleum, Inc	2,388,029
150,091	*	Oceaneering International, Inc	2,318,906
88,638	*	Oil States International, Inc	1,322,479
95,875	*	Overseas Shipholding Group, Inc	186,956
52,258	*	Pacific Drilling SA	491,225
24,068		Panhandle Oil and Gas, Inc (Class A)	284,243
51,541	*	Par Pacific Holdings, Inc	1,188,535
13,834	*	Parker Drilling Co	237,945
100,270	*	PDC Energy, Inc	2,880,757
108,607		Peabody Energy Corp	2,287,263
19,905	*	Penn Virginia Corp	681,547
768	*	PrimeEnergy Corp	92,805
121,578	*	ProPetro Holding Corp	2,204,209
371,547	*	Questar Market Resources, Inc	1,839,158
57,873	*	Renewable Energy Group, Inc	786,494
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,964	*	Rex American Resources Corp	$668,714
23,949	*	RigNet, Inc	209,075
91,109	*	Ring Energy, Inc	223,217
98,746	*,e	Roan Resources, Inc	118,495
23,757	*,e	Rosehill Resources, Inc	66,995
85,718	e	RPC, Inc	529,737
49,886	*	SandRidge Energy, Inc	336,730
65,351		Scorpio Tankers, Inc	1,712,850
26,978	*	SEACOR Holdings, Inc	1,285,232
28,281	*	SEACOR Marine Holdings, Inc	398,196
86,545	*,e	Seadrill Ltd	354,834
87,458	*	Select Energy Services, Inc	889,448
117,420		SemGroup Corp	1,487,711
120,120	e	Ship Finance International Ltd	1,579,578
16,984	*	SilverBow Resources, Inc	176,464
165,478		SM Energy Co	1,649,816
67,017	*,e	Smart Sand, Inc	157,490
47,476		Solaris Oilfield Infrastructure, Inc	679,382
835,821	*	Southwestern Energy Co	1,838,806
363,864	*	SRC Energy, Inc	1,484,565
259,246	*	Superior Energy Services	235,188
30,883	*	Talos Energy, Inc	635,572
120,508	e	Teekay Corp	549,516
294,434		Teekay Tankers Ltd (Class A)	362,154
149,981	*,e	Tellurian, Inc	925,383
203,947	*	Tetra Technologies, Inc	318,157
55,708	*	Tidewater, Inc	1,280,727
83,708	*	Unit Corp	544,102
270,509	*,e	Uranium Energy Corp	267,912
114,007	e	US Silica Holdings, Inc	1,580,137
29,571	*,e	US Well Services Inc	91,670
151,370	*	W&T Offshore, Inc	679,651
139,648	*	Whiting Petroleum Corp	2,468,977
102,147		World Fuel Services Corp	3,987,819
		TOTAL ENERGY	113,418,086

FOOD & STAPLES RETAILING - 0.5%
49,275		Andersons, Inc	1,323,034
38,192	*	Chefs’ Warehouse Holdings, Inc	1,392,862
11,103	*	HF Foods Group Inc	251,594
21,713		Ingles Markets, Inc (Class A)	683,525
15,774	*	Natural Grocers by Vitamin C	144,648
156,907	*	Performance Food Group Co	6,880,372
34,158		Pricesmart, Inc	2,083,638
80,207	*,e	Rite Aid Corp	559,043
55,376		Spartan Stores, Inc	654,544
74,285	*	United Natural Foods, Inc	732,450
12,873		Village Super Market (Class A)	322,211
14,207		Weis Markets, Inc	517,845
		TOTAL FOOD & STAPLES RETAILING	15,545,766

FOOD, BEVERAGE & TOBACCO - 1.7%
175,658	*,e	22nd Century Group, Inc	279,296
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,265		Alico, Inc	$199,853
98,289	e	B&G Foods, Inc (Class A)	1,796,723
12,808	*	Boston Beer Co, Inc (Class A)	5,024,835
2,556	*,e	Bridgford Foods Corp	91,172
24,440		Calavo Growers, Inc	2,161,474
47,291		Cal-Maine Foods, Inc	1,880,763
47,762	*,e	Celsius Holdings, Inc	238,332
7,065		Coca-Cola Bottling Co Consolidated	2,073,789
19,135	*	Craft Brewers Alliance, Inc	300,611
251,329	*	Darling International, Inc	5,109,519
126,408		Dean Foods Co	183,292
16,534	*	Farmer Bros Co	268,512
46,655		Fresh Del Monte Produce, Inc	1,415,046
47,816	*	Freshpet, Inc	2,158,892
154,074	*	Hostess Brands, Inc	2,175,525
23,401		J&J Snack Foods Corp	4,348,842
13,321		John B. Sanfilippo & Son, Inc	1,157,728
29,126		Lancaster Colony Corp	4,538,413
40,070	*	Landec Corp	447,582
20,803		Limoneira Co	411,691
20,132	e	MGP Ingredients, Inc	1,006,399
17,909	e	National Beverage Corp	779,579
106,876	*,e	New Age Beverages Corp	399,716
55,014	*	Primo Water Corp	812,557
12,412	*,e	Pyxus International, Inc	177,119
30,586		Sanderson Farms, Inc	4,007,378
11,015	*	Seneca Foods Corp	347,854
107,619	*	Simply Good Foods Co	2,930,465
26,021	e	Tootsie Roll Industries, Inc	972,145
13,030	e	Turning Point Brands, Inc	483,804
38,500		Universal Corp	2,290,750
163,816		Vector Group Ltd	1,892,075
		TOTAL FOOD, BEVERAGE & TOBACCO	52,361,731

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
131,440	*	Accuray, Inc	544,162
15,588	*	Addus HomeCare Corp	1,256,237
257,053	*	Allscripts Healthcare Solutions, Inc	2,647,646
44,232	*,e	Alphatec Holdings Inc	207,890
47,939	*	Amedisys, Inc	6,610,309
30,348	*	American Renal Associates Holdings, Inc	233,680
70,826	*	AMN Healthcare Services, Inc	3,780,692
54,209	*	Angiodynamics, Inc	1,104,779
250,753	*,e	Antares Pharma, Inc	799,902
9,257	*,e	Apollo Medical Holdings, Inc	141,632
49,239	*	Apyx Medical Corp	356,490
57,608	*	AtriCure, Inc	1,848,065
2,163		Atrion Corp	1,664,428
32,121	*	Avalon GloboCare Corp	67,133
73,284	*	Avanos Medical, Inc	2,984,124
7,481	*	Avedro Inc	138,099
53,438	*	AxoGen, Inc	960,815
24,641	*,e	Axonics Modulation Technologies, Inc	904,325
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,868	*	BioLife Solutions Inc	$188,183
210,367	*	BioScrip, Inc	595,339
23,247	*,e	BioSig Technologies Inc	174,585
49,900	*	BioTelemetry, Inc	2,342,805
279,168	*	Brookdale Senior Living, Inc	2,174,719
51,516	*	Cardiovascular Systems, Inc	2,360,978
149,336	*	Castlight Health, Inc	240,431
10,467	*,e	Catasys Inc	182,335
216,953	*	Cerus Corp	1,269,175
113,135	*,e	Community Health Systems, Inc	231,927
18,622		Computer Programs & Systems, Inc	480,634
94,450	*,e	ConforMIS, Inc	260,682
41,215		Conmed Corp	3,600,130
135,683	*,e	Corindus Vascular Robotics, Inc	343,278
13,614	*	Corvel Corp	1,159,913
56,469	*	Cross Country Healthcare, Inc	535,891
54,721	*	CryoLife, Inc	1,577,059
42,343	*,e	CryoPort, Inc	866,761
21,998	*	Cutera, Inc	562,269
41,296	*,e	CytoSorbents Corp	289,898
95,753	*	Diplomat Pharmacy, Inc	504,618
7,775	*,e	ElectroCore LLC	10,963
77,622		Ensign Group, Inc	4,677,502
68,286	*	Enzo Biochem, Inc	266,998
109,580	*	Evolent Health, Inc	747,336
145,787	*	Genesis Health Care, Inc	170,571
90,683	*	GenMark Diagnostics, Inc	567,676
54,769	*	Glaukos Corp	4,473,532
116,106	*	Globus Medical, Inc	5,292,111
77,797	*	Haemonetics Corp	9,497,458
53,497	*	Hanger Orthopedic Group, Inc	922,823
104,031	*	HealthEquity, Inc	8,528,461
39,664		HealthStream, Inc	1,120,111
10,667	*	Heska Corp	854,853
133,184	*	HMS Holdings Corp	4,648,122
28,397	*	Inogen, Inc	1,746,415
108,425	*,e	Inovalon Holdings, Inc	1,626,375
21,022	*	Inspire Medical Systems, Inc	1,421,718
49,924	*	Integer Holding Corp	4,369,848
13,673	*	IntriCon Corp	245,840
59,772		Invacare Corp	319,780
7,027	*,e	iRadimed Corp	167,805
37,486	*	iRhythm Technologies, Inc	3,116,586
19,316	*,e	Joint Corp	356,960
57,726	*	Lantheus Holdings, Inc	1,305,762
25,161		LeMaitre Vascular, Inc	832,577
45,948	*	LHC Group, Inc	5,816,098
74,271	*	LivaNova plc	5,722,581
32,952	*	Magellan Health Services, Inc	2,317,844
65,618		Meridian Bioscience, Inc	784,135
82,859	*	Merit Medical Systems, Inc	3,269,616
5,219		Mesa Laboratories, Inc	1,313,518
10,884	*,e	Misonix Inc	258,277
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
19,023		National Healthcare Corp	$1,666,415
19,130		National Research Corp	1,289,745
53,349	*	Natus Medical, Inc	1,657,553
78,314	*	Neogen Corp	5,591,620
19,273	*	Neuronetics, Inc	229,541
44,831	*	Nevro Corp	2,997,401
81,809	*	NextGen Healthcare, Inc	1,338,395
128,832	*	Novocure Ltd	10,721,399
79,650	*	NuVasive, Inc	5,304,690
62,903	*	Omnicell, Inc	4,730,935
17,715	*,e	OptimizeRx Corp	267,319
88,809	*	OraSure Technologies, Inc	741,555
27,104	*	Orthofix International NV	1,448,709
12,817	*	OrthoPediatrics Corp	452,568
90,063		Owens & Minor, Inc	244,071
125,629		Patterson Cos, Inc	2,487,454
30,588	*,e	PetIQ, Inc	1,047,333
16,896	*	Providence Service Corp	941,783
16,512	*,e	Pulse Biosciences, Inc	215,647
55,101	*	Quidel Corp	3,252,612
159,184	*	R1 RCM, Inc	2,002,535
65,813	*	RadNet, Inc	969,425
81,843	*,e	Rockwell Medical, Inc	217,702
83,566	*	RTI Biologics, Inc	355,991
26,698	*	SeaSpine Holdings Corp	339,332
165,268	*	Select Medical Holdings Corp	2,766,586
175,475	*,e	Senseonics Holdings, Inc	194,777
9,763	*,e	Shockwave Medical Inc	477,606
23,791	*	SI-BONE, Inc	427,762
31,788	*,e	Sientra, Inc	193,907
10,280	*,e	Silk Road Medical Inc	445,021
17,627		Simulations Plus, Inc	684,280
3,245	*,e	Soliton Inc	39,362
67,584	*	Staar Surgical Co	1,980,887
37,523	*	Surgery Partners, Inc	286,300
19,960	*	SurModics, Inc	832,332
30,334	*,e	Tabula Rasa HealthCare, Inc	1,828,230
28,821	*	Tactile Systems Technology, Inc	1,664,125
84,951	*	Tandem Diabetes Care, Inc	5,388,442
108,766	*,e	Teladoc, Inc	7,422,192
159,581	*	Tenet Healthcare Corp	3,761,324
75,044	*,e	Tivity Health, Inc	1,309,518
298,305	*,e	TransEnterix, Inc	408,678
9,771	*	Transmedics Group, Inc	231,866
35,181	*	Triple-S Management Corp (Class B)	843,630
18,859		US Physical Therapy, Inc	2,434,320
5,133		Utah Medical Products, Inc	467,052
11,111	*	Vapotherm, Inc	178,776
56,013	*	Varex Imaging Corp	1,780,653
104,990	*,e	ViewRay, Inc	940,710
45,909	*	Vocera Communications, Inc	1,178,484
192,752	*	Wright Medical Group NV	5,562,823
22,997	e	Zynex Inc	191,335
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	217,394,978
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
14,833	*	Central Garden & Pet Co	$450,627
65,097	*	Central Garden and Pet Co (Class A)	1,793,422
83,040	*	Edgewell Personal Care Co	2,526,907
38,586	*	elf Beauty, Inc	640,142
26,809		Inter Parfums, Inc	1,857,328
20,649	*	Lifevantage Corp	239,528
17,873		Medifast, Inc	1,995,521
12,223	*	Nature’s Sunshine Products, Inc	110,374
8,691		Oil-Dri Corp of America	307,922
13,484	*,e	Revlon, Inc (Class A)	268,601
19,966	*	USANA Health Sciences, Inc	1,358,686
21,129		WD-40 Co	3,836,181
12,281	*	Youngevity International Inc	57,598
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,442,837

INSURANCE - 2.4%
67,482	*	AMBAC Financial Group, Inc	1,229,522
139,362		American Equity Investment Life Holding Co	3,595,540
30,019		Amerisafe, Inc	1,953,036
50,556		Argo Group International Holdings Ltd	3,460,053
76,788	*,e	Citizens, Inc (Class A)	572,071
241,397		Conseco, Inc	4,082,023
24,529		Crawford & Co	253,385
15,160		Donegal Group, Inc (Class A)	225,126
34,734	*	eHealth, Inc	3,603,652
16,452		EMC Insurance Group, Inc	591,285
49,147		Employers Holdings, Inc	2,157,553
17,916	*	Enstar Group Ltd	3,173,819
15,569		FBL Financial Group, Inc (Class A)	976,176
14,809		FedNat Holding Co	184,964
767,996	*	Genworth Financial, Inc (Class A)	3,064,304
12,215		Global Indemnity Ltd	345,562
16,774	e	Goosehead Insurance, Inc	754,998
41,579	*	Greenlight Capital Re Ltd (Class A)	347,185
17,649	*	Hallmark Financial Services	273,559
10,907		HCI Group, Inc	437,262
14,397	*,e	Health Insurance Innovations, Inc	316,590
44,083		Heritage Insurance Holdings, Inc	592,476
63,316		Horace Mann Educators Corp	2,750,447
7,770		Independence Holding Co	294,483
2,119		Investors Title Co	347,728
45,296		James River Group Holdings Ltd	2,166,508
29,662		Kinsale Capital Group, Inc	2,665,427
127,379	*	MBIA, Inc	1,188,446
103,267		National General Holdings Corp	2,553,793
3,606		National Western Life Group, Inc	970,014
12,045	*	NI Holdings, Inc	202,476
8,404	*	Palomar Holdings, Inc	240,775
80,856		ProAssurance Corp	3,160,661
15,779		Protective Insurance Corp	261,142
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
60,976		RLI Corp	$5,495,767
22,509		Safety Insurance Group, Inc	2,220,738
89,081		Selective Insurance Group, Inc	6,698,891
27,501		State Auto Financial Corp	950,985
36,075		Stewart Information Services Corp	1,364,717
113,321	*	Third Point Reinsurance Ltd	1,142,276
29,168		Tiptree Financial, Inc	199,217
44,821	*,e	Trupanion, Inc	1,441,443
33,339		United Fire & Casualty Co	1,742,630
27,826		United Insurance Holdings Corp	315,269
47,585		Universal Insurance Holdings, Inc	1,180,584
30,047	*	Watford Holdings Ltd	569,691
		TOTAL INSURANCE	72,314,249

MATERIALS - 3.8%
30,986	e	Advanced Emissions Solutions, Inc	394,452
45,147	*	AdvanSix, Inc	1,157,569
473,039	*,e	AK Steel Holding Corp	1,333,970
193,294	*	Allegheny Technologies, Inc	4,208,010
47,693		American Vanguard Corp	681,056
61,334	*,e	Amyris, Inc	189,522
49,280		Balchem Corp	5,058,099
59,569		Boise Cascade Co	1,608,363
72,749		Carpenter Technology Corp	3,274,432
72,626	*	Century Aluminum Co	522,181
11,345		Chase Corp	1,175,115
25,144	*	Clearwater Paper Corp	493,577
427,138	e	Cleveland-Cliffs, Inc	4,553,291
300,418	*	Coeur Mining, Inc	1,381,923
179,101		Commercial Metals Co	3,136,059
51,860		Compass Minerals International, Inc	2,896,381
122,593	*	Ferro Corp	1,805,795
69,112	*	Ferroglobe plc	0
95,983	*,e	Flotek Industries, Inc	294,668
30,751	*,e	Forterra, Inc	199,882
40,163	*	FutureFuel Corp	467,899
84,020	*	GCP Applied Technologies, Inc	1,850,961
95,287	*	Gold Resource Corp	342,080
38,906		Greif, Inc (Class A)	1,360,154
8,887		Greif, Inc (Class B)	382,141
77,425		H.B. Fuller Co	3,701,689
14,420		Hawkins, Inc	629,721
19,140		Haynes International, Inc	569,606
712,390		Hecla Mining Co	1,317,922
64,131	*	Ingevity Corp	6,319,469
28,868		Innophos Holdings, Inc	784,344
36,651		Innospec, Inc	3,422,470
154,641	*	Intrepid Potash, Inc	578,357
24,044		Kaiser Aluminum Corp	2,314,716
29,341	*	Koppers Holdings, Inc	801,009
46,127	*	Kraton Polymers LLC	1,414,715
36,085		Kronos Worldwide, Inc	483,900
221,265	*	Livent Corp	1,424,947
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
190,102		Louisiana-Pacific Corp	$4,969,266
39,524	*	LSB Industries, Inc	197,225
66,564	*	Marrone Bio Innovations, Inc	88,530
31,415		Materion Corp	1,951,814
9,337	*	Mayville Engineering Co Inc	122,968
54,573		Minerals Technologies, Inc	2,906,012
54,965		Myers Industries, Inc	888,784
24,676		Neenah Paper, Inc	1,621,460
354,903	*	Novagold Resources Inc	2,189,752
10,497		Olympic Steel, Inc	132,052
70,217	*	Omnova Solutions, Inc	698,659
92,520	*	Orion Engineered Carbons SA	1,802,290
65,455		PH Glatfelter Co	1,068,226
118,334		PolyOne Corp	3,877,805
59,329	*	PQ Group Holdings, Inc	924,939
19,710		Quaker Chemical Corp	3,693,457
24,375	*,e	Ramaco Resources, Inc	118,706
83,684	e	Rayonier Advanced Materials, Inc	389,131
25,988	*	Ryerson Holding Corp	212,062
40,003		Schnitzer Steel Industries, Inc (Class A)	1,065,280
47,103		Schweitzer-Mauduit International, Inc	1,621,756
64,856		Sensient Technologies Corp	4,421,234
31,660		Stepan Co	3,139,089
170,990	*	Summit Materials, Inc	3,153,056
131,580	*	SunCoke Energy, Inc	998,692
15,787		Synalloy Corp	268,063
64,558	*	TimkenSteel Corp	451,260
33,536	*	Trecora Resources	318,257
42,122		Tredegar Corp	702,174
61,014		Trinseo S.A.	2,367,953
144,482		Tronox Holdings plc	1,597,971
9,972	*	UFP Technologies, Inc	434,380
3,011		United States Lime & Minerals, Inc	243,530
23,427	*	US Concrete, Inc	1,103,177
47,510		Valhi, Inc	102,147
53,863	*	Verso Corp	871,503
79,176		Warrior Met Coal, Inc	1,958,814
61,156	*	Worthington Industries, Inc	2,459,694
		TOTAL MATERIALS	117,661,613

MEDIA & ENTERTAINMENT - 1.8%
78,788	e	AMC Entertainment Holdings, Inc	932,062
14,815	*,e	Boston Omaha Corp	313,337
23,241	*	Cardlytics, Inc	660,044
34,214	*	Care.com, Inc	374,985
114,129	*	Cargurus, Inc	4,253,588
100,683	*	Cars.com, Inc	1,912,977
14,057	*	cbdMD Inc	61,148
150,492	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	707,312
57,896	*	Clear Channel	175,425
72,522	*	comScore, Inc	239,323
20,914	*	Cumulus Media Inc	316,011
1,313	*,e	Daily Journal Corp	325,755
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
75,575	*	DHI Group, Inc	$278,116
41,047		Emerald Expositions Events, Inc	437,561
196,995		Entercom Communications Corp (Class A)	1,118,932
94,262		Entravision Communications Corp (Class A)	307,294
56,957	*,e	Eros International plc	94,549
59,090	*,e	Eventbrite Inc	1,045,302
12,562	*	EverQuote Inc	186,797
86,728		EW Scripps Co (Class A)	1,329,540
68,333	*	Fluent, Inc	355,332
165,085		Gannett Co, Inc	1,692,121
173,432	*	Glu Mobile, Inc	1,293,803
138,961	*	Gray Television, Inc	2,466,558
22,106	*	Hemisphere Media Group, Inc	272,125
80,824	*	Imax Corp	1,774,087
79,097	*	Lee Enterprises, Inc	171,640
14,652	*	Liberty Braves Group (Class A)	423,443
55,642	*	Liberty Braves Group (Class C)	1,600,820
68,324	*	Liberty Latin America Ltd (Class A)	1,119,830
176,639	*	Liberty Latin America Ltd (Class C)	2,896,880
113,373	*	Liberty TripAdvisor Holdings, Inc	1,309,458
56,648	*	LiveXLive Media, Inc	167,112
19,242	*	Loral Space & Communications, Inc	707,913
51,428	*	Marchex, Inc (Class B)	223,712
33,014		Marcus Corp	1,155,160
82,233	*	MDC Partners, Inc	205,583
113,025	*	Meet Group, Inc	388,806
59,817		Meredith Corp	3,281,561
88,623	*	MSG Networks, Inc	1,682,951
91,978		National CineMedia, Inc	654,883
91,052		New Media Investment Group, Inc	980,630
68,691	*	QuinStreet, Inc	1,118,976
26,334	*	Reading International, Inc	343,659
31,852	*	Rosetta Stone, Inc	731,322
6,926		Saga Communications, Inc	216,230
42,320		Scholastic Corp	1,446,074
33,688	*	TechTarget, Inc	775,498
332,971		TEGNA, Inc	5,057,829
12,306	*	Travelzoo, Inc	154,809
22,998		Tribune Publishing Co	190,193
155,467	*	TrueCar, Inc	789,772
43,015	*	WideOpenWest, Inc	326,484
116,157	*	Yelp, Inc	4,071,303
		TOTAL MEDIA & ENTERTAINMENT	55,116,615

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
59,391	*	Abeona Therapeutics, Inc	153,823
162,010	*	Acadia Pharmaceuticals, Inc	3,982,206
41,594	*,e	Accelerate Diagnostics, Inc	776,976
68,746	*	Acceleron Pharma, Inc	3,001,450
116,095	*,e	AcelRx Pharmaceuticals, Inc	303,008
7,665	*,e	Acer Therapeutics Inc	22,918
213,179	*	Achillion Pharmaceuticals, Inc	940,119
51,324	*	Aclaris Therapeutics, Inc	65,695
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
71,388	*	Acorda Therapeutics, Inc	$494,719
30,778	*,e	Adamas Pharmaceuticals, Inc	192,670
40,048	*,e	ADMA Biologics, Inc	144,974
80,821	*	Adverum Biotechnologies, Inc	1,083,810
40,056	*	Aeglea BioTherapeutics, Inc	358,902
62,369	*	Aerie Pharmaceuticals, Inc	1,351,536
89,223	*,e	Affimed NV	267,669
160,078	*	Agenus, Inc	385,788
31,726	*,e	AgeX Therapeutics, Inc	92,957
70,102	*,e	Aimmune Therapeutics, Inc	1,349,463
20,944	*,e	Akcea Therapeutics, Inc	453,019
174,623	*	Akebia Therapeutics, Inc	731,670
139,984	*	Akorn, Inc	520,740
16,872	*	Albireo Pharma, Inc	436,816
107,772	*	Alder Biopharmaceuticals, Inc	1,090,653
35,286	*	Aldeyra Therapeutics, Inc	193,367
15,467	*,e	Alector, Inc	326,663
28,260	*,e	Allakos, Inc	982,600
60,724	*,e	Allogene Therapeutics, Inc	1,882,444
51,103	*	AMAG Pharmaceuticals, Inc	422,111
349,817	*	Amicus Therapeutics, Inc	4,337,731
137,836	*	Amneal Pharmaceuticals, Inc	504,480
54,609	*	Amphastar Pharmaceuticals, Inc	1,100,371
37,940	*	AnaptysBio, Inc	2,037,757
63,628	*,e	Anavex Life Sciences Corp	162,888
13,498	*	ANI Pharmaceuticals, Inc	1,141,796
20,833	*	Anika Therapeutics, Inc	1,147,690
74,313	*	Apellis Pharmaceuticals, Inc	2,075,562
49,135	*,e	Arcus Biosciences, Inc	388,658
69,190	*	Ardelyx, Inc	166,748
76,625	*	Arena Pharmaceuticals, Inc	4,802,855
157,116	*	Arqule, Inc	1,585,300
144,316	*,e	Arrowhead Research Corp	4,193,823
29,474	*	Arvinas, Inc	786,366
35,566	*	Assembly Biosciences, Inc	444,575
97,548	*	Assertio Therapeutics, Inc	334,590
65,524	*	Atara Biotherapeutics, Inc	935,027
91,536	*,e	Athenex, Inc	1,647,648
187,892	*,e	Athersys, Inc	261,170
66,728	*	Audentes Therapeutics, Inc	2,597,054
89,525	*	Avid Bioservices, Inc	580,122
26,962	*	Avrobio, Inc	572,134
39,465	*,e	Axsome Therapeutics, Inc	1,006,357
15,856	*	Beyondspring Inc	265,747
157,944	*	BioCryst Pharmaceuticals, Inc	500,682
120,638	*	BioDelivery Sciences International, Inc	447,567
50,898	*	Biohaven Pharmaceutical Holding Co Ltd	2,190,650
8,989	*	Biospecifics Technologies Corp	522,261
188,236	*,e	BioTime, Inc	207,060
8,977	*	Bioxcel Therapeutics Inc	96,682
74,682	*	Blueprint Medicines Corp	7,479,402
55,943	*	Calithera Biosciences, Inc	237,198
15,410	*,e	Calyxt, Inc	143,159
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
50,673	*	Cambrex Corp	$2,219,477
50,397	*,e	Cara Therapeutics, Inc	1,206,504
62,799	*	CareDx, Inc	2,057,923
73,710	*	CASI Pharmaceuticals, Inc	229,975
158,495	*,e	Catalyst Pharmaceuticals, Inc	790,890
7,093	*	Celcuity, Inc	161,437
19,312	*,e	Cellular Biomedicine Group, Inc	266,312
39,008	*,e	CEL-SCI Corp	284,368
31,823	*,e	Cerecor Inc	128,247
34,284	*	Checkpoint Therapeutics Inc	90,167
60,250	*	ChemoCentryx, Inc	480,795
38,550	*	Chiasma, Inc	211,640
79,263	*	Chimerix, Inc	285,347
67,801	*,e	ChromaDex Corp	313,919
71,841	*	Clovis Oncology, Inc	757,923
80,358	*	Codexis, Inc	1,476,176
94,664	*	Coherus Biosciences, Inc	1,592,248
51,138	*	Collegium Pharmaceutical, Inc	560,984
30,717	*	Concert Pharmaceuticals, Inc	309,013
21,894	*,e	Constellation Pharmaceuticals, Inc	202,520
85,728	*,e	Corbus Pharmaceuticals Holdings, Inc	514,368
149,315	*	Corcept Therapeutics, Inc	1,681,287
38,815	*,e	Corium International, Inc	6,987
34,898	*	CorMedix Inc	338,162
4,280	*,e	Cortexyme Inc	151,512
16,334	*,e	Crinetics Pharmaceuticals, Inc	331,254
31,003	*,e	Cue Biopharma, Inc	257,635
34,934	*	Cyclerion Therapeutics, Inc	324,537
101,842	*	Cymabay Therapeutics, Inc	629,384
88,330	*	Cytokinetics, Inc	1,076,743
69,831	*	CytomX Therapeutics, Inc	719,958
21,858	*,e	Deciphera Pharmaceuticals, Inc	483,062
74,463	*,e	Denali Therapeutics, Inc	1,589,785
69,004	*,e	Dermira, Inc	607,925
79,653	*	Dicerna Pharmaceuticals, Inc	1,085,670
18,020	*	Dova Pharmaceuticals, Inc	288,140
106,456	*,e	Dynavax Technologies Corp	293,819
13,702	*	Eagle Pharmaceuticals, Inc	751,692
76,710	*,e	Editas Medicine, Inc	1,936,928
16,361	*,e	Eidos Therapeutics, Inc	533,041
34,704	*	Eiger BioPharmaceuticals, Inc	384,173
34,070	*,e	Eloxx Pharmaceuticals, Inc	278,011
68,616	*	Emergent Biosolutions, Inc	3,028,710
26,401	*	Enanta Pharmaceuticals, Inc	1,980,603
338,184	*	Endo International plc	1,072,043
120,407	*	Epizyme, Inc	1,596,597
38,810	*	Esperion Thereapeutics, Inc	1,540,369
18,447	*,e	Evelo Biosciences, Inc	112,711
21,041	*	Evofem Biosciences Inc	102,259
18,821	*,e	Evolus, Inc	334,073
91,958	*,e	EyePoint Pharmaceuticals Inc	127,822
80,888	*	Fate Therapeutics, Inc	1,783,580
118,690	*	FibroGen, Inc	5,609,289
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
49,519	*	Five Prime Therapeutics, Inc	$253,042
51,341	*,e	Flexion Therapeutics, Inc	515,464
109,756	*	Fluidigm Corp	1,289,633
24,267	*	Forty Seven, Inc	215,976
52,454	*	G1 Therapeutics, Inc	1,301,384
47,804	*,e	Galectin Therapeutics, Inc	176,875
41,163	*	Genomic Health, Inc	3,003,664
290,699	*,e	Geron Corp	348,839
83,558	*	Global Blood Therapeutics, Inc	4,578,978
53,355	*	GlycoMimetics, Inc	492,467
29,588	*	Gossamer Bio, Inc	587,322
36,846	*,e	Gritstone Oncology, Inc	386,883
216,836	*	Halozyme Therapeutics, Inc	3,684,044
8,760	*,e	Harpoon Therapeutics, Inc	130,436
113,917	*	Heron Therapeutics, Inc	1,986,712
35,951	*	Homology Medicines, Inc	639,209
240,973	*	Immunogen, Inc	542,189
269,703	*,e	Immunomedics, Inc	3,978,119
94,291	*	Innoviva, Inc	1,120,177
141,230	*,e	Inovio Pharmaceuticals, Inc	389,795
117,438	*	Insmed, Inc	2,577,764
53,676	*,e	Intellia Therapeutics, Inc	971,536
37,513	*,e	Intercept Pharmaceuticals, Inc	2,357,692
47,082	*	Intersect ENT, Inc	930,811
68,008	*	Intra-Cellular Therapies, Inc	567,867
106,429	*,e	Intrexon Corp	850,368
134,538	*	Invitae Corp	3,617,727
176,204	*	Iovance Biotherapeutics, Inc	4,332,856
234,020	*	Ironwood Pharmaceuticals, Inc	2,487,633
27,816	*	Jounce Therapeutics, Inc	133,239
198,655	*,e	Kadmon Holdings, Inc	520,476
41,971	*	Kala Pharmaceuticals, Inc	246,789
7,550	*,e	Kaleido Biosciences Inc	57,909
17,257	*	KalVista Pharmaceuticals Inc	286,294
89,965	*,e	Karyopharm Therapeutics, Inc	792,592
27,185	*,e	Kezar Life Sciences, Inc	153,052
55,463	*	Kindred Biosciences, Inc	378,258
21,759	*	Kiniksa Pharmaceuticals Ltd	256,756
34,864	*	Kodiak Sciences, Inc	429,176
12,948	*,e	Krystal Biotech Inc	621,633
44,459	*	Kura Oncology, Inc	850,056
34,955	*,e	La Jolla Pharmaceutical Co	292,224
53,267	*,e	Lannett Co, Inc	376,598
71,355	*,e	Lexicon Pharmaceuticals, Inc	96,329
28,985	*	Ligand Pharmaceuticals, Inc (Class B)	2,652,417
19,940	*	Liquidia Technologies, Inc	145,761
17,202	*,e	LogicBio Therapeutics, Inc	215,025
62,607		Luminex Corp	1,360,450
70,493	*	MacroGenics, Inc	1,014,394
12,568	*,e	Madrigal Pharmaceuticals, Inc	1,097,061
29,883	*,e	Magenta Therapeutics, Inc	403,719
125,787	*,e	Mallinckrodt plc	856,609
320,933	*,e	MannKind Corp	359,445
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
79,933	*,e	Marinus Pharmaceuticals, Inc	$87,926
40,098	*,e	Marker Therapeutics Inc	184,852
106,331	*,e	Medicines Co	3,810,903
60,863	*,e	MediciNova, Inc	580,633
42,191	*	Medpace Holdings, Inc	3,322,963
101,175	*	MEI Pharma, Inc	171,998
24,472	*	MeiraGTx Holdings plc	666,862
23,021	*	Menlo Therapeutics, Inc	87,250
53,187	*	Mersana Therapeutics, Inc	186,155
14,011	*	Millendo Therapeutics Inc	137,448
45,243	*	Minerva Neurosciences, Inc	300,414
38,518	*	Mirati Therapeutics, Inc	4,075,204
25,240	*	Molecular Templates, Inc	165,827
154,848	*	Momenta Pharmaceuticals, Inc	1,749,782
42,193	*,e	Mustang Bio, Inc	128,689
68,789	*	MyoKardia, Inc	3,744,185
106,248	*	Myriad Genetics, Inc	3,096,067
51,619	*	NanoString Technologies, Inc	1,696,200
85,367	*	Natera, Inc	2,354,422
132,520	*	NeoGenomics, Inc	3,229,512
20,227	*	Neon Therapeutics, Inc	57,849
4,309	*	NextCure Inc	94,669
10,016	*,e	NGM Biopharmaceuticals Inc	140,925
39,537	*,e	Novavax, Inc	170,404
67,276	*,e	Ocular Therapeutix, Inc	312,833
11,493	*,e	Odonate Therapeutics, Inc	468,340
71,828	*,e	Omeros Corp	1,114,052
31,968	*	Oncocyte Corp	56,583
510,530	*,e	Opko Health, Inc	1,077,218
37,078	*,e	Optinose, Inc	199,109
15,648	*	Organogenesis Holdings Inc	77,614
218,099	*	Pacific Biosciences of California, Inc	1,177,735
61,643	*	Pacira Pharmaceuticals, Inc	2,705,511
300,640	*,e	Palatin Technologies, Inc	273,432
50,229	*,e	Paratek Pharmaceuticals, Inc	162,240
175,964	*	PDL BioPharma, Inc	506,776
52,259	*	Pfenex, Inc	307,283
20,302	*	PhaseBio Pharmaceuticals Inc	158,559
30,377		Phibro Animal Health Corp	945,636
79,763	*	Pieris Pharmaceuticals, Inc	438,697
28,785	*,e	PolarityTE, Inc	137,017
102,027	*,e	Portola Pharmaceuticals, Inc	2,722,080
13,584	*,e	Precision BioSciences Inc	174,826
79,521	*	Prestige Brands Holdings, Inc	2,751,427
19,801	*	Principia Biopharma, Inc	735,409
123,957	*	Progenics Pharmaceuticals, Inc	666,889
22,452	*,e	Protagonist Therapeutics, Inc	247,421
58,664	*	Prothena Corp plc	549,095
88,136	*	PTC Therapeutics, Inc	4,245,511
46,623	*	Puma Biotechnology, Inc	449,912
15,704	*	Quanterix Corp	486,510
48,513	*	Ra Pharmaceuticals, Inc	1,651,383
66,589	*	Radius Health, Inc	1,429,000
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
30,471	*	Reata Pharmaceuticals, Inc	$2,762,196
33,909	*	Recro Pharma, Inc	325,526
50,889	*	REGENXBIO, Inc	2,259,980
72,486	*	Repligen Corp	6,841,954
16,270	*,e	Replimune Group, Inc	202,073
22,281	*	resTORbio, Inc	242,417
62,181	*	Retrophin, Inc	1,230,562
65,781	*	Revance Therapeutics, Inc	827,525
33,971	*	Rhythm Pharmaceuticals, Inc	653,942
262,827	*	Rigel Pharmaceuticals, Inc	599,246
43,952	*,e	Rocket Pharmaceuticals, Inc	535,335
51,630	*,e	Rubius Therapeutics, Inc	686,679
176,327	*	Sangamo Biosciences, Inc	2,117,687
25,604	*	Scholar Rock Holding Corp	314,673
23,913	*,e	Seres Therapeutics, Inc	65,282
81,217	*	SIGA Technologies, Inc	454,815
31,959	*,e	Solid Biosciences, Inc	183,125
172,015	*,e	Sorrento Therapeutics, Inc	462,720
52,562	*	Spark Therapeutics, Inc	5,257,251
176,688	*	Spectrum Pharmaceuticals, Inc	1,339,295
15,205	*	Spero Therapeutics, Inc	157,980
58,218	*	Stemline Therapeutics, Inc	772,553
53,894	*,e	Strongbridge Biopharma plc	140,124
76,912	*	Supernus Pharmaceuticals, Inc	2,566,553
15,955	*	Sutro Biopharma, Inc	179,813
29,781	*	Syndax Pharmaceuticals, Inc	285,898
95,445	*	Syneos Health, Inc	4,876,285
27,221	*	Synlogic, Inc	152,710
9,916	*	Synthorx, Inc	163,614
51,275	*	Syros Pharmaceuticals, Inc	383,537
2,682	*,e	TCR2 Therapeutics Inc	41,678
116,165	*,e	TG Therapeutics, Inc	870,076
302,657	*,e	TherapeuticsMD, Inc	650,713
66,255	*,e	Theravance Biopharma, Inc	1,381,417
30,657	*	Tocagen, Inc	163,095
46,899	*	Translate Bio, Inc	376,130
34,996	*,e	Tricida, Inc	1,104,474
9,818	*,e	Turning Point Therapeutics Inc	391,149
33,969	*	Twist Bioscience Corp	1,145,435
171,958	*,e	Tyme Technologies, Inc	189,154
83,535	*	Ultragenyx Pharmaceutical, Inc	5,033,819
40,583	*,e	UNITY Biotechnology, Inc	286,516
27,699	*,e	UroGen Pharma Ltd	944,536
80,440	*	Vanda Pharmaceuticals, Inc	1,001,478
124,762	*,e	VBI Vaccines, Inc	91,313
72,083	*	Veracyte, Inc	2,044,995
67,268	*	Vericel Corp	1,286,164
19,146	*,e	Verrica Pharmaceuticals, Inc	234,347
99,463	*,e	Viking Therapeutics, Inc	764,870
39,696	*	Voyager Therapeutics, Inc	873,709
34,617	*,e	WaVe Life Sciences Pte Ltd	741,150
10,378	*	X4 Pharmaceuticals, Inc	123,498
24,764	*,e	XBiotech, Inc	174,339
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
71,560	*	Xencor, Inc	$3,150,071
42,253	*,e	Xeris Pharmaceuticals, Inc	494,360
30,080	*	Y-mAbs Therapeutics, Inc	672,890
252,928	*,e	ZIOPHARM Oncology, Inc	1,755,320
66,397	*	Zogenix, Inc	3,198,343
30,754	*,e	Zynerba Pharmaceuticals, Inc	325,685
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	293,020,905

REAL ESTATE - 7.7%
125,403		Acadia Realty Trust	3,520,062
56,947		Agree Realty Corp	3,806,907
104,725		Alexander & Baldwin, Inc	2,462,085
3,258		Alexander’s, Inc	1,220,121
8,715	*,e	Altisource Portfolio Solutions S.A.	183,015
71,605		American Assets Trust, Inc	3,322,472
165,861		American Finance Trust, Inc	1,942,232
2,523	*,e	American Realty Investors, Inc	39,662
79,968		Armada Hoffler Properties, Inc	1,353,858
130,562		Ashford Hospitality Trust, Inc	353,823
37,356		Bluerock Residential Growth REIT, Inc	440,427
46,809		BraeMar Hotels & Resorts, Inc	426,898
15,931		Brt Realty Trust	222,397
144,035		CareTrust REIT, Inc	3,345,933
75,750		CatchMark Timber Trust, Inc	769,620
260,852		CBL & Associates Properties, Inc	273,895
133,565		Cedar Realty Trust, Inc	371,311
70,647		Chatham Lodging Trust	1,261,755
92,766		Chesapeake Lodging Trust	2,548,282
5,931		CIM Commercial Trust Corp	120,874
62,844		City Office REIT, Inc	778,009
25,117		Clipper Realty, Inc	290,101
27,366		Community Healthcare Trust, Inc	1,124,469
7,619		Consolidated-Tomoka Land Co	477,864
184,667		CoreCivic, Inc	3,133,799
20,231		CorEnergy Infrastructure Trust, Inc	818,749
62,746		CorePoint Lodging, Inc	736,011
159,965	*	Cushman & Wakefield plc	3,173,706
302,764		DiamondRock Hospitality Co	3,048,833
105,743		Easterly Government Properties, Inc	1,995,370
55,190		EastGroup Properties, Inc	6,649,291
110,841		Essential Properties Realty Trust, Inc	2,340,962
23,578	*,e	eXp World Holdings Inc	249,219
39,521		Farmland Partners, Inc	243,054
191,453		First Industrial Realty Trust, Inc	7,311,590
16,136	*	Forestar Group, Inc	333,370
107,009		Four Corners Property Trust, Inc	2,882,822
161,809		Franklin Street Properties Corp	1,304,181
73,892		Front Yard Residential Corp	887,443
10,405	*	FRP Holdings, Inc	515,880
184,383		Geo Group, Inc	3,283,861
53,159		Getty Realty Corp	1,593,707
45,919		Gladstone Commercial Corp	976,238
24,288		Gladstone Land Corp	279,069
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
45,824		Global Medical REIT, Inc	$473,362
129,325		Global Net Lease, Inc	2,524,424
765		Griffin Land & Nurseries, Inc (Class A)	29,728
93,559		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,568,195
194,707		Healthcare Realty Trust, Inc	6,226,730
55,488		Hersha Hospitality Trust	866,723
135,354		Independence Realty Trust, Inc	1,671,622
97,974		Industrial Logistics Properties Trust	2,094,684
14,839		Innovative Industrial Properties, Inc	1,568,037
18,419		Investors Real Estate Trust	1,174,211
98,312		iStar Financial, Inc	1,297,718
31,352		Jernigan Capital, Inc	622,024
189,345		Kennedy-Wilson Holdings, Inc	4,074,704
126,663		Kite Realty Group Trust	2,015,208
347,733		Lexington Realty Trust	3,432,125
60,188		LTC Properties, Inc	2,774,065
141,207		Mack-Cali Realty Corp	3,357,902
36,275	*	Marcus & Millichap, Inc	1,204,330
7,422	*	Maui Land & Pineapple Co, Inc	84,091
136,507		Monmouth Real Estate Investment Corp (Class A)	1,882,432
63,860		National Health Investors, Inc	5,069,207
85,466		National Storage Affiliates Trust	2,588,765
125,991		New Senior Investment Group, Inc	898,316
224,757		Newmark Group, Inc	2,216,104
28,485		NexPoint Residential Trust, Inc	1,229,413
68,705		NorthStar Realty Europe Corp	1,167,985
71,701		Office Properties Income Trust	2,019,817
23,702		One Liberty Properties, Inc	679,299
198,364		Pebblebrook Hotel Trust	5,552,208
104,176		Pennsylvania REIT	622,972
284,615		Physicians Realty Trust	4,898,224
194,095		Piedmont Office Realty Trust, Inc	4,039,117
101,723		Potlatch Corp	3,745,441
62,822		Preferred Apartment Communities, Inc	910,291
30,552		PS Business Parks, Inc	5,346,600
84,478		QTS Realty Trust, Inc	3,909,642
15,577	*	Rafael Holdings, Inc	322,444
26,019		Re/Max Holdings, Inc	756,633
168,094	e	Realogy Holdings Corp	875,770
134,524	*,e	Redfin Corp	2,426,813
170,695		Retail Opportunities Investment Corp	3,096,407
22,132		Retail Value, Inc	833,048
158,039		Rexford Industrial Realty, Inc	6,542,815
263,824		RLJ Lodging Trust	4,558,879
22,755		RMR Group, Inc	1,120,456
118,498		RPT Realty	1,451,600
70,149		Ryman Hospitality Properties	5,261,175
273,331		Sabra Healthcare REIT, Inc	5,641,552
12,843		Safehold, Inc	422,149
17,829		Saul Centers, Inc	976,851
360,373		Senior Housing Properties Trust	2,955,059
49,084		Seritage Growth Properties	2,050,239
70,990		Spirit MTA REIT	597,026
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
50,737	*	St. Joe Co	$976,180
192,271		STAG Industrial, Inc	5,714,294
6,939	*	Stratus Properties, Inc	195,819
159,241		Summit Hotel Properties, Inc	1,769,167
349,570		Sunstone Hotel Investors, Inc	4,617,820
140,639		Tanger Factory Outlet Centers, Inc	2,233,347
33,992	*	Tejon Ranch Co	629,872
95,037		Terreno Realty Corp	4,643,508
1,971	*	Transcontinental Realty Investors, Inc	49,925
57,015		UMH Properties, Inc	749,747
281,276		Uniti Group, Inc	2,368,344
19,380		Universal Health Realty Income Trust	1,786,061
175,448		Urban Edge Properties	2,935,245
46,353		Urstadt Biddle Properties, Inc (Class A)	1,000,761
280,415		Washington Prime Group, Inc	1,017,906
123,505		Washington REIT	3,328,460
56,716	*	Whitestone REIT	723,129
175,003		Xenia Hotels & Resorts, Inc	3,750,314
		TOTAL REAL ESTATE	235,627,758

RETAILING - 3.2%
36,596	*	1-800-FLOWERS.COM, Inc (Class A)	716,550
103,259		Aaron’s, Inc	6,510,480
103,311		Abercrombie & Fitch Co (Class A)	1,955,677
244,059		American Eagle Outfitters, Inc	4,317,404
9,444	*	America’s Car-Mart, Inc	851,471
29,125	*	Asbury Automotive Group, Inc	2,681,830
71,585	*,e	At Home Group, Inc	428,794
59,875	*	Barnes & Noble Education, Inc	209,562
86,779		Barnes & Noble, Inc	565,799
196,812	e	Bed Bath & Beyond, Inc	1,911,045
59,852		Big Lots, Inc	1,532,211
174,401	*	BJ’s Wholesale Club Holdings, Inc	4,108,888
42,111	*	Boot Barn Holdings, Inc	1,317,653
46,481	e	Buckle, Inc	945,888
62,752		Caleres, Inc	1,178,483
52,455	e	Camping World Holdings, Inc	615,297
34,827		Cato Corp (Class A)	500,464
196,173		Chico’s FAS, Inc	625,792
23,096	e	Children’s Place Retail Stores, Inc	2,255,786
19,470		Citi Trends, Inc	298,864
31,774	*	Conn’s, Inc	660,899
25,906	*	Container Store Group, Inc	158,286
69,292		Core-Mark Holding Co, Inc	2,593,600
100,938		Designer Brands, Inc	1,855,240
16,875	e	Dillard’s, Inc (Class A)	1,228,162
14,643	*,e	Duluth Holdings, Inc	177,912
98,715	*	Express Parent LLC	243,826
25,077	*,e	Funko, Inc	627,176
13,734	*,e	Gaia, Inc	79,383
148,979	e	GameStop Corp (Class A)	598,896
26,150	*	Genesco, Inc	1,029,787
124,364	*,e	GNC Holdings, Inc	258,677
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,200	*,e	Greenlane Holdings Inc	$77,556
27,053		Group 1 Automotive, Inc	2,271,370
706,365	*	Groupon, Inc	2,225,050
87,541	e	Guess?, Inc	1,475,066
29,621		Haverty Furniture Cos, Inc	536,436
29,748	*	Hibbett Sports, Inc	547,363
60,141	*	Hudson Ltd	768,602
28,393	e	J. Jill, Inc	60,761
465,443	*,e	JC Penney Co, Inc	370,260
15,574	*	Lands’ End, Inc	169,757
19,936	*	Leaf Group Ltd	121,610
42,662	*	Liquidity Services, Inc	278,156
33,991		Lithia Motors, Inc (Class A)	4,482,733
42,818	*,e	Lumber Liquidators, Inc	375,514
35,468	*	MarineMax, Inc	547,626
126,033	*	Michaels Cos, Inc	865,847
50,129		Monro Muffler, Inc	4,221,363
46,946	*	Murphy USA, Inc	4,148,149
104,499	*	National Vision Holdings, Inc	3,301,123
826,719		Office Depot, Inc	1,686,507
43,653	*,e	Overstock.com, Inc	983,066
90,017	*,e	Party City Holdco, Inc	574,308
31,037	e	PetMed Express, Inc	539,113
117,429	*	Quotient Technology, Inc	1,235,353
75,174	*	Rent-A-Center, Inc	2,031,953
27,897	*,e	RH	3,888,842
55,783	*	RTW RetailWinds, Inc	121,607
70,784	*	Rubicon Project, Inc	538,666
185,541	*	Sally Beauty Holdings, Inc	2,549,333
15,430	e	Shoe Carnival, Inc	391,613
52,395	*	Shutterfly, Inc	2,655,903
28,767		Shutterstock, Inc	1,103,790
77,946		Signet Jewelers Ltd	1,413,940
45,998	*	Sleep Number Corp	2,261,722
38,707		Sonic Automotive, Inc (Class A)	1,067,152
58,150	*	Sportsman’s Warehouse Holdings, Inc	261,094
25,732	*	Stamps.com, Inc	1,228,703
64,291	*,e	Stitch Fix Inc	1,676,709
71,190	e	Tailored Brands, Inc	346,695
65,158		Tile Shop Holdings, Inc	168,759
34,679		Tilly’s, Inc	284,021
77,560	*,e	Waitr Holdings Inc	356,000
10,612		Weyco Group, Inc	292,042
3,882		Winmark Corp	656,097
31,714	*	Zumiez, Inc	785,556
		TOTAL RETAILING	98,982,668

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
58,221	*	Acacia Communications, Inc	3,910,705
38,423	*	Adesto Technologies Corp	327,364
57,877	*	Advanced Energy Industries, Inc	3,380,017
31,310	*	Alpha & Omega Semiconductor Ltd	317,797
48,584	*	Ambarella, Inc	2,426,771
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
149,901	*	Amkor Technology, Inc	$1,383,586
41,543	*	Aquantia Corp	545,460
47,929	*	Axcelis Technologies, Inc	769,260
54,840	*	AXT, Inc	234,167
108,952		Brooks Automation, Inc	4,227,338
44,395		Cabot Microelectronics Corp	5,400,652
34,851	*	Ceva, Inc	968,161
16	*,†	China Energy Savings Technology, Inc	0
89,168	*	Cirrus Logic, Inc	4,373,690
64,006		Cohu, Inc	970,331
61,680	*	Diodes, Inc	2,627,568
32,154	*	DSP Group, Inc	518,322
116,091	*	Formfactor, Inc	1,948,007
22,634	*,e	GSI Technology, Inc	186,051
33,890	*	Ichor Holdings Ltd	854,367
24,104	*,e	Impinj, Inc	872,565
69,272	*	Inphi Corp	4,170,867
189,191	*	Lattice Semiconductor Corp	3,658,954
68,762	*	MA-COM Technology Solutions	1,349,110
101,568	*	MaxLinear, Inc	2,232,465
33,956	*	Nanometrics, Inc	1,065,539
69,131	*	NeoPhotonics Corp Ltd	317,311
7,226		NVE Corp	485,732
45,883	*	PDF Solutions, Inc	612,538
103,759	*	Photronics, Inc	999,199
42,525		Power Integrations, Inc	3,872,752
165,748	*	Rambus, Inc	2,065,220
48,331	*	Rudolph Technologies, Inc	1,301,071
100,698	*	Semtech Corp	5,323,903
65,605	*	Silicon Laboratories, Inc	7,361,537
22,961	*	SMART Global Holdings, Inc	698,933
99,841	*,e	SunPower Corp	1,167,141
60,634	*	Ultra Clean Holdings	884,650
73,828	*	Veeco Instruments, Inc	879,291
74,211		Xperi Corp	1,584,405
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	76,272,797

SOFTWARE & SERVICES - 7.1%
144,895	*	8x8, Inc	3,502,112
93,220	*	A10 Networks, Inc	706,608
166,455	*	ACI Worldwide, Inc	5,586,230
55,675	*	Alarm.com Holdings, Inc	2,778,739
58,763	*	Altair Engineering, Inc	2,445,128
42,559	*	American Software, Inc (Class A)	566,886
23,171	*	Appfolio, Inc	2,237,160
48,413	*,e	Appian Corp	1,902,147
170,412	*	Avaya Holdings Corp	2,051,760
47,267	*	Benefitfocus, Inc	1,181,202
74,642		Blackbaud, Inc	6,792,422
64,658	*	Blackline, Inc	2,883,747
66,479	*	Bottomline Technologies, Inc	2,798,101
221,307	*	Box, Inc	3,660,418
55,769	*	Brightcove, Inc	695,997
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
86,875	*	Carbon Black, Inc	$1,616,744
48,574	*	Carbonite, Inc	870,932
59,245	*	Cardtronics plc	1,687,298
21,448		Cass Information Systems, Inc	1,091,918
42,871	*	ChannelAdvisor Corp	391,412
143,842	*	Cision Ltd	1,494,518
365,792	*,e	Cloudera, Inc	2,187,436
52,277	*	Commvault Systems, Inc	2,375,467
265,681	*	Conduent, Inc	2,417,697
85,680	*	Cornerstone OnDemand, Inc	5,072,256
49,373		CSG Systems International, Inc	2,529,873
18,172	*,e	Digimarc Corp	821,011
114,284	*	Digital Turbine, Inc	620,562
25,785	*	Domo, Inc	715,276
34,692	e	Ebix, Inc	1,596,873
38,809	*	eGain Corp	300,382
107,739	*	Endurance International Group Holdings, Inc	510,683
73,105	*	Envestnet, Inc	5,220,428
49,941	*	Everbridge, Inc	5,108,964
103,052	*	Everi Holdings, Inc	1,237,655
92,106		EVERTEC, Inc	2,949,234
49,130	*	Evo Payments, Inc	1,528,926
57,838	*	Exela Technologies, Inc	153,271
51,667	*	ExlService Holdings, Inc	3,554,173
90,393	*	Five9, Inc	4,462,702
62,063	*	ForeScout Technologies, Inc	2,318,674
49,131	*,e	GTT Communications, Inc	594,485
44,644	*	GTY Technology Holdings Inc	310,722
36,521		Hackett Group, Inc	599,675
14,058	*	I3 Verticals, Inc	401,637
75,869	*,e	Ideanomics Inc	144,151
40,842	*	Information Services Group, Inc	111,090
13,185	*	Inspired Entertainment, Inc	105,216
51,767	*	Instructure, Inc	2,054,632
10,075	*,e	Intelligent Systems Corp	494,582
19,147	*,e	International Money Express Inc	264,994
71,086		j2 Global, Inc	6,333,052
216,191		KBR, Inc	5,703,119
177,886	*	Limelight Networks, Inc	482,071
92,747	*	Liveperson, Inc	3,078,273
104,353	*	LiveRamp Holdings, Inc	5,498,360
7,084	*	Majesco	66,731
40,801		Mantech International Corp (Class A)	2,806,293
96,816		MAXIMUS, Inc	7,116,944
12,551	*	MicroStrategy, Inc (Class A)	1,716,098
60,888	*	Mitek Systems, Inc	611,316
141,222	*	MobileIron, Inc	974,432
47,945	*	Model N, Inc	1,048,078
61,119		Monotype Imaging Holdings, Inc	1,220,546
102,055		NIC, Inc	1,851,278
48,588	*	OneSpan, Inc	710,357
50,403	*,e	Paysign Inc	711,186
48,995	*	Perficient, Inc	1,674,159
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
216,604		Perspecta, Inc	$5,053,371
73,581		Presidio, Inc	1,030,134
25,179	*	PRGX Global, Inc	141,254
9,815	*,e	Priority Technology Holdings Inc	76,164
68,026		Progress Software Corp	2,944,846
50,986	*	PROS Holdings, Inc	3,689,347
61,373	*	Q2 Holdings, Inc	4,901,861
17,894		QAD, Inc (Class A)	771,947
52,173	*	Qualys, Inc	4,516,095
72,573	*	Rapid7, Inc	4,401,552
28,934	*	Rimini Street, Inc	142,645
130,313	*	SailPoint Technologies Holding, Inc	2,754,817
90,342		Science Applications International Corp	7,712,496
13,818	*,e	SecureWorks Corp	164,987
12,703	*,e	SharpSpring Inc	120,933
12,193	*,e	ShotSpotter, Inc	458,335
27,246	*	SPS Commerce, Inc	3,046,920
24,068	*	StarTek, Inc	161,496
128,411	*	SVMK, Inc	2,179,135
61,401	*	Sykes Enterprises, Inc	1,737,034
56,596	*,e	Synchronoss Technologies, Inc	457,862
67,155	*	Telaria, Inc	543,955
46,568	*	TeleNav, Inc	439,136
57,630	*	Tenable Holdings, Inc	1,444,208
185,353		TiVo Corp	1,404,976
21,333		TTEC Holdings, Inc	1,000,944
14,182	*,e	Tucows, Inc	693,925
80,649	*,e	Unisys Corp	999,241
33,167	*	Upland Software, Inc	1,459,016
90,851	*,e	USA Technologies, Inc	597,800
44,986	*	Varonis Systems, Inc	3,234,943
99,839	*	Verint Systems, Inc	5,777,683
151,095	*,e	Verra Mobility Corp	2,092,666
97,268	*,e	VirnetX Holding Corp	711,029
43,215	*	Virtusa Corp	1,930,846
53,227	*	Workiva, Inc	3,060,020
140,906	*	Yext, Inc	2,932,254
84,143	*	Zix Corp	766,543
130,551	*	Zuora Inc	1,959,570
		TOTAL SOFTWARE & SERVICES	216,818,485

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
176,161	*,e	3D Systems Corp	1,588,972
71,769		Adtran, Inc	797,354
74,027	*	Aerohive Networks, Inc	328,680
29,500	*	Agilysys, Inc	723,635
13,711	*	Airgain Inc	177,969
37,236	*,e	Akoustis Technologies, Inc	216,713
47,157	*	Anixter International, Inc	3,035,024
29,029	*,e	Applied Optoelectronics, Inc	290,580
108,604	*	Arlo Technologies, Inc	466,997
10,126		AstroNova Inc	244,847
49,454	*	Avid Technology, Inc	506,903
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
74,449		AVX Corp	$1,133,858
43,445		Badger Meter, Inc	2,323,873
16,948		Bel Fuse, Inc (Class B)	279,472
58,678		Belden CDT, Inc	2,667,502
56,929		Benchmark Electronics, Inc	1,540,499
48,216	*	CalAmp Corp	538,091
72,040	*	Calix, Inc	452,411
51,230	*	Casa Systems, Inc	337,606
13,438	*	Clearfield, Inc	178,053
6,864	*,e	Coda Octopus Group Inc	81,270
34,683		Comtech Telecommunications Corp	1,032,166
39,773	*	Control4 Corp	950,972
64,044	*	Cray, Inc	2,218,484
50,378		CTS Corp	1,587,915
57,046		Daktronics, Inc	361,672
14,435	*	DASAN Zhone Solutions, Inc	145,360
121,874	*	Diebold, Inc	1,695,267
44,282	*	Digi International, Inc	581,423
20,255	*	ePlus, Inc	1,537,354
177,401	*	Extreme Networks, Inc	1,444,044
55,288	*	Fabrinet	2,967,860
25,622	*	FARO Technologies, Inc	1,367,959
180,970	*	Finisar Corp	4,258,224
348,333	*,e	Fitbit, Inc	1,462,999
139,670	*	Harmonic, Inc	1,043,335
97,182	*	II-VI, Inc	3,858,125
49,931	*	Immersion Corp	401,445
259,663	*	Infinera Corp	1,002,299
65,838	*,e	Inseego Corp	342,358
54,942	*	Insight Enterprises, Inc	3,022,909
48,386		InterDigital, Inc	3,117,510
41,785	*	Iteris, Inc	226,057
51,827	*	Itron, Inc	3,213,274
89,692		Kemet Corp	1,804,603
37,128	*	Kimball Electronics, Inc	590,335
125,123	*	Knowles Corp	2,546,253
26,501	*	KVH Industries, Inc	267,660
116,804	*	Lumentum Holdings, Inc	6,614,611
54,676		Methode Electronics, Inc	1,637,546
27,138		MTS Systems Corp	1,563,692
17,629	*	Napco Security Technologies, Inc	510,360
46,453	*	Netgear, Inc	1,572,434
116,126	*	Netscout Systems, Inc	3,023,921
47,920	*	nLight, Inc	787,805
51,701	*	Novanta, Inc	4,347,537
25,103	*	OSI Systems, Inc	2,825,594
17,408	*,e	PAR Technology Corp	452,434
29,390		Park Aerospace Corp	534,604
18,531		PC Connection, Inc	606,149
13,965	*	PC Mall, Inc	486,401
50,255		Plantronics, Inc	1,929,792
44,524	*	Plexus Corp	2,658,528
88,050	*	Ribbon Communications, Inc	433,206
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
28,399	*	Rogers Corp	$4,505,785
101,936	*	Sanmina Corp	3,236,468
38,814	*	Scansource, Inc	1,317,735
5,356	*	Sonim Technologies Inc	59,291
79,049	*	Stratasys Ltd	2,204,677
54,291	*	Synaptics, Inc	1,747,084
56,171	*	Tech Data Corp	5,692,369
9,148		Tessco Technologies, Inc	134,659
146,269	*	TTM Technologies, Inc	1,529,974
351,977	*	Viavi Solutions, Inc	5,163,503
200,321		Vishay Intertechnology, Inc	3,405,457
16,650	*	Vishay Precision Group, Inc	678,321
11,262	*,e	Wrap Technologies Inc	54,283
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	120,672,391

TELECOMMUNICATION SERVICES - 0.8%
17,492		ATN International, Inc	984,275
24,889	*	Bandwidth Inc	1,854,231
67,313	*	Boingo Wireless, Inc	1,011,041
72,212	*	Cincinnati Bell, Inc	275,850
63,223		Cogent Communications Group, Inc	3,983,681
119,921	e	Consolidated Communications Holdings, Inc	564,828
163,549	*,e	Frontier Communications Corp	215,885
83,795	*,e	Gogo, Inc	351,101
24,570	*	IDT Corp (Class B)	249,631
102,735	*,e	Intelsat S.A.	2,325,920
152,868	*	Iridium Communications, Inc	3,888,962
32,439	*	Ooma, Inc	422,680
112,232	*	Orbcomm, Inc	657,680
158,700	*,e	Pareteum Corp	555,450
14,612	*	pdvWireless, Inc	650,088
72,694		Shenandoah Telecom Co	2,861,236
24,468		Spok Holdings, Inc	317,839
347,968	*	Vonage Holdings Corp	4,314,803
		TOTAL TELECOMMUNICATION SERVICES	25,485,181

TRANSPORTATION - 1.5%
88,693	*	Air Transport Services Group, Inc	2,067,434
20,151		Allegiant Travel Co	3,019,627
38,699		Arkansas Best Corp	1,158,261
35,356	*	Atlas Air Worldwide Holdings, Inc	1,614,001
92,019	*	Avis Budget Group, Inc	3,348,571
85,494		Costamare, Inc	515,529
20,146	*	Covenant Transportation Group, Inc	339,460
64,143	*	Daseke, Inc	237,329
73,053	*,e	Eagle Bulk Shipping, Inc	338,235
44,266	*	Echo Global Logistics, Inc	932,242
42,410		Forward Air Corp	2,671,830
23,712	*	Genco Shipping & Trading Ltd	228,110
73,390		Hawaiian Holdings, Inc	1,907,406
71,317		Heartland Express, Inc	1,414,929
157,615	*	Hertz Global Holdings, Inc	2,446,185
50,858	*	Hub Group, Inc (Class A)	2,306,410
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
58,092		Marten Transport Ltd	$1,165,906
64,561		Matson, Inc	2,641,191
30,702	*	Mesa Air Group, Inc	314,389
2,702	*	PAM Transportation Services, Inc	157,824
13,273		Park-Ohio Holdings Corp	406,154
58,270	*	Radiant Logistics, Inc	319,902
5,351	*,e	Roadrunner Transportation Systems Inc	51,851
76,800	*	Safe Bulkers, Inc	155,904
38,950	*	Saia, Inc	2,971,885
87,732		Scorpio Bulkers, Inc	527,269
76,727		Skywest, Inc	4,658,096
104,969	*	Spirit Airlines, Inc	4,453,835
12,236		Universal Truckload Services, Inc	240,927
38,752	*,e	US Xpress Enterprises, Inc	197,248
68,967	e	Werner Enterprises, Inc	2,286,256
45,392	*	YRC Worldwide, Inc	147,978
		TOTAL TRANSPORTATION	45,242,174

UTILITIES - 3.8%
78,814		Allete, Inc	6,852,877
56,470		American States Water Co	4,374,731
18,418	*	AquaVenture Holdings Ltd	317,342
11,791		Artesian Resources Corp	424,240
170,342	*,e	Atlantic Power Corp	407,117
100,587		Avista Corp	4,630,020
91,954		Black Hills Corp	7,278,159
19,008	*,e	Cadiz, Inc	205,667
73,374		California Water Service Group	3,917,438
25,047		Chesapeake Utilities Corp	2,340,893
53,852		Clearway Energy, Inc (Class A)	924,639
113,970		Clearway Energy, Inc (Class C)	2,053,739
19,031		Connecticut Water Service, Inc	1,330,267
21,845		Consolidated Water Co, Inc	306,485
62,459		El Paso Electric Co	4,138,533
27,792	e	Genie Energy Ltd	306,268
18,149		Global Water Resources, Inc	229,766
53,942		MGE Energy, Inc	3,999,799
24,844		Middlesex Water Co	1,555,980
135,133		New Jersey Resources Corp	6,739,083
44,457		Northwest Natural Holding Co	3,175,119
77,194		NorthWestern Corp	5,397,404
79,320		ONE Gas, Inc	7,232,398
60,759		Ormat Technologies, Inc	3,982,752
60,854		Otter Tail Corp	3,248,387
133,562		Pattern Energy Group, Inc	3,062,577
121,226		PNM Resources, Inc	6,021,295
136,326		Portland General Electric Co	7,477,481
19,960	*	Pure Cycle Corp	216,965
11,106		RGC Resources, Inc	319,631
40,051		SJW Corp	2,598,909
141,893		South Jersey Industries, Inc	4,831,457
81,210		Southwest Gas Corp	7,220,381
20,675		Spark Energy, Inc	226,185
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY			VALUE
75,610		Spire, Inc			$6,231,020
115,316		TerraForm Power, Inc			1,777,020
22,410		Unitil Corp			1,312,554
19,396		York Water Co			697,674
		TOTAL UTILITIES			117,362,252

		TOTAL COMMON STOCKS			3,066,075,286
		(Cost $2,571,155,295)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
122,474	†	Media General, Inc			0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

MATERIALS - 0.0%
33,879	†	A Schulman, Inc			14,670
440,958	†	Pan American Silver Corp			99,348
		TOTAL MATERIALS			114,018

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,149	†	Omthera Pharmaceuticals, Inc			3,089
9,351		Tobira Therapeutics, Inc			561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,650

		TOTAL RIGHTS / WARRANTS			117,668
		(Cost $146,711)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.3%

GOVERNMENT AGENCY DEBT - 0.6%
$18,390,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	18,390,000
		TOTAL GOVERNMENT AGENCY DEBT			18,390,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.7%
144,483,879	c	State Street Navigator Securities Lending Government Money Market Portfolio			144,483,879
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			144,483,879

		TOTAL SHORT-TERM INVESTMENTS			162,873,879
		(Cost $162,873,879)

		TOTAL INVESTMENTS - 105.2%			3,229,066,833
		(Cost $2,734,175,885)
		OTHER ASSETS & LIABILITIES, NET - (5.2)%			(159,138,191)
		NET ASSETS - 100.0%			$3,069,928,642
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $187,810,741.
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%

ARGENTINA - 0.4%
19,200		Banco Macro S.A. (ADR) (Class B)	$1,330,176
44,100		BBVA Banco Frances S.A. (ADR)	511,119
14,255	*	Globant S.A.	1,511,030
43,300		Grupo Financiero Galicia S.A. (ADR) (Class B)	1,590,842
31,200	*	Pampa Energia S.A. (ADR)	1,026,480
35,700	e	Telecom Argentina S.A. (ADR) (Class B)	603,330
36,600		Transportadora de Gas del Sur S.A. (ADR) (Class B)	571,326
85,200		YPF S.A. (ADR) (Class D)	1,401,540
		TOTAL ARGENTINA	8,545,843

AUSTRALIA - 0.0%
1,233,485	*	MMG Ltd	382,846
		TOTAL AUSTRALIA	382,846

BRAZIL - 7.8%
2,111,997		AMBEV S.A.	11,140,095
173,700		Atacadao Distribuicao Comercio e Industria Ltd	1,065,499
80,075	*	B2W Companhia Global Do Varejo	796,061
903,482		B3 S.A.-Brasil Bolsa Balcao	9,988,053
516,495		Banco Bradesco S.A.	4,210,347
1,776,214		Banco Bradesco S.A. (Preference)	16,057,066
92,100		Banco BTG Pactual S.A.	1,442,189
365,883		Banco do Brasil S.A.	4,718,844
2,148,653		Banco Itau Holding Financeira S.A.	19,604,097
177,074		Banco Santander Brasil S.A.	1,988,188
305,448		BB Seguridade Participacoes S.A.	2,597,190
292,539		BR Malls Participacoes S.A.	1,150,579
86,615	*	Braskem S.A.	772,564
266,405	*	BRF S.A.	2,332,226
108,300	*	Centrais Eletricas Brasileiras S.A.	1,117,806
119,292	*	Centrais Eletricas Brasileiras S.A. (Preference)	1,237,822
69,757		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,709,950
530,456		Cia de Concessoes Rodoviarias	2,077,985
148,958		Cia de Saneamento Basico do Estado de Sao Paulo	2,084,284
385,191		Cia Energetica de Minas Gerais	1,427,175
271,630		Cia Siderurgica Nacional S.A.	1,176,528
558,894		Cielo S.A.	1,060,278
72,036		Cosan SA Industria e Comercio	960,392
330,179		Empresa Brasileira de Aeronautica S.A.	1,670,643
63,200		Energisa S.A.	818,080
92,925		Engie Brasil Energia S.A.	1,175,335
75,100		Equatorial Energia S.A.	1,859,617
515,875		Gerdau S.A. (Preference)	1,858,656
179,982		Hypermarcas S.A.	1,423,312
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,936,632		Investimentos Itau S.A. - PR	$6,327,984
104,081		IRB Brasil Resseguros S	2,590,877
491,564		JBS S.A.	3,207,238
299,033		Klabin S.A.	1,256,826
691,449		Kroton Educacional S.A.	2,275,630
254,435		Localiza Rent A Car	2,933,468
325,171		Lojas Americanas S.A.(Preference)	1,546,466
334,340		Lojas Renner S.A.	4,157,835
41,800		M Dias Branco S.A.	428,586
31,180		Magazine Luiza S.A.	2,154,621
116,907		Multiplan Empreendimentos Imobiliarios S.A.	869,676
88,392		Natura Cosmeticos S.A.	1,416,783
151,100		Notre Dame Intermedica Participacoes S.A.	1,730,206
307,127		Petrobras Distribuidora S.A.	2,140,678
1,378,816		Petroleo Brasileiro S.A.	10,401,591
1,932,168		Petroleo Brasileiro S.A. (Preference)	13,203,962
41,312		Porto Seguro S.A.	563,983
101,183		Raia Drogasil S.A.	2,200,847
479,327	*	Rumo S.A.	2,753,114
111,336		Sul America SA	1,225,867
254,884		Suzano Papel e Celulose S.A.	2,048,369
210,421	*	Telefonica Brasil S.A.	2,883,650
373,066		Tim Participacoes S.A.	1,194,562
346,460		Ultrapar Participacoes S.A.	1,805,675
1,402,259		Vale S.A.	18,301,917
366,317		Weg S.A.	2,286,392
		TOTAL BRAZIL	191,427,664

CHILE - 0.9%
1,519,194		Aguas Andinas S.A.	850,321
11,410,586		Banco de Chile	1,636,995
15,113		Banco de Credito e Inversiones	952,077
28,494,537		Banco Santander Chile S.A.	2,063,381
715,438		Centros Comerciales Sudamericanos S.A.	1,412,553
69,719		Cia Cervecerias Unidas S.A.	977,432
3,490,151		Colbun S.A.	655,381
32,063,491		Corpbanca S.A.	248,669
155,914		Embotelladora Andina S.A.	548,123
62,852	*	Empresa Nacional de Telecomunicaciones S.A.	575,833
538,915		Empresas CMPC S.A.	1,263,821
172,703		Empresas COPEC S.A.	1,584,713
13,069,567		Enersis Chile S.A.	1,184,590
17,212,808		Enersis S.A.	2,840,053
145,420		Lan Airlines S.A.	1,386,005
331,565		SACI Falabella	2,048,689
52,279		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,533,435
		TOTAL CHILE	21,762,071

CHINA - 30.1%
559,000	*,g	3SBio, Inc	944,024
11,233	*	51job, Inc (ADR)	871,119
43,487	*	58.COM, Inc (ADR)	2,451,797
322,000		AAC Technologies Holdings, Inc	1,730,280
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
10,700		AECC Aviation Power Co Ltd	$36,349
690,000		Agile Property Holdings Ltd	886,832
13,407,064		Agricultural Bank of China Ltd	5,426,849
1,041,300		Agricultural Bank of China Ltd (Class A)	542,575
40,560		Aier Eye Hospital Group Co Ltd	178,421
26,990		Air China Ltd	34,782
774,000		Air China Ltd (H shares)	751,656
9,700		Aisino Corp	32,050
630,165	*	Alibaba Group Holding Ltd (ADR)	109,087,863
1,542,284	*	Alibaba Health Information Technology Ltd	1,385,548
1,736,000	*	Aluminum Corp of China Ltd	566,894
164,400	*	Aluminum Corp of China Ltd (Class A)	88,929
657,800	e	Angang New Steel Co Ltd	249,508
64,870		Angang Steel Co Ltd	32,781
560,782		Anhui Conch Cement Co Ltd	3,238,088
57,200		Anhui Conch Cement Co Ltd (Class A)	325,849
469,651		Anta Sports Products Ltd	3,505,913
372,980	*	Anxin Trust Co Ltd	258,067
25,800	*,e	Autohome, Inc (ADR)	2,193,000
13,500		AVIC Aircraft Co Ltd	32,076
294,858		Avic Capital Co Ltd	219,153
18,500	*	AVIC Shenyang Aircraft Co Ltd	80,446
1,054,861		AviChina Industry & Technology Co	566,202
874,000	g	BAIC Motor Corp Ltd	552,176
123,389	*	Baidu, Inc (ADR)	13,782,551
477,000		Bank of Beijing Co Ltd	388,176
155,305		Bank of Chengdu Co Ltd	190,549
478,700		Bank of China Ltd	257,042
35,983,953		Bank of China Ltd (Hong Kong)	14,612,639
589,600		Bank of Communications Co Ltd	495,522
4,095,934		Bank of Communications Co Ltd (Hong Kong)	2,979,989
109,000		Bank of Jiangsu Co Ltd	109,645
95,200		Bank of Nanjing Co Ltd	113,971
35,471		Bank of Ningbo Co Ltd	120,902
149,890		Bank of Shanghai Co Ltd	201,676
311,100		Baoshan Iron & Steel Co Ltd	286,403
21,326	*,e	Baozun, Inc (ADR)	1,057,983
1,164,000		BBMG Corp (Class H)	338,669
772,830		Beijing Capital International Airport Co Ltd	608,919
47,000		Beijing Dabeinong Technology Group Co Ltd	36,703
236,000		Beijing Enterprises Holdings Ltd	1,152,202
2,445,583		Beijing Enterprises Water Group Ltd	1,287,223
20,300		Beijing Shiji Information Technology Co Ltd	104,557
13,609		Beijing Tongrentang Co Ltd	55,851
516,700		BOE Technology Group Co Ltd	300,901
1,383,945		Brilliance China Automotive Holdings Ltd	1,508,239
15,200		BYD Co Ltd	122,544
281,500	e	BYD Co Ltd (H shares)	1,758,989
297,000		BYD Electronic International Co Ltd	463,829
52,700		Caitong Securities Co Ltd	83,070
5,279,200	g	CGN Power Co Ltd	1,523,794
42,600		Changjiang Securities Co Ltd	45,656
1,197,000		China Agri-Industries Holdings Ltd	364,365
279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
475,000		China Aoyuan Group Ltd	$635,360
98,500		China Avionics Systems Co Ltd	215,824
4,246,000		China Cinda Asset Management Co Ltd	926,262
4,138,530		China Citic Bank	2,292,921
119,400		China CITIC Bank Corp Ltd	102,574
1,193,000		China Coal Energy Co	462,236
1,945,000		China Communications Construction Co Ltd (Hong Kong)	1,636,881
1,292,400		China Communications Services Corp Ltd	899,781
698,500		China Conch Venture Holdings Ltd	2,403,589
237,700		China Construction Bank Corp	253,185
42,842,641		China Construction Bank Corp (Hong Kong)	32,891,588
1,177,500	*	China COSCO Holdings Co Ltd	437,914
98,200	*	China Eastern Airlines Corp Ltd	83,360
768,000	*	China Eastern Airlines Corp Ltd (H Shares)	421,964
255,000		China Education Group Holdings Ltd	395,987
620,600		China Everbright Bank Co Ltd	352,667
1,437,000		China Everbright Bank Co Ltd (Hong Kong)	646,243
1,740,888		China Everbright International Ltd	1,533,043
366,000		China Everbright Ltd	483,479
852,000	e	China Evergrande Group	2,249,328
10,500		China Film Co Ltd	22,188
69,297		China Fortune Land Development Co Ltd	291,754
1,525,245		China Galaxy Securities Co Ltd	814,082
29,700	*	China Gezhouba Group Co Ltd	25,891
49,200		China Grand Automotive Services Co Ltd	28,510
932,500		China Hongqiao Group Ltd	681,435
4,374,000	*,g	China Huarong Asset Management Co Ltd	737,414
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,849
671,224		China Insurance International Holdings Co Ltd	1,853,246
472,206	g	China International Capital Corp Ltd	893,335
22,300		China International Travel Service Corp Ltd	291,038
3,345,880		China Life Insurance Co Ltd	8,522,518
32,400		China Life Insurance Co Ltd (Class A)	138,630
106,200	*,e,g	China Literature Ltd	423,895
1,381,341		China Longyuan Power Group Corp	844,677
683,000		China Medical System Holdings Ltd	651,513
1,229,000		China Mengniu Dairy Co Ltd	4,959,066
1,751,868		China Merchants Bank Co Ltd	8,678,577
274,795		China Merchants Bank Co Ltd (Class A)	1,445,722
662,998		China Merchants Holdings International Co Ltd	1,097,239
82,800		China Merchants Securities Co Ltd	202,401
80,500		China Merchants Shekou Industrial Zone Holdings Co Ltd	239,486
671,200		China Minsheng Banking Corp Ltd	589,355
3,196,102		China Minsheng Banking Corp Ltd (Hong Kong)	2,201,505
2,731,165		China Mobile Hong Kong Ltd	23,226,848
1,632,000	e	China Molybdenum Co Ltd	464,155
265,200		China Molybdenum Co Ltd (Class A)	138,016
1,659,913		China National Building Material Co Ltd	1,455,286
33,800		China National Chemical Engineering Co Ltd	28,337
103,100		China National Nuclear Power Co Ltd	83,996
924,773		China Oilfield Services Ltd	1,043,218
595,953		China Oriental Group Co Ltd	265,309
1,719,794		China Overseas Land & Investment Ltd	5,862,874
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
88,100		China Pacific Insurance Group Co Ltd	$489,906
1,164,200		China Pacific Insurance Group Co Ltd (Hong Kong)	4,965,870
2,871,000		China Power International Development Ltd	719,570
864,000		China Railway Construction Corp	998,281
164,500		China Railway Construction Corp Ltd	230,227
1,760,454		China Railway Group Ltd	1,232,604
783,000	g	China Railway Signal & Communication Corp Ltd	522,740
3,042,000		China Reinsurance Group Corp	534,642
648,677		China Resources Beer Holdings Company Ltd	3,039,349
390,000		China Resources Gas Group Ltd	1,974,020
1,207,555		China Resources Land Ltd	5,160,373
726,000	g	China Resources Pharmaceutical Group Ltd	789,580
927,372		China Resources Power Holdings Co	1,331,722
19,700	*	China Resources Sanjiu Medical & Pharmaceutical Co Ltd	83,517
72,800		China Shenhua Energy Co Ltd	201,552
1,590,000		China Shenhua Energy Co Ltd (Hong Kong)	3,141,131
304,000		China Shipbuilding Industry Co Ltd	263,515
592,000		China Shipping Development Co Ltd	337,155
802,000		China Southern Airlines Co Ltd	514,085
110,600		China Southern Airlines Co Ltd (Class A)	116,032
63,300		China Spacesat Co Ltd	213,324
530,120		China State Construction Engineering Corp Ltd	450,410
922,744		China State Construction International Holdings Ltd	947,872
6,301,336		China Telecom Corp Ltd	2,810,585
17,992,778	g	China Tower Corp Ltd	4,650,198
2,873,716		China Unicom Ltd	2,799,731
513,300		China United Network Communications Ltd	439,057
664,500		China Vanke Co Ltd	2,495,916
132,400		China Vanke Co Ltd (Class A)	548,357
208,200		China Yangtze Power Co Ltd	564,460
771,200		China Zhongwang Holdings Ltd	392,746
116,000		Chinese Universe Publishing and Media Group Co Ltd	216,175
1,342,000		Chongqing Rural Commercial Bank	701,482
19,500		Chongqing Zhifei Biological Products Co Ltd	132,010
1,184,939		CIFI Holdings Group Co Ltd	755,374
2,639,738		Citic Pacific Ltd	3,495,193
998,000		CITIC Securities Co Ltd	1,905,478
151,300		CITIC Securities Co Ltd (Class A)	506,117
8,123,674		CNOOC Ltd	13,394,019
10,300		Contemporary Amperex Technology Co Ltd	113,055
798,196		COSCO Pacific Ltd	695,608
3,417,416		Country Garden Holdings Co Ltd	4,604,301
538,000		Country Garden Services Holdings Co Ltd	1,295,446
2,019,050	*	CRRC Corp Ltd	1,589,298
359,400	*	CRRC Corp Ltd (Class A)	409,120
2,067,401		CSPC Pharmaceutical Group Ltd	3,587,717
178,696	*	Ctrip.com International Ltd (ADR)	6,965,570
913,500	g	Dali Foods Group Co Ltd	569,317
290,400		Daqin Railway Co Ltd	332,242
1,708,000		Datang International Power Generation Co Ltd	383,776
17,000		DHC Software Co Ltd	16,548
8,900		Dong-E-E-Jiao Co Ltd	42,882
1,425,917		Dongfeng Motor Group Co Ltd	1,271,794
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
90,100		East Money Information Co Ltd	$188,751
345,300		ENN Energy Holdings Ltd	3,551,893
47,900		Everbright Securities Co Ltd	78,007
18,243	*	Fangda Carbon New Material Co Ltd	30,220
864,000		Far East Horizon Ltd	803,611
221,600		First Capital Securities Co Ltd	194,032
120,940		Focus Media Information Technology Co Ltd	88,294
28,925		Foshan Haitian Flavouring & Food Co Ltd	417,093
1,216,952		Fosun International	1,590,871
126,200		Founder Securities Co Ltd	126,186
2,242,000		Franshion Properties China Ltd	1,444,533
762,000	e	Future Land Development Holdings Ltd	640,189
22,400		Future Land Holdings Co Ltd	85,043
37,300		Fuyao Glass Industry Group Co Ltd	121,279
230,098	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	696,766
537,900		GD Power Development Co Ltd	198,614
29,700	*,e	GDS Holdings Ltd (ADR)	1,223,046
2,175,828		Geely Automobile Holdings Ltd	3,318,418
55,000		Gemdale Corp	96,900
398,000	*	Genscript Biotech Corp	972,802
685,200		GF Securities Co Ltd	768,483
51,500		GF Securities Co Ltd (Class A)	99,514
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	596,630
1,341,266	e	Great Wall Motor Co Ltd	908,591
41,600		Gree Electric Appliances, Inc of Zhuhai	330,777
207,300		Greenland Holdings Corp Ltd	208,160
515,305		Greentown Service Group Co Ltd	434,096
1,332,000		Guangdong Investments Ltd	2,799,525
397,700		Guanghui Energy Co Ltd	199,843
399,500		Guangshen Railway Co Ltd	184,865
1,294,851		Guangzhou Automobile Group Co Ltd	1,316,533
9,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	50,466
41,100		Guangzhou Haige Communications Group, Inc Co	56,887
488,800		Guangzhou R&F Properties Co Ltd	884,382
128,500	*	Guotai Junan Securities Co Ltd	335,320
389,000	*,g	Guotai Junan Securities Co Ltd (Hong Kong)	628,828
281,000		Haitian International Holdings Ltd	567,673
1,392,800		Haitong Securities Co Ltd	1,380,180
126,400		Haitong Securities Co Ltd (Class A)	252,215
126,200		Hangzhou Hikvision Digital Technology Co Ltd	559,040
54,400		Hangzhou Robam Appliances Co Ltd	195,646
33,900		Hangzhou Tigermed Consulting Co Ltd	245,003
14,800		Heilan Home Co Ltd	19,274
37,800		Henan Shuanghui Investment & Development Co Ltd	131,326
324,500		Hengan International Group Co Ltd	2,454,398
61,320		Hengli Petrochemical Co Ltd	107,152
9,776,000	*	HengTen Networks Group Ltd	184,975
19,180		Hengtong Optic-electric Co Ltd	44,418
88,900		Hesteel Co Ltd	35,236
16,700		Hithink RoyalFlush Information Network Co Ltd	219,302
205,051	e,g	Hua Hong Semiconductor Ltd	422,574
224,010		Huaan Securities Co Ltd	211,103
924,000		Huadian Power International Corp Ltd	386,745
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
167,000		Huadian Power International Corp Ltd (Class A)	$95,004
16,200		Huadong Medicine Co Ltd	64,292
90,000		Huaneng Power International, Inc	84,956
1,843,110	*	Huaneng Power International, Inc (Hong Kong)	1,072,606
2,358,000		Huaneng Renewables Corp Ltd	640,893
715,000	e,g	Huatai Securities Co Ltd	1,158,356
96,800		Huatai Securities Co Ltd (Class A)	283,243
132,300		Huaxi Securities Co Ltd	191,334
253,100		Huaxia Bank Co Ltd	276,759
13,973		Huayu Automotive Systems Co Ltd	46,651
57,700		Huazhu Group Ltd (ADR)	1,890,252
26,190		Hundsun Technologies, Inc	267,681
23,300	*	Hutchison China MediTech Ltd (ADR)	487,203
31,300	*	Iflytek Co Ltd	148,138
29,096,777		Industrial & Commercial Bank of China	19,539,829
730,100		Industrial & Commercial Bank of China Ltd	595,399
343,200		Industrial Bank Co Ltd	948,021
96,600		Industrial Securities Co Ltd	90,401
495,800		Inner Mongolia BaoTou Steel Union Co Ltd	113,230
158,600		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	73,884
87,000		Inner Mongolia Yili Industrial Group Co Ltd	391,600
577,700		Inner Mongolia Yitai Coal Co	584,051
54,700	*,e	IQIYI, Inc (ADR)	1,016,873
327,524	*	JD.com, Inc (ADR)	9,796,243
638,000		Jiangsu Express	859,612
59,460		Jiangsu Hengrui Medicine Co Ltd	573,328
21,500		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	360,448
547,000	*	Jiangxi Copper Co Ltd	676,968
5,600		Jiangxi Ganfeng Lithium Co Ltd	17,806
220,500		Jinke Properties Group Co Ltd	199,868
920,000		Kaisa Group Holdings Ltd	381,568
320,381		Kingboard Chemical Holdings Ltd	788,716
1,055,000	e	Kingdee International Software Group Co Ltd	1,004,965
362,000	*,e	Kingsoft Corp Ltd	779,957
17,800		Kweichow Moutai Co Ltd	2,496,327
559,429		KWG Property Holding Ltd	520,130
168,000	g	Legend Holdings Corp	395,641
3,175,856		Lenovo Group Ltd	2,555,464
26,200		Lepu Medical Technology Beijing Co Ltd	93,598
843,500		Li Ning Co Ltd	2,079,568
28,800	*	Liaoning Cheng Da Co Ltd	57,903
580,000		Logan Property Holdings Co Ltd	876,996
795,500	g	Longfor Properties Co Ltd	2,941,910
36,500		LONGi Green Energy Technology Co Ltd	135,414
51,883		Luxshare Precision Industry Co Ltd	161,455
587,500	g	Luye Pharma Group Ltd	453,655
21,700	*	Luzhou Laojiao Co Ltd	251,966
968,000		Maanshan Iron & Steel Co Ltd	366,929
96,024		Maanshan Iron & Steel Co Ltd (Class A)	40,749
24,528		Meinian Onehealth Healthcare Holdings Co Ltd	42,067
720,500	*,e,g	Meitu, Inc	209,921
457,000	*	Meituan Dianping (Class B)	3,695,387
225,300		Metallurgical Corp of China Ltd	96,061
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,533,000		Metallurgical Corp of China Ltd (Hong Kong)	$374,210
47,300		Midea Group Co Ltd	372,560
63,464		Momo, Inc (ADR)	2,155,872
9,180		Muyuan Foodstuff Co Ltd	101,851
41,200		NARI Technology Co Ltd	112,319
31,301		Netease.com (ADR)	7,224,897
26,200		New China Life Insurance Co Ltd	209,519
355,900		New China Life insurance Co Ltd (Hong Kong)	1,765,344
48,800		New Hope Liuhe Co Ltd	136,672
62,284	*	New Oriental Education & Technology Group (ADR)	6,496,844
365,400	*,e	NIO, Inc (ADR)	1,267,938
17,852	*,e	Noah Holdings Ltd (ADR)	577,334
207,326		Offshore Oil Engineering Co Ltd	161,642
13,500		O-film Tech Co Ltd	16,411
57,600		Orient Securities Co Ltd	86,529
3,755,220	*	People’s Insurance Co Group of China Ltd	1,575,320
3,130,306		PICC Property & Casualty Co Ltd	3,716,816
90,400	*,e	Pinduoduo, Inc (ADR)	2,013,208
212,400		Ping An Bank Co Ltd	431,947
2,477,526		Ping An Insurance Group Co of China Ltd	29,199,648
140,000		Ping An Insurance Group Co of China Ltd (Class A)	1,774,460
157,400		Poly Real Estate Group Co Ltd	322,250
3,628,000	g	Postal Savings Bank of China Co Ltd	2,109,859
34,700		Power Construction Corp of China Ltd	24,867
147,900	*	Qingdao Haier Co Ltd	358,668
57,600		RiseSun Real Estate Development Co Ltd	72,682
40,200		Rongsheng Petro Chemical Co Ltd	69,174
106,800		SAIC Motor Corp Ltd	383,151
38,400	*	Sanan Optoelectronics Co Ltd	63,304
109,900		Sany Heavy Industry Co Ltd	223,608
92,100		SDIC Power Holdings Co Ltd	113,597
1,305,265	*,e	Semiconductor Manufacturing International Corp	1,537,442
141,200		Shaanxi Coal Industry Co Ltd	192,814
23,300		Shandong Buchang Pharmaceuticals Co Ltd	87,892
60,268	*	Shandong Gold Mining Co Ltd	367,221
887,390		Shandong Weigao Group Medical Polymer Co Ltd	846,004
1,328,623		Shanghai Electric Group Co Ltd (Hong Kong)	461,466
34,600		Shanghai Fosun Pharmaceutical Group Co Ltd	131,089
241,985		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	716,357
289,000		Shanghai Industrial Holdings Ltd	592,127
9,400		Shanghai International Airport Co Ltd	112,255
162,300		Shanghai International Port Group Co Ltd	170,403
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	700,272
88,000		Shanghai Oriental Pearl Group Co Ltd	126,142
16,700		Shanghai Pharmaceuticals Holding Co Ltd	43,843
396,541		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	762,525
456,600		Shanghai Pudong Development Bank Co Ltd	782,028
77,500		Shanxi Lu’an Environmental Energy Development Co Ltd	92,014
176,000		Shanxi Securities Co Ltd	212,260
5,900		Shanxi Xinghuacun Fen Wine Factory Co Ltd	57,700
110,900		Shanxi Xishan Coal & Electricity Power Co Ltd	98,116
151,900		Shenwan Hongyuan Group Co Ltd	107,397
234,700		Shenzhen Energy Group Co Ltd	200,579
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
451,238		Shenzhen International Holdings Ltd	$833,493
1,076,000		Shenzhen Investment Ltd	385,812
11,100		Shenzhen Kangtai Biological Products Co Ltd	102,780
4,300		Shenzhen Mindray Bio-Medical Electronics Co Ltd	98,552
31,000		Shenzhen Overseas Chinese Town Co Ltd	32,262
13,200		Shenzhen Salubris Pharmaceuticals Co Ltd	42,743
336,600		Shenzhou International Group Holdings Ltd	4,642,625
498,500		Shimao Property Holdings Ltd	1,376,757
1,698,000		Shui On Land Ltd	362,449
85,300		Sichuan Chuantou Energy Co Ltd	115,723
12,200		Sichuan Kelun Pharmaceutical Co Ltd	55,261
1,689,000		Sihuan Pharmaceutical Holdings	346,011
28,179	*	Sina Corp	1,102,362
1,546,471		Sino-Ocean Land Holdings Ltd	622,223
708,000		Sinopec Engineering Group Co Ltd	554,653
2,140,000		Sinopec Shanghai Petrochemical Co Ltd	746,609
228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	158,273
523,600		Sinopharm Group Co	1,935,537
1,097,000		Sinotrans Ltd	378,096
300,245	e	Sinotruk Hong Kong Ltd	440,268
1,016,000		Soho China Ltd	324,837
2,439		Spring Airlines Co Ltd	15,215
1,068,031		Sunac China Holdings Ltd	4,817,538
102,200		Suning.com Co Ltd	158,123
324,717		Sunny Optical Technology Group Co Ltd	3,754,825
25,700		Suzhou Gold Mantis Construction Decoration Co Ltd	40,895
159,532	*	TAL Education Group (ADR)	5,136,930
12,931		Tasly Pharmaceutical Group Co Ltd	30,259
49,700		TBEA Co Ltd	51,031
185,200		TCL Corp	91,057
2,527,604		Tencent Holdings Ltd	117,768,562
50,300	*,e	Tencent Music Entertainment (ADR)	717,781
13,200		Tianqi Lithium Corp	44,264
896,000		Tingyi Cayman Islands Holding Corp	1,337,204
249,000	e	Tong Ren Tang Technologies Co Ltd	297,524
20,700		Tonghua Dongbao Pharmaceutical Co Ltd	46,925
116,892		Tongwei Co Ltd	245,809
407,661		Travelsky Technology Ltd	797,941
176,000		Tsingtao Brewery Co Ltd	1,029,379
5,200		Tsingtao Brewery Co Ltd (Class A)	34,005
19,600		Tus-Sound Environmental Resources Co Ltd	29,540
637,000		Uni-President China Holdings Ltd	753,416
215,124	*	Vipshop Holdings Ltd (ADR)	1,634,942
51,400		Walvax Biotechnology Co Ltd	203,850
2,304,252		Want Want China Holdings Ltd	1,792,131
239,560		Wanxiang Qianchao Co Ltd	201,834
23,872	*,e	Weibo Corp (ADR)	935,066
853,800		Weichai Power Co Ltd	1,315,524
45,500		Weichai Power Co Ltd (Class A)	79,830
10,200		Weifu High-Technology Group Co Ltd	26,825
66,400		Wens Foodstuffs Group Co Ltd	389,141
140,000		Western Securities Co Ltd	194,849
996,000		Winteam Pharmaceutical Group Ltd	454,776
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
51,300		Wuliangye Yibin Co Ltd	$891,164
71,260	e,g	WuXi AppTec Co Ltd	660,881
234,767	*,g	Wuxi Biologics Cayman, Inc	2,494,930
1,509,600	*,e,g	Xiaomi Corp	1,723,929
24,200		Xinjiang Goldwind Science & Technology Co Ltd	41,759
332,400		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	371,465
1,406,475		Xinyi Solar Holdings Ltd	772,144
802,464		Yanzhou Coal Mining Co Ltd	706,296
55,500		Yanzhou Coal Mining Co Ltd (Class A)	82,258
202,000		Yihai International Holding Ltd	1,071,851
137,400		Yonghui Superstores Co Ltd	192,108
33,930		Yonyou Network Technology Co Ltd	140,095
3,236,000		Yuexiul Property Co Ltd	731,524
157,543		Yum China Holdings, Inc	7,168,206
15,900		Yunnan Baiyao Group Co Ltd	174,717
837,893		Yuzhou Properties Co	393,650
22,004	*	YY, Inc (ADR)	1,412,437
5,395		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	80,974
509,500		Zhaojin Mining Industry Co Ltd	592,186
9,916		Zhejiang Chint Electrics Co Ltd	34,349
10,200		Zhejiang Dahua Technology Co Ltd	23,620
652,414		Zhejiang Expressway Co Ltd	631,500
7,176		Zhejiang Huayou Cobalt Co Ltd	24,109
34,700		Zhejiang Longsheng Group Co Ltd	75,464
25,600		Zhengzhou Yutong Bus Co Ltd	47,965
137,200	*,e,g	ZhongAn Online P&C Insurance Co Ltd	307,102
80,240		Zhongjin Gold Corp Ltd	108,923
250,000		Zhongsheng Group Holdings Ltd	694,846
244,200	*	Zhuzhou CSR Times Electric Co Ltd	1,167,229
2,485,299		Zijin Mining Group Co Ltd	994,645
176,800		Zijin Mining Group Co Ltd (Class A)	93,143
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	146,259
37,200	*	ZTE Corp	176,590
387,864	*	ZTE Corp (Class H)	1,158,411
141,600		ZTO Express Cayman, Inc (ADR)	2,782,440
		TOTAL CHINA	739,312,303

COLOMBIA - 0.4%
97,796		BanColombia S.A.	1,171,431
198,595		BanColombia S.A. (Preference)	2,497,472
239,488		Cementos Argos S.A.	561,324
2,586,416		Ecopetrol S.A.	2,317,655
119,312		Grupo Argos S.A.	611,664
1,603,675		Grupo Aval Acciones y Valores	618,315
97,687		Grupo de Inversiones Suramericana S.A.	1,027,209
58,915		Grupo de Inversiones Suramericana S.A. (Preference)	571,026
179,851		Interconexion Electrica S.A.	975,744
		TOTAL COLOMBIA	10,351,840

CZECH REPUBLIC - 0.2%
72,676		CEZ AS	1,629,475
32,987		Komercni Banka AS	1,272,455
276,939	g	Moneta Money Bank AS	951,747
		TOTAL CZECH REPUBLIC	3,853,677
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
EGYPT - 0.1%
631,728		Commercial International Bank	$2,761,663
374,507		Eastern Tobacco	355,499
371,381		ElSwedy Cables Holding Co	271,523
		TOTAL EGYPT	3,388,685

GREECE - 0.3%
615,924	*	Alpha Bank AE	1,195,530
1,082,587	*	Eurobank Ergasias S.A.	1,055,812
12,741	*,†	Hellenic Duty Free Shops S.A.	141
109,533		Hellenic Telecommunications Organization S.A.	1,508,388
55,369		JUMBO S.A.	1,085,163
27,197		Motor Oil Hellas Corinth Refineries S.A.	674,399
223,991	*	National Bank of Greece S.A.	653,230
111,427		OPAP S.A.	1,254,136
		TOTAL GREECE	7,426,799

HONG KONG - 0.6%
6,051,652	*	Alibaba Pictures Group Ltd	1,222,877
416,000	†	China Ding Yi Feng Holdings Ltd	920,677
1,568,000	*	China First Capital Group Ltd	479,095
778,668		China Gas Holdings Ltd	3,226,399
1,113,226		China Resources Cement Holdings Ltd	1,017,375
3,430,000	*	Fullshare Holdings Ltd	122,175
553,000		Haier Electronics Group Co Ltd	1,299,707
1		Henderson Land Development Co Ltd	3
491,651		Kingboard Laminates Holdings Ltd	405,431
693,000		Lee & Man Paper Manufacturing Ltd	423,007
721,000		Nine Dragons Paper Holdings Ltd	583,593
3,165,221		Sino Biopharmaceutical	3,860,827
654,000		SSY Group Ltd	579,889
1,094,000		Sun Art Retail Group Ltd	1,106,440
466,000		Towngas China Co Ltd	354,817
		TOTAL HONG KONG	15,602,312

HUNGARY - 0.3%
205,025		MOL Hungarian Oil & Gas plc	2,080,735
93,611		OTP Bank	3,898,519
71,464		Richter Gedeon Rt	1,257,688
		TOTAL HUNGARY	7,236,942

INDIA - 8.3%
266,943		Ambuja Cements Ltd	779,315
563,494		Ashok Leyland Ltd	568,940
120,758		Asian Paints Ltd	2,660,128
113,386		Aurobindo Pharma Ltd	939,606
52,302	*,g	Avenue Supermarts Ltd	1,123,581
837,474		Axis Bank Ltd	8,173,303
77,603	*	Bajaj Finance Ltd	3,649,715
15,719		Bajaj Finserv Ltd	1,616,547
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
38,169		Bajaj Holdings and Investment Ltd	$1,391,790
98,254		Bharat Forge Ltd	601,144
285,600		Bharat Petroleum Corp Ltd	1,427,525
777,849		Bharti Airtel Ltd	3,804,315
146,400		Bharti Infratel Ltd	521,416
3,399	*	Bosch Ltd	711,164
25,852		Britannia Industries Ltd	976,436
155,398	*	Cipla Ltd	1,174,386
578,793		Coal India Ltd	1,716,085
90,433	*	Container Corp Of India Ltd	670,920
234,013		Dabur India Ltd	1,446,373
38,254		Divi S Laboratories Ltd	906,078
49,786		Dr Reddy’s Laboratories Ltd	1,853,090
5,560		Eicher Motors Ltd	1,314,414
710,344	*	GAIL India Ltd	1,326,156
70,923		Glenmark Pharmaceuticals Ltd	437,996
158,842		Godrej Consumer Products Ltd	1,379,415
126,160	*	Grasim Industries Ltd	1,439,623
116,808		Havells India Ltd	1,092,179
240,479		HCL Technologies Ltd	3,606,246
22,378		Hero Honda Motors Ltd	762,989
490,417		Hindalco Industries Ltd	1,350,715
282,811		Hindustan Lever Ltd	7,085,961
261,658		Hindustan Petroleum Corp Ltd	1,006,576
693,505		Housing Development Finance Corp	21,321,245
1,069,791		ICICI Bank Ltd	6,582,720
56,153	g	ICICI Lombard General Insurance Co Ltd	983,701
3,362,131	*	Idea Cellular Ltd	334,300
141,626		Indiabulls Housing Finance Ltd	1,094,524
866,121		Indian Oil Corp Ltd	1,747,045
1,546,406		Infosys Technologies Ltd	17,649,070
40,239	g	InterGlobe Aviation Ltd	908,557
1,485,985		ITC Ltd	5,817,834
337,306		JSW Steel Ltd	1,158,998
207,858		Larsen & Toubro Ltd	4,175,017
131,693		LIC Housing Finance Ltd	987,730
100,581	*	Lupin Ltd	1,118,330
136,862		Mahindra & Mahindra Financial Services Ltd	603,348
324,751		Mahindra & Mahindra Ltd	2,583,248
212,692		Marico Ltd	1,131,762
47,976		Maruti Suzuki India Ltd	3,800,722
414,776		Motherson Sumi Systems Ltd	640,017
262,727	*	Mundra Port and Special Economic Zone Ltd	1,436,267
10,302		Nestle India Ltd	1,742,883
1,122,289		NTPC Ltd	2,064,777
2,526		Page Industries Ltd	663,906
269,413		Petronet LNG Ltd	923,395
55,497		Pidilite Industries Ltd	998,051
35,657		Piramal Healthcare Ltd	933,482
810,705		Power Grid Corp of India Ltd	2,478,310
1,272,191	*	Reliance Industries Ltd	21,446,193
288,791		Rural Electrification Corp Ltd	586,424
864,135		Sesa Sterlite Ltd	1,921,598
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
3,466		Shree Cement Ltd	$1,013,188
62,793		Shriram Transport Finance Co Ltd	881,187
781,524	*	State Bank of India	3,755,946
364,574		Sun Pharmaceutical Industries Ltd	2,254,766
400,311		Tata Consultancy Services Ltd	12,813,167
714,818	*	Tata Motors Ltd	1,398,344
495,756		Tata Power Co Ltd	434,744
155,310		Tata Steel Ltd	970,287
202,834	*	Tech Mahindra Ltd	1,868,836
130,399		Titan Industries Ltd	1,995,536
41,490		Ultra Tech Cement Ltd	2,612,622
229,509	*	United Phosphorus Ltd	1,978,985
130,924	*	United Spirits Ltd	1,126,618
517,074		Wipro Ltd	1,986,883
748,006		Yes Bank Ltd	991,759
227,974	*	ZEE Telefilms Ltd	1,193,503
		TOTAL INDIA	202,623,952

INDONESIA - 2.1%
7,213,054		Adaro Energy Tbk	648,659
23,685,882		Bank Rakyat Indonesia	7,505,534
1,045,160		Indofood CBP Sukses Makmur Tbk	794,914
667,100		Pabrik Kertas Tjiwi Kimia Tbk PT	566,871
9,153,972		PT Astra International Tbk	4,536,980
4,363,675		PT Bank Central Asia Tbk	9,579,910
8,211,039		PT Bank Mandiri Persero Tbk	4,619,481
3,363,059		PT Bank Negara Indonesia	2,016,131
1,708,200		PT Bank Tabungan Negara Tbk	296,831
2,053,600		PT Barito Pacific Tbk	566,294
3,227,400	*	PT Bumi Serpong Damai	323,958
3,215,000		PT Charoen Pokphand Indonesia Tbk	1,230,241
240,100		PT Gudang Garam Tbk	1,289,794
4,259,009		PT Hanjaya Mandala Sampoerna Tbk	916,056
1,241,205		PT Indah Kiat Pulp and Paper Corp Tbk	655,020
908,717		PT Indocement Tunggal Prakarsa Tbk	1,443,643
2,046,900		PT Indofood Sukses Makmur Tbk	1,027,703
972,082		PT Jasa Marga Tbk	412,841
9,861,300		PT Kalbe Farma Tbk	1,030,417
8,991,000		PT Pakuwon Jati Tbk	469,728
4,720,400		PT Perusahaan Gas Negara Persero Tbk	685,796
1,267,800		PT Semen Gresik Persero Tbk	1,152,479
2,670,800		PT Surya Citra Media Tbk	293,684
1,299,000		PT Tambang Batubara Bukit Asam Tbk	252,454
21,910,683		PT Telekomunikasi Indonesia Persero Tbk	6,686,737
699,669		PT Unilever Indonesia Tbk	2,168,032
740,300		PT United Tractors Tbk	1,311,265
		TOTAL INDONESIA	52,481,453

KOREA, REPUBLIC OF - 11.5%
15,365		Amorepacific Corp	1,805,393
4,703		Amorepacific Corp (Preference)	308,187
4,532		BGF retail Co Ltd	783,361
138,454		BS Financial Group, Inc	816,715
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
10,438	*	Celltrion Healthcare Co Ltd	$403,761
28,740	*,e	Celltrion, Inc	4,101,941
27,723		Cheil Communications, Inc	632,678
37,996		Cheil Industries, Inc	2,928,761
3,636		CJ CheilJedang Corp	873,570
6,595		CJ Corp	517,342
989	*,†	CJ Corp (Preference)	30,651
4,741		CJ O Shopping Co Ltd	660,559
12,270		Daelim Industrial Co	1,090,094
77,101	*	Daewoo Engineering & Construction Co Ltd	265,764
26,134		Daewoo International Corp	411,419
160,948		Daewoo Securities Co Ltd	1,016,130
16,379	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	403,101
23,333		Dongbu Insurance Co Ltd	1,106,400
27,737		Doosan Bobcat, Inc	837,966
9,476		E-Mart Co Ltd	971,369
22,913		Fila Korea Ltd	1,296,534
8,455		GLOVIS Co Ltd	1,095,595
27,195		GS Engineering & Construction Corp	774,553
25,877		GS Holdings Corp	1,096,322
17,879		GS Retail Co Ltd	562,393
135,603		Hana Financial Group, Inc	3,969,113
32,104		Hankook Tire Co Ltd	838,487
2,843		Hanmi Pharm Co Ltd	692,329
6,104		Hanmi Science Co Ltd	241,053
78,654		Hanon Systems	773,540
48,671		Hanwha Chemical Corp	761,624
17,523		Hanwha Corp	350,771
11,931		HDC Hyundai Development Co-Engineering & Construction	373,782
14,814	*,e	HLB, Inc	336,377
7,507		Honam Petrochemical Corp	1,467,098
14,060		Hotel Shilla Co Ltd	926,572
242,299		Hynix Semiconductor, Inc	15,510,560
6,199		Hyundai Department Store Co Ltd	386,680
38,126		Hyundai Engineering & Construction Co Ltd	1,375,312
18,758	*	Hyundai Heavy Industries	1,703,019
33,069		Hyundai Marine & Fire Insurance Co Ltd	779,788
30,473		Hyundai Mobis	6,166,266
66,236		Hyundai Motor Co	7,046,021
16,207		Hyundai Motor Co Ltd (2nd Preference)	1,122,705
12,957		Hyundai Motor Co Ltd (Preference)	801,935
4,503		Hyundai Robotics Co Ltd	1,234,563
35,255		Hyundai Steel Co	1,148,975
123,576		Industrial Bank of Korea	1,368,796
13,836	g	ING Life Insurance Korea Ltd	330,521
21,933		Kakao Corp	2,336,450
56,718		Kangwon Land, Inc	1,474,160
177,099		KB Financial Group, Inc	6,471,517
2,605		KCC Corp	534,077
114,071		Kia Motors Corp	4,201,799
31,740		Korea Aerospace Industries Ltd	985,164
113,835	*	Korea Electric Power Corp	2,679,947
3,902	*	Korea Express Co Ltd	450,487
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
12,065		Korea Gas Corp	$434,310
18,312		Korea Investment Holdings Co Ltd	1,142,433
7,749		Korea Kumho Petrochemical	531,395
196,655		Korea Life Insurance Co Ltd	434,643
3,726		Korea Zinc Co Ltd	1,388,218
19,228		Korean Air Lines Co Ltd	412,930
52,823		KT&G Corp	4,289,400
20,568		LG Chem Ltd	5,817,199
3,496		LG Chem Ltd (Preference)	527,178
41,874		LG Corp	2,502,317
46,770		LG Electronics, Inc	2,561,086
4,218		LG Household & Health Care Ltd	4,466,124
792		LG Household & Health Care Ltd (Preference)	535,362
6,086		LG Innotek Co Ltd	574,689
48,284		LG Telecom Ltd	528,754
102,217	*	LG.Philips LCD Co Ltd	1,241,966
12,552		Lotte Corp	359,067
4,896		Lotte Shopping Co Ltd	559,918
1,919		Medy-Tox, Inc	672,934
109,082		Meritz Securities Co Ltd	463,723
62,681		Naver Corp	7,272,057
7,465		NCsoft	3,038,118
10,975	*,e,g	Netmarble Corp	836,777
10,268		OCI Co Ltd	648,302
12,284		Orion Corp/Republic of Korea	835,270
427		Ottogi Corp	232,513
12,698		Pacific Corp	612,673
2,567	*	Pearl Abyss Corp	370,708
34,412		POSCO	6,486,058
10,674	e	POSCO Refractories & Environment Co Ltd	435,050
6,975		S1 Corp (Korea)	616,083
7,741	*,g	Samsung Biologics Co Ltd	1,819,743
16,354		Samsung Card Co	501,775
24,834	e	Samsung Electro-Mechanics Co Ltd	1,903,834
2,114,856		Samsung Electronics Co Ltd	80,099,548
366,629		Samsung Electronics Co Ltd (Preference)	11,338,669
67,891	*	Samsung Engineering Co Ltd	936,637
13,904		Samsung Fire & Marine Insurance Co Ltd	3,090,822
193,620	*	Samsung Heavy Industries Co Ltd	1,146,967
31,402		Samsung Life Insurance Co Ltd	2,015,857
24,823		Samsung SDI Co Ltd	5,169,446
15,976		Samsung SDS Co Ltd	2,794,371
27,434		Samsung Securities Co Ltd	842,797
199,498		Shinhan Financial Group Co Ltd	7,307,335
3,314		Shinsegae Co Ltd	704,885
29,937	*,e	SillaJen, Inc	1,106,514
15,420		SK C&C Co Ltd	2,867,154
24,805		SK Energy Co Ltd	3,564,209
8,924		SK Telecom Co Ltd	1,868,072
21,209		S-Oil Corp	1,675,554
158,975	*	STX Pan Ocean Co Ltd	642,385
6,344	*	ViroMed Co Ltd	1,048,346
22,251		Woongjin Coway Co Ltd	1,577,938
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
214,133	*	Woori Financial Group, Inc	$2,365,557
64,107		Woori Investment & Securities Co Ltd	702,799
3,943		Yuhan Corp	718,151
		TOTAL KOREA, REPUBLIC OF	282,266,667

LUXEMBOURG - 0.1%
63,835		Reinet Investments S.C.A	1,124,475
		TOTAL LUXEMBOURG	1,124,475

MALAYSIA - 2.1%
624,700		AirAsia BHD	295,677
449,500		Alliance Financial Group BHD	399,840
673,733		AMMB Holdings BHD	689,160
71,099		British American Tobacco Malaysia BHD	388,300
2,145,220		Bumiputra-Commerce Holdings BHD	2,632,282
1,847,177		Dialog Group BHD	1,540,910
1,374,425		Digi.Com BHD	1,661,244
54,600		Fraser & Neave Holdings BHD	456,142
930,300		Gamuda BHD	833,659
930,775		Genting BHD	1,545,716
90,100		Genting Plantations BHD	211,791
230,200		HAP Seng Consolidated BHD	551,336
627,800		Hartalega Holdings BHD	751,635
272,087		Hong Leong Bank BHD	1,181,632
79,406		Hong Leong Credit BHD	345,639
998,912		IHH Healthcare BHD	1,383,050
1,287,000		IJM Corp BHD	724,277
835,020		IOI Corp BHD	845,669
214,300		Kuala Lumpur Kepong BHD	1,225,057
1,812,350		Malayan Banking BHD	3,791,121
498,476		Malaysia Airports Holdings BHD	1,009,707
984,500		Maxis BHD	1,352,921
527,200		MISC BHD	919,740
34,100		Nestle Malaysia BHD	1,227,213
1,045,000		Petronas Chemicals Group BHD	1,893,888
114,500		Petronas Dagangan BHD	650,087
306,500		Petronas Gas BHD	1,192,901
291,140		PPB Group BHD	1,319,367
564,712		Press Metal BHD	621,035
1,386,323		Public Bank BHD	7,343,909
184,100		QL Resources BHD	306,231
1,336,200		Resorts World BHD	1,248,229
728,870		RHB Capital BHD	971,473
1,434,665		Sime Darby BHD	758,731
977,065		Sime Darby Plantation BHD	1,089,136
1,068,165		Sime Darby Property BHD	252,191
743,579		SP Setia BHD	351,954
573,565		Telekom Malaysia BHD	567,253
1,404,263		Tenaga Nasional BHD	4,687,744
1,224,812		TM International BHD	1,487,260
583,200		Top Glove Corp BHD	639,953
452,000		Westports Holdings BHD	438,144
1,501,166		YTL Corp BHD	373,540
		TOTAL MALAYSIA	52,156,744
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
MEXICO - 2.4%
1,294,350		Alfa S.A. de C.V. (Class A)	$1,121,190
216,100	*	Alsea SAB de C.V.	440,573
14,932,741		America Movil S.A. de C.V. (Series L)	10,503,860
819,925	e	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,171,459
6,693,397		Cemex S.A. de C.V.	2,378,555
230,160		Coca-Cola Femsa SAB de C.V.	1,414,318
72,651		El Puerto de Liverpool SAB de C.V.	352,872
205,425		Embotelladoras Arca SAB de C.V.	1,092,634
1,489,100		Fibra Uno Administracion S.A. de C.V.	1,913,850
873,311		Fomento Economico Mexicano S.A. de C.V.	7,915,681
93,880		Gruma SAB de C.V.	860,382
156,930		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,574,807
90,896		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,380,011
776,520		Grupo Bimbo S.A. de C.V. (Series A)	1,478,989
198,598		Grupo Carso S.A. de C.V. (Series A1)	640,550
1,150,228		Grupo Financiero Banorte S.A. de C.V.	5,790,829
942,544		Grupo Financiero Inbursa S.A.	1,156,800
1,550,832		Grupo Mexico S.A. de C.V. (Series B)	3,794,587
1,077,090	e	Grupo Televisa S.A.	2,041,911
63,509		Industrias Penoles S.A. de C.V.	587,874
268,200		Infraestructura Energetica ,NV SAB de C.V.	1,035,783
664,742		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,381,602
146,600		Megacable Holdings SAB de C.V.	624,458
491,423		Mexichem SAB de C.V.	900,339
116,520		Promotora y Operadora de Infraestructura SAB de C.V.	1,049,569
2,334,484		Wal-Mart de Mexico SAB de C.V.	6,887,573
		TOTAL MEXICO	59,491,056

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	166,823
84,400		MCB Bank Ltd	92,443
519,317		Oil & Gas Development Co Ltd	412,107
		TOTAL PAKISTAN	671,373

PERU - 0.4%
97,622		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,487,759
30,510		Credicorp Ltd (NY)	6,650,875
39,634		Southern Copper Corp (NY)	1,418,501
		TOTAL PERU	9,557,135

PHILIPPINES - 1.1%
763,524		Aboitiz Equity Ventures, Inc	791,670
750,800		Aboitiz Power Corp	521,153
1,882,300		Alliance Global Group, Inc	574,567
130,893		Ayala Corp	2,456,925
3,390,293		Ayala Land, Inc	3,305,796
866,616		Banco de Oro Universal Bank	2,491,902
399,469		Bank of the Philippine Islands	704,088
1,716,400		DMCI Holdings, Inc	342,015
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
13,091		Globe Telecom, Inc	$552,581
40,376		GT Capital Holdings, Inc	733,094
437,930		International Container Term Services, Inc	1,161,789
1,234,176		JG Summit Holdings (Series B)	1,576,122
188,330		Jollibee Foods Corp	957,028
96,496		Manila Electric Co	690,443
4,426,900		Megaworld Corp	532,402
6,294,000		Metro Pacific Investments Corp	591,625
831,593		Metropolitan Bank & Trust	1,236,112
39,795		PLDT, Inc	893,079
1,053,143		Robinsons Land Corp	566,022
106,663		Security Bank Corp	382,530
111,615		SM Investments Corp	2,182,743
4,629,849		SM Prime Holdings	3,310,125
384,987		Universal Robina	1,206,408
		TOTAL PHILIPPINES	27,760,219

POLAND - 1.0%
36,257	*	Alior Bank S.A.	436,652
242,521	*	Bank Millennium S.A.	473,347
76,120		Bank Pekao S.A.	2,022,149
14,586		Bank Zachodni WBK S.A.	1,227,541
5,549	*	BRE Bank S.A.	500,218
12,581		CCC S.A.	485,718
29,442		CD Projekt Red S.A.	1,740,484
103,900		Cyfrowy Polsat S.A.	803,580
20,071	*,g	Dino Polska S.A.	754,377
40,664		Grupa Lotos S.A.	913,406
28,530	*	Jastrzebska Spolka Weglowa S.A.	286,549
61,735	*	KGHM Polska Miedz S.A.	1,492,627
624		LPP S.A.	1,262,988
838,668		Polish Oil & Gas Co	1,216,095
376,763	*	Polska Grupa Energetyczna S.A.	861,585
132,409		Polski Koncern Naftowy Orlen S.A.	3,317,694
388,149		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,087,414
279,074		Powszechny Zaklad Ubezpieczen S.A.	3,001,313
264,409	*	Telekomunikacja Polska S.A.	459,726
		TOTAL POLAND	25,343,463

QATAR - 1.0%
826,330	*	Barwa Real Estate Co	810,686
757,030	*	Commercial Bank of Qatar QSC	999,448
798,970	*	Industries Qatar QSC	2,464,412
1,704,560	*	Masraf Al Rayan	1,793,165
2,166,240	*	Mesaieed Petrochemical Holding Co	1,546,996
387,650	*	Ooredoo QSC	761,298
243,030	*	Qatar Electricity & Water Co	1,042,010
215,730	*	Qatar Fuel QSC	1,247,947
751,420	*	Qatar Insurance Co SAQ	719,651
480,440	*	Qatar Islamic Bank SAQ	2,166,452
1,990,830	*	Qatar National Bank	10,670,853
		TOTAL QATAR	24,222,918
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
ROMANIA - 0.1%
164,298		NEPI Rockcastle plc	$1,485,283
		TOTAL ROMANIA	1,485,283

RUSSIA - 3.9%
2,416,643		Gazprom (ADR)	17,665,660
191,816		LUKOIL PJSC (ADR)	15,623,413
150,105		Magnit OAO (GDR)	2,176,522
7,479		Magnit PJSC (GDR)	108,445
14,773		MMC Norilsk Nickel PJSC (ADR)	336,972
272,296		MMC Norilsk Nickel PJSC (ADR)	6,295,484
230,749		Mobile TeleSystems (ADR)	1,885,219
38,648		NovaTek OAO (GDR)	8,063,941
3,166		Novatek PJSC (GDR)	664,227
54,442		Novolipetsk Steel PJSC (GDR)	1,285,920
54,326		PhosAgro OAO (GDR)	676,006
95,641		Polymetal International plc (ADR)	1,151,799
23,352		Polyus PJSC (GDR)	1,182,601
597,221	*	Rosneft Oil Co PJSC (GDR)	3,957,186
47,631	*	Sberbank of Russia (ADR)	710,655
1,133,188		Sberbank of Russian Federation (ADR)	16,821,115
95,228		Severstal (GDR) (Equiduct)	1,532,219
922,817		Surgutneftegaz (ADR) (London)	3,857,375
107,678		Tatneft PAO (ADR)	7,472,438
8,926		Tatneft PJSC (ADR)	626,605
785,086		VTB Bank OJSC (GDR)	1,046,520
58,933		X5 Retail Group NV (GDR)	1,970,720
		TOTAL RUSSIA	95,111,042

SAUDI ARABIA - 1.4%
22,921		Advanced Petrochemical Co	358,126
265,658		Al Rajhi Bank	4,859,257
159,675		Alinma Bank	1,067,516
64,589		Almarai Co JSC	871,393
85,968	*	Bank AlBilad	664,722
84,436		Bank Al-Jazira	339,403
115,886		Banque Saudi Fransi	1,245,405
12,192		Bupa Arabia for Cooperative Insurance Co	325,722
11,997	*	Co for Cooperative Insurance	236,978
125,632	*	Dar Al Arkan Real Estate Development Co	383,069
143,353	*	Emaar Economic City	395,032
83,158	*	Etihad Etisalat Co	539,744
11,059		Jarir Marketing Co	491,832
265,024		National Commercial Bank	3,879,382
106,604	*	National Industrialization Co	437,199
49,948	*	Rabigh Refining & Petrochemical Co	257,344
269,477		Riyad Bank	1,866,721
82,426		Sahara International Petrochemical Co	438,486
208,737		Samba Financial Group	1,810,982
12,665		Saudi Airlines Catering Co	304,670
36,751		Saudi Arabian Fertilizer Co	861,317
91,669	*	Saudi Arabian Mining Co	1,151,531
166,980		Saudi Basic Industries Corp	4,769,260
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
78,692		Saudi British Bank	$828,388
15,533		Saudi Cement Co	293,773
193,630		Saudi Electricity Co	1,007,937
58,394		Saudi Industrial Investment Group	366,343
155,322	*	Saudi Kayan Petrochemical Co	465,637
90,842		Saudi Telecom Co	2,615,866
53,556	*	Savola Group	456,944
56,588		Yanbu National Petrochemical Co	887,817
		TOTAL SAUDI ARABIA	34,477,796

SINGAPORE - 0.0%
92,600	g	BOC Aviation Ltd	797,783
		TOTAL SINGAPORE	797,783

SOUTH AFRICA - 5.4%
313,561		Absa Group Ltd	3,474,443
23,799		Anglo American Platinum Ltd	1,412,804
188,855		AngloGold Ashanti Ltd	3,245,416
173,490		Aspen Pharmacare Holdings Ltd	1,088,923
146,771		Bid Corp Ltd	3,070,031
135,916		Bidvest Group Ltd	1,740,494
18,815		Capitec Bank Holdings Ltd	1,547,831
121,769		Clicks Group Ltd	1,733,948
177,938		Discovery Holdings Ltd	1,632,633
126,179		Exxaro Resources Ltd	1,463,157
1,479,745		FirstRand Ltd	6,331,555
656,899		Fortress REIT Ltd (Class A)	977,763
98,797		Foschini Ltd	1,136,421
372,913		Gold Fields Ltd	1,904,618
1,366,309		Growthpoint Properties Ltd	2,267,292
125,256		Investec Ltd	715,624
33,990	e	Kumba Iron Ore Ltd	1,118,630
46,416	e	Liberty Holdings Ltd	351,556
678,817		Life Healthcare Group Holdings Pte Ltd	1,068,710
347,098		Momentum Metropolitan Holdings	409,924
121,611		Mr Price Group Ltd	1,492,804
742,177	e	MTN Group Ltd	5,812,202
196,073	*	MultiChoice Group Ltd	1,837,328
194,231		Naspers Ltd (N Shares)	47,345,772
157,363	e	Nedbank Group Ltd	2,629,514
521,794		Network Healthcare Holdings Ltd	608,420
161,976		Pick’n Pay Stores Ltd	751,625
60,176		PSG Group Ltd	959,837
287,912		Rand Merchant Investment Holdings Ltd	617,607
2,473,760		Redefine Properties Ltd	1,517,671
239,223		Remgro Ltd	2,968,867
325,591		RMB Holdings Ltd	1,712,008
792,702		Sanlam Ltd	4,102,835
240,358		Sappi Ltd	874,379
252,294		Sasol Ltd	5,455,495
216,123		Shoprite Holdings Ltd	2,321,886
77,172		Spar Group Ltd	986,422
577,104	e	Standard Bank Group Ltd	7,175,764
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
116,042		Telkom S.A. Ltd	$692,888
71,101		Tiger Brands Ltd	1,104,801
194,519		Truworths International Ltd	842,254
284,549		Vodacom Group Pty Ltd	2,325,930
447,364	e	Woolworths Holdings Ltd	1,708,705
		TOTAL SOUTH AFRICA	132,536,787

TAIWAN - 10.9%
1,366,380		Acer, Inc	825,259
144,030		Advantech Co Ltd	1,211,450
54,000		Airtac International Group	551,396
1,611,011		ASE Industrial Holding Co Ltd	3,589,516
948,512		Asia Cement Corp	1,268,625
310,500		Asustek Computer, Inc	2,199,893
4,100,000		AU Optronics Corp	1,082,476
287,389		Catcher Technology Co Ltd	2,106,028
3,425,932		Cathay Financial Holding Co Ltd	4,473,059
530,272		Chailease Holding Co Ltd	2,224,505
2,502,719		Chang Hwa Commercial Bank	1,749,083
851,922		Cheng Shin Rubber Industry Co Ltd	1,101,497
224,079		Chicony Electronics Co Ltd	569,787
957,000		China Airlines	293,198
5,914,754		China Development Financial Holding Corp	1,756,362
1,338,133		China Life Insurance Co Ltd (Taiwan)	1,102,753
5,144,151		China Steel Corp	3,957,573
8,301,282		Chinatrust Financial Holding Co	5,396,041
1,678,763		Chunghwa Telecom Co Ltd	5,807,595
1,827,000		Compal Electronics, Inc	1,116,236
864,768		Delta Electronics, Inc	4,174,358
4,589,848		E.Sun Financial Holding Co Ltd	3,822,990
92,316	*	Eclat Textile Co Ltd	1,208,076
834,651		Eva Airways Corp	390,717
853,587		Evergreen Marine Corp Tawain Ltd	392,755
1,481,071		Far Eastern Textile Co Ltd	1,401,218
708,000		Far EasTone Telecommunications Co Ltd	1,625,140
134,928		Feng TAY Enterprise Co Ltd	897,279
4,376,349		First Financial Holding Co Ltd	3,285,912
1,575,173		Formosa Chemicals & Fibre Corp	4,791,442
570,064		Formosa Petrochemical Corp	1,932,380
1,989,453		Formosa Plastics Corp	6,399,695
336,000		Formosa Taffeta Co Ltd	380,183
378,512		Foxconn Technology Co Ltd	777,693
2,989,646	*	Fubon Financial Holding Co Ltd	4,133,061
4,412,124		Fuhwa Financial Holdings Co Ltd	2,471,969
138,000		Giant Manufacturing Co Ltd	1,053,353
111,509		Globalwafers Co Ltd	1,183,151
400,420		Highwealth Construction Corp	626,049
102,714		Hiwin Technologies Corp	910,923
5,524,002		Hon Hai Precision Industry Co, Ltd	13,847,403
137,608		Hotai Motor Co Ltd	1,980,517
3,393,747		Hua Nan Financial Holdings Co Ltd	2,388,288
4,190,487		InnoLux Display Corp	968,866
1,171,060		Inventec Co Ltd	870,919
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
45,125		Largan Precision Co Ltd	$6,099,927
922,778		Lite-On Technology Corp	1,306,274
671,170		MediaTek, Inc	6,713,192
4,814,125		Mega Financial Holding Co Ltd	4,950,332
291,000		Micro-Star International Co Ltd	814,360
2,244,860		Nan Ya Plastics Corp	5,126,011
536,000		Nanya Technology Corp	1,254,159
73,000		Nien Made Enterprise Co Ltd	560,500
244,474		Novatek Microelectronics Corp Ltd	1,291,083
867,000		Pegatron Technology Corp	1,407,255
59,000		Phison Electronics Corp	577,645
1,061,512		Pou Chen Corp	1,306,308
379,000		Powertech Technology, Inc	1,034,805
250,000		President Chain Store Corp	2,404,255
1,234,000		Quanta Computer, Inc	2,267,929
198,085		Realtek Semiconductor Corp	1,315,546
201,048		Ruentex Development Co Ltd	266,642
204,975		Ruentex Industries Ltd	435,969
1,396,000		Shanghai Commercial & Savings Bank Ltd	2,299,803
4,596,466		Shin Kong Financial Holding Co Ltd	1,328,611
4,755,717		SinoPac Financial Holdings Co Ltd	1,886,329
171,777		Standard Foods Corp	331,090
581,050		Synnex Technology International Corp	713,320
114,236	*	TaiMed Biologics, Inc	609,166
3,928,598		Taishin Financial Holdings Co Ltd	1,838,492
1,388,527		Taiwan Business Bank	595,725
2,137,005		Taiwan Cement Corp	3,056,363
3,863,050		Taiwan Cooperative Financial Holding	2,599,278
820,000		Taiwan High Speed Rail Corp	1,092,945
718,859		Taiwan Mobile Co Ltd	2,531,397
10,905,848		Taiwan Semiconductor Manufacturing Co Ltd	89,679,344
832,000	*	Tatung Co Ltd	535,129
2,109,908		Uni-President Enterprises Corp	5,461,425
5,091,452	*	United Microelectronics Corp	2,260,587
357,000		Vanguard International Semiconductor Corp	720,679
133,000		Walsin Technology Corp	740,037
141,878		Win Semiconductors Corp	1,199,076
1,409,000		Winbond Electronics Corp	858,991
1,151,560		Wistron Corp	855,505
630,660		WPG Holdings Co Ltd	833,041
113,009		Yageo Corp	948,938
178,127		Zhen Ding Technology Holding Ltd	648,014
		TOTAL TAIWAN	267,052,146

THAILAND - 2.9%
536,100		Advanced Info Service PCL (Foreign)	3,700,399
1,808,000		Airports of Thailand PCL (Foreign)	4,186,160
218,548		Bangkok Bank PCL (Foreign)	1,279,156
3,977,300		Bangkok Dusit Medical Services PCL (Foreign)	3,233,052
2,894,400		Bangkok Expressway & Metro PCL	984,594
2,166,600		Banpu PCL (Foreign)	1,000,438
426,100		Berli Jucker PCL	713,119
2,674,600		BTS Group Holdings PCL	1,078,363
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
161,600		Bumrungrad Hospital PCL (Foreign)	$892,211
901,700		Central Pattana PCL (Foreign)	2,138,342
1,525,280		Charoen Pokphand Foods PCL	1,371,094
2,634,855		CP Seven Eleven PCL (Foreign)	7,316,181
113,300		Electricity Generating PCL	1,208,756
697,100		Energy Absolute PCL (Foreign)	1,175,505
194,000		Gulf Energy Development PCL	794,271
2,368,326		Home Product Center PCL (Foreign)	1,316,806
742,978		Indorama Ventures PCL (Foreign)	984,215
879,400		Intouch Holdings PCL (Class F)	1,816,926
5,620,300		IRPC PCL (Foreign)	871,971
901,349		Kasikornbank PCL (Foreign)	5,054,949
1,757,260		Krung Thai Bank PCL (Foreign)	1,117,012
3,191,900		Land and Houses PCL Co Reg	1,166,667
1,116,870		Minor International PCL (Foreign)	1,453,088
211,600		Muangthai Capital PCL	413,579
718,598		PTT Exploration & Production PCL (Foreign)	3,141,760
1,059,929		PTT Global Chemical PCL (Foreign)	2,069,996
5,451,900		PTT PCL (Foreign)	8,330,194
305,200		Ratch Group PCL	668,472
203,000		Robinson PCL	416,624
334,758		Siam Cement PCL (Foreign)	4,702,177
364,700		Siam Commercial Bank PCL (Foreign)	1,620,979
535,800		Thai Oil PCL (Foreign)	1,194,945
1,393,400		Thai Union Group PCL	853,673
4,334,800		TMB Bank PCL (Foreign)	265,793
300,700		Total Access Communication PCL (Foreign)	570,000
4,393,148		True Corp PCL (Foreign)	914,917
		TOTAL THAILAND	70,016,384

TURKEY - 0.6%
1,294,394	*	Akbank TAS	1,731,516
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	348,826
70,521	*	Arcelik AS	220,116
143,019		Aselsan Elektronik Sanayi Ve Ticaret AS	483,971
189,664		BIM Birlesik Magazalar AS	1,592,484
618,256		Eregli Demir ve Celik Fabrikalari TAS	821,216
23,073		Ford Otomotiv Sanayi AS	252,180
481,317		Haci Omer Sabanci Holding AS	849,142
305,218		KOC Holding AS	1,021,977
112,151		TAV Havalimanlari Holding AS	504,037
54,813		Tupras Turkiye Petrol Rafine	1,374,491
296,695	*	Turk Hava Yollari	661,452
306,502		Turk Sise ve Cam Fabrikalari AS	270,500
483,253		Turkcell Iletisim Hizmet AS	1,126,151
1,044,070	*	Turkiye Garanti Bankasi AS	1,836,345
671,173	*	Turkiye Is Bankasi (Series C)	747,287
		TOTAL TURKEY	13,841,691

UNITED ARAB EMIRATES - 0.8%
1,292,456		Abu Dhabi Commercial Bank PJSC	3,171,631
1,740,643	*	Aldar Properties PJSC	1,090,816
71,963		DP World Ltd	1,108,230
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
761,612	*	Dubai Islamic Bank PJSC	$1,102,698
321,457	*	Emaar Development PJSC	420,074
1,119,316	*	Emaar Malls Group PJSC	646,026
1,541,491		Emaar Properties PJSC	2,309,708
783,710		Emirates Telecommunications Group Co PJSC	3,678,358
1,214,742	*	National Bank of Abu Dhabi PJSC	5,254,035
		TOTAL UNITED ARAB EMIRATES	18,781,576

UNITED KINGDOM - 0.1%
2,167,055	e	Old Mutual Ltd	2,900,347
		TOTAL UNITED KINGDOM	2,900,347

UNITED STATES - 2.5%
142,549		iShares MSCI South Korea Index Fund	7,897,214
395,000		Nexteer Automotive Group Ltd	410,521
17,821	*	Titan Cement International S.A.	387,061
1,277,135		Vanguard Emerging Markets ETF	53,333,158
		TOTAL UNITED STATES	62,027,954

		TOTAL COMMON STOCKS	2,446,019,226
		(Cost $2,085,673,972)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc	605
		TOTAL PHILIPPINES	605

		TOTAL PREFERRED STOCKS	605
		(Cost $725)

RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
12,923	†	Legend Holdings Corp	2,146
		TOTAL CHINA	2,146

KOREA, REPUBLIC OF - 0.0%
424		Helixmith Co Ltd	21,326
		TOTAL KOREA, REPUBLIC OF	21,326

THAILAND - 0.0%
51,134		Minor International PCL	9,144
		TOTAL THAILAND	9,144

		TOTAL RIGHTS / WARRANTS	32,616
		(Cost $0)
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.0%
$1,230,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	$1,230,000
		TOTAL GOVERNMENT AGENCY DEBT			1,230,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
15,976,388	c	State Street Navigator Securities Lending Government Money Market Portfolio			15,976,388
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			15,976,388

		TOTAL SHORT-TERM INVESTMENTS			17,206,388
		(Cost $17,206,388)

		TOTAL INVESTMENTS - 100.4%			2,463,258,835
		(Cost $2,102,881,085)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(9,172,698)
		NET ASSETS - 100.0%			$2,454,086,137

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,675,256.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $34,317,612 or 1.4% of net assets.
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$653,766,263	26.6%
INFORMATION TECHNOLOGY	339,776,145	13.9
CONSUMER DISCRETIONARY	325,393,912	13.3
COMMUNICATION SERVICES	284,111,942	11.6
ENERGY	184,427,728	7.5
MATERIALS	166,520,290	6.8
CONSUMER STAPLES	162,947,481	6.6
INDUSTRIALS	129,439,762	5.3
REAL ESTATE	71,667,632	2.9
UTILITIES	66,953,093	2.7
HEALTH CARE	61,048,199	2.5
SHORT-TERM INVESTMENTS	17,206,388	0.7
OTHER ASSETS & LIABILITIES, NET	(9,172,698)	(0.4)

NET ASSETS	$2,454,086,137	100.0%
302

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.1%

AUSTRALIA - 7.9%
563,944		AGL Energy Ltd	$8,082,018
2,210,031		Alumina Ltd	3,503,710
2,621,662		AMP Ltd	3,188,978
1,024,948		APA Group (ASE)	7,719,861
494,555		Aristocrat Leisure Ltd	10,291,229
1,776,393		AusNet Services	2,152,198
2,471,239		Australia & New Zealand Banking Group Ltd	46,965,102
169,545		Australian Stock Exchange Ltd	10,255,920
989,098	*	AZ BGP Holdings	2,706
378,260		Bank of Queensland Ltd	2,409,389
418,666		Bendigo Bank Ltd	3,277,305
2,544,813		BHP Billiton Ltd	70,060,370
1,826,972		BHP Group plc	43,561,452
485,185		BlueScope Steel Ltd	4,282,310
1,019,237		Boral Ltd	3,572,029
1,380,019		Brambles Ltd	12,344,156
216,671		Caltex Australia Ltd	3,985,240
514,271		Challenger Financial Services Group Ltd	2,477,453
89,853		CIMIC Group Ltd	2,242,867
455,131		Coca-Cola Amatil Ltd	3,294,082
50,593		Cochlear Ltd	7,601,581
983,107	*	Coles Group Ltd	9,545,157
1,529,854		Commonwealth Bank of Australia	85,857,823
401,546		Computershare Ltd	4,325,562
332,703		Crown Resorts Ltd	2,690,034
391,513		CSL Ltd	61,092,605
941,058		Dexus Property Group	8,416,782
48,818	e	Domino’s Pizza Enterprises Ltd	1,285,045
48,285		Flight Centre Travel Group Ltd	1,518,519
1,221,731		Fortescue Metals Group Ltd	6,878,601
1,663,516		GPT Group (ASE)	7,061,175
465,431	e	Harvey Norman Holdings Ltd	1,393,835
1,380,732		Incitec Pivot Ltd	3,278,184
1,966,722		Insurance Australia Group Ltd	11,583,480
500,140		Lend Lease Corp Ltd	4,957,217
1,411,458		Macquarie Goodman Group	14,274,820
277,789		Macquarie Group Ltd	24,311,808
2,416,609		Medibank Pvt Ltd	5,957,376
3,314,138		Mirvac Group	7,282,154
2,397,822		National Australia Bank Ltd	46,699,453
668,106		Newcrest Mining Ltd	16,124,871
1,137,762		Oil Search Ltd	5,509,458
315,235		Orica Ltd	4,696,418
1,527,187		Origin Energy Ltd	8,263,846
303

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,153,054		QBE Insurance Group Ltd	$9,826,789
1,722,711		QR National Ltd	6,762,863
119,533		Ramsay Health Care Ltd	5,939,217
42,862	e	REA Group Ltd	2,874,930
321,737		Rio Tinto Ltd	21,533,006
984,895		Rio Tinto plc	55,618,455
1,535,604		Santos Ltd	7,566,179
4,596,855		Scentre Group	12,522,419
272,125		Seek Ltd	3,874,120
389,942		Sonic Healthcare Ltd	7,463,058
4,398,906		South32 Ltd	9,359,820
2,053,345		Stockland Trust Group	6,409,832
1,114,134		Suncorp-Metway Ltd	10,268,726
1,021,697		Sydney Airport	5,831,705
1,661,129		Tabcorp Holdings Ltd	5,095,827
3,572,242		Telstra Corp Ltd	9,685,499
299,121		TPG Telecom Ltd	1,423,440
2,315,200		Transurban Group (ASE)	24,537,620
627,261		Treasury Wine Estates Ltd	7,542,158
2,833,994		Vicinity Centres	5,047,955
94,498		Washington H Soul Pattinson & Co Ltd	1,462,950
986,644		Wesfarmers Ltd	26,422,360
2,977,979		Westpac Banking Corp	58,427,672
808,002		Woodside Petroleum Ltd	19,053,476
1,096,351		Woolworths Ltd	26,729,413
271,051		WorleyParsons Ltd	2,970,057
		TOTAL AUSTRALIA	948,523,725

AUSTRIA - 0.2%
59,071		Andritz AG.	2,103,990
259,496		Erste Bank der Oesterreichischen Sparkassen AG.	9,314,014
57,173		Oest Elektrizitatswirts AG. (Class A)	3,190,617
131,393		OMV AG.	6,574,512
136,255		Raiffeisen International Bank Holding AG.	3,195,398
97,633	e	Voestalpine AG.	2,577,449
		TOTAL AUSTRIA	26,955,980

BELGIUM - 1.0%
159,070		Ageas	8,539,903
659,049		Anheuser-Busch InBev S.A.	66,258,536
51,035		Colruyt S.A.	2,659,240
68,078		Groupe Bruxelles Lambert S.A.	6,418,031
213,988		KBC Groep NV	13,758,956
139,404		Proximus plc	3,974,662
63,800		Solvay S.A.	6,532,798
40,710		Telenet Group Holding NV	1,999,466
109,122		UCB S.A.	8,508,949
167,276	e	Umicore S.A.	5,236,342
		TOTAL BELGIUM	123,886,883

CHILE - 0.0%
332,444		Antofagasta plc	3,750,907
		TOTAL CHILE	3,750,907
304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
CHINA - 0.1%
32,300	*	BeiGene Ltd (ADR)	$4,436,082
1,992,138		Yangzijiang Shipbuilding	2,054,219
		TOTAL CHINA	6,490,301

DENMARK - 1.7%
3,248		AP Moller - Maersk AS (Class A)	3,476,922
5,506		AP Moller - Maersk AS (Class B)	6,182,401
91,797		Carlsberg AS (Class B)	12,538,533
89,596		Christian Hansen Holding	7,823,240
102,790		Coloplast AS	12,005,423
587,371		Danske Bank AS	8,718,093
154,509		DSV AS	14,746,927
55,544	*	Genmab AS	10,287,077
59,125		H Lundbeck AS	2,279,249
134,638		ISS AS	3,775,860
1,487,631		Novo Nordisk AS	71,435,027
186,133		Novozymes AS	8,607,751
164,637	g	Orsted AS	15,007,485
96,318		Pandora AS	3,692,087
108,303		Tryg A.S.	3,305,534
169,551		Vestas Wind Systems AS	13,913,612
103,602	*,e	William Demant Holding A.S.	3,052,344
		TOTAL DENMARK	200,847,565

FINLAND - 1.1%
119,960		Elisa Oyj (Series A)	5,641,165
388,952		Fortum Oyj	8,922,415
288,460		Kone Oyj (Class B)	16,434,561
86,649		Metso Oyj	3,329,514
370,324		Neste Oil Oyj	12,256,351
4,875,324		Nokia Oyj (Turquoise)	26,276,310
111,843		Nokian Renkaat Oyj	3,206,385
2,611,995		Nordea Bank Abp	16,762,188
94,422		Orion Oyj (Class B)	3,230,202
382,872		Sampo Oyj (A Shares)	15,898,209
509,890		Stora Enso Oyj (R Shares)	5,872,102
470,239		UPM-Kymmene Oyj	12,675,292
376,610		Wartsila Oyj (B Shares)	4,731,620
		TOTAL FINLAND	135,236,314

FRANCE - 10.9%
158,459		Accor S.A.	7,069,192
25,451		Aeroports de Paris	4,375,275
371,409		Air Liquide	51,267,929
503,438		Airbus SE	71,166,431
139,644	e	Alstom RGPT	6,014,294
49,981	g	Amundi S.A.	3,438,919
57,982		Arkema	5,218,702
85,459		Atos Origin S.A.	6,871,839
1,682,979		AXA S.A.	42,391,288
34,804		BioMerieux	2,945,213
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
975,607		BNP Paribas	$45,658,426
797,780		Bollore	3,430,726
192,394		Bouygues S.A.	6,887,535
248,186		Bureau Veritas S.A.	6,184,104
135,180		Cap Gemini S.A.	17,163,035
509,112		Carrefour S.A.	9,809,235
45,877	e	Casino Guichard Perrachon S.A.	1,696,248
159,719		CNP Assurances	3,301,101
424,286		Compagnie de Saint-Gobain	16,253,800
991,028		Credit Agricole S.A.	11,797,162
529,884		Danone	45,988,015
2,089		Dassault Aviation S.A.	2,867,530
112,917		Dassault Systemes S.A.	17,176,539
207,017		Edenred	10,388,439
67,742		Eiffage S.A.	6,693,746
536,183		Electricite de France	6,637,512
242,909		Essilor International S.A.	32,881,689
38,059		Eurazeo	2,553,947
160,995		Eutelsat Communications	3,077,685
70,561		Faurecia	3,339,127
38,923		Fonciere Des Regions	3,979,156
1,578,838		Gaz de France	24,297,512
38,288		Gecina S.A.	5,874,538
380,024		Groupe Eurotunnel S.A.	5,487,261
28,065		Hermes International	19,713,531
26,522		Icade	2,304,749
22,430	e	Iliad S.A.	2,318,908
34,543		Imerys S.A.	1,446,968
53,863		Ingenico	5,103,418
34,223		Ipsen	3,928,662
61,244		JC Decaux S.A.	1,763,262
65,636		Kering	33,901,731
178,291		Klepierre	5,499,693
228,951		Legrand S.A.	16,127,641
218,854		L’Oreal S.A.	58,557,524
240,237		LVMH Moet Hennessy Louis Vuitton S.A.	99,232,115
146,868		Michelin (C.G.D.E.) (Class B)	16,235,869
808,773		Natixis	3,243,435
1,709,430		Orange S. A.	25,337,998
185,793		Pernod-Ricard S.A.	32,603,643
514,941		Peugeot S.A.	12,154,148
180,545		Publicis Groupe S.A.	8,909,138
19,020		Remy Cointreau S.A.	2,819,284
163,817		Renault S.A.	9,165,201
283,251		Safran S.A.	40,663,762
971,209		Sanofi-Aventis	80,932,643
25,138		Sartorius Stedim Biotech	4,006,103
472,440		Schneider Electric S.A.	40,760,268
142,319		SCOR SE	5,848,518
19,514		SEB S.A.	3,121,306
22,038		Societe BIC S.A.	1,535,802
668,806		Societe Generale	16,382,179
75,843		Sodexho Alliance S.A.	8,702,271
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
297,948		Suez Environnement S.A.	$4,380,123
49,240		Teleperformance	10,334,850
90,499		Thales S.A.	10,196,883
2,057,217		Total S.A.	106,625,929
74,126	*	Ubisoft Entertainment	6,097,211
113,135		Unibail-Rodamco-Westfield	15,154,100
5,367		Unibail-Rodamco-Westfield (Paris)	718,894
209,813	e	Valeo S.A.	6,538,284
457,931		Veolia Environnement	11,556,276
439,315		Vinci S.A.	45,189,575
784,230		Vivendi Universal S.A.	21,782,019
24,007		Wendel	3,307,845
72,492	*,g	Worldline S.A.	5,180,182
		TOTAL FRANCE	1,303,565,091

GERMANY - 8.5%
155,585		Adidas-Salomon AG.	49,591,644
367,309		Allianz AG.	85,218,979
791,490		Aroundtown S.A.	6,314,284
39,195		Axel Springer AG.	2,705,349
794,034		BASF SE	52,711,347
807,137		Bayer AG.	52,277,438
285,194		Bayerische Motoren Werke AG.	21,098,892
46,342		Bayerische Motoren Werke AG. (Preference)	2,751,388
89,389		Beiersdorf AG.	10,359,099
133,248		Brenntag AG.	6,508,035
36,275		Carl Zeiss Meditec AG.	3,974,621
880,217		Commerzbank AG.	5,972,838
93,609		Continental AG.	12,834,211
147,932	g	Covestro AG.	6,671,892
784,763		Daimler AG. (Registered)	40,739,234
100,206	*,g	Delivery Hero AG.	4,813,425
428,755		Deutsche Annington Immobilien SE	20,933,665
1,719,886		Deutsche Bank AG. (Registered)	13,294,828
166,129		Deutsche Boerse AG.	23,062,436
201,732		Deutsche Lufthansa AG.	3,197,055
854,170		Deutsche Post AG.	27,783,181
2,900,378		Deutsche Telekom AG.	47,511,309
314,914		Deutsche Wohnen AG.	11,484,319
45,638		Drillisch AG.	1,379,231
1,890,404		E.ON AG.	18,826,186
151,668		Evonik Industries AG.	4,315,963
34,500		Fraport AG. Frankfurt Airport Services Worldwide	2,881,199
184,150		Fresenius Medical Care AG.	12,754,376
359,290		Fresenius SE	17,952,770
56,680		Fuchs Petrolub AG. (Preference)	2,171,910
129,519		GEA Group AG.	3,214,667
51,291		Hannover Rueckversicherung AG.	7,998,130
132,689		HeidelbergCement AG.	9,582,459
93,249		Henkel KGaA	8,760,843
155,571		Henkel KGaA (Preference)	16,041,696
23,209		Hochtief AG.	2,630,006
52,623		Hugo Boss AG.	3,307,388
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,074,840		Infineon Technologies AG.	$19,908,365
119,769	g	Innogy SE	5,768,744
55,892		KION Group AG.	2,979,148
39,717		Knorr-Bremse AG.	4,031,750
76,674		Lanxess AG.	4,563,830
111,051		Merck KGaA	11,326,518
153,201		Metro Wholesale & Food Specialist AG.	2,356,510
44,768		MTU Aero Engines Holding AG.	11,156,044
129,206		Muenchener Rueckver AG.	30,790,777
133,130		Porsche AG.	8,726,154
73,738		Puma AG. Rudolf Dassler Sport	5,162,971
478,914		RWE AG.	12,939,707
849,392		SAP AG.	103,826,286
31,137		Sartorius AG.	6,298,405
661,678		Siemens AG.	72,012,607
133,394	g	Siemens Healthineers AG.	5,538,118
111,720		Symrise AG.	10,294,191
706,978		Telefonica Deutschland Holding AG.	1,785,168
342,920	e	ThyssenKrupp AG.	4,388,519
364,675		TUI AG. (DI)	3,621,028
176,031		Uniper SE	5,423,384
101,361		United Internet AG.	3,006,559
29,335		Volkswagen AG.	5,001,456
160,825		Volkswagen AG. (Preference)	26,872,353
101,662		Wirecard AG.	17,061,046
111,173	*,g	Zalando SE	5,085,784
		TOTAL GERMANY	1,013,551,715

HONG KONG - 3.6%
10,434,538		AIA Group Ltd	106,805,448
256,912		ASM Pacific Technology	3,004,624
1,150,221		Bank of East Asia Ltd	3,316,869
3,174,044		BOC Hong Kong Holdings Ltd	12,094,363
2,227,803		CK Asset Holdings Ltd	16,751,146
2,300,599		CK Hutchison Holdings Ltd	21,499,048
558,369		CK Infrastructure Holdings Ltd	4,329,054
1,430,959		CLP Holdings Ltd	15,558,303
268,815		Dairy Farm International Holdings Ltd	2,012,905
1,672,971		Hang Lung Properties Ltd	3,938,286
661,168		Hang Seng Bank Ltd	15,714,502
1,285,108		Henderson Land Development Co Ltd	6,646,768
2,502,627		HK Electric Investments & HK Electric Investments Ltd	2,536,991
3,555,931		HKT Trust and HKT Ltd	5,687,200
8,793,995		Hong Kong & China Gas Ltd	19,418,027
1,241,485		Hong Kong Electric Holdings Ltd	8,873,225
1,025,631		Hong Kong Exchanges and Clearing Ltd	34,467,704
998,255		Hongkong Land Holdings Ltd	6,087,852
530,727		Hysan Development Co Ltd	2,528,399
195,361		Jardine Matheson Holdings Ltd	11,857,584
194,150		Jardine Strategic Holdings Ltd	6,655,709
563,448		Kerry Properties Ltd	2,115,751
1,827,607		Link REIT	21,257,216
175,445		Melco Crown Entertainment Ltd (ADR)	3,942,249
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,375,897		MTR Corp	$9,029,292
5,146,049		New World Development Co Ltd	7,245,584
1,250,078		NWS Holdings Ltd	2,321,026
4,569,780		PCCW Ltd	2,606,161
1,087,834		Shangri-La Asia Ltd	1,323,535
2,638,781		Sino Land Co	4,273,182
1,683,375		SJM Holdings Ltd	1,827,434
1,366,019		Sun Hung Kai Properties Ltd	22,013,864
443,446		Swire Pacific Ltd (Class A)	5,054,431
1,056,054		Swire Properties Ltd	3,813,302
1,178,431		Techtronic Industries Co	8,763,575
662,000		Vitasoy International Holdings Ltd	3,116,445
8,209,186	g	WH Group Ltd	7,990,574
1,037,048		Wharf Holdings Ltd	2,521,563
1,059,914		Wharf Real Estate Investment Co Ltd	6,686,262
691,194		Wheelock & Co Ltd	4,349,563
609,957		Yue Yuen Industrial Holdings	1,709,059
		TOTAL HONG KONG	431,744,075

IRELAND - 0.6%
118,673	*	AerCap Holdings NV	6,471,239
714,627		AIB Group plc	2,452,386
861,336		Bank of Ireland Group plc	3,800,801
696,704		CRH plc	23,186,578
67,097	*,†	Irish Bank Resolution Corp Ltd	0
395,076		James Hardie Industries NV	5,343,363
136,542		Kerry Group plc (Class A)	15,931,426
128,581		Kingspan Group plc	6,305,628
69,207		Paddy Power plc	5,483,900
198,257		Smurfit Kappa Group plc	6,237,500
		TOTAL IRELAND	75,212,821

ISRAEL - 0.6%
36,426		Azrieli Group	2,554,760
987,410	*	Bank Hapoalim Ltd	7,467,336
1,296,960		Bank Leumi Le-Israel	9,434,752
107,921	*	Check Point Software Technologies	12,081,756
33,297	*	CyberArk Software Ltd	4,624,287
22,656		Elbit Systems Ltd	3,624,650
644,403		Israel Chemicals Ltd	3,468,160
955,208		Israel Discount Bank Ltd	4,122,704
118,986	*	Mizrahi Tefahot Bank Ltd	2,855,006
56,000	*	Nice Systems Ltd	8,539,951
941,570	*	Teva Pharmaceutical Industries Ltd (ADR)	7,466,650
40,395	*	Wix.com Ltd	5,999,465
		TOTAL ISRAEL	72,239,477

ITALY - 2.0%
957,927		Assicurazioni Generali S.p.A.	17,865,638
420,564		Autostrade S.p.A.	10,814,953
12,869,008		Banca Intesa S.p.A.	27,911,670
483,772		Davide Campari-Milano S.p.A	4,499,264
7,065,165		Enel S.p.A.	48,330,137
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,189,179		ENI S.p.A.	$34,197,819
105,513		Ferrari NV	16,990,317
517,842		FinecoBank Banca Fineco S.p.A	5,151,480
342,721		Finmeccanica S.p.A.	4,172,746
544,770		Mediobanca S.p.A.	5,456,436
155,332		Moncler S.p.A	6,377,966
320,062	g	Pirelli & C S.p.A	1,885,222
458,393	g	Poste Italiane S.p.A	4,892,074
202,791		Prysmian S.p.A.	4,174,781
88,137		Recordati S.p.A.	3,947,198
1,875,906		Snam Rete Gas S.p.A.	9,210,264
5,160,486		Telecom Italia RSP	2,742,854
7,732,977	*	Telecom Italia S.p.A.	4,347,686
1,214,647		Terna Rete Elettrica Nazionale S.p.A.	7,397,043
1,749,041		UniCredit S.p.A.	20,594,110
		TOTAL ITALY	240,959,658

JAPAN - 23.9%
32,683		ABC-Mart, Inc	2,065,637
341,074		Acom Co Ltd	1,204,831
177,200		Advantest Corp	6,823,769
557,845		Aeon Co Ltd	9,653,076
100,873		AEON Financial Service Co Ltd	1,627,317
78,514		Aeon Mall Co Ltd	1,205,327
128,173		Air Water, Inc	2,094,724
147,221		Aisin Seiki Co Ltd	4,784,407
380,488		Ajinomoto Co, Inc	6,817,755
167,261		Alfresa Holdings Corp	4,032,656
92,380		All Nippon Airways Co Ltd	3,100,692
180,180		Alps Electric Co Ltd	3,280,054
307,096		Amada Co Ltd	3,376,401
94,388		Aozora Bank Ltd	2,163,138
308,721		Asahi Breweries Ltd	13,372,223
148,173		Asahi Glass Co Ltd	4,538,531
164,200		Asahi Intecc Co Ltd	4,290,759
1,074,365		Asahi Kasei Corp	10,929,392
821,999		Ashikaga Holdings Co Ltd	2,028,259
1,632,161		Astellas Pharma, Inc	23,130,810
46,899		Bank of Kyoto Ltd	1,820,144
62,434		Benesse Holdings Inc	1,461,255
1,655		BLife Investment Corp	4,050,683
496,112		Bridgestone Corp	18,624,290
203,561		Brother Industries Ltd	3,604,140
70,289		Calbee, Inc	1,982,955
858,777		Canon, Inc	23,291,103
167,243		Casio Computer Co Ltd	1,907,957
123,571		Central Japan Railway Co	24,839,326
39,016		Century Leasing System, Inc	1,612,727
501,443		Chiba Bank Ltd	2,480,073
551,372		Chubu Electric Power Co, Inc	7,783,366
191,748		Chugai Pharmaceutical Co Ltd	13,718,991
234,003		Chugoku Electric Power Co, Inc	2,920,183
105,464		Coca-Cola West Japan Co Ltd	2,595,988
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
906,123		Concordia Financial Group Ltd	$3,190,764
156,821		Credit Saison Co Ltd	1,906,498
95,000		CyberAgent, Inc	3,811,842
205,533		Dai Nippon Printing Co Ltd	4,310,962
208,931		Daicel Chemical Industries Ltd	1,767,987
89,889		Daifuku Co Ltd	4,916,323
922,246		Dai-ichi Mutual Life Insurance Co	13,557,979
489,830		Daiichi Sankyo Co Ltd	29,765,522
214,880		Daikin Industries Ltd	26,670,207
61,859		Daito Trust Construction Co Ltd	7,976,917
492,594		Daiwa House Industry Co Ltd	14,005,309
1,306,872		Daiwa Securities Group, Inc	5,634,625
370,153		Denso Corp	15,711,306
190,747		Dentsu, Inc	6,305,339
22,985		Disco Corp	4,218,367
98,693		Don Quijote Co Ltd	6,313,897
261,981		East Japan Railway Co	24,017,110
220,896		Eisai Co Ltd	11,938,919
133,049		Electric Power Development Co	2,978,455
213,044		FamilyMart Co Ltd	4,548,441
166,629		Fanuc Ltd	29,614,374
50,560		Fast Retailing Co Ltd	30,327,121
113,699		Fuji Electric Holdings Co Ltd	3,473,489
537,696		Fuji Heavy Industries Ltd	12,531,667
312,186		Fujifilm Holdings Corp	14,797,120
167,312		Fujitsu Ltd	13,056,756
147,993		Fukuoka Financial Group, Inc	2,710,110
33,600		GMO Payment Gateway, Inc	2,427,571
38,600	e	Growell Holdings Co Ltd	1,793,563
201,981		Hakuhodo DY Holdings, Inc	3,167,784
119,066		Hamamatsu Photonics KK	4,415,526
191,037		Hankyu Hanshin Holdings, Inc	6,706,987
18,783		Hikari Tsushin, Inc	4,141,215
266,437		Hino Motors Ltd	2,137,432
25,967		Hirose Electric Co Ltd	2,720,621
45,245		Hisamitsu Pharmaceutical Co, Inc	1,818,335
84,282		Hitachi Chemical Co Ltd	2,304,716
100,837		Hitachi Construction Machinery Co Ltd	2,364,782
58,796		Hitachi High-Technologies Corp	2,962,560
834,955		Hitachi Ltd	29,603,162
187,846		Hitachi Metals Ltd	1,974,890
1,409,225		Honda Motor Co Ltd	35,062,246
49,392		Hoshizaki Electric Co Ltd	3,489,501
329,696		Hoya Corp	25,281,713
241,655		Hulic Co Ltd	2,075,906
176,192		Idemitsu Kosan Co Ltd	4,855,393
119,263		Iida Group Holdings Co Ltd	1,956,222
892,217		Inpex Holdings, Inc	7,825,059
268,651		Isetan Mitsukoshi Holdings Ltd	2,135,747
133,938		Ishikawajima-Harima Heavy Industries Co Ltd	3,191,549
480,164		Isuzu Motors Ltd	5,313,221
1,154,132		Itochu Corp	21,975,506
77,300		Itochu Techno-Science Corp	1,981,586
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
201,640		J Front Retailing Co Ltd	$2,367,207
103,757		Japan Airlines Co Ltd	3,249,181
39,845		Japan Airport Terminal Co Ltd	1,647,481
394,332		Japan Post Bank Co Ltd	3,831,428
1,365,664		Japan Post Holdings Co Ltd	13,386,949
666		Japan Prime Realty Investment Corp	2,944,113
1,159		Japan Real Estate Investment Corp	7,249,730
2,278		Japan Retail Fund Investment Corp	4,589,550
1,044,470		Japan Tobacco, Inc	23,013,570
433,307		JFE Holdings, Inc	5,728,747
203,707		JGC Corp	2,652,140
158,198		JSR Corp	2,612,623
179,632		JTEKT Corp	2,129,823
2,793,400		JX Holdings, Inc	13,145,256
375,610		Kajima Corp	4,830,676
114,445		Kakaku.com, Inc	2,377,156
91,755		Kamigumi Co Ltd	2,109,365
41,294		Kaneka Corp	1,533,143
616,648		Kansai Electric Power Co, Inc	7,615,346
147,383		Kansai Paint Co Ltd	2,910,341
424,210		Kao Corp	30,959,164
117,100		Kawasaki Heavy Industries Ltd	2,547,841
1,538,632		KDDI Corp	40,145,205
91,338		Keihan Electric Railway Co Ltd	3,702,000
192,034		Keihin Electric Express Railway Co Ltd	3,227,247
91,746		Keio Corp	5,677,043
121,916		Keisei Electric Railway Co Ltd	4,481,322
79,011		Keyence Corp	45,340,363
127,960		Kikkoman Corp	5,817,441
152,662		Kintetsu Corp	7,238,189
712,378		Kirin Brewery Co Ltd	15,450,236
41,864		Kobayashi Pharmaceutical Co Ltd	2,986,794
269,005		Kobe Steel Ltd	1,726,012
87,897		Koito Manufacturing Co Ltd	4,394,262
798,834		Komatsu Ltd	17,862,247
78,656		Konami Corp	3,337,364
381,484		Konica Minolta Holdings, Inc	3,161,418
29,263		Kose Corp	4,988,246
911,175		Kubota Corp	14,055,350
271,856		Kuraray Co Ltd	3,215,184
82,786		Kurita Water Industries Ltd	2,089,969
276,650		Kyocera Corp	16,861,059
209,594		Kyowa Hakko Kogyo Co Ltd	3,454,322
314,233		Kyushu Electric Power Co, Inc	3,122,314
133,421		Kyushu Railway Co	3,801,445
43,458		Lawson, Inc	2,171,663
63,526	*,e	LINE Corp	2,019,782
204,809		Lion Corp	4,020,530
226,346		LIXIL Group Corp	3,915,119
365,262		M3, Inc	7,358,384
187,446		Makita Corp	6,180,455
1,332,819		Marubeni Corp	8,640,092
170,142		Marui Co Ltd	3,675,898
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
48,180		Maruichi Steel Tube Ltd	$1,268,438
482,957		Mazda Motor Corp	4,672,469
57,911		McDonald’s Holdings Co Japan Ltd	2,600,358
147,348		Mediceo Paltac Holdings Co Ltd	3,129,920
97,277		MEIJI Holdings Co Ltd	6,755,394
71,300	*	Mercari, Inc	1,900,716
311,072		Minebea Co Ltd	5,309,214
247,806		MISUMI Group, Inc	5,561,142
1,106,595		Mitsubishi Chemical Holdings Corp	7,856,276
1,167,455		Mitsubishi Corp	31,348,829
1,580,211		Mitsubishi Electric Corp	20,638,707
1,015,700		Mitsubishi Estate Co Ltd	18,695,932
160,804		Mitsubishi Gas Chemical Co, Inc	2,139,894
272,748		Mitsubishi Heavy Industries Ltd	11,251,172
99,817		Mitsubishi Materials Corp	2,745,526
563,278		Mitsubishi Motors Corp	2,478,701
10,616,492		Mitsubishi UFJ Financial Group, Inc	52,434,864
384,437		Mitsubishi UFJ Lease & Finance Co Ltd	2,037,213
1,431,677		Mitsui & Co Ltd	23,274,575
157,510		Mitsui Chemicals, Inc	3,601,831
769,996		Mitsui Fudosan Co Ltd	17,382,032
98,321		Mitsui OSK Lines Ltd	2,411,423
406,809		Mitsui Sumitomo Insurance Group Holdings, Inc	13,334,620
283,209		Mitsui Trust Holdings, Inc	9,679,612
20,864,726		Mizuho Financial Group, Inc	29,613,733
115,800		MonotaRO Co Ltd	2,527,973
499,138		Murata Manufacturing Co Ltd	22,856,112
97,077		Nabtesco Corp	2,615,205
162,121		Nagoya Railroad Co Ltd	4,463,131
171,298	e	Namco Bandai Holdings, Inc	9,208,853
210,025		NEC Corp	8,585,669
430,089	*	Nexon Co Ltd	6,807,655
215,638		NGK Insulators Ltd	3,207,135
135,675		NGK Spark Plug Co Ltd	2,590,652
193,491		Nidec Corp	25,872,827
273,626		Nikon Corp	3,694,416
97,578		Nintendo Co Ltd	35,898,235
1,170		Nippon Building Fund, Inc	8,212,209
70,195		Nippon Electric Glass Co Ltd	1,569,794
64,490		Nippon Express Co Ltd	3,634,690
74,905		Nippon Meat Packers, Inc	2,778,064
129,439	e	Nippon Paint Co Ltd	5,631,922
1,743		Nippon ProLogis REIT, Inc	4,190,714
686,746		Nippon Steel Corp	10,759,344
556,413		Nippon Telegraph & Telephone Corp	25,111,509
129,390		Nippon Yusen Kabushiki Kaisha	2,155,702
106,174		Nissan Chemical Industries Ltd	4,643,128
1,964,888		Nissan Motor Co Ltd	12,771,620
186,410		Nisshin Seifun Group, Inc	3,522,841
54,660		Nissin Food Products Co Ltd	3,392,817
70,071		Nitori Co Ltd	9,450,173
133,257		Nitto Denko Corp	6,562,888
285,575		NKSJ Holdings, Inc	11,826,505
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,896,352		Nomura Holdings, Inc	$9,309,500
106,874		Nomura Real Estate Holdings, Inc	2,164,196
3,506		Nomura Real Estate Master Fund, Inc	5,570,327
282,573		Nomura Research Institute Ltd	5,003,167
338,027		NSK Ltd	2,858,139
545,408		NTT Data Corp	7,161,369
1,157,697		NTT DoCoMo, Inc	27,758,540
565,382		Obayashi Corp	5,354,747
53,786		Obic Co Ltd	5,730,917
255,560		Odakyu Electric Railway Co Ltd	5,705,655
782,743		OJI Paper Co Ltd	4,047,763
1,004,568		Olympus Corp	10,952,677
164,699		Omron Corp	7,835,785
332,380		Ono Pharmaceutical Co Ltd	6,030,425
33,089		Oracle Corp Japan	2,747,378
174,680		Oriental Land Co Ltd	23,048,225
1,147,330		ORIX Corp	16,374,612
321,995		Osaka Gas Co Ltd	5,915,240
425,663		Osaka Securities Exchange Co Ltd	6,238,301
88,973		Otsuka Corp	3,508,380
332,285		Otsuka Holdings KK	12,219,766
1,875,398		Panasonic Corp	15,813,657
98,034		Park24 Co Ltd	2,118,840
83,200	*	PeptiDream, Inc	4,628,185
97,300	e	Pigeon Corp	3,548,031
78,156		Pola Orbis Holdings, Inc	1,964,195
741,697		Rakuten, Inc	7,564,722
1,023,773		Recruit Holdings Co Ltd	34,667,486
696,799	*	Renesas Electronics Corp	4,095,272
1,833,534		Resona Holdings, Inc	7,474,684
583,080		Ricoh Co Ltd	5,340,635
28,218		Rinnai Corp	1,901,632
82,914		Rohm Co Ltd	5,778,456
21,469		Ryohin Keikaku Co Ltd	3,810,811
37,853		Sankyo Co Ltd	1,303,161
320,443		Santen Pharmaceutical Co Ltd	5,163,784
211,918		SBI Holdings, Inc	4,818,158
186,765		Secom Co Ltd	14,636,958
147,383		Sega Sammy Holdings, Inc	1,889,305
179,675		Seibu Holdings, Inc	2,824,944
247,957		Seiko Epson Corp	3,648,843
316,887		Sekisui Chemical Co Ltd	4,683,918
537,472	e	Sekisui House Ltd	9,036,719
645,288		Seven & I Holdings Co Ltd	22,022,350
610,976		Seven Bank Ltd	1,652,955
129,402		SG Holdings Co Ltd	3,420,754
183,715	e	Sharp Corp	2,304,264
183,365		Shimadzu Corp	4,402,726
18,878		Shimamura Co Ltd	1,334,843
63,410		Shimano, Inc	8,952,172
522,050		Shimizu Corp	4,201,109
314,001		Shin-Etsu Chemical Co Ltd	31,970,280
134,896		Shinsei Bank Ltd	2,037,600
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
231,580		Shionogi & Co Ltd	$12,821,429
345,030		Shiseido Co Ltd	25,388,877
412,648		Shizuoka Bank Ltd	2,853,138
127,592	e	Showa Denko KK	3,422,947
49,591		SMC Corp	17,969,902
1,442,400		Softbank Corp	19,435,142
1,427,372		Softbank Group Corp	72,878,978
66,206		Sohgo Security Services Co Ltd	3,209,426
1,098,245		Sony Corp	62,461,491
133,979		Sony Financial Holdings, Inc	3,245,900
109,529		Stanley Electric Co Ltd	2,715,959
190,533		Start Today Co Ltd	3,592,755
241,199		Sumco Corp	3,161,130
1,296,194		Sumitomo Chemical Co Ltd	5,910,926
1,017,726		Sumitomo Corp	15,101,692
148,865		Sumitomo Dainippon Pharma Co Ltd	2,733,851
640,683		Sumitomo Electric Industries Ltd	7,927,124
102,017		Sumitomo Heavy Industries Ltd	3,288,884
209,245		Sumitomo Metal Mining Co Ltd	5,943,394
1,150,562		Sumitomo Mitsui Financial Group, Inc	40,234,894
284,145		Sumitomo Realty & Development Co Ltd	10,339,166
148,933		Sumitomo Rubber Industries, Inc	1,625,674
61,057		Sundrug Co Ltd	1,688,173
117,150		Suntory Beverage & Food Ltd	4,648,327
61,352		Suzuken Co Ltd	3,380,926
319,840		Suzuki Motor Corp	12,508,449
144,925		Sysmex Corp	10,522,001
475,749		T&D Holdings, Inc	5,342,585
111,698		Taiheiyo Cement Corp	3,137,075
172,497		Taisei Corp	5,951,270
28,658		Taisho Pharmaceutical Holdings Co Ltd	2,185,182
111,758		Taiyo Nippon Sanso Corp	2,291,508
1,285,473		Takeda Pharmaceutical Co Ltd	44,240,696
199,255		Tanabe Seiyaku Co Ltd	2,249,567
111,549		TDK Corp	8,564,434
154,560		Teijin Ltd	2,673,993
160,772		Temp Holdings Co Ltd	3,888,585
558,254		Terumo Corp	16,248,173
104,285		THK Co Ltd	2,628,211
164,990		Tobu Railway Co Ltd	4,690,899
96,042		Toho Co Ltd	3,729,031
63,220		Toho Gas Co Ltd	2,403,935
366,337		Tohoku Electric Power Co, Inc	3,665,502
558,443		Tokio Marine Holdings, Inc	29,642,711
1,318,718	*	Tokyo Electric Power Co, Inc	6,343,507
134,643		Tokyo Electron Ltd	22,804,799
333,005		Tokyo Gas Co Ltd	8,312,363
429,844		Tokyu Corp	7,526,928
505,824		Tokyu Fudosan Holdings Corp	2,926,233
205,490		Toppan Printing Co Ltd	3,340,007
1,184,061		Toray Industries, Inc	8,145,717
476,387		Toshiba Corp	15,199,936
240,330		Tosoh Corp	3,368,433
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
125,232		Toto Ltd	$5,014,433
118,024		Toyo Seikan Kaisha Ltd	2,060,286
72,799		Toyo Suisan Kaisha Ltd	2,927,476
58,599		Toyoda Gosei Co Ltd	1,077,681
127,633		Toyota Industries Corp	6,625,991
1,975,686		Toyota Motor Corp	127,655,358
183,644		Toyota Tsusho Corp	5,315,746
111,531		Trend Micro, Inc	4,862,966
31,659		Tsuruha Holdings, Inc	3,222,616
357,222		Uni-Charm Corp	10,106,203
2,528		United Urban Investment Corp	4,277,078
186,023		USS Co Ltd	3,683,810
138,677		West Japan Railway Co	11,351,696
2,386,019		Yahoo! Japan Corp	6,988,478
103,611		Yakult Honsha Co Ltd	5,841,569
514,040		Yamada Denki Co Ltd	2,267,412
125,560		Yamaha Corp	5,919,200
250,679		Yamaha Motor Co Ltd	4,395,635
273,574		Yamato Transport Co Ltd	5,370,920
100,877		Yamazaki Baking Co Ltd	1,531,848
208,965		Yaskawa Electric Corp	6,915,042
194,573		Yokogawa Electric Corp	3,482,236
98,432		Yokohama Rubber Co Ltd	1,811,030
		TOTAL JAPAN	2,848,928,400

LUXEMBOURG - 0.2%
576,110		ArcelorMittal	9,139,260
10,233	e	Eurofins Scientific	4,377,279
55,050		Millicom International Cellular S.A.	2,828,175
37,494		RTL Group	1,849,502
321,642		SES Global S.A.	5,326,625
419,517		Tenaris S.A.	5,256,120
		TOTAL LUXEMBOURG	28,776,961

MACAU - 0.2%
1,870,361		Galaxy Entertainment Group Ltd	12,732,105
954,629		MGM China Holdings Ltd	1,559,982
2,060,467		Sands China Ltd	9,889,964
1,320,653		Wynn Macau Ltd	2,963,322
		TOTAL MACAU	27,145,373

MEXICO - 0.0%
219,825		Fresnillo plc	1,586,607
		TOTAL MEXICO	1,586,607

NETHERLANDS - 4.8%
365,460	g	ABN AMRO Group NV (ADR)	7,315,588
8,996	*,g	Adyen NV	6,797,249
1,562,074		Aegon NV	7,697,782
197,530		Akzo Nobel NV	18,637,813
368,180		ASML Holding NV	82,039,432
155,832		DSM NV	19,305,723
93,598		EXOR NV	6,518,290
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
102,404	e	Heineken Holding NV	$10,347,702
223,466	e	Heineken NV	23,975,302
3,360,788		ING Groep NV	37,290,441
1,032,209		Koninklijke Ahold Delhaize NV	23,444,475
3,040,838		Koninklijke KPN NV	8,670,782
802,900		Koninklijke Philips Electronics NV	37,664,565
65,090		Koninklijke Vopak NV	3,209,267
271,452		NN Group NV	10,198,739
254,258		NXP Semiconductors NV	26,287,735
104,179		Randstad Holdings NV	5,229,146
3,828,612		Royal Dutch Shell plc (A Shares)	120,583,927
3,239,164		Royal Dutch Shell plc (B Shares)	102,308,995
238,458		Wolters Kluwer NV	17,284,704
		TOTAL NETHERLANDS	574,807,657

NEW ZEALAND - 0.3%
641,282	*	a2 Milk Co Ltd	7,535,130
823,135		Auckland International Airport Ltd	5,014,570
482,472		Fisher & Paykel Healthcare Corp	5,200,464
731,225	e	Fletcher Building Ltd	2,376,649
1,123,361		Meridian Energy Ltd	3,457,649
334,633		Ryman Healthcare Ltd	2,821,546
1,541,298		Telecom Corp of New Zealand Ltd	4,017,775
		TOTAL NEW ZEALAND	30,423,783

NORWAY - 0.7%
100,083	e	Aker BP ASA	2,832,239
835,317		DNB NOR Holding ASA	14,944,321
192,461		Gjensidige Forsikring BA	3,738,278
1,187,186		Norsk Hydro ASA	4,037,963
652,815		Orkla ASA	5,552,631
379,178		PAN Fish ASA	9,112,744
84,193		Schibsted ASA (B Shares)	2,174,980
851,230		Statoil ASA	15,262,799
632,527		Telenor ASA	12,816,868
152,703		Yara International ASA	7,154,035
		TOTAL NORWAY	77,626,858

PORTUGAL - 0.2%
2,267,822		Energias de Portugal S.A.	8,301,635
428,276		Galp Energia SGPS S.A.	6,667,446
225,637		Jeronimo Martins SGPS S.A.	3,640,894
		TOTAL PORTUGAL	18,609,975

RUSSIA - 0.0%
455,756		Evraz plc	3,569,836
		TOTAL RUSSIA	3,569,836

SINGAPORE - 1.3%
2,269,542		Ascendas REIT	5,038,806
2,298,237		CapitaCommercial Trust	3,432,789
2,210,826		CapitaLand Ltd	5,791,954
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,297,245		CapitaMall Trust	$4,365,861
399,245		City Developments Ltd	2,801,643
1,910,229		ComfortDelgro Corp Ltd	3,744,021
1,540,405		DBS Group Holdings Ltd	29,370,631
4,895,284		Genting Singapore Ltd	3,257,621
5,454,272		Golden Agri-Resources Ltd	1,164,982
85,744		Jardine Cycle & Carriage Ltd	2,097,978
1,280,265		Keppel Corp Ltd	5,915,764
2,745,960		Oversea-Chinese Banking Corp	22,861,985
877,845		SembCorp Industries Ltd	1,485,294
434,886		Singapore Airlines Ltd	3,044,725
639,825		Singapore Airport Terminal Services Ltd	2,229,260
682,560		Singapore Exchange Ltd	3,916,173
1,281,216	e	Singapore Press Holdings Ltd	2,048,569
1,511,071		Singapore Technologies Engineering Ltd	4,634,822
7,107,299		Singapore Telecommunications Ltd	17,102,294
1,719,364		Suntec Real Estate Investment Trust	2,376,482
1,078,988		United Overseas Bank Ltd	20,557,684
391,097		UOL Group Ltd	2,078,538
256,013		Venture Corp Ltd	2,856,962
1,692,756		Wilmar International Ltd	4,893,129
		TOTAL SINGAPORE	157,067,967

SOUTH AFRICA - 0.2%
899,221		Anglo American plc (London)	22,034,867
613,812		Investec plc	3,492,416
		TOTAL SOUTH AFRICA	25,527,283

SPAIN - 2.9%
223,882		ACS Actividades Construccion y Servicios S.A.	9,046,342
57,378	g	Aena S.A.	10,401,610
378,081		Amadeus IT Holding S.A.	29,545,859
5,757,379		Banco Bilbao Vizcaya Argentaria S.A.	29,314,901
4,773,938		Banco de Sabadell S.A.	4,169,473
14,016,265		Banco Santander S.A.	59,825,241
1,018,256		Bankia S.A.	2,018,783
569,230		Bankinter S.A.	3,692,446
3,200,355		CaixaBank S.A.	7,931,913
170,254	g	Cellnex Telecom SAU	6,367,215
1,012,987		Corp Mapfre S.A.	2,788,587
190,859		Enagas	4,163,426
281,399		Endesa S.A.	6,952,921
432,772		Ferrovial S.A.	11,258,026
260,104		Gas Natural SDG S.A.	6,588,660
257,766		Grifols S.A.	8,353,838
5,072,769		Iberdrola S.A.	48,127,344
116,117	*	Iberdrola S.A. (Interim)	1,101,650
939,169		Industria De Diseno Textil S.A.	28,102,108
378,565		Red Electrica Corp S.A.	7,137,403
1,259,764		Repsol YPF S.A.	19,980,874
198,746		Siemens Gamesa Renewable Energy	2,780,971
4,040,661		Telefonica S.A.	30,804,454
		TOTAL SPAIN	340,454,045
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
SWEDEN - 2.4%
274,098		Alfa Laval AB	$5,120,186
887,516		Assa Abloy AB	20,357,073
582,585		Atlas Copco AB (A Shares)	17,794,550
337,694		Atlas Copco AB (B Shares)	9,212,514
239,978		Boliden AB	5,442,052
196,329		Electrolux AB (Series B)	4,536,600
354,495		Epiroc AB	3,684,495
577,516		Epiroc AB (Class A)	6,328,299
2,663,931		Ericsson (LM) (B Shares)	23,307,454
531,715		Essity AB	15,793,577
694,197	e	Hennes & Mauritz AB (B Shares)	12,103,389
221,713		Hexagon AB (B Shares)	10,742,513
340,839		Husqvarna AB (B Shares)	3,018,075
80,967		ICA Gruppen AB	3,596,950
138,768		Industrivarden AB	3,014,713
210,418		Investment AB Kinnevik (B Shares)	5,351,626
387,160		Investor AB (B Shares)	18,408,105
59,090		Lundbergs AB (B Shares)	2,188,128
164,300		Lundin Petroleum AB	5,167,830
983,532		Sandvik AB	15,092,884
273,215		Securitas AB (B Shares)	4,231,082
1,416,815		Skandinaviska Enskilda Banken AB (Class A)	13,320,963
288,780		Skanska AB (B Shares)	5,391,813
335,398		SKF AB (B Shares)	5,501,463
1,306,369		Svenska Handelsbanken AB	11,754,605
771,796		Swedbank AB (A Shares)	10,510,106
154,109		Swedish Match AB	5,879,881
417,923		Tele2 AB (B Shares)	5,971,858
2,422,367		TeliaSonera AB	10,776,261
1,287,977		Volvo AB (B Shares)	19,133,041
		TOTAL SWEDEN	282,732,086

SWITZERLAND - 9.7%
1,585,984		ABB Ltd	29,938,862
136,826		Adecco S.A.	7,465,098
371,580	*	Alcon, Inc	21,518,052
42,646		Baloise Holding AG.	7,702,571
1,969		Barry Callebaut AG.	3,841,447
451,887		Cie Financiere Richemont S.A.	38,723,661
169,656		Clariant AG.	3,100,137
176,395		Coca-Cola HBC AG.	6,069,616
2,204,256		Credit Suisse Group	26,651,737
34,894		Dufry Group	3,060,259
7,045		EMS-Chemie Holding AG.	4,402,972
31,497		Geberit AG.	14,540,335
7,972		Givaudan S.A.	21,202,250
9,618,714		Glencore Xstrata plc	30,845,469
438,609		Holcim Ltd	21,528,024
192,358		Julius Baer Group Ltd	8,219,959
46,896		Kuehne & Nagel International AG.	6,905,121
962		Lindt & Spruengli AG.	7,090,101
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
91		Lindt & Spruengli AG. (Registered)	$7,530,340
64,023		Lonza Group AG.	21,931,309
2,649,350		Nestle S.A.	281,062,057
1,875,156		Novartis AG.	171,949,597
32,113		Pargesa Holding S.A.	2,410,259
15,946		Partners Group	12,681,695
47,785		Phonak Holding AG.	10,988,468
607,754		Roche Holding AG.	162,674,516
35,239		Schindler Holding AG.	8,123,706
17,236		Schindler Holding AG. (Registered)	3,877,506
4,523		SGS S.A.	11,169,395
110,030		Sika AG.	15,885,486
583,115		STMicroelectronics NV	10,686,699
8,973		Straumann Holding AG.	7,320,201
25,804		Swatch Group AG.	7,495,338
45,059		Swatch Group AG. (Registered)	2,457,127
28,900		Swiss Life Holding	13,965,608
65,444		Swiss Prime Site AG.	5,761,982
263,242		Swiss Re Ltd	25,491,513
23,499		Swisscom AG.	11,388,600
54,862		Temenos Group AG.	9,658,051
3,340,802		UBS AG.	37,289,477
38,085		Vifor Pharma AG.	5,636,823
130,176		Zurich Financial Services AG.	45,279,324
		TOTAL SWITZERLAND	1,155,520,748

UNITED ARAB EMIRATES - 0.0%
92,069	e	NMC Health plc	2,749,471
		TOTAL UNITED ARAB EMIRATES	2,749,471

UNITED KINGDOM - 13.9%
828,903		3i Group plc	11,169,484
181,218		Admiral Group plc	4,765,692
406,971		Ashtead Group plc	11,190,546
305,831		Associated British Foods plc	8,988,850
1,093,854		AstraZeneca plc	94,502,205
787,351	g	Auto Trader Group plc	5,168,629
3,369,442		Aviva plc	16,542,666
2,758,243		BAE Systems plc	18,325,019
14,776,360		Barclays plc	27,658,804
880,420		Barratt Developments plc	6,873,636
107,411		Berkeley Group Holdings plc	5,051,843
17,519,506		BP plc	115,922,103
1,982,689		British American Tobacco plc	70,648,228
763,115		British Land Co plc	4,710,962
7,280,085		BT Group plc	17,052,518
299,612		Bunzl plc	7,809,281
355,327		Burberry Group plc	9,797,707
4,998,498		Centrica plc	4,601,549
879,787		CNH Industrial NV	8,908,283
207,231		Coca-Cola European Partners plc (Class A)	11,455,730
1,373,772		Compass Group plc	34,757,123
114,986		Croda International plc	6,531,649
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
86,114		DCC plc	$7,261,878
2,090,226		Diageo plc	87,162,794
1,191,977		Direct Line Insurance Group plc	4,662,655
162,868		easyJet plc	1,908,637
790,512		Experian Group Ltd	23,975,566
951,092		Fiat DaimlerChrysler Automobiles NV	12,741,240
4,291,874		GlaxoSmithKline plc	88,759,912
1,285,333		Group 4 Securicor plc	2,983,193
520,916		GVC Holdings plc	3,731,789
327,893		Halma plc	7,918,441
252,005		Hargreaves Lansdown plc	6,402,178
17,346,539		HSBC Holdings plc	138,919,535
832,616		Imperial Tobacco Group plc	21,131,828
1,079,994		Informa plc	11,434,705
147,835		InterContinental Hotels Group plc	10,270,788
143,646		Intertek Group plc	9,943,792
3,009,053		ITV plc	4,041,607
1,580,349		J Sainsbury plc	3,771,079
574,139		John Wood Group plc	3,699,584
168,314		Johnson Matthey plc	6,562,880
1,800,916		Kingfisher plc	4,862,268
603,309		Land Securities Group plc	5,838,664
5,078,488		Legal & General Group plc	16,105,396
61,645,281		Lloyds TSB Group plc	39,877,319
276,006		London Stock Exchange Group plc	22,166,541
1,676,563		Marks & Spencer Group plc	4,213,924
690,818		Meggitt plc	4,985,178
4,181,308		Melrose Industries plc	9,436,839
642,136	g	Merlin Entertainments plc	3,512,699
304,803		Micro Focus International plc	6,420,397
419,975		Mondi plc	9,149,485
2,957,792		National Grid plc	30,315,187
120,478		Next plc	8,868,332
399,208	*	Ocado Ltd	6,025,836
677,562		Pearson plc	7,174,950
277,040		Persimmon plc	6,759,383
2,247,478		Prudential plc	46,240,127
609,665		Reckitt Benckiser Group plc	47,129,102
1,703,068		RELX plc (London)	40,393,888
1,616,615		Rentokil Initial plc	8,541,231
1,488,317		Rolls-Royce Group plc	15,556,391
4,124,974		Royal Bank of Scotland Group plc	10,867,430
844,797		RSA Insurance Group plc	5,745,785
930,194		Sage Group plc	8,111,658
106,624		Schroders plc	3,846,325
897,899		Scottish & Southern Energy plc	11,970,500
896,199		Segro plc	8,315,231
205,491		Severn Trent plc	5,025,259
758,978		Smith & Nephew plc	17,182,357
329,970		Smiths Group plc	6,562,372
60,300		Spirax-Sarco Engineering plc	6,575,309
440,094		St. James’s Place plc	5,251,562
2,410,036		Standard Chartered plc	19,833,869
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,175,611		Standard Life Aberdeen plc	$7,891,032
2,871,042		Taylor Wimpey plc	5,625,333
8,487,684		Tesco plc	22,990,644
1,247,699		Unilever NV	72,321,160
960,122		Unilever plc	57,763,008
569,231		United Utilities Group plc	5,440,424
23,102,257		Vodafone Group plc	42,045,691
232,430		Weir Group plc	4,202,063
113,569		Whitbread plc	6,238,731
2,070,619		WM Morrison Supermarkets plc	4,889,427
1,104,460		WPP plc	13,009,901
		TOTAL UNITED KINGDOM	1,654,994,796

UNITED STATES - 0.2%
143,689		Carnival plc	6,486,002
201,378		Ferguson plc	14,985,086
198,734	*	QIAGEN NV (Turquoise)	7,543,392
		TOTAL UNITED STATES	29,014,480

		TOTAL COMMON STOCKS	11,842,500,838
		(Cost $10,584,208,115)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.4%
$41,660,000		Federal Home Loan Bank (FHLB)	2.150%	08/01/19	41,660,000
2,120,000		Federal Home Loan Bank (FHLB)	2.175	09/10/19	2,115,006
		TOTAL GOVERNMENT AGENCY DEBT			43,775,006

TREASURY DEBT - 0.6%
10,590,000		United States Treasury Bill	2.142	08/06/19	10,587,053
15,290,000		United States Treasury Bill	2.182	08/13/19	15,279,508
14,060,000		United States Treasury Bill	2.062	08/20/19	14,044,973
21,250,000		United States Treasury Bill	1.952	08/22/19	21,225,012
7,680,000		United States Treasury Bill	2.081	09/10/19	7,662,571
		TOTAL TREASURY DEBT			68,799,117

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
40,224,340	c	State Street Navigator Securities Lending Government Money Market Portfolio			40,224,340
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			40,224,340

		TOTAL SHORT-TERM INVESTMENTS			152,798,463
		(Cost $152,797,777)

		TOTAL INVESTMENTS - 100.4%			11,995,299,301
		(Cost $10,737,005,892)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(46,521,231)
		NET ASSETS - 100.0%			$11,948,778,070
322

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $73,443,541.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $105,835,409 or 0.9% of net assets.

Futures contracts outstanding as of July 31, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	693	09/20/19	$66,589,909	$65,325,645	$(1,264,264)
323

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,211,218,575	18.5%
INDUSTRIALS	1,737,103,328	14.5
CONSUMER STAPLES	1,409,403,065	11.8
HEALTH CARE	1,343,150,518	11.2
CONSUMER DISCRETIONARY	1,336,693,813	11.2
MATERIALS	853,886,903	7.2
INFORMATION TECHNOLOGY	798,115,403	6.7
ENERGY	648,556,397	5.4
COMMUNICATION SERVICES	648,500,905	5.4
UTILITIES	431,427,212	3.6
REAL ESTATE	424,444,719	3.6
SHORT-TERM INVESTMENTS	152,798,463	1.3
OTHER ASSETS & LIABILITIES, NET	(46,521,231)	(0.4)

NET ASSETS	$11,948,778,070	100.0%
324

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 94.9%

CORPORATE BONDS - 49.3%

ARGENTINA - 0.7%
	$2,020,000	g	AES Argentina Generacion S.A.		7.750%	02/02/24	$1,807,920
ARS	2,000,000	g,i	YPF S.A.	Argentina Deposit Rates Badlar + 4.000%	51.625	07/07/20	648,171
	$1,950,000	g	YPF S.A.		6.950	07/21/27	1,755,000
			TOTAL ARGENTINA				4,211,091

BAHRAIN - 0.5%
	2,300,000	g	Oil and Gas Holding Co BSCC		7.625	11/07/24	2,572,338
			TOTAL BAHRAIN				2,572,338

BRAZIL - 4.9%
	2,200,000	g	Banco BTG Pactual S.A.		7.750	02/15/29	2,311,100
	1,450,000	g	Banco Votorantim S.A.		8.250	N/A‡	1,535,188
	2,875,000	g	Cosan Ltd		5.500	09/20/29	2,892,969
	2,325,000	g	Klabin Finance S.A.		4.875	09/19/27	2,362,200
	1,800,000	g	MARB BondCo plc		6.875	01/19/25	1,845,000
	2,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	2,495,425
	885,466	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	867,765
	3,625,278	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	1,051,331
	527,012	†,g,j	Odebrecht Oil & Gas Finance Ltd		0.000	N/A‡	5,797
	714,000	o	Oi S.A.		10.000	07/27/25	721,140
	1,500,000		Petrobras Global Finance BV		7.375	01/17/27	1,775,490
	1,625,000		Petrobras Global Finance BV		5.750	02/01/29	1,747,688
	1,700,000		Petrobras Global Finance BV		5.625	05/20/43	1,729,750
	2,000,000	g	Rio Oil Finance Trust		8.200	04/06/28	2,280,000
	775,000	g	Suzano Austria GmbH		6.000	01/15/29	856,375
	1,525,000	g	Suzano Austria GmbH		7.000	03/16/47	1,766,713
			TOTAL BRAZIL				26,243,931

CHILE - 2.8%
	2,350,000	g	AES Gener S.A.		7.125	03/26/79	2,538,000
	1,600,000	g	Celulosa Arauco y Constitucion S.A.		5.500	04/30/49	1,728,000
	1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,870,254
	2,150,000	g	Corp Nacional del Cobre de Chile-CODELCO		4.375	02/05/49	2,315,356
	2,100,000		Enel Chile S.A.		4.875	06/12/28	2,299,500
	2,600,000	g	Latam Finance Ltd		7.000	03/01/26	2,752,750
	1,375,000	g	Sociedad Quimica y Minera de Chile S.A.		4.250	05/07/29	1,448,906
			TOTAL CHILE				14,952,766
325

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
CHINA - 2.3%
	$2,100,000		China Evergrande Group	8.250%	03/23/22	$2,030,463
	2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,293,932
	2,350,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,250,125
	2,000,000		Shimao Property Holdings Ltd	5.200	01/30/25	2,016,420
	2,200,000	g	Tencent Holdings Ltd	3.975	04/11/29	2,317,666
	1,425,000		Weibo Corp	3.500	07/05/24	1,430,935
			TOTAL CHINA			12,339,541

COLOMBIA - 2.3%
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,015,020
	2,300,000		Ecopetrol S.A.	5.875	05/28/45	2,583,246
COP	4,500,000,000	g	Empresas Publicas de Medellin ESP	8.375	11/08/27	1,417,792
	$1,735,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	1,783,580
	1,650,000	g	Millicom International Cellular S.A.	6.250	03/25/29	1,780,763
	1,825,000	g	Termocandelaria Power Ltd	7.875	01/30/29	1,998,393
			TOTAL COLOMBIA			11,578,794

COSTA RICA - 0.2%
	952,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	974,372
			TOTAL COSTA RICA			974,372

DOMINICAN REPUBLIC - 0.5%
	2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,631,250
			TOTAL DOMINICAN REPUBLIC			2,631,250

GHANA - 0.5%
	1,000,000	g	Tullow Oil plc	6.250	04/15/22	1,005,940
	1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,735,781
			TOTAL GHANA			2,741,721

GUATEMALA - 0.4%
	2,200,000	g	Comcel Trust	6.875	02/06/24	2,277,000
			TOTAL GUATEMALA			2,277,000

HONG KONG - 0.1%
	825,000	g	Melco Resorts Finance Ltd	5.625	07/17/27	851,357
			TOTAL HONG KONG			851,357

INDIA - 3.7%
	2,825,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	2,900,128
	2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375	07/03/29	2,150,529
	2,650,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,671,807
	1,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	1,015,372
	2,500,000	g	GMR Hyderabad International Airport Ltd	5.375	04/10/24	2,564,272
	2,900,000	g	ICICI Bank Ltd	3.800	12/14/27	2,945,655
	2,300,000		Indian Railway Finance Corp Ltd	3.835	12/13/27	2,359,310
	2,300,000	g	Vedanta Resources Finance II plc	9.250	04/23/26	2,372,325
			TOTAL INDIA			18,979,398
326

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
INDONESIA - 4.5%
	$1,875,000	g	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	$2,067,512
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	859,455
	$2,000,000	g	Listrindo Capital BV	4.950	09/14/26	2,001,000
	1,625,000	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,892,464
	300,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	302,812
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,195,074
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,472,580
	850,000	g	Pertamina Persero PT	3.650	07/30/29	855,004
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,244,700
	1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,432,302
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,147,500
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,419,937
	875,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	892,127
	2,203,400	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,267,454
			TOTAL INDONESIA			23,049,921

IRELAND - 0.5%
	675,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	720,562
	2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,092,600
			TOTAL IRELAND			2,813,162

ISRAEL - 0.9%
	2,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	2,092,914
	1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,403,798
	1,450,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	1,297,750
			TOTAL ISRAEL			4,794,462

JAMAICA - 0.1%
	2,560,908	†,g,o	Digicel Group Two Ltd	9.125	04/01/24	448,159
			TOTAL JAMAICA			448,159

KAZAKHSTAN - 2.9%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,141,496
	$1,098,937	g	Kazkommertsbank JSC	5.500	12/21/22	1,100,262
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	1,951,331
	3,000,000	g	KazMunayGas National Co JSC	5.375	04/24/30	3,362,511
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	1,881,763
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,574,391
	2,500,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	2,553,125
			TOTAL KAZAKHSTAN			14,564,879

MACAU - 0.6%
	1,325,000	g	MGM China Holdings Ltd	5.875	05/15/26	1,387,937
	1,550,000	g	Wynn Macau Ltd	4.875	10/01/24	1,548,063
			TOTAL MACAU			2,936,000

MALAYSIA - 0.5%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,901,519
			TOTAL MALAYSIA			2,901,519
327

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
MEXICO - 4.1%
	$800,000	g	BBVA Bancomer S.A.	5.350%	11/12/29	$789,008
	2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,523,281
	2,169,375	g	Cometa Energia S.A. de C.V.	6.375	04/24/35	2,258,862
	2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500	N/A‡	2,095,000
	2,691,000	g	Mexico City Airport Trust	4.250	10/31/26	2,680,936
	5,000,000		Petroleos Mexicanos	4.875	01/18/24	4,909,500
	2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,929,900
	2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,814,027
	1,885,000	g	PLA Administradora Industrial S de RL de C.V.	4.962	07/18/29	1,872,747
			TOTAL MEXICO			20,873,261

MOROCCO - 0.7%
	2,800,000	g	OCP S.A.	6.875	04/25/44	3,363,329
			TOTAL MOROCCO			3,363,329

NIGERIA - 0.5%
	2,300,000	g	IHS Netherlands Holdco BV	9.500	10/27/21	2,381,335
			TOTAL NIGERIA			2,381,335

OMAN - 0.5%
	2,300,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	2,360,796
			TOTAL OMAN			2,360,796

PANAMA - 1.0%
	2,500,000	g	Banco General S.A.	4.125	08/07/27	2,564,375
	2,300,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	2,498,375
			TOTAL PANAMA			5,062,750

PERU - 2.7%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,921,901
	$1,050,000	g	Consorcio Transmantaro SA	4.700	04/16/34	1,130,062
	1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,774,237
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,394,300
	2,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,039,000
	1,225,000	g	Intercorp Peru Ltd	3.875	08/15/29	1,206,625
	975,000	g,h	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,003,031
	2,000,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,275,000
			TOTAL PERU			14,744,156

RUSSIA - 2.3%
	1,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	996,207
	1,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	7.500	10/05/27	884,334
	2,225,000	g	Evraz plc	5.250	04/02/24	2,350,112
	2,800,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	3,011,101
	2,300,000	g	MMK International Capital DAC	4.375	06/13/24	2,382,232
	2,300,000	g	Novolipetsk Steel Via Steel Funding DAC	4.700	05/30/26	2,401,821
			TOTAL RUSSIA			12,025,807
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
SAUDI ARABIA - 0.5%
	$2,275,000	g	SABIC Capital II BV	4.500%	10/10/28	$2,483,413
			TOTAL SAUDI ARABIA			2,483,413

SOUTH AFRICA - 2.7%
	2,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,003,604
	2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	2,060,944
	1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,766,128
	2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,512,750
	2,100,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,292,182
EUR	525,000	g	Sappi Papier Holding GmbH	3.125	04/15/26	592,270
	$2,800,000	g	Transnet SOC Ltd	4.000	07/26/22	2,794,305
			TOTAL SOUTH AFRICA			14,022,183

SPAIN - 0.5%
	2,500,000	g	International Airport Finance S.A.	12.000	03/15/33	2,801,450
			TOTAL SPAIN			2,801,450

THAILAND - 0.4%
	2,200,000	g	Bangkok Bank PCL	4.050	03/19/24	2,311,555
			TOTAL THAILAND			2,311,555

TRINIDAD AND TOBAGO - 0.3%
	1,300,000	g	Trinidad Petroleum Holdings Ltd	9.750	06/15/26	1,454,375
			TOTAL TRINIDAD AND TOBAGO			1,454,375

TURKEY - 1.7%
	1,900,000	g	Akbank TAS	7.200	03/16/27	1,704,042
	500,000	g	Akbank TAS	6.797	04/27/28	426,822
	2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,722,288
	2,050,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,918,238
	1,800,000	g	Turkiye Sise ve Cam Fabrikalari AS.	6.950	03/14/26	1,823,503
	1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,687,284
			TOTAL TURKEY			9,282,177

UKRAINE - 0.9%
	2,125,000	g	MHP Lux S.A.	6.950	04/03/26	2,182,428
	2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,550,000
			TOTAL UKRAINE			4,732,428

UNITED ARAB EMIRATES - 0.8%
	1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,237,148
	2,100,000	g	DP World Ltd	5.625	09/25/48	2,338,423
			TOTAL UNITED ARAB EMIRATES			4,575,571

UNITED STATES - 0.8%
	2,300,000	g	Hyundai Capital America	2.750	09/27/26	2,181,748
	1,900,000		Las Vegas Sands Corp	3.500	08/18/26	1,907,968
			TOTAL UNITED STATES			4,089,716

			TOTAL CORPORATE BONDS			258,425,963
			(Cost $250,603,679)
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 45.6%

ANGOLA - 1.0%
	$2,250,000	g	Angolan Government International Bond	8.250%	05/09/28	$2,395,420
	2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,769,747
			TOTAL ANGOLA			5,165,167

ARGENTINA - 1.9%
	2,850,000		Argentina Republic Government International Bond	5.625	01/26/22	2,462,400
	18,500,000	j	Argentina Treasury Bond BONCER	2.500	07/22/21	712,498
	2,000,000		Argentine Republic Government International Bond	7.500	04/22/26	1,714,000
	4,000,000		Argentine Republic Government International Bond	7.125	06/28/17	3,073,000
	2,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,982,226
			TOTAL ARGENTINA			9,944,124

AZERBAIJAN - 0.7%
	2,000,000	g	Republic of Azerbaijan Government International Bond	5.125	09/01/29	2,108,508
	1,400,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,644,216
			TOTAL AZERBAIJAN			3,752,724

BAHRAIN - 0.4%
	2,000,000	g	Bahrain Government International Bond	7.000	01/26/26	2,245,402
			TOTAL BAHRAIN			2,245,402

BARBADOS - 0.0%
	150,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	96,187
			TOTAL BARBADOS			96,187

BERMUDA - 0.5%
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,793,750
			TOTAL BERMUDA			2,793,750

BRAZIL - 2.1%
BRL	7,715,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	2,234,694
	7,200,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/25	2,142,408
	$2,150,000		Brazilian Government International Bond	7.125	01/20/37	2,749,334
	3,625,000		Brazilian Government International Bond	5.625	02/21/47	4,035,495
			TOTAL BRAZIL			11,161,931

COLOMBIA - 0.5%
COP	5,065,000,000		Colombian TES	7.000	05/04/22	1,630,470
	2,825,000,000		Colombian TES	7.500	08/26/26	956,247
			TOTAL COLOMBIA			2,586,717
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
COSTA RICA - 0.6%
	$500,000	g	Costa Rica Government International Bond	7.000%	04/04/44	$512,505
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,587,525
			TOTAL COSTA RICA			3,100,030

COTE D’IVOIRE - 0.6%
	3,190,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	3,123,967
			TOTAL COTE D’IVOIRE			3,123,967

DOMINICAN REPUBLIC - 1.8%
	3,600,000	g	Dominican Republic Government International Bond	6.875	01/29/26	4,095,036
DOP	80,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	1,735,051
	$3,160,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,728,832
			TOTAL DOMINICAN REPUBLIC			9,558,919

ECUADOR - 2.5%
	2,000,000	g	Ecuador Government International Bond	9.650	12/13/26	2,155,000
	1,150,000	g	Ecuador Government International Bond	9.650	12/13/26	1,239,125
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,804,687
	2,500,000	g	Ecuador Government International Bond	7.875	01/23/28	2,450,000
	3,500,000	g	Ecuador Government International Bond	10.750	01/31/29	3,920,000
	875,000	g	Petroamazonas EP	4.625	02/16/20	870,625
	625,000	g	Petroamazonas EP	4.625	11/06/20	617,300
			TOTAL ECUADOR			13,056,737

EGYPT - 2.5%
EGP	12,500,000		Egypt Government International Bond	16.000	06/11/22	758,530
	$3,875,000	g	Egypt Government International Bond	5.577	02/21/23	4,007,261
	2,200,000	g	Egypt Government International Bond	6.588	02/21/28	2,264,645
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,555,270
	2,550,000	g	Egypt Government International Bond	8.500	01/31/47	2,788,155
	1,500,000	g	Egypt Government International Bond	8.700	03/01/49	1,646,111
			TOTAL EGYPT			13,019,972

EL SALVADOR - 1.2%
	1,300,000	g	El Salvador Government International Bond	6.375	01/18/27	1,340,638
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	3,348,031
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	1,466,675
			TOTAL EL SALVADOR			6,155,344

GHANA - 1.0%
GHS	2,965,000	†,g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	597,014
	$2,825,000	g	Ghana Government International Bond	8.125	03/26/32	2,877,333
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	2,035,568
			TOTAL GHANA			5,509,915
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
GREECE - 0.5%
EUR	2,225,000	g	Hellenic Republic Government International Bond	1.875%	07/23/26	$2,488,968
			TOTAL GREECE			2,488,968

GUATEMALA - 1.0%
	$1,500,000	g	Guatemala Government International Bond	4.500	05/03/26	1,524,300
	1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,662,375
	1,975,000	g	Guatemala Government International Bond	6.125	06/01/50	2,137,957
			TOTAL GUATEMALA			5,324,632

HONDURAS - 0.4%
	2,050,000	g	Honduras Government International Bond	6.250	01/19/27	2,216,583
			TOTAL HONDURAS			2,216,583

INDONESIA - 1.1%
	1,350,000	g	Indonesia Government International Bond	4.625	04/15/43	1,461,656
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	989,441
	18,200,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,384,249
	19,700,000,000		Indonesia Treasury Bond	8.375	03/15/34	1,492,815
			TOTAL INDONESIA			5,328,161

IRAQ - 1.0%
	$3,350,000	g	Iraq Government International Bond	6.752	03/09/23	3,464,855
	1,600,000	g	Iraq Government International Bond	5.800	01/15/28	1,588,320
			TOTAL IRAQ			5,053,175

JAMAICA - 1.5%
	3,950,000		Jamaica Government International Bond	8.000	03/15/39	5,006,664
	2,200,000		Jamaica Government International Bond	7.875	07/28/45	2,788,522
			TOTAL JAMAICA			7,795,186

JORDAN - 0.4%
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	2,131,072
			TOTAL JORDAN			2,131,072

KENYA - 1.0%
	1,450,000	g	Kenya Government International Bond	6.875	06/24/24	1,557,142
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,392,045
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,384,459
			TOTAL KENYA			5,333,646

LEBANON - 1.1%
	3,200,000		Lebanon Government International Bond	6.250	11/04/24	2,520,112
	3,800,000		Lebanon Government International Bond	6.850	03/23/27	2,964,293
			TOTAL LEBANON			5,484,405

MEXICO - 0.5%
MXN	51,100,000		Mexican Bonos	7.500	06/03/27	2,670,732
			TOTAL MEXICO			2,670,732
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
MONGOLIA - 0.3%
	$1,400,000	g	Mongolia Government International Bond	8.750%	03/09/24	$1,587,606
			TOTAL MONGOLIA			1,587,606

MOROCCO - 0.3%
	1,500,000	g	Morocco Government International Bond	5.500	12/11/42	1,751,118
			TOTAL MOROCCO			1,751,118

NIGERIA - 1.7%
	1,250,000	g	Nigeria Government International Bond	7.625	11/21/25	1,390,784
	4,475,000	g	Nigeria Government International Bond	6.500	11/28/27	4,583,067
	2,500,000	g	Nigeria Government International Bond	7.696	02/23/38	2,588,590
			TOTAL NIGERIA			8,562,441

OMAN - 1.0%
	1,500,000	g	Oman Government International Bond	5.375	03/08/27	1,467,482
	2,000,000	g	Oman Government International Bond	6.000	08/01/29	1,999,356
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,111,481
	750,000	g	Oman Government International Bond	6.750	01/17/48	709,454
			TOTAL OMAN			5,287,773

PAKISTAN - 0.4%
	1,950,000	g	Pakistan Government International Bond	6.875	12/05/27	2,032,140
			TOTAL PAKISTAN			2,032,140

PANAMA - 0.5%
	2,400,000	g	Panama Notas del Tesoro	3.750	04/17/26	2,502,000
			TOTAL PANAMA			2,502,000

PARAGUAY - 0.8%
	2,525,000	g	Paraguay Government International Bond	4.700	03/27/27	2,752,250
	1,525,000	g	Paraguay Government International Bond	5.400	03/30/50	1,719,453
			TOTAL PARAGUAY			4,471,703

PERU - 0.4%
PEN	6,325,000	g	Peruvian Government International Bond	6.950	08/12/31	2,311,731
			TOTAL PERU			2,311,731

PHILIPPINES - 0.5%
PHP	105,000,000		Philippine Government International Bond	6.250	01/14/36	2,399,614
			TOTAL PHILIPPINES			2,399,614

POLAND - 0.3%
PLN	1,530,000		Republic of Poland Government International Bond	5.750	10/25/21	430,792
	4,900,000		Republic of Poland Government International Bond	2.750	10/25/29	1,334,578
			TOTAL POLAND			1,765,370
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
QATAR - 0.5%
	$2,100,000	g	Qatar Government International Bond	4.817%	03/14/49	$2,430,750
			TOTAL QATAR			2,430,750

REPUBLIC OF SERBIA - 0.7%
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,636,548
	182,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,982,840
			TOTAL REPUBLIC OF SERBIA			3,619,388

RUSSIA - 1.7%
RUB	170,300,000		Russian Federal Bond-OFZ	7.100	10/16/24	2,687,795
	1,600,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	1,676,074
	2,000,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	2,180,664
	2,000,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	2,253,036
			TOTAL RUSSIA			8,797,569

RWANDA - 0.5%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,660,110
			TOTAL RWANDA			2,660,110

SENEGAL - 0.6%
	1,400,000	g	Senegal Government International Bond	6.250	05/23/33	1,389,384
	1,500,000	g	Senegal Government International Bond	6.750	03/13/48	1,446,055
			TOTAL SENEGAL			2,835,439

SOUTH AFRICA - 1.9%
	1,325,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	1,417,077
	1,150,000		Republic of South Africa Government International Bond	5.875	06/22/30	1,226,342
	2,350,000		South Africa Government International Bond	5.875	09/16/25	2,545,402
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	3,481,232
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	1,228,670
			TOTAL SOUTH AFRICA			9,898,723

SRI LANKA - 1.4%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,884,521
	2,500,000	g	Sri Lanka Government International Bond	6.825	07/18/26	2,539,333
	2,500,000	g	Sri Lanka Government International Bond	7.550	03/28/30	2,555,550
			TOTAL SRI LANKA			6,979,404

THAILAND - 0.4%
THB	23,000,000		Thailand Government International Bond	2.400	12/17/23	768,695
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,381,563
			TOTAL THAILAND			2,150,258

TURKEY - 1.1%
	$2,300,000		Turkey Government International Bond	6.350	08/10/24	2,318,308
	2,850,000		Turkey Government International Bond	6.000	03/25/27	2,759,609
	1,000,000		Turkey Government International Bond	6.875	03/17/36	981,818
			TOTAL TURKEY			6,059,735
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
UKRAINE - 2.8%
UAH	38,000,000		Citigroup Global Markets Holdings, Inc	14.700%	01/25/21	$1,473,857
	37,000,000		Ukraine Government International Bond	15.840	02/26/25	1,507,749
	$5,950,000	g	Ukraine Government International Bond	7.750	09/01/25	6,287,365
	2,900,000	g	Ukraine Government International Bond	9.750	11/01/28	3,391,109
	2,320,000	g,i,j	Ukraine Government International Bond	0.000	05/31/40	1,972,000
			TOTAL UKRAINE			14,632,080

URUGUAY - 0.8%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	509,208
	$2,000,000		Uruguay Government International Bond	4.375	10/27/27	2,177,520
	1,300,000		Uruguay Government International Bond	5.100	06/18/50	1,485,263
			TOTAL URUGUAY			4,171,991

UZBEKISTAN - 0.6%
	2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,265,672
	1,250,000	g	Republic of Uzbekistan Government International Bond	5.375	02/20/29	1,338,660
			TOTAL UZBEKISTAN			3,604,332

ZAMBIA - 0.6%
	400,000	g	Zambia Government International Bond	5.375	09/20/22	280,600
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	2,516,210
	750,000	g	Zambia Government International Bond	8.970	07/30/27	535,328
			TOTAL ZAMBIA			3,332,138

			TOTAL GOVERNMENT BONDS			238,940,859
			(Cost $231,538,334)

			TOTAL BONDS			497,366,822
			(Cost $482,142,013)

SHARES			COMPANY
COMMON STOCKS - 0.1%

	151,162	*	Oi S.A. (ADR)			299,301
			TOTAL TELECOMMUNICATION SERVICES			299,301
			TOTAL COMMON STOCKS			299,301
			(Cost $1,044,573)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 4.0%

ARGENTINA - 0.2%
ARS	26,000,000	j	Argentina Treasury Bill	0.000	4/30/2020	684,414
	24,700,000	j	Argentina Treasury Bill	0.000	7/31/2020	552,396
			TOTAL ARGENTINA			1,236,810

EGYPT - 0.7%
EGP	8,600,000	j	Egypt Treasury Bills	0.000	09/24/19	507,082
	21,000,000	j	Egypt Treasury Bills	0.000	11/12/19	1,208,746
	39,500,000	j	Egypt Treasury Bills	0.000	12/03/19	2,251,853
			TOTAL EGYPT			3,967,681

335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
NIGERIA - 0.7%
NGN	798,000,000	j	Nigeria OMO Bill	0.000%	09/12/19	$2,174,746
	510,000,000	j	Nigeria OMO Bill	0.000	01/09/20	1,339,741
			TOTAL NIGERIA			3,514,487

UNITED STATES - 2.4%
	$12,450,000		Federal Home Loan Bank (FHLB)	2.150	08/01/19	12,450,000
			TOTAL UNITED STATES			12,450,000

			TOTAL SHORT-TERM INVESTMENTS			21,168,978
(Cost $21,325,670)

			TOTAL INVESTMENTS - 99.0%			518,835,101
(Cost $504,512,256)
			OTHER ASSETS & LIABILITIES, NET - 1.0%			5,421,985
			NET ASSETS - 100.0%			$524,257,086

Abbreviation(s):
	ADR		American Depositary Receipt
	ARS		Argentine Peso
	BRL		Brazilian Real
	COP		Colombian Peso
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	GHS		Ghanaian Cedi
	IDR		Indonesian Rupiah
	KZT		Kazakhstani Tenge
	MXN		Mexican Peso
	NGN		Nigerian Naira
	PEN		Peruvian Sol
	PHP		Philippine Peso
	PLN		Polish Zloty
	RSD		Serbian Dinar
	RUB		Russian Ruble
	THB		Thai Baht
	UAH		Ukrainian Hryvnia
	UYU		Uruguayan Peso
	ZAR		South African Rand
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $382,025,387 or 72.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default

Forward foreign currency contracts outstanding as of July 31, 2019 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,500,000	CNY	10,466,805	Australia and New Zealand Banking Group	11/19/19	$(14,121)
CNY	10,301,850		$1,500,000	Citibank N.A.	11/19/19	(9,741)
Total						$(23,862)

Abbreviation(s):
CNY	Chinese Yuan

Bilateral credit default swap contracts outstanding as of July 31, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(*)	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
Petroleos Mexicanos, S.A.	1.000%	Credit event as specified in contract	Goldman Sachs & Co.	12/20/23	$2,000,000	$183,018	$134,655	$48,363

*The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$238,940,859	45.6%
UTILITIES	55,292,642	10.6
FINANCIALS	45,222,823	8.6
ENERGY	44,388,297	8.5
COMMUNICATION SERVICES	35,359,395	6.7
INDUSTRIALS	20,382,168	3.9
MATERIALS	20,337,343	3.9
CONSUMER DISCRETIONARY	10,127,199	1.9
CONSUMER STAPLES	9,842,298	1.9
INFORMATION TECHNOLOGY	8,730,736	1.7
REAL ESTATE	6,340,815	1.2
HEALTH CARE	2,701,548	0.5
SHORT-TERM INVESTMENTS	21,168,978	4.0
OTHER ASSETS & LIABILITIES, NET	5,421,985	1.0

NET ASSETS	$524,257,086	100.0%
338

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2019

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.5%

AUSTRALIA - 0.1%
$395,243	i	Hamilton Holdco LLC	LIBOR 3 M + 2.000%	4.330%	07/02/25	$394,748
		TOTAL AUSTRALIA				394,748

CANADA - 0.1%
433,890	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.484	02/16/24	433,782
		TOTAL CANADA				433,782

IRELAND - 0.1%
470,791	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	4.022	01/15/25	471,747
		TOTAL IRELAND				471,747

LUXEMBOURG - 0.2%
439,509	i	Ineos US Finance LLC	LIBOR 2 M + 2.000%	4.258	03/31/24	432,490
244,375	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.234	03/11/24	212,484
		TOTAL LUXEMBOURG				644,974

UNITED STATES - 1.0%
343,434	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.325	12/14/23	341,504
308,201	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	4.734	03/01/24	307,381
494,962	i	Dell International LLC	LIBOR 1 M + 2.000%	4.240	09/07/23	496,125
122,500	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.500	04/29/24	111,552
248,125	i	HD Supply, Inc	LIBOR 1 M + 1.750%	3.984	10/17/23	248,559
245,256	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.080	09/24/24	208,196
494,937	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.367	10/04/23	493,878
459,534	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.734	07/02/25	459,419
344,372	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.234	02/22/24	345,137
495,000	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.984	04/25/25	483,333
334,145	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.984	02/06/24	291,819
459,343	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.379	06/02/25	460,835
		TOTAL UNITED STATES				4,247,738

		TOTAL BANK LOAN OBLIGATIONS				6,192,989
		(Cost $6,341,120)

339

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
BONDS - 92.2%

CORPORATE BONDS - 20.7%

CANADA - 0.1%
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750%	03/29/28	$303,995
			TOTAL CANADA			303,995

CHILE - 0.5%
	$550,000	g	Banco del Estado de Chile	2.668	01/08/21	550,006
	300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	304,128
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	261,100
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	441,588
	450,000		Enel Chile S.A.	4.875	06/12/28	492,750
			TOTAL CHILE			2,049,572

CHINA - 0.4%
	200,000		Baidu, Inc	2.875	07/06/22	200,161
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	263,371
EUR	700,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	809,180
	$250,000		Weibo Corp	3.500	07/05/24	251,041
			TOTAL CHINA			1,523,753

COLOMBIA - 0.2%
	300,000		Ecopetrol S.A.	5.375	06/26/26	331,350
	550,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	565,400
			TOTAL COLOMBIA			896,750

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	455,087
			TOTAL CZECH REPUBLIC			455,087

FRANCE - 0.2%
	850,000	g	Altice France S.A.	5.875	02/01/27	1,031,940
			TOTAL FRANCE			1,031,940

GERMANY - 0.2%
	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	834,136
			TOTAL GERMANY			834,136

INDIA - 0.4%
	$575,000	g	Adani Ports & Special Economic Zone Ltd	3.375	07/24/24	574,290
	675,000	g	ICICI Bank Ltd	3.800	12/14/27	685,627
	200,000	z	Indian Railway Finance Corp Ltd	3.730	03/29/24	205,449
	300,000	z	Power Finance Corp Ltd	4.500	06/18/29	310,441
			TOTAL INDIA			1,775,807

INDONESIA - 0.4%
	500,000	z	Bank Mandiri Persero Tbk PT	3.750	04/11/24	514,025
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	236,363

340

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$200,000	g	Pertamina Persero PT	3.650%	07/30/29	$201,177
	225,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	229,404
			TOTAL INDONESIA			1,180,969

IRELAND - 0.2%
	850,000	g	James Hardie International Finance DAC	4.750	01/15/25	869,125
			TOTAL IRELAND			869,125

ISRAEL - 0.3%
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	654,036
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	467,933
			TOTAL ISRAEL			1,121,969

JAPAN - 1.0%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.980	10/09/23	574,518
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	575,073
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	571,349
	500,000	z	Takeda Pharmaceutical Co Ltd	0.375	11/21/20	557,521
	1,400,000	z	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,608,826
	500,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	661,946
			TOTAL JAPAN			4,549,233

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	494,075
	500,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	510,625
			TOTAL KAZAKHSTAN			1,004,700

LUXEMBOURG - 0.2%
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	391,334
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	647,569
			TOTAL LUXEMBOURG			1,038,903

MEXICO - 0.6%
	$200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	205,550
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	216,761
	400,000	z	Petroleos Mexicanos	3.625	11/24/25	425,116
	$650,000		Petroleos Mexicanos	5.350	02/12/28	597,350
	375,000	g	PLA Administradora Industrial S de RL de C.V.	4.962	07/18/29	372,563
	250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	254,750
			TOTAL MEXICO			2,072,090

NETHERLANDS - 0.1%
EUR	425,000	g	OCI NV	5.000	04/15/23	493,999
			TOTAL NETHERLANDS			493,999
341

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
PANAMA - 0.1%
	$550,000	g	Banco General S.A.	4.125%	08/07/27	$564,162
			TOTAL PANAMA			564,162

PERU - 0.1%
	550,000	g	Cerro del Aguila S.A.	4.125	08/16/27	562,375
			TOTAL PERU			562,375

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,165,015
			TOTAL PORTUGAL			1,165,015

QATAR - 0.1%
	$300,000	z	QNB Finance Ltd	3.500	03/28/24	306,339
			TOTAL QATAR			306,339

RUSSIA - 0.1%
EUR	400,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	469,769
			TOTAL RUSSIA			469,769

SAUDI ARABIA - 0.1%
	$250,000	g	SABIC Capital II BV	4.000	10/10/23	261,669
			TOTAL SAUDI ARABIA			261,669

SINGAPORE - 0.0%
	200,000	g	United Overseas Bank Ltd	3.750	04/15/29	205,589
			TOTAL SINGAPORE			205,589

SOUTH AFRICA - 0.1%
	350,000		SASOL Financing USA LLC	6.500	09/27/28	394,097
			TOTAL SOUTH AFRICA			394,097

SUPRANATIONAL - 0.5%
	750,000	z	African Export-Import Bank	5.250	10/11/23	804,185
EUR	825,000		European Stability Mechanism	1.000	09/23/25	992,932
			TOTAL SUPRANATIONAL			1,797,117

SWEDEN - 0.2%
	$600,000	g	Stena AB	7.000	02/01/24	588,000
			TOTAL SWEDEN			588,000

SWITZERLAND - 0.5%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	918,276
	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	694,706
	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	374,353
			TOTAL SWITZERLAND			1,987,335
342

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
THAILAND - 0.1%
	$300,000	g	Bangkok Bank PCL	4.050%	03/19/24	$315,212
			TOTAL THAILAND			315,212

UNITED ARAB EMIRATES - 0.2%
	200,000	g	ADCB Finance Cayman Ltd	4.000	03/29/23	209,098
	400,000	g	DP World Ltd	5.625	09/25/48	445,414
			TOTAL UNITED ARAB EMIRATES			654,512

UNITED KINGDOM - 1.4%
GBP	1,050,000		BAE Systems plc	4.125	06/08/22	1,382,208
EUR	500,000	z	Barclays plc	0.625	11/14/23	551,850
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,207,023
GBP	750,000		HSBC Holdings plc	2.175	06/27/23	928,864
EUR	750,000		RELX Capital, Inc	1.300	05/12/25	884,948
	750,000	g	Virgin Media Finance plc	4.500	01/15/25	857,722
			TOTAL UNITED KINGDOM			5,812,615

UNITED STATES - 11.8%
	200,000	z	Abbott Ireland Financing DAC	0.010	09/27/20	221,753
	500,000	z	Abbott Ireland Financing DAC	0.875	09/27/23	575,992
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	606,076
	950,000	g	Adient Global Holdings Ltd	3.500	08/15/24	844,460
	1,200,000		Allergan Funding SCS	1.250	06/01/24	1,387,898
	150,000		Allergan Funding SCS	2.625	11/15/28	191,205
GBP	575,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	679,887
EUR	500,000		American International Group, Inc	1.500	06/08/23	583,149
	300,000		American Tower Corp	1.375	04/04/25	349,072
	600,000		American Tower Corp	1.950	05/22/26	722,667
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,234,938
	600,000		Aon plc	2.875	05/14/26	756,563
	1,125,000		Apple, Inc	1.375	05/24/29	1,389,427
	570,000	g	Aramark International Finance Sarl	3.125	04/01/25	649,901
	700,000		AT&T, Inc	1.300	09/05/23	814,942
	500,000		AT&T, Inc	2.350	09/05/29	636,696
	$500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	528,588
EUR	700,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	799,930
	350,000		Ball Corp	4.375	12/15/23	452,297
	500,000	z	Bank of America Corp	1.375	03/26/25	596,128
	500,000	z	Bank of America Corp	1.662	04/25/28	604,024
	430,000		Becton Dickinson and Co	1.401	05/24/23	497,330
	270,000		Becton Dickinson and Co	1.401	05/24/23	312,277
	670,000		Becton Dickinson and Co	1.900	12/15/26	801,827
	600,000		Bristol-Myers Squibb Co	1.000	05/15/25	703,098
	100,000		Capital One Financial Corp	0.800	06/12/24	112,858
	350,000		Chubb INA Holdings, Inc	0.875	06/15/27	403,533
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	909,113
343

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
EUR	350,000		Chubb INA Holdings, Inc	1.400%	06/15/31	$413,838
	500,000	z	Citigroup, Inc	1.500	07/24/26	594,057
	900,000		DH Europe Finance S.A.	1.200	06/30/27	1,050,162
	250,000		Digital Euro Finco LLC	2.625	04/15/24	305,527
	600,000		Digital Euro Finco LLC	2.500	01/16/26	733,692
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	127,966
	200,000		Discovery Communications LLC	2.500	09/20/24	250,611
	$1,005,000		Enable Midstream Partners LP	4.950	05/15/28	1,041,340
	1,155,000		Energy Transfer Operating LP	5.250	04/15/29	1,289,312
	600,000		Ensco plc	7.750	02/01/26	438,000
EUR	400,000		FedEx Corp	1.000	01/11/23	456,768
	500,000		FedEx Corp	1.625	01/11/27	597,468
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	185,645
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	436,672
	775,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	898,070
	$150,000	g	Hyundai Capital America	3.250	09/20/22	151,425
	500,000	g	Hyundai Capital America	2.750	09/27/26	474,293
EUR	750,000		Illinois Tool Works, Inc	1.250	05/22/23	873,031
	550,000	g	International Game Technology plc	4.750	02/15/23	680,079
	800,000	g	Iron Mountain, Inc	3.000	01/15/25	902,962
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	607,882
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	563,439
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	813,857
	500,000		McDonald’s Corp	0.900	06/15/26	580,467
	$850,000		MGM Resorts International	4.625	09/01/26	871,250
EUR	670,000		Morgan Stanley	1.342	10/23/26	786,796
GBP	600,000	z	New York Life Global Funding	1.750	12/15/22	747,229
EUR	650,000	g	OI European Group BV	3.125	11/15/24	785,928
	800,000		Parker-Hannifin Corp	1.125	03/01/25	919,163
	500,000		ProLogis LP	3.000	06/02/26	656,907
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	560,406
	750,000		Silgan Holdings, Inc	3.250	03/15/25	854,967
	500,000		Simon International Finance S.C.A	1.250	05/13/25	589,373
	500,000		Stryker Corp	2.125	11/30/27	633,097
	450,000		Stryker Corp	2.625	11/30/30	596,788
	1,100,000		SYSCO Corp	1.250	06/23/23	1,264,513
	700,000		The Procter & Gamble Company	0.625	10/30/24	805,439
	500,000		The Procter & Gamble Company	1.875	10/30/38	669,839
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	179,185
	200,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	238,913
	1,100,000		United Technologies Corp	1.150	05/18/24	1,278,546
	200,000		Verizon Communications, Inc	0.500	06/02/22	225,621
	400,000		Verizon Communications, Inc	1.375	10/27/26	480,313
	400,000		Verizon Communications, Inc	1.875	10/26/29	500,008
	600,000		Walmart, Inc	2.550	04/08/26	781,080
			TOTAL UNITED STATES			47,257,553

			TOTAL CORPORATE BONDS			83,543,387
			(Cost $82,035,109)
344

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 71.5%

ARGENTINA - 0.3%
	$1,175,000		Argentina Republic Government International Bond	5.625%	01/26/22	$1,015,200
			TOTAL ARGENTINA			1,015,200

AUSTRALIA - 1.4%
AUD	1,000,000		Australia Government International Bond	2.250	05/21/28	747,140
	3,300,000		Australia Government International Bond	3.000	03/21/47	2,814,738
	1,050,000	z	Treasury Corp of Victoria	2.500	10/22/29	773,929
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,286,554
			TOTAL AUSTRALIA			5,622,361

AUSTRIA - 0.5%
EUR	1,725,000	g	Republic of Austria Government International Bond	0.750	02/20/28	2,087,481
			TOTAL AUSTRIA			2,087,481

BELGIUM - 1.6%
	1,950,000	g	Kingdom of Belgium Government International Bond	0.900	06/22/29	2,377,428
	875,000		Kingdom of Belgium Government International Bond	1.250	04/22/33	1,113,532
	1,650,000	g	Kingdom of Belgium Government International Bond	1.600	06/22/47	2,231,492
	630,000	g,z	Kingdom of Belgium Government International Bond	1.700	06/22/50	866,854
			TOTAL BELGIUM			6,589,306

BERMUDA - 0.3%
	$950,000	g	Bermuda Government International Bond	4.750	02/15/29	1,061,625
			TOTAL BERMUDA			1,061,625

BRAZIL - 0.5%
BRL	7,200,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	2,085,521
			TOTAL BRAZIL			2,085,521

CANADA - 3.9%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,330,336
	1,550,000		Canadian Government International Bond	2.250	06/01/29	1,249,971
	6,160,000		Canadian Government International Bond	1.750	08/01/20	4,669,054
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,491,149
	1,650,000		Canadian Government International Bond	2.750	12/01/48	1,546,322
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,394,935
	2,600,000		Province of British Columbia Canada	2.550	06/18/27	2,039,536
	1,600,000		Province of New Brunswick Canada	3.100	08/14/28	1,294,075
	1,000,000		Province of Quebec Canada	2.750	09/01/27	793,204
			TOTAL CANADA			15,808,582
345

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
CHINA - 0.4%
CNY	9,500,000		China Government International Bond	4.000%	05/22/24	$1,446,243
			TOTAL CHINA			1,446,243

COTE D’IVOIRE - 0.3%
EUR	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,124,872
			TOTAL COTE D’IVOIRE			1,124,872

CROATIA - 0.3%
	1,100,000	z	Croatia Government International Bond	1.125	06/19/29	1,243,780
			TOTAL CROATIA			1,243,780

CYPRUS - 0.9%
	300,000		Cyprus Government International Bond	2.750	06/27/24	375,163
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,668,997
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	783,496
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	693,874
			TOTAL CYPRUS			3,521,530

DOMINICAN REPUBLIC - 0.2%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	956,424
			TOTAL DOMINICAN REPUBLIC			956,424

EGYPT - 0.8%
	$550,000	g	Egypt Government International Bond	5.577	02/21/23	568,773
	900,000	g	Egypt Government International Bond	7.600	03/01/29	965,340
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	1,056,233
	$675,000	g	Egypt Government International Bond	8.500	01/31/47	738,041
			TOTAL EGYPT			3,328,387

FRANCE - 4.3%
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	486,083
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,623,432
	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,287,257
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,564,688
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,603,038
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,748,887
			TOTAL FRANCE			17,313,385

GERMANY - 1.7%
	1,425,000		Bundesrepublik Deutschland	1.250	08/15/48	2,083,905
	$5,000,000		Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	4,989,882
			TOTAL GERMANY			7,073,787

GHANA - 0.5%
	825,000	g	Ghana Government International Bond	8.125	03/26/32	840,283
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,017,784
			TOTAL GHANA			1,858,067
346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
GREECE - 2.0%
EUR	2,900,000	g	Hellenic Republic Government International Bond	1.875%	07/23/26	$3,244,048
	2,525,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	3,097,265
	1,300,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	1,665,697
			TOTAL GREECE			8,007,010

GUATEMALA - 0.2%
	$775,000	g	Guatemala Government International Bond	6.125	06/01/50	838,945
			TOTAL GUATEMALA			838,945

HONDURAS - 0.4%
	1,375,000	g	Honduras Government International Bond	6.250	01/19/27	1,486,732
			TOTAL HONDURAS			1,486,732

INDIA - 0.1%
	400,000		Export-Import Bank of India	3.875	03/12/24	413,594
			TOTAL INDIA			413,594

INDONESIA - 0.6%
IDR	12,500,000,000		Indonesia Treasury Bond	7.500	05/15/38	869,890
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,772,012
			TOTAL INDONESIA			2,641,902

ISRAEL - 0.9%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,353,414
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,120,597
			TOTAL ISRAEL			3,474,011

ITALY - 4.7%
EUR	1,075,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	1,195,470
	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	3,657,785
	4,275,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	5,081,822
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,412,154
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,929,668
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,180,614
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,453,965
			TOTAL ITALY			18,911,478

JAPAN - 13.5%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	123,206
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	197,911
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	279,645
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	129,474
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,102,156
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,850,589
347

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
JPY	650,450,000		Japan Government Ten Year Bond	0.100%	09/20/26	$6,132,508
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,264,072
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,628,483
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,415,688
	313,000,000		Japan Government Thirty Year Bond	0.700	06/20/48	3,167,981
	249,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	2,373,345
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,618,239
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,584,919
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,315,150
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,765,286
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,497,427
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,662,445
			TOTAL JAPAN			55,108,524

KAZAKHSTAN - 0.2%
EUR	600,000	g	Kazakhstan Government International Bond	2.375	11/09/28	736,366
			TOTAL KAZAKHSTAN			736,366

KENYA - 0.2%
	$750,000	g	Kenya Government International Bond	7.000	05/22/27	784,846
			TOTAL KENYA			784,846

KOREA, REPUBLIC OF - 3.9%
	500,000		Export-Import Bank of Korea	3.000	11/01/22	509,770
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	494,792
KRW	5,764,500,000		Korea Treasury Bond	1.375	09/10/21	4,877,709
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	1,943,283
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,532,369
	2,655,000,000		Korea Treasury Bond	2.625	06/10/28	2,468,106
	1,600,000,000		Korea Treasury Bond	2.375	12/10/28	1,465,026
	2,815,000,000		Korea Treasury Bond	2.375	09/10/38	2,768,979
			TOTAL KOREA, REPUBLIC OF			16,060,034

LATVIA - 0.4%
EUR	1,100,000	z	Latvia Government International Bond	1.875	02/19/49	1,419,973
			TOTAL LATVIA			1,419,973

LEBANON - 0.3%
	$1,400,000	z	Lebanon Government International Bond	6.850	03/23/27	1,092,108
			TOTAL LEBANON			1,092,108

LITHUANIA - 0.3%
EUR	1,100,000	z	Republic of Lithuania	0.500	06/19/29	1,261,140
			TOTAL LITHUANIA			1,261,140

MALAYSIA - 0.6%
MYR	9,400,000		Malaysia Government International Bond	3.757	04/20/23	2,306,903
			TOTAL MALAYSIA			2,306,903
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
MEXICO - 0.8%
MXN	14,000,000		Mexican Bonos	8.000%	12/07/23	$749,233
	23,500,000		Mexican Bonos	5.750	03/05/26	1,122,261
EUR	1,100,000		Mexico Government International Bond	1.625	04/08/26	1,258,984
			TOTAL MEXICO			3,130,478

NETHERLANDS - 0.6%
EUR	1,075,000	g	Netherlands Government International Bond	2.000	07/15/24	1,350,550
	975,000	g	Netherlands Government International Bond	0.750	07/15/28	1,193,269
			TOTAL NETHERLANDS			2,543,819

NEW ZEALAND - 0.5%
NZD	1,700,000		New Zealand Government International Bond	3.000	04/20/29	1,272,472
	1,100,000		New Zealand Government International Bond	2.750	04/15/37	819,410
			TOTAL NEW ZEALAND			2,091,882

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	1,356,997
			TOTAL NIGERIA			1,356,997

NORWAY - 0.9%
NOK	30,100,000	g	Norway Government International Bond	1.750	09/06/29	3,520,529
			TOTAL NORWAY			3,520,529

PANAMA - 0.3%
	$1,000,000	g	Panama Notas del Tesoro	3.750	04/17/26	1,042,500
			TOTAL PANAMA			1,042,500

PARAGUAY - 0.3%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,042,947
			TOTAL PARAGUAY			1,042,947

PERU - 0.4%
PEN	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,702,088
			TOTAL PERU			1,702,088

PHILIPPINES - 1.1%
PHP	45,000,000		Philippine Government International Bond	4.950	01/15/21	891,275
	40,000,000		Philippine Government International Bond	3.900	11/26/22	771,961
EUR	1,350,000		Philippine Government International Bond	0.875	05/17/27	1,532,856
	$1,250,000		Philippine Government International Bond	3.750	01/14/29	1,373,334
			TOTAL PHILIPPINES			4,569,426
349

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
POLAND - 1.3%
PLN	8,165,000		Poland Government International Bond	4.000%	10/25/23	$2,292,939
	3,335,000		Republic of Poland Government International Bond	2.250	10/25/24	874,443
	7,605,000		Republic of Poland Government International Bond	2.750	10/25/29	2,071,320
			TOTAL POLAND			5,238,702

PORTUGAL - 0.6%
EUR	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,301,161
			TOTAL PORTUGAL			2,301,161

QATAR - 0.3%
	$1,050,000	g	Qatar Government International Bond	4.817	03/14/49	1,215,375
			TOTAL QATAR			1,215,375

REPUBLIC OF SERBIA - 0.5%
EUR	600,000	g	Serbia Government International Bond	1.500	06/26/29	668,882
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,307,367
			TOTAL REPUBLIC OF SERBIA			1,976,249

SAUDI ARABIA - 0.6%
	$2,000,000	g	Saudi Government International Bond	4.500	04/17/30	2,230,726
			TOTAL SAUDI ARABIA			2,230,726

SENEGAL - 0.3%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,155,680
			TOTAL SENEGAL			1,155,680

SINGAPORE - 0.2%
SGD	1,300,000		Singapore Government International Bond	2.625	05/01/28	999,997
			TOTAL SINGAPORE			999,997

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	832,583
	16,500,000		South Africa Government International Bond	7.000	02/28/31	968,640
	7,800,000		South Africa Government International Bond	8.750	01/31/44	484,570
			TOTAL SOUTH AFRICA			2,285,793

SPAIN - 3.8%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,353,760
	2,985,000		Spain Government International Bond	0.400	04/30/22	3,385,242
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	5,899,398
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,345,775
	1,100,000	g	Spain Government International Bond	1.850	07/30/35	1,421,164
	1,425,000	g	Spain Government International Bond	2.700	10/31/48	2,125,798
			TOTAL SPAIN			15,531,137
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
SRI LANKA - 0.3%
	$1,000,000	g	Sri Lanka Government International Bond	6.850%	03/14/24	$1,033,137
			TOTAL SRI LANKA			1,033,137

SUPRANATIONAL - 1.9%
NOK	9,000,000		Asian Development Bank	1.683	01/16/24	1,017,711
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,718,560
NZD	3,177,000		International Bank for Reconstruction & Development	3.375	01/25/22	2,181,337
AUD	4,100,000		International Bank for Reconstruction & Development	2.200	02/27/24	2,920,403
			TOTAL SUPRANATIONAL			7,838,011

SWEDEN - 0.6%
SEK	6,750,000		Kommuninvest I Sverige AB	1.000	05/12/25	734,294
	11,605,000		Sweden Government International Bond	2.250	06/01/32	1,541,311
			TOTAL SWEDEN			2,275,605

THAILAND - 1.9%
THB	29,000,000		Thailand Government International Bond	3.650	12/17/21	985,752
	104,500,000		Thailand Government International Bond	2.400	12/17/23	3,492,549
	79,700,000		Thailand Government International Bond	3.300	06/17/38	3,098,294
			TOTAL THAILAND			7,576,595

TURKEY - 0.2%
	$1,000,000		Turkey Government International Bond	6.350	08/10/24	1,007,960
			TOTAL TURKEY			1,007,960

UKRAINE - 0.6%
UAH	31,000,000		Ukraine Government International Bond	17.000	05/11/22	1,262,019
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,203,571
			TOTAL UKRAINE			2,465,590

UNITED KINGDOM - 5.8%
GBP	4,950,000		United Kingdom Gilt	0.500	07/22/22	6,047,119
	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,224,187
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,157,754
	3,350,000		United Kingdom Gilt	1.750	09/07/37	4,481,625
	3,035,000		United Kingdom Gilt	1.500	07/22/47	3,862,561
	975,000		United Kingdom Gilt	1.625	10/22/54	1,304,414
	1,600,000		United Kingdom Gilt	1.750	07/22/57	2,236,483
			TOTAL UNITED KINGDOM			23,314,143

URUGUAY - 0.3%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	611,049
351

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
UYU	21,800,000	g	Uruguay Government International Bond	8.500%	03/15/28	$571,736
			TOTAL URUGUAY			1,182,785

UZBEKISTAN - 0.4%
	$1,450,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,528,011
			TOTAL UZBEKISTAN			1,528,011

			TOTAL GOVERNMENT BONDS			288,837,440
			(Cost $278,104,657)

			TOTAL BONDS			372,380,827
			(Cost $360,139,766)

SHORT-TERM INVESTMENTS - 2.9%

EGYPT - 1.3%

EGP	36,000,000	j	Egypt Treasury Bill	0.000	08/27/19	2,151,019
	34,350,000	j	Egypt Treasury Bill	0.000	03/03/20	1,879,941
	17,200,000	j	Egypt Treasury Bill	0.000	04/28/20	919,727
			TOTAL EGYPT			4,950,687

NIGERIA - 0.8%
NGN	600,000,000	j	Nigeria OMO Bill	0.000	09/12/19	1,635,147
	610,000,000	j	Nigeria OMO Bill	0.000	01/09/20	1,602,435
			TOTAL NIGERIA			3,237,582

UNITED STATES - 0.8%
	$3,270,000		Federal Home Loan Bank (FHLB)	2.150	08/01/19	3,270,000
			TOTAL UNITED STATES			3,270,000

			TOTAL SHORT-TERM INVESTMENTS			11,458,269
			(Cost $11,156,775)

			TOTAL INVESTMENTS - 96.6%			390,032,085
			(Cost $377,637,661)
			OTHER ASSETS & LIABILITIES, NET - 3.4%			13,897,963
			NET ASSETS - 100.0%			$403,930,048

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
352

TIAA-CREF FUNDS - International Bond Fund

CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/19, the aggregate value of these securities is $94,718,370 or 23.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Forward foreign currency contracts outstanding as of July 31, 2019 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$10,449,878	AUD	14,926,286	Australia and New Zealand Banking Group	8/30/2019	$230,447
	$1,260,243	CAD	1,646,607	Australia and New Zealand Banking Group	8/30/2019	11,820
	$27,295,953	GBP	21,444,718	Australia and New Zealand Banking Group	8/30/2019	1,176,292
	$1,207,131	GBP	959,898	Australia and New Zealand Banking Group	8/30/2019	37,976
	$2,563,047	JPY	275,497,774	Australia and New Zealand Banking Group	8/30/2019	24,800
	$1,006,782	SGD	1,380,412	Australia and New Zealand Banking Group	8/30/2019	1,728
	$5,645,463	THB	174,243,259	Australia and New Zealand Banking Group	8/30/2019	(24,303)
	$4,810,296	EUR	4,261,587	Australia and New Zealand Banking Group	9/30/2019	69,321
	$3,505,891	EUR	3,097,603	Australia and New Zealand Banking Group	9/30/2019	59,838
EUR	243,349		$276,716	Australia and New Zealand Banking Group	9/30/2019	(5,993)
EUR	220,309		$248,365	Australia and New Zealand Banking Group	9/30/2019	(3,274)
Total						$1,578,652
	$3,468,243	ILS	12,209,155	Bank of America	8/30/2019	($15,260)
Total						($15,260)
353

TIAA-CREF FUNDS - International Bond Fund

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$14,726,331	CAD	19,284,104	Citibank, N.A.	8/30/2019	$105,531
	$2,514,082	GBP	2,019,424	Citibank, N.A.	8/30/2019	54,425
	$44,890,298	JPY	4,811,103,806	Citibank, N.A.	8/30/2019	564,097
	$3,533,759	NOK	29,902,323	Citibank, N.A.	8/30/2019	154,377
	$4,360,294	NZD	6,511,934	Citibank, N.A.	8/30/2019	81,626
	$4,071,232	PLN	15,656,422	Citibank, N.A.	8/30/2019	28,705
	$2,340,293	SEK	21,574,466	Citibank, N.A.	8/30/2019	101,842
GBP	1,924,925		$2,406,922	Citibank, N.A.	8/30/2019	(62,364)
	$925,469	EUR	817,532	Citibank, N.A.	9/30/2019	15,973
EUR	12,615		$14,286	Citibank, N.A.	9/30/2019	(251)
Total						$1,043,961
	$583,060	ZAR	8,313,564	Morgan Stanley	8/30/2019	$5,678
	$139,189,126	EUR	122,867,092	Morgan Stanley	9/30/2019	2,500,659
Total						$2,506,337
	$14,949,328	KRW	17,694,024,877	Toronto Dominion bank	8/30/2019	$43,448
Total						$43,448
Total						$5,157,138

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

354

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2019

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$288,837,440	71.5%
FINANCIALS	21,244,952	5.3
HEALTH CARE	12,671,610	3.1
INDUSTRIALS	10,625,095	2.6
CONSUMER DISCRETIONARY	8,634,511	2.2
COMMUNICATION SERVICES	6,889,893	1.7
MATERIALS	6,742,652	1.7
INFORMATION TECHNOLOGY	6,201,689	1.5
UTILITIES	5,205,694	1.3
CONSUMER STAPLES	4,152,364	1.0
ENERGY	3,968,835	1.0
REAL ESTATE	3,399,081	0.8
SHORT-TERM INVESTMENTS	11,458,269	2.9
OTHER ASSETS & LIABILITIES, NET	13,897,963	3.4

NET ASSETS	$403,930,048	100.0%

355

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of July 31, 2019, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of July 31, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Communication services	$738,376,804	$25,835,203	$—	$764,212,007
Consumer discretionary	570,427,724	19,834,823	—	590,262,547
Consumer staples	523,921,514	35,934,109	—	559,855,623
Health care	916,272,233	128,712,580	—	1,044,984,813
Industrials	610,450,849	16,233,177	—	626,684,026
Information technology	1,552,945,817	20,412,361	—	1,573,358,178
All other equity investments*	1,502,234,276	—	—	1,502,234,276
Short-term investments	69,602,898	30,080,000	—	99,682,898
Purchased options**	9,600	—	—	9,600
Written options**	(11,239,561)	—	—	(11,239,561)
Total	$6,473,002,154	$277,042,253	$—	$6,750,044,407
Large-Cap Growth
Equity investments:
Communication services	$893,897,804	$78,454,329	$—	$972,352,133
Consumer discretionary	718,271,233	78,430,461	—	796,701,694
Health care	646,406,551	191,264,673	—	837,671,224
Industrials	171,873,581	96,817,208	—	268,690,789
Information technology	2,265,442,232	62,445,469	—	2,327,887,701
All other equity investments*	447,824,919	—	—	447,824,919
Short-term investments	32,797,468	27,638,833	—	60,436,301
Written options**	(2,964)	—	—	(2,964)
Total	$5,176,510,824	$535,050,973	$—	$5,711,561,797

356

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Equity investments*	$5,929,800,541	$—	$—	$5,929,800,541
Short-term investments	—	53,522,857	—	53,522,857
Total	$5,929,800,541	$53,522,857	$—	$5,983,323,398
Mid-Cap Growth
Equity investments*	$1,517,023,692	$—	$—	$1,517,023,692
Short-term investments	678,985	17,434,195	—	18,113,180
Purchased options**	3,284,933	—	—	3,284,933
Written options**	(2,540,687)	—	—	(2,540,687)
Total	$1,518,446,923	$17,434,195	$—	$1,535,881,118
Mid-Cap Value
Equity investments:
Materials	$217,284,591	$7,295,125	$—	$224,579,716
Real estate	335,440,979	5,971,618	—	341,412,597
All other equity investments*	2,516,125,482	—	—	2,516,125,482
Short-term investments	—	4,770,000	—	4,770,000
Total	$3,068,851,052	$18,036,743	$—	$3,086,887,795
Quant Large-Cap Growth
Equity investments*	$2,844,369,006	$—	$—	$2,844,369,006
Short-term investments	—	4,540,000	—	4,540,000
Total	$2,844,369,006	$4,540,000	$—	$2,848,909,006
Quant Large-Cap Value
Equity investments*	$2,626,751,035	$—	$—	$2,626,751,035
Short-term investments	1,998,127	7,540,000	—	9,538,127
Total	$2,628,749,162	$7,540,000	$—	$2,636,289,162
Quant Small-Cap Equity
Equity investments*	$3,102,941,163	$—	$—	$3,102,941,163
Short-term investments	38,124,637	22,480,000	—	60,604,637
Total	$3,141,065,800	$22,480,000	$—	$3,163,545,800
Quant Small/Mid-Cap Equity
Equity investments*	$693,602,984	$—	$—	$693,602,984
Short-term investments	2,832,192	3,590,000	—	6,422,192
Total	$696,435,176	$3,590,000	$—	$700,025,176
Social Choice Equity
Equity investments:
Financials	$682,074,398	$3,635	$—	$682,078,033
All other equity investments*	3,935,084,316	—	—	3,935,084,316
Short-term investments	19,784,358	13,000,000	—	32,784,358
Futures contracts**	(120,997)	—	—	(120,997)
Total	$4,636,822,075	$13,003,635	$—	$4,649,825,710
Social Choice Low Carbon Equity
Equity investments:
Financials	$31,618,376	$141	$—	$31,618,517
All other equity investments*	179,288,217	—	—	179,288,217
Short-term investments	—	2,480,000	—	2,480,000
Futures contracts**	(26,096)	—	—	(26,096)
Total	$210,880,497	$2,480,141	$—	$213,360,638
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$64,249,819	$—	$64,249,819
Asia	182,548,192	732,801,593	12,263	915,362,048
Europe	74,923,155	32,526,710	—	107,449,865
Latin America	73,475,387	154,434,258	—	227,909,645
All other equity investments*	29,968,512	130,370,584	3,383	160,342,479
Short-term investments	9,116,610	67,332,211	—	76,448,821
Total	$370,031,856	$1,181,715,175	$15,646	$1,551,762,677
357

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$30,524,035	$954,780,527	$—	$985,304,562
Europe	—	3,339,295,344	—	3,339,295,344
All other equity investments*	—	267,632,611	—	267,632,611
Short-term investments	72,972,945	41,744,986	—	114,717,931
Total	$103,496,980	$4,603,453,468	$—	$4,706,950,448
International Opportunities
Equity investments:
Asia	$49,051,425	$312,205,547	$18,200	$361,275,172
Australasia	—	71,120,514	—	71,120,514
Europe	—	726,962,697	—	726,962,697
Latin America	39,129,693	71,278,385	—	110,408,078
North America	21,459,407	179,961,231	—	201,420,638
All other equity investments*	—	178,871,938	1,574	178,873,512
Short-term investments	82,650,367	77,538,541	—	160,188,908
Total	$192,290,892	$1,617,938,853	$19,774	$1,810,249,519
Quant International Equity
Equity investments:
Asia	$283,122	$504,825,363	$—	$505,108,485
Australasia	—	143,413,187	—	143,413,187
Europe	50,816,364	950,448,158	—	1,001,264,522
All other equity investments*	34,501,514	143,638,798	—	178,140,312
Short-term investments	11,521,789	6,600,000	—	18,121,789
Total	$97,122,789	$1,748,925,506	$—	$1,846,048,295
Quant International Small-Cap Equity
Equity investments:
Africa/Middle East	$—	$20,552,212	$—	$20,552,212
Asia	10,410,150	315,240,771	—	325,650,921
Australasia	—	43,139,043	—	43,139,043
Europe	—	263,646,807	—	263,646,807
Latin America	—	27,731,904	—	27,731,904
North America	—	52,361,151	—	52,361,151
All other equity investments*	2,671,470	185,928,162	—	188,599,632
Short-term investments	38,998,083	9,340,000	—	48,338,083
Total	$52,079,703	$917,940,050	$—	$970,019,753
Social Choice International Equity
Equity investments:
Asia	$—	$54,344,435	$—	$54,344,435
Australasia	—	14,421,936	—	14,421,936
Europe	3,536,799	99,229,143	—	102,765,942
All other equity investments*	—	21,672,307	—	21,672,307
Short-term investments	167,607	3,300,000	—	3,467,607
Futures contracts**	(10,891)	—	—	(10,891)
Total	$3,693,515	$192,967,821	$—	$196,661,336
Equity Index
Equity investments:
Financials	$2,911,493,255	$4,489	$—	$2,911,497,744
Health care	2,912,965,726	3,568	1,193	2,912,970,487
Materials	623,446,771	—	54,153	623,500,924
All other equity investments*	14,891,048,010	—	—	14,891,048,010
Short-term investments	116,079,665	81,306,238	—	197,385,903
Futures contracts**	(195,732)	—	—	(195,732)
Total	$21,454,837,695	$81,314,295	$55,346	$21,536,207,336
358

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Growth Index
Equity investments*	$7,369,772,798	$—	$—	$7,369,772,798
Short-term investments	26,060,066	3,390,000	—	29,450,066
Total	$7,395,832,864	$3,390,000	$—	$7,399,222,864
Large-Cap Value Index
Equity investments*	$6,640,075,432	$—	$—	$6,640,075,432
Short-term investments	7,354,222	5,250,000	—	12,604,222
Total	$6,647,429,654	$5,250,000	$—	$6,652,679,654
S&P 500 Index
Equity investments*	$5,226,987,853	$—	$—	$5,226,987,853
Short-term investments	—	30,679,241	—	30,679,241
Futures contracts**	(204,635)	—	—	(204,635)
Total	$5,226,783,218	$30,679,241	$—	$5,257,462,459
Small-Cap Blend Index
Equity investments:
Financials	$563,975,516	$9,288	$—	$563,984,804
Health care	510,408,897	7,548	3,089	510,419,534
Materials	117,661,613	—	114,017	117,775,630
All other equity investments*	1,874,012,986	—	—	1,874,012,986
Short-term investments	144,483,879	18,390,000	—	162,873,879
Total	$3,210,542,891	$18,406,836	$117,106	$3,229,066,833
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$132,536,787	$—	$132,536,787
Asia	192,608,170	1,473,298,451	35,646	1,665,942,267
Europe	41,370,127	53,740,916	—	95,111,043
Latin America	—	250,918,719	—	250,918,719
North America	61,230,372	797,582	—	62,027,954
All other equity investments*	18,102,978	220,491,276	921,423	239,515,677
Short-term investments	15,976,388	1,230,000	—	17,206,388
Total	$329,288,035	$2,133,013,731	$957,069	$2,463,258,835
International Equity Index Fund
Equity investments:
Asia	$3,942,249	$3,276,730,226	$—	$3,280,672,475
Australasia	—	948,523,725	—	948,523,725
Europe	48,610,894	6,517,974,903	—	6,566,585,797
All other equity investments*	41,079,480	1,005,639,361	—	1,046,718,841
Short-term investments	40,224,340	112,574,123	—	152,798,463
Futures contracts**	(1,264,264)	—	—	(1,264,264)
Total	$132,592,699	$11,861,442,338	$—	$11,994,035,037
Emerging Markets Debt
Africa/Middle East	$—	$122,523,345	$597,014	$123,120,359
Asia	—	105,768,408	—	105,768,408
Europe	—	69,018,134	—	69,018,134
Latin America	299,301	193,768,731	1,601,474	195,669,506
North America	—	4,089,716	—	4,089,716
Short-term investments	—	21,168,978	—	21,168,978
Credit default swap contracts**	—	48,363	—	48,363
Forward foreign currency contracts**	—	(23,862)	—	(23,862)
Total	$299,301	$516,361,813	$2,198,488	$518,859,602

*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.
359